UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23124

Franklin Templeton ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

One Franklin Parkway

San Mateo, CA 94403-1096

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650-312-2000

Date of fiscal year end: March 31, 2024

Date of reporting period: September 30, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

a)	The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

The Semi-Annual Report to Stockholders is filed herewith.

Franklin Emerging Market Core Dividend Tilt Index ETF
DIEM | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Franklin Emerging Market Core Dividend Tilt Index ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Emerging Market Core Dividend Tilt Index ETF	$10	0.19%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$14,308,945
Total Number of Portfolio Holdings*	578
Portfolio Turnover Rate	28.82%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Emerging Market Core Dividend Tilt Index ETF	PAGE 1	DIEM-STSR-1124

Franklin International Core Dividend Tilt Index ETF
DIVI | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Franklin International Core Dividend Tilt Index ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin International Core Dividend Tilt Index ETF	$5	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$1,001,483,104
Total Number of Portfolio Holdings*	467
Portfolio Turnover Rate	14.78%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Portfolio Composition*	% of Total Investments
Financials	23.6%
Industrials	12.9%
Health Care	11.8%
Consumer Discretionary	11.3%
Information Technology	9.6%
Materials	7.2%
Consumer Staples	7.0%
Utilities	5.0%
Communication Services	4.7%
Energy	3.8%
Real Estate	3.0%
Short-Term Investments	0.1%

Geographic Composition*	% of Total Investments
Europe	60.2%
Asia	27.5%
Australia & New Zealand	11.0%
North America	0.7%
Middle East & Africa	0.5%
Short-Term Investments	0.1%
*	Does not include derivatives, except purchased options, if any.
Franklin International Core Dividend Tilt Index ETF	PAGE 1	DIVI-STSR-1124

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin International Core Dividend Tilt Index ETF	PAGE 2	DIVI-STSR-1124

Franklin U.S. Core Dividend Tilt Index ETF
UDIV | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Franklin U.S. Core Dividend Tilt Index ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin U.S. Core Dividend Tilt Index ETF	$3	0.06%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$35,702,668
Total Number of Portfolio Holdings*	283
Portfolio Turnover Rate	7.75%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Core Dividend Tilt Index ETF	PAGE 1	UDIV-STSR-1124

Franklin U.S. Large Cap Multifactor Index ETF
FLQL | Cboe BZX Exchange, Inc.
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Franklin U.S. Large Cap Multifactor Index ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin U.S. Large Cap Multifactor Index ETF	$8	0.15%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$1,358,514,639
Total Number of Portfolio Holdings*	215
Portfolio Turnover Rate	27.63%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Large Cap Multifactor Index ETF	PAGE 1	FLQL-STSR-1124

Franklin U.S. Mid Cap Multifactor Index ETF
FLQM | Cboe BZX Exchange, Inc.
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Franklin U.S. Mid Cap Multifactor Index ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin U.S. Mid Cap Multifactor Index ETF	$15	0.30%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$1,037,146,231
Total Number of Portfolio Holdings*	206
Portfolio Turnover Rate	12.12%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Mid Cap Multifactor Index ETF	PAGE 1	FLQM-STSR-1124

Franklin U.S. Small Cap Multifactor Index ETF
FLQS | Cboe BZX Exchange, Inc.
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Franklin U.S. Small Cap Multifactor Index ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin U.S. Small Cap Multifactor Index ETF	$18	0.35%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$42,328,976
Total Number of Portfolio Holdings*	494
Portfolio Turnover Rate	11.53%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Small Cap Multifactor Index ETF	PAGE 1	FLQS-STSR-1124

Franklin Disruptive Commerce ETF
BUYZ | Cboe BZX Exchange, Inc.
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Franklin Disruptive Commerce ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin Disruptive Commerce ETF	$26	0.50%
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$10,309,728
Total Number of Portfolio Holdings*	47
Portfolio Turnover Rate	1.79%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Disruptive Commerce ETF	PAGE 1	BUYZ-STSR-1124

Franklin Dynamic Municipal Bond ETF
FLMI | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Franklin Dynamic Municipal Bond ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin Dynamic Municipal Bond ETF	$15	0.30%
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$323,020,276
Total Number of Portfolio Holdings*	604
Portfolio Turnover Rate	29.29%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Dynamic Municipal Bond ETF	PAGE 1	FLMI-STSR-1124

Franklin Exponential Data ETF
XDAT | Cboe BZX Exchange, Inc.
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Franklin Exponential Data ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Exponential Data ETF	$25	0.49%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$5,935,700
Total Number of Portfolio Holdings*	42
Portfolio Turnover Rate	2.95%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Exponential Data ETF	PAGE 1	XDAT-STSR-1124

Franklin Focused Growth ETF
FFOG | Cboe BZX Exchange, Inc.
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Franklin Focused Growth ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Focused Growth ETF	$29	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$124,869,552
Total Number of Portfolio Holdings*	28
Portfolio Turnover Rate	5.96%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Focused Growth ETF	PAGE 1	FFOG-STSR-1124

Franklin Genomic Advancements ETF
HELX | Cboe BZX Exchange, Inc.
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Franklin Genomic Advancements ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin Genomic Advancements ETF	$25	0.50%
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$9,720,388
Total Number of Portfolio Holdings*	60
Portfolio Turnover Rate	5.37%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Genomic Advancements ETF	PAGE 1	HELX-STSR-1124

Franklin High Yield Corporate ETF
FLHY | Cboe BZX Exchange, Inc.
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Franklin High Yield Corporate ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin High Yield Corporate ETF	$21	0.40%
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$573,901,475
Total Number of Portfolio Holdings*	250
Portfolio Turnover Rate	13.05%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin High Yield Corporate ETF	PAGE 1	FLHY-STSR-1124

Franklin Income Equity Focus ETF
INCE | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Franklin Income Equity Focus ETF (previously known as Franklin U.S. Low Volatility ETF) for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin Income Equity Focus ETF	$15	0.29%
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$96,117,012
Total Number of Portfolio Holdings*	73
Portfolio Turnover Rate	5.92%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Income Equity Focus ETF	PAGE 1	INCE-STSR-1124

Franklin Income Focus ETF
INCM | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Franklin Income Focus ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin Income Focus ETF	$20	0.38%
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$331,089,654
Total Number of Portfolio Holdings*	225
Portfolio Turnover Rate	14.56%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Income Focus ETF	PAGE 1	INCM-STSR-1124

Franklin Intelligent Machines ETF
IQM | Cboe BZX Exchange, Inc.
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Franklin Intelligent Machines ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin Intelligent Machines ETF	$26	0.50%
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$25,309,849
Total Number of Portfolio Holdings*	56
Portfolio Turnover Rate	5.23%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Intelligent Machines ETF	PAGE 1	IQM-STSR-1124

Franklin International Aggregate Bond ETF
FLIA | Cboe BZX Exchange, Inc.
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Franklin International Aggregate Bond ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin International Aggregate Bond ETF	$13	0.25%
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$583,559,826
Total Number of Portfolio Holdings*	84
Portfolio Turnover Rate	11.92%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Portfolio Composition*	% of Total Investments
Foreign Government and Agency Securities	97.0%
Corporate Bonds & Notes	2.7%
Short-Term Investments	0.3%

Geographic Composition*	% of Total Investments
Europe	46.3%
Asia	37.2%
Supranationals	6.0%
North America	5.2%
Australia & New Zealand	3.0%
Latin America & Caribbean	1.1%
Middle East & Africa	0.9%
Short-Term Investments	0.3%
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin International Aggregate Bond ETF	PAGE 1	FLIA-STSR-1124

Franklin Investment Grade Corporate ETF
FLCO | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Franklin Investment Grade Corporate ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin Investment Grade Corporate ETF	$18	0.35%
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$579,919,649
Total Number of Portfolio Holdings*	192
Portfolio Turnover Rate	17.70%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Investment Grade Corporate ETF	PAGE 1	FLCO-STSR-1124

Franklin Municipal Green Bond ETF
FLMB | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Franklin Municipal Green Bond ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin Municipal Green Bond ETF	$15	0.30%
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$107,553,147
Total Number of Portfolio Holdings*	133
Portfolio Turnover Rate	14.45%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Municipal Green Bond ETF	PAGE 1	FLMB-STSR-1124

Franklin Senior Loan ETF
FLBL | Cboe BZX Exchange, Inc.
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Franklin Senior Loan ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin Senior Loan ETF	$23	0.45%
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$586,516,720
Total Number of Portfolio Holdings*	271
Portfolio Turnover Rate	7.92%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Senior Loan ETF	PAGE 1	FLBL-STSR-1124

Franklin Systematic Style Premia ETF
FLSP | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Franklin Systematic Style Premia ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Systematic Style Premia ETF	$31	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$205,770,210
Total Number of Portfolio Holdings*	336
Portfolio Turnover Rate	58.20%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Systematic Style Premia ETF	PAGE 1	FLSP-STSR-1124

Franklin U.S. Core Bond ETF
FLCB | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Franklin U.S. Core Bond ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin U.S. Core Bond ETF	$8	0.15%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$2,372,441,204
Total Number of Portfolio Holdings*	397
Portfolio Turnover Rate	9.93%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Core Bond ETF	PAGE 1	FLCB-STSR-1124

Franklin U.S. Treasury Bond ETF
FLGV | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Franklin U.S. Treasury Bond ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin U.S. Treasury Bond ETF	$5	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$886,948,865
Total Number of Portfolio Holdings*	25
Portfolio Turnover Rate	102.49%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Treasury Bond ETF	PAGE 1	FLGV-STSR-1124

Franklin Ultra Short Bond ETF
FLUD | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Franklin Ultra Short Bond ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Ultra Short Bond ETF	$4	0.07%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$6,242,950
Total Number of Portfolio Holdings*	36
Portfolio Turnover Rate	74.68%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Ultra Short Bond ETF	PAGE 1	FLUD-STSR-1124

Franklin FTSE Asia Ex Japan ETF
FLAX | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Franklin FTSE Asia Ex Japan ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Asia Ex Japan ETF	$10	0.19%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$30,317,607
Total Number of Portfolio Holdings*	1,567
Portfolio Turnover Rate	2.64%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Asia Ex Japan ETF	PAGE 1	FLAX-STSR-1124

Franklin FTSE Australia ETF
FLAU | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Franklin FTSE Australia ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Australia ETF	$5	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$59,935,602
Total Number of Portfolio Holdings*	106
Portfolio Turnover Rate	2.28%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Australia ETF	PAGE 1	FLAU-STSR-1124

Franklin FTSE Brazil ETF
FLBR | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Franklin FTSE Brazil ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Brazil ETF	$9	0.19%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$164,862,294
Total Number of Portfolio Holdings*	84
Portfolio Turnover Rate	9.32%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Brazil ETF	PAGE 1	FLBR-STSR-1124

Franklin FTSE Canada ETF
FLCA | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Franklin FTSE Canada ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Canada ETF	$5	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$412,387,329
Total Number of Portfolio Holdings*	51
Portfolio Turnover Rate	1.88%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Canada ETF	PAGE 1	FLCA-STSR-1124

Franklin FTSE China ETF
FLCH | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Franklin FTSE China ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE China ETF	$11	0.19%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$139,562,756
Total Number of Portfolio Holdings*	951
Portfolio Turnover Rate	5.63%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE China ETF	PAGE 1	FLCH-STSR-1124

Franklin FTSE Europe ETF
FLEE | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Franklin FTSE Europe ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Europe ETF	$5	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$86,873,740
Total Number of Portfolio Holdings*	521
Portfolio Turnover Rate	3.67%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Europe ETF	PAGE 1	FLEE-STSR-1124

Franklin FTSE Eurozone ETF
FLEU | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Franklin FTSE Eurozone ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Eurozone ETF	$5	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$21,478,090
Total Number of Portfolio Holdings*	270
Portfolio Turnover Rate	2.37%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Eurozone ETF	PAGE 1	FLEU-STSR-1124

Franklin FTSE Germany ETF
FLGR | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Franklin FTSE Germany ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Germany ETF	$5	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$31,809,006
Total Number of Portfolio Holdings*	69
Portfolio Turnover Rate	2.38%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Germany ETF	PAGE 1	FLGR-STSR-1124

Franklin FTSE Hong Kong ETF
FLHK | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Franklin FTSE Hong Kong ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Hong Kong ETF	$5	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$13,733,981
Total Number of Portfolio Holdings*	72
Portfolio Turnover Rate	3.94%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Hong Kong ETF	PAGE 1	FLHK-STSR-1124

Franklin FTSE India ETF
FLIN | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Franklin FTSE India ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE India ETF	$10	0.19%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$1,812,150,182
Total Number of Portfolio Holdings*	245
Portfolio Turnover Rate	2.83%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE India ETF	PAGE 1	FLIN-STSR-1124

Franklin FTSE Japan ETF
FLJP | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Franklin FTSE Japan ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Japan ETF	$5	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$2,100,944,485
Total Number of Portfolio Holdings*	497
Portfolio Turnover Rate	2.24%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Japan ETF	PAGE 1	FLJP-STSR-1124

Franklin FTSE Japan Hedged ETF
FLJH | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Franklin FTSE Japan Hedged ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Japan Hedged ETF	$4	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$72,846,338
Total Number of Portfolio Holdings*	487
Portfolio Turnover Rate	8.61%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Japan Hedged ETF	PAGE 1	FLJH-STSR-1124

Franklin FTSE Latin America ETF
FLLA | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Franklin FTSE Latin America ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Latin America ETF	$9	0.19%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$52,180,559
Total Number of Portfolio Holdings*	147
Portfolio Turnover Rate	4.45%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Latin America ETF	PAGE 1	FLLA-STSR-1124

Franklin FTSE Mexico ETF
FLMX | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Franklin FTSE Mexico ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Mexico ETF	$9	0.19%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$94,929,551
Total Number of Portfolio Holdings*	40
Portfolio Turnover Rate	4.23%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Mexico ETF	PAGE 1	FLMX-STSR-1124

Franklin FTSE Saudi Arabia ETF
FLSA | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Franklin FTSE Saudi Arabia ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Saudi Arabia ETF	$19	0.39%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$18,350,016
Total Number of Portfolio Holdings*	64
Portfolio Turnover Rate	8.88%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Saudi Arabia ETF	PAGE 1	FLSA-STSR-1124

Franklin FTSE South Korea ETF
FLKR | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Franklin FTSE South Korea ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE South Korea ETF	$4	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$120,538,120
Total Number of Portfolio Holdings*	158
Portfolio Turnover Rate	7.47%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE South Korea ETF	PAGE 1	FLKR-STSR-1124

Franklin FTSE Switzerland ETF
FLSW | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Franklin FTSE Switzerland ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Switzerland ETF	$5	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$57,839,669
Total Number of Portfolio Holdings*	54
Portfolio Turnover Rate	3.49%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Switzerland ETF	PAGE 1	FLSW-STSR-1124

Franklin FTSE Taiwan ETF
FLTW | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Franklin FTSE Taiwan ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Taiwan ETF	$10	0.19%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$271,358,116
Total Number of Portfolio Holdings*	130
Portfolio Turnover Rate	26.97%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Taiwan ETF	PAGE 1	FLTW-STSR-1124

Franklin FTSE United Kingdom ETF
FLGB | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Franklin FTSE United Kingdom ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE United Kingdom ETF	$5	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$731,907,856
Total Number of Portfolio Holdings*	104
Portfolio Turnover Rate	4.58%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE United Kingdom ETF	PAGE 1	FLGB-STSR-1124

BrandywineGLOBAL-Dynamic US Large Cap Value ETF
DVAL | The Nasdaq Stock Market LLC
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about BrandywineGLOBAL-Dynamic US Large Cap Value ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
BrandywineGLOBAL-Dynamic US Large Cap Value ETF	$25	0.49%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$116,319,447
Total Number of Portfolio Holdings*	116
Portfolio Turnover Rate	33.79%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
BrandywineGLOBAL-Dynamic US Large Cap Value ETF	PAGE 1	DVAL-STSR-1124

BrandywineGLOBAL - U.S. Fixed Income ETF
USFI | The Nasdaq Stock Market LLC
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about BrandywineGLOBAL - U.S. Fixed Income ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
BrandywineGLOBAL - U.S. Fixed Income ETF	$20	0.39%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$12,697,989
Total Number of Portfolio Holdings*	21
Portfolio Turnover Rate	24.85%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
BrandywineGLOBAL - U.S. Fixed Income ETF	PAGE 1	USFI-STSR-1124

ClearBridge Sustainable Infrastructure ETF
INFR | The Nasdaq Stock Market LLC
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about ClearBridge Sustainable Infrastructure ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
ClearBridge Sustainable Infrastructure ETF	$31	0.59%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$9,210,008
Total Number of Portfolio Holdings*	33
Portfolio Turnover Rate	5.70%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Sustainable Infrastructure ETF	PAGE 1	INFR-STSR-1124

Western Asset Bond ETF
WABF | The Nasdaq Stock Market LLC
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Western Asset Bond ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Western Asset Bond ETF	$18	0.35%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$42,333,867
Total Number of Portfolio Holdings*	556
Portfolio Turnover Rate	32.73%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Bond ETF	PAGE 1	WABF-STSR-1124

Martin Currie Sustainable International Equity ETF
MCSE | The Nasdaq Stock Market LLC
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Martin Currie Sustainable International Equity ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Martin Currie Sustainable International Equity ETF	$29	0.59%
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$33,357,267
Total Number of Portfolio Holdings*	25
Portfolio Turnover Rate	9.62%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Portfolio Composition*	% of Total Investments
Health Care	27.6%
Information Technology	21.7%
Industrials	16.3%
Consumer Discretionary	14.1%
Materials	7.8%
Financials	6.5%
Consumer Staples	6.0%

Geographic Composition*	% of Total Investments
Europe	79.8%
North America	16.3%
Australia & New Zealand	3.9%
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Martin Currie Sustainable International Equity ETF	PAGE 1	MCSE-STSR-1124

Franklin U.S. Equity Index ETF
USPX | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Franklin U.S. Equity Index ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin U.S. Equity Index ETF	$2	0.03%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$1,123,175,133
Total Number of Portfolio Holdings*	571
Portfolio Turnover Rate	1.68%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Equity Index ETF	PAGE 1	USPX-STSR-1124

Franklin FTSE Russia ETF
FLRU
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Franklin FTSE Russia ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin FTSE Russia ETF	$0	0.00%
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets*	$4,719
Total Number of Portfolio Holdings	36
Portfolio Turnover Rate	0.00%
*	As of September 30, 2024, the Fund’s portfolio was comprised of Russian equity securities (fair valued at $0) and USD cash.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition*,† (% of Total Net Assets)
*	As of September 30, 2024, the Fund’s portfolio was comprised of Russian equity securities (fair valued at $0) and USD cash.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
The Fund is in the process of liquidating its assets and winding up its business pursuant to a plan of liquidation.
For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus@franklintempleton.com.
Franklin FTSE Russia ETF	PAGE 1	FLRU-STSR-1124

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Russia ETF	PAGE 2	FLRU-STSR-1124

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin Templeton
ETF Trust
Financial Statements and Other Important Information
Semi-Annual	September 30, 2024
Franklin Emerging Market Core Dividend Tilt Index ETF
Franklin International Core Dividend Tilt Index ETF
Franklin U.S. Core Dividend Tilt Index ETF
Franklin U.S. Large Cap Multifactor Index ETF
Franklin U.S. Mid Cap Multifactor Index ETF
Franklin U.S. Small Cap Multifactor Index ETF

Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Franklin Emerging Market Core Dividend Tilt Index ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$25.68	$23.88	$28.33	$30.78	$22.20	$29.70
Income from investment operations[a]:
Net investment income[b]	0.73	1.07	1.39	1.32	0.84	1.24
Net realized and unrealized gains (losses)	3.27	1.86	(4.42)	(2.55)	8.55	(6.96)
Total from investment operations	4.00	2.93	(3.03)	(1.23)	9.39	(5.72)
Less distributions from net investment income	(1.06)	(1.13)	(1.42)	(1.22)	(0.81)	(1.78)
Net asset value, end of period	$28.62	$25.68	$23.88	$28.33	$30.78	$22.20
Total return[c]	16.14%	12.67%	(10.36)%	(4.21)%	42.57%	(20.55)%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.19%	0.19%	0.29%	0.45%	0.45%	0.49%
Expenses net of waiver and payments by affiliates	0.19%	0.19%	0.29%	0.45%	0.45%	0.49%
Net investment income	5.44%	4.47%	5.83%	4.28%	3.15%	4.26%
Supplemental data
Net assets, end of period (000’s)	$14,309	$12,838	$11,939	$17,000	$24,627	$57,711
Portfolio turnover rate[e]	28.82%[f]	51.44%[f]	110.78%[f]	34.27%[f]	40.22%[f]	44.11%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Ratios are annualized for periods less than one year.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash ("Cash creations").
[f]Portfolio turnover rate excluding cash creations was as follows:	28.82%	51.44%	110.78%	34.27%	36.91%	41.78%
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	1

Franklin Templeton ETF Trust
Schedule of Investments, September 30, 2024 (unaudited)
Franklin Emerging Market Core Dividend Tilt Index ETF
		Industry	Shares	Value
	Common Stocks 98.6%
	Australia 0.0%†
[a]	Yancoal Australia Ltd.	Oil, Gas & Consumable Fuels	1,500	$ 6,295
	Brazil 3.2%
	Ambev SA	Beverages	21,500	51,640
	Banco Santander Brasil SA	Banks	2,000	10,426
	BB Seguridade Participacoes SA	Insurance	3,500	22,816
	Caixa Seguridade Participacoes SA	Insurance	3,000	8,015
	Cia Energetica de Minas Gerais	Electric Utilities	1,950	5,221
	Cia Siderurgica Nacional SA	Metals & Mining	3,000	7,101
	CPFL Energia SA	Electric Utilities	1,000	6,231
	CSN Mineracao SA	Metals & Mining	3,000	3,801
	Energisa SA	Electric Utilities	1,000	8,225
	Hypera SA	Pharmaceuticals	2,000	9,633
	Localiza Rent a Car SA	Ground Transportation	4,025	30,303
	Lojas Renner SA	Specialty Retail	2,000	6,633
	Natura & Co. Holding SA	Personal Care Products	5,000	12,900
	Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	10,500	75,716
	Telefonica Brasil SA	Diversified Telecommunication Services	2,000	20,500
	TIM SA	Wireless Telecommunication Services	4,000	13,757
	Vale SA	Metals & Mining	12,500	145,777
	Vibra Energia SA	Specialty Retail	4,000	17,188
				455,883
	Chile 0.4%
	Banco de Chile	Banks	225,145	28,761
	Cia Sud Americana de Vapores SA	Marine Transportation	79,040	4,842
	Empresas CMPC SA	Paper & Forest Products	5,735	9,989
	Enel Chile SA	Electric Utilities	136,415	7,520
				51,112
	China 27.9%
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	Entertainment	500	1,279
	Agricultural Bank of China Ltd., Class H	Banks	140,000	65,967
	AIMA Technology Group Co. Ltd., Class A	Automobiles	500	2,679
[b]	Alibaba Group Holding Ltd., Class A	Broadline Retail	7,500	106,212
	Anhui Conch Cement Co. Ltd., Class A	Construction Materials	1,500	5,603
	Anhui Conch Cement Co. Ltd., Class H	Construction Materials	6,170	18,151
	Anhui Gujing Distillery Co. Ltd., Class A	Beverages	200	5,802
	Anhui Gujing Distillery Co. Ltd., Class B	Beverages	500	8,059
	ANTA Sports Products Ltd., Class A	Textiles, Apparel & Luxury Goods	6,040	73,444
	AviChina Industry & Technology Co. Ltd., Class H	Aerospace & Defense	10,000	4,892
	Bank of Beijing Co. Ltd., Class A	Banks	9,000	7,510
	Bank of Changsha Co. Ltd., Class A	Banks	2,000	2,392
	Bank of Chengdu Co. Ltd., Class A	Banks	1,500	3,376
	Bank of China Ltd., Class H	Banks	295,000	139,382
	Bank of Communications Co. Ltd., Class A	Banks	16,000	16,918
	Bank of Communications Co. Ltd., Class H	Banks	45,000	34,528
	Bank of Hangzhou Co. Ltd., Class A	Banks	2,500	5,037
	Bank of Jiangsu Co. Ltd., Class A	Banks	7,500	9,002
	Bank of Nanjing Co. Ltd., Class A	Banks	4,000	6,258
	Bank of Shanghai Co. Ltd., Class A	Banks	5,000	5,637
	Bank of Suzhou Co. Ltd., Class A	Banks	1,500	1,734
	Baoshan Iron & Steel Co. Ltd., Class A	Metals & Mining	9,000	8,925
	Beijing Enterprises Holdings Ltd., Class H	Gas Utilities	2,500	8,980
	Beijing New Building Materials PLC, Class A	Building Products	1,000	4,712
	BOC Hong Kong Holdings Ltd.	Banks	19,000	60,908
2	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Emerging Market Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	BYD Electronic International Co. Ltd.	Communications Equipment	5,000	$ 20,953
	C&D International Investment Group Ltd.	Real Estate Management & Development	5,000	10,840
	China CITIC Bank Corp. Ltd., Class A	Banks	10,000	10,016
	China CITIC Bank Corp. Ltd., Class H	Banks	45,000	28,735
	China Construction Bank Corp., Class A	Banks	2,000	2,266
	China Construction Bank Corp., Class H	Banks	260,000	196,820
	China Everbright Bank Co. Ltd., Class A	Banks	18,500	9,516
	China Everbright Bank Co. Ltd., Class H	Banks	15,000	5,098
[a]	China Feihe Ltd.	Food Products	20,000	15,140
	China Life Insurance Co. Ltd., Class H	Insurance	40,000	80,438
	China Longyuan Power Group Corp. Ltd., Class A	Independent Power Producers & Energy Traders	2,000	4,795
	China Longyuan Power Group Corp. Ltd., Class H	Independent Power Producers & Energy Traders	15,000	13,614
	China Medical System Holdings Ltd.	Pharmaceuticals	7,000	8,066
	China Merchants Bank Co. Ltd., Class A	Banks	7,500	40,304
	China Merchants Bank Co. Ltd., Class H	Banks	19,000	94,297
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	Transportation Infrastructure	2,500	4,497
	China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	6,670	10,631
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	Real Estate Management & Development	3,500	6,126
	China Minsheng Banking Corp. Ltd., Class A	Banks	14,000	8,042
	China Minsheng Banking Corp. Ltd., Class H	Banks	35,000	14,284
	China Overseas Land & Investment Ltd., Class A	Real Estate Management & Development	20,000	40,991
	China Pacific Insurance Group Co. Ltd., Class A	Insurance	500	2,793
	China Pacific Insurance Group Co. Ltd., Class H	Insurance	1,000	3,605
	China Petroleum & Chemical Corp., Class A	Oil, Gas & Consumable Fuels	17,000	16,906
	China Petroleum & Chemical Corp., Class H	Oil, Gas & Consumable Fuels	150,000	93,466
	China Railway Group Ltd., Class A	Construction & Engineering	2,500	2,347
	China Railway Group Ltd., Class H	Construction & Engineering	5,000	2,626
[a]	China Resources Mixc Lifestyle Services Ltd.	Real Estate Management & Development	3,000	13,499
	China Resources Power Holdings Co. Ltd.	Independent Power Producers & Energy Traders	10,000	27,164
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	500	3,401
	China Shenhua Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	2,500	15,574
	China Shenhua Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	19,000	85,735
	China Tourism Group Duty Free Corp. Ltd., Class A	Specialty Retail	1,000	11,031
[a]	China Tourism Group Duty Free Corp. Ltd., Class H	Specialty Retail	500	4,847
[a]	China Tower Corp. Ltd., Class H	Diversified Telecommunication Services	220,000	29,173
[c]	China Vanke Co. Ltd., Class A	Real Estate Management & Development	3,500	4,861
[c]	China Vanke Co. Ltd., Class H	Real Estate Management & Development	12,000	11,509
	China Zheshang Bank Co. Ltd., Class A	Banks	7,500	3,151
	China Zheshang Bank Co. Ltd., Class H	Banks	15,000	4,248
	Chongqing Brewery Co. Ltd., Class A	Beverages	200	2,004
	Chongqing Changan Automobile Co. Ltd., Class A	Automobiles	3,000	6,378
	Chongqing Changan Automobile Co. Ltd., Class B	Automobiles	7,500	3,766
	Chongqing Rural Commercial Bank Co. Ltd., Class A	Banks	4,000	3,109
	Chongqing Rural Commercial Bank Co. Ltd., Class H	Banks	10,000	5,188
	Chow Tai Fook Jewellery Group Ltd., Class A	Specialty Retail	10,000	11,265
franklintempleton.com	Semi-Annual Report	3

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Emerging Market Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	CITIC Ltd., Class B	Industrial Conglomerates	35,000	$ 41,365
	Citic Pacific Special Steel Group Co. Ltd., Class A	Metals & Mining	500	974
	COFCO Sugar Holding Co. Ltd., Class A	Food Products	1,000	1,467
	COSCO SHIPPING Holdings Co. Ltd., Class A	Marine Transportation	5,000	11,224
	COSCO SHIPPING Holdings Co. Ltd., Class H	Marine Transportation	15,000	25,182
	CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	44,000	34,271
	Daqin Railway Co. Ltd., Class A	Ground Transportation	7,500	7,351
	Dong-E-E-Jiao Co. Ltd., Class A	Pharmaceuticals	500	4,408
	Dongfang Electric Corp. Ltd., Class A	Electrical Equipment	1,000	2,258
	Dongfang Electric Corp. Ltd., Class H	Electrical Equipment	2,000	2,734
	ENN Energy Holdings Ltd.	Gas Utilities	4,000	30,924
	ENN Natural Gas Co. Ltd., Class A	Gas Utilities	1,000	2,941
	Flat Glass Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	500	1,445
	Flat Glass Group Co. Ltd., Class H	Semiconductors & Semiconductor Equipment	2,000	3,368
	Focus Media Information Technology Co. Ltd., Class A	Media	5,500	5,556
	Foxconn Industrial Internet Co. Ltd., Class A	Electronic Equipment, Instruments & Components	4,500	16,197
	Fuyao Glass Industry Group Co. Ltd., Class A	Automobile Components	1,000	8,316
[a]	Fuyao Glass Industry Group Co. Ltd., Class H	Automobile Components	3,200	21,526
[a]	Ganfeng Lithium Group Co. Ltd., Class H	Chemicals	1,000	2,884
	Giant Network Group Co. Ltd., Class A	Entertainment	500	844
	Goneo Group Co. Ltd., Class A	Electrical Equipment	290	3,450
	Gree Electric Appliances, Inc. of Zhuhai, Class A	Household Durables	2,000	13,700
	Guangdong Construction Engineering Group Co. Ltd., Class A	Construction & Engineering	2,500	1,415
	Guangdong HEC Technology Holding Co. Ltd., Class A	Metals & Mining	1,500	1,697
	Guanghui Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	3,000	3,082
	Guangxi Guiguan Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	2,000	2,012
	Guangzhou Development Group, Inc., Class A	Oil, Gas & Consumable Fuels	1,500	1,442
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	Capital Markets	2,500	2,461
[d]	Guotai Junan Securities Co. Ltd., Class A	Capital Markets	3,000	6,301
[a,d]	Guotai Junan Securities Co. Ltd., Class H	Capital Markets	4,000	4,071
[b]	H World Group Ltd.	Hotels, Restaurants & Leisure	500	1,960
[a,b]	Haidilao International Holding Ltd.	Hotels, Restaurants & Leisure	8,000	19,631
	Haier Smart Home Co. Ltd., Class A	Household Durables	2,500	11,484
	Haier Smart Home Co. Ltd., Class H	Household Durables	12,000	48,201
	Hangzhou First Applied Material Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,000	2,523
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	Chemicals	500	1,688
	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	Food Products	500	1,653
	Heilongjiang Agriculture Co. Ltd., Class A	Food Products	500	1,062
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	Metals & Mining	1,000	2,869
	Henan Shuanghui Investment & Development Co. Ltd., Class A	Food Products	1,500	5,806
	Hengan International Group Co. Ltd.	Personal Care Products	3,750	12,939
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	500	1,014
	Hengli Petrochemical Co. Ltd., Class A	Chemicals	2,000	4,475
	Hisense Home Appliances Group Co. Ltd., Class A	Household Durables	500	2,536
4	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Emerging Market Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Hisense Home Appliances Group Co. Ltd., Class H	Household Durables	2,000	$ 7,467
	Hisense Visual Technology Co. Ltd., Class A	Household Durables	500	1,599
	HLA Group Corp. Ltd., Class A	Specialty Retail	2,000	2,166
	Huaibei Mining Holdings Co. Ltd., Class A	Metals & Mining	1,000	2,573
	Huatai Securities Co. Ltd., Class A	Capital Markets	1,000	2,515
[a]	Huatai Securities Co. Ltd., Class H	Capital Markets	3,000	4,836
	Huaxia Bank Co. Ltd., Class A	Banks	6,000	6,370
	Huaxin Cement Co. Ltd., Class A	Construction Materials	500	1,017
	Huayu Automotive Systems Co. Ltd., Class A	Automobile Components	1,000	2,562
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	500	2,238
	Humanwell Healthcare Group Co. Ltd., Class A	Pharmaceuticals	500	1,507
	Hunan Valin Steel Co. Ltd., Class A	Metals & Mining	3,500	2,350
	Industrial & Commercial Bank of China Ltd., Class H	Banks	255,000	152,327
	Industrial Bank Co. Ltd., Class A	Banks	8,000	22,027
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	Oil, Gas & Consumable Fuels	1,000	2,831
	Inner Mongolia ERDOS Resources Co. Ltd., Class B	Metals & Mining	2,500	2,295
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	Chemicals	3,000	1,968
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	Independent Power Producers & Energy Traders	3,000	2,058
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	Food Products	2,500	10,384
	Inner Mongolia Yitai Coal Co. Ltd., Class B	Oil, Gas & Consumable Fuels	5,000	10,720
	JA Solar Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,500	2,904
	Jason Furniture Hangzhou Co. Ltd., Class A	Household Durables	500	2,220
[b]	JD.com, Inc., Class A	Broadline Retail	7,750	166,724
	Jiangsu Financial Leasing Co. Ltd., Class A	Financial Services	2,000	1,537
	Jiangsu Pacific Quartz Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	500	2,143
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	Media	500	858
	Jiangsu Yanghe Distillery Co. Ltd., Class A	Beverages	500	7,086
	Jinduicheng Molybdenum Co. Ltd., Class A	Metals & Mining	1,000	1,700
	Jinko Solar Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	4,660	5,866
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	Oil, Gas & Consumable Fuels	500	1,218
	Jointown Pharmaceutical Group Co. Ltd., Class A	Health Care Providers & Services	2,580	2,116
[b]	KE Holdings, Inc., Class A	Real Estate Management & Development	6,000	46,038
	Keda Industrial Group Co. Ltd., Class A	Machinery	1,000	1,242
	Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	3,340	8,471
	Kingnet Network Co. Ltd., Class A	Entertainment	1,000	1,699
	LB Group Co. Ltd., Class A	Chemicals	1,000	2,968
	Lenovo Group Ltd.	Technology Hardware, Storage & Peripherals	39,000	53,222
	Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	12,500	31,703
	Livzon Pharmaceutical Group, Inc., Class A	Pharmaceuticals	300	1,742
	Livzon Pharmaceutical Group, Inc., Class H	Pharmaceuticals	1,000	3,804
[a,b]	Longfor Group Holdings Ltd.	Real Estate Management & Development	12,420	24,048
	Luzhou Laojiao Co. Ltd., Class A	Beverages	600	12,834
	Meihua Holdings Group Co. Ltd., Class A	Chemicals	1,000	1,557
[a,b,c]	Meituan, Class B	Hotels, Restaurants & Leisure	1,000	22,144
	Ming Yang Smart Energy Group Ltd., Class A	Electrical Equipment	1,000	1,543
	MINISO Group Holding Ltd.	Broadline Retail	2,000	9,565
franklintempleton.com	Semi-Annual Report	5

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Emerging Market Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Minmetals Capital Co. Ltd., Class A	Capital Markets	2,000	$ 1,906
	Nanjing Iron & Steel Co. Ltd., Class A	Metals & Mining	3,000	2,079
[b]	NetEase, Inc.	Entertainment	7,517	145,646
	Ningbo Deye Technology Co. Ltd., Class A	Machinery	200	2,906
	Ningbo Shanshan Co. Ltd., Class A	Chemicals	1,000	1,332
	Ningbo Tuopu Group Co. Ltd., Class A	Automobile Components	500	3,305
[a]	Nongfu Spring Co. Ltd., Class H	Beverages	10,000	44,030
	People’s Insurance Co. Group of China Ltd., Class H	Insurance	40,000	19,105
	Perfect World Co. Ltd., Class A	Entertainment	1,000	1,372
	PetroChina Co. Ltd., Class H	Oil, Gas & Consumable Fuels	130,000	106,109
	PICC Property & Casualty Co. Ltd., Class H	Insurance	32,000	47,459
	Ping An Bank Co. Ltd., Class A	Banks	8,000	13,957
	Ping An Insurance Group Co. of China Ltd., Class A	Insurance	3,000	24,472
	Ping An Insurance Group Co. of China Ltd., Class H	Insurance	24,200	156,245
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,500	2,349
	Poly Developments & Holdings Group Co. Ltd., Class A	Real Estate Management & Development	5,000	7,880
	Postal Savings Bank of China Co. Ltd., Class A	Banks	16,500	12,401
[a]	Postal Savings Bank of China Co. Ltd., Class H	Banks	45,000	26,939
	Qingdao Rural Commercial Bank Corp., Class A	Banks	2,500	1,068
	Sany Heavy Equipment International Holdings Co. Ltd.	Machinery	5,000	3,746
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	Chemicals	1,500	945
	Shaanxi Coal Industry Co. Ltd., Class A	Oil, Gas & Consumable Fuels	4,000	15,763
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,500	1,815
	Shandong Hi-speed Co. Ltd., Class A	Transportation Infrastructure	1,000	1,316
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	Health Care Equipment & Supplies	12,000	8,682
[c]	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	Beverages	500	1,647
	Shanghai Baosight Software Co. Ltd., Class A	Software	1,000	4,714
	Shanghai Baosight Software Co. Ltd., Class B	Software	4,000	6,860
	Shanghai M&G Stationery, Inc., Class A	Commercial Services & Supplies	500	2,530
	Shanghai Pudong Development Bank Co. Ltd., Class A	Banks	6,500	9,408
	Shanghai Rural Commercial Bank Co. Ltd., Class A	Banks	3,500	3,716
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	Specialty Retail	2,000	1,823
	Shanxi Coal International Energy Group Co. Ltd., Class A	Trading Companies & Distributors	1,000	1,995
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	2,500	3,415
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,500	3,783
	Shenergy Co. Ltd., Class A	Independent Power Producers & Energy Traders	2,000	2,440
	Shengyi Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,000	2,978
	Shenzhen Transsion Holdings Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	413	6,369
	Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	4,500	40,872
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	500	2,286
	Sichuan Road & Bridge Group Co. Ltd., Class A	Construction & Engineering	2,000	2,009
6	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Emerging Market Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Sinoma International Engineering Co., Class A	Construction & Engineering	1,000	$ 1,643
	Sinoma Science & Technology Co. Ltd., Class A	Chemicals	500	912
	Sinopharm Group Co. Ltd., Class H	Health Care Providers & Services	8,000	21,423
	Sinotrans Ltd., Class A	Air Freight & Logistics	1,500	1,183
	Sinotrans Ltd., Class H	Air Freight & Logistics	10,000	5,124
	Sinotruk Hong Kong Ltd.	Machinery	2,500	7,515
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,500	2,220
[b]	Tencent Holdings Ltd.	Interactive Media & Services	4,000	228,954
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	Pharmaceuticals	500	2,536
	Tianqi Lithium Corp., Class A	Chemicals	500	2,515
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	1,000	1,253
	Tongwei Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,000	6,524
[a]	Topsports International Holdings Ltd.	Specialty Retail	15,000	6,662
	Trina Solar Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,005	3,219
	Tsingtao Brewery Co. Ltd., Class A	Beverages	500	5,598
	Tsingtao Brewery Co. Ltd., Class H	Beverages	3,295	25,792
	Uni-President China Holdings Ltd.	Food Products	5,000	4,693
	Want Want China Holdings Ltd.	Food Products	20,000	13,750
	Weichai Power Co. Ltd., Class A	Machinery	3,000	6,803
	Weichai Power Co. Ltd., Class H	Machinery	10,000	18,487
	Western Superconducting Technologies Co. Ltd., Class A	Metals & Mining	287	1,904
	Wuchan Zhongda Group Co. Ltd., Class A	Distributors	2,500	1,822
	Wuliangye Yibin Co. Ltd., Class A	Beverages	1,500	34,830
	WuXi AppTec Co. Ltd., Class A	Life Sciences Tools & Services	1,000	7,481
[a]	WuXi AppTec Co. Ltd., Class H	Life Sciences Tools & Services	1,500	10,544
	Xiamen C & D, Inc., Class A	Trading Companies & Distributors	1,500	2,188
	Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment	31,000	16,842
[a]	Yadea Group Holdings Ltd.	Automobiles	6,000	10,675
	Yankuang Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,950	4,653
	Yankuang Energy Group Co. Ltd., Class H	Oil, Gas & Consumable Fuels	20,100	28,413
	Youngor Fashion Co. Ltd., Class A	Real Estate Management & Development	2,000	2,309
	Yuexiu Property Co. Ltd.	Real Estate Management & Development	5,000	4,094
	Yunnan Baiyao Group Co. Ltd., Class A	Pharmaceuticals	500	4,358
	Yunnan Energy New Material Co. Ltd., Class A	Chemicals	500	2,444
	Yunnan Yuntianhua Co. Ltd., Class A	Chemicals	500	1,617
	Yutong Bus Co. Ltd., Class A	Machinery	1,000	3,765
	Zangge Mining Co. Ltd., Class A	Chemicals	500	2,054
	Zhejiang China Commodities City Group Co. Ltd., Class A	Broadline Retail	500	689
	Zhejiang Chint Electrics Co. Ltd., Class A	Electrical Equipment	1,000	3,249
	Zhejiang Dahua Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,500	3,691
	Zhejiang Huayou Cobalt Co. Ltd., Class A	Metals & Mining	500	2,108
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	Building Products	500	1,069
	Zhejiang Zheneng Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	4,500	4,327
	Zhongsheng Group Holdings Ltd.	Specialty Retail	4,000	7,426
	Zhuzhou Kibing Group Co. Ltd., Class A	Building Products	1,000	910
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class A	Machinery	3,000	3,249
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	Machinery	8,000	5,881
	ZTE Corp., Class A	Communications Equipment	1,500	6,676
franklintempleton.com	Semi-Annual Report	7

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Emerging Market Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	ZTE Corp., Class H	Communications Equipment	4,000	$ 10,351
[b]	ZTO Express Cayman, Inc.	Air Freight & Logistics	2,000	50,441
				3,998,509
	Colombia 0.3%
	Bancolombia SA	Banks	1,495	12,980
	Ecopetrol SA	Oil, Gas & Consumable Fuels	25,185	11,343
	Grupo de Inversiones Suramericana SA	Financial Services	115	799
	Grupo Energia Bogota SA ESP	Gas Utilities	14,565	8,654
	Interconexion Electrica SA ESP	Electric Utilities	2,455	10,046
				43,822
	Czech Republic 0.3%
	CEZ AS	Electric Utilities	785	30,592
	Komercni Banka AS	Banks	375	13,244
				43,836
	Greece 0.8%
	Eurobank Ergasias Services & Holdings SA, Class A	Banks	12,900	29,629
	Hellenic Telecommunications Organization SA	Diversified Telecommunication Services	975	16,856
	Helleniq Energy Holdings SA	Oil, Gas & Consumable Fuels	420	3,274
	Jumbo SA	Specialty Retail	525	15,058
	Metlen Energy & Metals SA	Industrial Conglomerates	510	20,138
	Motor Oil Hellas Corinth Refineries SA	Oil, Gas & Consumable Fuels	290	6,881
	OPAP SA	Hotels, Restaurants & Leisure	905	16,120
				107,956
	Hong Kong 1.6%
	Beijing Enterprises Water Group Ltd., Class A	Water Utilities	20,000	6,231
	Bosideng International Holdings Ltd., Class A	Textiles, Apparel & Luxury Goods	20,000	11,484
	China Everbright Environment Group Ltd., Class B	Commercial Services & Supplies	20,000	9,656
	China Gas Holdings Ltd., Class A	Gas Utilities	16,000	14,893
	China Mengniu Dairy Co. Ltd., Class B	Food Products	15,000	36,112
	China Power International Development Ltd., Class H	Independent Power Producers & Energy Traders	25,000	11,941
	China Resources Gas Group Ltd., Class A	Gas Utilities	4,000	16,144
	China Resources Land Ltd., Class H	Real Estate Management & Development	17,500	64,548
	Far East Horizon Ltd.	Financial Services	10,000	7,325
	Geely Automobile Holdings Ltd.	Automobiles	15,000	23,521
	Guangdong Investment Ltd.	Water Utilities	15,000	10,100
	Orient Overseas International Ltd.	Marine Transportation	750	10,660
	Xinyi Glass Holdings Ltd.	Building Products	10,000	11,921
				234,536
	Hungary 0.2%
	MOL Hungarian Oil & Gas PLC	Oil, Gas & Consumable Fuels	1,900	14,245
	Richter Gedeon Nyrt	Pharmaceuticals	690	21,310
				35,555
	India 16.5%
[c]	Adani Green Energy Ltd.	Independent Power Producers & Energy Traders	175	3,973
	Ashok Leyland Ltd.	Machinery	7,090	19,916
	Asian Paints Ltd.	Chemicals	545	21,651
	Bank of Baroda	Banks	5,525	16,337
	Bank of India	Banks	4,790	6,322
	Bharat Electronics Ltd.	Aerospace & Defense	725	2,467
	Bharat Forge Ltd.	Automobile Components	100	1,810
8	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Emerging Market Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
	Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	10,425	$ 46,022
	Bosch Ltd.	Automobile Components	40	17,985
	Britannia Industries Ltd.	Food Products	155	11,723
	Canara Bank	Banks	9,885	13,132
	Coal India Ltd.	Oil, Gas & Consumable Fuels	12,235	74,482
	Colgate-Palmolive India Ltd.	Personal Care Products	55	2,497
	Container Corp. of India Ltd.	Ground Transportation	1,410	15,451
	Cummins India Ltd.	Machinery	665	30,203
	Eicher Motors Ltd.	Automobiles	275	16,494
	Embassy Office Parks REIT	Office REITs	2,890	13,447
	GAIL India Ltd.	Gas Utilities	15,560	44,616
	Godrej Consumer Products Ltd.	Personal Care Products	1,910	31,758
	HCL Technologies Ltd.	IT Services	4,820	103,306
[a]	HDFC Asset Management Co. Ltd.	Capital Markets	90	4,617
	HDFC Bank Ltd.	Banks	7,775	160,698
	Hero MotoCorp Ltd.	Automobiles	630	42,945
	Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	4,890	25,707
	Hindustan Unilever Ltd.	Personal Care Products	2,710	95,667
	Indian Bank	Banks	1,490	9,318
	Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	19,765	42,489
[a]	Indian Railway Finance Corp. Ltd.	Financial Services	895	1,695
	Info Edge India Ltd.	Interactive Media & Services	400	38,666
	Infosys Ltd.	IT Services	9,750	218,220
	ITC Ltd.	Tobacco	14,515	89,748
[a]	L&T Technology Services Ltd.	Professional Services	30	1,913
	Larsen & Toubro Ltd.	Construction & Engineering	35	1,535
[a]	LTIMindtree Ltd.	IT Services	450	33,531
[a]	Macrotech Developers Ltd.	Real Estate Management & Development	310	4,566
	Mahindra & Mahindra Ltd.	Automobiles	570	21,051
	Marico Ltd.	Food Products	3,055	25,351
	Maruti Suzuki India Ltd.	Automobiles	150	23,695
	Mphasis Ltd.	IT Services	420	15,088
	NHPC Ltd.	Independent Power Producers & Energy Traders	14,755	16,718
	NMDC Ltd.	Metals & Mining	6,215	18,163
	NTPC Ltd.	Independent Power Producers & Energy Traders	20,240	107,043
	Oberoi Realty Ltd.	Real Estate Management & Development	175	3,951
	Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	24,120	85,656
	Oil India Ltd.	Oil, Gas & Consumable Fuels	1,665	11,537
	Oracle Financial Services Software Ltd.	Software	110	15,041
	Page Industries Ltd.	Textiles, Apparel & Luxury Goods	5	2,560
	Patanjali Foods Ltd.	Food Products	160	3,214
[c]	PB Fintech Ltd.	Insurance	1,150	22,231
	Persistent Systems Ltd.	IT Services	505	32,845
	Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	3,265	13,307
	Power Finance Corp. Ltd.	Financial Services	7,195	41,903
	Power Grid Corp. of India Ltd.	Electric Utilities	22,810	96,043
	REC Ltd.	Financial Services	6,345	41,984
	Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	590	20,792
	Shree Cement Ltd.	Construction Materials	5	1,570
	Shriram Finance Ltd.	Consumer Finance	595	25,397
	State Bank of India	Banks	3,025	28,441
	Tata Communications Ltd.	Diversified Telecommunication Services	580	14,775
	Tata Consultancy Services Ltd.	IT Services	2,130	108,494
	Tata Steel Ltd.	Metals & Mining	31,280	62,914
	Tech Mahindra Ltd.	IT Services	3,225	60,697
	UltraTech Cement Ltd.	Construction Materials	245	34,504
	Union Bank of India Ltd.	Banks	7,845	11,493
franklintempleton.com	Semi-Annual Report	9

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Emerging Market Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
	Vedanta Ltd.	Metals & Mining	9,285	$ 56,801
[c]	Zomato Ltd.	Hotels, Restaurants & Leisure	20,495	66,840
				2,355,006
	Indonesia 2.3%
	Adaro Energy Indonesia Tbk. PT, Class B	Oil, Gas & Consumable Fuels	67,500	16,986
	Aneka Tambang Tbk. PT	Metals & Mining	44,000	4,301
	Astra International Tbk. PT, Class H	Industrial Conglomerates	91,500	30,520
	Bank Mandiri Persero Tbk. PT, Class A	Banks	170,500	77,986
	Bank Negara Indonesia Persero Tbk. PT, Class H	Banks	70,000	24,736
	Bank Rakyat Indonesia Persero Tbk. PT, Class A	Banks	300,000	98,085
	Bukit Asam Tbk. PT, Class A	Oil, Gas & Consumable Fuels	19,500	3,967
	Indofood Sukses Makmur Tbk. PT	Food Products	21,500	10,012
[a]	Pertamina Geothermal Energy PT	Independent Power Producers & Energy Traders	28,000	2,099
	Telkom Indonesia Persero Tbk. PT, Class B	Diversified Telecommunication Services	236,000	46,608
	Unilever Indonesia Tbk. PT	Household Products	33,000	4,817
	United Tractors Tbk. PT	Oil, Gas & Consumable Fuels	7,000	12,553
				332,670
	Kuwait 0.4%
	Agility Public Warehousing Co. KSC	Air Freight & Logistics	10,175	7,300
	Kuwait Finance House KSCP	Banks	14,270	33,472
	Mobile Telecommunications Co. KSCP	Wireless Telecommunication Services	10,630	16,541
				57,313
	Malaysia 2.2%
	AMMB Holdings Bhd.	Banks	11,000	13,338
	Axiata Group Bhd., Class A	Wireless Telecommunication Services	15,500	9,472
	CIMB Group Holdings Bhd., Class A	Banks	39,500	77,113
	Genting Malaysia Bhd.	Hotels, Restaurants & Leisure	15,000	8,803
	HAP Seng Consolidated Bhd.	Industrial Conglomerates	2,000	1,969
	KLCCP Stapled Group	Diversified REITs	3,000	5,820
	Malayan Banking Bhd.	Banks	33,000	83,870
	Maxis Bhd.	Wireless Telecommunication Services	15,000	14,369
	MISC Bhd.	Marine Transportation	12,000	22,699
	Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels	2,000	8,663
	Petronas Gas Bhd.	Gas Utilities	4,000	17,461
	RHB Bank Bhd.	Banks	19,000	28,476
	Sime Darby Bhd.	Industrial Conglomerates	20,000	11,932
	Westports Holdings Bhd.	Transportation Infrastructure	5,000	5,178
				309,163
	Mexico 2.0%
	Fibra Uno Administracion SA de CV	Diversified REITs	14,910	17,434
	Fomento Economico Mexicano SAB de CV	Beverages	10,155	100,690
[a]	GMexico Transportes SAB de CV, Class C	Ground Transportation	2,800	4,864
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	Transportation Infrastructure	2,010	35,058
	Grupo Financiero Banorte SAB de CV, Class O	Banks	14,615	104,009
	Kimberly-Clark de Mexico SAB de CV, Class A	Household Products	8,055	13,084
	Orbia Advance Corp. SAB de CV	Chemicals	4,880	4,957
				280,096
	Peru 0.4%
	Credicorp Ltd.	Banks	330	59,720
10	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Emerging Market Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Philippines 0.2%
	Aboitiz Equity Ventures, Inc.	Industrial Conglomerates	10,500	$ 6,961
	Aboitiz Power Corp., Class A	Independent Power Producers & Energy Traders	7,500	5,099
	Manila Electric Co.	Electric Utilities	1,550	12,121
	PLDT, Inc.	Wireless Telecommunication Services	450	11,965
				36,146
[c,d,e]	Russia 0.0%
	Alrosa PJSC	Metals & Mining	54,971	—
	Gazprom PJSC	Oil, Gas & Consumable Fuels	44,709	—
	GMK Norilskiy Nickel PAO	Metals & Mining	69,300	—
	Inter RAO UES PJSC	Electric Utilities	811,741	—
	LUKOIL PJSC	Oil, Gas & Consumable Fuels	2,268	—
	Moscow Exchange MICEX-RTS PJSC	Capital Markets	21,224	—
	Novolipetsk Steel PJSC	Metals & Mining	35,119	—
	PhosAgro PJSC	Chemicals	1,073	—
	PhosAgro PJSC	Chemicals	21	—
[f]	PhosAgro PJSC, GDR	Chemicals	1	—
	Polyus PJSC	Metals & Mining	756	—
	Rosneft Oil Co. PJSC	Oil, Gas & Consumable Fuels	20,055	—
	Severstal PAO	Metals & Mining	6,090	—
	Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	132,846	—
	Tatneft PJSC	Oil, Gas & Consumable Fuels	29,792	—
	United Co. RUSAL International PJSC	Metals & Mining	24,749	—
				—
	Saudi Arabia 4.0%
	Banque Saudi Fransi	Banks	3,020	25,922
	Jarir Marketing Co.	Specialty Retail	2,925	10,245
	Nahdi Medical Co.	Consumer Staples Distribution & Retail	275	9,647
	Riyad Bank	Banks	7,640	50,751
	SABIC Agri-Nutrients Co.	Chemicals	1,225	38,794
	Sahara International Petrochemical Co.	Chemicals	385	3,012
[a]	Saudi Arabian Oil Co.	Oil, Gas & Consumable Fuels	19,010	137,328
	Saudi Aramco Base Oil Co.	Chemicals	250	8,837
	Saudi Awwal Bank	Banks	5,195	47,984
	Saudi Basic Industries Corp.	Chemicals	4,620	92,242
	Saudi Industrial Investment Group	Chemicals	1,785	9,317
	Saudi Investment Bank	Banks	2,895	10,063
	Saudi National Bank	Banks	12,105	110,679
	Saudi Telecom Co.	Diversified Telecommunication Services	525	6,116
	Yanbu National Petrochemical Co.	Chemicals	1,255	14,285
				575,222
	Singapore 0.1%
[a]	BOC Aviation Ltd., Class A	Trading Companies & Distributors	1,000	8,278
	South Africa 3.1%
	Absa Group Ltd.	Banks	4,435	45,152
	African Rainbow Minerals Ltd.	Metals & Mining	575	6,318
	Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	1,275	12,730
	FirstRand Ltd.	Financial Services	19,630	94,616
	Kumba Iron Ore Ltd.	Metals & Mining	295	6,865
	Nedbank Group Ltd.	Banks	2,455	42,592
	Northam Platinum Holdings Ltd.	Metals & Mining	2,090	13,225
	Old Mutual Ltd.	Insurance	22,920	18,222
	Sanlam Ltd.	Insurance	9,325	47,619
	Sasol Ltd.	Chemicals	3,460	23,301
	Standard Bank Group Ltd.	Banks	7,060	99,289
	Vodacom Group Ltd.	Wireless Telecommunication Services	2,790	17,723
franklintempleton.com	Semi-Annual Report	11

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Emerging Market Core Dividend Tilt Index ETF (continued)
	Industry	Shares	Value
Common Stocks (continued)
South Africa (continued)
Woolworths Holdings Ltd.	Broadline Retail	4,690	$ 18,537
			446,189
South Korea 6.2%
DB Insurance Co. Ltd., Class A	Insurance	70	6,011
GS Holdings Corp.	Industrial Conglomerates	390	12,690
Hana Financial Group, Inc.	Banks	1,540	69,245
Hanon Systems	Automobile Components	800	2,603
HD Hyundai Co. Ltd.	Oil, Gas & Consumable Fuels	220	12,870
HMM Co. Ltd.	Marine Transportation	1,165	16,508
Hyundai Motor Co.	Automobiles	565	105,422
Industrial Bank of Korea	Banks	1,285	13,727
Kangwon Land, Inc.	Hotels, Restaurants & Leisure	515	6,683
KB Financial Group, Inc.	Banks	145	8,970
Kia Corp.	Automobiles	1,300	99,312
KT&G Corp.	Tobacco	550	45,802
LG Corp.	Industrial Conglomerates	530	32,059
LG Uplus Corp.	Diversified Telecommunication Services	1,015	7,614
Lotte Chemical Corp.	Chemicals	100	7,762
NH Investment & Securities Co. Ltd., Class C	Capital Markets	705	7,235
Samsung Card Co. Ltd.	Consumer Finance	125	3,933
Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	6,990	328,734
Samsung Fire & Marine Insurance Co. Ltd.	Insurance	80	21,075
Samsung Securities Co. Ltd.	Capital Markets	330	10,990
SK Telecom Co. Ltd.	Wireless Telecommunication Services	520	22,228
Woori Financial Group, Inc.	Banks	3,385	40,122
			881,595
Taiwan 21.2%
Acer, Inc., Class H	Technology Hardware, Storage & Peripherals	15,000	19,339
ASE Technology Holding Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	18,000	85,886
Asia Cement Corp.	Construction Materials	15,000	22,633
Asustek Computer, Inc.	Technology Hardware, Storage & Peripherals	1,400	24,464
AUO Corp., Class H	Electronic Equipment, Instruments & Components	35,200	18,964
Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	3,770	28,174
Chailease Holding Co. Ltd., Class A	Financial Services	8,730	45,103
Cheng Shin Rubber Industry Co. Ltd., Class A	Automobile Components	12,000	19,642
Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	3,340	17,309
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	19,000	75,348
Compal Electronics, Inc., Class H	Technology Hardware, Storage & Peripherals	20,000	21,045
CTBC Financial Holding Co. Ltd., Class A	Banks	100,000	108,701
E.Sun Financial Holding Co. Ltd., Class A	Banks	75,000	66,477
Elite Material Co. Ltd.	Electronic Equipment, Instruments & Components	1,340	18,927
Eva Airways Corp., Class H	Passenger Airlines	15,000	17,774
Evergreen Marine Corp. Taiwan Ltd.	Marine Transportation	5,000	31,757
Far Eastern New Century Corp.	Industrial Conglomerates	5,000	6,067
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	5,000	14,330
Gigabyte Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	2,000	16,337
Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	1,200	17,253
Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	20,000	118,496
Hua Nan Financial Holdings Co. Ltd., Class C	Banks	50,000	40,605
Innolux Corp.	Electronic Equipment, Instruments & Components	45,000	22,965
Inventec Corp.	Technology Hardware, Storage & Peripherals	15,000	20,429
Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	11,700	36,786
MediaTek, Inc.	Semiconductors & Semiconductor Equipment	4,750	176,362
Mega Financial Holding Co. Ltd.	Banks	35,000	43,464
Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	400	2,199
momo.com, Inc.	Broadline Retail	483	6,013
12	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Emerging Market Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Taiwan (continued)
	Nan Ya Printed Circuit Board Corp.	Electronic Equipment, Instruments & Components	1,000	$ 4,503
	Nien Made Enterprise Co. Ltd.	Household Durables	950	15,310
	Novatek Microelectronics Corp.	Semiconductors & Semiconductor Equipment	3,100	50,742
	Pegatron Corp.	Technology Hardware, Storage & Peripherals	10,000	32,547
	Powertech Technology, Inc.	Semiconductors & Semiconductor Equipment	3,500	15,152
	Quanta Computer, Inc.	Technology Hardware, Storage & Peripherals	14,000	116,790
	Radiant Opto-Electronics Corp.	Semiconductors & Semiconductor Equipment	2,000	12,292
	Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	2,560	38,101
	Shanghai Commercial & Savings Bank Ltd.	Banks	25,000	30,493
	Simplo Technology Co. Ltd.	Electronic Equipment, Instruments & Components	1,000	11,170
	Sino-American Silicon Products, Inc.	Semiconductors & Semiconductor Equipment	3,340	18,681
	Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	7,500	17,182
	Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	7,000	25,437
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	41,000	1,239,853
	Teco Electric & Machinery Co. Ltd.	Electrical Equipment	10,000	15,420
	Tripod Technology Corp.	Electronic Equipment, Instruments & Components	2,600	16,144
	Unimicron Technology Corp.	Electronic Equipment, Instruments & Components	2,000	9,101
	Uni-President Enterprises Corp.	Food Products	5,000	13,777
	United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	60,000	102,002
	Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	5,000	16,353
[c]	Winbond Electronics Corp.	Semiconductors & Semiconductor Equipment	19,918	13,437
	Wistron Corp.	Technology Hardware, Storage & Peripherals	7,000	22,341
	Wiwynn Corp.	Technology Hardware, Storage & Peripherals	650	35,225
	WPG Holdings Ltd.	Electronic Equipment, Instruments & Components	9,000	21,329
				3,036,231
	Thailand 1.4%
	Advanced Info Service PCL, NVDR	Wireless Telecommunication Services	5,000	40,401
	Bangkok Bank PCL, Class A, NVDR	Banks	2,500	11,693
[c]	BTS Group Holdings PCL, Class A, NVDR	Ground Transportation	29,000	4,056
	Energy Absolute PCL, Class A, NVDR	Independent Power Producers & Energy Traders	9,000	2,503
	Home Product Center PCL, NVDR	Specialty Retail	16,000	5,171
	Indorama Ventures PCL, NVDR	Chemicals	7,500	5,757
	Intouch Holdings PCL, NVDR	Wireless Telecommunication Services	4,000	11,499
	Krung Thai Bank PCL, NVDR	Banks	15,500	9,923
	Land & Houses PCL, NVDR	Real Estate Management & Development	17,500	3,481
	PTT Exploration & Production PCL, NVDR	Oil, Gas & Consumable Fuels	7,500	30,534
	PTT PCL, NVDR	Oil, Gas & Consumable Fuels	43,000	45,435
	Thai Oil PCL, NVDR	Oil, Gas & Consumable Fuels	4,500	7,167
	Tisco Financial Group PCL, NVDR	Banks	2,000	5,998
	TMBThanachart Bank PCL, NVDR	Banks	179,000	10,959
				194,577
	Turkey 0.5%
	Enka Insaat ve Sanayi AS	Construction & Engineering	3,760	4,982
	Ford Otomotiv Sanayi AS	Automobiles	395	10,607
	KOC Holding AS	Industrial Conglomerates	4,115	22,653
	Tofas Turk Otomobil Fabrikasi AS	Automobiles	710	4,476
	Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	4,875	22,131
	Yapi ve Kredi Bankasi AS	Banks	9,120	8,248
				73,097
	United Arab Emirates 3.3%
	Abu Dhabi Commercial Bank PJSC	Banks	14,605	33,481
	Abu Dhabi Islamic Bank PJSC	Banks	7,000	24,242
	Abu Dhabi National Oil Co. for Distribution PJSC	Specialty Retail	14,420	14,173
	ADNOC Drilling Co. PJSC	Energy Equipment & Services	8,570	11,036
	Dubai Electricity & Water Authority PJSC	Multi-Utilities	44,475	30,877
franklintempleton.com	Semi-Annual Report	13

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Emerging Market Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United Arab Emirates (continued)
	Dubai Islamic Bank PJSC	Banks	14,485	$ 24,845
	Emaar Development PJSC	Real Estate Management & Development	4,075	9,685
	Emaar Properties PJSC	Real Estate Management & Development	30,760	73,027
	Emirates NBD Bank PJSC	Banks	12,130	67,040
	Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	17,650	88,899
	Fertiglobe PLC	Chemicals	5,855	4,160
	First Abu Dhabi Bank PJSC	Banks	21,815	81,606
	Salik Co. PJSC	Transportation Infrastructure	8,745	9,833
				472,904
	United States 0.1%
	JBS SA	Food Products	3,500	20,328
	Total Common Stocks (Cost $12,926,629)			14,116,039
	Preferred Stocks 1.8%
	Brazil 0.9%
[g]	Cia Energetica de Minas Gerais, 12.798%, pfd.	Electric Utilities	9,500	19,887
[g]	Gerdau SA, 4.581%, pfd.	Metals & Mining	4,970	17,431
[g]	Petroleo Brasileiro SA, 12.966%, pfd.	Oil, Gas & Consumable Fuels	13,000	85,962
				123,280
	Chile 0.2%
[g]	Sociedad Quimica y Minera de Chile SA, Class B, Class B, 0.002%, pfd.	Chemicals	725	30,122
	Colombia 0.2%
[g]	Bancolombia SA, 10.657%, pfd.	Banks	2,400	19,078
[g]	Grupo Aval Acciones y Valores SA, 7.619%, pfd.	Banks	18,880	1,900
[g]	Grupo de Inversiones Suramericana SA, 6.303%, pfd.	Financial Services	325	1,655
				22,633
	Russia 0.0%
[c,d,e]	Surgutneftegas PJSC, pfd.	Oil, Gas & Consumable Fuels	162,582	—
	South Korea 0.5%
[g]	Hyundai Motor Co., 7.127%, pfd.	Automobiles	135	18,107
[g]	Hyundai Motor Co., 7.328%, pfd.	Automobiles	85	11,043
[g]	Hyundai Motor Co., 7.336%, pfd.	Automobiles	10	1,298
[g]	Samsung Electronics Co. Ltd., 2.13%, pfd.	Technology Hardware, Storage & Peripherals	1,120	43,594
[g]	Samsung Fire & Marine Insurance Co. Ltd., 5.831%, pfd.	Insurance	5	1,050
				75,092
	Total Preferred Stocks (Cost $307,411)			251,127
	Total Investments before Short-Term Investments (Cost $13,234,040)			14,367,166
14	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Emerging Market Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[h,i]	Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	Money Market Funds	51	$ 51
	Total Short-Term Investments (Cost $51)			51
	Total Investments (Cost $13,234,091) 100.4%			14,367,217
	Other Assets, less Liabilities (0.4)%			(58,272)
	Net Assets 100.0%			$ 14,308,945
†Rounds to less than 0.1% of net assets.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2024, the value of was $465,835, representing 3.3% of net assets.
[b]Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At September 30, 2024, the aggregate value of these securities was $811,798, representing 5.7% of net assets.
[c]Non-income producing.
[d]Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
[e]See Note 6 regarding investments in Russian securities.
[f]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2024, the value of was $0, representing 0.0% of net assets.
[g]Variable rate security. The rate shown represents the yield at period end.
[h]The rate shown is the annualized seven-day effective yield at period end.
[i]See Note 3(c) regarding investments in affiliated management investment companies.
See Abbreviations on page 80.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	15

Franklin Templeton ETF Trust
Financial Highlights
Franklin International Core Dividend Tilt Index ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$32.06	$28.63	$28.65	$26.52	$22.55	$24.70
Income from investment operations[a]:
Net investment income[b]	0.73	1.07	1.21	1.00	0.73	0.89
Net realized and unrealized gains (losses)	1.42	3.31	0.43	1.93	5.27	(2.61)
Total from investment operations	2.15	4.38	1.64	2.93	6.00	(1.72)
Less distributions from:
Net investment income	(1.05)	(0.95)	(1.19)	(0.80)	(0.91)	(0.19)
Net realized gains	—	—	(0.47)	—	(1.12)	(0.24)
Total distributions	(1.05)	(0.95)	(1.66)	(0.80)	(2.03)	(0.43)
Net asset value, end of period	$33.16	$32.06	$28.63	$28.65	$26.52	$22.55
Total return[c]	7.00%	15.64%	6.56%	11.13%	27.54%	(7.12)%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.09%	0.11%[e]	0.12%	0.40%	0.40%	0.40%
Expenses net of waiver and payments by affiliates	0.09%	0.11%[e]	0.12%	0.40%	0.40%	0.40%
Net investment income	4.53%	3.64%	4.49%	3.54%	2.97%	3.44%
Supplemental data
Net assets, end of period (000’s)	$1,001,483	$766,199	$240,459	$17,192	$13,260	$9,021
Portfolio turnover rate[f]	14.78%[g]	21.29%[g]	49.07%[g]	30.20%[g]	42.33%[g]	26.82%[g]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Ratios are annualized for periods less than one year.
[e]Expense ratios include European Union tax reclaims contingency fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been 0.09% and 0.09%, respectively, for the year ended March 31, 2024.
[f]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash ("Cash creations").
[g]Portfolio turnover rate excluding cash creations was as follows:	14.33%	21.29%	49.07%	30.20%	41.62%	26.82%
16	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments, September 30, 2024 (unaudited)
Franklin International Core Dividend Tilt Index ETF
		Industry	Shares	Value
	Common Stocks 98.7%
	Australia 10.7%
	Ampol Ltd.	Oil, Gas & Consumable Fuels	40,166	$ 850,724
	ANZ Group Holdings Ltd.	Banks	327,972	6,935,134
	APA Group	Gas Utilities	215,326	1,159,208
	ASX Ltd.	Capital Markets	30,502	1,352,808
	Atlas Arteria Ltd.	Transportation Infrastructure	192,676	653,641
	Aurizon Holdings Ltd.	Ground Transportation	309,550	758,069
	BHP Group Ltd.	Metals & Mining	391,392	12,479,440
	Cochlear Ltd.	Health Care Equipment & Supplies	604	118,203
	Coles Group Ltd.	Consumer Staples Distribution & Retail	215,930	2,705,415
	Commonwealth Bank of Australia	Banks	81,842	7,687,161
	CSL Ltd.	Biotechnology	18,120	3,598,755
	Dexus	Office REITs	175,764	924,277
	Endeavour Group Ltd.	Consumer Staples Distribution & Retail	240,090	836,144
	Fortescue Ltd.	Metals & Mining	299,282	4,293,725
	Goodman Group	Industrial REITs	7,852	201,497
	GPT Group	Diversified REITs	312,872	1,080,934
	Lottery Corp. Ltd.	Hotels, Restaurants & Leisure	373,272	1,325,863
	Macquarie Group Ltd.	Capital Markets	16,912	2,726,328
	Medibank Pvt Ltd.	Insurance	449,980	1,139,434
	Mirvac Group	Diversified REITs	591,316	881,985
	National Australia Bank Ltd.	Banks	126,538	3,278,798
	Northern Star Resources Ltd.	Metals & Mining	21,442	237,560
	Origin Energy Ltd.	Electric Utilities	190,562	1,323,346
[a,b]	Pilbara Minerals Ltd.	Metals & Mining	341,864	775,540
	REA Group Ltd.	Interactive Media & Services	4,530	631,680
	Rio Tinto Ltd.	Metals & Mining	44,394	3,976,991
	Rio Tinto PLC	Metals & Mining	138,014	9,809,772
	Santos Ltd.	Oil, Gas & Consumable Fuels	546,620	2,662,109
	Scentre Group	Retail REITs	816,608	2,067,805
	SEEK Ltd.	Interactive Media & Services	33,220	572,703
	Sonic Healthcare Ltd.	Health Care Providers & Services	77,010	1,454,782
	Stockland	Diversified REITs	389,882	1,417,319
	Telstra Group Ltd.	Diversified Telecommunication Services	679,500	1,829,045
	TPG Telecom Ltd.	Diversified Telecommunication Services	74,594	254,608
	Transurban Group	Transportation Infrastructure	515,212	4,693,035
	Treasury Wine Estates Ltd.	Beverages	27,784	231,302
	Vicinity Ltd.	Retail REITs	594,336	911,229
	Wesfarmers Ltd.	Broadline Retail	118,082	5,769,584
	Westpac Banking Corp.	Banks	162,476	3,575,407
	WiseTech Global Ltd.	Software	20,234	1,925,783
	Woodside Energy Group Ltd.	Oil, Gas & Consumable Fuels	370,554	6,478,212
	Woolworths Group Ltd.	Consumer Staples Distribution & Retail	47,112	1,088,376
				106,673,731
	Austria 0.7%
	ANDRITZ AG	Machinery	11,230	797,741
[c]	BAWAG Group AG	Banks	13,288	1,031,432
	Erste Group Bank AG	Banks	38,052	2,091,546
	Mondi PLC	Paper & Forest Products	70,064	1,335,460
	OMV AG	Oil, Gas & Consumable Fuels	25,368	1,086,047
	Raiffeisen Bank International AG	Banks	25,670	511,672
	Strabag SE	Construction & Engineering	1,565	65,498
	Strabag SE	Construction & Engineering	488	20,914
	Verbund AG	Electric Utilities	4,228	351,540
				7,291,850
franklintempleton.com	Semi-Annual Report	17

Franklin Templeton ETF Trust
Schedule of Investments
Franklin International Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Belgium 0.5%
	Ageas SA	Insurance	27,180	$ 1,453,617
	KBC Group NV	Banks	25,670	2,046,112
	Umicore SA	Chemicals	35,636	463,736
	Warehouses De Pauw CVA	Industrial REITs	27,784	742,340
				4,705,805
	China 0.0%†
[c]	Budweiser Brewing Co. APAC Ltd., Class H	Beverages	181,200	244,011
	Denmark 3.0%
	AP Moller - Maersk AS, Class A	Marine Transportation	116	188,427
	AP Moller - Maersk AS, Class B	Marine Transportation	174	293,321
	Coloplast AS, Class B	Health Care Equipment & Supplies	12,382	1,622,015
	Danske Bank AS	Banks	115,364	3,480,178
	Novo Nordisk AS, Class B	Pharmaceuticals	185,126	21,806,593
	Novonesis (Novozymes) B, Class B	Chemicals	17,214	1,242,696
	Tryg AS	Insurance	50,736	1,206,210
				29,839,440
	Finland 1.7%
	Fortum OYJ	Electric Utilities	73,084	1,206,760
	Kesko OYJ, Class A	Consumer Staples Distribution & Retail	14,496	308,034
	Kesko OYJ, Class B	Consumer Staples Distribution & Retail	44,696	956,007
	Kone OYJ, Class B	Machinery	58,286	3,493,191
	Metso OYJ	Machinery	126,236	1,352,503
	Neste OYJ	Oil, Gas & Consumable Fuels	81,238	1,580,303
	Nordea Bank Abp	Banks	543,902	6,417,406
	Sampo OYJ, Class A	Insurance	6,040	282,446
	UPM-Kymmene OYJ	Paper & Forest Products	30,804	1,033,771
	Wartsila OYJ Abp	Machinery	32,918	738,437
				17,368,858
	France 9.2%
	Air Liquide SA	Chemicals	16,912	3,270,220
	Airbus SE	Aerospace & Defense	906	132,682
[c]	Amundi SA	Capital Markets	10,570	790,965
	AXA SA	Insurance	160,060	6,168,267
	BNP Paribas SA	Banks	123,518	8,484,809
	Bouygues SA	Construction & Engineering	35,032	1,175,270
	Bureau Veritas SA	Professional Services	26,878	893,317
	Capgemini SE	IT Services	3,926	849,814
	Carrefour SA	Consumer Staples Distribution & Retail	23,254	397,335
	Cie Generale des Etablissements Michelin SCA	Automobile Components	10,570	430,106
	Credit Agricole SA	Banks	202,038	3,094,776
	Danone SA	Food Products	36,844	2,686,765
	Dassault Systemes SE	Software	52,246	2,077,555
	Engie SA	Multi-Utilities	303,510	5,255,433
	EssilorLuxottica SA	Health Care Equipment & Supplies	9,060	2,149,687
	Hermes International SCA	Textiles, Apparel & Luxury Goods	1,696	4,175,564
	Kering SA	Textiles, Apparel & Luxury Goods	12,382	3,549,393
	Legrand SA	Electrical Equipment	4,832	557,071
	L’Oreal SA	Personal Care Products	7,248	3,252,236
	LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	15,877	12,199,896
	Orange SA	Diversified Telecommunication Services	278,444	3,196,141
	Pernod Ricard SA	Beverages	6,040	914,072
	Sanofi SA	Pharmaceuticals	80,936	9,294,817
	Sartorius Stedim Biotech	Life Sciences Tools & Services	672	140,810
	Schneider Electric SE	Electrical Equipment	27,482	7,244,559
18	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin International Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	France (continued)
	TotalEnergies SE	Oil, Gas & Consumable Fuels	95,130	$ 6,210,937
	Veolia Environnement SA	Multi-Utilities	24,764	815,870
	Vinci SA	Construction & Engineering	27,482	3,218,952
				92,627,319
	Germany 7.0%
	adidas AG	Textiles, Apparel & Luxury Goods	2,254	598,456
	Allianz SE	Insurance	26,274	8,650,316
	BASF SE	Chemicals	154,020	8,174,422
	Bayerische Motoren Werke AG	Automobiles	43,186	3,816,297
	Daimler Truck Holding AG	Machinery	65,232	2,448,338
	Deutsche Boerse AG	Capital Markets	4,228	994,222
	Deutsche Post AG	Air Freight & Logistics	106,908	4,776,167
	Deutsche Telekom AG	Diversified Telecommunication Services	120,196	3,540,081
	E.ON SE	Multi-Utilities	157,946	2,354,162
	Evonik Industries AG	Chemicals	33,824	792,735
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	72,782	2,555,444
	Mercedes-Benz Group AG	Automobiles	127,142	8,235,694
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	1,006	554,974
	Rheinmetall AG	Aerospace & Defense	906	491,819
	SAP SE	Software	54,662	12,469,532
	Siemens AG	Industrial Conglomerates	43,488	8,801,299
	Vonovia SE	Real Estate Management & Development	31,408	1,147,282
				70,401,240
	Hong Kong 2.7%
	AIA Group Ltd.	Insurance	181,200	1,624,793
	CK Asset Holdings Ltd.	Real Estate Management & Development	313,300	1,379,448
	CK Infrastructure Holdings Ltd., Class A	Electric Utilities	103,600	709,562
	CLP Holdings Ltd.	Electric Utilities	292,000	2,588,246
	Hang Lung Properties Ltd.	Real Estate Management & Development	62,000	60,583
	Hang Seng Bank Ltd.	Banks	126,800	1,595,713
	Henderson Land Development Co. Ltd.	Real Estate Management & Development	227,500	726,360
	HKT Trust & HKT Ltd.	Diversified Telecommunication Services	587,357	752,392
	Hong Kong & China Gas Co. Ltd.	Gas Utilities	1,882,000	1,550,666
	Hong Kong Exchanges & Clearing Ltd.	Capital Markets	51,200	2,150,169
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates	30,200	1,179,612
	Link REIT	Retail REITs	422,800	2,136,453
	MTR Corp. Ltd.	Ground Transportation	268,500	1,014,544
	Power Assets Holdings Ltd.	Electric Utilities	229,000	1,468,194
	Sino Land Co. Ltd.	Real Estate Management & Development	604,000	663,292
	Sun Hung Kai Properties Ltd.	Real Estate Management & Development	310,840	3,423,542
	Swire Pacific Ltd., Class A	Industrial Conglomerates	17,500	149,598
	Swire Properties Ltd.	Real Estate Management & Development	187,200	385,125
	Techtronic Industries Co. Ltd.	Machinery	114,100	1,734,819
[c]	WH Group Ltd.	Food Products	1,208,000	958,002
	Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	272,709	965,497
				27,216,610
	Ireland 0.1%
	DCC PLC	Industrial Conglomerates	2,466	168,531
	Experian PLC	Professional Services	12,684	668,807
				837,338
	Isle Of Man 0.0%†
	Entain PLC	Hotels, Restaurants & Leisure	31,408	321,529
franklintempleton.com	Semi-Annual Report	19

Franklin Templeton ETF Trust
Schedule of Investments
Franklin International Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Israel 0.5%
	Azrieli Group Ltd.	Real Estate Management & Development	1,812	$ 126,363
	Bank Hapoalim BM	Banks	175,764	1,762,034
	Bank Leumi Le-Israel BM	Banks	92,110	902,355
	Israel Discount Bank Ltd., Class A	Banks	123,216	690,662
	Mizrahi Tefahot Bank Ltd.	Banks	21,140	826,913
[a]	Nice Ltd.	Software	3,322	579,432
				4,887,759
	Italy 4.5%
	A2A SpA	Multi-Utilities	252,774	585,093
	Banca Mediolanum SpA	Financial Services	34,428	434,953
	Banco BPM SpA	Banks	230,728	1,559,959
	Enel SpA	Electric Utilities	1,029,518	8,244,031
	Eni SpA	Oil, Gas & Consumable Fuels	318,006	4,855,888
	Ferrari NV	Automobiles	5,134	2,404,798
	FinecoBank Banca Fineco SpA	Banks	92,412	1,585,723
	Generali	Insurance	134,994	3,909,629
	Hera SpA	Multi-Utilities	77,010	307,862
[c]	Infrastrutture Wireless Italiane SpA	Diversified Telecommunication Services	56,474	696,457
	Intesa Sanpaolo SpA	Banks	2,064,774	8,843,103
	Mediobanca Banca di Credito Finanziario SpA	Banks	99,962	1,709,697
	Moncler SpA	Textiles, Apparel & Luxury Goods	15,402	980,140
[c]	Poste Italiane SpA	Insurance	74,896	1,052,369
	Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	14,798	838,978
	Snam SpA	Gas Utilities	348,206	1,776,361
	Terna - Rete Elettrica Nazionale	Electric Utilities	205,964	1,859,158
	UniCredit SpA	Banks	71,876	3,157,751
				44,801,950
	Japan 22.0%
	ABC-Mart, Inc.	Specialty Retail	6,000	127,936
	Advantest Corp.	Semiconductors & Semiconductor Equipment	78,900	3,718,295
	AGC, Inc.	Building Products	30,200	981,120
	Aisin Corp.	Automobile Components	90,600	998,855
	Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	3,000	52,873
	Asahi Kasei Corp.	Chemicals	226,800	1,715,587
	Asics Corp.	Textiles, Apparel & Luxury Goods	62,400	1,309,161
	Astellas Pharma, Inc.	Pharmaceuticals	224,900	2,589,557
	Bridgestone Corp.	Automobile Components	90,600	3,483,641
	Brother Industries Ltd.	Technology Hardware, Storage & Peripherals	36,900	717,156
	Canon, Inc.	Technology Hardware, Storage & Peripherals	79,832	2,624,790
	Capcom Co. Ltd.	Entertainment	48,004	1,116,872
	Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	33,000	1,599,245
	Daifuku Co. Ltd.	Machinery	9,380	181,088
	Daiichi Sankyo Co. Ltd.	Pharmaceuticals	94,000	3,094,561
	Daikin Industries Ltd.	Building Products	14,702	2,063,357
	Daiwa Securities Group, Inc.	Capital Markets	211,400	1,485,298
	Denso Corp.	Automobile Components	151,000	2,243,781
	Dentsu Group, Inc.	Media	38,900	1,198,492
	Disco Corp.	Semiconductors & Semiconductor Equipment	15,964	4,184,077
	Eisai Co. Ltd.	Pharmaceuticals	25,166	940,382
	FANUC Corp.	Machinery	26,360	772,150
	Fast Retailing Co. Ltd.	Specialty Retail	4,750	1,574,699
	Fuji Electric Co. Ltd.	Electrical Equipment	7,589	457,335
	FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals	8,440	217,609
	Fujitsu Ltd.	IT Services	13,420	275,408
20	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin International Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	GLP J-Reit	Industrial REITs	738	$ 684,652
	Hamamatsu Photonics KK	Electronic Equipment, Instruments & Components	35,400	464,155
	Hitachi Construction Machinery Co. Ltd.	Machinery	18,300	444,067
	Hitachi Ltd.	Industrial Conglomerates	255,190	6,745,480
	Honda Motor Co. Ltd.	Automobiles	173,200	1,825,357
	Hoshizaki Corp.	Machinery	8,900	310,106
	Hoya Corp.	Health Care Equipment & Supplies	17,430	2,410,882
	Hulic Co. Ltd.	Real Estate Management & Development	90,600	921,265
	Ibiden Co. Ltd.	Electronic Equipment, Instruments & Components	26,400	816,695
	Isuzu Motors Ltd.	Automobiles	100,100	1,351,322
	ITOCHU Corp.	Trading Companies & Distributors	24,200	1,298,990
	Japan Exchange Group, Inc.	Capital Markets	60,400	783,503
	Japan Metropolitan Fund Invest	Retail REITs	906	611,854
	Japan Post Bank Co. Ltd.	Banks	130,800	1,223,507
	Japan Real Estate Investment Corp.	Office REITs	218	870,232
	Japan Tobacco, Inc.	Tobacco	181,600	5,305,554
	Kajima Corp.	Construction & Engineering	27,030	505,584
	Kao Corp.	Personal Care Products	3,728	185,279
	Kawasaki Kisen Kaisha Ltd.	Marine Transportation	80,100	1,239,803
	KDDI Corp.	Wireless Telecommunication Services	7,730	248,264
	Keyence Corp.	Electronic Equipment, Instruments & Components	10,599	5,065,350
	Kikkoman Corp.	Food Products	30,200	343,719
	Kirin Holdings Co. Ltd.	Beverages	132,100	2,018,810
	Komatsu Ltd.	Machinery	117,700	3,263,410
	Kubota Corp.	Machinery	30,200	428,805
	Kyocera Corp.	Electronic Equipment, Instruments & Components	60,400	700,951
	Lasertec Corp.	Semiconductors & Semiconductor Equipment	14,954	2,467,765
	LY Corp.	Interactive Media & Services	332,200	973,794
	M3, Inc.	Health Care Technology	12,700	127,675
	Makita Corp.	Machinery	7,000	236,906
	Marubeni Corp.	Trading Companies & Distributors	98,900	1,617,911
	Mazda Motor Corp.	Automobiles	108,900	814,618
	Minebea Mitsumi, Inc.	Machinery	31,300	616,635
	Mitsubishi Chemical Group Corp.	Chemicals	120,800	776,029
	Mitsubishi Corp.	Trading Companies & Distributors	138,700	2,862,918
	Mitsubishi Electric Corp.	Electrical Equipment	90,600	1,459,012
	Mitsubishi HC Capital, Inc.	Financial Services	120,800	853,386
	Mitsubishi Heavy Industries Ltd.	Machinery	181,200	2,682,404
	Mitsubishi UFJ Financial Group, Inc.	Banks	458,000	4,653,964
	Mitsui & Co. Ltd.	Trading Companies & Distributors	66,700	1,481,911
	Mitsui Chemicals, Inc.	Chemicals	18,200	484,137
[b]	Mitsui OSK Lines Ltd.	Marine Transportation	65,500	2,255,684
	Mizuho Financial Group, Inc.	Banks	173,400	3,559,161
	MonotaRO Co. Ltd.	Trading Companies & Distributors	22,040	369,413
	MS&AD Insurance Group Holdings, Inc.	Insurance	46,960	1,093,238
	Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	151,000	2,962,678
	NEC Corp.	IT Services	6,100	586,374
	NIDEC Corp.	Electrical Equipment	85,200	1,790,487
	Nintendo Co. Ltd.	Entertainment	85,000	4,537,612
	Nippon Building Fund, Inc.	Office REITs	801	738,058
	NIPPON EXPRESS HOLDINGS, Inc.	Air Freight & Logistics	13,800	727,529
	Nippon Paint Holdings Co. Ltd.	Chemicals	30,200	231,715
	Nippon Prologis REIT, Inc.	Industrial REITs	367	631,679
	Nippon Steel Corp.	Metals & Mining	60,400	1,350,386
	Nippon Yusen KK	Marine Transportation	14,200	518,205
	Niterra Co. Ltd.	Automobile Components	35,800	999,867
	Nitto Denko Corp.	Chemicals	80,085	1,337,269
franklintempleton.com	Semi-Annual Report	21

Franklin Templeton ETF Trust
Schedule of Investments
Franklin International Core Dividend Tilt Index ETF (continued)
	Industry	Shares	Value
Common Stocks (continued)
Japan (continued)
Nomura Holdings, Inc.	Capital Markets	211,400	$ 1,098,086
Nomura Real Estate Master Fund, Inc.	Diversified REITs	683	682,332
Nomura Research Institute Ltd.	IT Services	19,650	728,083
Obayashi Corp.	Construction & Engineering	120,800	1,531,113
Obic Co. Ltd.	IT Services	15,800	557,374
Omron Corp.	Electronic Equipment, Instruments & Components	26,201	1,199,231
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	34,200	457,028
Oracle Corp.	Software	1,585	163,387
Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	17,120	442,602
ORIX Corp.	Financial Services	50,000	1,159,815
Otsuka Corp.	IT Services	39,340	974,699
Panasonic Holdings Corp.	Household Durables	60,400	524,869
Recruit Holdings Co. Ltd.	Professional Services	84,100	5,118,082
Renesas Electronics Corp.	Semiconductors & Semiconductor Equipment	106,800	1,552,273
Rohm Co. Ltd.	Semiconductors & Semiconductor Equipment	60,400	678,149
SBI Holdings, Inc.	Capital Markets	54,300	1,250,828
SCREEN Holdings Co. Ltd.	Semiconductors & Semiconductor Equipment	16,412	1,144,273
Seiko Epson Corp.	Technology Hardware, Storage & Peripherals	34,800	642,160
Sekisui Chemical Co. Ltd.	Household Durables	61,400	957,873
Sekisui House Ltd.	Household Durables	93,650	2,601,825
SG Holdings Co. Ltd.	Air Freight & Logistics	31,200	336,124
Shimadzu Corp.	Electronic Equipment, Instruments & Components	3,300	110,138
Shimano, Inc.	Leisure Products	2,336	443,716
Shin-Etsu Chemical Co. Ltd.	Chemicals	146,350	6,115,310
Shiseido Co. Ltd.	Personal Care Products	15,400	417,191
SMC Corp.	Machinery	836	372,004
SoftBank Corp.	Wireless Telecommunication Services	4,337,900	5,677,117
SoftBank Group Corp.	Wireless Telecommunication Services	44,000	2,592,198
Sompo Holdings, Inc.	Insurance	66,670	1,491,965
Sony Group Corp.	Household Durables	246,900	4,794,217
Subaru Corp.	Automobiles	35,300	612,518
SUMCO Corp.	Semiconductors & Semiconductor Equipment	60,400	651,124
Sumitomo Corp.	Trading Companies & Distributors	86,000	1,920,330
Sumitomo Electric Industries Ltd.	Automobile Components	90,600	1,453,945
Sumitomo Mitsui Financial Group, Inc.	Banks	156,552	3,332,640
Suzuki Motor Corp.	Automobiles	17,200	191,492
Sysmex Corp.	Health Care Equipment & Supplies	30,500	602,793
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	215,600	6,184,332
TDK Corp.	Electronic Equipment, Instruments & Components	241,050	3,072,107
Terumo Corp.	Health Care Equipment & Supplies	23,500	443,582
Tokio Marine Holdings, Inc.	Insurance	80,211	2,933,332
Tokyo Century Corp.	Financial Services	31,200	350,302
Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	45,042	7,963,592
Toray Industries, Inc.	Chemicals	12,000	70,738
Tosoh Corp.	Chemicals	50,500	675,381
Toyo Suisan Kaisha Ltd.	Food Products	6,000	392,156
Toyota Industries Corp.	Machinery	14,591	1,124,621
Toyota Motor Corp.	Automobiles	743,900	13,222,635
Toyota Tsusho Corp.	Trading Companies & Distributors	60,400	1,091,541
Trend Micro, Inc.	Software	2,340	138,823
West Japan Railway Co.	Ground Transportation	14,400	274,228
Yamaha Motor Co. Ltd.	Automobiles	60,400	540,492
Yaskawa Electric Corp.	Machinery	15,204	531,247
Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	1,700	94,318
ZOZO, Inc.	Specialty Retail	22,070	804,481
			220,076,153
22	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin International Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Netherlands 5.2%
[a,c]	Adyen NV	Financial Services	1,862	$ 2,914,723
[a]	Argenx SE	Biotechnology	1,483	803,718
[a]	Argenx SE	Biotechnology	27	14,633
	ASM International NV	Semiconductors & Semiconductor Equipment	5,644	3,712,623
	ASML Holding NV	Semiconductors & Semiconductor Equipment	28,086	23,371,121
	ING Groep NV	Banks	310,758	5,644,174
	Koninklijke Ahold Delhaize NV	Consumer Staples Distribution & Retail	9,362	324,216
	Koninklijke KPN NV	Diversified Telecommunication Services	535,446	2,192,538
[a]	Koninklijke Philips NV	Health Care Equipment & Supplies	82,144	2,697,132
	NN Group NV	Insurance	44,998	2,248,853
	Shell PLC	Oil, Gas & Consumable Fuels	195,092	6,345,897
	Universal Music Group NV	Entertainment	56,474	1,481,154
	Wolters Kluwer NV	Professional Services	302	50,995
				51,801,777
	New Zealand 0.3%
	Contact Energy Ltd.	Electric Utilities	129,256	671,894
	Fisher & Paykel Healthcare Corp. Ltd.	Health Care Equipment & Supplies	51,642	1,141,789
	Mercury NZ Ltd.	Electric Utilities	108,720	446,166
	Spark New Zealand Ltd.	Diversified Telecommunication Services	322,536	621,797
				2,881,646
	Norway 0.9%
	Aker ASA, Class A	Industrial Conglomerates	4,228	219,977
	Aker BP ASA	Oil, Gas & Consumable Fuels	58,588	1,258,240
	DNB Bank ASA	Banks	132,578	2,723,900
	Gjensidige Forsikring ASA	Insurance	28,388	532,040
	Norsk Hydro ASA	Metals & Mining	168,214	1,093,356
	Orkla ASA	Food Products	70,064	661,549
	Salmar ASA	Food Products	12,684	666,555
	Telenor ASA	Diversified Telecommunication Services	102,982	1,319,950
	Var Energi ASA	Oil, Gas & Consumable Fuels	147,980	459,423
				8,934,990
	Poland 0.5%
	Bank Polska Kasa Opieki SA	Banks	37,750	1,445,527
	ING Bank Slaski SA	Banks	6,040	414,076
	ORLEN SA	Oil, Gas & Consumable Fuels	103,284	1,504,178
	Powszechny Zaklad Ubezpieczen SA	Insurance	37,448	410,763
	Santander Bank Polska SA	Banks	6,342	751,029
				4,525,573
	Portugal 0.1%
	EDP SA	Electric Utilities	324,650	1,486,260
	Singapore 2.6%
	CapitaLand Ascendas REIT, Class A	Industrial REITs	604,000	1,347,457
	CapitaLand Integrated Commercial Trust, Class A	Retail REITs	738,143	1,220,642
	CapitaLand Investment Ltd.	Real Estate Management & Development	362,400	881,972
	DBS Group Holdings Ltd., Class A	Banks	210,320	6,242,337
	Genting Singapore Ltd.	Hotels, Restaurants & Leisure	906,000	618,370
	Jardine Cycle & Carriage Ltd.	Industrial Conglomerates	13,400	288,487
	Keppel Ltd.	Industrial Conglomerates	241,600	1,249,460
	Mapletree Pan Asia Commercial Trust	Retail REITs	392,600	453,235
	Oversea-Chinese Banking Corp. Ltd.	Banks	497,900	5,864,501
	Singapore Airlines Ltd.	Passenger Airlines	225,000	1,193,448
	Singapore Exchange Ltd.	Capital Markets	120,800	1,076,081
	Singapore Technologies Engineering Ltd.	Aerospace & Defense	90,600	329,326
franklintempleton.com	Semi-Annual Report	23

Franklin Templeton ETF Trust
Schedule of Investments
Franklin International Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Singapore (continued)
	United Overseas Bank Ltd.	Banks	181,800	$ 4,562,017
	Wilmar International Ltd.	Food Products	280,800	733,760
				26,061,093
	Spain 2.1%
	ACS Actividades de Construccion y Servicios SA	Construction & Engineering	33,942	1,571,303
[c]	Aena SME SA	Transportation Infrastructure	5,134	1,132,209
	Banco Bilbao Vizcaya Argentaria SA	Banks	382,634	4,145,692
	CaixaBank SA	Banks	492,562	2,948,719
	Endesa SA	Electric Utilities	50,736	1,111,528
	Iberdrola SA	Electric Utilities	131,404	2,037,017
	Industria de Diseno Textil SA	Specialty Retail	15,100	895,534
	Naturgy Energy Group SA	Gas Utilities	20,838	540,010
	Redeia Corp. SA	Electric Utilities	61,608	1,201,196
	Repsol SA	Oil, Gas & Consumable Fuels	100,566	1,329,444
	Telefonica SA	Diversified Telecommunication Services	758,322	3,720,447
				20,633,099
	Sweden 2.8%
	Assa Abloy AB, Class B	Building Products	14,496	488,510
	Atlas Copco AB, Class A	Machinery	150,094	2,908,862
	Atlas Copco AB, Class B	Machinery	91,808	1,574,121
	Axfood AB	Consumer Staples Distribution & Retail	16,610	468,972
	EQT AB	Capital Markets	49,528	1,697,905
	Essity AB, Class B	Household Products	12,684	396,539
[c]	Evolution AB	Hotels, Restaurants & Leisure	30,502	3,003,078
	Getinge AB, Class B	Health Care Equipment & Supplies	9,060	195,561
	H & M Hennes & Mauritz AB, Class B	Specialty Retail	95,734	1,631,991
	Husqvarna AB, Class B	Machinery	63,118	442,099
	Nordnet AB publ	Capital Markets	25,368	609,637
	Skandinaviska Enskilda Banken AB, Class A	Banks	107,814	1,651,256
	Skanska AB, Class B	Construction & Engineering	21,140	441,711
	SKF AB, Class B	Machinery	9,966	198,600
	SSAB AB, Class A	Metals & Mining	41,978	220,231
	SSAB AB, Class B	Metals & Mining	100,264	514,347
	Svenska Handelsbanken AB, Class A	Banks	218,346	2,245,582
[b]	Svenska Handelsbanken AB, Class B	Banks	5,134	67,565
	Swedbank AB, Class A	Banks	165,496	3,515,112
	Tele2 AB, Class B	Wireless Telecommunication Services	92,412	1,047,505
	Telefonaktiebolaget LM Ericsson, Class A	Communications Equipment	8,154	61,859
	Telefonaktiebolaget LM Ericsson, Class B	Communications Equipment	326,764	2,473,150
	Telia Co. AB	Diversified Telecommunication Services	356,662	1,155,494
	Volvo AB, Class A	Machinery	5,738	153,291
	Volvo AB, Class B	Machinery	50,736	1,342,402
				28,505,380
	Switzerland 9.1%
	ABB Ltd.	Electrical Equipment	54,662	3,174,550
	Cie Financiere Richemont SA, Class A	Textiles, Apparel & Luxury Goods	36,844	5,844,025
	DSM-Firmenich AG	Chemicals	13,288	1,833,739
	EMS-Chemie Holding AG	Chemicals	487	409,899
	Geberit AG	Building Products	1,510	987,036
	Givaudan SA	Chemicals	384	2,112,216
	Julius Baer Group Ltd.	Capital Markets	33,522	2,022,725
	Kuehne & Nagel International AG	Marine Transportation	8,456	2,313,609
	Lonza Group AG	Life Sciences Tools & Services	3,169	2,008,354
	Nestle SA	Food Products	147,678	14,873,716
24	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin International Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Switzerland (continued)
	Novartis AG	Pharmaceuticals	133,484	$ 15,373,090
	Partners Group Holding AG	Capital Markets	3,926	5,910,758
	Roche Holding AG	Pharmaceuticals	41,676	13,369,125
	Roche Holding AG	Pharmaceuticals	1,812	621,650
	Schindler Holding AG, PC	Machinery	302	88,787
	SGS SA	Professional Services	24,160	2,701,979
	Sika AG	Chemicals	3,926	1,303,625
	STMicroelectronics NV	Semiconductors & Semiconductor Equipment	7,248	215,575
	Swatch Group AG	Textiles, Apparel & Luxury Goods	926	198,966
	Swiss Life Holding AG	Insurance	1,812	1,516,534
	Swiss Re AG	Insurance	32,314	4,470,445
	Swisscom AG	Diversified Telecommunication Services	3,926	2,571,412
	UBS Group AG	Capital Markets	62,816	1,940,590
	Zurich Insurance Group AG	Insurance	9,362	5,657,931
				91,520,336
	United Kingdom 11.8%
	3i Group PLC	Capital Markets	16,006	709,571
	Admiral Group PLC	Insurance	16,912	631,548
	Anglo American PLC	Metals & Mining	22,348	728,129
	Ashtead Group PLC	Trading Companies & Distributors	8,456	656,274
	AstraZeneca PLC	Pharmaceuticals	88,486	13,753,870
	Aviva PLC	Insurance	462,060	2,997,275
	B&M European Value Retail SA	Broadline Retail	151,000	840,962
	BAE Systems PLC	Aerospace & Defense	111,136	1,844,768
	Barratt Developments PLC	Household Durables	163,080	1,047,143
	BP PLC	Oil, Gas & Consumable Fuels	544,506	2,860,870
	British American Tobacco PLC	Tobacco	227,104	8,298,006
	BT Group PLC	Diversified Telecommunication Services	543,298	1,077,825
	Burberry Group PLC	Textiles, Apparel & Luxury Goods	35,709	335,767
	CK Hutchison Holdings Ltd., Class A	Industrial Conglomerates	425,500	2,448,645
	Diageo PLC	Beverages	63,722	2,224,874
	DS Smith PLC	Containers & Packaging	206,870	1,281,425
	GSK PLC	Pharmaceuticals	346,998	7,058,481
	Halma PLC	Electronic Equipment, Instruments & Components	13,288	464,846
	Hargreaves Lansdown PLC	Capital Markets	59,494	889,396
	Hikma Pharmaceuticals PLC	Pharmaceuticals	25,066	642,521
	HSBC Holdings PLC	Banks	1,594,862	14,315,974
	Imperial Brands PLC	Tobacco	135,296	3,943,543
	Intermediate Capital Group PLC	Capital Markets	48,018	1,435,030
	J Sainsbury PLC	Consumer Staples Distribution & Retail	264,854	1,049,443
	Kingfisher PLC	Specialty Retail	315,892	1,364,383
	Land Securities Group PLC	Diversified REITs	110,834	967,823
	Legal & General Group PLC	Insurance	991,164	3,008,652
	Lloyds Banking Group PLC	Banks	386,862	305,123
	London Stock Exchange Group PLC	Capital Markets	8,758	1,200,598
	M&G PLC	Financial Services	386,560	1,075,394
	National Grid PLC	Multi-Utilities	535,748	7,401,839
	NatWest Group PLC	Banks	449,678	2,074,320
	Persimmon PLC	Household Durables	7,248	159,783
	Phoenix Group Holdings PLC	Insurance	123,216	924,717
	Reckitt Benckiser Group PLC	Household Products	41,978	2,577,179
	RELX PLC	Professional Services	66,138	3,112,980
	Rentokil Initial PLC	Commercial Services & Supplies	214,118	1,046,582
[a]	Rolls-Royce Holdings PLC	Aerospace & Defense	95,432	674,856
	Sage Group PLC	Software	48,622	668,169
	Schroders PLC	Capital Markets	155,530	728,501
	Segro PLC	Industrial REITs	9,060	106,214
franklintempleton.com	Semi-Annual Report	25

Franklin Templeton ETF Trust
Schedule of Investments
Franklin International Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
	Severn Trent PLC	Water Utilities	41,978	$ 1,487,635
	Smith & Nephew PLC	Health Care Equipment & Supplies	10,570	164,182
	Spirax Group PLC	Machinery	8,254	832,023
	SSE PLC	Electric Utilities	26,878	678,874
	Taylor Wimpey PLC	Household Durables	589,806	1,299,836
	Unilever PLC	Personal Care Products	148,886	9,663,876
	United Utilities Group PLC	Water Utilities	104,794	1,469,611
	Vodafone Group PLC	Wireless Telecommunication Services	3,382,098	3,404,246
				117,933,582
	United States 0.7%
	Holcim AG, Class B	Construction Materials	16,912	1,655,213
	Stellantis NV	Automobiles	392,902	5,440,888
				7,096,101
	Total Common Stocks (Cost $877,424,296)			988,673,430
	Preferred Stocks 0.5%
	Germany 0.5%
[d]	Bayerische Motoren Werke AG, 8.102%, pfd.	Automobiles	8,758	726,236
[c,d]	Dr. Ing hc F Porsche AG, 3.231%, pfd.	Automobiles	1,510	120,494
[d]	Sartorius AG, 0.293%, pfd.	Life Sciences Tools & Services	1,208	340,013
[d]	Volkswagen AG, 9.521%, pfd.	Automobiles	35,938	3,816,736
	Total Preferred Stocks (Cost $5,801,240)			5,003,479
	Total Investments before Short-Term Investments (Cost $883,225,536)			993,676,909
	Short-Term Investments 0.3%
	Investments from Cash Collateral Received for Loaned Securities 0.3%
	United States 0.3%
[e,f]	Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	Money Market Funds	2,892,300	2,892,300
26	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin International Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Short-Term Investments (continued)
	Money Market Funds 0.0%†
	United States 0.0%†
[e,f]	Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	Money Market Funds	249,754	$ 249,754
	Total Short-Term Investments (Cost $3,142,054)			3,142,054
	Total Investments (Cost $886,367,590) 99.5%			996,818,963
	Other Assets, less Liabilities 0.5%			4,664,141
	Net Assets 100.0%			$ 1,001,483,104
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]A portion or all of the security is on loan at September 30, 2024. See Note 1(d).
[c]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2024, the value of was $11,943,740, representing 1.2% of net assets.
[d]Variable rate security. The rate shown represents the yield at period end.
[e]The rate shown is the annualized seven-day effective yield at period end.
[f]See Note 3(c) regarding investments in affiliated management investment companies.
At September 30, 2024, the Fund had the following futures contracts outstanding. See  Note 1(c).
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
MSCI EAFE	Long	45	$ 5,597,550	12/20/24	$ 99,757

*As of period end.
See  Note 7 regarding other derivative information.
See Abbreviations on page 80.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	27

Franklin Templeton ETF Trust
Financial Highlights
Franklin U.S. Core Dividend Tilt Index ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$40.34	$32.29	$36.29	$33.29	$23.32	$28.20
Income from investment operations[a]:
Net investment income[b]	0.42	0.84	0.82	1.03	0.92	1.04
Net realized and unrealized gains (losses)	4.42	8.00	(3.82)	2.98	9.95	(4.90)
Total from investment operations	4.84	8.84	(3.00)	4.01	10.87	(3.86)
Less distributions from net investment income	(0.55)	(0.79)	(1.00)	(1.01)	(0.90)	(1.02)
Net asset value, end of period	$44.63	$40.34	$32.29	$36.29	$33.29	$23.32
Total return[c]	12.05%	27.72%	(8.09)%	12.14%	47.20%	(14.34)%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.06%	0.06%	0.19%	0.45%	0.45%	0.45%
Expenses net of waiver and payments by affiliates	0.06%	0.06%	0.19%	0.45%	0.45%	0.45%
Net investment income	2.01%	2.36%	2.58%	2.92%	3.21%	3.60%
Supplemental data
Net assets, end of period (000’s)	$35,703	$62,534	$24,219	$30,851	$26,632	$18,653
Portfolio turnover rate[e]	7.75%[f]	18.11%[f]	130.60%[f]	28.73%[f]	42.38%[f]	19.79%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Ratios are annualized for periods less than one year.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash ("Cash creations").
[f]Portfolio turnover rate excluding cash creations was as follows:	7.74%	18.11%	130.60%	27.86%	42.38%	19.79%
28	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments, September 30, 2024 (unaudited)
Franklin U.S. Core Dividend Tilt Index ETF
		Industry	Shares	Value
	Common Stocks 99.8%
	Brazil 0.3%
[a]	MercadoLibre, Inc.	Broadline Retail	55	$ 112,858
	Ireland 0.0%†
	TE Connectivity PLC	Electronic Equipment, Instruments & Components	90	13,589
	Netherlands 0.4%
	NXP Semiconductors NV	Semiconductors & Semiconductor Equipment	592	142,086
	Russia 0.0%
[a,b,c]	Tatneft PJSC	Oil, Gas & Consumable Fuels	15,990	—
	United Kingdom 0.1%
	CNH Industrial NV	Machinery	2,048	22,733
	United States 99.0%
	3M Co.	Industrial Conglomerates	1,008	137,794
	Abbott Laboratories	Health Care Equipment & Supplies	1,520	173,295
	AbbVie, Inc.	Biotechnology	2,144	423,397
	Accenture PLC, Class A	IT Services	464	164,015
[a]	Adobe, Inc.	Software	256	132,552
[a]	Advanced Micro Devices, Inc.	Semiconductors & Semiconductor Equipment	1,152	189,020
	AES Corp.	Independent Power Producers & Energy Traders	1,456	29,207
	Air Products & Chemicals, Inc.	Chemicals	208	61,930
	Alexandria Real Estate Equities, Inc.	Health Care REITs	336	39,900
	Alliant Energy Corp.	Electric Utilities	528	32,044
	Allstate Corp.	Insurance	176	33,378
	Alphabet, Inc., Class A	Interactive Media & Services	4,064	674,014
	Alphabet, Inc., Class C	Interactive Media & Services	3,616	604,559
	Altria Group, Inc.	Tobacco	3,648	186,194
[a]	Amazon.com, Inc.	Broadline Retail	6,240	1,162,699
	Amcor PLC	Containers & Packaging	3,150	35,689
	Ameren Corp.	Multi-Utilities	128	11,195
	American Electric Power Co., Inc.	Electric Utilities	1,088	111,629
	American Tower Corp.	Specialized REITs	640	148,838
	Amgen, Inc.	Biotechnology	784	252,613
	Amphenol Corp., Class A	Electronic Equipment, Instruments & Components	272	17,724
	Analog Devices, Inc.	Semiconductors & Semiconductor Equipment	912	209,915
	Annaly Capital Management, Inc.	Mortgage Real Estate Investment Trusts (REITs)	1,040	20,873
	APA Corp.	Oil, Gas & Consumable Fuels	944	23,090
	Apollo Global Management, Inc.	Financial Services	864	107,922
	Apple, Inc.	Technology Hardware, Storage & Peripherals	9,968	2,322,544
	Applied Materials, Inc.	Semiconductors & Semiconductor Equipment	816	164,873
	ARES Management Corp., Class A	Capital Markets	400	62,336
[a]	Arista Networks, Inc.	Communications Equipment	272	104,399
	AT&T, Inc.	Diversified Telecommunication Services	12,672	278,784
	Automatic Data Processing, Inc.	Professional Services	160	44,277
	AvalonBay Communities, Inc.	Residential REITs	288	64,872
	Avangrid, Inc.	Electric Utilities	162	5,798
[a]	Axon Enterprise, Inc.	Aerospace & Defense	48	19,181
	Baker Hughes Co.	Energy Equipment & Services	1,536	55,526
	Bank of America Corp.	Banks	5,056	200,622
	Bank of New York Mellon Corp.	Capital Markets	1,552	111,527
	Baxter International, Inc.	Health Care Equipment & Supplies	1,040	39,489
	Bentley Systems, Inc., Class B	Software	96	4,878
	Best Buy Co., Inc.	Specialty Retail	432	44,626
	BlackRock, Inc.	Capital Markets	304	288,651
	Blackstone, Inc.	Capital Markets	1,520	232,758
[a]	Block, Inc.	Financial Services	160	10,741
	Bristol-Myers Squibb Co.	Pharmaceuticals	4,448	230,139
	Broadcom, Inc.	Semiconductors & Semiconductor Equipment	3,792	654,120
franklintempleton.com	Semi-Annual Report	29

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	Broadridge Financial Solutions, Inc.	Professional Services	176	$ 37,845
	BXP, Inc.	Office REITs	336	27,035
[a]	Cadence Design Systems, Inc.	Software	176	47,701
	Camden Property Trust	Residential REITs	224	27,671
	Campbell Soup Co.	Food Products	416	20,351
	Cardinal Health, Inc.	Health Care Providers & Services	68	7,515
	Carlyle Group, Inc.	Capital Markets	496	21,358
	Caterpillar, Inc.	Machinery	96	37,548
	Chevron Corp.	Oil, Gas & Consumable Fuels	2,528	372,299
[a]	Chipotle Mexican Grill, Inc.	Hotels, Restaurants & Leisure	736	42,408
	Cincinnati Financial Corp.	Insurance	336	45,736
	Cisco Systems, Inc.	Communications Equipment	5,440	289,517
	Citigroup, Inc.	Banks	4,352	272,435
	Citizens Financial Group, Inc.	Banks	1,040	42,713
	Clorox Co.	Household Products	256	41,705
[a]	Cloudflare, Inc., Class A	IT Services	256	20,708
	CME Group, Inc.	Capital Markets	752	165,929
	CMS Energy Corp.	Multi-Utilities	576	40,683
	Coca-Cola Co.	Beverages	4,352	312,735
[a]	Coinbase Global, Inc., Class A	Capital Markets	160	28,507
	Comcast Corp., Class A	Media	3,040	126,981
	Conagra Brands, Inc.	Food Products	992	32,260
	ConocoPhillips	Oil, Gas & Consumable Fuels	800	84,224
	Consolidated Edison, Inc.	Multi-Utilities	720	74,974
	Corebridge Financial, Inc.	Financial Services	512	14,930
	Corning, Inc.	Electronic Equipment, Instruments & Components	1,648	74,407
	Costco Wholesale Corp.	Consumer Staples Distribution & Retail	106	93,971
	Coterra Energy, Inc., Class A	Oil, Gas & Consumable Fuels	1,680	40,236
	CRH PLC	Construction Materials	752	69,740
[a]	Crowdstrike Holdings, Inc., Class A	Software	320	89,750
	Crown Castle, Inc.	Specialized REITs	848	100,598
	Cummins, Inc.	Machinery	304	98,432
	CVS Health Corp.	Health Care Providers & Services	2,704	170,027
	Darden Restaurants, Inc.	Hotels, Restaurants & Leisure	256	42,017
[a]	Datadog, Inc., Class A	Software	256	29,455
	Dell Technologies, Inc., Class C	Technology Hardware, Storage & Peripherals	288	34,140
	Devon Energy Corp.	Oil, Gas & Consumable Fuels	1,488	58,211
	Diamondback Energy, Inc.	Oil, Gas & Consumable Fuels	416	71,718
	Digital Realty Trust, Inc.	Specialized REITs	656	106,160
	Discover Financial Services	Consumer Finance	288	40,404
	Dollar General Corp.	Consumer Staples Distribution & Retail	160	13,531
	Dominion Energy, Inc.	Multi-Utilities	1,728	99,861
[a]	DoorDash, Inc., Class A	Hotels, Restaurants & Leisure	240	34,255
	Dow, Inc.	Chemicals	1,568	85,660
	DTE Energy Co.	Multi-Utilities	432	55,473
	Duke Energy Corp.	Electric Utilities	1,600	184,480
[a]	Dynatrace, Inc.	Software	128	6,844
	East West Bancorp, Inc.	Banks	320	26,477
	Eastman Chemical Co.	Chemicals	256	28,659
	Eaton Corp. PLC	Electrical Equipment	416	137,879
	eBay, Inc.	Broadline Retail	752	48,963
	Edison International	Electric Utilities	832	72,459
	Eli Lilly & Co.	Pharmaceuticals	592	524,476
	Emerson Electric Co.	Electrical Equipment	624	68,247
	Entegris, Inc.	Semiconductors & Semiconductor Equipment	144	16,204
	Entergy Corp.	Electric Utilities	432	56,856
	EOG Resources, Inc.	Oil, Gas & Consumable Fuels	176	21,636
30	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	Equinix, Inc.	Specialized REITs	84	$ 74,561
	Equity LifeStyle Properties, Inc.	Residential REITs	384	27,395
	Equity Residential	Residential REITs	704	52,420
	Essex Property Trust, Inc.	Residential REITs	128	37,814
	Estee Lauder Cos., Inc., Class A	Personal Care Products	528	52,636
	Evergy, Inc.	Electric Utilities	480	29,765
	Eversource Energy	Electric Utilities	736	50,085
	Exelon Corp.	Electric Utilities	2,032	82,398
	Extra Space Storage, Inc.	Specialized REITs	416	74,959
	Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	4,112	482,009
	Fastenal Co.	Trading Companies & Distributors	1,184	84,561
	FedEx Corp.	Air Freight & Logistics	96	26,273
	Fidelity National Financial, Inc.	Insurance	544	33,761
	Fidelity National Information Services, Inc.	Financial Services	80	6,700
	Fifth Third Bancorp	Banks	1,488	63,746
	FirstEnergy Corp.	Electric Utilities	1,072	47,543
	Ford Motor Co.	Automobiles	8,880	93,773
	Franklin Resources, Inc.	Capital Markets	592	11,929
	Garmin Ltd.	Household Durables	320	56,330
	Gen Digital, Inc.	Software	915	25,098
	General Dynamics Corp.	Aerospace & Defense	64	19,341
	General Mills, Inc.	Food Products	1,168	86,257
	Genuine Parts Co.	Distributors	320	44,698
	Gilead Sciences, Inc.	Biotechnology	2,576	215,972
	Goldman Sachs Group, Inc.	Capital Markets	272	134,670
	Healthpeak Properties, Inc.	Health Care REITs	1,536	35,128
	Hewlett Packard Enterprise Co.	Technology Hardware, Storage & Peripherals	1,760	36,010
	Home Depot, Inc.	Specialty Retail	944	382,509
	Honeywell International, Inc.	Industrial Conglomerates	288	59,532
	Hormel Foods Corp.	Food Products	640	20,288
	Host Hotels & Resorts, Inc.	Hotel & Resort REITs	1,536	27,034
	HP, Inc.	Technology Hardware, Storage & Peripherals	2,288	82,071
	Hubbell, Inc., Class B	Electrical Equipment	54	23,131
[a]	HubSpot, Inc.	Software	32	17,011
	Huntington Bancshares, Inc.	Banks	3,200	47,040
	Illinois Tool Works, Inc.	Machinery	576	150,952
	Intel Corp.	Semiconductors & Semiconductor Equipment	6,208	145,640
	International Business Machines Corp.	IT Services	1,440	318,355
	International Flavors & Fragrances, Inc.	Chemicals	544	57,082
	International Paper Co.	Containers & Packaging	752	36,735
	Interpublic Group of Cos., Inc.	Media	816	25,810
	Intuit, Inc.	Software	240	149,040
[a]	Intuitive Surgical, Inc.	Health Care Equipment & Supplies	96	47,162
	Invitation Homes, Inc.	Residential REITs	1,248	44,004
	Iron Mountain, Inc.	Specialized REITs	528	62,742
	J.M. Smucker Co.	Food Products	224	27,126
	Johnson & Johnson	Pharmaceuticals	2,752	445,989
	Johnson Controls International PLC	Building Products	1,008	78,231
	JPMorgan Chase & Co.	Banks	2,000	421,720
	Juniper Networks, Inc.	Communications Equipment	688	26,818
	Kellanova	Food Products	560	45,198
	Kenvue, Inc.	Personal Care Products	3,472	80,307
	KeyCorp	Banks	2,144	35,912
	Kimberly-Clark Corp.	Household Products	720	102,442
	Kimco Realty Corp.	Retail REITs	1,440	33,437
	Kinder Morgan, Inc.	Oil, Gas & Consumable Fuels	4,304	95,075
	KKR & Co., Inc.	Capital Markets	368	48,053
franklintempleton.com	Semi-Annual Report	31

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	KLA Corp.	Semiconductors & Semiconductor Equipment	176	$ 136,296
	Kraft Heinz Co.	Food Products	1,872	65,726
	Lam Research Corp.	Semiconductors & Semiconductor Equipment	176	143,630
	Las Vegas Sands Corp.	Hotels, Restaurants & Leisure	624	31,412
	Linde PLC	Chemicals	112	53,408
	LKQ Corp.	Distributors	608	24,271
	Lowe’s Cos., Inc.	Specialty Retail	368	99,673
	LyondellBasell Industries NV, Class A	Chemicals	576	55,238
	M&T Bank Corp.	Banks	368	65,548
	Marvell Technology, Inc.	Semiconductors & Semiconductor Equipment	512	36,925
	Mastercard, Inc., Class A	Financial Services	160	79,008
	McDonald’s Corp.	Hotels, Restaurants & Leisure	288	87,699
	Medtronic PLC	Health Care Equipment & Supplies	2,320	208,870
	Merck & Co., Inc.	Pharmaceuticals	2,672	303,432
	Meta Platforms, Inc., Class A	Interactive Media & Services	1,400	801,416
	MetLife, Inc.	Insurance	496	40,910
	Microchip Technology, Inc.	Semiconductors & Semiconductor Equipment	1,184	95,063
	Micron Technology, Inc.	Semiconductors & Semiconductor Equipment	752	77,990
	Microsoft Corp.	Software	5,328	2,292,638
	Mid-America Apartment Communities, Inc.	Residential REITs	240	38,136
	Molson Coors Beverage Co., Class B	Beverages	320	18,406
[a]	MongoDB, Inc.	IT Services	64	17,302
	Monolithic Power Systems, Inc.	Semiconductors & Semiconductor Equipment	74	68,413
	Morgan Stanley	Capital Markets	2,544	265,187
	MSCI, Inc.	Capital Markets	144	83,942
	NetApp, Inc.	Technology Hardware, Storage & Peripherals	448	55,332
[a]	Netflix, Inc.	Entertainment	284	201,433
	Newmont Corp.	Metals & Mining	128	6,842
	NextEra Energy, Inc.	Electric Utilities	528	44,632
	NIKE, Inc., Class B	Textiles, Apparel & Luxury Goods	640	56,576
	NiSource, Inc.	Multi-Utilities	928	32,155
	Norfolk Southern Corp.	Ground Transportation	96	23,856
	Northern Trust Corp.	Capital Markets	448	40,333
	NVIDIA Corp.	Semiconductors & Semiconductor Equipment	17,472	2,121,800
[a]	Okta, Inc.	IT Services	90	6,691
	Omnicom Group, Inc.	Media	416	43,010
	ONEOK, Inc.	Oil, Gas & Consumable Fuels	1,264	115,188
	Oracle Corp.	Software	992	169,037
	Packaging Corp. of America	Containers & Packaging	192	41,357
[a]	Palantir Technologies, Inc., Class A	Software	1,728	64,282
[a]	Palo Alto Networks, Inc.	Software	256	87,501
	Paychex, Inc.	Professional Services	672	90,176
	PepsiCo, Inc.	Beverages	1,296	220,385
	Pfizer, Inc.	Pharmaceuticals	9,696	280,602
	Philip Morris International, Inc.	Tobacco	2,448	297,187
	Phillips 66	Oil, Gas & Consumable Fuels	624	82,025
	PNC Financial Services Group, Inc.	Banks	880	162,668
	PPL Corp.	Electric Utilities	1,552	51,340
	Principal Financial Group, Inc.	Insurance	512	43,981
	Procter & Gamble Co.	Household Products	1,664	288,205
	Prologis, Inc.	Industrial REITs	1,392	175,782
	Prudential Financial, Inc.	Insurance	800	96,880
	Public Service Enterprise Group, Inc.	Multi-Utilities	640	57,094
	Public Storage	Specialized REITs	320	116,438
	QUALCOMM, Inc.	Semiconductors & Semiconductor Equipment	1,680	285,684
	Realty Income Corp.	Retail REITs	1,824	115,678
	Regency Centers Corp.	Retail REITs	352	25,425
32	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	Regions Financial Corp.	Banks	2,080	$ 48,526
	Rockwell Automation, Inc.	Electrical Equipment	256	68,726
	Royalty Pharma PLC, Class A	Pharmaceuticals	544	15,390
	RTX Corp.	Aerospace & Defense	560	67,850
	Salesforce, Inc.	Software	560	153,278
	Schlumberger NV	Energy Equipment & Services	496	20,807
	Seagate Technology Holdings PLC	Technology Hardware, Storage & Peripherals	416	45,564
[a]	ServiceNow, Inc.	Software	168	150,258
	Simon Property Group, Inc.	Retail REITs	656	110,877
	Sirius XM Holdings, Inc.	Media	147	3,477
	Skyworks Solutions, Inc.	Semiconductors & Semiconductor Equipment	368	36,347
	Smurfit WestRock PLC	Containers & Packaging	1,152	56,932
	Snap-on, Inc.	Machinery	112	32,448
[a]	Snowflake, Inc., Class A	IT Services	176	20,215
	Southern Co.	Electric Utilities	2,192	197,675
	Southern Copper Corp.	Metals & Mining	209	24,175
	Southwest Airlines Co.	Passenger Airlines	1,232	36,504
	Stanley Black & Decker, Inc.	Machinery	336	37,004
	Starbucks Corp.	Hotels, Restaurants & Leisure	1,120	109,189
	State Street Corp.	Capital Markets	672	59,452
	Stryker Corp.	Health Care Equipment & Supplies	16	5,780
	Sun Communities, Inc.	Residential REITs	256	34,598
[a]	Super Micro Computer, Inc.	Technology Hardware, Storage & Peripherals	64	26,650
[a]	Synopsys, Inc.	Software	80	40,511
	Sysco Corp.	Consumer Staples Distribution & Retail	832	64,946
	T. Rowe Price Group, Inc.	Capital Markets	464	50,544
	Target Corp.	Consumer Staples Distribution & Retail	672	104,738
	Teradyne, Inc.	Semiconductors & Semiconductor Equipment	80	10,714
[a]	Tesla, Inc.	Automobiles	1,664	435,352
	Texas Instruments, Inc.	Semiconductors & Semiconductor Equipment	1,520	313,986
	Tractor Supply Co.	Specialty Retail	48	13,965
[a]	Trade Desk, Inc., Class A	Media	192	21,053
	Trane Technologies PLC	Building Products	17	6,608
	Truist Financial Corp.	Banks	2,992	127,968
	Tyson Foods, Inc., Class A	Food Products	608	36,212
	U.S. Bancorp	Banks	3,456	158,043
[a]	Uber Technologies, Inc.	Ground Transportation	1,392	104,623
	UDR, Inc.	Residential REITs	624	28,292
	Union Pacific Corp.	Ground Transportation	464	114,367
	United Parcel Service, Inc., Class B	Air Freight & Logistics	1,536	209,418
	UnitedHealth Group, Inc.	Health Care Providers & Services	536	313,388
	Valero Energy Corp.	Oil, Gas & Consumable Fuels	208	28,086
	Ventas, Inc.	Health Care REITs	800	51,304
	Verizon Communications, Inc.	Diversified Telecommunication Services	6,736	302,514
	Vertiv Holdings Co., Class A	Electrical Equipment	528	52,531
	Viatris, Inc.	Pharmaceuticals	2,624	30,465
	VICI Properties, Inc.	Specialized REITs	2,160	71,950
	Visa, Inc., Class A	Financial Services	400	109,980
	Walgreens Boots Alliance, Inc.	Consumer Staples Distribution & Retail	1,619	14,506
	Walmart, Inc.	Consumer Staples Distribution & Retail	112	9,044
	Walt Disney Co.	Entertainment	416	40,015
	Watsco, Inc.	Trading Companies & Distributors	80	39,350
	WEC Energy Group, Inc.	Multi-Utilities	656	63,094
	Wells Fargo & Co.	Banks	2,064	116,595
	Welltower, Inc.	Health Care REITs	320	40,970
	Williams Cos., Inc.	Oil, Gas & Consumable Fuels	2,624	119,786
[a]	Workday, Inc., Class A	Software	80	19,553
franklintempleton.com	Semi-Annual Report	33

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Core Dividend Tilt Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	WP Carey, Inc.	Diversified REITs	448	$ 27,910
	Xcel Energy, Inc.	Electric Utilities	1,120	73,136
[a]	Zscaler, Inc.	Software	192	32,820
				35,333,072
	Total Common Stocks (Cost $30,820,426)			35,624,338
	Total Investments before Short-Term Investments (Cost $30,820,426)			35,624,338
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[d,e]	Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	Money Market Funds	10,885	10,885
	Total Short-Term Investments (Cost $10,885)			10,885
	Total Investments (Cost $30,831,311) 99.8%			35,635,223
	Other Assets, less Liabilities 0.2%			67,445
	Net Assets 100.0%			$ 35,702,668
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
[c]See Note 6 regarding investments in Russian securities.
[d]The rate shown is the annualized seven-day effective yield at period end.
[e]See Note 3(c) regarding investments in affiliated management investment companies.
At September 30, 2024, the Fund had the following futures contracts outstanding. See  Note 1(c).
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
S&P 500 E-Mini	Long	2	$ 58,143	12/20/24	$ 1,146

*As of period end.
See  Note 7 regarding other derivative information.
See Abbreviations on page 80.
34	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Franklin U.S. Large Cap Multifactor Index ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$53.27	$41.37	$44.86	$40.04	$27.61	$31.41
Income from investment operations[a]:
Net investment income[b]	0.34	0.69	0.82	0.77	0.72	0.76
Net realized and unrealized gains (losses)	4.89	11.89	(3.48)	4.89	12.49	(3.89)
Total from investment operations	5.23	12.58	(2.66)	5.66	13.21	(3.13)
Less distributions from net investment income	(0.32)	(0.68)	(0.83)	(0.84)	(0.78)	(0.67)
Net asset value, end of period	$58.18	$53.27	$41.37	$44.86	$40.04	$27.61
Total return[c]	9.84%	30.68%	(5.79)%	14.19%	48.22%	(10.27)%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.15%	0.15%	0.15%	0.15%	0.15%	0.18%
Expenses net of waiver and payments by affiliates	0.15%	0.15%	0.15%	0.15%	0.15%	0.18%
Net investment income	1.22%	1.50%	2.02%	1.77%	2.06%	2.32%
Supplemental data
Net assets, end of period (000’s)	$1,358,515	$1,283,815	$860,419	$966,737	$1,353,407	$1,311,583
Portfolio turnover rate[e]	27.63%[f]	56.10%[f]	51.95%[f]	68.37%[f]	25.05%[f]	19.44%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Ratios are annualized for periods less than one year.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash ("Cash creations").
[f]Portfolio turnover rate excluding cash creations was as follows:	27.63%	56.10%	51.95%	68.37%	25.05%	19.44%
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	35

Franklin Templeton ETF Trust
Schedule of Investments, September 30, 2024 (unaudited)
Franklin U.S. Large Cap Multifactor Index ETF
		Shares	Value
	Common Stocks 99.7%
	Communication Services 9.5%
	Alphabet, Inc., Class A	159,247	$ 26,411,115
	Alphabet, Inc., Class C	134,496	22,486,386
	AT&T, Inc.	638,389	14,044,558
	Fox Corp., Class A	32,223	1,364,000
	Fox Corp., Class B	34,558	1,340,850
	Meta Platforms, Inc., Class A	61,644	35,287,491
	Omnicom Group, Inc.	13,076	1,351,928
[a]	Spotify Technology SA	6,071	2,237,346
	T-Mobile U.S., Inc.	33,624	6,938,649
	Verizon Communications, Inc.	402,554	18,078,700
			129,541,023
	Consumer Discretionary 10.7%
[a]	Amazon.com, Inc.	198,942	37,068,863
	Best Buy Co., Inc.	17,746	1,833,162
	Booking Holdings, Inc.	3,244	13,664,117
	Carter’s, Inc.	20,081	1,304,863
[a]	Chipotle Mexican Grill, Inc.	132,628	7,642,025
[a]	Crocs, Inc.	9,340	1,352,525
[a]	Deckers Outdoor Corp.	17,279	2,755,137
	Dick’s Sporting Goods, Inc.	7,005	1,461,944
	Domino’s Pizza, Inc.	3,358	1,444,410
	DR Horton, Inc.	30,822	5,879,913
	eBay, Inc.	38,294	2,493,322
	Gap, Inc.	58,842	1,297,466
	Garmin Ltd.	16,345	2,877,210
	General Motors Co.	86,395	3,873,952
[a]	Grand Canyon Education, Inc.	9,340	1,324,879
	H&R Block, Inc.	21,015	1,335,503
	Hilton Worldwide Holdings, Inc.	18,213	4,198,096
	Lennar Corp., Class A	24,284	4,552,764
	Lennar Corp., Class B	7,939	1,372,971
	Macy’s, Inc.	84,994	1,333,556
	Murphy USA, Inc.	2,335	1,150,851
[a]	NVR, Inc.	320	3,139,776
	PulteGroup, Inc.	23,350	3,351,426
	Ralph Lauren Corp.	7,939	1,539,134
	Royal Caribbean Cruises Ltd.	9,807	1,739,370
[a]	Tesla, Inc.	45,766	11,973,759
	Texas Roadhouse, Inc.	7,939	1,402,027
	TJX Cos., Inc.	108,811	12,789,645
	Toll Brothers, Inc.	11,675	1,803,671
	Tractor Supply Co.	7,472	2,173,829
	Travel & Leisure Co.	29,888	1,377,239
	Williams-Sonoma, Inc.	15,878	2,459,820
	Wingstop, Inc.	3,269	1,360,166
			145,327,391
	Consumer Staples 6.0%
	Altria Group, Inc.	205,480	10,487,699
[a]	BJ’s Wholesale Club Holdings, Inc.	16,812	1,386,654
	Casey’s General Stores, Inc.	3,736	1,403,653
	Coca-Cola Consolidated, Inc.	934	1,229,518
	Colgate-Palmolive Co.	76,121	7,902,121
	Costco Wholesale Corp.	25,353	22,475,941
	Ingredion, Inc.	9,807	1,347,776
	Kellanova	16,345	1,319,205
36	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Large Cap Multifactor Index ETF (continued)
		Shares	Value
	Consumer Staples (continued)
	Kimberly-Clark Corp.	14,477	$ 2,059,788
	Philip Morris International, Inc.	74,253	9,014,314
[a]	Pilgrim’s Pride Corp.	28,487	1,311,826
	Walmart, Inc.	273,662	22,098,206
			82,036,701
	Energy 1.4%
	APA Corp.	46,700	1,142,282
	Civitas Resources, Inc.	21,949	1,112,156
	Devon Energy Corp.	29,888	1,169,218
	Diamondback Energy, Inc.	14,944	2,576,346
	DT Midstream, Inc.	16,812	1,322,432
	Exxon Mobil Corp.	71,918	8,430,228
	Texas Pacific Land Corp.	1,534	1,357,191
	Viper Energy, Inc.	28,020	1,263,982
			18,373,835
	Financials 8.3%
	Aflac, Inc.	28,020	3,132,636
[a]	Arch Capital Group Ltd.	36,426	4,075,341
	Axis Capital Holdings Ltd.	16,812	1,338,403
[a]	Berkshire Hathaway, Inc., Class B	31,756	14,616,017
	Chubb Ltd.	26,619	7,676,653
	Citigroup, Inc.	193,338	12,102,959
	Citizens Financial Group, Inc.	38,761	1,591,914
	Evercore, Inc., Class A	5,604	1,419,717
	Goldman Sachs Group, Inc.	14,010	6,936,491
	Hartford Financial Services Group, Inc.	22,416	2,636,346
	Janus Henderson Group PLC	35,492	1,351,180
	Jefferies Financial Group, Inc.	22,416	1,379,705
	JPMorgan Chase & Co.	68,649	14,475,328
	Lincoln National Corp.	41,563	1,309,650
	Mastercard, Inc., Class A	47,167	23,291,065
	MGIC Investment Corp.	52,304	1,338,982
	Moody’s Corp.	16,345	7,757,174
	Reinsurance Group of America, Inc.	6,538	1,424,434
	Rithm Capital Corp.	111,613	1,266,808
	Synchrony Financial	44,365	2,212,926
	Western Union Co.	109,278	1,303,687
			112,637,416
	Health Care 15.3%
	AbbVie, Inc.	109,278	21,580,219
	Amgen, Inc.	51,837	16,702,400
[a]	Boston Scientific Corp.	127,024	10,644,611
	Chemed Corp.	2,256	1,355,788
	Cigna Group	23,817	8,251,161
[a]	DaVita, Inc.	8,873	1,454,551
	Elevance Health, Inc.	9,667	5,026,840
	Eli Lilly & Co.	24,751	21,927,901
	Encompass Health Corp.	14,477	1,399,057
	HCA Healthcare, Inc.	20,081	8,161,521
[a]	Intuitive Surgical, Inc.	33,624	16,518,462
	Johnson & Johnson	137,298	22,250,514
[a]	Medpace Holdings, Inc.	3,736	1,247,077
	Merck & Co., Inc.	170,922	19,409,902
	Organon & Co.	59,776	1,143,515
	Quest Diagnostics, Inc.	8,406	1,305,032
[a]	Regeneron Pharmaceuticals, Inc.	10,677	11,224,089
franklintempleton.com	Semi-Annual Report	37

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Large Cap Multifactor Index ETF (continued)
		Shares	Value
	Health Care (continued)
	ResMed, Inc.	7,472	$ 1,824,065
	Stryker Corp.	33,157	11,978,298
[a]	Tenet Healthcare Corp.	10,274	1,707,539
[a]	United Therapeutics Corp.	4,203	1,506,145
	UnitedHealth Group, Inc.	12,142	7,099,185
	Universal Health Services, Inc., Class B	7,005	1,604,215
[a]	Vertex Pharmaceuticals, Inc.	27,086	12,597,157
			207,919,244
	Industrials 9.7%
	Acuity Brands, Inc.	5,137	1,414,678
	Allison Transmission Holdings, Inc.	14,477	1,390,805
	Armstrong World Industries, Inc.	10,741	1,411,690
[a]	CACI International, Inc., Class A	2,802	1,413,777
	Carlisle Cos., Inc.	4,670	2,100,332
	Caterpillar, Inc.	45,299	17,717,345
	CH Robinson Worldwide, Inc.	13,076	1,443,198
	Cintas Corp.	29,287	6,029,607
[a]	Clean Harbors, Inc.	5,604	1,354,543
	Comfort Systems USA, Inc.	3,736	1,458,348
	Cummins, Inc.	9,807	3,175,408
	Curtiss-Wright Corp.	4,203	1,381,484
	Delta Air Lines, Inc.	42,964	2,182,142
	EMCOR Group, Inc.	3,269	1,407,403
	Fastenal Co.	56,040	4,002,377
	General Dynamics Corp.	18,680	5,645,096
	Genpact Ltd.	34,091	1,336,708
	Howmet Aerospace, Inc.	29,421	2,949,455
[a]	Kirby Corp.	11,208	1,372,195
	Leidos Holdings, Inc.	14,010	2,283,630
	Lennox International, Inc.	3,269	1,975,424
	Lockheed Martin Corp.	10,277	6,007,523
	Masco Corp.	21,482	1,803,199
	MDU Resources Group, Inc.	51,370	1,408,052
	Owens Corning	8,873	1,566,262
	PACCAR, Inc.	54,172	5,345,693
	Parker-Hannifin Corp.	10,274	6,491,319
	Republic Services, Inc.	20,081	4,033,068
	Rollins, Inc.	26,619	1,346,389
	RTX Corp.	57,441	6,959,551
	Ryder System, Inc.	9,340	1,361,772
	SS&C Technologies Holdings, Inc.	17,746	1,316,931
	Trane Technologies PLC	21,949	8,532,235
	United Rentals, Inc.	6,345	5,137,737
	Waste Management, Inc.	41,563	8,628,479
	Watsco, Inc.	3,269	1,607,956
	Westinghouse Air Brake Technologies Corp.	12,142	2,207,051
	WW Grainger, Inc.	4,359	4,528,173
			131,727,035
	Information Technology 33.6%
	Amphenol Corp., Class A	119,085	7,759,579
	Analog Devices, Inc.	21,015	4,837,023
	Apple, Inc.	420,767	98,038,711
	Applied Materials, Inc.	76,588	15,474,605
[a]	AppLovin Corp., Class A	19,614	2,560,608
[a]	Arista Networks, Inc.	28,487	10,933,880
	Avnet, Inc.	24,284	1,318,864
	Broadcom, Inc.	146,600	25,288,500
38	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Large Cap Multifactor Index ETF (continued)
		Shares	Value
	Information Technology (continued)
[a]	Cirrus Logic, Inc.	9,340	$ 1,160,121
	Cognizant Technology Solutions Corp., Class A	42,964	3,315,962
	Corning, Inc.	57,441	2,593,461
	Dell Technologies, Inc., Class C	19,147	2,269,685
[a]	Fair Isaac Corp.	1,031	2,003,769
	Hewlett Packard Enterprise Co.	133,562	2,732,679
	HP, Inc.	105,075	3,769,040
	International Business Machines Corp.	86,395	19,100,207
	Juniper Networks, Inc.	34,091	1,328,867
	KLA Corp.	14,944	11,572,783
	Lam Research Corp.	12,953	10,570,684
	Microchip Technology, Inc.	47,634	3,824,534
	Microsoft Corp.	196,607	84,599,992
	Monolithic Power Systems, Inc.	2,106	1,946,997
	Motorola Solutions, Inc.	15,878	7,139,225
	NetApp, Inc.	24,751	3,056,996
	NVIDIA Corp.	656,135	79,681,034
	Oracle Corp.	65,380	11,140,752
	QUALCOMM, Inc.	101,339	17,232,697
	Skyworks Solutions, Inc.	15,411	1,522,145
	TD SYNNEX Corp.	10,741	1,289,779
	Teradyne, Inc.	11,208	1,501,087
	Texas Instruments, Inc.	82,192	16,978,402
			456,542,668
	Materials 1.6%
	Amcor PLC	115,816	1,312,195
	CF Industries Holdings, Inc.	17,746	1,522,607
	CRH PLC	47,634	4,417,577
	Eastman Chemical Co.	12,609	1,411,578
	Graphic Packaging Holding Co.	44,365	1,312,760
	International Paper Co.	31,289	1,528,468
	LyondellBasell Industries NV, Class A	25,685	2,463,192
	NewMarket Corp.	2,335	1,288,663
	Packaging Corp. of America	8,406	1,810,652
	Royal Gold, Inc.	9,340	1,310,402
	Southern Copper Corp.	13,076	1,512,501
	Steel Dynamics, Inc.	15,878	2,001,898
			21,892,493
	Real Estate 2.6%
	Agree Realty Corp.	18,213	1,371,985
	AvalonBay Communities, Inc.	6,071	1,367,493
	Cousins Properties, Inc.	46,700	1,376,716
	EPR Properties	28,020	1,374,101
	Essex Property Trust, Inc.	5,137	1,517,573
	Extra Space Storage, Inc.	8,873	1,598,826
	Gaming & Leisure Properties, Inc.	25,685	1,321,493
	Highwoods Properties, Inc.	41,563	1,392,776
	Iron Mountain, Inc.	21,482	2,552,706
	Kilroy Realty Corp.	36,893	1,427,759
	Lamar Advertising Co., Class A	10,741	1,434,998
	NNN REIT, Inc.	28,487	1,381,335
	Omega Healthcare Investors, Inc.	33,624	1,368,497
	Park Hotels & Resorts, Inc.	87,329	1,231,339
	Public Storage	14,944	5,437,673
	Realty Income Corp.	36,893	2,339,754
	Simon Property Group, Inc.	35,025	5,919,925
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Large Cap Multifactor Index ETF (continued)
		Shares	Value
	Real Estate (continued)
	VICI Properties, Inc.	44,365	$ 1,477,798
			35,892,747
	Utilities 1.0%
	Entergy Corp.	14,477	1,905,318
	National Fuel Gas Co.	22,416	1,358,634
	NRG Energy, Inc.	17,279	1,574,117
	Public Service Enterprise Group, Inc.	34,091	3,041,258
	Southern Co.	45,299	4,085,064
	UGI Corp.	53,705	1,343,699
			13,308,090
	Total Common Stocks (Cost $1,041,074,802)		1,355,198,643
	Total Investments before Short-Term Investments (Cost $1,041,074,802)		1,355,198,643
	Short-Term Investments 0.2%
	Money Market Funds 0.2%
[b,c]	Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	2,544,648	2,544,648
	Total Short-Term Investments (Cost $2,544,648)		2,544,648
	Total Investments (Cost $1,043,619,450) 99.9%		1,357,743,291
	Other Assets, less Liabilities 0.1%		771,348
	Net Assets 100.0%		$ 1,358,514,639
[a]Non-income producing.
[b]The rate shown is the annualized seven-day effective yield at period end.
[c]See Note 3(c) regarding investments in affiliated management investment companies.
At September 30, 2024, the Fund had the following futures contracts outstanding. See  Note 1(c).
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
S&P 500 E-Mini	Long	9	$ 2,616,413	12/20/24	$ 42,846

*As of period end.
See  Note 7 regarding other derivative information.
See Abbreviations on page 80.
40	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Franklin U.S. Mid Cap Multifactor Index ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$53.45	$43.31	$44.90	$40.84	$24.94	$30.32
Income from investment operations[a]:
Net investment income[b]	0.42	0.80	0.71	0.54	0.45	0.50
Net realized and unrealized gains (losses)	2.11	9.95	(1.73)	4.03	15.86	(5.41)
Total from investment operations	2.53	10.75	(1.02)	4.57	16.31	(4.91)
Less distributions from net investment income	(0.37)	(0.61)	(0.57)	(0.51)	(0.41)	(0.47)
Net asset value, end of period	$55.61	$53.45	$43.31	$44.90	$40.84	$24.94
Total return[c]	4.77%	25.04%	(2.17)%	11.18%	65.69%	(16.50)%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Expenses net of waiver and payments by affiliates	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	1.60%	1.74%	1.69%	1.21%	1.30%	1.60%
Supplemental data
Net assets, end of period (000’s)	$1,037,146	$611,988	$166,748	$62,855	$36,759	$13,718
Portfolio turnover rate[e]	12.12%[f]	19.41%[f]	24.07%[f]	22.76%[f]	25.02%[f]	24.20%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Ratios are annualized for periods less than one year.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash ("Cash creations").
[f]Portfolio turnover rate excluding cash creations was as follows:	12.12%	19.41%	24.07%	22.76%	25.02%	24.20%
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	41

Franklin Templeton ETF Trust
Schedule of Investments, September 30, 2024 (unaudited)
Franklin U.S. Mid Cap Multifactor Index ETF
		Shares	Value
	Common Stocks 99.9%
	Communication Services 2.0%
	Electronic Arts, Inc.	72,362	$ 10,379,605
	Fox Corp., Class A	42,149	1,784,167
	Omnicom Group, Inc.	82,806	8,561,312
	Playtika Holding Corp.	25,737	203,837
	Sirius XM Holdings, Inc.	11,190	264,644
			21,193,565
	Consumer Discretionary 19.2%
[a]	AutoNation, Inc.	12,309	2,202,326
	Bath & Body Works, Inc.	86,163	2,750,323
	Best Buy Co., Inc.	101,083	10,441,874
	Brunswick Corp.	26,483	2,219,805
	Carter’s, Inc.	16,412	1,066,452
[b]	Choice Hotels International, Inc.	11,190	1,458,057
	Columbia Sportswear Co.	13,428	1,117,075
[a]	Crocs, Inc.	20,515	2,970,777
[a]	Deckers Outdoor Corp.	52,869	8,429,962
	Dick’s Sporting Goods, Inc.	25,364	5,293,467
	Dillard’s, Inc., Class A	746	286,233
	DR Horton, Inc.	65,275	12,452,512
	eBay, Inc.	156,660	10,200,133
[a]	Expedia Group, Inc.	22,007	3,257,476
	Gap, Inc.	35,808	789,566
	Garmin Ltd.	58,934	10,374,152
	Genuine Parts Co.	54,831	7,658,794
[a]	Grand Canyon Education, Inc.	9,698	1,375,661
	H&R Block, Inc.	63,783	4,053,410
	Kohl’s Corp.	42,522	897,214
	LKQ Corp.	99,591	3,975,673
	Macy’s, Inc.	120,479	1,890,315
	Murphy USA, Inc.	7,460	3,676,810
	Nordstrom, Inc.	45,879	1,031,819
[a]	NVR, Inc.	927	9,095,539
	Penske Automotive Group, Inc.	7,460	1,211,653
	Polaris, Inc.	22,380	1,862,911
	Pool Corp.	14,547	5,481,310
	PulteGroup, Inc.	80,941	11,617,462
	Ralph Lauren Corp.	17,158	3,326,421
[a]	Skechers USA, Inc., Class A	52,593	3,519,524
	Tapestry, Inc.	112,273	5,274,586
	Tempur Sealy International, Inc.	73,481	4,012,063
	Texas Roadhouse, Inc.	27,602	4,874,513
	Toll Brothers, Inc.	26,856	4,148,983
	Tractor Supply Co.	33,570	9,766,520
[a]	Ulta Beauty, Inc.	20,888	8,127,939
	VF Corp.	126,074	2,515,176
	Wendy’s Co.	34,316	601,216
	Williams-Sonoma, Inc.	64,156	9,939,047
	Wingstop, Inc.	9,325	3,879,946
	Yum! Brands, Inc.	70,124	9,797,024
			198,921,719
	Consumer Staples 6.9%
	Albertsons Cos., Inc., Class A	199,555	3,687,776
[a]	BJ’s Wholesale Club Holdings, Inc.	55,577	4,583,991
	Casey’s General Stores, Inc.	13,055	4,904,894
	Church & Dwight Co., Inc.	85,044	8,905,808
42	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Mid Cap Multifactor Index ETF (continued)
		Shares	Value
	Consumer Staples (continued)
	Clorox Co.	47,744	$ 7,777,975
	Coca-Cola Consolidated, Inc.	1,119	1,473,052
	Dollar General Corp.	41,030	3,469,907
	Flowers Foods, Inc.	87,655	2,022,201
	Hershey Co.	32,451	6,223,453
	Kellanova	48,863	3,943,733
	Kroger Co.	184,262	10,558,212
	Lamb Weston Holdings, Inc.	47,744	3,090,946
	Sysco Corp.	119,360	9,317,242
	Walgreens Boots Alliance, Inc.	201,420	1,804,723
			71,763,913
	Energy 4.7%
	Antero Midstream Corp.	148,081	2,228,619
	APA Corp.	129,804	3,175,006
	Cheniere Energy, Inc.	46,998	8,452,120
	Chord Energy Corp.	12,682	1,651,577
	Civitas Resources, Inc.	19,769	1,001,695
	Devon Energy Corp.	196,571	7,689,858
	Diamondback Energy, Inc.	48,117	8,295,371
	DT Midstream, Inc.	18,650	1,467,009
	HF Sinclair Corp.	57,069	2,543,565
	Ovintiv, Inc.	107,051	4,101,124
	Texas Pacific Land Corp.	7,833	6,930,169
	Viper Energy, Inc.	16,412	740,345
			48,276,458
	Financials 11.8%
	Affiliated Managers Group, Inc.	14,174	2,520,137
	Allstate Corp.	57,442	10,893,875
	Ally Financial, Inc.	102,202	3,637,369
[a]	Arch Capital Group Ltd.	66,021	7,386,430
	Assured Guaranty Ltd.	19,396	1,542,370
	Cincinnati Financial Corp.	61,918	8,428,278
	CNA Financial Corp.	8,952	438,111
	Columbia Banking System, Inc.	40,284	1,051,815
	Everest Group Ltd.	16,412	6,430,714
	Globe Life, Inc.	40,284	4,266,478
	Hartford Financial Services Group, Inc.	93,250	10,967,133
	Invesco Ltd.	68,259	1,198,628
	Janus Henderson Group PLC	49,609	1,888,615
	Kinsale Capital Group, Inc.	7,833	3,646,810
	MGIC Investment Corp.	137,637	3,523,507
	MSCI, Inc.	19,396	11,306,510
	Old Republic International Corp.	85,417	3,025,470
	OneMain Holdings, Inc.	38,792	1,825,939
	Prosperity Bancshares, Inc.	34,316	2,473,154
	Regions Financial Corp.	331,597	7,736,158
	Rithm Capital Corp.	163,747	1,858,529
	SEI Investments Co.	47,744	3,303,407
	Synchrony Financial	182,397	9,097,962
	T. Rowe Price Group, Inc.	66,021	7,191,668
	Unum Group	69,005	4,101,657
	Western Union Co.	187,992	2,242,745
			121,983,469
	Health Care 10.2%
[a]	Acadia Healthcare Co., Inc.	36,927	2,341,541
	Cencora, Inc.	32,451	7,304,071
franklintempleton.com	Semi-Annual Report	43

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Mid Cap Multifactor Index ETF (continued)
		Shares	Value
	Health Care (continued)
	Chemed Corp.	5,222	$ 3,138,265
[a]	DaVita, Inc.	14,920	2,445,836
	Encompass Health Corp.	51,474	4,974,447
[a]	IDEXX Laboratories, Inc.	19,396	9,799,247
[a]	Incyte Corp.	83,925	5,547,443
[a]	Mettler-Toledo International, Inc.	6,864	10,293,941
[a]	Neurocrine Biosciences, Inc.	46,252	5,329,156
	Organon & Co.	116,749	2,233,408
	ResMed, Inc.	46,625	11,382,095
	Royalty Pharma PLC, Class A	161,509	4,569,090
[a]	Solventum Corp.	25,364	1,768,378
[a]	Tenet Healthcare Corp.	40,657	6,757,193
[a]	United Therapeutics Corp.	18,277	6,549,563
	Universal Health Services, Inc., Class B	25,737	5,894,030
	Viatris, Inc.	458,790	5,326,552
[a]	Waters Corp.	27,975	10,067,923
			105,722,179
	Industrials 23.1%
	Acuity Brands, Inc.	5,595	1,540,807
	Allegion PLC	34,316	5,001,214
	Allison Transmission Holdings, Inc.	41,776	4,013,420
	Armstrong World Industries, Inc.	7,833	1,029,491
	Booz Allen Hamilton Holding Corp.	63,410	10,320,612
[a]	Builders FirstSource, Inc.	50,355	9,761,820
[a]	CACI International, Inc., Class A	6,341	3,199,415
	CH Robinson Worldwide, Inc.	44,760	4,940,161
	Concentrix Corp.	8,579	439,674
	Cummins, Inc.	24,245	7,850,289
	Curtiss-Wright Corp.	13,801	4,536,251
	Delta Air Lines, Inc.	182,397	9,263,944
	Donaldson Co., Inc.	49,609	3,656,183
	Dover Corp.	52,220	10,012,663
	Expeditors International of Washington, Inc.	58,934	7,743,928
	Fastenal Co.	146,216	10,442,747
	Ferguson Enterprises, Inc.	46,998	9,332,393
	Genpact Ltd.	68,259	2,676,435
	Graco, Inc.	61,545	5,385,803
	Landstar System, Inc.	13,428	2,536,146
	Leidos Holdings, Inc.	24,618	4,012,734
	Lennox International, Inc.	14,174	8,565,206
	Lincoln Electric Holdings, Inc.	23,499	4,512,278
	ManpowerGroup, Inc.	18,650	1,371,148
	Masco Corp.	80,195	6,731,568
	MSC Industrial Direct Co., Inc., Class A	22,007	1,893,922
	Nordson Corp.	20,142	5,289,893
	Old Dominion Freight Line, Inc.	54,831	10,891,630
	Otis Worldwide Corp.	97,353	10,118,871
	Paychex, Inc.	80,195	10,761,367
	Paycom Software, Inc.	19,396	3,230,792
	Robert Half, Inc.	42,522	2,866,408
	Rollins, Inc.	115,630	5,848,565
	Ryder System, Inc.	16,412	2,392,870
[a]	Saia, Inc.	8,579	3,751,254
	Schneider National, Inc., Class B	21,634	617,434
	Snap-on, Inc.	22,380	6,483,710
	Toro Co.	38,419	3,332,080
[a]	United Airlines Holdings, Inc.	63,410	3,618,175
	Veralto Corp.	49,982	5,590,987
44	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Mid Cap Multifactor Index ETF (continued)
		Shares	Value
	Industrials (continued)
	Verisk Analytics, Inc.	25,737	$ 6,896,486
	Watsco, Inc.	13,304	6,543,971
	WW Grainger, Inc.	10,444	10,849,332
			239,854,077
	Information Technology 12.3%
	Amdocs Ltd.	43,268	3,785,085
[a]	Appfolio, Inc., Class A	4,103	965,846
	Avnet, Inc.	23,499	1,276,231
	CDW Corp.	43,268	9,791,548
[a]	Cirrus Logic, Inc.	17,531	2,177,526
	Dolby Laboratories, Inc., Class A	23,499	1,798,379
[a]	F5, Inc.	22,007	4,845,941
[a]	Fair Isaac Corp.	7,472	14,521,981
[a]	Gartner, Inc.	22,753	11,530,310
	Gen Digital, Inc.	205,523	5,637,496
[a]	GoDaddy, Inc., Class A	50,728	7,953,136
	Hewlett Packard Enterprise Co.	454,687	9,302,896
	HP, Inc.	264,457	9,486,073
	Jabil, Inc.	36,927	4,424,962
	Juniper Networks, Inc.	123,090	4,798,048
[a]	Manhattan Associates, Inc.	29,467	8,291,425
	NetApp, Inc.	80,195	9,904,884
	Teradyne, Inc.	54,085	7,243,604
[a]	VeriSign, Inc.	39,165	7,439,783
	Vontier Corp.	66,767	2,252,719
			127,427,873
	Materials 4.6%
	Avery Dennison Corp.	32,824	7,246,226
	CF Industries Holdings, Inc.	73,108	6,272,666
	LyondellBasell Industries NV, Class A	90,639	8,692,280
	NewMarket Corp.	2,238	1,235,130
	Reliance, Inc.	23,872	6,904,021
	RPM International, Inc.	46,625	5,641,625
	Sealed Air Corp.	60,799	2,207,004
	Sonoco Products Co.	37,673	2,058,076
	Steel Dynamics, Inc.	56,696	7,148,232
			47,405,260
	Real Estate 4.0%
	AvalonBay Communities, Inc.	49,982	11,258,445
	BXP, Inc.	49,609	3,991,540
	Camden Property Trust	38,792	4,791,976
	Cousins Properties, Inc.	26,856	791,715
	EastGroup Properties, Inc.	14,547	2,717,671
	Equity LifeStyle Properties, Inc.	61,545	4,390,620
	Highwoods Properties, Inc.	47,371	1,587,402
	Kilroy Realty Corp.	37,300	1,443,510
	Lamar Advertising Co., Class A	15,666	2,092,978
	NNN REIT, Inc.	69,378	3,364,139
	STAG Industrial, Inc.	57,442	2,245,408
	WP Carey, Inc.	42,149	2,625,883
			41,301,287
franklintempleton.com	Semi-Annual Report	45

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Mid Cap Multifactor Index ETF (continued)
		Shares	Value
	Utilities 1.1%
	American Water Works Co., Inc.	66,021	$ 9,654,911
	National Fuel Gas Co.	33,197	2,012,070
			11,666,981
	Total Common Stocks (Cost $918,307,063)		1,035,516,781
	Total Investments before Short-Term Investments (Cost $918,307,063)		1,035,516,781
	Short-Term Investments 0.1%
	Investments from Cash Collateral Received for Loaned Securities 0.1%
	Money Market Funds 0.1%
[c,d]	Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	718,150	718,150
	Money Market Funds 0.0%†
[c,d]	Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	585,404	585,404
	Total Short-Term Investments (Cost $1,303,554)		1,303,554
	Total Investments (Cost $919,610,617) 100.0%		1,036,820,335
	Other Assets, less Liabilities 0.0%†		325,896
	Net Assets 100.0%		$ 1,037,146,231
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]A portion or all of the security is on loan at September 30, 2024. See Note 1(d).
[c]The rate shown is the annualized seven-day effective yield at period end.
[d]See Note 3(c) regarding investments in affiliated management investment companies.
At September 30, 2024, the Fund had the following futures contracts outstanding. See  Note 1(c).
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
S&P MidCap 400 E-Mini	Long	3	$ 944,580	12/20/24	$ 18,204

*As of period end.
See  Note 7 regarding other derivative information.
See Abbreviations on page 80.
46	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Franklin U.S. Small Cap Multifactor Index ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$40.57	$34.10	$36.16	$36.53	$20.48	$27.66
Income from investment operations[a]:
Net investment income[b]	0.30	0.55	0.54	0.38	0.28	0.39
Net realized and unrealized gains (losses)	1.78	6.41	(2.10)	(0.36)	16.15	(7.15)
Total from investment operations	2.08	6.96	(1.56)	0.02	16.43	(6.76)
Less distributions from net investment income	(0.32)	(0.49)	(0.50)	(0.39)	(0.38)	(0.42)
Net asset value, end of period	$42.33	$40.57	$34.10	$36.16	$36.53	$20.48
Total return[c]	5.16%	20.59%	(4.21)%	0.02%	80.74%	(24.83)%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Expenses net of waiver and payments by affiliates	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.52%	1.53%	1.60%	1.00%	0.99%	1.41%
Supplemental data
Net assets, end of period (000’s)	$42,329	$36,510	$17,048	$16,273	$14,613	$13,310
Portfolio turnover rate[e]	11.53%[f]	23.57%[f]	28.79%[f]	27.64%[f]	34.77%[f]	23.83%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Ratios are annualized for periods less than one year.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash ("Cash creations").
[f]Portfolio turnover rate excluding cash creations was as follows:	11.53%	23.57%	28.79%	27.64%	34.77%	23.83%
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	47

Franklin Templeton ETF Trust
Schedule of Investments, September 30, 2024 (unaudited)
Franklin U.S. Small Cap Multifactor Index ETF
		Shares	Value
	Common Stocks 99.9%
	Communication Services 2.4%
[a]	AMC Networks, Inc., Class A	1,740	$ 15,121
[a]	Cargurus, Inc.	4,260	127,928
[a]	EverQuote, Inc., Class A	720	15,185
[a]	Gambling.com Group Ltd.	540	5,411
[a]	Ibotta, Inc., Class A	220	13,554
	IDT Corp., Class B	900	34,353
	John Wiley & Sons, Inc., Class A	2,400	115,800
[a]	Liberty Latin America Ltd., Class A	2,000	19,160
[a]	Liberty Latin America Ltd., Class C	3,980	37,770
[a]	Playstudios, Inc.	4,720	7,127
	Scholastic Corp.	1,460	46,735
	Shutterstock, Inc.	1,460	51,640
	Spok Holdings, Inc.	1,020	15,361
	TEGNA, Inc.	10,980	173,264
	Telephone & Data Systems, Inc.	6,260	145,545
[a]	Yelp, Inc.	4,320	151,546
[a]	ZipRecruiter, Inc., Class A	4,340	41,230
			1,016,730
	Consumer Discretionary 15.5%
[a]	1-800- Flowers.com, Inc., Class A	1,400	11,102
[a]	Abercrombie & Fitch Co., Class A	2,320	324,568
	Academy Sports & Outdoors, Inc.	4,200	245,112
	Acushnet Holdings Corp.	2,180	138,975
[a]	Adtalem Global Education, Inc.	2,060	155,489
	American Eagle Outfitters, Inc.	10,220	228,826
[a]	American Public Education, Inc.	440	6,490
	Bloomin’ Brands, Inc.	6,480	107,114
	Buckle, Inc.	2,180	95,855
	Build-A-Bear Workshop, Inc.	860	29,558
	Caleres, Inc.	2,220	73,371
	Camping World Holdings, Inc., Class A	2,280	55,222
	Cheesecake Factory, Inc.	3,700	150,035
[a]	Chuy’s Holdings, Inc.	1,160	43,384
	Cracker Barrel Old Country Store, Inc.	1,720	78,002
	Designer Brands, Inc., Class A	2,040	15,055
[a]	Destination XL Group, Inc.	3,280	9,643
[a]	Dorman Products, Inc.	740	83,709
	Escalade, Inc.	520	7,316
	Ethan Allen Interiors, Inc.	1,600	51,024
[a]	Figs, Inc., Class A	8,340	57,046
	Flexsteel Industries, Inc.	140	6,201
	Foot Locker, Inc.	4,520	116,797
[a]	Frontdoor, Inc.	4,520	216,915
[a]	Genesco, Inc.	680	18,476
[a]	G-III Apparel Group Ltd.	2,320	70,806
	Group 1 Automotive, Inc.	780	298,771
	Hamilton Beach Brands Holding Co., Class A	260	7,912
	Haverty Furniture Cos., Inc.	1,080	29,668
[a]	Helen of Troy Ltd.	1,240	76,694
	Hooker Furnishings Corp.	520	9,402
	Installed Building Products, Inc.	1,460	359,554
	J Jill, Inc.	260	6,414
	Jack in the Box, Inc.	960	44,678
[a]	JAKKS Pacific, Inc.	400	10,208
	Johnson Outdoors, Inc., Class A	280	10,136
	Kontoor Brands, Inc.	4,000	327,120
48	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Small Cap Multifactor Index ETF (continued)
		Shares	Value
	Consumer Discretionary (continued)
	La-Z-Boy, Inc.	2,760	$ 118,487
	LCI Industries	1,320	159,113
	Lifetime Brands, Inc.	400	2,616
[a]	Lincoln Educational Services Corp.	1,400	16,716
[a]	Lovesac Co.	780	22,347
[a]	M/I Homes, Inc.	1,240	212,486
	Marine Products Corp.	540	5,233
[a]	MasterCraft Boat Holdings, Inc.	960	17,482
[a]	Mister Car Wash, Inc.	2,740	17,837
	Monarch Casino & Resort, Inc.	840	66,587
	Monro, Inc.	1,720	49,639
	Movado Group, Inc.	1,040	19,344
	Nathan’s Famous, Inc.	160	12,944
[a]	ODP Corp.	2,200	65,450
[a]	ONE Group Hospitality, Inc.	1,320	4,858
	Oxford Industries, Inc.	1,020	88,495
	Papa John’s International, Inc.	1,920	103,430
	Patrick Industries, Inc.	1,160	165,149
	Perdoceo Education Corp.	4,940	109,865
[a]	Portillo’s, Inc., Class A	2,720	36,638
[a]	Potbelly Corp.	1,380	11,509
[a]	RealReal, Inc.	2,680	8,415
[a]	Revolve Group, Inc.	2,540	62,941
	Rocky Brands, Inc.	400	12,744
[a]	Sally Beauty Holdings, Inc.	7,740	105,032
[a]	Savers Value Village, Inc.	640	6,733
	Shoe Carnival, Inc.	1,020	44,727
	Signet Jewelers Ltd.	2,620	270,227
[a]	Sleep Number Corp.	600	10,992
	Smith & Wesson Brands, Inc.	2,540	32,969
	Sonic Automotive, Inc., Class A	900	52,632
[a]	Sonos, Inc.	6,580	80,868
	Standard Motor Products, Inc.	1,360	45,152
	Steven Madden Ltd.	4,760	233,192
	Strategic Education, Inc.	1,380	127,719
[a]	Stride, Inc.	2,700	230,337
	Sturm Ruger & Co., Inc.	980	40,846
	Superior Group of Cos., Inc.	420	6,506
[a]	Target Hospitality Corp.	1,580	12,292
[a]	Tile Shop Holdings, Inc.	1,900	12,521
[a]	Torrid Holdings, Inc.	620	2,437
[a]	Universal Technical Institute, Inc.	2,260	36,748
	Upbound Group, Inc.	3,480	111,325
[a]	Vera Bradley, Inc.	1,160	6,334
	Weyco Group, Inc.	380	12,935
	Wolverine World Wide, Inc.	4,300	74,906
[a]	XPEL, Inc.	1,280	55,514
			6,579,917
	Consumer Staples 6.7%
	Cal-Maine Foods, Inc.	2,460	184,107
[a]	Central Garden & Pet Co.	580	21,153
[a]	Central Garden & Pet Co., Class A	3,140	98,596
	Edgewell Personal Care Co.	2,600	94,484
	Energizer Holdings, Inc.	3,280	104,173
	Ingles Markets, Inc., Class A	900	67,140
	Inter Parfums, Inc.	1,280	165,734
	J&J Snack Foods Corp.	760	130,811
	John B Sanfilippo & Son, Inc.	540	50,927
franklintempleton.com	Semi-Annual Report	49

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Small Cap Multifactor Index ETF (continued)
		Shares	Value
	Consumer Staples (continued)
	Lancaster Colony Corp.	1,060	$ 187,164
[a]	Lifeway Foods, Inc.	140	3,629
[a]	Mama’s Creations, Inc.	1,060	7,738
[a]	Medifast, Inc.	700	13,398
	National Beverage Corp.	1,580	74,165
	Natural Grocers by Vitamin Cottage, Inc., Class C	600	17,814
[a]	Nature’s Sunshine Products, Inc.	680	9,262
	Nu Skin Enterprises, Inc., Class A	3,500	25,795
	Oil-Dri Corp. of America	260	17,937
	PriceSmart, Inc.	1,500	137,670
	Primo Water Corp.	4,700	118,675
	SpartanNash Co.	2,380	53,336
[a]	Sprouts Farmers Market, Inc.	5,100	563,091
	Turning Point Brands, Inc.	480	20,712
[a]	United Natural Foods, Inc.	2,940	49,451
	Universal Corp.	1,460	77,541
[a]	USANA Health Sciences, Inc.	720	27,302
	Vector Group Ltd.	8,760	130,699
	Village Super Market, Inc., Class A	680	21,617
[a]	Vita Coco Co., Inc.	1,100	31,141
[a]	Vital Farms, Inc.	960	33,667
	WD-40 Co.	900	232,092
	Weis Markets, Inc.	1,120	77,202
			2,848,223
	Energy 5.0%
	Archrock, Inc.	6,360	128,726
	Ardmore Shipping Corp.	2,180	39,458
	Atlas Energy Solutions, Inc.	1,960	42,728
	California Resources Corp.	4,100	215,127
	CONSOL Energy, Inc.	2,040	213,486
	Crescent Energy Co., Class A	3,840	42,048
	CVR Energy, Inc.	1,640	37,769
	DHT Holdings, Inc.	4,000	44,120
	Dorian LPG Ltd.	980	33,732
[a]	Drilling Tools International Corp.	280	1,044
	Evolution Petroleum Corp.	1,720	9,133
	Granite Ridge Resources, Inc.	2,300	13,662
[a]	Gulfport Energy Corp.	580	87,783
	International Seaways, Inc.	1,980	102,089
	Kodiak Gas Services, Inc.	600	17,400
	Magnolia Oil & Gas Corp., Class A	9,300	227,106
	Nordic American Tankers Ltd.	5,720	20,992
	Northern Oil & Gas, Inc.	4,740	167,844
	PBF Energy, Inc., Class A	4,660	144,227
	Peabody Energy Corp.	6,060	160,832
	Riley Exploration Permian, Inc.	540	14,305
	Scorpio Tankers, Inc.	2,320	165,416
	SFL Corp. Ltd.	6,940	80,296
	Teekay Tankers Ltd., Class A	1,060	61,745
	VAALCO Energy, Inc.	5,840	33,522
			2,104,590
	Financials 11.1%
	1st Source Corp.	1,040	62,275
	Artisan Partners Asset Management, Inc., Class A	1,860	80,575
	Associated Banc-Corp.	8,100	174,474
	Banco Latinoamericano de Comercio Exterior SA, Class E	1,580	51,334
	Bank of Marin Bancorp	740	14,867
50	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Small Cap Multifactor Index ETF (continued)
		Shares	Value
	Financials (continued)
	Bank7 Corp.	120	$ 4,496
	Blackstone Mortgage Trust, Inc., Class A	10,380	197,324
	Brookline Bancorp, Inc.	5,140	51,863
	Cass Information Systems, Inc.	700	29,036
	Central Pacific Financial Corp.	800	23,608
	Chemung Financial Corp.	180	8,644
	Chicago Atlantic Real Estate Finance, Inc.	460	7,135
	Citizens & Northern Corp.	460	9,057
	City Holding Co.	760	89,217
	Claros Mortgage Trust, Inc.	2,380	17,826
	CNO Financial Group, Inc.	3,180	111,618
[a]	Consumer Portfolio Services, Inc.	480	4,502
[a]	CrossFirst Bankshares, Inc.	1,360	22,698
	CVB Financial Corp.	6,560	116,899
[a]	Donnelley Financial Solutions, Inc.	1,380	90,846
	Eagle Bancorp, Inc.	1,540	34,773
	Enact Holdings, Inc.	1,900	69,027
[a]	Enova International, Inc.	1,300	108,927
	ESSA Bancorp, Inc.	480	9,226
	Essent Group Ltd.	6,140	394,741
	Farmers National Banc Corp.	1,780	26,914
	First Business Financial Services, Inc.	440	20,060
	First Community Bankshares, Inc.	480	20,712
	First of Long Island Corp.	1,320	16,988
	FirstCash Holdings, Inc.	1,700	195,160
	Flushing Financial Corp.	1,380	20,120
	GCM Grosvenor, Inc., Class A	1,140	12,905
[a]	Genworth Financial, Inc., Class A	23,920	163,852
	German American Bancorp, Inc.	1,640	63,550
	Granite Point Mortgage Trust, Inc.	1,820	5,769
	Guaranty Bancshares, Inc.	480	16,502
[a]	Hamilton Insurance Group Ltd., Class B	520	10,057
	Heritage Commerce Corp.	1,900	18,772
	Home Bancorp, Inc.	340	15,157
	Home BancShares, Inc.	9,120	247,061
	Hope Bancorp, Inc.	5,980	75,109
[a]	International Money Express, Inc.	2,380	44,006
	Jackson Financial, Inc., Class A	4,260	388,640
	Kearny Financial Corp.	1,500	10,305
	KKR Real Estate Finance Trust, Inc.	2,900	35,815
	Mercury General Corp.	1,440	90,691
	NBT Bancorp, Inc.	2,580	114,114
[a]	NerdWallet, Inc., Class A	2,100	26,691
	Nexpoint Real Estate Finance, Inc.	400	6,252
[a]	NMI Holdings, Inc., Class A	4,560	187,827
	Northeast Community Bancorp, Inc.	640	16,928
	Northfield Bancorp, Inc.	2,300	26,680
	Northwest Bancshares, Inc.	6,800	90,984
	OceanFirst Financial Corp.	3,060	56,885
	Park National Corp.	400	67,192
	Parke Bancorp, Inc.	600	12,540
	Peoples Bancorp, Inc.	1,900	57,171
	Peoples Financial Services Corp.	380	17,814
	PJT Partners, Inc., Class A	660	88,004
	Preferred Bank	640	51,360
	Regional Management Corp.	520	17,009
	Selective Insurance Group, Inc.	2,860	266,838
	Seven Hills Realty Trust	360	4,957
	Southern Missouri Bancorp, Inc.	480	27,115
franklintempleton.com	Semi-Annual Report	51

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Small Cap Multifactor Index ETF (continued)
		Shares	Value
	Financials (continued)
	Stock Yards Bancorp, Inc.	740	$ 45,873
	Tompkins Financial Corp.	760	43,920
	TPG RE Finance Trust, Inc.	3,720	31,732
	TrustCo Bank Corp.	1,020	33,731
	Victory Capital Holdings, Inc., Class A	1,780	98,612
[a]	World Acceptance Corp.	240	28,315
			4,701,677
	Health Care 8.4%
[a]	ACADIA Pharmaceuticals, Inc.	6,760	103,969
[a]	Alkermes PLC	10,520	294,455
[a]	AMN Healthcare Services, Inc.	2,400	101,736
[a]	Artivion, Inc.	1,200	31,944
[a]	AtriCure, Inc.	2,600	72,904
[a]	Axogen, Inc.	2,120	29,722
[a]	Biote Corp., Class A	1,100	6,138
[a]	Catalyst Pharmaceuticals, Inc.	6,560	130,413
[a]	ChromaDex Corp.	1,500	5,475
[a]	Collegium Pharmaceutical, Inc.	960	37,094
[a]	Community Health Systems, Inc.	6,700	40,669
	CONMED Corp.	1,740	125,141
[a]	Corcept Therapeutics, Inc.	5,060	234,177
[a]	CorVel Corp.	500	163,445
[a]	Cross Country Healthcare, Inc.	2,060	27,686
	Embecta Corp.	4,000	56,400
[a]	Fennec Pharmaceuticals, Inc.	700	3,500
[a]	Harmony Biosciences Holdings, Inc.	1,480	59,200
[a]	Harvard Bioscience, Inc.	1,860	5,003
[a]	Hims & Hers Health, Inc.	7,660	141,097
[a]	Inari Medical, Inc.	3,060	126,194
[a]	InfuSystem Holdings, Inc.	960	6,432
[a]	Inmode Ltd.	4,420	74,919
[a]	Innoviva, Inc.	3,520	67,971
	iRadimed Corp.	520	26,151
[a]	Ironwood Pharmaceuticals, Inc.	7,780	32,054
[a]	Joint Corp.	820	9,381
[a]	Kiniksa Pharmaceuticals International PLC	1,660	41,483
	LeMaitre Vascular, Inc.	1,120	104,037
[a]	Merit Medical Systems, Inc.	2,920	288,583
[a]	MiMedx Group, Inc.	6,700	39,597
	National HealthCare Corp.	760	95,585
	National Research Corp.	1,060	24,232
[a]	Option Care Health, Inc.	4,820	150,866
[a]	Organogenesis Holdings, Inc.	3,920	11,211
	Patterson Cos., Inc.	5,640	123,177
[a]	Pediatrix Medical Group, Inc.	5,460	63,281
[a]	Performant Financial Corp.	4,240	15,858
	Phibro Animal Health Corp., Class A	1,300	29,276
[a]	Prestige Consumer Healthcare, Inc.	2,980	214,858
[a]	Puma Biotechnology, Inc.	1,220	3,111
[a]	Quipt Home Medical Corp.	1,880	5,490
[a]	Rigel Pharmaceuticals, Inc.	560	9,061
[a]	Semler Scientific, Inc.	280	6,594
	SIGA Technologies, Inc.	2,980	20,115
[a]	Sonida Senior Living, Inc.	120	3,209
[a]	Surmodics, Inc.	600	23,268
[a]	Tactile Systems Technology, Inc.	1,380	20,162
[a]	Treace Medical Concepts, Inc.	2,480	14,384
[a]	UFP Technologies, Inc.	370	117,179
52	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Small Cap Multifactor Index ETF (continued)
		Shares	Value
	Health Care (continued)
[a]	Vanda Pharmaceuticals, Inc.	3,340	$ 15,665
[a]	Vericel Corp.	1,500	63,375
[a]	Viemed Healthcare, Inc.	1,680	12,314
[a]	Y-mAbs Therapeutics, Inc.	1,040	13,676
[a]	Zynex, Inc.	1,260	10,282
			3,553,199
	Industrials 23.6%
	ACCO Brands Corp.	5,380	29,429
	Alamo Group, Inc.	560	100,873
	Allient, Inc.	820	15,572
	Apogee Enterprises, Inc.	960	67,214
	Applied Industrial Technologies, Inc.	2,080	464,110
	Atkore, Inc.	2,020	171,175
	Atmus Filtration Technologies, Inc.	2,700	101,331
	Barrett Business Services, Inc.	1,540	57,765
	Boise Cascade Co.	2,200	310,156
[a]	Bowman Consulting Group Ltd.	540	13,003
[a]	BrightView Holdings, Inc.	1,240	19,518
	Brink’s Co.	2,740	316,853
[a]	Cimpress PLC	1,180	96,666
	CompX International, Inc.	100	2,921
	Costamare, Inc.	2,580	40,558
	Covenant Logistics Group, Inc.	600	31,704
	CRA International, Inc.	380	66,622
	CSG Systems International, Inc.	1,980	96,327
	CSW Industrials, Inc.	880	322,423
	Deluxe Corp.	2,780	54,182
[a]	DXP Enterprises, Inc.	800	42,688
	Enerpac Tool Group Corp.	1,560	65,348
	Ennis, Inc.	1,700	41,344
	ESCO Technologies, Inc.	1,420	183,152
	Exponent, Inc.	3,180	366,590
	Federal Signal Corp.	1,680	157,013
[a]	Forrester Research, Inc.	340	6,123
	Forward Air Corp.	1,480	52,392
[a]	Franklin Covey Co.	720	29,614
	Franklin Electric Co., Inc.	2,800	293,496
[a]	GEO Group, Inc.	6,600	84,810
	Global Industrial Co.	1,000	33,970
[a]	GMS, Inc.	2,640	239,105
	Golden Ocean Group Ltd.	3,380	45,224
	Gorman-Rupp Co.	1,140	44,403
	Griffon Corp.	1,120	78,400
	H&E Equipment Services, Inc.	1,720	83,730
	Heartland Express, Inc.	3,080	37,822
	Heidrick & Struggles International, Inc.	1,440	55,958
	Hillenbrand, Inc.	3,560	98,968
	HNI Corp.	3,060	164,750
[a]	Huron Consulting Group, Inc.	700	76,090
	Hyster-Yale, Inc.	480	30,610
[a]	IBEX Holdings Ltd.	480	9,590
	ICF International, Inc.	1,140	190,141
[a]	IES Holdings, Inc.	400	79,848
	Insperity, Inc.	2,040	179,520
	Interface, Inc.	1,620	30,731
	Kadant, Inc.	680	229,840
	Karat Packaging, Inc.	380	9,838
	Kelly Services, Inc., Class A	1,820	38,966
franklintempleton.com	Semi-Annual Report	53

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Small Cap Multifactor Index ETF (continued)
		Shares	Value
	Industrials (continued)
	Kforce, Inc.	1,380	$ 84,801
	Korn Ferry	3,640	273,874
[a]	L.B. Foster Co., Class A	240	4,903
[a]	Legalzoom.com, Inc.	8,380	53,213
[a]	Liquidity Services, Inc.	1,340	30,552
	LSI Industries, Inc.	1,400	22,610
	Luxfer Holdings PLC	1,420	18,389
	Marten Transport Ltd.	3,260	57,702
[a]	Masterbrand, Inc.	5,940	110,128
	Matson, Inc.	1,840	262,421
	Matthews International Corp., Class A	1,500	34,800
	McGrath RentCorp	1,340	141,075
	Miller Industries, Inc.	620	37,820
	MillerKnoll, Inc.	4,160	103,002
[a]	Mistras Group, Inc.	1,120	12,734
	Moog, Inc., Class A	1,460	294,949
	Mueller Industries, Inc.	6,300	466,830
	Mueller Water Products, Inc., Class A	8,200	177,940
	National Presto Industries, Inc.	280	21,039
	NL Industries, Inc.	540	4,012
[a]	NV5 Global, Inc.	820	76,654
	Omega Flex, Inc.	240	11,981
[a]	PAM Transportation Services, Inc.	380	7,030
	Preformed Line Products Co.	140	17,931
	Primoris Services Corp.	1,500	87,120
[a]	Radiant Logistics, Inc.	1,980	12,731
[a]	Resideo Technologies, Inc.	4,540	91,436
	Resources Connection, Inc.	2,340	22,698
	REV Group, Inc.	1,500	42,090
	Rush Enterprises, Inc., Class A	3,420	180,679
	Rush Enterprises, Inc., Class B	520	24,934
	Safe Bulkers, Inc.	3,520	18,234
	Standex International Corp.	660	120,635
	Steelcase, Inc., Class A	5,500	74,195
	Tennant Co.	1,220	117,169
[a]	Thermon Group Holdings, Inc.	1,280	38,195
[a]	Titan Machinery, Inc.	1,220	16,995
	TriNet Group, Inc.	1,640	159,031
	UFP Industries, Inc.	3,300	432,993
	UniFirst Corp.	760	150,974
	Universal Logistics Holdings, Inc.	420	18,106
[a]	Upwork, Inc.	3,420	35,739
	Virco Mfg. Corp.	340	4,695
	Wabash National Corp.	2,140	41,067
	Watts Water Technologies, Inc., Class A	1,640	339,791
	Werner Enterprises, Inc.	4,440	171,340
			9,985,713
	Information Technology 14.3%
	A10 Networks, Inc.	5,000	72,200
[a]	ACI Worldwide, Inc.	3,060	155,754
	Adeia, Inc.	4,240	50,498
[a]	Agilysys, Inc.	620	67,561
	American Software, Inc., Class A	1,740	19,471
[a]	Aviat Networks, Inc.	580	12,545
[a]	Axcelis Technologies, Inc.	1,640	171,954
	Badger Meter, Inc.	1,820	397,506
	Belden, Inc.	2,040	238,945
	Benchmark Electronics, Inc.	1,000	44,320
54	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Small Cap Multifactor Index ETF (continued)
		Shares	Value
	Information Technology (continued)
[a]	Blackbaud, Inc.	2,440	$ 206,619
[a]	Box, Inc., Class A	7,960	260,531
[a]	Calix, Inc.	2,980	115,594
	Clear Secure, Inc., Class A	2,840	94,118
	Climb Global Solutions, Inc.	180	17,917
[a]	CommVault Systems, Inc.	3,100	476,935
[b]	CompoSecure, Inc., Class A	920	12,898
[a]	Consensus Cloud Solutions, Inc.	1,080	25,434
[a]	Couchbase, Inc.	1,120	18,054
[a]	CPI Card Group, Inc.	220	6,123
[a]	Daily Journal Corp.	40	19,604
[a]	eGain Corp.	1,040	5,304
[a]	Enfusion, Inc., Class A	2,420	22,966
[a]	ePlus, Inc.	1,640	161,278
[a]	Extreme Networks, Inc.	7,340	110,320
	Hackett Group, Inc.	1,600	42,032
[a]	Harmonic, Inc.	5,580	81,301
	Immersion Corp.	1,560	13,915
	Information Services Group, Inc.	2,080	6,864
[a]	Insight Enterprises, Inc.	1,600	344,624
	InterDigital, Inc.	1,300	184,119
[a]	Mitek Systems, Inc.	1,820	15,779
	Napco Security Technologies, Inc.	2,160	87,394
[a]	NetScout Systems, Inc.	3,420	74,385
	NVE Corp.	280	22,364
[a]	OneSpan, Inc.	2,300	38,341
[a]	Ooma, Inc.	1,520	17,313
[a]	OSI Systems, Inc.	940	142,720
	PC Connection, Inc.	660	49,784
[a]	Plexus Corp.	1,140	155,849
	Progress Software Corp.	2,480	167,077
[a]	PROS Holdings, Inc.	2,080	38,522
[a]	Qualys, Inc.	2,380	305,735
[a]	Rambus, Inc.	6,200	261,764
	Richardson Electronics Ltd.	640	7,898
[a]	Rimini Street, Inc.	3,580	6,623
	Sapiens International Corp. NV	1,600	59,632
[a]	SEMrush Holdings, Inc., Class A	1,080	16,967
[a]	SPS Commerce, Inc.	2,140	415,524
[a]	Squarespace, Inc., Class A	3,440	159,719
[a]	Varonis Systems, Inc.	3,200	180,800
	Vishay Intertechnology, Inc.	6,640	125,562
[a]	Vishay Precision Group, Inc.	620	16,058
[a]	WM Technology, Inc.	2,560	2,227
[a]	Workiva, Inc.	2,200	174,064
[a]	Yext, Inc.	5,480	37,922
			6,037,327
	Materials 3.9%
	Alpha Metallurgical Resources, Inc.	580	136,984
	Arch Resources, Inc.	980	135,397
	Caledonia Mining Corp. PLC	720	10,771
	Commercial Metals Co.	5,980	328,661
[a]	Core Molding Technologies, Inc.	320	5,507
	Greif, Inc., Class A	1,500	93,990
	Greif, Inc., Class B	320	22,346
	Hawkins, Inc.	800	101,976
	Innospec, Inc.	1,420	160,588
	Myers Industries, Inc.	2,180	30,128
franklintempleton.com	Semi-Annual Report	55

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Small Cap Multifactor Index ETF (continued)
		Shares	Value
	Materials (continued)
	Northern Technologies International Corp.	240	$ 2,950
	Ramaco Resources, Inc., Class A	1,300	15,210
	Ramaco Resources, Inc., Class B	320	3,443
	Ryerson Holding Corp.	1,460	29,069
	Sensient Technologies Corp.	2,380	190,923
	SunCoke Energy, Inc.	4,540	39,407
	Sylvamo Corp.	1,780	152,813
	Warrior Met Coal, Inc.	2,800	178,920
			1,639,083
	Real Estate 4.2%
	Alexander’s, Inc.	60	14,542
	American Assets Trust, Inc.	2,700	72,144
	Brandywine Realty Trust	5,100	27,744
	Broadstone Net Lease, Inc.	10,200	193,290
	CareTrust REIT, Inc.	7,720	238,239
	City Office REIT, Inc.	2,060	12,030
	Community Healthcare Trust, Inc.	1,500	27,225
	Elme Communities	2,420	42,568
	Essential Properties Realty Trust, Inc.	4,840	165,286
[a]	Forestar Group, Inc.	900	29,133
	Four Corners Property Trust, Inc.	5,300	155,343
	Innovative Industrial Properties, Inc.	1,480	199,208
	LTC Properties, Inc.	2,260	82,920
	NET Lease Office Properties	400	12,248
	One Liberty Properties, Inc.	440	12,118
	Orion Office REIT, Inc.	3,000	12,000
	Paramount Group, Inc.	5,400	26,568
	Peakstone Realty Trust	1,140	15,538
	Piedmont Office Realty Trust, Inc., Class A	6,940	70,094
[a]	RE/MAX Holdings, Inc., Class A	1,240	15,438
	Retail Opportunity Investments Corp.	6,040	95,009
	RMR Group, Inc., Class A	940	23,857
	Tanger, Inc.	6,540	216,997
	Universal Health Realty Income Trust	700	32,025
			1,791,564
	Utilities 4.8%
	American States Water Co.	2,220	184,904
	Avista Corp.	4,240	164,300
	California Water Service Group	3,320	180,010
	Global Water Resources, Inc.	660	8,309
	MGE Energy, Inc.	1,980	181,071
	Northwest Natural Holding Co.	2,040	83,273
	Northwestern Energy Group, Inc.	3,380	193,404
	Otter Tail Corp.	2,100	164,136
	SJW Group	1,720	99,949
	Southwest Gas Holdings, Inc.	3,800	280,288
	Spire, Inc.	2,740	184,375
	TXNM Energy, Inc.	5,120	224,102
	Unitil Corp.	840	50,887
	York Water Co.	880	32,965
			2,031,973
	Total Common Stocks (Cost $36,801,996)		42,289,996
	Total Investments before Short-Term Investments (Cost $36,801,996)		42,289,996
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Small Cap Multifactor Index ETF (continued)
		Shares	Value
	Short-Term Investments 0.1%
	Investments from Cash Collateral Received for Loaned Securities 0.0%†
	Money Market Funds 0.0%†
[c,d]	Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	9,975	9,975
	Money Market Funds 0.1%
[c,d]	Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	12,794	12,794
	Total Short-Term Investments (Cost $22,769)		22,769
	Total Investments (Cost $36,824,765) 100.0%		42,312,765
	Other Assets, less Liabilities 0.0%†		16,211
	Net Assets 100.0%		$ 42,328,976
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]A portion or all of the security is on loan at September 30, 2024. See Note 1(d).
[c]The rate shown is the annualized seven-day effective yield at period end.
[d]See Note 3(c) regarding investments in affiliated management investment companies.
See Abbreviations on page 80.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	57

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Assets and Liabilities
 September 30, 2024  (unaudited)
	Franklin Emerging Market Core Dividend Tilt Index ETF	Franklin International Core Dividend Tilt Index ETF	Franklin U.S. Core Dividend Tilt Index ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$ 13,234,040	$ 883,225,536	$ 30,820,426
Cost – Non-controlled affiliates (Note 3c)	51	3,142,054	10,885
Value – Unaffiliated issuers	$ 14,367,166	$ 993,676,909+	$ 35,624,338
Value – Non-controlled affiliates (Note 3c)	51	3,142,054	10,885
Cash	—	388	317
Foreign currency, at value (cost $36,308 and $2,564,509, respectively)	36,455	2,574,476	—
Receivables:
Capital shares sold	—	9,948,338	—
Dividends and interest	59,841	4,758,893	65,858
European Union tax reclaims receivable (Note 1e)	—	297,703	—
Investment securities sold	—	354	—
Variation margin on futures contracts	—	—	263
Deposits with brokers for:
Futures contracts	—	179,790	2,920
Other assets	84	—	—
Total assets	14,463,597	1,014,578,905	35,704,581
Liabilities:
Payables:
Investment securities purchased	490	10,035,573	239
European Union tax reclaims contingency fees payable (Note 1e)	—	74,426	—
Management fees	2,130	71,809	1,674
Variation margin on futures contracts	—	21,693	—
Funds advanced by custodian	31,882	—	—
Payable upon return of securities loaned	—	2,892,300	—
Deferred tax	120,150	—	—
Total liabilities	154,652	13,095,801	1,913
Net assets, at value	$ 14,308,945	$ 1,001,483,104	$ 35,702,668
Net assets consist of:
Paid-in capital	$ 43,917,962	$ 906,053,084	$ 23,025,646
Total distributable earnings (loss)	(29,609,017)	95,430,020	12,677,022
Net assets, at value	$ 14,308,945	$ 1,001,483,104	$ 35,702,668
Shares outstanding	500,000	30,200,000	800,000
Net asset value per share	$28.62	$33.16	$44.63
+Includes securities loaned	—	2,745,853	—
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FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Assets and Liabilities (continued)
 September 30, 2024  (unaudited)
	Franklin U.S. Large Cap Multifactor Index ETF	Franklin U.S. Mid Cap Multifactor Index ETF	Franklin U.S. Small Cap Multifactor Index ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$ 1,041,074,802	$ 918,307,063	$ 36,801,996
Cost – Non-controlled affiliates (Note 3c)	2,544,648	1,303,554	22,769
Value – Unaffiliated issuers	$ 1,355,198,643	$ 1,035,516,781+	$ 42,289,996+
Value – Non-controlled affiliates (Note 3c)	2,544,648	1,303,554	22,769
Cash	15	41,281	29
Receivables:
Capital shares sold	—	5,561,105	—
Dividends and interest	829,228	1,171,889	38,130
Variation margin on futures contracts	—	736	—
Deposits with brokers for:
Futures contracts	131,400	55,200	—
Total assets	1,358,703,934	1,043,650,546	42,350,924
Liabilities:
Payables:
Investment securities purchased	7,692	5,547,029	199
Management fees	163,093	239,136	11,774
Variation margin on futures contracts	18,510	—	—
Payable upon return of securities loaned	—	718,150	9,975
Total liabilities	189,295	6,504,315	21,948
Net assets, at value	$ 1,358,514,639	$ 1,037,146,231	$ 42,328,976
Net assets consist of:
Paid-in capital	$ 1,104,259,020	$ 904,778,374	$ 37,274,960
Total distributable earnings (loss)	254,255,619	132,367,857	5,054,016
Net assets, at value	$ 1,358,514,639	$ 1,037,146,231	$ 42,328,976
Shares outstanding	23,350,000	18,650,000	1,000,000
Net asset value per share	$58.18	$55.61	$42.33
+Includes securities loaned	—	703,681	9,674
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	59

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Operations
 for the period ended September 30, 2024  (unaudited)
	Franklin Emerging Market Core Dividend Tilt Index ETF	Franklin International Core Dividend Tilt Index ETF	Franklin U.S. Core Dividend Tilt Index ETF	Franklin U.S. Large Cap Multifactor Index ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$ 377,320	$ 20,043,516	$ 519,079	$ 8,820,706
Non-Controlled affiliates (Note 3c)	152	23,669	1,585	45,864
Interest:
Unaffiliated issuers	—	8,537	174	7,040
Interest from securities loaned (Note 1d):
Unaffiliated issuers (net of fees and rebates)	—	77	857	—
Non-Controlled affiliates (Note 3c)	—	1,952	45	—
Total investment income	377,472	20,077,751	521,740	8,873,610
Expenses:
Management fees (Note 3a)	12,733	391,355	15,148	969,079
Total expenses	12,733	391,355	15,148	969,079
Expenses waived/paid by affiliates (Note 3c)	(9)	(2,568)	(17)	(1,154)
Net expenses	12,724	388,787	15,131	967,925
Net investment income	364,748	19,688,964	506,609	7,905,685
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	221,557	(4,406,210)	(46,008)	(7,348,009)
In-kind redemptions	—	983,210	8,535,763	65,640,363
Foreign currency transactions	(3,224)	41,852	—	—
Futures contracts	(502)	(101,716)	(1,145)	(52,543)
Net realized gain (loss)	217,831	(3,482,864)	8,488,610	58,239,811
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	1,476,095	45,705,495	(4,653,667)	56,865,354
Translation of other assets and liabilities denominated in foreign currencies	884	128,616	2,150	—
Futures contracts	(153)	64,058	(3,230)	(13,240)
Change in deferred taxes on unrealized appreciation	(60,222)	—	—	—
Net change in unrealized appreciation (depreciation)	1,416,604	45,898,169	(4,654,747)	56,852,114
Net realized and unrealized gain (loss)	1,634,435	42,415,305	3,833,863	115,091,925
Net increase (decrease) in net assets resulting from operations	$1,999,183	$62,104,269	$4,340,472	$122,997,610

[a]Foreign taxes withheld on dividends	$45,917	$2,037,419	$212	$—
60	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Operations (continued)
 for the period ended September 30, 2024  (unaudited)
	Franklin U.S. Mid Cap Multifactor Index ETF	Franklin U.S. Small Cap Multifactor Index ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$ 7,027,536	$ 357,362
Non-Controlled affiliates (Note 3c)	35,959	835
Interest:
Unaffiliated issuers	1,936	41
Interest from securities loaned (Note 1d):
Unaffiliated issuers (net of fees and rebates)	51,441	—
Non-Controlled affiliates (Note 3c)	35,253	936
Total investment income	7,152,125	359,174
Expenses:
Management fees (Note 3a)	1,131,232	67,148
Total expenses	1,131,232	67,148
Expenses waived/paid by affiliates (Note 3c)	(3,846)	(293)
Net expenses	1,127,386	66,855
Net investment income	6,024,739	292,319
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(4,907,892)	(561,860)
In-kind redemptions	24,552,367	2,568,428
Futures contracts	72,278	3,335
Net realized gain (loss)	19,716,753	2,009,903
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	25,597,143	(38,216)
Futures contracts	(20,488)	(529)
Net change in unrealized appreciation (depreciation)	25,576,655	(38,745)
Net realized and unrealized gain (loss)	45,293,408	1,971,158
Net increase (decrease) in net assets resulting from operations	$51,318,147	$2,263,477

[a]Foreign taxes withheld on dividends	$—	$250
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	61

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	Franklin Emerging Market Core Dividend Tilt Index ETF		Franklin International Core Dividend Tilt Index ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$ 364,748	$ 537,365	$ 19,688,964	$ 17,469,267
Net realized gain (loss)	217,831	58,734	(3,482,864)	10,627,738
Net change in unrealized appreciation (depreciation)	1,416,604	868,674	45,898,169	52,179,554
Net increase (decrease) in net assets resulting from operations	1,999,183	1,464,773	62,104,269	80,276,559
Distributions to shareholders (Note 1f)	(528,450)	(565,964)	(28,447,957)	(14,817,600)
Capital share transactions: (Note 2)	—	—	201,627,995	460,280,490
Net increase (decrease) in net assets	1,470,733	898,809	235,284,307	525,739,449
Net assets:
Beginning of period	12,838,212	11,939,403	766,198,797	240,459,348
End of period	$ 14,308,945	$ 12,838,212	$ 1,001,483,104	$ 766,198,797
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FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Changes in Net Assets (continued)

	Franklin U.S. Core Dividend Tilt Index ETF		Franklin U.S. Large Cap Multifactor Index ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$ 506,609	$ 894,859	$ 7,905,685	$ 15,098,675
Net realized gain (loss)	8,488,610	2,592,043	58,239,811	61,945,894
Net change in unrealized appreciation (depreciation)	(4,654,747)	10,127,794	56,852,114	220,672,653
Net increase (decrease) in net assets resulting from operations	4,340,472	13,614,696	122,997,610	297,717,222
Distributions to shareholders (Note 1f)	(565,595)	(868,418)	(7,649,725)	(15,243,065)
Capital share transactions: (Note 2)	(30,605,976)	25,568,686	(40,647,833)	140,921,518
Net increase (decrease) in net assets	(26,831,099)	38,314,964	74,700,052	423,395,675
Net assets:
Beginning of period	62,533,767	24,218,803	1,283,814,587	860,418,912
End of period	$ 35,702,668	$ 62,533,767	$ 1,358,514,639	$ 1,283,814,587
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FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Changes in Net Assets (continued)

	Franklin U.S. Mid Cap Multifactor Index ETF		Franklin U.S. Small Cap Multifactor Index ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$ 6,024,739	$ 5,467,567	$ 292,319	$ 422,300
Net realized gain (loss)	19,716,753	3,092,963	2,009,903	745,970
Net change in unrealized appreciation (depreciation)	25,576,655	85,031,301	(38,745)	4,787,481
Net increase (decrease) in net assets resulting from operations	51,318,147	93,591,831	2,263,477	5,955,751
Distributions to shareholders (Note 1f)	(5,931,675)	(4,562,908)	(308,515)	(392,866)
Capital share transactions: (Note 2)	379,772,105	356,211,158	3,864,458	13,899,110
Net increase (decrease) in net assets	425,158,577	445,240,081	5,819,420	19,461,995
Net assets:
Beginning of period	611,987,654	166,747,573	36,509,556	17,047,561
End of period	$ 1,037,146,231	$ 611,987,654	$ 42,328,976	$ 36,509,556
64	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST
Notes to Financial Statements (unaudited)
1.  Organization and Significant Accounting Policies
Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company consisting of forty-nine separate funds, six of which are included in this report (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946, Financial Services - Investment Companies ("ASC 946") and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The Funds are exchange traded funds (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of Fund’s corresponding underlying index.
The following summarizes the Funds’ significant accounting policies.
a.  Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Funds’ Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC).
The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange trade funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, As per standards minutes and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time on September 30, 2024. At September 30, 2024, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”).
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in

franklintempleton.com	Semi-Annual Report	65

FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
1.  Organization and Significant Accounting Policies (continued)
a.  Financial Instrument Valuation (continued)

differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
b.  Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.
Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.
c.  Derivative Financial Instruments
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of agreement. Generally, collateral is determined at

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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
1.  Organization and Significant Accounting Policies (continued)
c.  Derivative Financial Instruments (continued)

the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.
See  Note 7 regarding other derivative information.
d.  Securities Lending
Certain or all Funds participate in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Funds. These securities received as collateral are held in segregated accounts with the Funds’ custodian. The Fund cannot repledge or resell these securities received as collateral. As such, the non-cash collateral is excluded from the Statements of Assets and Liabilities. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.
e.  Income and Deferred Taxes
It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2024, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.
As a result of several court cases, in certain countries across the European Union the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for EU reclaims is reflected as European Union tax reclaims in the Statements of Operations and any related receivable is reflected as European Union tax reclaims receivable in the Statements of Assets and Liabilities. Any fees associated with these filings are reflected as Professional fees in the statement of operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
1.  Organization and Significant Accounting Policies (continued)
e.  Income and Deferred Taxes (continued)

receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns.
f.  Security Transactions, Investment Income, Expenses and Distributions
Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest Income (including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Fund or by the investment manager, as applicable, according to the terms of the unified management fee agreement.
g.  Accounting Estimates
The preparation of financial statement in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
h.  Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2.  Shares of Beneficial Interest
Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specific number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).
Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.
In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
2.  Shares of Beneficial Interest (continued)
At September 30, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:
	Franklin International Core Dividend Tilt Index ETF
	Six Months Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	6,400,000	$ 204,889,582	17,500,000	$ 521,070,020
Shares redeemed	(100,000)	(3,261,587)	(2,000,000)	(60,789,530)
Net increase (decrease)	6,300,000	$ 201,627,995	15,500,000	$ 460,280,490

	Franklin U.S. Core Dividend Tilt Index ETF
	Six Months Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	150,000	$ 6,445,113	1,150,000	$ 38,219,857
Shares redeemed	(900,000)	(37,051,089)	(350,000)	(12,651,171)
Net increase (decrease)	(750,000)	$ (30,605,976)	800,000	$ 25,568,686

	Franklin U.S. Large Cap Multifactor Index ETF
	Six Months Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	3,250,000	$ 181,531,186	7,450,000	$ 342,804,051
Shares redeemed	(4,000,000)	(222,179,019)	(4,150,000)	(201,882,533)
Net increase (decrease)	(750,000)	$ (40,647,833)	3,300,000	$ 140,921,518

	Franklin U.S. Mid Cap Multifactor Index ETF
	Six Months Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	9,350,000	$ 489,729,549	8,700,000	$ 403,696,701
Shares redeemed	(2,150,000)	(109,957,444)	(1,100,000)	(47,485,543)
Net increase (decrease)	7,200,000	$ 379,772,105	7,600,000	$ 356,211,158

	Franklin U.S. Small Cap Multifactor Index ETF
	Six Months Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	300,000	$ 11,671,845	500,000	$ 17,435,236
Shares redeemed	(200,000)	(7,807,387)	(100,000)	(3,536,126)
Net increase (decrease)	100,000	$ 3,864,458	400,000	$ 13,899,110
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
3.  Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:
Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Advisory Services, LLC (FASL)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC (Distributors)	Principal underwriter
a.  Management fees
The Funds pay a unified management fee to FASL whereby FASL has agreed to reimburse the Funds’ acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The fee is calculated daily and paid monthly according to the terms of the management agreement. The gross effective investment management fees are based on the average daily net assets of each of the Funds as follows:
Gross Effective Investment Management Fee Rate
Franklin Emerging Market Core Dividend Tilt Index ETF	0.19%
Franklin International Core Dividend Tilt Index ETF	0.09%
Franklin U.S. Core Dividend Tilt Index ETF	0.06%
Franklin U.S. Large Cap Multifactor Index ETF	0.15%
Franklin U.S. Mid Cap Multifactor Index ETF	0.30%
Franklin U.S. Small Cap Multifactor Index ETF	0.35%
Under a subadvisory agreement, FT Institutional provides subadvisory services to the Funds. The subadvisory fee is paid by FASL based on the Fund’s average daily net assets, and is not an additional expense of the Funds.
b.  Administrative Fees
Under an agreement with FASL, FT Services provides administrative services to the Fund. The fee is paid by FASL based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c.  Investments in Affiliated Management Investment Companies
Certain or all Funds invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended September 30, 2024, investments in affiliated management investment companies were as follows:
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
3.  Transactions with Affiliates (continued)
c.  Investments in Affiliated Management Investment Companies (continued)

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Franklin Emerging Market Core Dividend Tilt Index ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	$—	$444,044	$(443,993)	$—	$—	$51	51	$152
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	$—	$2,934,530	$(2,934,530)	$—	$—	$—	—	$—
Total Affiliated Securities	$—	$3,378,574	$(3,378,523)	$—	$—	$51	51	$152
Franklin International Core Dividend Tilt Index ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	$—	$46,807,759	$(46,558,005)	$—	$—	$249,754	249,754	$23,669
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	$4,095,900	$9,542,790	$(10,746,390)	$—	$—	$2,892,300	2,892,300	$1,952
Total Affiliated Securities	$4,095,900	$56,350,549	$(57,304,395)	$—	$—	$3,142,054	3,142,054	$25,621
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
3.  Transactions with Affiliates (continued)
c.  Investments in Affiliated Management Investment Companies (continued)

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Franklin U.S. Core Dividend Tilt Index ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	$164,064	$866,836	$(1,020,015)	$—	$—	$10,885	10,885	$1,585
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	$—	$34,650	$(34,650)	$—	$—	$—	—	$45
Total Affiliated Securities	$164,064	$901,486	$(1,054,665)	$—	$—	$10,885	10,885	$1,630
Franklin U.S. Large Cap Multifactor Index ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	$2,867,178	$17,297,056	$(17,619,586)	$—	$—	$2,544,648	2,544,648	$45,864
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	$—	$2,143,300	$(2,143,300)	$—	$—	$—	—	$—
Total Affiliated Securities	$2,867,178	$19,440,356	$(19,762,886)	$—	$—	$2,544,648	2,544,648	$45,864
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
3.  Transactions with Affiliates (continued)
c.  Investments in Affiliated Management Investment Companies (continued)

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Franklin U.S. Mid Cap Multifactor Index ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	$1,346,815	$10,737,879	$(11,499,290)	$—	$—	$585,404	585,404	$35,959
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	$717,750	$122,456,863	$(122,456,463)	$—	$—	$718,150	718,150	$35,253
Total Affiliated Securities	$2,064,565	$133,194,742	$(133,955,753)	$—	$—	$1,303,554	1,303,554	$71,212
Franklin U.S. Small Cap Multifactor Index ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	$78,668	$851,178	$(917,052)	$—	$—	$12,794	12,794	$835
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	$167,840	$2,055,419	$(2,213,284)	$—	$—	$9,975	9,975	$936
Total Affiliated Securities	$246,508	$2,906,597	$(3,130,336)	$—	$—	$22,769	22,769	$1,771
d.  Other Affiliated Transactions
At September 30, 2024, the shares of Franklin U.S. Large Cap Multifactor Index ETF were owned by the following entities:
Funds	Shares	Percentage of Outstanding Shares[a]
Franklin U.S. Large Cap Multifactor Index ETF
Franklin Moderate Allocation Fund	1,533,042	6.6%
Franklin Growth Allocation Fund	1,655,576	7.1%
Franklin 529 Portfolios	3,880,540	16.6%
	7,069,158	30.3%
[a]Investment activities of significant shareholders could have a material impact on the Funds.
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
4.  Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2024, the capital loss carryforwards were as follows:
	Franklin Emerging Market Core Dividend Tilt Index ETF	Franklin International Core Dividend Tilt Index ETF	Franklin U.S. Core Dividend Tilt Index ETF	Franklin U.S. Large Cap Multifactor Index ETF
Capital loss carryforwards not subject to expiration:
Long term	$ 13,368,850	$ 1,037,469	$ 224,799	$ 11,107,124
Short term	17,333,237	6,344,798	435,335	106,455,341
Total capital loss carryforwards	$ 30,702,087	$ 7,382,267	$ 660,134	$ 117,562,465

	Franklin U.S. Mid Cap Multifactor Index ETF	Franklin U.S. Small Cap Multifactor Index ETF
Capital loss carryforwards not subject to expiration:
Long term	$ 3,024,306	$ 1,498,526
Short term	2,689,447	958,094
Total capital loss carryforwards	$ 5,713,753	$ 2,456,620
At September 30, 2024, the cost of investments and net unrealized appreciation (depreciation)  for income tax purposes were as follows:
	Franklin Emerging Market Core Dividend Tilt Index ETF	Franklin International Core Dividend Tilt Index ETF	Franklin U.S. Core Dividend Tilt Index ETF	Franklin U.S. Large Cap Multifactor Index ETF
Cost of investments	$ 13,417,828	$ 894,446,225	$ 30,847,082	$ 1,045,506,485
Unrealized appreciation	$ 3,083,291	$ 127,200,477	$ 5,597,402	$ 317,233,994
Unrealized depreciation	(2,133,902)	(24,827,739)	(809,261)	(4,997,188)
Net unrealized appreciation (depreciation)	$ 949,389	$ 102,372,738	$ 4,788,141	$ 312,236,806

	Franklin U.S. Mid Cap Multifactor Index ETF	Franklin U.S. Small Cap Multifactor Index ETF
Cost of investments	$ 919,803,461	$ 36,870,164
Unrealized appreciation	$ 133,702,450	$ 7,842,399
Unrealized depreciation	(16,685,576)	(2,399,798)
Net unrealized appreciation (depreciation)	$ 117,016,874	$ 5,442,601
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares, EU reclaims, wash sales, and in-kind shareholder redemptions.
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
5.  Investment Transactions
Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the period ended September 30, 2024, were as follows:
	Franklin Emerging Market Core Dividend Tilt Index ETF	Franklin International Core Dividend Tilt Index ETF	Franklin U.S. Core Dividend Tilt Index ETF	Franklin U.S. Large Cap Multifactor Index ETF
Purchases	$ 3,860,924	$ 128,422,748	$ 3,918,193	$ 356,278,275
Sales	$ 4,024,725	$ 129,380,487	$ 3,918,938	$ 355,371,041

	Franklin U.S. Mid Cap Multifactor Index ETF	Franklin U.S. Small Cap Multifactor Index ETF
Purchases	$ 94,325,043	$ 4,483,456
Sales	$ 92,701,713	$ 4,588,349
In-kind transactions associated with creation and redemptions for the period ended September 30, 2024, were as follows:
	Franklin Emerging Market Core Dividend Tilt Index ETF	Franklin International Core Dividend Tilt Index ETF	Franklin U.S. Core Dividend Tilt Index ETF	Franklin U.S. Large Cap Multifactor Index ETF
Cost of Securities Received	$ —	$ 196,136,202	$ 6,397,088	$ 177,848,661
Value of Securities Delivered[a]	$ —	$ 3,101,855	$ 36,844,751	$ 218,733,087

	Franklin U.S. Mid Cap Multifactor Index ETF	Franklin U.S. Small Cap Multifactor Index ETF
Cost of Securities Received	$ 487,398,048	$ 11,657,357
Value of Securities Delivered[a]	$ 109,331,727	$ 7,727,368
[a]Realized gains and losses from in-kind redemptions, as shown on the Statement of Operations, are not recognized by the Funds for tax purposes.
At September 30, 2024, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
	Franklin International Core Dividend Tilt Index ETF	Franklin U.S. Mid Cap Multifactor Index ETF	Franklin U.S. Small Cap Multifactor Index ETF
Securities lending transactions[a]:
Equity Investments[b]	$2,892,300	$718,150	$9,975
[a]The agreements can be terminated at any time.
[b]The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.
6.  Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
6.  Concentration of Risk (continued)
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Funds have exposure to Russian investments or investments in countries affected by the invasion, the Funds’ ability to price, buy, sell, receive or deliver such investments was impaired. The Funds could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Funds may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Funds’ portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact each Fund’s performance and the value of an investment in the Funds, even beyond any direct exposure the Funds may have to Russian issuers or issuers in other countries affected by the invasion. The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Franklin Emerging Market Core Dividend Tilt Index ETF and Franklin U.S. Core Dividend Tilt Index ETF had no value at September 30, 2024.
Certain investments in Chinese companies are made through a special structure known as a variable interest entity (VIE). In a VIE structure, foreign investors, such as Franklin Emerging Market Core Dividend Tilt Index ETF will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Funds’ returns and net asset value.
7.  Other Derivative Information
At September 30, 2024, the Funds’ investments in derivative contracts are reflected in the Statements of Asset and Liabilities as follows:
	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Franklin International Core Dividend Tilt Index ETF
Equity contracts	Variation margin on futures contracts	$ 99,757[a]	Variation margin on futures contracts	$ —
Totals		$99,757		$—
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
7.  Other Derivative Information (continued)
	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Franklin U.S. Core Dividend Tilt Index ETF
Equity contracts	Variation margin on futures contracts	$ 1,146[a]	Variation margin on futures contracts	$ —
Totals		$1,146		$—
Franklin U.S. Large Cap Multifactor Index ETF
Equity contracts	Variation margin on futures contracts	$ 42,846[a]	Variation margin on futures contracts	$ —
Totals		$42,846		$—
Franklin U.S. Mid Cap Multifactor Index ETF
Equity contracts	Variation margin on futures contracts	$ 18,204[a]	Variation margin on futures contracts	$ —
Totals		$18,204		$—
[a]This amount reflects the cumulative appreciation (depreciation) of future contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
For the period ended September 30, 2024, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:
Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin Emerging Market Core Dividend Tilt Index ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$ (502)	Futures contracts	$ (153)
Franklin International Core Dividend Tilt Index ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$ (101,716)	Futures contracts	$ 64,058
Franklin U.S. Core Dividend Tilt Index ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$ (1,145)	Futures contracts	$ (3,230)
Franklin U.S. Large Cap Multifactor Index ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$ (52,543)	Futures contracts	$ (13,240)
Franklin U.S. Mid Cap Multifactor Index ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$ 72,278	Futures contracts	$ (20,488)
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
7.  Other Derivative Information (continued)
Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin U.S. Small Cap Multifactor Index ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$ 3,335	Futures contracts	$ (529)
For the period ended September 30, 2024, the average month end notional amount of futures contracts were as follows:
	Franklin Emerging Market Core Dividend Tilt Index ETF	Franklin International Core Dividend Tilt Index ETF	Franklin U.S. Core Dividend Tilt Index ETF	Franklin U.S. Large Cap Multifactor Index ETF
Futures contracts	$ 45,919	$ 4,943,839	$ 111,668	$ 1,595,405

	Franklin U.S. Mid Cap Multifactor Index ETF	Franklin U.S. Small Cap Multifactor Index ETF
Futures contracts	$ 998,963	$ 8,868
See  Note 1(c) regarding derivative financial instruments.
8.  Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2024, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Franklin Emerging Market Core Dividend Tilt Index ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 14,356,794	$ —	$ 10,372[c]	$ 14,367,166
Short-Term Investments	51	—	—	51
Total Investments in Securities	$14,356,845	$—	$10,372	$14,367,217
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
8.  Fair Value Measurements (continued)
	Level 1	Level 2	Level 3	Total
Franklin International Core Dividend Tilt Index ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 993,676,909	$ —	$ —	$ 993,676,909
Short-Term Investments	3,142,054	—	—	3,142,054
Total Investments in Securities	$996,818,963	$—	$—	$996,818,963
Other Financial Instruments:
Futures Contracts	$ 99,757	$ —	$ —	$ 99,757
Franklin U.S. Core Dividend Tilt Index ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 35,624,338	$ —	$ —[c]	$ 35,624,338
Short-Term Investments	10,885	—	—	10,885
Total Investments in Securities	$35,635,223	$—	$—	$35,635,223
Other Financial Instruments:
Futures Contracts	$ 1,146	$ —	$ —	$ 1,146
Franklin U.S. Large Cap Multifactor Index ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 1,355,198,643	$ —	$ —	$ 1,355,198,643
Short-Term Investments	2,544,648	—	—	2,544,648
Total Investments in Securities	$1,357,743,291	$—	$—	$1,357,743,291
Other Financial Instruments:
Futures Contracts	$ 42,846	$ —	$ —	$ 42,846
Franklin U.S. Mid Cap Multifactor Index ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 1,035,516,781	$ —	$ —	$ 1,035,516,781
Short-Term Investments	1,303,554	—	—	1,303,554
Total Investments in Securities	$1,036,820,335	$—	$—	$1,036,820,335
Other Financial Instruments:
Futures Contracts	$ 18,204	$ —	$ —	$ 18,204
Franklin U.S. Small Cap Multifactor Index ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 42,289,996	$ —	$ —	$ 42,289,996
Short-Term Investments	22,769	—	—	22,769
Total Investments in Securities	$42,312,765	$—	$—	$42,312,765
[a]For detailed categories, see the accompanying Schedules of Investments.
[b]Includes common and preferred stocks, warrants, as well as other equity investments.
[c]Includes financial instruments determined to have no value.
9.  Subsequent Events
The Funds  have evaluated subsequent events through the issuance of these Financial Statements and determined that no events have occurred that require disclosure.
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
Abbreviations
Selected Portfolio
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SPA	Standby Purchase Agreement
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Changes In and Disagreements With Accountants	For the period covered in the report

Not Applicable
Results of Meeting of Shareholders	For the period covered in the report

Not Applicable
Remuneration Paid to Directors, Officers, and Others	For the period covered in the report

Not applicable. Remuneration paid to directors, officers and others is included as part of the all-inclusive management fee and not paid directly by the fund.
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Board Approval of Management and Subadvisory Agreements	For the period covered in the report

FRANKLIN TEMPLETON ETF TRUST
Franklin Emerging Market Core Dividend Tilt Index ETF
Franklin International Core Dividend Tilt Index ETF
Franklin U.S. Core Dividend Tilt Index ETF
Franklin U.S. Large Cap Multifactor Index ETF
Franklin U.S. Mid Cap Multifactor Index ETF
Franklin U.S. Small Cap Multifactor Index ETF
(each a Fund)
At an in-person meeting held on May 29, 2024 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisory Services, LLC (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. The Board also considered that it had previously approved a new investment sub-advisory agreement between the Manager and Franklin Templeton Institutional, LLC, on behalf of each Fund, that was effective September 11, 2023, for an initial two-year term.
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to:   (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund, as well as each Fund’s tracking error against a specified benchmark index as of a recent period; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board acknowledged the ongoing integration of the Putnam family of funds into the Franklin Templeton (FT) family of funds and management’s continued development of strategies to address areas of heightened concern in the registered fund industry, including various regulatory initiatives and continuing geopolitical concerns.
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Board Approval of Management and Subadvisory Agreements	For the period covered in the report (continued)

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund for various time periods ended December 31, 2023. The Board considered the performance returns for each Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board referenced earlier discussions with management on matters related to, among other things, the expansion and rationalization of the overall product line, including investments in novel asset classes, as well as the growth in assets from internal and external clients. In addition, the Board acknowledged information provided regarding management’s strategy to grow market share through the use of innovative data and technology and investments in marketing and distribution.   The Board noted management’s high level of client engagement and the strength of its internal audit and compliance program. A summary of each Fund’s performance results is below.
Franklin Emerging Market Core Dividend Tilt Index ETF and Franklin U.S. Small Cap Multifactor Index ETF - The Performance Universe for the Franklin Emerging Market Core Dividend Tilt Index ETF included the Fund and all retail and institutional emerging markets funds and exchange-traded funds. The Performance Universe for the Franklin U.S. Small Cap Multifactor Index ETF included the Fund and all retail and institutional small-cap core funds and exchange-traded funds. The Franklin Emerging Market Core Dividend Tilt Index ETF commenced operations on June 1, 2016 and the Franklin U.S. Small Cap Multifactor Index ETF commenced operations on April 26, 2017, and thus have been in operation for less than 10 years.   The Board noted that each Fund’s annualized total return for the one- and three-year periods was above the median of its respective Performance Universe, but for the five-year period was below the median of its respective Performance Universe. The Board also noted that, although below the median, each Fund’s annualized total return for the for the five-year period was positive. The Board further noted that, in light of  each Fund’s use of a “passive” or indexing investment approach, management evaluates each Fund based on their tracking error against a specified benchmark. The Board also noted that for the one-year period ended December 31, 2023, the Franklin Emerging Market Core Dividend Tilt Index ETF’s tracking error was within the tolerance anticipated for the Fund, but that the tracking error for the Franklin U.S. Small Cap Multifactor Index ETF was 6.9 basis points outside the tolerance anticipated for this Fund. Management further explained that, for the Franklin U.S. Small Cap Multifactor Index ETF, the Fund’s tracking error was outside the tolerance anticipated due, in part, to fees. The Board considered the repositioning of the Franklin Emerging Market Core Dividend Tilt Index ETF as a dividend tilt/yield enhanced index-based ETF which, effective August 1, 2022, changed its name, ticker symbol, underlying index, investment universe, investment goal and investment strategies. The Board concluded that each Fund’s performance was satisfactory.
Franklin International Core Dividend Tilt Index ETF - The Performance Universe for the Fund included the Fund and all retail and institutional international large-cap core funds and exchange-traded funds. The Fund commenced operations on June 1, 2016, and thus has been in operation for less than 10 years. The Board noted that the Fund’s annualized total return for the one-, three- and five-year periods was above the median of its Performance Universe. The Board further noted that, in light of the Fund’s use of a “passive” or indexing investment approach, management evaluates the Fund based on its tracking error against a specified benchmark. The Board also noted that for the one-year period ended December 31, 2023, the Fund’s tracking error was within the tolerance anticipated for the Fund. The Board considered the repositioning of the Fund as a
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Board Approval of Management and Subadvisory Agreements	For the period covered in the report (continued)

dividend tilt/yield enhanced index-based ETF which, effective August 1, 2022, changed its name, ticker symbol, underlying index, investment universe, investment goal and investment strategies. The Board concluded that the Fund’s performance was satisfactory.
Franklin U.S. Core Dividend Tilt Index ETF - The Performance Universe for the Fund included the Fund and all retail and institutional equity income funds and exchange-traded funds. The Fund commenced operations on June 1, 2016, and thus has been in operation for less than 10 years. The Board noted that the Fund’s annualized total return for the one-year period was above the median and in the first quintile (best) of its Performance Universe, but for the three- and five-year periods was below the median of its Performance Universe. The Board also noted that, although below the median, the Fund’s annualized total return for the three- and five-year periods was 8.30% and 10.78%, respectively. The Board further noted that, in light of the Fund’s use of a “passive” or indexing investment approach, management evaluates the Fund based on its tracking error against a specified benchmark. The Board also noted that for the one-year period ended December 31, 2023, the Fund’s tracking error was within the tolerance anticipated for the Fund. The Board considered the repositioning of the Fund as a dividend tilt/yield enhanced index-based ETF which, effective August 1, 2022, changed its name, ticker symbol, underlying index, investment universe, investment goal and investment strategies (Fund Repositioning). The Board concluded that the Fund’s performance was satisfactory.
Franklin U.S. Large Cap Multifactor Index ETF - The Performance Universe for the Fund included the Fund and all retail and institutional large-cap core funds and exchange-traded funds. The Fund commenced operations on April 26, 2017, and thus has been in operation for less than 10 years. The Board noted that the Fund’s annualized total return for the three-year period was above the median of its Performance Universe, but for the one- and five-year periods was below the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one- and five-year periods, although below the median, was 23.46% and 13.68%, respectively. The Board discussed the performance of the Fund with management and management explained that the Fund’s relative underperformance in comparison to its Performance Universe was due, in part, to the Fund’s relative underweight in growth securities and its focus on quality and/or value securities which underperformed during the one-year period due to the growth-driven market. The Board noted management’s representations regarding the actions that management was taking/had taken in an effort to improve overall performance of the Fund, including enhancements to its index construction process. The Board further noted that, in light of the Fund’s use of a “passive” or indexing investment approach, management evaluates the Fund based on its tracking error against a specified benchmark. The Board noted that for the one-year period ended December 31, 2023, the Fund’s tracking error was within the tolerance anticipated for the Fund. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin U.S. Mid Cap Multifactor Index ETF - The Performance Universe for the Fund included the Fund and all retail and institutional mid-cap growth funds and exchange-traded funds. The Fund commenced operations on April 26, 2017, and thus has been in operation for less than 10 years. The Board noted that the Fund’s annualized total return for the three- and five-year periods was above the median of its Performance Universe, but for the one-year period was below the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-year period, although below the median, was 17.46%. The Board further noted that, in light of the Fund’s use of a “passive” or indexing investment approach, management evaluates the Fund based on its tracking error against a specified benchmark. The Board also noted that for the one-year period ended December 31, 2023, the Fund’s tracking error was 1.1 basis points outside the tolerance anticipated for this Fund. Management further explained that the Fund’s tracking error was outside the tolerance anticipated due, in part, to fees. The Board concluded that the Fund’s performance was acceptable.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio, noting that each Fund pays a Unified Fee (as defined below). The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate), of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that
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Board Approval of Management and Subadvisory Agreements	For the period covered in the report (continued)

may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.
Franklin Emerging Market Core Dividend Tilt Index ETF, Franklin International Core Dividend Tilt Index ETF, Franklin U.S. Core Dividend Tilt Index ETF, Franklin U.S. Large Cap Multifactor Index ETF and Franklin U.S. Mid Cap Multifactor Index ETF - The Expense Group for the Franklin Emerging Market Core Dividend Tilt Index ETF was comprised of strategic beta exchange-traded funds, which included the Fund, two other emerging markets funds, one global equity income fund and four international equity income funds. The Expense Group for the Franklin International Core Dividend Tilt Index ETF was comprised of strategic beta exchange-traded funds, which included the Fund, which is currently classified as an international large-cap core fund, seven international equity income funds, one international multi-cap value fund and one international multi-cap growth fund. The Expense Group for the Franklin U.S. Core Dividend Tilt Index ETF was comprised of strategic beta exchange-traded funds, which included the Fund and nine other equity income funds. The Expense Group for the Franklin U.S. Large Cap Multifactor Index ETF was comprised of strategic beta exchange-traded funds, which included the Fund, six other large-cap core funds and one large-cap growth fund. The Expense Group for the Franklin U.S. Mid Cap Multifactor Index ETF was comprised of strategic beta exchange-traded funds, which included the Fund, which is currently classified as a mid-cap growth fund, one mid-cap value fund and four mid-cap core funds. The Board noted that the Management Rate and actual total expense ratio for each Fund were below the medians and in the first quintile (least expensive) of its respective Expense Group. The Board further noted that the Funds have a unified management fee (Unified Fee) and that pursuant to the Unified Fee arrangement the Manager reimburses each Fund for all of its acquired fund fees and expenses (if any) and pays all of the ordinary operating expenses of each Fund, except for (i) the Fund’s Unified Fee, (ii) future Rule 12b-1 fees (if any), (iii) brokerage expenses, (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses (Unified Fee Arrangement). The Board concluded that the Management Rate charged to each Fund is reasonable.
Franklin U.S. Small Cap Multifactor Index ETF - The Expense Group for the Fund was comprised of strategic beta exchange-traded funds, which included the Fund and 10 other small-cap core funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were above the medians of its Expense Group. The Board further noted that the Fund’s Management Rate was one basis point above the median of its Expense Group. The Board discussed the above median Management Rate and actual total expense ratio with management and management explained that the lower cost funds in the Expense Group equally weight their investment style factors and generally perform in line with the market, while the Fund uses a custom weighted approach which, for the one-year period had an annualized total return   of 20.61% which fell in the first quintile of its Performance Universe. The Board further noted that the Fund has a Unified Fee and the terms of the Unified Fee Arrangement. The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual Funds during the 12-month period ended September 30, 2023 (the most recent fiscal year-end for FRI). The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in
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Board Approval of Management and Subadvisory Agreements	For the period covered in the report (continued)

determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures but, over the long run, is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that each Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of the Manager’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that any of the Funds will generate significant, if any, profit for the Manager and/or its affiliates for some time. The Board also considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board also noted that, as of December 31, 2023, each Fund (except for the Franklin International Core Dividend Tilt Index ETF, the Franklin U.S. Large Cap Multifactor Index ETF and Franklin U.S. Mid Cap Multifactor Index ETF) had net assets below $150 million and thus did not have an asset size that would likely enable them to achieve economies of scale. The Board also noted management’s representation that for the fiscal year ended September 30, 2023, none of these Funds experienced a profit. The Board recognized that there would not likely be any economies of scale for these Funds until their assets grow. The Board also noted management’s representation that, while the Franklin International Core Dividend Tilt Index ETF, the Franklin U.S. Large Cap Multifactor Index ETF and the Franklin U.S. Mid Cap Multifactor Index ETF had net assets of approximately $580 million, $1.16 billion, and $419 million, respectively, as of December 31, 2023, only the Franklin U.S. Large Cap Multifactor Index ETF experienced a profit for the fiscal year ended September 30, 2023. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, each Fund’s management fee structure provided a sharing of benefits with a Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.
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© 2024 Franklin Templeton Investments. All rights reserved.
ETF-SFSOI 11/24
Franklin Templeton
ETF Trust
Financial Statements and Other Important Information
Semi-Annual	September 30, 2024
Franklin Disruptive Commerce ETF
Franklin Dynamic Municipal Bond ETF
Franklin Exponential Data ETF
Franklin Focused Growth ETF
Franklin Genomic Advancements ETF
Franklin High Yield Corporate ETF
Franklin Income Equity Focus ETF Formerly, Franklin U.S. Low Volatility ETF
Franklin Income Focus ETF
Franklin Intelligent Machines ETF
Franklin International Aggregate Bond ETF
Franklin Investment Grade Corporate ETF
Franklin Municipal Green Bond ETF

Franklin Senior Loan ETF
Franklin Systematic Style Premia ETF
Franklin U.S. Core Bond ETF
Franklin U.S. Treasury Bond ETF
Franklin Ultra Short Bond ETF

Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Franklin Disruptive Commerce ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31,				Period Ended March 31, 2020[a]
		2024	2023	2022	2021
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$32.29	$24.05	$30.97	$49.21	$21.32	$25.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.01)	0.03	0.02	(0.19)	(0.21)	(0.01)
Net realized and unrealized gains (losses)	2.09	8.21	(6.94)	(17.73)	28.10	(3.67)
Total from investment operations	2.08	8.24	(6.92)	(17.92)	27.89	(3.68)
Net realized gains	—	—	—	(0.32)	—	—
Net asset value, end of period	$34.37	$32.29	$24.05	$30.97	$49.21	$21.32
Total return[d]	6.44%	34.26%	(22.34)%	(36.59)%	130.82%	(14.72)%
Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.50%	0.50%	0.50%	0.62%	0.87%	12.59%
Expenses net of waiver and payments by affiliates	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	(0.05)%	0.11%	0.07%	(0.40)%	(0.44)%	(0.32)%
Supplemental data
Net assets, end of period (000’s)	$10,310	$11,302	$9,619	$18,584	$41,827	$2,132
Portfolio turnover rate[f]	1.79%[g]	12.69%[g]	47.01%[g]	89.85%[g]	45.81%[g]	0.94%[g]
[a]For the period February 25, 2020 (commencement of operations) to March 31, 2020.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[e]Ratios are annualized for periods less than one year.
[f]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash ("Cash creations").
[g]Portfolio turnover rate excluding cash creations was as follows:	1.79%	12.69%	47.01%	89.79%	45.81%	0.94%
1	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments, September 30, 2024 (unaudited)
Franklin Disruptive Commerce ETF
		Country	Shares	Value
	Common Stocks 98.9%
	Broadline Retail 22.3%
[a]	Alibaba Group Holding Ltd., Class A	China	7,638	$ 108,166
[b]	Amazon.com, Inc.	United States	4,890	911,154
	eBay, Inc.	United States	1,503	97,860
[b]	Etsy, Inc.	United States	1,362	75,632
[b]	Global-e Online Ltd.	Israel	3,213	123,508
[b]	MercadoLibre, Inc.	Brazil	253	519,146
	Naspers Ltd., Class N	South Africa	438	106,622
[a,b]	PDD Holdings, Inc., ADR	China	1,921	258,970
	Prosus NV	Netherlands	2,365	103,625
				2,304,683
	Commercial Services & Supplies 3.3%
[b]	Copart, Inc.	United States	6,450	337,980
	Consumer Staples Distribution & Retail 5.9%
	Costco Wholesale Corp.	United States	684	606,380
	Containers & Packaging 1.6%
	Graphic Packaging Holding Co.	United States	1,658	49,060
	Packaging Corp. of America	United States	529	113,947
				163,007
	Entertainment 3.4%
[b]	Netflix, Inc.	United States	330	234,059
	Nintendo Co. Ltd., ADR	Japan	3,312	44,116
[b]	ROBLOX Corp., Class A	United States	1,775	78,561
				356,736
	Financial Services 8.9%
[b]	Adyen NV, ADR	Netherlands	7,986	124,821
[b]	Block, Inc.	United States	669	44,910
	Jack Henry & Associates, Inc.	United States	396	69,910
	Mastercard, Inc., Class A	United States	701	346,154
[b]	PayPal Holdings, Inc.	United States	360	28,091
	Visa, Inc., Class A	United States	1,090	299,695
				913,581
	Food Products 1.2%
[b]	Freshpet, Inc.	United States	892	121,999
	Ground Transportation 9.1%
	Old Dominion Freight Line, Inc.	United States	556	110,444
[b]	Uber Technologies, Inc.	United States	9,455	710,638
[b]	XPO, Inc.	United States	1,054	113,315
				934,397
	Hotels, Restaurants & Leisure 14.5%
[b]	Airbnb, Inc., Class A	United States	1,347	170,813
	Booking Holdings, Inc.	United States	101	425,424
[b]	DoorDash, Inc., Class A	United States	4,105	585,907
[b]	Expedia Group, Inc.	United States	590	87,332
[b]	MakeMyTrip Ltd.	India	2,413	224,288
				1,493,764
	Industrial REITs 1.2%
	Prologis, Inc.	United States	971	122,618
	Interactive Media & Services 3.5%
	Alphabet, Inc., Class A	United States	567	94,037
	Meta Platforms, Inc., Class A	United States	414	236,990
franklintempleton.com	Semi-Annual Report	2

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Disruptive Commerce ETF (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Interactive Media & Services (continued)
[a]	Tencent Holdings Ltd.	China	587	$ 33,599
				364,626
	IT Services 5.9%
[b]	Shopify, Inc., Class A	Canada	7,541	604,336
	Media 0.7%
[b]	Trade Desk, Inc., Class A	United States	685	75,110
	Professional Services 0.5%
	TransUnion	United States	537	56,224
	Real Estate Management & Development 0.2%
[b]	CoStar Group, Inc.	United States	264	19,916
	Software 7.6%
[b]	AppLovin Corp., Class A	United States	598	78,069
[b]	Autodesk, Inc.	United States	351	96,693
[b]	Descartes Systems Group, Inc.	Canada	2,100	216,216
[b]	Manhattan Associates, Inc.	United States	1,140	320,773
[b]	SPS Commerce, Inc.	United States	376	73,008
				784,759
	Specialty Retail 0.2%
	ZOZO, Inc.	Japan	512	18,663
	Trading Companies & Distributors 8.9%
	Fastenal Co.	United States	5,775	412,451
	WW Grainger, Inc.	United States	484	502,784
				915,235
	Total Common Stocks (Cost $8,243,174)			10,194,014
	Total Investments (Cost $8,243,174) 98.9%			10,194,014
	Other Assets, less Liabilities 1.1%			115,714
	Net Assets 100.0%			$ 10,309,728
[a]Variable interest entity (VIE). See Note 7 regarding investments made through a VIE structure. At September 30, 2024, the aggregate value of these securities was $400,735, representing 3.9% of net assets.
[b]Non-income producing.
See Abbreviations on page 171.
3	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Franklin Dynamic Municipal Bond ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$24.42	$23.88	$24.81	$26.32	$24.72	$24.97
Income from investment operations[a]:
Net investment income[b]	0.52	0.97	0.74	0.61	0.59	0.58
Net realized and unrealized gains (losses)	0.51	0.50	(0.96)	(1.56)	1.59	(0.17)
Total from investment operations	1.03	1.47	(0.22)	(0.95)	2.18	0.41
Less distributions from net investment income	(0.51)	(0.93)	(0.71)	(0.56)	(0.58)	(0.66)
Net asset value, end of period	$24.94	$24.42	$23.88	$24.81	$26.32	$24.72
Total return[c]	4.27%	6.37%	(0.82)%	(3.70)%	8.84%	1.61%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.30%	0.30%	0.57%	0.75%	1.01%	1.46%
Expenses net of waiver and payments by affiliates	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	4.27%	4.07%	3.12%	2.32%	2.29%	2.29%
Supplemental data
Net assets, end of period (000’s)	$323,020	$196,593	$101,497	$76,908	$42,112	$12,362
Portfolio turnover rate[e]	29.29%[f]	82.59%[f]	64.13%[f]	27.62%[f]	14.05%[f]	35.28%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Ratios are annualized for periods less than one year.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash ("Cash creations").
[f]Portfolio turnover rate excluding cash creations was as follows:	29.29%	82.59%	64.13%	27.62%	14.05%	35.28%
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	4

Franklin Templeton ETF Trust
Schedule of Investments, September 30, 2024 (unaudited)
Franklin Dynamic Municipal Bond ETF
		Principal Amount*	Value
	Corporate Bonds & Notes 1.0%
	Arizona 0.8%
	Grand Canyon University, 5.125%, 10/01/28	3,000,000	$ 2,818,920
	Puerto Rico 0.2%
[a]	AES Puerto Rico LP, 12.50%, 12/15/25	638,904	638,904
	Total Corporate Bonds & Notes (Cost $3,385,225)		3,457,824
	Municipal Bonds 98.2%
	Alabama 4.7%
	Black Belt Energy Gas District,
	[a] Gas Project No 8, Series A, 4.00%, 12/01/52	500,000	504,121
	[a] Gas Project, Series E, 5.00%, 5/01/53	525,000	550,512
	[a] Refunding, 4.00%, 6/01/51	240,000	247,233
	[a] Series A, 5.25%, 5/01/55	1,500,000	1,653,848
[b]	County of Mobile, Gomesa Projects, 4.00%, 11/01/45	100,000	96,134
	Energy Southeast A Cooperative District,
	[a] Series A-1, 5.50%, 11/01/53	1,500,000	1,664,527
	[a] Series B, 5.25%, 7/01/54	4,000,000	4,430,970
	[a] Series B-1, 5.75%, 4/01/54	500,000	568,336
	Homewood Educational Building Authority, CHF - Horizons II LLC, 5.50%, 10/01/44	1,070,000	1,170,534
	MidCity Improvement District,
	[b] Special Assessment Area, Series 2024, 6.50%, 11/01/44	250,000	250,389
	Special Assessment, Series 2022, 4.25%, 11/01/32	600,000	551,929
[a]	Southeast Alabama Gas Supply District, Project No.1, Refunding, Series A, 5.00%, 8/01/54	2,000,000	2,174,738
[a]	Southeast Energy Authority A Cooperative District, Series A-1, 5.50%, 1/01/53	1,115,000	1,216,747
			15,080,018
	Alaska 0.3%
	Northern Tobacco Securitization Corp., Series A, 4.00%, 6/01/39	1,000,000	1,004,610
	Arizona 1.0%
[a]	Chandler Industrial Development Authority, Intel Corp, AMT, 5.00%, 9/01/42	1,030,000	1,060,088
	Glendale Industrial Development Authority, People of Faith Inc Obligated Group, 4.00%, 5/15/31	160,000	156,801
	Sierra Vista Industrial Development Authority,
	[b,c] American Leadership Academy Inc, 5.00%, 6/15/44	1,500,000	1,527,167
	[b] Georgetown Community Development Authority, 9.00%, 10/01/37	250,000	247,594
	Tempe Industrial Development Authority, Tempe Life Care Village Obligated Group, Refunding, 4.00%, 12/01/31	225,000	224,574
			3,216,224
	Arkansas 0.2%
[c]	Arkansas Development Finance Authority, 5.00%, 2/01/35	735,000	772,174
	California 9.9%
	California Community Choice Financing Authority,
	[a] 5.25%, 1/01/54	7,045,000	7,615,541
	[a] Clean Energy, Series B, 5.00%, 1/01/55	1,000,000	1,098,600
	[a] VRDN, 5.50%, 10/01/54	1,835,000	2,054,113
[b]	California Community College Financing Authority, NCCD-Napa Valley Properties LLC, Series 2022A, 4.25%, 7/01/32	500,000	501,396
	California Community Housing Agency,
	[b] Arbors Apartments, Series A, 5.00%, 8/01/50	1,650,000	1,640,411
	[b] Aster Apartments, Series A-2, 4.00%, 2/01/43	900,000	841,915
	[b] Brio Apartments & Next on Lex Apartments, Series A, 4.00%, 8/01/47	285,000	239,920
	[b] Fountains at Emerald Park, 4.00%, 8/01/46	995,000	879,363
	[b] K Street Flats, 4.00%, 8/01/50	740,000	610,869
	[b] Verdant at Green Valley Apartments, 5.00%, 8/01/49	1,685,000	1,646,109
5	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Dynamic Municipal Bond ETF (continued)
		Principal Amount*	Value
	Municipal Bonds (continued)
	California (continued)
	California Health Facilities Financing Authority, Episcopal Communities & Services for Seniors Obligated Group, Series A, 3.85%, 11/15/27	1,000,000	$ 1,007,352
	California Municipal Finance Authority,
	Caritas Corp, Refunding Series 2021B, 3.00%, 8/15/31	145,000	140,697
	LAX Integrated Express Solutions LLC, AMT, 3.50%, 12/31/35	150,000	144,510
	LAX Integrated Express Solutions LLC, AMT, Series A-P3, 5.00%, 12/31/43	110,000	112,743
	Series C, 5.50%, 9/01/34	60,000	65,036
	Series C, 5.75%, 9/01/37	355,000	383,199
	Series C, 6.00%, 9/01/42	630,000	682,727
	Series D, 6.00%, 9/01/42	265,000	289,517
	California Pollution Control Financing Authority,
	[b,d] CalPlant I LLC, AMT, 7.50%, 7/01/32	250,000	3,375
	[a,b] Republic Services Inc, AMT, Refunding, VRDN, 4.05%, 7/01/43	500,000	499,593
	California School Finance Authority,
	[b] 5.00%, 6/01/27	50,000	51,416
	[b] Classical Academy Obligated Group, Series 2020A, 3.00%, 10/01/30	180,000	172,634
	[b] John Adams Academies Obligated Group, Series 2022A, 4.50%, 7/01/32	250,000	252,238
	[b] Summit Public Schools Obligated Group, 5.00%, 6/01/27	50,000	52,815
[b]	City & County of San Francisco Special Tax District No., 4.00%, 9/01/36	100,000	100,943
[b]	CMFA Special Finance Agency, Solana at Grand, Series A-2, 4.00%, 8/01/45	985,000	881,643
[b]	CMFA Special Finance Agency VII, The Breakwater Apartments, 4.00%, 8/01/47	830,000	747,227
[b]	CMFA Special Finance Agency VIII, Junior-Elan Huntington Beach, 4.00%, 8/01/47	1,350,000	1,215,370
[b]	CMFA Special Finance Agency XII, Allure Apartments, 4.375%, 8/01/49	1,625,000	1,418,656
	CSCDA Community Improvement Authority,
	[b] Jefferson Anaheim Social Bonds, 2.875%, 8/01/41	155,000	147,953
	[b] Renaissance at City Center, 5.00%, 7/01/51	1,100,000	1,101,788
	[b] Towne at Glendale Apartments, 5.00%, 9/01/37	900,000	922,426
	[b] Waterscape Apartments, Series B, 4.00%, 9/01/46	1,055,000	916,720
[b]	Elsinore Valley Municipal Water District, Community Facilities District No 2020, Series 2021A, 4.00%, 9/01/27	100,000	100,225
[a]	Long Beach Bond Finance Authority, Series B, 3 mo. USD Term SOFR + 1.45%, 5.054%, 11/15/27	1,000,000	1,012,493
	Perris Joint Powers Authority, Refunding, Series 2017B, 5.00%, 9/01/25	100,000	101,853
	River Islands Public Financing Authority,
	Community Facilities District No 2003-, 5.00%, 9/01/32	500,000	524,171
	Series 2023-1, 5.00%, 9/01/38	435,000	465,148
[a]	Southern California Public Power Authority, Libor-Project No 1, Series A, 3 mo. USD Term SOFR + 1.47%, 5.161%, 11/01/38	1,215,000	1,193,134
			31,835,839
	Colorado 3.3%
	Colorado Educational & Cultural Facilities Authority, Golden View Classical Academy, Refunding, 4.00%, 1/01/32	200,000	198,625
	Colorado Health Facilities Authority,
	[a] Children’s Hospital Colorado Obligated Group, Refunding, VRDN, Series A, 4.05%, 12/01/52	900,000	900,000
	Christian Living Neighborhoods Obligated Group, Refunding, 4.00%, 1/01/29	100,000	98,955
	CommonSpirit Health Obligated Group, Refunding, Series A-1, 4.00%, 8/01/38	390,000	394,362
	CommonSpirit Health Obligated Group, Series A, 4.00%, 8/01/37	1,480,000	1,503,140
	CommonSpirit Health Obligated Group, Series A, 4.00%, 8/01/39	1,395,000	1,401,192
	CommonSpirit Health Obligated Group, Series A, Refunding, 5.00%, 8/01/39	1,935,000	2,049,784
	Denver Health & Hospital Authority,
	[b] Refunding, Series A, 4.00%, 12/01/36	105,000	99,595
	Refunding, Series A, 4.00%, 12/01/37	1,020,000	1,002,650
franklintempleton.com	Semi-Annual Report	6

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Dynamic Municipal Bond ETF (continued)
		Principal Amount*	Value
	Municipal Bonds (continued)
	Colorado (continued)
[a]	E-470 Public Highway Authority, Refunding, Series B, VRDN, 1 day USD SOFR + 0.75%, 3.993%, 9/01/39	1,000,000	$ 1,000,681
	Southglenn Metropolitan District, Refunding, 5.00%, 12/01/30	100,000	100,048
	Southlands Metropolitan District No. 1,
	Refunding, Series 2017A-1, 3.50%, 12/01/27	200,000	199,592
	Series A-2, 3.50%, 12/01/27	160,000	158,154
	Sterling Ranch Community Authority Board, Special Assessment, Special Improvement District N, 5.625%, 12/01/43	1,500,000	1,570,793
			10,677,571
	Connecticut 0.8%
	Connecticut State Health & Educational Facilities Authority,
	Masonicare Corp Obligated Group, Refunding, Series F, 5.00%, 7/01/37	1,050,000	1,062,548
	[b] McLean Affiliates Obligated Group, Series A, 5.00%, 1/01/30	150,000	150,834
	Sacred Heart University Inc, 5.00%, 7/01/29	5,000	5,273
	[a] Yale University, VRDN, Series V-2, 3.60%, 7/01/36	1,400,000	1,400,000
			2,618,655
	Delaware 0.0%†
	County of Kent, CHF-Dover LLC, 5.00%, 7/01/29	100,000	103,507
	Florida 15.3%
	Abbott Square Community Development District, 2022 Project, Special Assessment, 5.00%, 6/15/32	200,000	207,455
[a]	Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics Obligated Group, Series A, 1 day USD SOFR + 0.87%, 4.113%, 12/01/37	405,000	387,673
	Antillia Community Development District, Special Assessment, Series 2024, 5.00%, 5/01/31	215,000	218,156
[b]	Artisan Lakes East Community Development District, Special Assessment, Series 2021-2, 2.30%, 5/01/26	100,000	97,338
[b]	Astonia Community Development District, Assessment Area One Project, Special Assessment, Series 2020, 3.375%, 5/01/30	145,000	142,726
	Avalon Groves Community Development District, Assessment Area 3, Special Assessment, 2.375%, 5/01/26	65,000	63,597
[b]	Avalon Park West Community Development District, 2020 Project Area, Special Assessment, Refunding, 3.25%, 5/01/30	100,000	99,090
	Avenir Community Development District, 2021A Project, Assessment Area Two, Special Assessment, 2.75%, 5/01/31	85,000	78,248
	Aventura Isles Community Development District, Special Assessment, Refunding, 5.00%, 5/01/43	1,210,000	1,239,229
	Babcock Ranch Community Independent Special District,
	Assessment Area 2C, Special Assessment, 3.00%, 5/01/30	50,000	48,602
	Assessment Area 3B, Special Assessment, 3.00%, 5/01/30	145,000	140,219
	Assessment Area, Special Assessment, Refunding, Series 2022, 4.125%, 5/01/27	465,000	466,084
	Belmond Reserve Community Development District, 2020 Project, Special Assessment, 3.25%, 5/01/30	100,000	97,009
	Berry Bay Community Development District, Assessment Area One, Special Assessment, 3.125%, 5/01/31	100,000	94,036
	Black Creek Community Development District, Expansion Area Project, Special Assessment, Series 2022, 5.125%, 6/15/32	100,000	104,422
	Capital Projects Finance Authority,
	Florida University Project, Refunding, Series A-1, 5.00%, 10/01/30	1,000,000	1,068,358
	Florida University Project, Refunding, Series A-1, 5.00%, 10/01/34	1,000,000	1,051,030
	Series A-1, 5.00%, 10/01/35	1,000,000	1,046,008
	University Project, Series 2020A-1, 5.00%, 10/01/32	1,555,000	1,645,230
	Capital Trust Agency, Inc.,
	[b] AcadeMir Charter School West, 3.00%, 7/01/31	125,000	116,818
	[b] Educational Growth Fund LLC, 3.375%, 7/01/31	95,000	92,834
	Liza Jackson Preparatory School Inc, 4.00%, 8/01/30	245,000	246,244
	[b] WFCS Holdings II LLC, Series 2021A, 3.30%, 1/01/31	300,000	286,553
7	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Dynamic Municipal Bond ETF (continued)
		Principal Amount*	Value
	Municipal Bonds (continued)
	Florida (continued)
[b,e]	Capital Trust Authority, zero cpn., 3/01/29	855,000	$ 681,276
	Caymas Community Development District, Assessment Area One, Special Assessment, 4.45%, 5/01/31	270,000	272,787
	Celebration Community Development District, Assessment Area One Project, Special Assessment, Series 2021, 3.125%, 5/01/41	50,000	43,899
	Central Parc Community Development District, Special Assessment, Series 2024, 5.70%, 5/01/44	250,000	254,985
	Coddington Community Development District, Special Assessment, Series 2022, 5.00%, 5/01/32	275,000	289,864
	Connerton East Community Development District, Assessment Area One, Special Assessment, Series 2023, 4.25%, 6/15/30	160,000	163,033
	Coral Keys Homes Community Development District, Special Assessment, Series 2020, 3.125%, 5/01/30	165,000	159,764
	Cordoba Ranch Community Development District, Special Assessment, Refunding, 3.00%, 5/01/31	100,000	96,168
	Cordova Palms Community Development District,
	Assessment Area 1, Special Assessment, 4.80%, 5/01/27	85,000	85,772
	Special Assessment, Series 2021, 2.80%, 5/01/31	100,000	92,057
[e]	County of Osceola Transportation Revenue, zero cpn., 10/01/32	150,000	109,944
[b]	Creekview Community Development District, Phase 2, Special Assessment, Series 2024, 5.375%, 5/01/44	470,000	473,102
[b]	Cypress Bluff Community Development District, Special Assessment, Series 2020A, 3.125%, 5/01/30	55,000	54,035
	Cypress Park Estates Community Development District, Special Assessment, Series 2022, 4.375%, 5/01/27	80,000	80,307
	Cypress Ridge Community Development District, Assessment Area One Project, Special Assessment, 4.875%, 5/01/30	440,000	448,864
	Darby Community Development District, Special Assessment, Series A-2, 5.875%, 5/01/35	500,000	520,772
	Del Webb Oak Creek Community Development District, 2023 Project, Special Assessment, 4.125%, 5/01/30	120,000	121,380
[b]	Downtown Doral South Community Development District, Assessment Area 2, Special Assessment, 4.25%, 12/15/28	195,000	196,093
[b]	DW Bayview Community Development District, Special Assessment, Series 2021, 3.00%, 5/01/32	100,000	96,176
	East 547 Community Development District, Assessment Area 2, Special Assessment, 5.50%, 5/01/30	185,000	191,024
	East Bonita Beach Road Community Development District, Assessment Area Two, Special Assessment, 3.00%, 5/01/32	100,000	95,598
	Edgewater East Community Development District,
	Assessment Area One, Special Assessment, 3.10%, 5/01/31	100,000	93,907
	Assessment Area Two, Special Assessment, 3.00%, 5/01/27	180,000	175,189
[b]	Enbrook Community Development District, Special Assessment, Series 2020, 3.00%, 5/01/30	100,000	93,985
	Entrada Community Development District, Special Assessment, Series 2024, 5.00%, 5/01/44	300,000	301,605
	Epperson North Community Development District, Assessment Area 2, Special Assessment, 3.00%, 5/01/31	80,000	74,395
	Escambia County Health Facilities Authority, Baptist Hospital Inc Obligated Group, Refunding, 5.00%, 8/15/34	2,000,000	2,122,629
	Everlands Community Development District, Assessment Area Two, Special Assessment, 5.25%, 6/15/44	275,000	283,200
	Everlands II Community Development District, Special Assessment, Series 2024, 5.20%, 6/15/44	125,000	126,782
	Florida Development Finance Corp.,
	[a,b] AAF Operations Holdings LLC, AMT, Refunding, VRDN, 12.00%, 7/15/32	800,000	853,383
	[a,b] Brightline Florida Holdings LLC, AMT, VRDN, Series A, 8.25%, 7/01/57	325,000	334,724
	[b] Glenridge on Palmer Ranch Obligated Group, Refunding, 5.00%, 6/01/31	200,000	210,515
	[b] Mayflower Retirement Community, Refunding, 4.00%, 6/01/31	100,000	96,139
	Refunding, Series A, 5.00%, 2/01/39	2,600,000	2,658,387
franklintempleton.com	Semi-Annual Report	8

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Dynamic Municipal Bond ETF (continued)
		Principal Amount*	Value
	Municipal Bonds (continued)
	Florida (continued)
	Flow Way Community Development District, Special Assessment, Series 2024, Refunding, 5.00%, 5/01/44	1,000,000	$ 1,023,874
[b]	Forest Lake Community Development District, Assessment Area 1 Project, Special Assessment, 3.25%, 5/01/30	145,000	141,733
	Gardens at Hammock Beach Community Development District, Special Assessment, Assessment Area One, 5.375%, 5/01/44	305,000	309,349
	Grand Oaks Community Development District, Assessment Area 2, Special Assessment, 4.00%, 5/01/30	150,000	149,535
	Grande Pines Community Development District, Assessment Area Two, Special Assessment, 4.65%, 5/01/34	515,000	523,700
	Hacienda North Community Development District, Special Assessment, Series 2023, 5.50%, 5/01/33	135,000	142,512
	Hammock Oaks Community Development District, Special Assessment, Assessment Area Two, 5.00%, 5/01/31	100,000	101,500
	Hammock Reserve Community Development District, Assessment Area One Project, Special Assessment, 3.25%, 5/01/30	100,000	97,205
	Hawkstone Community Development District, Assessment Area 4, Special Assessment, 4.375%, 5/01/30	95,000	96,186
	Herons Glen Recreation District, Special Assessment, Refunding, 3.00%, 5/01/32	100,000	98,506
	Hickory Tree Community Development District, Assessment Area One, Special Assessment, 4.50%, 5/01/31	455,000	457,343
	Highland Trails Community Development District, Assessment Area One, Special Assessment, 4.70%, 5/01/31	220,000	223,093
	Hills of Minneola Community Development District, South Parcel Assessment Area, Special Assessment, 2.375%, 5/01/26	45,000	43,914
	Holly Hill Road East Community Development District, Assessment Area 3 Project, Special Assessment, 4.00%, 11/01/25	45,000	45,036
	Hunt Club Grove Community Development District, Special Assessment, Assessment Area One, 4.85%, 6/15/31	210,000	212,010
	Indigo Community Development District, 2021 Assessment Area, Phase A1, Special Assessment, 2.70%, 5/01/31	100,000	92,984
	Kelly Park Community Development District, Assessment Area One Project, Special Assessment, 5.125%, 11/01/30	280,000	286,610
	Kindred Community Development District II,
	Special Assessment, 5.65%, 5/01/43	315,000	334,780
	Special Assessment, Series 2020, 3.00%, 5/01/30	155,000	149,737
	Special Assessment, Series 2021, 2.20%, 5/01/26	25,000	24,415
	Kingman Gate Community Development District,
	Special Assessment, Series 2020, 3.125%, 6/15/30	110,000	107,951
	Special Assessment, Series 2021, 2.50%, 6/15/26	45,000	44,199
	Lakes at Bella Lago Community Development District, Special Assessment, 5.75%, 5/01/43	165,000	172,956
	Lakes by the Bay South Community Development District, Special Assessment, Refunding, Series 2024, 5.00%, 5/01/34	440,000	475,090
	Lakes of Sarasota Community Development District,
	Assessment Area One, Special Assessment, 3.40%, 5/01/31	135,000	129,743
	Assessment Area Two, Special Assessment, 3.00%, 5/01/26	80,000	79,122
	Special Assessment, Series A, 5.30%, 5/01/44	425,000	430,460
	Lakewood Ranch Stewardship District,
	Azario Project, Special Assessment, Series 2020, 3.20%, 5/01/30	175,000	168,842
	[b] Lorraine Lakes Project, Special Assessment, Series 2020, 3.125%, 5/01/30	60,000	57,326
	[b] Northeast Sector Project, Special Assessment, Refunding, 3.20%, 5/01/30	100,000	95,881
	Star Farms at Lakewood Ranch Proj-Phase 1/2, Special Assessment, 2.70%, 5/01/31	100,000	91,493
	Taylor Ranch Project, Special Assessment, 6.125%, 5/01/43	500,000	539,024
	Villages Lakewood Ranch South, Special Assessment, Series 2016, 4.25%, 5/01/26	945,000	948,581
9	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Dynamic Municipal Bond ETF (continued)
		Principal Amount*	Value
	Municipal Bonds (continued)
	Florida (continued)
	Lawson Dunes Community Development District, Special Assessment, Series 2022, 4.375%, 5/01/27	100,000	$ 100,533
	Lee County Industrial Development Authority, Shell Point Obligated Group, 4.375%, 11/15/29	1,000,000	1,007,720
	Longleaf Community Development District,
	[b] Neighborhood 4 Assessment Area One, Special Assessment, 4.50%, 5/01/31	140,000	142,265
	[b,c] Special Assessment, Series A, 4.375%, 5/01/31	250,000	250,460
	Los Cayos Community Development District, 2024 Project, Special Assessment, 4.40%, 6/15/31	300,000	303,935
	LT Ranch Community Development District, Phase IIA Assessment Area, Special Assessment, 5.00%, 5/01/27	105,000	106,459
[b]	Magnolia Park Community Development District, Special Assessment, Refunding, 4.00%, 5/01/31	47,000	48,333
	Marion Ranch Community Development District, Special Assessment, 5.10%, 5/01/31	215,000	218,099
	Meadow View at Twin Creeks Community Development District, Phase 4, Special Assessment, 3.00%, 5/01/31	75,000	69,711
	Miami Health Facilities Authority, Miami Jewish Health Systems Obligated Group, Refunding, 5.00%, 7/01/28	150,000	146,634
	Middleton Community Development District A, Special Assessment, Series 2022, 5.45%, 5/01/32	200,000	215,681
	Mirada II Community Development District, 2021 Project Area, Special Assessment, 3.125%, 5/01/31	100,000	91,915
[b]	Normandy Community Development District, Assessment Area One, Special Assessment, 5.30%, 5/01/44	335,000	337,383
[b]	North Powerline Road Community Development District, Special Assessment, Series 2022, 4.75%, 5/01/27	125,000	125,960
	North River Ranch Improvement Stewardship District, Special Assessment, Series A, 5.70%, 5/01/29	145,000	149,058
	North-1 Pasco Community Development District, Assessment Area Two, Special Assessment, Series A, 3.25%, 5/01/31	50,000	47,296
	Old Hickory Community Development District, Special Assessment, Series 2020, 3.00%, 6/15/30	100,000	95,977
	Palermo Community Development District, 2023 Project, Special Assessment, 4.125%, 6/15/30	75,000	76,046
	Palm Beach County Health Facilities Authority,
	Jupiter Medical Center Obligated Group, 5.00%, 11/01/32	300,000	327,938
	Jupiter Medical Center Obligated Group, 5.00%, 11/01/40	285,000	302,043
	Jupiter Medical Center Obligated Group, Series A, 5.00%, 11/01/42	145,000	152,404
	Lifespace Communities Inc Obligated Group, Refunding, Series C, 4.00%, 5/15/35	15,000	14,682
	Lifespace Communities Inc Obligated Group, Refunding, Series C, 5.00%, 5/15/27	292,000	292,746
	Lifespace Communities, Inc., 5.00%, 5/15/41	450,000	452,689
	Palm Coast Park Community Development District,
	Sawmill Branch - Phase 7, Special Assessment, 5.00%, 5/01/44	270,000	271,255
	Sawmill Branch Phase 2, Special Assessment, 4.15%, 5/01/27	200,000	200,908
	Parkview at Long Lake Ranch Community Development District, Special Assessment, Series 2020, 3.125%, 5/01/30	100,000	94,609
	Parrish Lakes Community Development District,
	Assessment Area One Project, Special Assessment, 4.00%, 5/01/30	265,000	265,303
	Assessment Area Three, Special Assessment, 5.00%, 5/01/31	285,000	287,189
	Parrish Plantation Community Development District,
	Assessment Area One, Special Assessment, 3.125%, 5/01/31	100,000	93,992
	Special Assessment, Assessment Area Four Project-S, 4.75%, 5/01/31	90,000	91,373
	Special Assessment, Assessment Area Three Project, 5.80%, 5/01/44	200,000	207,885
	Peace Creek Village Community Development District, Special Assessment, Series 2024, 4.625%, 5/01/31	370,000	375,124
	Pine Ridge Plantation Community Development District, Subordinate Lien, Special Assessment, Refunding, Series 2020A-2, 3.30%, 5/01/30	150,000	147,266
	Preserve at South Branch Community Development District, Phase 3, Special Assessment, Series 2021, 3.00%, 5/01/31	100,000	96,966
franklintempleton.com	Semi-Annual Report	10

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Dynamic Municipal Bond ETF (continued)
		Principal Amount*	Value
	Municipal Bonds (continued)
	Florida (continued)
	Regal Village Community Development District, Special Assessment Area, 5.20%, 5/01/44	190,000	$ 194,466
	Reunion East Community Development District, Special Assessment, Series 2021, 2.85%, 5/01/31	100,000	91,923
	River Hall Community Development District, Special Assessment, Series A, 6.25%, 5/01/43	170,000	183,611
	Rivers Edge II Community Development District, Special Assessment, Series 2021, 3.00%, 5/01/31	100,000	93,148
[b]	Rivers Edge III Community Development District, Special Assessment, Series 2021, 2.40%, 5/01/26	100,000	97,625
[b]	Rye Ranch Community Development District, Assessment Area One, Special Assessment, Refunding, 5.00%, 11/01/30	45,000	45,971
	Saddle Creek Preserve of Polk County Community Development District, Assessment Area One, Special Assessment, 3.00%, 6/15/30	80,000	77,315
	Sanctuary Cove Community Development District, Special Assessment, Series 2018, 2.125%, 5/01/26	135,000	131,242
	Sandmine Road Community Development District,
	[b] Assessment Area One, Special Assessment, 3.125%, 5/01/30	100,000	98,460
	Assessment Area Two, Special Assessment, 2.30%, 11/01/26	35,000	34,145
	Sandridge Community Development District, Special Assessment, Series 2021A1, 2.875%, 5/01/26	100,000	98,960
	Sawgrass Village Community Development District, Assessment Area Two, Special Assessment, 6.125%, 11/01/43	155,000	166,033
	Sawyers Landing Community Development District, Special Assessment, Series 2021, 3.75%, 5/01/31	150,000	144,642
	Scenic Terrace North Community Development District, 2023 Assessment Area, Special Assessment, 5.125%, 5/01/30	500,000	511,141
[b]	Seaton Creek Reserve Community Development District, Assessment Area One, Special Assessment, 4.625%, 6/15/30	25,000	25,486
	Sebastian Isles Community Development District, Special Assessment, Series 2024, 5.00%, 5/01/44	175,000	176,442
	Sherwood Manor Community Development District, Assessment Area Two, Special Assessment, 4.625%, 5/01/30	110,000	112,069
	Shingle Creek at Bronson Community Development District, Special Assessment, Series 2021, 3.10%, 6/15/31	100,000	97,158
	Silver Oaks Community Development District, Special Assessment, 4.70%, 5/01/31	235,000	238,481
	Six Mile Creek Community Development District,
	Assessment Area 2, Phase 3, Special Assessment, 3.10%, 5/01/31	75,000	70,465
	[b,c] Project Area, Special Assessment, Series 2024, 5.10%, 5/01/44	230,000	230,804
[b]	Somerset Bay Community Development District, Special Assessment, Assessment Area One, 4.85%, 5/01/31	315,000	318,399
	Sorrento Pines Community Development District, Assessment Area One, 4.375%, 5/01/30	50,000	50,754
	South Fork East Community Development District, Special Assessment, Refunding, Series 2005, 4.00%, 5/01/31	1,335,000	1,325,892
	Southern Groves Community Development District No. 5,
	Special Assessment, Series 2022, 5.80%, 5/01/42	400,000	433,347
	Special Assessment, Series 2024, 5.45%, 5/01/44	350,000	360,271
	Springs at Lake Alfred Community Development District, Assessment Area One, Special Assessment, 5.25%, 5/01/44	365,000	372,701
	St. Augustine Lakes Community Development District,
	2022 Project, Special Assessment, 4.70%, 6/15/29	360,000	365,802
	2022 Project, Special Assessment, 5.375%, 6/15/42	95,000	99,079
[b]	Stillwater Community Development District, 2021 Project, Special Assessment, 3.00%, 6/15/31	100,000	92,941
[b]	Stuart Crossing Community Development District, Assessment Area One Project, Special Assessment, 4.375%, 5/01/31	195,000	196,889
	Summer Woods Community Development District, Assessment Area Three Project, Special Assessment, 3.15%, 5/01/31	75,000	70,222
	Summit View Community Development District, Assessment Area Two, Special Assessment, 4.75%, 5/01/31	480,000	484,242
11	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Dynamic Municipal Bond ETF (continued)
		Principal Amount*	Value
	Municipal Bonds (continued)
	Florida (continued)
	Sunbridge Stewardship District, Special Assessment, Series 2022, 4.50%, 5/01/27	135,000	$ 136,279
	Tamarindo Community Development District, Special Assessment, Series 2021, 3.00%, 5/01/31	100,000	93,043
	Timber Creek Southwest Community Development District, Special Assessment, Series 2020, 3.00%, 6/15/30	150,000	141,588
	Tohoqua Community Development District,
	Phase 2 Project, Special Assessment, 2.875%, 5/01/31	100,000	95,273
	Phase 4A/5A Project, Special Assessment, Series 2021, 2.50%, 5/01/26	115,000	112,609
	Tradition Community Development District No. 9, Special Assessment, Series 2021, 2.70%, 5/01/31	100,000	91,125
[b]	Trevesta Community Development District, Assessment Area Two, Special Assessment, 3.25%, 5/01/30	100,000	97,947
	Twisted Oaks Pointe Community Development District, Assessment Area Two Project, Special Assessment, 5.875%, 5/01/43	170,000	178,887
[b]	Two Lakes Community Development District, Special Assessment, Series 2017, 4.00%, 12/15/28	245,000	244,988
	Two Rivers West Community Development District,
	Special Assessment, Series 2, 5.25%, 5/01/28	320,000	325,457
	Special Assessment, Series 2, 5.375%, 5/01/33	150,000	157,501
	V-Dana Community Development District, Assessment Area One-2021 Project, Special Assessment, Series 2021P, 3.125%, 5/01/31	100,000	94,982
[b]	Venetian Parc Community Development District, Assessment Area Two, Refunding, 5.00%, 5/01/44	1,000,000	1,024,179
	Veranda Community Development District II,
	Assessment Area 5, Special Assessment, Refunding, 4.50%, 5/01/31	360,000	365,989
	[b] Special Assessment, Refunding, 3.10%, 5/01/31	70,000	65,480
	Viera Stewardship District, Village 2, Special Assessment, Series 2021, 2.80%, 5/01/31	130,000	118,920
	Village Community Development District No. 13, Limited Offering, Special Assessment, Series 2019, 3.00%, 5/01/29	100,000	97,644
	Villamar Community Development District,
	Assessment Area Five Project, Special Assessment, 5.625%, 5/01/43	200,000	210,423
	Assessment Area Six Project, Special Assessment, 4.625%, 5/01/31	210,000	213,872
[b]	Waterford Community Development District, Assessment Area Two, Special Assessment, 5.20%, 5/01/44	650,000	651,707
	Waterset South Community Development District, Special Assessment, Series 2022, 5.375%, 5/01/32	100,000	105,093
	West Villages Improvement District,
	Unit of Development No 7, Special Assessment, 3.125%, 5/01/31	100,000	93,385
	Unit of Development No 8, Special Assessment, 4.625%, 5/01/29	175,000	177,873
	Willowbrook Community Development District, Special Assessment, Assessment Area One Project, 4.95%, 5/01/31	205,000	207,709
	Windsor Cay Community Development District, Special Assessment, Assessment Area One Project, 4.60%, 5/01/31	250,000	253,127
	Windward Community Development District,
	Special Assessment, Series 2020A-1, 3.65%, 5/01/30	100,000	97,208
	Special Assessment, Series A-1, 3.00%, 5/01/25	60,000	59,634
	Wiregrass II Community Development District, Assessment Area Two, Special Assessment, 4.50%, 5/01/27	225,000	226,297
	Yarborough Lane Community Development District,
	Special Assessment, Series 2024, 4.75%, 5/01/31	250,000	251,769
	Special Assessment, Series 2024, 5.35%, 5/01/44	245,000	248,287
			49,419,627
	Georgia 2.9%
[b]	Development Authority of Rockdale County, AHPC Terraces at Fieldstone LLC, Series 2021B-S, 4.50%, 12/01/36	100,000	90,136
[b]	George L Smith II Congress Center Authority, Signia Hotel Management LLC, 3.625%, 1/01/31	350,000	335,195
franklintempleton.com	Semi-Annual Report	12

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Dynamic Municipal Bond ETF (continued)
		Principal Amount*	Value
	Municipal Bonds (continued)
	Georgia (continued)
	Main Street Natural Gas, Inc.,
	[a,b] Gas Supply Revenue, VRDN, Series C, 4.00%, 8/01/52	1,000,000	$ 998,771
	[a] Series A, 5.00%, 6/01/53	4,000,000	4,273,083
	[a] Series B, 5.00%, 12/01/54	1,000,000	1,097,250
	[a] Series E, 5.00%, 12/01/53	1,325,000	1,443,723
	[a] Series E-2, 1 day USD SOFR + 1.70%, 4.943%, 12/01/53	1,000,000	1,031,743
			9,269,901
	Idaho 0.3%
	Idaho Housing & Finance Association,
	[b] College of Idaho Inc, Refunding, 5.00%, 11/01/25	750,000	758,258
	White Pine Charter School Project, 5.25%, 5/01/38	300,000	323,666
			1,081,924
	Illinois 5.7%
[e]	Chicago Board of Education, Refunding, Series A, zero cpn., 12/01/25	500,000	479,297
	Chicago Board of Education Dedicated Capital Improvement Tax,
	5.00%, 4/01/38	2,155,000	2,370,881
	5.25%, 4/01/39	1,000,000	1,110,193
	Chicago Midway International Airport, AMT, Refunding, Series A, 5.50%, 1/01/38	750,000	854,621
	City of Chicago,
	Refunding, Series A, 5.00%, 1/01/34	1,100,000	1,190,796
	Refunding, Series B, 4.00%, 1/01/37	1,705,000	1,700,138
	Series A, 5.50%, 1/01/40	1,700,000	1,870,058
	Series A, 5.50%, 1/01/49	1,320,000	1,378,402
	Illinois Finance Authority,
	[b] Acero Charter Schools Inc Obligated Group, VRDN, 4.00%, 10/01/31	180,000	179,565
	Chicago School - California, Inc., 5.25%, 4/01/44	1,070,000	1,156,778
	[a] Field Museum of Natural History, Refunding, VRDN, 1 day USD SOFR + 1.20%, 4.588%, 11/01/34	390,000	389,605
	Lawndale Educational & Regional Network Charter School Obligated Group, Refunding, 4.00%, 11/01/30	250,000	255,219
	Lawndale Educational & Regional Network Charter School Obligated Group, Refunding, 4.00%, 11/01/31	255,000	259,535
	[a] OSF Healthcare System Obligated Group, VRDN, Refunding, 5.00%, 5/15/50	770,000	793,389
	The Chicago School, 5.25%, 4/01/37	130,000	146,710
	Westminster Village Inc Obligated Group, Series A, Refunding, 5.25%, 5/01/38	1,100,000	1,111,385
	Metropolitan Pier & Exposition Authority,
	McCormick Place Expansion, Refunding, 3.00%, 6/15/25	1,000,000	996,353
	State of Illinois McCormick Place Expansion Project Fund, Refunding, Series A, 4.00%, 12/15/42	390,000	390,064
	[e] zero cpn., 12/15/30	300,000	244,069
	Southwestern Illinois Development Authority,
	[e] Madison County Community Unit School District No 7 Edwardsville, zero cpn., 12/01/24	155,000	154,084
	[e] Madison County Community Unit School District No 7 Edwardsville, zero cpn., 12/01/24	95,000	94,360
	State of Illinois, 6.00%, 11/01/26	990,000	1,016,341
[b]	Upper Illinois River Valley Development Authority, 2018 IAVF Timber Oaks & Prairie View Obligated Group, Refunding, 3.50%, 12/01/32	107,715	98,339
	Village of Villa Park, Garden Station Redevelopment Area, 12/31/38	100,000	84,355
			18,324,537
	Indiana 0.7%
[b]	City of Jeffersonville, Vivera Senior Living of Columbus LLC, Series 2020A, 4.75%, 11/01/30	100,000	92,072
	Indiana Finance Authority,
	Ohio Valley Electric Corp, Series 2012C, 3.00%, 11/01/30	150,000	145,966
	University of Evansville, 7.00%, 9/01/32	170,000	166,511
13	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Dynamic Municipal Bond ETF (continued)
		Principal Amount*	Value
	Municipal Bonds (continued)
	Indiana (continued)
[b]	Indiana Housing & Community Development Authority, Vita of Marion LLC, Series 2021A, 5.00%, 4/01/31	765,000	$ 721,571
	Indianapolis Local Public Improvement Bond Bank, Convention Center Hotel, 5.50%, 3/01/38	1,000,000	1,126,239
			2,252,359
	Iowa 2.3%
	Crawford County Memorial Hospital, Inc., 5.00%, 6/15/27	515,000	523,213
	Iowa Finance Authority,
	[a] Iowa Fertilizer Co LLC, Refunding, 5.00%, 12/01/50	2,425,000	2,842,722
	Lifespace Communities Inc Obligated Group, Refunding, 6.75%, 5/15/33	770,000	883,814
	Lifespace Communities Inc Obligated Group, Refunding, Series B, 7.25%, 5/15/38	500,000	579,550
	Lifespace Communities Inc Obligated Group, Series A, 4.125%, 5/15/38	125,000	121,626
	Lifespace Communities Inc Obligated Group, Series A, 5.00%, 5/15/32	510,000	516,869
	Lifespace Communities Inc Obligated Group, Series A, 5.00%, 5/15/41	1,060,000	1,066,335
	[a] Lifespace Communities Inc Obligated Group, Series B, 1 day USD SOFR + 0.55%, 3.931%, 5/15/56	500,000	473,412
	Lifespace Communities, Inc., Series A, 5.00%, 5/15/43	235,000	236,938
	Iowa Tobacco Settlement Authority, Refunding, Series 2021B-1, 4.00%, 6/01/49	85,000	85,740
			7,330,219
	Kentucky 1.0%
	Kentucky Public Energy Authority,
	[a] Kentucky Public Energy Authority, VRDN, Series A-2, 1 day USD SOFR + 1.20%, 4.443%, 8/01/52	1,285,000	1,288,339
	[a] Refunding, Series B, 5.00%, 1/01/55	1,765,000	1,931,323
	Louisville/Jefferson County Metropolitan Government, Bellarmine University Inc, Refunding, 4.00%, 5/01/29	100,000	94,589
			3,314,251
	Louisiana 0.7%
	Lakeshore Villages Master Community Development District, Special Assessment, Series 2022, 5.00%, 6/01/32	245,000	251,733
	Louisiana Local Government Environmental Facilities & Community Development Authority,
	[b] Parish of St John the Baptist LA, 3.90%, 11/01/44	175,000	166,549
	[b] Patriot Services Group Obligated Group, 5.25%, 10/01/32	145,000	130,909
	Westlake Corp, Refunding, 3.50%, 11/01/32	1,625,000	1,601,319
			2,150,510
	Maine 0.3%
	Maine State Housing Authority, Series D, 4.50%, 11/15/44	1,000,000	1,019,953
	Maryland 0.6%
	City of Baltimore,
	Harbor Point Special Taxing District, 4.25%, 6/01/26	375,000	377,582
	[b] Harbor Point Special Taxing District, Refunding, 3.25%, 6/01/31	100,000	95,520
	County of Frederick, Oakdale-Lake Linganore Development District, 3.25%, 7/01/29	140,000	136,578
	Maryland Economic Development Corp.,
	Purple Line Transit Partners LLC, AMT, Series B, 5.00%, 12/31/38	180,000	192,254
	Purple Line Transit Partners LLC, AMT, Series B, 5.00%, 6/30/39	410,000	436,376
[b]	Town of La Plata MD, Heritage Green Special Taxing District, 5.75%, 2/15/35	680,000	694,888
			1,933,198
	Massachusetts 1.3%
	Massachusetts Development Finance Agency,
	[b] CHF Merrimack Inc, Series A, 5.00%, 7/01/44	1,000,000	1,051,137
	[a] Children’s Hospital Corp Obligated Group, Refunding, Series U-1, VRDN, 3.80%, 3/01/48	1,000,000	1,000,000
	Foxborough Regional Charter School, Refunding, 5.00%, 7/01/27	60,000	61,072
	Salem Community Corp Obligated Group, Refunding, 5.00%, 1/01/28	200,000	201,955
franklintempleton.com	Semi-Annual Report	14

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Dynamic Municipal Bond ETF (continued)
		Principal Amount*	Value
	Municipal Bonds (continued)
	Massachusetts (continued)
	Massachusetts Educational Financing Authority, AMT, Series B, 4.25%, 7/01/44	500,000	$ 493,913
[a]	Massachusetts Health & Educational Facilities Authority, Baystate Total Home Care Inc, Series K, 3.80%, 7/01/39	1,300,000	1,300,000
			4,108,077
	Michigan 2.1%
	City of Detroit,
	Series A, 5.00%, 4/01/35	350,000	381,769
	Series C, 6.00%, 5/01/43	375,000	431,933
	Grand Rapids Economic Development Corp.,
	Michigan Christian Home Obligated Group, Refunding, 4.00%, 11/01/27	285,000	284,011
	Michigan Christian Home Obligated Group, Refunding, Series A, 4.25%, 11/01/38	45,000	43,064
[b]	Kalamazoo Economic Development Corp., Friendship Village of Kalamazoo Obligated Group, Refunding, 5.00%, 8/15/31	110,000	108,797
	Michigan Finance Authority,
	Lawrence Technological University Obligated Group, Refunding, 4.00%, 2/01/27	145,000	144,126
	Lawrence Technological University Obligated Group, Refunding, 4.00%, 2/01/32	285,000	276,276
	Provident Group - HFH Energy LLC, 4.125%, 2/29/44	870,000	865,313
	University of Detroit Mercy Obligated Group, 5.25%, 11/01/35	800,000	868,363
	University of Detroit Mercy Obligated Group, Refunding, 5.25%, 11/01/39	500,000	534,447
	Michigan Strategic Fund,
	I-75 Improvement Project, AMT, 5.00%, 12/31/33	50,000	52,401
	Improvement Project-P3, AMT, 4.125%, 6/30/35	620,000	627,000
	State of Michigan Department of Transportation, AMT, 5.00%, 6/30/48	100,000	102,591
[a]	University of Michigan, VRDN, Series D-1, 3.80%, 12/01/24	2,125,000	2,125,000
			6,845,091
	Minnesota 0.7%
[a]	City of Minneapolis, Fairview Health Services Obligated Group, VRDN, Series C, 3.95%, 11/15/48	800,000	800,000
	Duluth Economic Development Authority, Benedictine Health System Obligated Group, Refunding, 4.00%, 7/01/31	125,000	120,965
[a]	Minnesota Municipal Gas Agency, VRDN, Series B, 1 day USD SOFR + 1.00%, 4.236%, 12/01/52	1,400,000	1,404,121
			2,325,086
	Mississippi 0.6%
[b]	Mississippi Development Bank, Magnolia Regional Health Center, Refunding, 5.00%, 10/01/31	150,000	156,218
	Mississippi Home Corp.,
	[b] Patriot Services Group Obligated Group, Series 2021D-8, 3.50%, 6/01/33	100,000	87,965
	Patriot Services Group Pascagoula Portfolio II Obligated Group, Series 2021A, 3.65%, 6/01/33	100,000	89,009
	Series C, 4.65%, 12/01/44	1,500,000	1,542,008
			1,875,200
	Missouri 0.7%
	City of Maryland Heights, Westport Plaza Redevelopment, 3.625%, 11/01/31	25,000	25,074
	Health & Educational Facilities Authority of the State of Missouri,
	[a] Washington University, Series B, VRDN, 3.80%, 2/15/33	900,000	900,000
	[a] Washington University, Series B, VRDN, 3.95%, 3/01/40	200,000	200,000
	Missouri Housing Development Commission, First Place Homeownership Loan Series E, 4.125%, 11/01/39	1,000,000	1,026,963
			2,152,037
	Nebraska 0.3%
	Nebraska Investment Finance Authority, Series E, 4.50%, 9/01/44	1,000,000	1,018,451
15	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Dynamic Municipal Bond ETF (continued)
		Principal Amount*	Value
	Municipal Bonds (continued)
	Nevada 1.4%
	City of Las Vegas Special Improvement District No. 611, Special Improvement District No 611, Special Assessment, 3.50%, 6/01/31	160,000	$ 150,530
	City of Las Vegas Special Improvement District No. 816, Special Assessment, 2.50%, 6/01/29	200,000	186,118
[b]	City of North Las Vegas, NV Special Improvement District No 66, Special Assessment, 5.00%, 6/01/28	140,000	144,740
	Nevada Housing Division, Series E, 4.10%, 10/01/39	1,000,000	1,026,175
	Reno-Tahoe Airport Authority,
	Reno-Tahoe Airport Authority, AMT, Series A, 5.25%, 7/01/42	655,000	719,605
	Reno-Tahoe Airport Authority, AMT, Series A, 5.25%, 7/01/43	1,000,000	1,094,037
[a]	State of Nevada Department of Business & Industry, DesertXpress Enterprises LLC, AMT, VRDN, A-4, 8.125%, 1/01/50	750,000	772,441
	Tahoe-Douglas Visitors Authority, 5.00%, 7/01/31	250,000	268,416
			4,362,062
	New Jersey 0.4%
	New Jersey Economic Development Authority,
	[a] American Water Co Inc, AMT, Refunding, VRDN, 2.20%, 10/01/39	100,000	89,816
	Provident Group-Kean Properties LLC, 5.00%, 7/01/32	100,000	101,608
	Provident Group-Kean Properties LLC, 5.00%, 7/01/37	50,000	50,430
	United Airlines Inc, 5.25%, 9/15/29	215,000	215,251
	New Jersey Higher Education Student Assistance Authority, AMT, Series B, 4.00%, 12/01/44	1,000,000	976,539
			1,433,644
	New Mexico 0.2%
	New Mexico Mortgage Finance Authority, Series E, 4.125%, 9/01/39	700,000	718,561
	New York 6.3%
[a]	City of New York, Series B3, 4.05%, 10/01/46	500,000	500,000
	Metropolitan Transportation Authority,
	Green Bond, Series 2017C-1, 5.00%, 11/15/28	500,000	538,148
	Green Bond, Series 2017C-1, 5.00%, 11/15/30	530,000	566,620
	[a] Series D-2, VRDN, 3.75%, 11/01/35	200,000	200,000
[a]	Nassau County Industrial Development Agency, Cold Spring Harbor Laboratory, Refunding, VRDN, 4.05%, 1/01/34	1,700,000	1,700,000
	New York City Municipal Water Finance Authority,
	[a] New York City Water & Sewer System, Series BB, 4.00%, 6/15/49	300,000	300,000
	[a] VRDN, 4.05%, 6/15/33	4,675,000	4,675,000
	New York State Dormitory Authority, St Joseph’s College, 5.00%, 7/01/30	65,000	66,954
[a,b]	New York State Environmental Facilities Corp., Casella Waste Systems Inc, AMT, VRDN, 5.125%, 9/01/50	250,000	263,225
	New York Transportation Development Corp.,
	American Airlines Inc, AMT, Refunding, 2.25%, 8/01/26	60,000	58,520
	American Airlines Inc, AMT, Refunding, 3.00%, 8/01/31	210,000	198,389
	American Airlines Inc, AMT, Refunding, 5.25%, 8/01/31	70,000	74,996
	Delta Air Lines Inc, AMT, 5.00%, 1/01/25	250,000	250,726
	Delta Air Lines Inc, AMT, 5.625%, 4/01/40	785,000	853,731
	Delta Air Lines Inc, AMT, 6.00%, 4/01/35	1,790,000	2,025,669
	Delta Air Lines, Inc, AMT, 4.00%, 1/01/36	1,490,000	1,490,827
	Delta Air Lines, Inc, AMT, 5.00%, 10/01/40	4,300,000	4,464,144
	JFK NTO LLC, AMT, 5.25%, 6/30/43	500,000	541,074
	JFK NTO LLC, AMT, 5.50%, 6/30/38	250,000	278,015
[b]	Oneida Indian Nation of New York, Series B, 6.00%, 9/01/43	250,000	278,120
	Suffolk Regional Off-Track Betting Co., 5.75%, 12/01/44	1,000,000	1,050,491
			20,374,649
franklintempleton.com	Semi-Annual Report	16

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Dynamic Municipal Bond ETF (continued)
		Principal Amount*	Value
	Municipal Bonds (continued)
	North Carolina 0.3%
[a]	Charlotte-Mecklenburg Hospital Authority, Atrium Health Obligated Group, Refunding, Series B, VRDN, 4.00%, 1/15/38	730,000	$ 730,000
	North Carolina Medical Care Commission, United Methodist Retirement Homes Inc Obligated Group, 4.25%, 10/01/28	350,000	353,451
			1,083,451
	North Dakota 2.0%
	City of Grand Forks,
	Altru Health System Obligated Group, Refunding, 4.00%, 12/01/38	2,300,000	2,205,171
	Altru Health System Obligated Group, Refunding, 5.00%, 12/01/31	1,300,000	1,360,784
	City of Horace,
	Refunding, Series B, 5.125%, 7/01/25	500,000	500,418
	Series B, 4.85%, 8/01/26	1,000,000	1,004,383
	County of Burleigh, University of Mary, 5.10%, 4/15/36	250,000	251,721
	North Dakota Housing Finance Agency, Series C, 4.65%, 7/01/44	1,000,000	1,030,782
			6,353,259
	Ohio 3.5%
	Akron Bath Copley Joint Township Hospital District, Summa Health System Obligated Group, Refunding, 4.00%, 11/15/33	550,000	551,449
	Columbus Metropolitan Housing Authority,
	Cobblestone Manor Project, 4.625%, 8/01/42	2,220,000	2,280,111
	Waldren Woods project, 4.00%, 6/01/34	500,000	506,469
[a]	County of Allen Hospital Facilities Revenue, Bon Secours Mercy Health, Inc., Series C, 4.15%, 6/01/34	500,000	500,000
	County of Cuyahoga, Eliza Jennings Obligated Group, Refunding, 5.00%, 5/15/32	505,000	511,503
	County of Franklin,
	Ohio Living Obligated Group, Refunding, 4.00%, 7/01/33	200,000	197,952
	Ohio Living Obligated Group, Series B, 4.00%, 7/01/28	225,000	227,176
	Wesley Communities Obligated Group, Refunding, 5.00%, 11/15/30	100,000	103,673
	Franklin County Convention Facilities Authority, Hotel Project Revenue, 5.00%, 12/01/30	100,000	103,723
[a]	Ohio Air Quality Development Authority, Duke Energy Corp, AMT, Refunding, VRDN, 4.25%, 11/01/39	2,280,000	2,322,317
	Ohio Higher Educational Facility Commission, Cleveland Institute of Music/The, 5.00%, 12/01/32	300,000	322,858
	Ohio Housing Finance Agency,
	Middletown Phase I Project, 8.00%, 8/01/34	100,000	104,339
	Series B, 4.50%, 9/01/44	1,500,000	1,527,677
[a]	Ohio Water Development Authority Water Pollution Control Loan Fund, Series C, VRDN, 3.80%, 12/01/54	200,000	200,000
	State of Ohio,
	Premier Health Partners Obligated Group, Refunding, 4.00%, 11/15/39	775,000	739,818
	Premier Health Partners Obligated Group, Refunding, 5.00%, 11/15/35	1,000,000	1,044,635
			11,243,700
	Oregon 0.7%
[a]	Oregon State Facilities Authority, 3.80%, 8/01/34	2,400,000	2,400,000
	Pennsylvania 2.2%
	Allegheny County Higher Education Building Authority, Robert Morris University, 5.00%, 10/15/26	70,000	70,083
	Allentown Neighborhood Improvement Zone Development Authority,
	[b] City Center Project, 5.00%, 5/01/28	100,000	103,811
	[b] City Center Project, 5.25%, 5/01/42	200,000	203,328
	Berks County Municipal Authority,
	Series A, 6.00%, 6/30/34	2,000	2,175
	Series A, 8.00%, 6/30/34	80,000	81,884
	Series A, 8.00%, 6/30/34	4,000	4,000
	Series A-2A, 6.00%, 6/30/34	40,000	43,493
17	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Dynamic Municipal Bond ETF (continued)
		Principal Amount*	Value
	Municipal Bonds (continued)
	Pennsylvania (continued)
	Series A-3, 5.00%, 6/30/39	567,000	$ 562,084
	Series B-1, 6/30/44	283,000	180,429
	Chester County Industrial Development Authority, Avon Grove Charter School, 5.00%, 3/01/27	1,000,000	1,027,734
	Franklin County Industrial Development Authority, Menno-Haven Inc Obligated Group, Refunding, 5.00%, 12/01/28	100,000	103,487
[a]	General Authority of Southcentral Pennsylvania, WellSpan Health Obligated Group, Refunding, VRDN, Series E, 3.90%, 6/01/35	500,000	500,000
	Pennsylvania Economic Development Financing Authority,
	Philadelphia Water Department, Refunding, 4.00%, 1/01/31	485,000	487,223
	[a] Talen Energy Supply LLC, Refunding, VRDN, 5.25%, 12/01/38	1,000,000	1,019,199
	UPMC Obligated Group, Series 2017A, 3.375%, 11/15/33	150,000	150,209
	Pennsylvania Economic Development Financing Authority Parking System Revenue, Refunding, 5.00%, 1/01/26	500,000	512,547
	Pennsylvania Housing Finance Agency, Series 146A, 4.50%, 10/01/44	1,500,000	1,529,404
[d]	Philadelphia Authority for Industrial Development, Beech International LLC, Series A, 5.625%, 6/15/42	100,000	85,000
	Redevelopment Authority of the City of Philadelphia, Social Bond, Series 2021A, 2.799%, 9/01/33	500,000	442,558
			7,108,648
	Puerto Rico 1.6%
	Commonwealth of Puerto Rico,
	Series 2021A1, 4.00%, 7/01/33	359,628	360,315
	Series 2021A1, 4.00%, 7/01/35	139,457	139,319
	Series 2021A1, 4.00%, 7/01/37	35,173	34,948
	Series 2021A1, 4.00%, 7/01/41	59,404	57,475
	Series 2021A1, 5.625%, 7/01/27	113,932	118,999
	Series 2021A1, 5.625%, 7/01/29	606,556	655,362
	Series 2021A1, 5.75%, 7/01/31	1,432,319	1,593,943
	[a] VRDN, 11/01/43	42,678	27,527
	[e] zero cpn., 7/01/33	12,391	8,427
	GDB Debt Recovery Authority of Puerto Rico, 7.50%, 8/20/40	1,539,785	1,501,290
	HTA HRRB Custodial Trust, 5.25%, 7/01/32	38,487	38,298
	Puerto Rico Electric Power Authority,
	Refunding, 5.25%, 7/01/32	175,000	174,035
	Refunding, Series V, 5.25%, 7/01/27	170,000	170,589
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority,
	Hospital Auxilio Mutuo Obligated Group, Refunding, 4.00%, 7/01/37	100,000	97,104
	Hospital Auxilio Mutuo Obligated Group, Refunding, 4.00%, 7/01/39	100,000	96,380
	Hospital Auxilio Mutuo Obligated Group, Refunding, 4.00%, 7/01/40	100,000	96,011
			5,170,022
	South Carolina 1.7%
	County of Dorchester, SC Summers Corner Improvement District, Special Assessment, 4.50%, 10/01/33	415,000	418,615
[b]	County of Richland, Village at Sandhill Improvement District, Special Assessment, Refunding, 3.00%, 11/01/26	100,000	96,267
	Patriots Energy Group Financing Agency,
	[a] VRDN, Refunding, 1 day USD SOFR + 1.90%, 5.143%, 2/01/54	50,000	51,944
	[a] VRDN, Series A1, 5.25%, 10/01/54	4,000,000	4,345,836
	South Carolina Jobs-Economic Development Authority,
	AHPC Vista Towers 2021 LLC, 3.65%, 12/01/36	100,000	88,387
	[b] Columbia Portfolio Obligated Group, 6/01/37	315,000	257,570
	[b] FAH Pelham LLC, Series B, 7.50%, 8/01/47	150,000	149,977
	[b] Orchard Pk and Willowbrook Apartment, 3.65%, 12/01/36	100,000	88,387
			5,496,983
franklintempleton.com	Semi-Annual Report	18

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Dynamic Municipal Bond ETF (continued)
		Principal Amount*	Value
	Municipal Bonds (continued)
	South Dakota 0.3%
	South Dakota Housing Development Authority, Refunding, Series C, 4.50%, 11/01/44	1,000,000	$ 1,015,948
	Tennessee 5.3%
	Chattanooga Health Educational & Housing Facility Board, CommonSpirit Health Obligated Group, Series A, 4.00%, 8/01/38	1,125,000	1,137,582
	Cleveland Housing Authority,
	[b] Cleveland Forward Phase One LLC, 6.25%, 4/01/41	300,000	308,277
	[b] Cleveland Forward Phase Two LLC, 6.25%, 4/01/41	100,000	102,759
	Knox County Health Educational & Housing Facility Board, 5.00%, 7/01/38	425,000	475,983
[a]	Shelby County Health Educational & Housing Facilities Board, Methodist Le Bonheur Healthcare Obligated Group, Series A, VRDN, 4.05%, 6/01/42	2,800,000	2,800,000
[a]	Tennergy Corp., Series A, 5.50%, 10/01/53	5,090,000	5,555,361
[a]	Tennessee Energy Acquisition Corp., Series A, 5.00%, 5/01/52	6,310,000	6,844,754
			17,224,716
	Texas 10.9%
[b]	Arlington Higher Education Finance Corp., BASIS Texas Charter Schools Inc, 4.50%, 6/15/44	830,000	821,391
	Cedar Port Navigation & Improvement District,
	4.00%, 9/01/37	675,000	679,946
	4.00%, 9/01/38	1,450,000	1,454,307
	City of Anna,
	[b] Hurricane Creek Public Improvement District Impt Area No 2, Special Assessment, 5.00%, 9/01/28	432,000	438,672
	[b] Meadow Vista Public Improvement District Improvement Area 1, Special Assessment, 4.875%, 9/15/31	270,000	274,552
	City of Aubrey, Jackson Ridge Public Improvement District, Special Assessment, 5.00%, 9/01/25	505,000	513,068
[b]	City of Austin, Whisper Valley Public Improvement District Improvement Area 2, Special Assessment, 4.75%, 11/01/29	164,000	166,229
[b]	City of Boyd, Public Improvement District No 1 Improvement Area No 1, Special Assessment, 4.25%, 9/15/30	107,000	108,908
	City of Celina,
	[b] Celina Hills Public Improvement District, Special Assessment, 4.375%, 9/01/27	50,000	50,124
	[b] Chalk Hill Public Improvement District No 2, Special Assessment, 5.00%, 9/01/30	185,000	187,726
	[b] Creeks of Legacy Public Improvement District Phase No 3, Special Assessment, 3.625%, 9/01/30	100,000	94,412
	[b] Edgewood Creek Public Improvement District, Special Assessment, 3.75%, 9/01/31	180,000	171,911
	[b] Pravin Public Improvement District, Special Assessment, 6.50%, 9/01/43	103,000	106,176
	[b] Sutton Fields II Public Improvement District, Special Assessment, 2.875%, 9/01/27	50,000	47,771
	[b] The Parks at Wilson Creek Public Improvement District, Special Assessment, 3.25%, 9/01/31	110,000	102,771
	[b] Wells North Public Improvement District, Special Assessment, 3.25%, 9/01/30	180,000	168,940
[b]	City of Crandall, Cartwright Ranch Public Improvement District Major Impt Are, Special Assessment, 4.75%, 9/15/31	100,000	101,278
	City of Fate,
	[b] Monterra Public Improvement District, Special Assessment, 2.75%, 8/15/26	14,000	13,624
	[b] Williamsburg East Public Improvement District, Special Assessment, 3.375%, 8/15/30	145,000	134,753
	City of Horseshoe Bay, Escondido Public Improvement District, Special Assessment, Refunding, 3.00%, 10/01/30	138,000	126,616
[b]	City of Hutto, Emory Crossing Public Improvement District Impt Area No 2, Special Assessment, 4.50%, 9/01/30	270,000	276,065
[b]	City of Justin, Timberbrook Public Improvement District No. 2 Area No. 1, Special Assessment, 4.50%, 9/01/31	153,000	156,310
19	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Dynamic Municipal Bond ETF (continued)
		Principal Amount*	Value
	Municipal Bonds (continued)
	Texas (continued)
	City of Kyle,
	[b] 6 Creeks Public Improvement District Improvement Area No 4, Special Assessment, 4.50%, 9/01/33	550,000	$ 560,548
	Kyle 57 Public Improvement District, Series 2022, 4.75%, 9/01/32	133,000	135,962
	[b] Limestone Creek Public Improvement District Improvement Area #1, Special Assessment, 5.50%, 9/01/44	550,000	564,310
	[b] Plum Creek North Public Improvement District, Special Assessment, 4.375%, 9/01/32	215,000	213,075
	[b] Southwest Kyle Public Improvement District No 1 Impt Area No 2, Special Assessment, 5.75%, 9/01/30	100,000	103,264
	City of Lago Vista,
	[b] Tessera on Lake Travis Public Improvement District, Special Assessment, Refunding, 5.00%, 9/01/30	115,000	108,212
	Tessera on Lake Travis Public Impt Dist Impt Area No 1, Special Assessment, Refunding, 3.125%, 9/01/30	130,000	121,992
	City of Lavon,
	[b] Lakepointe Public Improvement District, Special Assessment, 5.25%, 9/15/28	307,000	312,199
	[b] Lakepointe Public Improvement District, Special Assessment, 5.875%, 9/15/42	455,000	471,958
	City of Leander, Oak Creek Public Improvement District, Special Assessment, Refunding, 3.25%, 9/01/32	100,000	92,616
[b]	City of Liberty Hill, Summerlyn West Public Improvement District, Special Assessment, 3.125%, 9/01/30	75,000	71,223
[b]	City of Manor, Manor Heights Public Improvement District Area No 3, Special Assessment, 5.25%, 9/15/43	200,000	202,915
[b]	City of Marble Falls, Thunder Rock Public Improvement District Impt Area 2A, Special Assessment, 6.375%, 9/01/44	1,004,000	1,009,685
[b]	City of Mclendon-Chisholm, Sonoma Public Improvement District, Special Assessment, 5.375%, 9/15/32	155,000	159,283
	City of Mesquite,
	[b] Heartland Town Center Public Improvement District Phase 2, Special Assessment, 4.00%, 9/01/30	109,000	110,310
	[b] Solterra Public Improvement District Improvement Area C-1, Special Assessment, 5.375%, 9/01/43	102,000	104,745
[b,c]	City of Oak Point, Chaparral Park Public Improvement District Impt Area No 1, Special Assessment Area, 4.25%, 9/15/31	309,000	308,915
	City of Pilot Point,
	[b] Creekview Public Improvement District, Special Assessment, Series 2022, 5.25%, 9/15/32	150,000	154,119
	[b] Creekview Public Improvement District, Special Assessment, Series 2022, 5.75%, 9/15/32	145,000	147,980
	City of Princeton,
	[b] Winchester Crossing Public Improvement District No 3, Special Assessment, 4.375%, 9/01/31	319,000	320,558
	[b] Winchester Public Improvement District, Special Assessment, 2.875%, 9/01/31	100,000	90,132
	[b] Winchester Public Improvement District, Special Assessment, 3.25%, 9/01/30	100,000	93,718
	City of Royse City,
	[b] Clearview Ranch Public Impt Dist South Zone Impt Area 1, Special Assessment, Series 2024, 5.25%, 9/15/44	397,000	399,712
	[b] Creekshaw Public Improvement District, Special Assessment, 3.125%, 9/15/25	120,000	118,625
	City of Sachse,
	[b] Sachse Public Improvement District No 1 Improvement Area No 1, Special Assessment, 5.00%, 9/15/28	202,000	206,914
	[b] Sachse Public Improvement District No 1 Improvement Area No 1, Special Assessment, 5.625%, 9/15/42	360,000	373,549
	[b] Sachse Public Improvement District No 1, Special Assessment, 6.00%, 9/15/28	100,000	102,290
	[b] TX Sachse Public Improvement District No 1, Special Assessment, 6.875%, 9/15/42	310,000	324,866
	City of Tomball,
	[b] Raburn Reserve Public Improvement District Area No 2, Special Assessment, 4.875%, 9/15/33	145,000	148,325
	[b] Raburn Reserve Public Improvement District, Special Assessment, 3.375%, 9/15/30	100,000	94,319
franklintempleton.com	Semi-Annual Report	20

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Dynamic Municipal Bond ETF (continued)
		Principal Amount*	Value
	Municipal Bonds (continued)
	Texas (continued)
[b]	City of Uhland, Watermill Public Improvement District, Special Assessment, 5.75%, 9/01/27	140,000	$ 142,451
	County of Hays,
	[b] La Cima Public Improvement District Neighborhood Impt Area 3, Special Assessment, 4.75%, 9/15/27	326,000	328,690
	[b] La Cima Public Improvement District Neighborhood Impt Area 3, Special Assessment, 4.875%, 9/15/32	435,000	441,408
	[b] La Cima Public Improvement District, Special Assessment, 3.25%, 9/15/30	150,000	138,523
	[b] Special Assessment Area, 5.50%, 9/15/42	200,000	204,461
[c]	East Montgomery County Municipal Utility District No. 5, 4.00%, 12/01/39	1,140,000	1,142,766
	EP Royal Estates PFC, 4.25%, 10/01/39	1,000,000	998,395
	Fulshear Municipal Utility District No. 3A, 4.25%, 9/01/41	1,005,000	1,012,076
	Harris County Municipal Utility District No. 171,
	4.75%, 12/01/40	1,215,000	1,273,537
	6.75%, 12/01/26	1,015,000	1,087,659
	Harris County Municipal Utility District No. 502, 4.75%, 9/01/37	1,060,000	1,112,356
	Harris County Municipal Utility District No. 540, 5.375%, 9/01/45	145,000	146,978
	Harris-Waller Counties Municipal Utility District No. 4,
	5.00%, 11/01/36	520,000	529,027
	5.00%, 11/01/38	120,000	121,026
	5.50%, 11/01/44	440,000	446,680
	Lakes Fresh Water Supply District of Denton County, 4.375%, 9/01/42	1,350,000	1,377,671
	Matagorda County Navigation District No. 1, CenterPoint Energy Inc, Refunding, 5.125%, 11/01/28	1,000,000	1,050,270
	New Hope Cultural Education Facilities Finance Corp.,
	CHF-Collegiate Housing College Station I LLC, 5.00%, 4/01/29	100,000	100,083
	CHF-Collegiate Housing Corpus Christi II LLC, 5.00%, 4/01/31	30,000	31,037
	NCCD-College Station Properties LLC, Series A, 5.00%, 7/01/47	135,000	135,000
	Wesleyan Homes Obligated Group, Refunding, 4.00%, 1/01/29	100,000	96,690
	North Parkway Municipal Management District No. 1,
	[b] Legacy Hills Public Improvement District, Special Assessment, 3.625%, 9/15/31	50,000	47,615
	[b] Major Improvements Project, Special Assessment, 4.25%, 9/15/31	152,000	150,966
	Northlake Municipal Management District No. 1, 5.00%, 3/01/40	925,000	960,360
[b]	Northwood Municipal Utility District No. 1, Refunding, 4.00%, 8/01/31	250,000	250,383
[c]	Sienna Municipal Utility District No. 6, 4.125%, 9/01/41	1,105,000	1,102,985
	South Manvel Development Authority, City of Manvel TX Tax Increment Reinvestment Zone Number 3, 5.00%, 4/01/38	275,000	279,593
	Texas Municipal Gas Acquisition & Supply Corp. III, Refunding, 5.00%, 12/15/32	2,270,000	2,485,156
[a]	Texas Municipal Gas Acquisition & Supply Corp. IV, Series B, 5.50%, 1/01/54	2,500,000	2,844,920
[b]	Town of Providence Village, Foree Ranch Public Improvement Dist Impt Area 1, Special Assessment, Series C, 4.375%, 9/01/31	255,000	256,832
	Travis County Municipal Utility District No. 22,
	Series A, 5.75%, 9/01/38	315,000	321,879
	Series B, 6.00%, 9/01/42	455,000	464,382
	Viridian Municipal Management District,
	5.00%, 12/01/25	100,000	102,113
	Special Assessment, 2.875%, 12/01/30	100,000	90,331
	Viridian Public Improvement District, Special Assessment, 2.375%, 12/01/25	27,000	26,361
	Walden Pond Fresh Water Supply District,
	6.00%, 9/01/32	160,000	165,390
	6.25%, 9/01/47	200,000	206,118
			35,094,037
	Utah 0.2%
	Military Installation Development Authority, Series 2021A-2, 4.00%, 6/01/36	250,000	235,447
[b]	Utah Charter School Finance Authority, Wallace Stegner Academy, Series 2022A, 5.25%, 6/15/32	230,000	239,401
21	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Dynamic Municipal Bond ETF (continued)
		Principal Amount*	Value
	Municipal Bonds (continued)
	Utah (continued)
	Utah Infrastructure Agency, 5.00%, 10/15/32	250,000	$ 267,942
			742,790
	Virginia 2.0%
[a]	Albemarle County Economic Development Authority, Sentara Healthcare Obligated Group, Refunding, Series B, VRDN, 3.80%, 10/01/48	200,000	200,000
[b]	Peninsula Town Center Community Development Authority, Special Assessment, Refunding, 4.50%, 9/01/28	100,000	101,702
	Virginia Beach Development Authority, Westminster-Canterbury on Chesapeake Bay Obligated Group, 5.75%, 9/01/30	1,000,000	1,042,082
	Virginia Small Business Financing Authority,
	National Senior Communities Inc Obligated Group, Refunding, Series A, 4.00%, 1/01/36	4,185,000	4,183,036
	[a] VRDN, 5.00%, 11/01/52	500,000	500,140
[a]	Winchester Economic Development Authority, Valley Health Obligated Group, Refunding, VRDN, Series B-1, 4.15%, 1/01/54	300,000	300,000
			6,326,960
	Washington 1.3%
	Jefferson County Public Hospital District No. 2, Refunding, Series A, 5.75%, 12/01/33	500,000	506,548
	Skagit County Public Hospital District No. 1, Refunding, 5.00%, 12/01/29	100,000	102,054
	Vancouver Housing Authority, Navalia and Alena Projects, 4.00%, 8/01/34	1,000,000	1,015,353
	Washington Health Care Facilities Authority,
	[b] Fred Hutchinson Cancer Center Obligated Group, 3.00%, 12/01/34	125,000	117,941
	[b] Fred Hutchinson Cancer Center Obligated Group, 5.00%, 12/01/32	250,000	276,109
	Washington State Housing Finance Commission,
	[b] eliseo Obligated Group, Series 2021A, 4.00%, 1/01/31	100,000	95,510
	Emerald Heights Project, Refunding, Series A, 5.00%, 7/01/38	1,300,000	1,408,673
	[b] Madison at Rivers Edge Apartments LLC, 3.65%, 1/01/37	100,000	88,413
	[b] Presbyterian Retirement Communities Northwest Obligated Group, Series 2019A, 5.00%, 1/01/34	100,000	100,412
	[b] Seattle Academy of Arts & Sciences, Refunding, 5.625%, 7/01/38	430,000	478,119
	[b] Spokane United Methodist Homes Obligated Group, 5.00%, 1/01/32	100,000	101,098
			4,290,230
	West Virginia 0.4%
	County of Ohio, Refunding, 5.25%, 6/01/44	1,000,000	1,060,973
[a]	West Virginia Economic Development Authority, Appalachian Power Co., VRDN, 3.75%, 12/01/42	250,000	250,597
			1,311,570
	Wisconsin 1.8%
	Public Finance Authority,
	[b] Coral Academy of Science Reno, 5.375%, 6/01/37	670,000	690,880
	[b] Dominium Holdings I LLC, Series 1, 6.81%, 4/28/36	500,000	513,121
	[b] Estancia Valley Classical Academy, Refunding, 4.00%, 7/01/31	100,000	92,804
	[b] FAH Tree House LLC, Series B, 6.625%, 2/01/46	275,000	257,859
	[b] Friends Homes Obligated Group, Refunding, 4.00%, 9/01/29	100,000	98,942
	[b] Masonic & Eastern Star Home of NC Inc Obligated Group, Refunding, 4.00%, 3/01/27	35,000	34,871
	North East Carolina Preparatory School, Inc., Refunding, 4.25%, 6/15/34	800,000	815,624
	[b] Ocean Academy Charter School, 4.00%, 10/15/31	100,000	94,580
	[b] Series 2023-B, 7.125%, 7/25/34	500,000	528,360
	[b] Signature Preparatory, 5.00%, 6/15/31	115,000	115,998
	Triad Math & Science Academy Co, 4.00%, 6/15/30	335,000	335,717
	[b] UMA Education Inc, Refunding, 5.00%, 10/01/24	100,000	100,000
	[b] UMA Education Inc, Refunding, 5.00%, 10/01/29	600,000	625,843
	[b] Whitestone-Retirement Facilities, Refunding, 5.00%, 3/01/37	385,000	389,318
	[a,b] WV 2020 Holdings LLC Obligated Group, VRDN, 3.50%, 12/01/50	100,000	86,166
franklintempleton.com	Semi-Annual Report	22

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Dynamic Municipal Bond ETF (continued)
		Principal Amount*	Value
	Municipal Bonds (continued)
	Wisconsin (continued)
	Wisconsin Health & Educational Facilities Authority,
	[a] Froedtert ThedaCare Health Obligated Group, Refunding, Series A, VRDN, 3.90%, 4/01/35	335,000	$ 335,000
	Wisconsin Masonic Home Obligated Group, 4.20%, 8/15/28	250,000	252,125
	Wisconsin Masonic Home Obligated Group, 5.50%, 8/15/44	305,000	333,661
			5,700,869
	Total Municipal Bonds (Cost $308,322,934)		317,181,118
[a]	Senior Floating Rate Interests 0.3%
	Household Products 0.1%
	TBG Hillcrest Senior LP, 1 mo. USD Term SOFR + 1.55%, 6.802%, 8/01/24	372,332	372,161
	Real Estate Development 0.2%
	Centennial Gardens LP, 1 mo. USD Term SOFR + 1.55%, 6.802%, 8/01/24	500,000	501,650
	Total Floating Rate Loans (Cost $872,332)		873,811
	Total Investments (Cost $312,580,491) 99.5%		321,512,753
	Other Assets, less Liabilities 0.5%		1,507,523
	Net Assets 100.0%		$ 323,020,276
*The principal amount is stated in U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.
[a]Variable rate security. The rate shown represents the yield at period end.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2024, the value of was $50,880,211, representing 15.8% of net assets.
[c]Security purchased on a when-issued basis. See Note 1(d).
[d]Defaulted security or security for which income has been deemed uncollectible. See Note 8.
[e]The security was issued on a discount basis with no stated coupon rate.
See Abbreviations on page 171.
23	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Franklin Exponential Data ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31,			Period Ended March 31, 2021[a]
		2024	2023	2022
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$22.71	$16.86	$22.78	$23.34	$25.00
Income from investment operations[b]:
Net investment income (loss)[c]	—[d]	0.03	(0.01)	(0.05)	(—)[d]
Net realized and unrealized gains (losses)	1.03	5.82	(5.91)	(0.51)	(1.66)
Total from investment operations	1.03	5.85	(5.92)	(0.56)	(1.66)
Net asset value, end of period	$23.74	$22.71	$16.86	$22.78	$23.34
Total return[e]	4.54%	34.70%	(25.99)%	(2.40)%	(6.64)%
Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	0.50%	0.50%	0.50%	1.73%	5.95%
Expenses net of waiver and payments by affiliates	0.49%	0.49%	0.50%	0.38%	0.25%
Net investment income (loss)	0.01%	0.16%	(0.07)%	(0.20)%	(0.07)%
Supplemental data
Net assets, end of period (000’s)	$5,936	$6,814	$3,372	$3,417	$2,334
Portfolio turnover rate[g]	2.95%[h]	6.63%[h]	20.94%[h]	49.72%[h]	23.20%[h]
[a]For the period January 12, 2021 (commencement of operations) to March 31, 2021.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Amount rounds to less than $0.01 per share.
[e]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[f]Ratios are annualized for periods less than one year.
[g]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash ("Cash creations").
[h]Portfolio turnover rate excluding cash creations was as follows:	2.95%	6.63%	20.94%	49.72%	23.20%
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	24

Franklin Templeton ETF Trust
Schedule of Investments, September 30, 2024 (unaudited)
Franklin Exponential Data ETF
		Country	Shares	Value
	Common Stocks 97.9%
	Capital Markets 6.1%
	FactSet Research Systems, Inc.	United States	190	$ 87,372
	Moody’s Corp.	United States	82	38,916
	MSCI, Inc.	United States	186	108,425
	S&P Global, Inc.	United States	245	126,572
				361,285
	Communications Equipment 4.8%
[a]	Arista Networks, Inc.	United States	741	284,410
	Electrical Equipment 0.5%
	Vertiv Holdings Co., Class A	United States	314	31,240
	Electronic Equipment, Instruments & Components 0.9%
[a]	Keysight Technologies, Inc.	United States	346	54,990
	Entertainment 1.5%
[a]	Netflix, Inc.	United States	121	85,822
	Interactive Media & Services 9.5%
	Alphabet, Inc., Class A	United States	1,686	279,623
	Meta Platforms, Inc., Class A	United States	497	284,503
				564,126
	IT Services 12.4%
	Accenture PLC, Class A	United States	279	98,621
[a]	Akamai Technologies, Inc.	United States	272	27,458
[a]	Cloudflare, Inc., Class A	United States	1,488	120,364
[a]	Gartner, Inc.	United States	282	142,906
[a]	Globant SA	United States	97	19,220
[a]	MongoDB, Inc.	United States	819	221,417
[a]	Snowflake, Inc., Class A	United States	910	104,523
				734,509
	Media 2.2%
[a]	Trade Desk, Inc., Class A	United States	1,200	131,580
	Professional Services 1.0%
	TransUnion	United States	312	32,666
	Verisk Analytics, Inc.	United States	104	27,868
				60,534
	Software 49.1%
[a]	Adobe, Inc.	United States	41	21,229
[a]	Confluent, Inc., Class A	United States	1,405	28,634
[a]	Crowdstrike Holdings, Inc., Class A	United States	981	275,141
[a]	Datadog, Inc., Class A	United States	2,331	268,205
[a]	Fair Isaac Corp.	United States	182	353,721
[a]	Fortinet, Inc.	United States	1,428	110,741
[a]	Gitlab, Inc., Class A	United States	423	21,801
[a]	HubSpot, Inc.	United States	167	88,777
	Microsoft Corp.	United States	1,187	510,766
[a]	Monday.com Ltd.	United States	631	175,273
[a]	Palo Alto Networks, Inc.	United States	966	330,179
[a]	Qualys, Inc.	United States	142	18,241
	Salesforce, Inc.	United States	376	102,915
[a]	SentinelOne, Inc., Class A	United States	3,211	76,807
[a]	ServiceNow, Inc.	United States	397	355,073
	Trend Micro, Inc.	Japan	1,508	89,464
[a]	Zscaler, Inc.	United States	502	85,812
				2,912,779
25	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Exponential Data ETF (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Specialized REITs 6.6%
	Crown Castle, Inc.	United States	670	$ 79,482
	Equinix, Inc.	United States	272	241,435
	SBA Communications Corp.	United States	293	70,525
				391,442
	Wireless Telecommunication Services 3.3%
	T-Mobile U.S., Inc.	United States	962	198,518
	Total Common Stocks (Cost $4,723,785)			5,811,235
	Total Investments before Short-Term Investments (Cost $4,723,785)			5,811,235
	Short-Term Investments 2.0%
	Money Market Funds 2.0%
[b,c]	Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	United States	119,199	119,199
	Total Short-Term Investments (Cost $119,199)			119,199
	Total Investments (Cost $4,842,984) 99.9%			5,930,434
	Other Assets, less Liabilities 0.1%			5,266
	Net Assets 100.0%			$ 5,935,700
[a]Non-income producing.
[b]The rate shown is the annualized seven-day effective yield at period end.
[c]See Note 3(d) regarding investments in affiliated management investment companies.
See Abbreviations on page 171.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	26

Franklin Templeton ETF Trust
Financial Highlights
Franklin Focused Growth ETF*
	Six Months Ended September 30, 2024 (unaudited)	Period Ended March 31, 2024†	Year Ended September 30,
			2023	2022	2021	2020	2019
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$33.92	$ 24.99	$ 19.43	$ 31.75	$ 25.10	$ 17.62	$ 17.24
Income from investment operations[a]:
Net investment income (loss)[b]	(0.02)	0.02	(0.04)	(0.13)	(0.16)	(0.09)	(0.06)
Net realized and unrealized gains (losses)	3.39	8.91	5.60	(12.01)	7.02	8.66	0.52
Total from investment operations	3.37	8.93	5.56	(12.14)	6.86	8.57	0.46
Less distributions from:
Net investment income	—	—	—	—	—	—	(0.01)
Net realized gains	—	—	—	(0.18)	(0.21)	(1.09)	(0.07)
Total distributions	—	—	—	(0.18)	(0.21)	(1.09)	(0.08)
Net asset value, end of period	$37.29	$33.92	$24.99	$19.43	$31.75	$25.10	$17.62
Total return[c]	9.94%[d]	35.73%[d]	28.55%	(38.44)%	27.47%	51.20%	2.80%
Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.55%	0.63%	1.11%	1.12%	1.12%	2.04%	2.41%
Expenses net of waiver and payments by affiliates	0.55%	0.61%	0.85%[f]	0.85%[f]	0.85%[f]	0.88%	1.00%
Net investment income (loss)	(0.13)%	0.14%	(0.18)%	(0.47)%	(0.53)%	(0.41)%	(0.36)%
Supplemental data
Net assets, end of period (000’s)	$124,870	$67,785	$14,135	$9,519	$25,041	$16,747	$4,404
Portfolio turnover rate[g]	5.96%[h]	9.87%[h]	27.22%	39.93%	22.77%	33.93%	28.65%
†For the period October 1, 2023 through March 31, 2024.
*Effective after the market close on November 3, 2023, the Fund’s predecessor mutual fund, Franklin Focused Growth Fund, reorganized into this Fund (the “Reorganization”). See Note 1 in the Notes to Financial Statements for additional information about the Reorganization.
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]The Fund adopted the performance of the predecessor mutual fund as the result of the Reorganization. Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to November 3, 2023, are those of the predecessor mutual fund. The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Advisor Class Shares. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.
[e]Ratios are annualized for periods less than one year.
[f]Benefit of expense reduction rounds to less than 0.01%.
[g]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash ("Cash creations").
[h]Portfolio turnover rate excluding cash creations was as follows:	5.96%	9.82%	—	—	—	—
27	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments, September 30, 2024 (Unaudited)
Franklin Focused Growth ETF
		Country	Shares	Value
	Common Stocks 98.3%
	Aerospace & Defense 1.4%
[a]	Axon Enterprise, Inc.	United States	4,400	$ 1,758,240
	Automobiles 3.2%
[a]	Tesla, Inc.	United States	15,075	3,944,072
	Broadline Retail 10.1%
[a]	Amazon.com, Inc.	United States	58,444	10,889,870
[a]	MercadoLibre, Inc.	Brazil	836	1,715,439
				12,605,309
	Capital Markets 1.2%
	Tradeweb Markets, Inc., Class A	United States	12,016	1,486,019
	Consumer Staples Distribution & Retail 5.0%
	Costco Wholesale Corp.	United States	7,060	6,258,831
	Entertainment 1.0%
[a]	Netflix, Inc.	United States	1,711	1,213,561
	Financial Services 4.0%
	Mastercard, Inc., Class A	United States	10,204	5,038,735
	Ground Transportation 1.3%
[a]	Uber Technologies, Inc.	United States	21,522	1,617,594
	Health Care Equipment & Supplies 4.0%
[a]	IDEXX Laboratories, Inc.	United States	2,992	1,511,618
[a]	Intuitive Surgical, Inc.	United States	7,199	3,536,653
				5,048,271
	Interactive Media & Services 12.0%
	Alphabet, Inc., Class A	United States	34,947	5,795,960
	Meta Platforms, Inc., Class A	United States	16,020	9,170,489
				14,966,449
	IT Services 1.6%
[a]	Shopify, Inc., Class A	Canada	25,195	2,019,127
	Life Sciences Tools & Services 3.1%
	Danaher Corp.	United States	9,199	2,557,506
	Thermo Fisher Scientific, Inc.	United States	2,010	1,243,326
				3,800,832
	Pharmaceuticals 3.3%
	Eli Lilly & Co.	United States	4,690	4,155,059
	Semiconductors & Semiconductor Equipment 25.7%
[a]	Advanced Micro Devices, Inc.	United States	9,397	1,541,860
	Analog Devices, Inc.	United States	11,601	2,670,202
	ASML Holding NV	Netherlands	5,179	4,315,402
	NVIDIA Corp.	United States	174,200	21,154,848
	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Taiwan	14,101	2,448,920
				32,131,232
	Software 21.4%
[a]	Cadence Design Systems, Inc.	United States	15,410	4,176,572
[a]	HubSpot, Inc.	United States	1,750	930,300
	Intuit, Inc.	United States	3,015	1,872,315
	Microsoft Corp.	United States	32,992	14,196,458
franklintempleton.com	Semi-Annual Report	28

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Focused Growth ETF (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Software (continued)
[a]	ServiceNow, Inc.	United States	6,184	$ 5,530,908
				26,706,553
	Total Common Stocks (Cost $84,706,857)			122,749,884
	Total Investments before Short-Term Investments (Cost $84,706,857)			122,749,884
	Short-Term Investments 1.7%
	Money Market Funds 1.7%
[b,c]	Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	United States	2,158,906	2,158,906
	Total Short-Term Investments (Cost $2,158,906)			2,158,906
	Total Investments (Cost $86,865,763) 100.0%			124,908,790
	Other Assets, less Liabilities (0.0)%†			(39,238)
	Net Assets 100.0%			$ 124,869,552
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]The rate shown is the annualized seven-day effective yield at period end.
[c]See Note 3(d) regarding investments in affiliated management investment companies.
See Abbreviations on page 171.
29	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Franklin Genomic Advancements ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31,				Period Ended March 31, 2020[a]
		2024	2023	2022	2021
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$32.75	$30.40	$37.00	$43.26	$22.58	$25.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.04)	(0.05)	(0.05)	(0.15)	(0.18)	(0.01)
Net realized and unrealized gains (losses)	(0.31)	2.40	(6.55)	(5.99)	20.92	(2.41)
Total from investment operations	(0.35)	2.35	(6.60)	(6.14)	20.74	(2.42)
Less distributions from:
Net investment income	—	—	—	(0.12)	(0.01)	—
Net realized gains	—	—	—	—	(0.05)	—
Total distributions	—	—	—	(0.12)	(0.06)	—
Net asset value, end of period	$32.40	$32.75	$30.40	$37.00	$43.26	$22.58
Total return[d]	(1.10)%	7.76%	(17.84)%	(14.26)%	91.81%	(9.68)%
Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.50%	0.50%	0.50%	0.66%	1.84%	12.22%
Expenses net of waiver and payments by affiliates	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	(0.26)%	(0.15)%	(0.16)%	(0.32)%	(0.45)%	(0.37)%
Supplemental data
Net assets, end of period (000’s)	$9,720	$9,826	$10,641	$14,799	$15,140	$2,258
Portfolio turnover rate[f]	5.37%[g]	19.19%[g]	32.63%[g]	61.43%[g]	46.58%[g]	2.20%[g]
[a]For the period February 25, 2020 (commencement of operations) to March 31, 2020.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[e]Ratios are annualized for periods less than one year.
[f]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash ("Cash creations").
[g]Portfolio turnover rate excluding cash creations was as follows:	5.37%	18.18%	31.65%	59.54%	44.75%	2.20%
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	30

Franklin Templeton ETF Trust
Schedule of Investments, September 30, 2024 (unaudited)
Franklin Genomic Advancements ETF
		Country	Shares	Value
	Common Stocks 97.1%
	Biotechnology 45.1%
[a]	4D Molecular Therapeutics, Inc.	United States	5,013	$ 54,191
[a]	Alnylam Pharmaceuticals, Inc.	United States	646	177,669
[a]	Avid Bioservices, Inc.	United States	7,643	86,977
[a]	Bavarian Nordic AS	Denmark	995	34,485
[a]	Beam Therapeutics, Inc.	United States	3,399	83,276
[a]	BioMarin Pharmaceutical, Inc.	United States	284	19,962
[a]	BioNTech SE, ADR	Germany	1,561	185,400
[a]	Bridgebio Pharma, Inc.	United States	3,397	86,488
[a]	CRISPR Therapeutics AG	Switzerland	1,305	61,309
[a]	Dynavax Technologies Corp.	United States	1,732	19,294
[a]	Exact Sciences Corp.	United States	2,406	163,897
[a]	Insmed, Inc.	United States	2,740	200,020
[a]	Intellia Therapeutics, Inc.	United States	3,813	78,357
[a]	Ionis Pharmaceuticals, Inc.	United States	5,135	205,708
[a]	Krystal Biotech, Inc.	United States	2,320	422,310
[a]	Moderna, Inc.	United States	1,395	93,228
[a]	Natera, Inc.	United States	2,996	380,342
[a]	Neurocrine Biosciences, Inc.	United States	683	78,695
[a]	Neurogene, Inc.	United States	753	31,596
[a]	Recursion Pharmaceuticals, Inc., Class A	United States	8,385	55,257
[a]	Regeneron Pharmaceuticals, Inc.	United States	484	508,800
[a]	Rocket Pharmaceuticals, Inc.	United States	8,201	151,472
[a]	Sarepta Therapeutics, Inc.	United States	1,209	150,992
[a]	Twist Bioscience Corp.	United States	2,595	117,242
[a]	Ultragenyx Pharmaceutical, Inc.	United States	2,483	137,931
[a]	United Therapeutics Corp.	United States	480	172,008
[a]	Veracyte, Inc.	United States	687	23,386
[a]	Vertex Pharmaceuticals, Inc.	United States	1,121	521,355
[a]	Voyager Therapeutics, Inc.	United States	13,364	78,179
				4,379,826
	Chemicals 2.2%
	Corteva, Inc.	United States	3,710	218,111
	Health Care Providers & Services 1.0%
	Labcorp Holdings, Inc.	United States	436	97,437
	Health Care REITs 0.2%
	Alexandria Real Estate Equities, Inc.	United States	126	14,963
	Health Care Technology 0.3%
	Simulations Plus, Inc.	United States	861	27,569
	Life Sciences Tools & Services 37.7%
	Agilent Technologies, Inc.	United States	1,461	216,929
[a]	Avantor, Inc.	United States	1,945	50,317
[a]	Azenta, Inc.	United States	1,900	92,036
[a]	Bio-Rad Laboratories, Inc., Class A	United States	150	50,187
	Bio-Techne Corp.	United States	1,252	100,072
	Bruker Corp.	United States	3,202	221,130
[a]	Charles River Laboratories International, Inc.	United States	953	187,713
	Danaher Corp.	United States	1,869	519,619
[a]	Evotec SE	Germany	911	6,533
[a]	ICON PLC	Ireland	544	156,297
[a]	IQVIA Holdings, Inc.	United States	466	110,428
	Lonza Group AG	Switzerland	188	119,145
[a]	Medpace Holdings, Inc.	United States	1,664	555,443
[a,b]	OmniAb, Inc., 12.5 Earnout	United States	240	—
[a,b]	OmniAb, Inc., 15.0 Earnout	United States	240	—
31	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Genomic Advancements ETF (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Life Sciences Tools & Services (continued)
[a]	Qiagen NV	United States	4,189	$ 190,893
[a]	Repligen Corp.	United States	370	55,063
	Revvity, Inc.	United States	1,202	153,556
[a,c]	Samsung Biologics Co. Ltd.	South Korea	489	365,338
[a]	Tempus AI, Inc.	United States	434	24,564
	Thermo Fisher Scientific, Inc.	United States	798	493,619
				3,668,882
	Pharmaceuticals 8.6%
	AstraZeneca PLC, ADR	United Kingdom	3,314	258,194
	Bristol-Myers Squibb Co.	United States	565	29,233
	Eli Lilly & Co.	United States	523	463,347
[a]	Ligand Pharmaceuticals, Inc.	United States	805	80,572
				831,346
	Software 2.0%
[a]	Cadence Design Systems, Inc.	United States	726	196,768
	Total Common Stocks (Cost $9,584,938)			9,434,902
	Preferred Stock 2.3%
	Life Sciences Tools & Services 2.3%
[d]	Sartorius AG, 0.293%, pfd.	Germany	801	225,456
	Total Preferred Stocks (Cost $512,402)			225,456
	Total Investments (Cost $10,097,340) 99.4%			9,660,358
	Other Assets, less Liabilities 0.6%			60,030
	Net Assets 100.0%			$ 9,720,388
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
[c]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2024, the value of was $365,338, representing 3.8% of net assets.
[d]Variable rate security. The rate shown represents the yield at period end.
See Abbreviations on page 171.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	32

Franklin Templeton ETF Trust
Financial Highlights
Franklin High Yield Corporate ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$23.72	$22.63	$24.76	$26.16	$22.67	$25.45
Income from investment operations[a]:
Net investment income[b]	0.78	1.46	1.25	1.20	1.23	1.33
Net realized and unrealized gains (losses)	0.70	1.17	(1.95)	(1.34)	3.73	(2.51)
Total from investment operations	1.48	2.63	(0.70)	(0.14)	4.96	(1.18)
Less distributions from:
Net investment income	(0.78)	(1.54)	(1.36)	(1.18)	(1.47)	(1.56)
Net realized gains	—	—	(0.07)	(0.08)	—	(0.04)
Total distributions	(0.78)	(1.54)	(1.43)	(1.26)	(1.47)	(1.60)
Net asset value, end of period	$24.42	$23.72	$22.63	$24.76	$26.16	$22.67
Total return[c]	6.39%	12.13%	(2.68)%	(0.69)%	22.28%	(5.12)%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.40%	0.40%	0.40%	0.47%	0.64%	0.86%
Expenses net of waiver and payments by affiliates	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	6.55%	6.39%	5.51%	4.62%	4.84%	5.29%
Supplemental data
Net assets, end of period (000’s)	$573,901	$269,196	$208,167	$334,286	$346,586	$130,362
Portfolio turnover rate[e]	13.05%[f]	30.40%[f]	17.13%[f]	43.83%[f]	53.18%[f]	129.98%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Ratios are annualized for periods less than one year.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash ("Cash creations").
[f]Portfolio turnover rate excluding cash creations was as follows:	13.05%	30.40%	17.13%	43.83%	53.18%	129.98%
33	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments, September 30, 2024 (unaudited)
Franklin High Yield Corporate ETF
		Country	Principal Amount*	Value
	Corporate Bonds & Notes 94.7%
	Advertising 0.9%
	Outfront Media Capital LLC/Outfront Media Capital Corp.,
[a]	7.375%, 2/15/31	United States	2,000,000	$ 2,136,850
[a]	4.625%, 3/15/30	United States	2,900,000	2,758,103
				4,894,953
	Aerospace/Defense 2.0%
[a]	Boeing Co., 6.528%, 5/01/34	United States	1,100,000	1,181,006
[a]	Bombardier, Inc., 7.00%, 6/01/32	Canada	4,600,000	4,817,056
[a]	TransDigm, Inc., 6.00%, 1/15/33	United States	5,600,000	5,683,523
				11,681,585
	Airlines 0.7%
[a]	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26	United States	1,808,333	1,804,657
[a]	United Airlines, Inc., 4.375%, 4/15/26	United States	2,400,000	2,363,373
				4,168,030
	Apparel 0.5%
[a]	Hanesbrands, Inc., 9.00%, 2/15/31	United States	2,700,000	2,916,929
	Automobiles & Components 3.4%
	Adient Global Holdings Ltd.,
[a]	8.25%, 4/15/31	United States	1,600,000	1,699,400
[a]	7.00%, 4/15/28	United States	2,300,000	2,371,029
[a]	Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29	United States	4,000,000	3,524,945
[a]	Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 5/31/32	United States	2,800,000	2,867,637
	Goodyear Tire & Rubber Co.,
	5.00%, 7/15/29	United States	164,000	150,967
	4.875%, 3/15/27	United States	1,000,000	977,458
[a]	Jaguar Land Rover Automotive PLC, 5.50%, 7/15/29	United Kingdom	3,400,000	3,362,338
[a]	ZF North America Capital, Inc., 6.875%, 4/23/32	Germany	4,800,000	4,819,934
				19,773,708
	Capital Goods 1.1%
[a]	ATS Corp., 4.125%, 12/15/28	Canada	2,700,000	2,544,639
[a]	Cornerstone Building Brands, Inc., 6.125%, 1/15/29	United States	1,800,000	1,594,434
[a]	Vertiv Group Corp., 4.125%, 11/15/28	United States	2,400,000	2,321,731
				6,460,804
	Chemicals 1.2%
[a]	Avient Corp., 6.25%, 11/01/31	United States	1,700,000	1,744,078
[a,b]	Cerdia Finanz GmbH, 9.375%, 10/03/31	Germany	1,800,000	1,840,500
[a]	Rain Carbon, Inc., 12.25%, 9/01/29	United States	3,200,000	3,460,310
				7,044,888
	Coal 0.2%
[a,b]	Coronado Finance Pty. Ltd., 9.25%, 10/01/29	Australia	1,000,000	1,028,965
	Commercial & Professional Services 2.7%
[a]	APX Group, Inc., 5.75%, 7/15/29	United States	1,800,000	1,783,950
	Gartner, Inc.,
[a]	3.625%, 6/15/29	United States	1,400,000	1,337,435
[a]	senior note, 4.50%, 7/01/28	United States	2,300,000	2,278,415
	Grand Canyon University, 5.125%, 10/01/28	United States	2,500,000	2,349,100
[a]	MPH Acquisition Holdings LLC, 5.75%, 11/01/28	United States	2,000,000	918,067
[a]	Prime Security Services Borrower LLC/Prime Finance, Inc., first lien, 3.375%, 8/31/27	United States	3,400,000	3,233,712
[a]	PROG Holdings, Inc., 6.00%, 11/15/29	United States	3,400,000	3,357,071
				15,257,750
franklintempleton.com	Semi-Annual Report	34

Franklin Templeton ETF Trust
Schedule of Investments
Franklin High Yield Corporate ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Commercial Services 4.3%
[a]	Allied Universal Holdco LLC, 7.875%, 2/15/31	United States	1,300,000	$ 1,329,051
[a]	Ashtead Capital, Inc., 5.80%, 4/15/34	United Kingdom	1,800,000	1,882,317
[a]	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/30	United States	4,500,000	4,606,698
	EquipmentShare.com, Inc.,
[a]	8.625%, 5/15/32	United States	1,500,000	1,575,522
[a]	9.00%, 5/15/28	United States	3,300,000	3,450,226
[a]	Herc Holdings, Inc., 6.625%, 6/15/29	United States	1,900,000	1,969,550
[a]	RR Donnelley & Sons Co., 9.50%, 8/01/29	United States	4,900,000	4,946,770
	United Rentals North America, Inc.,
	5.50%, 5/15/27	United States	1,200,000	1,202,970
[a]	6.125%, 3/15/34	United States	3,700,000	3,828,379
				24,791,483
	Construction Materials 2.8%
[a]	EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30	United States	4,400,000	4,542,318
[a]	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/01/32	United States	4,500,000	4,667,630
[a]	Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/31	United States	2,900,000	3,131,068
[a]	Standard Building Solutions, Inc., 6.50%, 8/15/32	United States	3,600,000	3,730,676
				16,071,692
	Consumer Discretionary Distribution & Retail 0.1%
[a]	FirstCash, Inc., 4.625%, 9/01/28	United States	700,000	676,387
	Consumer Durables & Apparel 0.3%
[a]	Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 4/01/30	United States	1,800,000	1,726,048
	Consumer Services 2.2%
[a,c,d]	24 Hour Fitness Worldwide, Inc., senior note, 8.00%, 6/01/22	United States	800,000	—
	Carnival Corp.,
[a]	7.625%, 3/01/26	United States	900,000	908,896
[a]	senior note, 5.75%, 3/01/27	United States	4,300,000	4,357,523
[a]	NCL Corp. Ltd., 5.875%, 3/15/26	United States	2,700,000	2,701,854
[a]	Royal Caribbean Cruises Ltd., 5.50%, 8/31/26	United States	1,100,000	1,111,489
[a]	Station Casinos LLC, 4.50%, 2/15/28	United States	3,500,000	3,382,240
				12,462,002
	Distribution/Wholesale 0.7%
[a]	Gates Corp., 6.875%, 7/01/29	United States	1,900,000	1,970,497
[a]	Ritchie Bros Holdings, Inc., 6.75%, 3/15/28	Canada	1,700,000	1,759,648
				3,730,145
	Diversified Financial Services 5.5%
	Encore Capital Group, Inc.,
[a]	9.25%, 4/01/29	United States	1,000,000	1,077,200
[a]	8.50%, 5/15/30	United States	1,900,000	2,004,228
[a]	Freedom Mortgage Holdings LLC, 9.25%, 2/01/29	United States	3,000,000	3,120,828
	GGAM Finance Ltd.,
[a]	8.00%, 2/15/27	Ireland	400,000	418,255
[a]	8.00%, 6/15/28	Ireland	2,100,000	2,252,212
[a]	Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29	United States	1,100,000	1,059,690
[a]	Jefferson Capital Holdings LLC, 9.50%, 2/15/29	United States	2,800,000	2,992,069
	Macquarie Airfinance Holdings Ltd.,
[a]	6.50%, 3/26/31	United Kingdom	1,400,000	1,478,705
[a]	6.40%, 3/26/29	United Kingdom	1,500,000	1,562,285
[a]	Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/31	United States	4,900,000	4,805,360
	OneMain Finance Corp.,
	7.125%, 11/15/31	United States	1,300,000	1,316,587
	9.00%, 1/15/29	United States	3,400,000	3,605,758
35	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin High Yield Corporate ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Diversified Financial Services (continued)
	PRA Group, Inc.,
[a]	8.375%, 2/01/28	United States	500,000	$ 517,968
[a]	8.875%, 1/31/30	United States	1,100,000	1,147,096
[a]	StoneX Group, Inc., 7.875%, 3/01/31	United States	4,000,000	4,262,604
				31,620,845
	Electric 1.0%
[a]	Talen Energy Supply LLC, 8.625%, 6/01/30	United States	2,300,000	2,508,511
[a]	Vistra Operations Co. LLC, 7.75%, 10/15/31	United States	3,100,000	3,339,841
				5,848,352
	Electrical Components & Equipment 0.7%
[a]	Energizer Holdings, Inc., 4.375%, 3/31/29	United States	4,000,000	3,792,000
	Energy 5.3%
[a]	Antero Resources Corp., 7.625%, 2/01/29	United States	1,001,000	1,034,880
[a]	Atlantica Sustainable Infrastructure PLC, 4.125%, 6/15/28	Spain	2,000,000	1,982,459
[a]	Calumet Specialty Products Partners LP/Calumet Finance Corp., 8.125%, 1/15/27	United States	2,100,000	2,045,547
[a]	Chesapeake Energy Corp., 6.75%, 4/15/29	United States	3,700,000	3,771,995
[a]	CrownRock LP/CrownRock Finance, Inc., 5.00%, 5/01/29	United States	1,100,000	1,113,785
[a]	DT Midstream, Inc., 4.125%, 6/15/29	United States	1,100,000	1,053,010
[a]	Enerflex Ltd., 9.00%, 10/15/27	Canada	600,000	621,064
	EnLink Midstream Partners LP, 4.15%, 6/01/25	United States	3,100,000	3,074,531
[a]	EQM Midstream Partners LP, 7.50%, 6/01/27	United States	2,400,000	2,472,185
[a]	Harbour Energy PLC, 5.50%, 10/15/26	United Kingdom	5,600,000	5,580,381
[a]	Kinetik Holdings LP, 5.875%, 6/15/30	United States	2,400,000	2,418,290
[a]	Nabors Industries, Inc., 7.375%, 5/15/27	United States	1,500,000	1,504,542
	Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27	United States	1,000,000	1,004,071
	Venture Global Calcasieu Pass LLC,
[a]	3.875%, 8/15/29	United States	1,300,000	1,229,542
[a]	4.125%, 8/15/31	United States	1,400,000	1,302,728
				30,209,010
	Engineering & Construction 0.3%
[a]	Arcosa, Inc., 6.875%, 8/15/32	United States	1,400,000	1,466,366
	Entertainment 3.7%
[a]	Allwyn Entertainment Financing U.K. PLC, 7.875%, 4/30/29	Czech Republic	4,100,000	4,323,343
[a]	Banijay Entertainment SAS, 8.125%, 5/01/29	France	2,900,000	3,016,589
	Caesars Entertainment, Inc.,
[a]	7.00%, 2/15/30	United States	1,600,000	1,672,610
[a]	6.50%, 2/15/32	United States	1,900,000	1,966,574
[a]	4.625%, 10/15/29	United States	2,400,000	2,284,471
[a]	Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.625%, 5/01/32	United States	4,200,000	4,352,535
[a]	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/31	United States	3,600,000	3,886,282
				21,502,404
	Environmental Control 1.0%
[a]	Wrangler Holdco Corp., 6.625%, 4/01/32	Canada	5,400,000	5,617,593
	Financial Services 5.2%
[a]	Apollo Commercial Real Estate Finance, Inc., 4.625%, 6/15/29	United States	3,700,000	3,315,153
[a]	Global Net Lease, Inc./Global Net Lease Operating Partnership LP, senior note, 3.75%, 12/15/27	United States	2,300,000	2,146,073
	Iron Mountain, Inc.,
[a]	7.00%, 2/15/29	United States	2,600,000	2,712,117
[a]	5.625%, 7/15/32	United States	3,700,000	3,693,852
franklintempleton.com	Semi-Annual Report	36

Franklin Templeton ETF Trust
Schedule of Investments
Franklin High Yield Corporate ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Financial Services (continued)
[a]	Jefferson Capital Holdings LLC, 6.00%, 8/15/26	United States	900,000	$ 900,868
[a]	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29	United States	2,000,000	1,954,966
[a]	Necessity Retail REIT, Inc./American Finance Operating Partner LP, 4.50%, 9/30/28	United States	1,500,000	1,408,994
[a,b]	Pebblebrook Hotel LP/PEB Finance Corp., 6.375%, 10/15/29	United States	700,000	705,229
[a]	PRA Group, Inc., 5.00%, 10/01/29	United States	2,700,000	2,486,251
	RHP Hotel Properties LP/RHP Finance Corp.,
[a]	7.25%, 7/15/28	United States	1,900,000	1,989,801
[a]	6.50%, 4/01/32	United States	2,800,000	2,895,721
[a]	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/31	United States	3,500,000	3,225,671
[a]	VICI Properties LP/VICI Note Co., Inc., 3.875%, 2/15/29	United States	2,600,000	2,492,308
				29,927,004
	Food 1.8%
[a]	Chobani LLC/Chobani Finance Corp., Inc., 7.625%, 7/01/29	United States	4,000,000	4,205,484
	Pilgrim’s Pride Corp., 6.875%, 5/15/34	United States	2,100,000	2,333,207
[a]	Post Holdings, Inc., 6.25%, 2/15/32	United States	1,300,000	1,340,246
	U.S. Foods, Inc.,
[a,b]	5.75%, 4/15/33	United States	900,000	903,216
[a]	7.25%, 1/15/32	United States	1,200,000	1,271,514
				10,053,667
	Food, Beverage & Tobacco 0.4%
[a]	Primo Water Holdings, Inc., 4.375%, 4/30/29	Canada	2,500,000	2,399,543
	Hand/Machine Tools 0.4%
	Regal Rexnord Corp.,
	6.30%, 2/15/30	United States	1,000,000	1,064,187
	6.40%, 4/15/33	United States	1,400,000	1,498,300
				2,562,487
	Health Care Equipment & Services 1.4%
	CHS/Community Health Systems, Inc.,
[a]	6.875%, 4/15/29	United States	1,000,000	907,714
[a]	senior secured note, 6.00%, 1/15/29	United States	2,600,000	2,526,485
[a]	DaVita, Inc., 4.625%, 6/01/30	United States	5,000,000	4,770,176
				8,204,375
	Healthcare-Products 1.1%
[a]	Bausch & Lomb Corp., 8.375%, 10/01/28	United States	2,600,000	2,752,750
[a]	Neogen Food Safety Corp., 8.625%, 7/20/30	United States	3,400,000	3,766,370
				6,519,120
	Healthcare-Services 2.4%
[a]	CHS/Community Health Systems, Inc., 10.875%, 1/15/32	United States	3,000,000	3,309,705
[a]	Concentra Escrow Issuer Corp., 6.875%, 7/15/32	United States	3,300,000	3,474,118
[a]	Fortrea Holdings, Inc., 7.50%, 7/01/30	United States	2,100,000	2,116,411
	Tenet Healthcare Corp.,
	6.75%, 5/15/31	United States	800,000	834,549
	6.125%, 10/01/28	United States	1,800,000	1,815,804
	6.125%, 6/15/30	United States	1,900,000	1,933,425
				13,484,012
	Home Builders 0.8%
[a]	Dream Finders Homes, Inc., 8.25%, 8/15/28	United States	2,200,000	2,326,863
[a]	LGI Homes, Inc., 8.75%, 12/15/28	United States	1,900,000	2,035,928
				4,362,791
37	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin High Yield Corporate ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Hotels, Restaurants & Leisure 1.6%
	1011778 BC ULC/New Red Finance, Inc.,
[a]	4.00%, 10/15/30	Canada	2,000,000	$ 1,846,051
[a]	6.125%, 6/15/29	Canada	2,600,000	2,677,230
	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
[a]	4.625%, 1/15/29	United States	1,200,000	1,146,694
[a]	6.75%, 1/15/30	United States	3,700,000	3,449,558
				9,119,533
	Household & Personal Products 0.8%
[a]	VM Consolidated, Inc., 5.50%, 4/15/29	United States	4,500,000	4,464,131
	Household Products 0.4%
[a]	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.625%, 7/15/30	United States	2,200,000	2,287,937
	Insurance 2.4%
	Acrisure LLC/Acrisure Finance, Inc.,
[a]	8.50%, 6/15/29	United States	1,900,000	1,985,675
[a]	7.50%, 11/06/30	United States	2,300,000	2,368,931
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
[a]	7.375%, 10/01/32	United States	800,000	812,082
[a]	6.75%, 4/15/28	United States	1,600,000	1,627,101
[a]	7.00%, 1/15/31	United States	2,400,000	2,468,095
[a]	HUB International Ltd., 7.25%, 6/15/30	United States	1,600,000	1,668,328
[a]	Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30	Canada	2,500,000	2,720,865
				13,651,077
	Internet 0.5%
[a]	Cogent Communications Group, Inc./Cogent Communications Finance, Inc., 7.00%, 6/15/27	United States	1,800,000	1,830,928
[a,b]	Wayfair LLC, 7.25%, 10/31/29	United States	800,000	821,568
				2,652,496
	Iron/Steel 1.3%
	ATI, Inc., 7.25%, 8/15/30	United States	1,900,000	2,025,071
[a]	Cleveland-Cliffs, Inc., 7.00%, 3/15/32	United States	5,400,000	5,466,100
				7,491,171
	IT Services 0.8%
[a]	Fortress Intermediate 3, Inc., 7.50%, 6/01/31	United States	4,500,000	4,753,246
	Leisure Time 2.1%
[a]	Carnival Holdings Bermuda Ltd., 10.375%, 5/01/28	United States	900,000	971,724
[a]	NCL Corp. Ltd., 7.75%, 2/15/29	United States	1,800,000	1,930,181
	Royal Caribbean Cruises Ltd.,
[a]	5.625%, 9/30/31	United States	500,000	506,875
[a]	6.00%, 2/01/33	United States	4,100,000	4,205,817
	Viking Cruises Ltd.,
[a]	9.125%, 7/15/31	United States	600,000	656,540
[a]	5.875%, 9/15/27	United States	1,100,000	1,100,002
[a]	7.00%, 2/15/29	United States	2,400,000	2,432,115
				11,803,254
	Lodging 0.2%
[a]	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27	United States	900,000	901,301
	Machinery-Construction & Mining 0.5%
[a]	Manitowoc Co., Inc., 9.25%, 10/01/31	United States	1,700,000	1,744,625
[a,b]	Terex Corp., 6.25%, 10/15/32	United States	1,200,000	1,212,960
				2,957,585
franklintempleton.com	Semi-Annual Report	38

Franklin Templeton ETF Trust
Schedule of Investments
Franklin High Yield Corporate ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Machinery-Diversified 0.3%
[a]	Esab Corp., 6.25%, 4/15/29	United States	1,800,000	$ 1,850,954
	Materials 3.2%
[a]	Arcosa, Inc., 4.375%, 4/15/29	United States	3,000,000	2,886,296
[a]	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., senior note, 5.25%, 8/15/27	Luxembourg	200,000	149,273
[a]	Consolidated Energy Finance SA, 5.625%, 10/15/28	Luxembourg	500,000	423,180
[a]	Constellium SE, 3.75%, 4/15/29	France	2,500,000	2,337,050
[a]	Glatfelter Corp., 4.75%, 11/15/29	United States	1,700,000	1,528,536
[a]	GPD Cos., Inc., senior secured note, 10.125%, 4/01/26	United States	3,450,000	3,194,375
[a]	Novelis Corp., 4.75%, 1/30/30	United States	2,500,000	2,425,927
[a]	OI European Group BV, 4.75%, 2/15/30	United States	2,100,000	1,987,726
[a]	Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27	United States	1,900,000	1,828,698
[a]	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/01/25	United States	22,000	21,786
[a]	Trivium Packaging Finance BV, senior note, 5.50%, 8/15/26	Netherlands	1,400,000	1,395,778
				18,178,625
	Media 1.0%
[a]	CSC Holdings LLC, 3.375%, 2/15/31	United States	2,500,000	1,774,625
[a]	McGraw-Hill Education, Inc., 7.375%, 9/01/31	United States	3,800,000	3,945,761
				5,720,386
	Media & Entertainment 2.8%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
[a]	4.50%, 8/15/30	United States	2,900,000	2,630,902
[a]	5.375%, 6/01/29	United States	2,800,000	2,700,553
	Clear Channel Outdoor Holdings, Inc.,
[a]	7.50%, 6/01/29	United States	1,500,000	1,293,186
[a]	7.875%, 4/01/30	United States	4,200,000	4,395,451
	Diamond Sports Group LLC/Diamond Sports Finance Co.,
[a,c]	senior note, 6.625%, 8/15/27	United States	900,000	11,812
[a,c]	5.375%, 8/15/26	United States	900,000	11,813
[a]	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27	United States	3,000,000	2,947,612
[a]	Sirius XM Radio, Inc., 4.00%, 7/15/28	United States	2,200,000	2,077,239
[a]	Virgin Media Secured Finance PLC, 4.50%, 8/15/30	United Kingdom	300,000	267,105
				16,335,673
	Mining 0.5%
[a]	Constellium SE, 6.375%, 8/15/32	United States	2,900,000	2,978,979
	Miscellaneous Manufacturing 0.7%
[a]	Calderys Financing LLC, 11.25%, 6/01/28	France	1,900,000	2,044,907
	Hillenbrand, Inc., 6.25%, 2/15/29	United States	1,700,000	1,732,071
				3,776,978
	Office/Business Equipment 0.4%
[a]	Zebra Technologies Corp., 6.50%, 6/01/32	United States	2,400,000	2,507,683
	Oil & Gas 6.1%
[a]	Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.25%, 7/15/29	United States	1,600,000	1,645,906
[a]	CITGO Petroleum Corp., 8.375%, 1/15/29	United States	1,400,000	1,457,892
	Civitas Resources, Inc.,
[a]	8.375%, 7/01/28	United States	2,600,000	2,705,869
[a]	8.75%, 7/01/31	United States	2,700,000	2,861,428
[a]	Kraken Oil & Gas Partners LLC, 7.625%, 8/15/29	United States	4,100,000	4,098,199
	Matador Resources Co.,
[a]	6.50%, 4/15/32	United States	3,100,000	3,097,695
[a]	6.25%, 4/15/33	United States	3,200,000	3,154,329
39	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin High Yield Corporate ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Oil & Gas (continued)
	Nabors Industries, Inc.,
[a]	9.125%, 1/31/30	United States	1,600,000	$ 1,651,493
[a]	8.875%, 8/15/31	United States	2,300,000	2,189,980
	PBF Holding Co. LLC/PBF Finance Corp.,
	6.00%, 2/15/28	United States	900,000	889,081
[a]	7.875%, 9/15/30	United States	1,300,000	1,340,304
[a]	Sunoco LP, 7.25%, 5/01/32	United States	2,200,000	2,333,841
[a]	Transocean Titan Financing Ltd., 8.375%, 2/01/28	United States	1,700,000	1,752,523
[a]	Transocean, Inc., 8.75%, 2/15/30	United States	1,530,000	1,596,459
[a]	Viper Energy, Inc., 7.375%, 11/01/31	United States	2,000,000	2,116,958
	Vital Energy, Inc.,
[a]	7.875%, 4/15/32	United States	600,000	581,670
	9.75%, 10/15/30	United States	1,700,000	1,818,039
				35,291,666
	Oil & Gas Services 0.6%
[a]	Kodiak Gas Services LLC, 7.25%, 2/15/29	United States	2,700,000	2,796,344
	Oceaneering International, Inc., 6.00%, 2/01/28	United States	700,000	701,901
				3,498,245
	Packaging & Containers 0.8%
	Mauser Packaging Solutions Holding Co.,
[a]	9.25%, 4/15/27	United States	600,000	615,785
[a]	7.875%, 4/15/27	United States	2,000,000	2,068,855
[a]	Owens-Brockway Glass Container, Inc., senior note, 7.25%, 5/15/31	United States	1,200,000	1,234,299
[a]	Sealed Air Corp./Sealed Air Corp. U.S., 6.125%, 2/01/28	United States	900,000	915,864
				4,834,803
	Pharmaceuticals 2.2%
[a]	1375209 BC Ltd., 9.00%, 1/30/28	Canada	2,561,000	2,540,589
[a]	Endo Finance Holdings, Inc., 8.50%, 4/15/31	United States	4,500,000	4,827,523
[a]	Grifols SA, 4.75%, 10/15/28	Spain	3,800,000	3,562,726
[a,d]	Par Pharmaceutical, Inc., 7.50%, 4/01/27	United States	400,000	—
	Teva Pharmaceutical Finance Netherlands III BV,
	8.125%, 9/15/31	Israel	800,000	918,203
	7.875%, 9/15/29	Israel	900,000	995,420
				12,844,461
	Pharmaceuticals, Biotechnology & Life Sciences 1.2%
[a]	Kedrion SpA, 6.50%, 9/01/29	Italy	5,500,000	5,242,215
	Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 5/09/27	Israel	1,900,000	1,875,603
				7,117,818
	Pipelines 2.6%
[a]	Hess Midstream Operations LP, 6.50%, 6/01/29	United States	1,800,000	1,864,453
[a]	Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 2/15/28	United States	3,600,000	3,966,483
[a]	Northriver Midstream Finance LP, 6.75%, 7/15/32	Canada	2,800,000	2,892,210
	Venture Global LNG, Inc.,
[a]	8.125%, 6/01/28	United States	1,100,000	1,147,508
[a]	8.375%, 6/01/31	United States	1,600,000	1,690,570
[a]	9.50%, 2/01/29	United States	3,000,000	3,381,389
				14,942,613
	Real Estate Management & Development 0.2%
[a]	Greystar Real Estate Partners LLC, 7.75%, 9/01/30	United States	1,100,000	1,169,166
franklintempleton.com	Semi-Annual Report	40

Franklin Templeton ETF Trust
Schedule of Investments
Franklin High Yield Corporate ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Retail 0.9%
[a]	Evergreen Acqco 1 LP/TVI, Inc., 9.75%, 4/26/28	United States	1,110,000	$ 1,171,569
[a]	FirstCash, Inc., 6.875%, 3/01/32	United States	4,000,000	4,121,484
				5,293,053
	Software & Services 0.2%
[a]	Rocket Software, Inc., 6.50%, 2/15/29	United States	1,000,000	952,521
	Technology Hardware & Equipment 0.5%
[a]	McAfee Corp., 7.375%, 2/15/30	United States	3,100,000	3,026,647
	Telecommunication Services 1.9%
[a]	Altice France Holding SA, senior note, 10.50%, 5/15/27	Luxembourg	600,000	208,121
[a]	Altice France SA, first lien, 8.125%, 2/01/27	France	1,000,000	818,554
[a]	CommScope Technologies LLC, 5.00%, 3/15/27	United States	1,800,000	1,508,277
[a]	Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 9/15/29	United Kingdom	2,500,000	2,422,463
[a]	Iliad Holding SASU, 6.50%, 10/15/26	France	1,100,000	1,112,838
[a]	Zegona Finance PLC, 8.625%, 7/15/29	United Kingdom	4,300,000	4,598,312
				10,668,565
	Transportation 1.9%
[a]	First Student Bidco, Inc./First Transit Parent, Inc., 4.00%, 7/31/29	United States	1,600,000	1,502,630
[a]	Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/01/32	United States	4,800,000	5,007,034
[a]	XPO, Inc., 7.125%, 2/01/32	United States	4,000,000	4,214,332
				10,723,996
	Utilities 2.0%
	Calpine Corp.,
[a]	senior note, 5.125%, 3/15/28	United States	700,000	690,776
[a]	first lien, 4.50%, 2/15/28	United States	1,700,000	1,661,026
[a]	Leeward Renewable Energy Operations LLC, 4.25%, 7/01/29	United States	3,600,000	3,397,464
[a]	TTM Technologies, Inc., 4.00%, 3/01/29	United States	4,000,000	3,793,783
[a]	Vistra Operations Co. LLC, senior note, 5.50%, 9/01/26	United States	2,100,000	2,100,963
				11,644,012
	Total Corporate Bonds & Notes (Cost $537,858,316)			543,693,513

			Shares
	Common Stocks 0.0%†
	Pharmaceuticals 0.0%†
[e]	Endo, Inc.	United States	5,615	143,070
	Total Common Stocks (Cost $97,900)			143,070

			Principal Amount*
[f]	Senior Floating Rate Interests 1.5%
	Materials 0.4%
	Hexion Holdings Corp.,
	2022 USD Term Loan, 3 mo. USD Term SOFR + 4.50%, 9.771%, 3/15/29	United States	1,078,000	1,071,554
	2022 USD 2nd Lien Term Loan, 1 mo. USD Term SOFR + 7.44%, 12.383%, 3/15/30	United States	1,186,047	1,074,362
				2,145,916
41	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin High Yield Corporate ETF (continued)
		Country	Principal Amount*	Value
[f]	Senior Floating Rate Interests (continued)
	Software & Services 0.5%
	Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.095%, 2/15/29	United States	1,481,428	1,474,643
	McAfee LLC, 2022 USD Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.451%, 3/01/29	United States	1,372,061	1,368,953
				2,843,596
	Chemicals 0.3%
	PMHC II, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.704%, 4/23/29	United States	1,666,000	1,628,673
	Media & Entertainment 0.3%
	Diamond Sports Group LLC, 2022 First Priority Term Loan, 1 mo. USD Term SOFR + 10.00%, 15.201%, 5/25/26	United States	88,404	78,441
	Fertitta Entertainment LLC, 2022 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.847%, 1/27/29	United States	1,657,500	1,654,798
				1,733,239
	Media 0.0%†
	Diamond Sports Group LLC, 2024 DIP PIK Term Loan, 1 mo. USD Term SOFR + 5.00%, 5.00%, 12/02/24	United States	102,448	124,603
	Total Floating Rate Loans (Cost $8,568,226)			8,476,027
	Total Investments before Short-Term Investments (Cost $546,524,442)			552,312,610
	Short-Term Investments 3.2%
	U.S. Government & Agency Securities 3.2%
[g]	Federal Home Loan Bank Discount Notes, 10/01/24	United States	18,085,000	$18,082,669
	Total Short-Term Investments (Cost $18,085,000)			18,082,669
	Total Investments (Cost $564,609,442) 99.4%			570,395,279
	Other Assets, less Liabilities 0.6%			3,506,196
	Net Assets 100.0%			$ 573,901,475
*The principal amount is stated in U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2024, the value of was $509,577,210, representing 88.8% of net assets.
[b]Security purchased on a when-issued basis. See Note 1(d).
[c]Defaulted security or security for which income has been deemed uncollectible. See Note 8.
[d]Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
[e]Non-income producing.
[f]Variable rate security. The rate shown represents the yield at period end.
[g]The security was issued on a discount basis with no stated coupon rate.
See Abbreviations on page 171.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	42

Franklin Templeton ETF Trust
Financial Highlights
Franklin Income Equity Focus ETFa
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$54.64	$47.16	$49.07	$43.69	$30.93	$33.61
Income from investment operations[b]:
Net investment income[c]	0.79	0.88	0.76	0.70	0.67	0.64
Net realized and unrealized gains (losses)	3.77	7.54	(1.89)	5.39	12.73	(2.84)
Total from investment operations	4.56	8.42	(1.13)	6.09	13.40	(2.20)
Less distributions from:
Net investment income	(0.95)	(0.94)	(0.78)	(0.71)	(0.64)	(0.48)
Total distributions	(0.95)	(0.94)	(0.78)	(0.71)	(0.64)	(0.48)
Net asset value, end of period	$58.25	$54.64	$47.16	$49.07	$43.69	$30.93
Total return[d]	8.43%	18.04%	(2.22)%	13.98%	43.52%	(6.74)%
Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.29%	0.29%	0.29%	0.33%	0.37%	0.57%
Expenses net of waiver and payments by affiliates	0.29%	0.29%	0.29%	0.29%	0.29%	0.33%
Net investment income	2.88%	1.78%	1.66%	1.47%	1.71%	1.75%
Supplemental data
Net assets, end of period (000’s)	$96,117	$120,214	$155,613	$134,935	$139,822	$74,223
Portfolio turnover rate[f]	5.92%[g]	23.59%[g]	32.13%[g]	21.90%[g]	40.54%[g]	32.61%[g]
[a]Effective May 31, 2024, Franklin U.S. Low Volatility ETF was renamed Franklin Income Equity Focus ETF.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[e]Ratios are annualized for periods less than one year.
[f]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash ("Cash creations").
[g]Portfolio turnover rate excluding cash creations was as follows:	5.92%	23.59%	32.13%	21.90%	40.54%	32.61%
43	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments, September 30, 2024 (unaudited)
Franklin Income Equity Focus ETF
	Shares	Value
Common Stocks 62.1%
Communication Services 3.1%
Verizon Communications, Inc.	66,429	$ 2,983,327
Consumer Discretionary 6.1%
General Motors Co.	17,953	805,013
Home Depot, Inc.	3,855	1,562,046
Lowe’s Cos., Inc.	4,813	1,303,601
McDonald’s Corp.	3,729	1,135,518
Starbucks Corp.	11,088	1,080,969
		5,887,147
Consumer Staples 6.1%
Coca-Cola Co.	14,798	1,063,384
PepsiCo, Inc.	10,296	1,750,835
Philip Morris International, Inc.	9,142	1,109,839
Procter & Gamble Co.	11,035	1,911,262
		5,835,320
Energy 5.8%
Chevron Corp.	16,850	2,481,499
Exxon Mobil Corp.	12,508	1,466,188
TotalEnergies SE, ADR	25,576	1,652,721
		5,600,408
Financials 9.1%
Bank of America Corp.	21,539	854,668
Charles Schwab Corp.	17,535	1,136,443
Citigroup, Inc.	11,188	700,369
Fifth Third Bancorp	11,942	511,595
JPMorgan Chase & Co.	5,841	1,231,633
Mastercard, Inc., Class A	993	490,343
MetLife, Inc.	14,850	1,224,828
Morgan Stanley	10,588	1,103,693
PNC Financial Services Group, Inc.	2,772	512,404
U.S. Bancorp	21,780	996,000
		8,761,976
Health Care 5.0%
Abbott Laboratories	9,177	1,046,270
CVS Health Corp.	13,047	820,395
Johnson & Johnson	18,019	2,920,159
		4,786,824
Industrials 10.3%
Honeywell International, Inc.	4,560	942,598
Johnson Controls International PLC	24,552	1,905,481
Lockheed Martin Corp.	3,938	2,301,997
Northrop Grumman Corp.	1,980	1,045,578
RTX Corp.	11,452	1,387,524
Union Pacific Corp.	5,754	1,418,246
United Parcel Service, Inc., Class B	6,258	853,216
		9,854,640
Information Technology 4.6%
Analog Devices, Inc.	5,903	1,358,693
Cisco Systems, Inc.	18,521	985,688
International Business Machines Corp.	4,196	927,652
Texas Instruments, Inc.	5,775	1,192,942
		4,464,975
franklintempleton.com	Semi-Annual Report	44

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Income Equity Focus ETF (continued)
		Shares	Value
	Materials 6.0%
	Air Products & Chemicals, Inc.	5,949	$ 1,771,255
	Albemarle Corp.	4,648	440,212
	Freeport-McMoRan, Inc.	11,272	562,698
	Newmont Corp.	20,811	1,112,348
	Rio Tinto PLC, ADR	25,802	1,836,329
			5,722,842
	Utilities 6.0%
	American Electric Power Co., Inc.	9,702	995,425
	Duke Energy Corp.	6,975	804,218
	Sempra	11,368	950,706
	Southern Co.	33,575	3,027,793
			5,778,142
	Total Common Stocks (Cost $53,987,224)		59,675,601
	Preferred Stocks 3.0%
	Materials 1.4%
	Albemarle Corp., 7.25%, pfd.	30,525	1,373,625
	Utilities 1.6%
	NextEra Energy, Inc., 7.299%, pfd.	27,225	1,509,626
	Total Preferred Stocks (Cost $2,782,061)		2,883,251
	Warrant 1.9%
	Financials 1.9%
[a]	Merrill Lynch BV	18,000	1,812,703
	Total Warrants (Cost $1,742,400)		1,812,703
	Equity-Linked Securities 31.9%
	Other 31.9%
[b]	Barclays Bank PLC into AbbVie Inc., 8.00%, 10/9/25	10,000	1,945,609
[b]	Barclays Bank PLC into Microchip Technology Inc., 10.00%, 10/14/25	19,000	1,515,676
[b]	Barclays Bank PLC into RTX Corp., 7.50%, 10/16/25	9,405	1,122,053
[b]	BNP Paribas Issuance BV into Hewlett Packard Enterprise, 12.00%, 9/24/25	50,000	990,108
[b]	BNP Paribas Issuance BV into Pfizer Inc., 10.50%, 7/23/25	42,000	1,214,423
[b]	BNP Paribas Issuance BV into Target Corp., 9.00%, 7/10/25	7,100	1,087,506
[b]	BofA Finance LLC into S&P 500 Index, 8.50%, 10/2/24	200	1,123,429
[b]	Citigroup Global Markets Holdings, Inc. into Alphabet Inc., 8.50%, 8/20/25	6,000	1,012,096
[b]	Citigroup Global Markets Holdings, Inc. into Analog Devices Inc., 9.00%, 7/8/25	8,100	1,853,698
[b]	Citigroup Global Markets Holdings, Inc. into The Home Depot Inc., 7.50%, 7/21/25	3,300	1,202,435
[b]	JPMorgan Chase Bank NA into Comcast Corp., 8.50%, 9/2/25	38,000	1,548,155
[b]	JPMorgan Chase Bank NA into Exxon Mobil Corp., 8.50%, 11/3/25	11,000	1,256,341
[b]	Mizuho Markets Cayman LP into NextEra Energy Inc., 8.50%, 10/14/25	17,500	1,480,106
[b]	Mizuho Markets Cayman LP into S&P 500 Index, 8.00%, 11/13/24	200	1,123,638
[b]	Royal Bank of Canada into Freeport-McMoRan Inc., 10.00%, 7/8/25	35,300	1,747,866
[b]	Royal Bank of Canada into Medtronic PLC, 8.00%, 8/7/25	6,500	554,157
[b]	Royal Bank of Canada into S&P 500 Index, 7.50%, 10/22/24	153	865,999
[b]	Royal Bank of Canada into Texas Instruments Inc., 8.50%, 7/15/25	11,000	2,185,348
[b]	UBS AG into IBM US, 8.00%, 8/27/25	8,000	1,635,532
[b]	UBS AG into S&P 500 Index, 7.50%, 12/3/24	175	992,892
[b]	Wells Fargo Bank NA into Broadcom Inc., 9.50%, 8/20/25	8,000	1,335,712
[b]	Wells Fargo Bank NA into UnitedHealth Group, 7.00%, 7/14/25	3,550	1,851,235
45	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Income Equity Focus ETF (continued)
			Shares	Value
	Other (continued)
[b]	Wells Fargo Bank NA S&P 500 Index, 9.00%, 11/19/24		200	$ 1,091,690
				30,735,704
	Total Equity-Linked Securities (Cost $29,781,514)			30,735,704
	Total Investments before Short-Term Investments (Cost $88,293,199)			95,107,259

		Country	Principal Amount*
	Short-Term Investments 0.9%
	U.S. Government & Agency Securities 0.9%
[c]	Federal Home Loan Bank Discount Notes, 10/01/24	United States	$ 855,000	854,890
	Total Short-Term Investments (Cost $855,000)			854,890
	Total Investments (Cost $89,148,199) 99.8%			95,962,149
	Other Assets, less Liabilities 0.2%			154,863
	Net Assets 100.0%			$ 96,117,012
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2024, the value of was $30,735,704, representing 32.0% of net assets.
[c]The security was issued on a discount basis with no stated coupon rate.
See Abbreviations on page 171.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	46

Franklin Templeton ETF Trust
Financial Highlights
Franklin Income Focus ETF
	Six Months Ended September 30, 2024 (unaudited)	Period Ended March 31, 2024[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$26.03	$25.00
Income from investment operations[b]:
Net investment income[c]	0.68	1.12
Net realized and unrealized gains (losses)	1.18	0.92
Total from investment operations	1.86	2.04
Less distributions from net investment income	(0.75)	(1.01)
Net asset value, end of period	$27.14	$26.03
Total return[d]	7.26%	8.40%
Ratios to average net assets[e]
Total expenses	0.38%	0.38%
Net investment income	5.22%	5.49%
Supplemental data
Net assets, end of period (000’s)	$331,090	$177,033
Portfolio turnover rate[f]	14.56%[g]	46.93%[g]
[a]For the period June 06, 2023 (commencement of operations) to March 31, 2024.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[e]Ratios are annualized for periods less than one year.
[f]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash ("Cash creations").
[g]Portfolio turnover rate excluding cash creations was as follows:	10.52%	46.93%
47	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments, September 30, 2024 (unaudited)
Franklin Income Focus ETF
		Country	Principal Amount*	Value
	Corporate Bonds & Notes 40.0%
	Advertising 0.5%
	Clear Channel Outdoor Holdings, Inc.,
	[a] 5.125%, 8/15/27	United States	820,000	$ 806,739
	[a] 9.00%, 9/15/28	United States	750,000	797,923
				1,604,662
	Aerospace & Defense 1.9%
	Boeing Co.,
	5.15%, 5/01/30	United States	3,060,000	3,068,385
	[a] 6.528%, 5/01/34	United States	600,000	644,185
[a]	Bombardier, Inc., 7.25%, 7/01/31	Canada	600,000	635,061
	TransDigm, Inc.,
	5.50%, 11/15/27	United States	1,250,000	1,246,648
	[a] 6.75%, 8/15/28	United States	600,000	618,323
				6,212,602
	Agriculture 0.6%
	BAT Capital Corp.,
	7.75%, 10/19/32	United Kingdom	850,000	1,006,239
	6.421%, 8/02/33	United Kingdom	500,000	549,390
	Philip Morris International, Inc., 5.375%, 2/15/33	United States	500,000	523,109
				2,078,738
	Airlines 2.2%
[a]	American Airlines, Inc., 8.50%, 5/15/29	United States	1,650,000	1,751,705
[a]	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29	United States	1,000,000	999,168
[a]	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28	United States	1,900,000	1,898,311
[a]	JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, 9/20/31	United States	750,000	790,717
[a]	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27	United States	913,000	925,037
[a]	United Airlines, Inc., 4.625%, 4/15/29	United States	1,065,000	1,029,769
				7,394,707
	Apparel 0.1%
[a]	Hanesbrands, Inc., 9.00%, 2/15/31	United States	350,000	378,120
	Auto Manufacturers 1.6%
	Ford Motor Co.,
	3.25%, 2/12/32	United States	750,000	638,962
	6.10%, 8/19/32	United States	1,300,000	1,332,987
	Ford Motor Credit Co. LLC, 7.35%, 3/06/30	United States	1,260,000	1,365,005
	General Motors Financial Co., Inc.,
	6.40%, 1/09/33	United States	1,115,000	1,189,355
	5.80%, 1/07/29	United States	850,000	884,374
				5,410,683
	Auto Parts & Equipment 0.2%
[a]	Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29	United States	750,000	660,927
	Banks 3.4%
	Bank of America Corp., 4.571% to 4/27/32, FRN thereafter, 4/27/33	United States	1,500,000	1,493,273
	Barclays PLC, 7.437% to 11/02/33, FRN thereafter, 11/02/33	United Kingdom	1,465,000	1,691,911
	Citigroup, Inc.,
	6.27% to 11/17/32, FRN thereafter, 11/17/33	United States	500,000	549,440
	6.174% to 5/25/33, FRN thereafter, 5/25/34	United States	495,000	528,365
	Fifth Third Bank NA, 5.852% to 10/27/24, FRN thereafter, 10/27/25	United States	500,000	500,178
	Goldman Sachs Group, Inc., 6.561% to 10/24/33, FRN thereafter, 10/24/34	United States	825,000	931,737
	JPMorgan Chase & Co., 5.04% to 1/23/27, FRN thereafter, 1/23/28	United States	980,000	996,514
	KeyBank NA, 4.90%, 8/08/32	United States	615,000	598,954
franklintempleton.com	Semi-Annual Report	48

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Income Focus ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Banks (continued)
	Morgan Stanley, 6.342% to 10/18/32, FRN thereafter, 10/18/33	United States	1,148,000	$ 1,277,060
	PNC Financial Services Group, Inc., 5.068% to 1/24/33, FRN thereafter, 1/24/34	United States	510,000	517,320
	Truist Financial Corp., 4.916% to 7/28/32, FRN thereafter, 7/28/33	United States	540,000	529,720
	U.S. Bancorp, 5.836% to 6/10/33, FRN thereafter, 6/12/34	United States	300,000	320,442
	Wells Fargo & Co., 5.389% to 4/24/33, FRN thereafter, 4/24/34	United States	1,101,000	1,142,494
				11,077,408
	Building Products 0.1%
[a]	AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28	United States	250,000	261,833
	Chemicals 0.7%
	Celanese U.S. Holdings LLC, 6.379%, 7/15/32	United States	725,000	775,459
[a]	Rain Carbon, Inc., 12.25%, 9/01/29	United States	500,000	540,673
[a]	SCIH Salt Holdings, Inc., 4.875%, 5/01/28	United States	1,155,000	1,114,613
				2,430,745
	Commercial Services & Supplies 0.5%
[a]	Ashtead Capital, Inc., 4.25%, 11/01/29	United Kingdom	550,000	535,428
[a]	MPH Acquisition Holdings LLC, 5.50%, 9/01/28	United States	925,000	667,845
[a]	United Rentals North America, Inc., 6.00%, 12/15/29	United States	485,000	501,003
				1,704,276
	Construction Materials 0.4%
	Carrier Global Corp., 2.722%, 2/15/30	United States	850,000	786,072
[a]	EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30	United States	500,000	516,172
				1,302,244
	Electric 3.2%
	American Electric Power Co., Inc., 5.625%, 3/01/33	United States	300,000	316,708
[a]	Calpine Corp., senior note, 5.125%, 3/15/28	United States	1,500,000	1,480,234
	Dominion Energy, Inc., Series C, 3.375%, 4/01/30	United States	300,000	284,433
	NextEra Energy Capital Holdings, Inc., 5.25%, 3/15/34	United States	500,000	519,505
	NRG Energy, Inc.,
	[a] 3.625%, 2/15/31	United States	1,320,000	1,197,348
	[a] 7.00%, 3/15/33	United States	750,000	833,633
	Pacific Gas & Electric Co., 3.15%, 1/01/26	United States	1,800,000	1,766,533
	Southern Co., 5.70%, 10/15/32	United States	480,000	514,676
[a]	Vistra Corp., 8.00% to 12/31/99, FRN thereafter, 12/31/99	United States	1,100,000	1,153,232
	Vistra Operations Co. LLC,
	[a] 3.70%, 1/30/27	United States	535,000	524,413
	[a] 7.75%, 10/15/31	United States	500,000	538,684
	[a] 6.875%, 4/15/32	United States	1,400,000	1,473,847
				10,603,246
	Entertainment 0.9%
	Caesars Entertainment, Inc.,
	[a] 8.125%, 7/01/27	United States	475,000	485,077
	[a] 4.625%, 10/15/29	United States	855,000	813,843
	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
	[a] 7.125%, 2/15/31	United States	700,000	755,666
	[a] 6.25%, 3/15/33	United States	800,000	810,937
				2,865,523
	Financial Services 1.6%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
	5.75%, 6/06/28	Ireland	500,000	521,286
	4.95%, 9/10/34	Ireland	750,000	746,244
49	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Income Focus ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Financial Services (continued)
	Capital One Financial Corp.,
	3.75%, 7/28/26	United States	600,000	$ 591,920
	4.927% to 5/10/27, FRN thereafter, 5/10/28	United States	765,000	774,284
	5.817% to 2/01/33, FRN thereafter, 2/01/34	United States	1,000,000	1,040,957
	Charles Schwab Corp.,
	5.853% to 5/19/33, FRN thereafter, 5/19/34	United States	490,000	524,911
	6.196% to 11/17/28, FRN thereafter, 11/17/29	United States	500,000	534,620
[a]	Macquarie Airfinance Holdings Ltd., 6.40%, 3/26/29	United Kingdom	500,000	520,762
				5,254,984
	Food 0.7%
	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 5.75%, 4/01/33	United States	530,000	549,454
	Pilgrim’s Pride Corp., 6.25%, 7/01/33	United States	1,000,000	1,062,211
[a]	Post Holdings, Inc., 6.25%, 2/15/32	United States	700,000	721,670
				2,333,335
	Hand/Machine Tools 0.2%
	Regal Rexnord Corp., 6.40%, 4/15/33	United States	500,000	535,107
	Health Care Providers & Services 4.6%
	Centene Corp., 2.50%, 3/01/31	United States	2,030,000	1,746,562
	CHS/Community Health Systems, Inc.,
	[a] 8.00%, 12/15/27	United States	1,450,000	1,455,954
	[a] 6.875%, 4/01/28	United States	705,000	595,990
	[a] 10.875%, 1/15/32	United States	2,625,000	2,895,992
	DaVita, Inc.,
	[a] 4.625%, 6/01/30	United States	1,520,000	1,450,133
	[a] 6.875%, 9/01/32	United States	500,000	516,953
[a]	Fresenius Medical Care U.S. Finance III, Inc., 2.375%, 2/16/31	Germany	645,000	545,764
	HCA, Inc., 5.625%, 9/01/28	United States	2,085,000	2,165,244
	Tenet Healthcare Corp., 6.125%, 10/01/28	United States	3,375,000	3,404,632
	UnitedHealth Group, Inc., 5.35%, 2/15/33	United States	500,000	531,301
				15,308,525
	Healthcare-Products 0.6%
	GE HealthCare Technologies, Inc., 5.905%, 11/22/32	United States	475,000	514,741
[a]	Medline Borrower LP, 3.875%, 4/01/29	United States	1,135,000	1,075,542
[a]	Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/29	United States	450,000	464,212
				2,054,495
	Insurance 0.3%
	Brown & Brown, Inc., 2.375%, 3/15/31	United States	615,000	532,839
[a]	Five Corners Funding Trust III, 5.791%, 2/15/33	United States	490,000	526,356
				1,059,195
	Internet 0.5%
	Expedia Group, Inc., 3.80%, 2/15/28	United States	525,000	515,276
	Netflix, Inc., 5.875%, 11/15/28	United States	945,000	1,007,387
				1,522,663
	Iron/Steel 0.3%
	ArcelorMittal SA, 6.80%, 11/29/32	Luxembourg	485,000	541,258
[a]	Cleveland-Cliffs, Inc., 6.75%, 4/15/30	United States	400,000	407,240
				948,498
	IT Services 0.7%
	Dell International LLC/EMC Corp., 5.75%, 2/01/33	United States	300,000	322,068
	Hewlett Packard Enterprise Co., 5.00%, 10/15/34	United States	750,000	742,820
	HP, Inc., 5.50%, 1/15/33	United States	750,000	789,210
franklintempleton.com	Semi-Annual Report	50

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Income Focus ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	IT Services (continued)
[a]	McAfee Corp., 7.375%, 2/15/30	United States	565,000	$ 551,631
				2,405,729
	Leisure Time 0.9%
	Carnival Corp.,
	[a] 7.625%, 3/01/26	United States	1,590,000	1,605,717
	[a] 10.50%, 6/01/30	United States	800,000	869,108
[a]	Royal Caribbean Cruises Ltd., 6.25%, 3/15/32	United States	600,000	622,779
				3,097,604
	Lodging 0.5%
[a]	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27	United States	775,000	776,120
[a]	Wynn Macau Ltd., 5.50%, 1/15/26	Macau	980,000	973,308
				1,749,428
	Media 1.0%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
	[a] 5.00%, 2/01/28	United States	1,350,000	1,314,229
	[a] 5.125%, 5/01/27	United States	1,000,000	984,956
	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908%, 7/23/25	United States	600,000	599,181
[a]	Univision Communications, Inc., senior note, 6.625%, 6/01/27	United States	520,000	522,043
				3,420,409
	Mining 0.7%
[a]	Alcoa Nederland Holding BV, 4.125%, 3/31/29	United States	825,000	792,024
[a]	FMG Resources August 2006 Pty. Ltd., 6.125%, 4/15/32	Australia	770,000	788,410
	Freeport-McMoRan, Inc., 5.40%, 11/14/34	United States	775,000	804,572
				2,385,006
	Oil & Gas 1.2%
	Calumet Specialty Products Partners LP/Calumet Finance Corp.,
	[a] 8.125%, 1/15/27	United States	1,925,000	1,875,085
	[a] 9.25%, 7/15/29	United States	300,000	308,607
	[a] 9.75%, 7/15/28	United States	400,000	393,480
[a]	Matador Resources Co., 6.50%, 4/15/32	United States	450,000	449,666
	Occidental Petroleum Corp., 6.625%, 9/01/30	United States	700,000	755,633
				3,782,471
	Oil & Gas Services 0.3%
[a]	Weatherford International Ltd., 8.625%, 4/30/30	United States	1,040,000	1,084,456
	Packaging & Containers 1.8%
[a]	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 9/01/29	United States	1,150,000	1,027,563
[a]	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., senior note, 5.25%, 8/15/27	Luxembourg	3,235,000	2,414,492
	Mauser Packaging Solutions Holding Co.,
	[a] 9.25%, 4/15/27	United States	1,400,000	1,436,832
	[a] 7.875%, 4/15/27	United States	1,065,000	1,101,665
				5,980,552
	Pharmaceuticals 1.7%
[a]	1375209 BC Ltd., 9.00%, 1/30/28	Canada	1,625,000	1,612,049
	AbbVie, Inc., 4.55%, 3/15/35	United States	520,000	520,335
[a]	Bausch Health Cos., Inc., 5.50%, 11/01/25	United States	1,140,000	1,116,645
	CVS Health Corp., 5.25%, 2/21/33	United States	1,000,000	1,022,102
[a]	Endo Finance Holdings, Inc., 8.50%, 4/15/31	United States	500,000	536,391
51	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Income Focus ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Pharmaceuticals (continued)
	Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/01/28	Israel	600,000	$ 625,832
				5,433,354
	Pipelines 1.4%
	Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	United States	800,000	769,515
	Kinder Morgan, Inc.,
	5.20%, 6/01/33	United States	515,000	521,560
	5.40%, 2/01/34	United States	775,000	794,498
	Venture Global LNG, Inc.,
	[a] 8.125%, 6/01/28	United States	740,000	771,960
	[a] 9.00% to 12/31/99, FRN thereafter, 12/31/99	United States	1,000,000	1,014,394
	Williams Cos., Inc., 3.50%, 11/15/30	United States	825,000	780,192
				4,652,119
	Real Estate Management & Development 0.8%
	American Tower Corp., 5.55%, 7/15/33	United States	850,000	891,231
	Crown Castle, Inc., 5.10%, 5/01/33	United States	300,000	303,957
	Healthpeak OP LLC, 5.25%, 12/15/32	United States	500,000	515,374
	VICI Properties LP, 5.125%, 5/15/32	United States	800,000	803,939
				2,514,501
	Retail 1.1%
[a]	Bausch & Lomb Corp., 8.375%, 10/01/28	United States	675,000	714,656
	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
	[a] 4.625%, 1/15/29	United States	1,315,000	1,256,586
	[a] 6.75%, 1/15/30	United States	800,000	745,850
	Lowe’s Cos., Inc., 5.00%, 4/15/33	United States	1,000,000	1,031,690
				3,748,782
	Semiconductors 0.6%
[a]	Broadcom, Inc., 3.469%, 4/15/34	United States	1,315,000	1,184,668
	Micron Technology, Inc., 5.327%, 2/06/29	United States	350,000	361,814
	NXP BV/NXP Funding LLC, 5.55%, 12/01/28	China	500,000	519,303
				2,065,785
	Software 1.0%
[a]	Cloud Software Group, Inc., 6.50%, 3/31/29	United States	900,000	896,230
	Fiserv, Inc., 5.60%, 3/02/33	United States	400,000	423,886
	Oracle Corp.,
	2.875%, 3/25/31	United States	650,000	591,645
	6.25%, 11/09/32	United States	720,000	796,934
	Workday, Inc., 3.80%, 4/01/32	United States	550,000	522,315
				3,231,010
	Telecommunications 1.2%
[a]	CommScope LLC, 6.00%, 3/01/26	United States	2,200,000	2,142,250
[a]	CommScope Technologies LLC, 6.00%, 6/15/25	United States	500,000	484,375
	Sprint LLC, 7.625%, 3/01/26	United States	470,000	485,844
	T-Mobile USA, Inc., 5.05%, 7/15/33	United States	900,000	922,911
				4,035,380
	Total Corporate Bonds & Notes (Cost $127,573,647)			132,589,102
	U.S. Government & Agency Securities 10.9%
	Federal Home Loan Mortgage Corp.,
	5.00%, 5/01/53	United States	1,010,247	1,010,700
	5.50%, 7/01/53	United States	492,533	498,382
	5.50%, 11/01/53	United States	498,500	504,571
franklintempleton.com	Semi-Annual Report	52

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Income Focus ETF (continued)
	Country	Principal Amount*	Value
U.S. Government & Agency Securities (continued)
Federal National Mortgage Association,
5.00%, 5/01/53	United States	1,002,356	$ 1,002,805
5.00%, 11/01/53	United States	1,512,063	1,511,941
U.S. Treasury Bonds, 3.625%, 5/15/53	United States	2,000,000	1,820,625
U.S. Treasury Notes,
4.00%, 2/15/34	United States	4,000,000	4,069,688
4.375%, 12/15/26	United States	2,000,000	2,032,031
4.625%, 6/30/26	United States	5,000,000	5,077,441
4.625%, 4/30/29	United States	2,500,000	2,611,084
U.S. Treasury STRIPS Principal,
[b] zero cpn., 2/15/45	United States	14,000,000	5,926,174
[b] zero cpn., 5/15/53	United States	31,500,000	9,850,968
Total U.S. Government & Agency Securities (Cost $34,286,001)			35,916,410

		Shares
Common Stocks 29.2%
Aerospace & Defense 2.0%
Lockheed Martin Corp.	United States	5,297	3,096,414
RTX Corp.	United States	15,484	1,876,041
TransDigm Group, Inc.	United States	1,128	1,609,803
			6,582,258
Banks 3.6%
Bank of America Corp.	United States	83,075	3,296,416
Citigroup, Inc.	United States	296	18,529
JPMorgan Chase & Co.	United States	20,824	4,390,949
Truist Financial Corp.	United States	46,393	1,984,229
U.S. Bancorp	United States	51,840	2,370,643
			12,060,766
Beverages 1.6%
Coca-Cola Co.	United States	39,139	2,812,529
PepsiCo, Inc.	United States	14,839	2,523,372
			5,335,901
Biotechnology 0.8%
AbbVie, Inc.	United States	14,251	2,814,288
Building Products 0.7%
Johnson Controls International PLC	United States	29,818	2,314,175
Capital Markets 0.9%
Morgan Stanley	United States	29,537	3,078,937
Chemicals 1.3%
Air Products & Chemicals, Inc.	United States	8,458	2,518,285
Albemarle Corp.	United States	19,010	1,800,437
			4,318,722
Communications Equipment 0.5%
Cisco Systems, Inc.	United States	29,568	1,573,609
Diversified Telecommunication Services 0.8%
Verizon Communications, Inc.	United States	58,451	2,625,034
Electric Utilities 3.1%
Duke Energy Corp.	United States	33,192	3,827,038
Edison International	United States	11,350	988,471
NextEra Energy, Inc.	United States	22,619	1,911,984
53	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Income Focus ETF (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Electric Utilities (continued)
	Southern Co.	United States	30,355	$ 2,737,414
	Xcel Energy, Inc.	United States	14,214	928,174
				10,393,081
	Hotels, Restaurants & Leisure 0.5%
	Starbucks Corp.	United States	16,187	1,578,071
	Household Products 1.1%
	Procter & Gamble Co.	United States	20,362	3,526,698
	Industrial Conglomerates 0.8%
	Honeywell International, Inc.	United States	12,048	2,490,442
	Machinery 0.5%
	Illinois Tool Works, Inc.	United States	6,667	1,747,221
	Media 0.0%†
	Comcast Corp., Class A	United States	368	15,371
	Metals & Mining 0.9%
	BHP Group Ltd., ADR	Australia	47,398	2,943,890
	Multi-Utilities 0.3%
	Sempra	United States	10,503	878,366
	Oil, Gas & Consumable Fuels 3.7%
	Chevron Corp.	United States	35,231	5,188,469
	Exxon Mobil Corp.	United States	41,107	4,818,562
	TotalEnergies SE, ADR	France	35,967	2,324,188
				12,331,219
	Pharmaceuticals 2.8%
	Johnson & Johnson	United States	25,929	4,202,053
	Merck & Co., Inc.	United States	22,066	2,505,815
	Roche Holding AG, ADR	United States	63,325	2,529,834
				9,237,702
	Semiconductors & Semiconductor Equipment 1.6%
	Analog Devices, Inc.	United States	15,063	3,467,051
	Microchip Technology, Inc.	United States	21,927	1,760,519
				5,227,570
	Specialty Retail 0.8%
	Home Depot, Inc.	United States	6,462	2,618,402
	Tobacco 0.9%
	Philip Morris International, Inc.	United States	23,947	2,907,166
	Total Common Stocks (Cost $86,212,227)			96,598,889
	Preferred Stocks 1.0%
	Electric Utilities 1.0%
	NextEra Energy, Inc., 6.926%, pfd.	United States	35,969	1,667,523
	NextEra Energy, Inc., 7.299%, pfd.	United States	31,890	1,768,300
				3,435,823
	Total Preferred Stocks (Cost $3,265,408)			3,435,823
	Equity-Linked Securities 15.9%
	Other 15.9%
[a]	Barclays Bank PLC into IBM US, 8.50%, 6/9/25	United Kingdom	7,000	1,338,679
[a]	BNP Paribas Issuance BV into Freeport-Mcmoran Inc., 7.50%, 11/26/25	Netherlands	56,000	2,659,679
[a]	BNP Paribas Issuance BV into S&P 500 Index, 7.50%, 11/26/25	Netherlands	625	3,552,958
franklintempleton.com	Semi-Annual Report	54

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Income Focus ETF (continued)
		Country	Shares	Value
	Equity-Linked Securities (continued)
	Other (continued)
[a]	BNP Paribas Issuance BV into Target Corp., 9.00%, 7/10/25	Netherlands	8,600	$ 1,317,260
[a]	BofA Finance LLC into S&P 500 Index, 8.50%, 10/2/24	United States	480	2,696,229
[a]	BofA Finance LLC into S&P 500 Index, 12.00%, 12/24/24	United States	610	3,512,434
[a]	Citigroup Global Markets Holdings, Inc. into The Home Depot Inc., 7.50%, 7/21/25	United States	3,750	1,366,403
[a]	JPMorgan Chase Bank NA into Alphabet Inc., Class A, 8.00%, 3/28/25	United States	12,000	1,837,753
[a]	JPMorgan Chase Bank NA into Comcast Corp., 8.50%, 9/2/25	United States	42,000	1,711,119
[a]	JPMorgan Chase Bank NA into Exxon Mobil Corp., 8.50%, 11/3/25	United States	11,000	1,256,341
[a]	Merrill Lynch BV into Microsoft Inc., 7.50%, 10/06/25	United States	3,000	1,286,177
[a]	Mizuho Markets Cayman LP into S&P 500 Index, 8.00%, 11/13/24	Japan	600	3,370,916
[a]	National Bank of Canada into Broadcom Inc., 11.50%, 5/13/25	Canada	750	1,033,273
[a]	Royal Bank of Canada into Cisco Systems Inc., 8.00%, 9/17/25	Canada	30,000	1,547,181
[a]	Royal Bank of Canada into Citigroup Inc., 8.50%, 8/27/25	Canada	40,000	2,446,257
[a]	Royal Bank of Canada into S&P 500 Index, 7.50%, 10/22/24	Canada	480	2,716,860
[a]	Royal Bank of Canada into Texas Instruments Inc., 8.00%, 6/11/25	Canada	25,000	5,092,988
[a]	UBS AG into Apple Inc., 7.00%, 4/2/25	Switzerland	6,000	1,141,355
[a]	UBS AG into S&P 500 Index, 7.00%, 10/22/24	Switzerland	475	2,616,256
[a]	UBS AG into S&P 500 Index, 7.50%, 12/3/24	United Kingdom	575	3,262,360
[a]	Wells Fargo Bank NA S&P 500 Index, 9.00%, 11/19/24	United States	600	3,275,069
[a]	Wells Fargo Bank NA S&P 500 Index, 7.00%, 11/19/24	United States	625	3,553,477
				52,591,024
	Total Equity-Linked Securities (Cost $50,858,812)			52,591,024
	Total Investments (Cost $302,196,095) 97.0%			321,131,248
	Other Assets, less Liabilities 3.0%			9,958,406
	Net Assets 100.0%			$ 331,089,654
*The principal amount is stated in U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2024, the value of was $122,276,283, representing 36.9% of net assets.
[b]The security was issued on a discount basis with no stated coupon rate.
See Abbreviations on page 171.
55	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Franklin Intelligent Machines ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31,				Period Ended March 31, 2020[a]
		2024	2023	2022	2021
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$58.34	$44.16	$46.30	$43.24	$20.67	$25.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.03)	(0.03)	—	(0.10)	(0.06)	—
Net realized and unrealized gains (losses)	4.96	14.21	(2.14)	3.25	22.63	(4.33)
Total from investment operations	4.93	14.18	(2.14)	3.15	22.57	(4.33)
Less distributions from:
Net investment income	—	—	—	—	(0.00)[d]	—
Net realized gains	—	—	—	(0.09)	—	—
Total distributions	—	—	—	(0.09)	—	—
Net asset value, end of period	$63.27	$58.34	$44.16	$46.30	$43.24	$20.67
Total return[e]	8.43%	32.13%	(4.62)%	7.27%	109.21%	(17.32)%
Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	0.50%	0.50%	0.50%	0.77%	2.19%	12.91%
Expenses net of waiver and payments by affiliates	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	(0.09)%	(0.07)%	—%	(0.21)%	(0.17)%	0.20%
Supplemental data
Net assets, end of period (000’s)	$25,310	$20,419	$8,832	$11,574	$10,809	$2,067
Portfolio turnover rate[g]	5.23%[h]	11.93%[h]	19.82%[h]	35.98%[h]	75.25%[h]	—%[h]
[a]For the period February 25, 2020 (commencement of operations) to March 31, 2020.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Amount rounds to less than $0.005 per share.
[e]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[f]Ratios are annualized for periods less than one year.
[g]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash ("Cash creations").
[h]Portfolio turnover rate excluding cash creations was as follows:	5.23%	10.90%	19.38%	35.98%	75.25%	—
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	56

Franklin Templeton ETF Trust
Schedule of Investments, September 30, 2024 (unaudited)
Franklin Intelligent Machines ETF
		Country	Shares	Value
	Common Stocks 99.2%
	Aerospace & Defense 3.9%
[a]	Axon Enterprise, Inc.	United States	2,480	$ 991,008
	Automobiles 3.5%
[a]	Tesla, Inc.	United States	3,434	898,437
	Construction & Engineering 3.6%
	Quanta Services, Inc.	United States	2,161	644,302
	Valmont Industries, Inc.	United States	932	270,234
				914,536
	Electrical Equipment 1.9%
	Eaton Corp. PLC	United States	1,013	335,749
	Vertiv Holdings Co., Class A	United States	1,335	132,819
				468,568
	Electronic Equipment, Instruments & Components 6.0%
	Amphenol Corp., Class A	United States	6,216	405,035
	Keyence Corp.	Japan	1,025	489,856
[a]	Keysight Technologies, Inc.	United States	1,339	212,807
	TE Connectivity PLC	Ireland	1,082	163,371
[a]	Trimble, Inc.	United States	1,781	110,582
[a]	Zebra Technologies Corp., Class A	United States	365	135,167
				1,516,818
	Ground Transportation 1.1%
[a]	Uber Technologies, Inc.	United States	3,592	269,975
	Health Care Equipment & Supplies 7.9%
[a]	Align Technology, Inc.	United States	469	119,276
[a]	IDEXX Laboratories, Inc.	United States	624	315,257
[a]	Intuitive Surgical, Inc.	United States	2,856	1,403,067
[a]	PROCEPT BioRobotics Corp.	United States	2,005	160,641
				1,998,241
	Health Care Technology 0.7%
	Pro Medicus Ltd.	Australia	1,448	179,061
	Household Durables 0.3%
	Panasonic Holdings Corp.	Japan	9,040	78,556
	Industrial Conglomerates 0.9%
	Honeywell International, Inc.	United States	441	91,159
	Siemens AG	Germany	730	147,741
				238,900
	Semiconductors & Semiconductor Equipment 42.6%
[a]	Advanced Micro Devices, Inc.	United States	3,918	642,865
	Analog Devices, Inc.	United States	1,992	458,499
	Applied Materials, Inc.	United States	3,589	725,157
	ASM International NV	Netherlands	1,112	731,474
	ASML Holding NV	Netherlands	1,259	1,049,062
	Broadcom, Inc.	United States	3,230	557,175
	Entegris, Inc.	United States	3,154	354,920
[a]	First Solar, Inc.	United States	538	134,199
	Infineon Technologies AG	Germany	6,050	212,421
	KLA Corp.	United States	531	411,212
	Lam Research Corp.	United States	424	346,018
	Microchip Technology, Inc.	United States	1,219	97,873
	Monolithic Power Systems, Inc.	United States	80	73,960
	NVIDIA Corp.	United States	25,000	3,036,000
	NXP Semiconductors NV	Netherlands	923	221,529
57	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Intelligent Machines ETF (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
[a]	SiTime Corp.	United States	408	$ 69,976
	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Taiwan	5,673	985,230
	Teradyne, Inc.	United States	3,608	483,219
	Texas Instruments, Inc.	United States	891	184,054
				10,774,843
	Software 21.9%
[a]	Altair Engineering, Inc., Class A	United States	3,115	297,514
[a]	ANSYS, Inc.	United States	1,227	390,959
[a]	Autodesk, Inc.	United States	1,683	463,633
	Bentley Systems, Inc., Class B	United States	2,146	109,038
[a]	Cadence Design Systems, Inc.	United States	3,603	976,521
	Constellation Software, Inc.	Canada	200	651,393
[a]	Crowdstrike Holdings, Inc., Class A	United States	665	186,513
	Dassault Systemes SE	France	6,639	263,999
[a]	Descartes Systems Group, Inc.	Canada	6,611	681,041
[a,b]	Lumine Group, Inc.	Canada	600	14,035
[a]	PTC, Inc.	United States	1,826	329,885
	Roper Technologies, Inc.	United States	400	222,576
[a]	Synopsys, Inc.	United States	1,883	953,532
				5,540,639
	Technology Hardware, Storage & Peripherals 4.9%
	Apple, Inc.	United States	4,904	1,142,632
[a]	Pure Storage, Inc., Class A	United States	1,887	94,803
				1,237,435
	Total Common Stocks (Cost $18,886,544)			25,107,017
	Warrant 0.0%
	Software 0.0%
[a,c]	Constellation Software, Inc.	Canada	225	—
	Total Investments (Cost $18,886,544) 99.2%			25,107,017
	Other Assets, less Liabilities 0.8%			202,832
	Net Assets 100.0%			$ 25,309,849
[a]Non-income producing.
[b]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2024, the value of was $14,035, representing 0.1% of net assets.
[c]Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
See Abbreviations on page 171.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	58

Franklin Templeton ETF Trust
Financial Highlights
Franklin International Aggregate Bond ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$20.18	$19.59	$23.65	$25.02	$24.95	$24.56
Income from investment operations[a]:
Net investment income (loss)[b]	0.24	0.47	0.19	0.05	(0.01)	0.22
Net realized and unrealized gains (losses)	0.31	0.31	(0.77)	(0.87)	0.19	0.78
Total from investment operations	0.55	0.78	(0.58)	(0.82)	0.18	1.00
Less distributions from:
Net investment income	—	(0.19)	(3.48)	(0.42)	(0.11)	(0.09)
Net realized gains	—	—	—	(0.13)	—	(0.52)
Total distributions	—	(0.19)	(3.48)	(0.55)	(0.11)	(0.61)
Net asset value, end of period	$20.73	$20.18	$19.59	$23.65	$25.02	$24.95
Total return[c]	2.67%	4.04%	(2.38)%	(3.35)%	0.72%	4.05%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.25%	0.25%	0.25%	0.39%	0.58%	3.23%
Expenses net of waiver and payments by affiliates	0.25%	0.25%	0.25%	0.25%	0.25%	0.28%
Net investment income (loss)	2.33%	2.40%	0.86%	0.21%	(0.03)%	0.87%
Supplemental data
Net assets, end of period (000’s)	$583,560	$489,468	$276,164	$193,968	$181,405	$4,989
Portfolio turnover rate[e]	11.92%[f]	26.48%[f]	31.03%[f]	24.12%[f]	72.21%[f]	66.78%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Ratios are annualized for periods less than one year.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash ("Cash creations").
[f]Portfolio turnover rate excluding cash creations was as follows:	11.92%	26.48%	31.03%	24.12%	72.21%	66.78%
59	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments, September 30, 2024 (unaudited)
Franklin International Aggregate Bond ETF
		Principal Amount*		Value
	Foreign Government and Agency Securities 95.7%
	Australia 2.9%
[a]	Australia Government Bonds, Series 149, 2.25%, 5/21/28	8,000,000	AUD	$ 5,291,926
[a]	New South Wales Treasury Corp., Series 27, 3.00%, 5/20/27	3,500,000	AUD	2,372,468
[a,b]	Queensland Treasury Corp., 3.25%, 8/21/29	6,500,000	AUD	4,341,752
[a]	Western Australian Treasury Corp., Series 26, 3.00%, 10/21/26	7,500,000	AUD	5,105,586
				17,111,732
	Austria 3.9%
	Republic of Austria Government Bonds,
	[a,b] 1.20%, 10/20/25	13,000,000	EUR	14,286,764
	[a,b] 1.50%, 2/20/47	10,000,000	EUR	8,425,052
				22,711,816
	Belgium 3.8%
[a,b]	Kingdom of Belgium Government Bonds, Series 75, 1.00%, 6/22/31	22,000,000	EUR	22,295,580
	Canada 4.3%
	Canada Government Bonds,
	1.25%, 3/01/25	14,000,000	CAD	10,250,138
	5.00%, 6/01/37	10,000,000	CAD	8,920,404
	2.00%, 12/01/51	10,000,000	CAD	5,853,969
				25,024,511
	China 18.6%
	Agricultural Development Bank of China, Series 2008, 3.45%, 9/23/25	13,000,000	CNY	1,885,994
	China Development Bank,
	Series 2003, 3.23%, 1/10/25	24,000,000	CNY	3,440,483
	Series 2004, 3.43%, 1/14/27	25,000,000	CNY	3,691,338
	China Government Bonds,
	1.99%, 4/09/25	40,000,000	CNY	5,719,396
	1.59%, 4/25/25	80,000,000	CNY	11,430,806
	2.22%, 9/25/25	40,000,000	CNY	5,743,228
	2.33%, 12/15/25	40,000,000	CNY	5,767,221
	3.03%, 3/11/26	50,000,000	CNY	7,298,313
	2.85%, 6/04/27	50,000,000	CNY	7,363,173
	2.67%, 5/25/33	100,000,000	CNY	14,806,397
	2.52%, 8/25/33	100,000,000	CNY	14,646,597
	2.35%, 2/25/34	100,000,000	CNY	14,456,424
	Series 1722, 4.28%, 10/23/47	65,000,000	CNY	12,499,108
				108,748,478
	Cyprus 0.8%
[a]	Cyprus Government International Bonds, 1.50%, 4/16/27	4,500,000	EUR	4,895,678
	Finland 0.5%
[a,b]	Finland Government Bonds, 2.75%, 7/04/28	2,500,000	EUR	2,839,380
	France 4.4%
	French Republic Government Bonds OAT,
	[a,b] 0.75%, 5/25/52	10,000,000	EUR	5,843,088
	[a,b,c] zero cpn., 11/25/29	20,000,000	EUR	19,617,567
				25,460,655
	Germany 4.6%
[a,c]	Bundesobligation, zero cpn., Series G, 10/10/25	4,000,000	EUR	4,349,976
[a,c]	Bundesrepublik Deutschland Bundesanleihe, zero cpn., 8/15/26	21,000,000	EUR	22,530,950
				26,880,926
	Ireland 0.5%
[a]	Ireland Government Bonds, 1.35%, 3/18/31	2,500,000	EUR	2,634,939
franklintempleton.com	Semi-Annual Report	60

Franklin Templeton ETF Trust
Schedule of Investments
Franklin International Aggregate Bond ETF (continued)
		Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	Italy 4.5%
	Italy Buoni Poliennali Del Tesoro,
	[a] Series 10Y, 1.25%, 12/01/26	10,000,000	EUR	$ 10,872,776
	[a,b] 2.45%, 9/01/50	18,000,000	EUR	15,215,135
				26,087,911
	Japan 18.0%
	Development Bank of Japan, Inc., 2.30%, 3/19/26	1,200,000,000	JPY	8,568,869
	Japan Government Five Year Bonds,
	Series 142, 0.10%, 12/20/24	3,000,000,000	JPY	20,875,720
	Series 161, 0.30%, 6/20/28	4,000,000,000	JPY	27,706,941
	Japan Government Thirty Year Bonds, Series 65, 0.40%, 12/20/49	2,000,000,000	JPY	9,627,182
	Japan Government Twenty Year Bonds,
	1.50%, 3/20/33	4,000,000,000	JPY	29,641,625
	Series 179, 0.50%, 12/20/41	1,500,000,000	JPY	8,797,157
				105,217,494
	Mexico 1.1%
[d]	Mexico Bonos, Series M, 8.00%, 11/07/47	150,000,000	MXN	6,449,551
	Netherlands 3.9%
	Netherlands Government Bonds,
	[a,b] 0.50%, 7/15/26	12,000,000	EUR	12,988,864
	[a,b] 0.50%, 1/15/40	12,000,000	EUR	9,799,484
				22,788,348
	Poland 2.0%
	Republic of Poland Government Bonds, Series 1029, 2.75%, 10/25/29	50,000,000	PLN	11,766,296
	Portugal 0.9%
[a]	Portugal Government International Bonds, 5.125%, 10/15/24	5,000,000	USD	4,999,886
	Romania 0.9%
[a]	Romania Government International Bonds, 2.00%, 1/28/32	5,500,000	EUR	4,991,070
	Spain 3.5%
[a,b]	Spain Government Bonds, 1.25%, 10/31/30	20,000,000	EUR	20,679,355
	Supranational 5.2%
	European Union,
	[a] 2.75%, 2/04/33	17,000,000	EUR	19,103,356
	[a] 0.30%, 11/04/50	20,000,000	EUR	11,489,305
				30,592,661
	Sweden 3.3%
[a]	Sweden Government Bonds, Series 1060, 0.75%, 5/12/28	200,000,000	SEK	19,086,191
	United Kingdom 8.1%
	U.K. Gilts,
	[a] 4.75%, 12/07/30	11,000,000	GBP	15,478,535
	[a] 0.875%, 7/31/33	12,000,000	GBP	12,409,091
	[a] 3.75%, 1/29/38	15,000,000	GBP	19,159,834
				47,047,460
	Total Foreign Government and Agency Securities (Cost $545,454,886)			558,309,918
	Corporate Bonds & Notes 2.6%
	France 0.3%
[a]	Orange SA, 1.375%, 3/20/28	1,500,000	EUR	1,598,599
	Germany 0.6%
[a]	Deutsche Telekom AG, 0.875%, 3/25/26	500,000	EUR	543,774
	Kreditanstalt fuer Wiederaufbau, 2.05%, 2/16/26	300,000,000	JPY	2,139,997
[a,c]	Siemens Financieringsmaatschappij NV, zero cpn., 2/20/26	700,000	EUR	752,879
				3,436,650
61	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin International Aggregate Bond ETF (continued)
		Principal Amount*		Value
	Corporate Bonds & Notes (continued)
	Supranational 0.7%
	Asian Development Bank, Series 339-00-1, 2.35%, 6/21/27	240,000,000	JPY	$ 1,766,042
[a]	European Investment Bank, 1.90%, 1/26/26	330,000,000	JPY	2,343,165
				4,109,207
	United Kingdom 0.2%
[a]	RELX Finance BV, 0.50%, 3/10/28	1,500,000	EUR	1,552,966
	United States 0.8%
	Apple, Inc., 1.625%, 11/10/26	1,000,000	EUR	1,094,410
	AT&T, Inc., 0.25%, 3/04/26	1,200,000	EUR	1,289,489
	Procter & Gamble Co., 0.50%, 10/25/24	1,200,000	EUR	1,333,255
[a]	Schlumberger Finance France SAS, 1.00%, 2/18/26	1,000,000	EUR	1,086,371
				4,803,525
	Total Corporate Bonds & Notes (Cost $17,690,069)			15,500,947
	Total Investments before Short Term Investments ($563,144,955)			573,810,865
	Short-Term Investments 0.4%
	U.S. Government & Agency Securities 0.4%
[c]	Federal Home Loan Bank Discount Notes, 10/01/24	1,980,000		1,979,745
	Total Short-Term Investments (Cost $1,980,000)			1,979,745
	Total Investments (Cost $565,124,955) 98.7%			575,790,610
	Other Assets, less Liabilities 1.3%			7,769,216
	Net Assets 100.0%			$ 583,559,826
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2024, the value of was $308,981,342, representing 53.0% of net assets.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2024, the value of was $136,332,021, representing 23.4% of net assets.
[c]The security was issued on a discount basis with no stated coupon rate.
[d]Principal amount is stated in 100 Mexican Peso Units.
At September 30, 2024,  the Fund had the following forward exchange contracts outstanding. See  Note 1(c).
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Australian Dollar	CITI	Sell	15,390,000	$ 10,176,407	11/13/24	$ —	$ (498,894)
Australian Dollar	BNPS	Sell	8,800,000	5,820,886	11/13/24	—	(283,250)
Canadian Dollar	CITI	Sell	24,420,000	17,846,520	11/13/24	—	(241,486)
Canadian Dollar	BNPS	Sell	7,850,000	5,730,293	11/13/24	—	(84,239)
Chinese Yuan	CITI	Sell	737,700,000	103,438,412	11/13/24	—	(2,179,522)
Chinese Yuan	CITI	Sell	19,000,000	2,683,137	11/13/24	—	(37,129)
Euro	CITI	Sell	126,000,000	138,289,536	11/13/24	—	(2,365,868)
Euro	BNPS	Sell	66,800,000	73,305,124	11/13/24	—	(1,264,566)
Euro	CITI	Buy	2,000,000	2,241,086	11/13/24	—	(8,461)
Euro	BNPS	Sell	2,000,000	2,228,623	11/13/24	—	(4,003)
Euro	CITI	Sell	6,800,000	7,587,072	11/13/24	—	(3,854)
Great British Pound	CITI	Sell	25,500,000	32,617,866	11/13/24	—	(1,545,412)
Great British Pound	BNPS	Sell	10,200,000	13,042,286	11/13/24	—	(623,025)
Japanese Yen	BNPS	Sell	8,250,000,000	56,538,759	11/13/24	—	(1,378,852)
franklintempleton.com	Semi-Annual Report	62

Franklin Templeton ETF Trust
Schedule of Investments
Franklin International Aggregate Bond ETF (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	CITI	Sell	7,799,000,000	$ 53,433,912	11/13/24	$ —	$ (1,317,536)
Mexican Peso	CITI	Sell	25,100,000	1,309,809	11/13/24	43,449	—
Mexican Peso	BNPS	Sell	86,288,147	4,509,606	11/13/24	156,146	—
Polish Zloty	BNPS	Sell	28,800,000	7,304,908	11/13/24	—	(180,547)
Polish Zloty	CITI	Sell	9,550,000	2,423,289	11/13/24	—	(58,867)
Swedish Krona	CITI	Sell	133,500,000	12,745,725	11/13/24	—	(439,427)
Swedish Krona	BNPS	Sell	45,800,000	4,370,955	11/13/24	—	(152,490)
Total Forward Exchange Contracts						$199,595	$(12,667,428)
Net unrealized appreciation (depreciation)							$(12,467,833)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See  Note 9 regarding other derivative information.
See Abbreviations on page 171.
63	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Franklin Investment Grade Corporate ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$21.36	$21.44	$23.71	$25.47	$24.22	$24.09
Income from investment operations[a]:
Net investment income[b]	0.44	0.81	0.68	0.58	0.60	0.73
Net realized and unrealized gains (losses)	0.75	0.04	(2.22)	(1.63)	1.71	0.27
Total from investment operations	1.19	0.85	(1.54)	(1.05)	2.31	1.00
Less distributions from:
Net investment income	(0.46)	(0.93)	(0.73)	(0.66)	(0.83)	(0.81)
Net realized gains	—	—	—	(0.05)	(0.23)	(0.06)
Total distributions	(0.46)	(0.93)	(0.73)	(0.71)	(1.06)	(0.87)
Net asset value, end of period	$22.09	$21.36	$21.44	$23.71	$25.47	$24.22
Total return[c]	5.69%	4.13%	(6.46)%	(4.30)%	9.43%	4.02%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.35%	0.35%	0.35%	0.42%	0.50%	0.58%
Expenses net of waiver and payments by affiliates	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	4.11%	3.84%	3.13%	2.27%	2.27%	2.86%
Supplemental data
Net assets, end of period (000’s)	$579,920	$364,152	$644,363	$981,602	$1,018,639	$553,338
Portfolio turnover rate[e]	17.70%[f]	25.09%[f]	27.84%[f]	36.76%[f]	53.32%[f]	52.17%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Ratios are annualized for periods less than one year.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash ("Cash creations").
[f]Portfolio turnover rate excluding cash creations was as follows:	17.70%	25.09%	27.84%	36.76%	53.32%	52.17%
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	64

Franklin Templeton ETF Trust
Schedule of Investments, September 30, 2024 (unaudited)
Franklin Investment Grade Corporate ETF
		Country	Principal Amount*	Value
	Corporate Bonds & Notes 95.9%
	Aerospace & Defense 2.5%
[a]	BAE Systems PLC, 5.50%, 3/26/54	United Kingdom	1,400,000	$ 1,468,595
	Boeing Co.,
	3.65%, 3/01/47	United States	2,800,000	1,961,627
	[a] 6.528%, 5/01/34	United States	2,340,000	2,512,323
	General Dynamics Corp.,
	2.85%, 6/01/41	United States	1,165,000	901,113
	3.60%, 11/15/42	United States	1,400,000	1,187,059
	Howmet Aerospace, Inc., 5.95%, 2/01/37	United States	3,400,000	3,721,137
	Lockheed Martin Corp., 4.07%, 12/15/42	United States	1,400,000	1,270,883
	Northrop Grumman Corp., 4.95%, 3/15/53	United States	1,600,000	1,566,469
				14,589,206
	Agriculture 0.8%
[a]	JT International Financial Services BV, 6.875%, 10/24/32	Japan	900,000	1,027,655
	Philip Morris International, Inc., 5.375%, 2/15/33	United States	3,500,000	3,661,760
				4,689,415
	Air Freight & Logistics 0.5%
	FedEx Corp., 4.75%, 11/15/45	United States	3,195,000	2,938,148
	Airlines 0.9%
[a]	Delta Air Lines, Inc./SkyMiles IP Ltd., first lien, 4.50%, 10/20/25	United States	2,714,870	2,698,791
	United Airlines Pass-Through Trust,
	Series 2016-1, Class A, 3.45%, 1/07/30	United States	1,639,668	1,527,946
	Series 2020-1, Class B, 4.875%, 7/15/27	United States	1,110,564	1,101,079
				5,327,816
	Apparel 0.2%
	Tapestry, Inc., 7.05%, 11/27/25	United States	1,300,000	1,326,241
	Auto Manufacturers 1.2%
	General Motors Financial Co., Inc., 4.90%, 10/06/29	United States	1,500,000	1,502,160
	Hyundai Capital America,
	[a] 5.35%, 3/19/29	United States	4,000,000	4,122,202
	[a] 4.55%, 9/26/29	United States	1,500,000	1,497,370
				7,121,732
	Banks 21.3%
	Banco Santander SA, 2.749%, 12/03/30	Spain	1,375,000	1,215,779
	Bank of America Corp.,
	2.592% to 4/29/30, FRN thereafter, 4/29/31	United States	3,625,000	3,288,953
	4.571% to 4/27/32, FRN thereafter, 4/27/33	United States	6,050,000	6,022,868
	5.202% to 4/25/28, FRN thereafter, 4/25/29	United States	7,650,000	7,867,720
	5.468% to 1/23/34, FRN thereafter, 1/23/35	United States	1,400,000	1,472,783
	Bank of New York Mellon Corp., 4.947% to 4/26/26, FRN thereafter, 4/26/27	United States	500,000	504,957
[a]	BPCE SA, 5.936% to 5/30/34, FRN thereafter, 5/30/35	France	1,900,000	1,990,558
	Citigroup, Inc.,
	3.668% to 7/24/27, FRN thereafter, 7/24/28	United States	6,900,000	6,778,505
	3.057% to 1/25/32, FRN thereafter, 1/25/33	United States	3,700,000	3,306,430
	Credit Agricole SA,
	[a] 4.375%, 3/17/25	France	1,100,000	1,094,918
	[a] 5.134%, 3/11/27	France	3,375,000	3,445,989
[a]	Danske Bank AS, 5.427% to 3/01/28, FRN thereafter, 3/01/28	Denmark	3,000,000	3,076,060
	Deutsche Bank AG, 2.129% to 11/24/25, FRN thereafter, 11/24/26	Germany	2,975,000	2,881,949
	Fifth Third Bancorp, 4.772% to 7/28/29, FRN thereafter, 7/28/30	United States	2,600,000	2,620,833
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin Investment Grade Corporate ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Banks (continued)
	Goldman Sachs Group, Inc.,
	2.64% to 2/24/27, FRN thereafter, 2/24/28	United States	8,000,000	$ 7,690,722
	4.387% to 6/15/26, FRN thereafter, 6/15/27	United States	1,700,000	1,704,282
	5.33% to 7/23/34, FRN thereafter, 7/23/35	United States	2,300,000	2,383,440
	HSBC Holdings PLC, 1.645% to 4/18/25, FRN thereafter, 4/18/26	United Kingdom	3,000,000	2,945,056
	JPMorgan Chase & Co.,
	2.522% to 4/22/30, FRN thereafter, 4/22/31	United States	4,595,000	4,175,605
	2.963% to 1/25/32, FRN thereafter, 1/25/33	United States	6,200,000	5,581,598
	4.851% to 7/25/27, FRN thereafter, 7/25/28	United States	1,700,000	1,729,985
	6.087% to 10/23/28, FRN thereafter, 10/23/29	United States	6,000,000	6,397,525
	KeyBank NA, 4.15%, 8/08/25	United States	950,000	943,166
	Lloyds Banking Group PLC, 5.721% to 6/05/30, FRN thereafter, 6/05/30	United Kingdom	3,000,000	3,144,773
	Mizuho Financial Group, Inc., 5.778% to 7/06/29, FRN thereafter, 7/06/29	Japan	2,800,000	2,929,704
	Morgan Stanley,
	5.25% to 4/21/33, FRN thereafter, 4/21/34	United States	5,000,000	5,165,896
	5.449% to 7/20/28, FRN thereafter, 7/20/29	United States	1,400,000	1,455,131
[a]	National Australia Bank Ltd., 2.332%, 8/21/30	Australia	3,300,000	2,876,767
	PNC Financial Services Group, Inc., 6.615% to 10/20/26, FRN thereafter, 10/20/27	United States	5,150,000	5,382,787
[a]	Standard Chartered PLC, 1.456% to 1/14/27, FRN thereafter, 1/14/27	United Kingdom	3,600,000	3,452,688
	U.S. Bancorp, 5.10% to 7/23/29, FRN thereafter, 7/23/30	United States	4,100,000	4,221,386
[a]	UBS Group AG, 5.428% to 2/08/30, FRN thereafter, 2/08/30	Switzerland	2,900,000	2,998,879
	Wells Fargo & Co.,
	4.808% to 7/25/27, FRN thereafter, 7/25/28	United States	6,900,000	6,982,139
	5.574% to 7/25/28, FRN thereafter, 7/25/29	United States	3,000,000	3,121,925
	5.198% to 1/23/29, FRN thereafter, 1/23/30	United States	2,800,000	2,887,266
				123,739,022
	Beverages 1.1%
	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/01/46	United States	3,200,000	3,154,016
	Anheuser-Busch InBev Worldwide, Inc., 5.80%, 1/23/59	Belgium	2,800,000	3,157,259
				6,311,275
	Biotechnology 3.6%
	Amgen, Inc., 5.60%, 3/02/43	United States	6,550,000	6,885,276
	Bio-Rad Laboratories, Inc., 3.30%, 3/15/27	United States	3,700,000	3,611,952
[a]	CSL Finance PLC, 4.25%, 4/27/32	Australia	5,100,000	5,021,238
	Illumina, Inc., 5.80%, 12/12/25	United States	2,000,000	2,026,867
	Regeneron Pharmaceuticals, Inc., 2.80%, 9/15/50	United States	3,000,000	1,976,724
	Royalty Pharma PLC, 3.35%, 9/02/51	United States	2,000,000	1,383,574
				20,905,631
	Capital Markets 2.1%
	Brixmor Operating Partnership LP, 4.125%, 5/15/29	United States	2,100,000	2,056,510
	Morgan Stanley, 1.794% to 2/13/31, FRN thereafter, 2/13/32	United States	6,900,000	5,842,643
[a]	UBS Group AG, 3.869% to 1/12/28, FRN thereafter, 1/12/29	Switzerland	4,050,000	3,963,425
				11,862,578
	Chemicals 1.5%
	Nutrien Ltd., 5.20%, 6/21/27	Canada	2,000,000	2,051,695
[a]	Solvay Finance America LLC, 5.65%, 6/04/29	Belgium	4,100,000	4,271,917
	Westlake Corp., 3.125%, 8/15/51	United States	3,400,000	2,302,174
				8,625,786
franklintempleton.com	Semi-Annual Report	66

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Investment Grade Corporate ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Commercial Services & Supplies 1.0%
[a]	Ashtead Capital, Inc., 5.80%, 4/15/34	United Kingdom	2,800,000	$ 2,928,048
	Global Payments, Inc., 5.40%, 8/15/32	United States	2,500,000	2,567,726
				5,495,774
	Construction Materials 0.6%
	Owens Corning, 5.70%, 6/15/34	United States	3,500,000	3,717,839
	Diversified REITs 1.2%
	Essex Portfolio LP, 2.65%, 3/15/32	United States	3,300,000	2,875,124
	Simon Property Group LP, 3.375%, 12/01/27	United States	4,200,000	4,118,991
				6,994,115
	Diversified Telecommunication Services 1.0%
	Verizon Communications, Inc., 3.40%, 3/22/41	United States	6,900,000	5,638,518
	Electric 2.8%
	Baltimore Gas & Electric Co., 4.55%, 6/01/52	United States	2,900,000	2,622,924
	Constellation Energy Generation LLC, 6.50%, 10/01/53	United States	3,700,000	4,282,780
	DTE Electric Co., Series B, 3.65%, 3/01/52	United States	2,900,000	2,314,802
	NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/25	United States	3,500,000	3,515,145
	Public Service Enterprise Group, Inc., 2.45%, 11/15/31	United States	1,200,000	1,052,372
	Virginia Electric & Power Co., Series D, 4.65%, 8/15/43	United States	2,800,000	2,640,508
				16,428,531
	Electric Utilities 4.0%
	Commonwealth Edison Co., 4.00%, 3/01/48	United States	1,450,000	1,228,371
	Duke Energy Progress LLC, 2.50%, 8/15/50	United States	5,500,000	3,494,362
[a]	EDP Finance BV, 1.71%, 1/24/28	Netherlands	3,000,000	2,761,674
[a]	Enel Finance International NV, 3.625%, 5/25/27	Italy	4,000,000	3,928,183
	Georgia Power Co.,
	Series 2010-C, 4.75%, 9/01/40	United States	4,800,000	4,674,019
	4.30%, 3/15/42	United States	1,800,000	1,639,794
	Public Service Electric & Gas Co., 3.15%, 1/01/50	United States	2,300,000	1,705,632
	Virginia Electric & Power Co., Series A, 3.50%, 3/15/27	United States	3,700,000	3,655,612
				23,087,647
	Electronic Equipment, Instruments & Components 0.5%
	Flex Ltd., 3.75%, 2/01/26	Singapore	3,000,000	2,967,363
	Energy Equipment & Services 0.3%
	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.08%, 12/15/47	United States	2,100,000	1,784,370
	Entertainment 0.8%
	Warnermedia Holdings, Inc.,
	5.05%, 3/15/42	United States	2,000,000	1,633,653
	4.279%, 3/15/32	United States	3,100,000	2,754,846
				4,388,499
	Environmental Control 0.8%
	Republic Services, Inc., 5.00%, 4/01/34	United States	4,395,000	4,528,240
	Financial Services 2.5%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28	Ireland	5,200,000	4,913,735
	American Express Co., 5.098% to 2/16/27, FRN thereafter, 2/16/28	United States	2,900,000	2,956,023
	Aon Global Ltd., 4.60%, 6/14/44	Ireland	4,100,000	3,757,698
	BlackRock Funding, Inc., 5.25%, 3/14/54	United States	1,400,000	1,451,845
	Capital One Financial Corp., 4.985% to 7/24/25, FRN thereafter, 7/24/26	United States	1,600,000	1,600,562
				14,679,863
67	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Investment Grade Corporate ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Food 2.4%
	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL,
	2.50%, 1/15/27	United States	2,200,000	$ 2,106,694
	3.625%, 1/15/32	United States	2,000,000	1,829,749
	Kraft Heinz Foods Co., 5.00%, 6/04/42	United States	4,000,000	3,908,024
	Kroger Co., 4.70%, 8/15/26	United States	2,990,000	3,010,885
	Mondelez International, Inc., 2.75%, 4/13/30	United States	500,000	464,009
[a]	Nestle Holdings, Inc., 4.70%, 1/15/53	United States	2,800,000	2,727,405
				14,046,766
	Gas 1.6%
	Piedmont Natural Gas Co., Inc., 5.05%, 5/15/52	United States	3,750,000	3,613,274
	Southern California Gas Co., 5.60%, 4/01/54	United States	2,900,000	3,077,336
	Southern Co. Gas Capital Corp., 4.95%, 9/15/34	United States	2,550,000	2,577,825
				9,268,435
	Ground Transportation 1.1%
	Burlington Northern Santa Fe LLC, 5.75%, 5/01/40	United States	5,800,000	6,349,465
	Health Care Providers & Services 5.4%
	CVS Health Corp., 5.30%, 12/05/43	United States	2,565,000	2,473,368
	Elevance Health, Inc., 4.10%, 5/15/32	United States	4,700,000	4,589,157
	HCA, Inc., 4.50%, 2/15/27	United States	4,100,000	4,105,921
[a]	Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 6/15/29	United States	1,000,000	1,031,477
	Icon Investments Six DAC, 6.00%, 5/08/34	United States	4,100,000	4,363,648
	IQVIA, Inc., 6.25%, 2/01/29	United States	2,300,000	2,446,532
[a]	Roche Holdings, Inc., 5.593%, 11/13/33	United States	3,900,000	4,231,198
	Sutter Health, 5.164%, 8/15/33	United States	2,500,000	2,590,160
	UnitedHealth Group, Inc., 3.05%, 5/15/41	United States	7,000,000	5,529,395
				31,360,856
	Healthcare-Products 1.1%
	Baxter International, Inc., 2.539%, 2/01/32	United States	3,000,000	2,602,753
	GE HealthCare Technologies, Inc., 5.55%, 11/15/24	United States	2,900,000	2,901,229
[a]	Solventum Corp., 5.60%, 3/23/34	United States	1,000,000	1,035,970
				6,539,952
	Home Builders 0.2%
	DR Horton, Inc., 5.00%, 10/15/34	United States	1,400,000	1,420,165
	Hotels, Restaurants & Leisure 0.2%
	Marriott International, Inc., Series R, 3.125%, 6/15/26	United States	1,400,000	1,373,814
	Household Products 1.2%
	Haleon U.S. Capital LLC, 3.375%, 3/24/27	United States	5,050,000	4,961,550
[a]	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/31	Mexico	2,000,000	1,773,729
				6,735,279
	Insurance 3.9%
	Allstate Corp., 4.20%, 12/15/46	United States	2,000,000	1,750,957
	Arthur J Gallagher & Co., 6.50%, 2/15/34	United States	2,150,000	2,401,823
	Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	United States	2,100,000	1,774,766
	Brown & Brown, Inc., 2.375%, 3/15/31	United States	3,900,000	3,378,981
[a]	Jackson National Life Global Funding, 5.55%, 7/02/27	United States	2,500,000	2,568,906
[a]	MassMutual Global Funding II, 5.05%, 12/07/27	United States	2,500,000	2,578,334
	MetLife, Inc., 6.40%, 12/15/66	United States	2,200,000	2,337,080
[a]	Pricoa Global Funding I, 5.10%, 5/30/28	United States	2,800,000	2,892,340
[a]	RGA Global Funding, 5.50%, 1/11/31	United States	2,900,000	3,033,107
				22,716,294
franklintempleton.com	Semi-Annual Report	68

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Investment Grade Corporate ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Internet 1.5%
	Meta Platforms, Inc., 4.45%, 8/15/52	United States	3,350,000	$ 3,091,702
	Netflix, Inc.,
	[a] 4.875%, 6/15/30	United States	2,800,000	2,889,550
	5.40%, 8/15/54	United States	2,800,000	2,966,547
				8,947,799
	IT Services 1.7%
	Apple, Inc., 2.80%, 2/08/61	United States	6,000,000	4,015,230
	Dell International LLC/EMC Corp., 5.40%, 4/15/34	United States	2,700,000	2,818,689
	Hewlett Packard Enterprise Co., 4.45%, 9/25/26	United States	2,900,000	2,907,349
				9,741,268
	Machinery-Diversified 0.5%
	Ingersoll Rand, Inc., 5.176%, 6/15/29	United States	3,000,000	3,104,773
	Media 2.1%
	Charter Communications Operating LLC/Charter Communications Operating Capital,
	2.80%, 4/01/31	United States	1,350,000	1,155,642
	5.375%, 4/01/38	United States	2,200,000	2,008,352
	3.50%, 3/01/42	United States	3,000,000	2,085,871
	Comcast Corp., 4.95%, 10/15/58	United States	4,820,000	4,638,655
	Fox Corp., 5.476%, 1/25/39	United States	2,300,000	2,321,491
				12,210,011
	Multi-Utilities 0.2%
	Berkshire Hathaway Energy Co., 5.15%, 11/15/43	United States	1,400,000	1,412,882
	Oil & Gas 2.7%
[a,b]	Aker BP ASA, 5.80%, 10/01/54	Norway	1,100,000	1,084,561
	BP Capital Markets America, Inc., 4.812%, 2/13/33	United States	3,900,000	3,953,714
	Occidental Petroleum Corp., 5.20%, 8/01/29	United States	2,850,000	2,899,436
	TotalEnergies Capital SA, 5.275%, 9/10/54	France	2,750,000	2,756,011
[a]	Var Energi ASA, 7.50%, 1/15/28	Norway	4,450,000	4,769,449
				15,463,171
	Oil, Gas & Consumable Fuels 2.2%
[a]	Aker BP ASA, 4.00%, 1/15/31	Norway	2,100,000	1,995,042
	Canadian Natural Resources Ltd., 3.85%, 6/01/27	Canada	4,000,000	3,945,280
	Exxon Mobil Corp., 3.567%, 3/06/45	United States	4,500,000	3,732,295
	Sabine Pass Liquefaction LLC, 4.20%, 3/15/28	United States	2,800,000	2,785,779
				12,458,396
	Pharmaceuticals 2.5%
[a]	Bayer U.S. Finance II LLC, 4.375%, 12/15/28	Germany	3,000,000	2,961,395
	Bristol-Myers Squibb Co.,
	4.125%, 6/15/39	United States	2,450,000	2,267,782
	3.70%, 3/15/52	United States	2,800,000	2,226,314
	CVS Health Corp.,
	5.00%, 2/20/26	United States	1,800,000	1,813,060
	5.25%, 1/30/31	United States	1,200,000	1,236,170
	Pfizer Investment Enterprises Pte. Ltd., 5.30%, 5/19/53	United States	3,650,000	3,779,431
				14,284,152
	Pipelines 3.4%
[a]	Cheniere Energy, Inc., 5.65%, 4/15/34	United States	1,170,000	1,211,418
	Eastern Gas Transmission & Storage, Inc., 3.90%, 11/15/49	United States	2,900,000	2,253,194
	Enbridge, Inc., 5.30%, 4/05/29	Canada	2,050,000	2,123,496
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin Investment Grade Corporate ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Pipelines (continued)
	Energy Transfer LP,
	5.15%, 3/15/45	United States	5,000,000	$ 4,662,246
	6.05%, 12/01/26	United States	2,800,000	2,900,332
	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, 1/15/32	United States	3,700,000	3,484,631
	Williams Cos., Inc., 5.15%, 3/15/34	United States	3,000,000	3,034,213
				19,669,530
	Real Estate Management & Development 1.2%
	Alexandria Real Estate Equities, Inc., 2.95%, 3/15/34	United States	2,450,000	2,119,566
	ERP Operating LP, 4.50%, 7/01/44	United States	1,850,000	1,707,248
[a]	VICI Properties LP/VICI Note Co., Inc., 4.125%, 8/15/30	United States	3,000,000	2,851,324
				6,678,138
	Retail 1.9%
	Dick’s Sporting Goods, Inc., 4.10%, 1/15/52	United States	1,000,000	764,994
	Home Depot, Inc., 3.625%, 4/15/52	United States	5,000,000	4,026,376
	Lowe’s Cos., Inc., 3.00%, 10/15/50	United States	2,900,000	1,973,317
	McDonald’s Corp., 3.625%, 9/01/49	United States	2,100,000	1,655,648
	Target Corp., 2.95%, 1/15/52	United States	3,600,000	2,553,977
				10,974,312
	Shipbuilding 0.5%
	Huntington Ingalls Industries, Inc., 4.20%, 5/01/30	United States	2,800,000	2,754,749
	Software 2.3%
	Fiserv, Inc., 5.60%, 3/02/33	United States	4,800,000	5,086,637
	Microsoft Corp., 2.675%, 6/01/60	United States	2,500,000	1,649,330
	Oracle Corp., 3.60%, 4/01/40	United States	4,000,000	3,329,871
	ServiceNow, Inc., 1.40%, 9/01/30	United States	4,100,000	3,519,329
				13,585,167
	Telecommunications 4.1%
	AT&T, Inc., 3.50%, 6/01/41	United States	7,025,000	5,752,701
	Cisco Systems, Inc., 5.30%, 2/26/54	United States	3,400,000	3,610,093
	Motorola Solutions, Inc., 5.60%, 6/01/32	United States	4,100,000	4,336,978
	T-Mobile USA, Inc., 2.875%, 2/15/31	United States	7,440,000	6,771,203
	Vodafone Group PLC, 5.75%, 6/28/54	United Kingdom	3,100,000	3,211,566
				23,682,541
	Trucking & Leasing 0.4%
[a]	SMBC Aviation Capital Finance DAC, 1.90%, 10/15/26	Ireland	2,350,000	2,228,613
	Wireless Telecommunication Services 0.4%
[a]	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.152%, 9/20/29	United States	2,380,000	2,404,043
	Total Corporate Bonds & Notes (Cost $572,872,736)			556,558,180
	U.S. Government & Agency Securities 2.3%
	U.S. Treasury Bonds,
	4.125%, 8/15/44	United States	1,900,000	1,885,453
	4.75%, 11/15/43	United States	800,000	863,219
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin Investment Grade Corporate ETF (continued)
		Country	Principal Amount*	Value
	U.S. Government & Agency Securities (continued)
	U.S. Treasury Notes,
	3.625%, 8/31/29	United States	6,200,000	$ 6,219,375
	3.75%, 8/31/26	United States	4,200,000	4,206,398
	Total U.S. Government & Agency Securities (Cost $13,086,640)			13,174,445
	Total Investments before Short-Term Investments (Cost $585,959,376)			569,732,625
	Short-Term Investments 2.0%
	U.S. Government & Agency Securities 2.0%
[c]	Federal Home Loan Bank Discount Notes, 10/01/24	United States	11,375,000	11,373,534
	Total Short-Term Investments (Cost $11,375,000)			11,373,534
	Total Investments (Cost $597,334,376) 100.2%			581,106,159
	Other Assets, less Liabilities (0.2)%			(1,186,510)
	Net Assets 100.0%			$ 579,919,649
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2024, the value of was $99,405,141, representing 17.1% of net assets.
[b]Security purchased on a when-issued basis. See Note 1(d).
[c]The security was issued on a discount basis with no stated coupon rate.
See Abbreviations on page 171.
71	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Franklin Municipal Green Bond ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$24.03	$23.90	$24.99	$26.86	$26.07	$25.20
Income from investment operations[a]:
Net investment income[b]	0.43	0.81	0.61	0.36	0.40	0.46
Net realized and unrealized gains (losses)	0.43	0.18	(1.05)	(1.79)	0.94	1.02
Total from investment operations	0.86	0.99	(0.44)	(1.43)	1.34	1.48
Less distributions from net investment income	(0.45)	(0.86)	(0.65)	(0.44)	(0.55)	(0.61)
Net asset value, end of period	$24.44	$24.03	$23.90	$24.99	$26.86	$26.07
Total return[c]	3.64%	4.31%	(1.68)%	(5.44)%	5.16%	5.92%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.30%	0.30%	0.60%	0.66%	0.78%	1.00%
Expenses net of waiver and payments by affiliates	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	3.58%	3.45%	2.57%	1.34%	1.50%	1.77%
Supplemental data
Net assets, end of period (000’s)	$107,553	$112,954	$112,349	$104,939	$126,221	$28,674
Portfolio turnover rate[e]	14.45%[f]	43.86%[f]	66.77%[f]	48.41%[f]	11.86%[f]	17.21%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Ratios are annualized for periods less than one year.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash ("Cash creations").
[f]Portfolio turnover rate excluding cash creations was as follows:	14.45%	43.86%	66.77%	48.41%	11.86%	17.21%
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	72

Franklin Templeton ETF Trust
Schedule of Investments, September 30, 2024 (unaudited)
Franklin Municipal Green Bond ETF
		Principal Amount*	Value
	Municipal Bonds 99.8%
	Alabama 0.3%
[a]	County of Mobile, Gomesa Projects, 4.00%, 11/01/45	300,000	$ 288,402
	Arizona 0.6%
	Arizona Board of Regents, Series B, 5.00%, 7/01/42	235,000	241,302
	City of Phoenix Civic Improvement Corp., Water System Revenue, 5.00%, 7/01/44	360,000	389,698
			631,000
	Arkansas 0.5%
	Arkansas Development Finance Authority,
	[a] Hybar LLC, AMT, 6.875%, 7/01/48	250,000	277,127
	United States Steel Corp, AMT, 5.70%, 5/01/53	275,000	292,924
			570,051
	California 29.0%
	Alameda Community Facilities District, 5.00%, 9/01/48	1,000,000	1,036,707
	California Community Choice Financing Authority,
	[b] 5.25%, 1/01/54	3,160,000	3,415,913
	[b] VRDN, 5.00%, 12/01/53	2,500,000	2,676,481
	[b] VRDN, 5.00%, 2/01/54	3,500,000	3,804,641
	[b] VRDN, 5.25%, 11/01/54	500,000	544,546
	[b] VRDN, 5.50%, 10/01/54	1,000,000	1,119,407
	California Housing Finance Agency, Lakeside Drive Senior Housing LP, Series 2019, 2.35%, 12/01/35	92,128	80,086
	California Infrastructure & Economic Development Bank,
	California Science Center Foundation, 4.00%, 5/01/46	805,000	810,044
	California Science Center Foundation, 4.00%, 5/01/51	1,000,000	995,914
	California State Teachers’ Retirement System, 5.00%, 8/01/49	180,000	191,609
	California Municipal Finance Authority,
	CHF-Davis I LLC, 5.00%, 5/15/51	1,000,000	1,035,692
	CHF-Davis II LLC, 4.00%, 5/15/39	3,445,000	3,547,098
	CHF-Riverside II LLC, 5.00%, 5/15/37	1,495,000	1,608,553
[a]	California School Finance Authority, River Springs Charter School Inc, 5.75%, 7/01/42	250,000	266,351
	California State Public Works Board,
	California Air Resources Board, Series 2022D, 4.00%, 5/01/44	1,000,000	1,021,939
	Series D, 4.00%, 5/01/47	1,500,000	1,519,618
	City of Foster City, Levee Protection Planning, 4.00%, 8/01/32	135,000	140,234
	City of Los Angeles Department of Airports Customer Facility Charge Revenue, Department of Airports Customer Facility Charge Revenue, 4.058%, 5/15/37	1,000,000	938,136
	City of San Francisco Public Utilities Commission Water Revenue, Green Bond, Refunding, Series 2020A, 4.00%, 11/01/50	100,000	100,056
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Green Bond, Series 2019A, 5.00%, 7/01/44	150,000	159,588
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue, Series A, 5.00%, 6/01/42	1,000,000	1,115,865
	Perris Joint Powers Authority, Refunding, Series 2017B, 5.00%, 9/01/37	100,000	103,720
	Port of Los Angeles, Green Bond, AMT, Refunding, 5.00%, 8/01/25	130,000	131,890
	San Diego County Regional Airport Authority, Series B, 5.00%, 7/01/51	2,000,000	2,109,912
	San Francisco Bay Area Rapid Transit District, Green Bond, 3.00%, 8/01/36	170,000	166,469
	Santa Cruz County Capital Financing Authority, Sanitation District Green Bond, 4.00%, 6/01/42	1,500,000	1,556,345
	Three Rivers Levee Improvement Authority,
	Community Facilities District No 2006-1, Refunding, 4.00%, 9/01/27	250,000	254,220
	Community Facilities District No 2006-1, Refunding, 4.00%, 9/01/29	250,000	256,298
	Community Facilities District No 2006-1, Refunding, 4.00%, 9/01/31	200,000	202,870
	Community Facilities District No 2006-1, Refunding, 4.00%, 9/01/32	100,000	100,829
	Transbay Joint Powers Authority, Redevelopment Project Green Bond Senior Tax, 5.00%, 10/01/34	150,000	159,594
			31,170,625
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin Municipal Green Bond ETF (continued)
		Principal Amount*	Value
	Municipal Bonds (continued)
	Colorado 2.1%
	Board of Water Commissioners City & County of Denver, Green Bond, Series 2017A, 5.00%, 9/15/47	150,000	$ 155,901
[b]	Colorado Health Facilities Authority, Children’s Hospital Colorado Obligated Group, Refunding, VRDN, Series A, 4.05%, 12/01/52	500,000	500,000
	University of Colorado,
	Refunding, 5.00%, 6/01/27	150,000	160,239
	[b] Refunding, VRDN, 2.00%, 6/01/51	1,500,000	1,478,594
			2,294,734
	District of Columbia 4.0%
	District of Columbia,
	Plenary Infrastructure DC LLC, AMT, 5.50%, 8/31/33	905,000	1,043,093
	Plenary Infrastructure DC LLC, AMT, 5.50%, 2/28/35	200,000	233,194
	Plenary Infrastructure DC LLC, AMT, 5.50%, 2/28/37	845,000	995,729
	Plenary Infrastructure DC LLC, AMT, Series A, 5.50%, 8/31/35	95,000	111,152
	District of Columbia Water & Sewer Authority,
	Green Bond, Sub Series 2019A, 5.00%, 10/01/44	340,000	363,277
	Sub Series 2019A, 4.00%, 10/01/49	1,565,000	1,557,703
			4,304,148
	Florida 1.5%
	Babcock Ranch Community Independent Special District, Assessment Area 3A, Special Assessment, 4.00%, 5/01/40	840,000	821,846
	City of Tampa, Lower Basis Stormwater Improvement, Special Assessment, 5.00%, 5/01/36	150,000	158,857
	County of Palm Beach Water & Sewer Revenue, Reclaimed Water Project, Refunding, 4.00%, 10/01/31	105,000	111,912
	Somerset Community Development District,
	Special Assessment, Refunding, 4.00%, 5/01/32	415,000	408,586
	Special Assessment, Refunding, Series 2022, 4.20%, 5/01/37	100,000	96,765
			1,597,966
	Georgia 1.5%
	City of Atlanta Airport Passenger Facility Charge, AMT, 5.25%, 7/01/43	1,350,000	1,494,374
	Private Colleges & Universities Authority, Emory University, Refunding, 5.00%, 9/01/48	100,000	106,475
			1,600,849
	Illinois 3.7%
	Illinois Finance Authority,
	State of Illinois Water Revolving Fund - Clean Water Program, 4.00%, 7/01/38	575,000	595,972
	University of Illinois, 5.25%, 10/01/53	3,000,000	3,261,536
[a]	Upper Illinois River Valley Development Authority, 2018 IAVF Timber Oaks & Prairie View Obligated Group, Refunding, 3.50%, 12/01/32	129,259	118,007
			3,975,515
	Louisiana 3.3%
	Louisiana Local Government Environmental Facilities & Community Development Authority,
	[a] Parish of St Bernard LA, 4.00%, 11/01/45	1,000,000	964,034
	[a] Parish of St Charles LA, 4.50%, 11/01/47	1,000,000	1,020,643
	[a] Parish of St John the Baptist LA, 3.90%, 11/01/44	445,000	423,510
	Terrebonne Levee & Conservation District Sales Tax Revenue,
	Refunding, Refunding, Series B, 4.00%, 6/01/40	100,000	101,093
	Refunding, Series B, 4.00%, 6/01/39	1,000,000	1,016,183
			3,525,463
	Maine 0.2%
	City of Portland General Airport Revenue, Green Bond, Refunding, 4.00%, 1/01/35	245,000	249,087
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin Municipal Green Bond ETF (continued)
		Principal Amount*	Value
	Municipal Bonds (continued)
	Maryland 3.4%
	Maryland Economic Development Corp.,
	Purple Line Transit Partners LLC, AMT, 5.00%, 6/30/40	1,000,000	$ 1,059,017
	Purple Line Transit Partners LLC, AMT, 5.25%, 6/30/47	2,000,000	2,115,896
	Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare Obligated Group, Refunding, 4.00%, 1/01/30	365,000	371,789
	Washington Suburban Sanitary Commission, Green Bond, 3.00%, 6/01/35	100,000	97,857
			3,644,559
	Massachusetts 5.2%
	Massachusetts Development Finance Agency,
	Boston Medical Center Corp. Obligated Group, 4.00%, 7/01/47	135,000	130,303
	Springfield College, Green Bond, 5.00%, 6/01/26	420,000	429,181
	Springfield College, Green Bond, 5.00%, 6/01/27	440,000	453,324
	[b] Trustees of Boston University, Refunding, VRDN, 3.80%, 10/01/42	600,000	600,000
[b]	Massachusetts Health & Educational Facilities Authority, Baystate Total Home Care Inc, Series K, 3.80%, 7/01/39	1,200,000	1,200,000
	Massachusetts Housing Finance Agency,
	Series A-1, 4.90%, 12/01/59	1,000,000	1,033,207
	Sustainability Bond, Series 2019C-1, 2.65%, 12/01/34	100,000	88,438
	Sustainability Bond, Series 2021B-1, 2.60%, 12/01/41	2,000,000	1,639,815
			5,574,268
	Minnesota 1.6%
	City of Minneapolis, Green Bond, 3.00%, 12/01/40	100,000	90,548
	Minnesota Higher Education Facilities Authority, University of St Thomas/Minneapolis, Series A, 5.00%, 10/01/52	1,500,000	1,591,480
			1,682,028
	Mississippi 0.7%
[a]	Mississippi Development Bank, County of Jackson Project, 3.625%, 11/01/36	500,000	484,961
[a]	Mississippi Home Corp., Patriot Services Group Obligated Group, 5.20%, 6/01/36	280,000	228,038
			712,999
	New Jersey 3.9%
	City of Newark Mass Transit Access Tax Revenue, Mulberry Pedestrian Bridge, 6.00%, 11/15/62	1,460,000	1,706,652
	New Jersey Educational Facilities Authority, Stevens Institute of Technology, Series A, 5.00%, 7/01/32	645,000	700,427
	Newark Board of Education,
	Newark Board of Education, Refunding, 5.00%, 7/15/28	571,000	620,321
	Refunding, 5.00%, 7/15/30	620,000	696,075
	Sustainability Bonds, 5.00%, 7/15/25	500,000	507,753
			4,231,228
	New Mexico 0.2%
	City of Santa Fe Wastewater Utility System Revenue,
	Green Bond, 5.00%, 6/01/29	100,000	108,567
	Wastewater Utility System Revenue, 4.00%, 6/01/35	100,000	102,875
			211,442
	New York 9.9%
	Battery Park City Authority, Sustainability Bond, 5.00%, 11/01/49	100,000	107,410
	Metropolitan Transportation Authority,
	Green Bond, Refunding, Series 2017B, 5.00%, 11/15/24	150,000	150,198
	Green Bond, Series 2020A-1, 4.00%, 11/15/41	600,000	601,626
	Refunding, 5.00%, 11/15/28	430,000	468,914
	Refunding, Series E, 5.00%, 11/15/32	605,000	672,678
	Series C, 5.00%, 11/15/50	1,510,000	1,584,709
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin Municipal Green Bond ETF (continued)
		Principal Amount*	Value
	Municipal Bonds (continued)
	New York (continued)
[b]	New York City Municipal Water Finance Authority, New York City Water & Sewer System, Series BB, 4.00%, 6/15/49	1,000,000	$ 1,000,000
	New York Liberty Development Corp.,
	7 World Trade Center II LLC, Refunding , Series 2022A1, 3.00%, 9/15/43	1,000,000	862,012
	Green Bonds- 4 World Trade, Refunding, 2.50%, 11/15/36	2,000,000	1,726,066
	New York Power Authority, Green Transmission Project, 5.00%, 11/15/29	1,250,000	1,412,593
	New York State Dormitory Authority, Cornell University, 5.00%, 7/01/35	100,000	123,082
	New York State Housing Finance Agency,
	Sustainability Bonds, Series 2019N, 2.60%, 11/01/34	100,000	89,321
	Sustainability Bonds, Series 2019P, 2.00%, 5/01/28	100,000	94,897
	[b] Sustainability Bonds, VRDN, Series 2022A, 2.50%, 11/01/60	1,500,000	1,480,982
	New York Transportation Development Corp., JFK NTO LLC, AMT, 5.50%, 6/30/38	250,000	278,015
			10,652,503
	North Carolina 0.4%
[b]	Charlotte-Mecklenburg Hospital Authority, Atrium Health Obligated Group, Series G, VRDN, 4.00%, 1/15/48	400,000	400,000
	Ohio 4.5%
	American Municipal Power, Inc.,
	4.00%, 2/15/41	1,415,000	1,414,666
	Solar Electricity Prepayment Revenue, 5.00%, 2/15/44	1,660,000	1,739,620
	Ohio State University, 4.00%, 12/01/39	1,500,000	1,566,557
	State of Ohio, Conservation Project, Series 2019A, 4.00%, 3/01/30	100,000	107,526
			4,828,369
	Oregon 2.8%
	Hospital Facilities Authority of Multnomah County Oregon, Terwilliger Plaza Inc Obligated Group, Refunding, 4.00%, 12/01/51	530,000	421,048
	Port of Portland Airport Revenue,
	AMT, 5.50%, 7/01/53	2,250,000	2,484,237
	Series 2020-27A, 5.00%, 7/01/36	150,000	160,562
			3,065,847
	Pennsylvania 1.7%
	Philadelphia Energy Authority, City of Philadelphia PA, 5.00%, 11/01/43	600,000	663,888
	School District of Philadelphia,
	Green Bond, Series 2021B, 5.00%, 9/01/31	100,000	111,533
	Series B, 5.00%, 9/01/48	1,000,000	1,099,350
			1,874,771
	Puerto Rico 0.6%
	HTA TRRB Custodial Trust, 5.25%, 7/01/36	164,300	165,024
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1, 5.00%, 7/01/58	525,000	530,436
			695,460
	Rhode Island 0.2%
	Rhode Island Housing & Mortgage Finance Corp., Multi Family Development, Sustainability Bond, 2.75%, 10/01/34	150,000	134,641
	Rhode Island Infrastructure Bank, Green Bond, Series 2020A, 4.00%, 10/01/27	50,000	52,001
			186,642
	Texas 0.9%
	Harris County Flood Control District, Series 2022A, 4.25%, 10/01/47	1,000,000	1,017,685
	Utah 5.9%
	Central Valley Water Reclamation Facility, Green Bond, Series 2021C, 4.00%, 3/01/47	3,050,000	3,053,448
	Intermountain Power Agency, Refunding, Series 2022A, 5.00%, 7/01/43	3,000,000	3,284,331
			6,337,779
franklintempleton.com	Semi-Annual Report	76

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Municipal Green Bond ETF (continued)
	Principal Amount*	Value
Municipal Bonds (continued)
Vermont 3.4%
City of Burlington Electric System Revenue, Electric System Revenue, Series 2022A, 5.00%, 7/01/31	500,000	$ 571,488
Vermont Educational & Health Buildings Financing Agency,
University of Vermont Health Network Obligated Group, 4.00%, 12/01/42	1,000,000	978,972
University of Vermont Health Network Obligated Group, 5.00%, 12/01/38	2,015,000	2,054,399
		3,604,859
Virginia 1.3%
Charles City County Economic Development Authority, Waste Management, Inc., AMT, VRDN, 1.45%, 4/01/27	1,100,000	1,017,820
City of Hampton,
3.00%, 9/01/35	240,000	235,176
Green Bond, 4.00%, 9/01/31	100,000	107,466
Green Bond, 5.00%, 9/01/27	50,000	53,762
		1,414,224
Washington 2.0%
Central Puget Sound Regional Transit Authority,
Refunding, Series S-1, 4.00%, 11/01/46	2,000,000	2,006,127
Sales & Rental Car Taxes Revenue, Series 2015S-1, 5.00%, 11/01/32	150,000	153,836
		2,159,963
Wisconsin 4.5%
Milwaukee Metropolitan Sewerage District,
Green Bond, Series 2020A, 3.00%, 10/01/35	150,000	147,146
Series A, 3.00%, 10/01/32	1,000,000	991,151
Public Finance Authority,
RED River Valley Alliance LLC, AMT, 4.00%, 9/30/51	2,330,000	2,068,958
RED River Valley Alliance LLC, AMT, 4.00%, 3/31/56	600,000	523,893
[a,b] WV 2020 Holdings LLC Obligated Group, VRDN, 3.50%, 12/01/50	200,000	172,331
University of Wisconsin Hospitals & Clinics, Authority Obligated Group, Green Bond, 4.00%, 4/01/46	1,000,000	976,559
		4,880,038
Total Municipal Bonds (Cost $105,530,747)		107,382,504
Total Investments (Cost $105,530,747) 99.8%		107,382,504
Other Assets, less Liabilities 0.2%		170,643
Net Assets 100.0%		$ 107,553,147
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2024, the value of was $4,243,404, representing 3.9% of net assets.
[b]Variable rate security. The rate shown represents the yield at period end.
See Abbreviations on page 171.
77	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Franklin Senior Loan ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$24.42	$23.83	$24.70	$24.83	$22.85	$24.85
Income from investment operations[a]:
Net investment income[b]	1.01	2.12	1.49	0.91	0.70	0.99
Net realized and unrealized gains (losses)	(0.16)	0.56	(0.92)	(0.23)	1.99	(1.90)
Total from investment operations	0.85	2.68	0.57	0.68	2.69	(0.91)
Less distributions from net investment income	(0.98)	(2.09)	(1.44)	(0.81)	(0.71)	(1.09)
Net asset value, end of period	$24.29	$24.42	$23.83	$24.70	$24.83	$22.85
Total return[c]	3.58%	11.80%	2.53%	2.76%	11.91%	(3.92)%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.45%	0.45%	0.45%	0.58%	0.92%	0.97%
Expenses net of waiver and payments by affiliates	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	8.31%	8.84%	6.28%	3.72%	2.88%	4.02%
Supplemental data
Net assets, end of period (000’s)	$586,517	$328,487	$206,120	$292,722	$201,101	$54,833
Portfolio turnover rate[e]	7.92%[f]	16.05%[f]	26.07%[f]	35.67%[f]	45.87%[f]	51.48%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Ratios are annualized for periods less than one year.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash ("Cash creations").
[f]Portfolio turnover rate excluding cash creations was as follows:	7.92%	16.05%	26.08%	35.67%	45.87%	51.48%
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	78

Franklin Templeton ETF Trust
Schedule of Investments, September 30, 2024 (unaudited)
Franklin Senior Loan ETF
		Country	Principal Amount*	Value
	Corporate Bonds & Notes 4.8%
	Advertising 0.5%
[a]	Clear Channel Outdoor Holdings, Inc., 7.875%, 4/01/30	United States	2,600,000	$ 2,720,994
	Aerospace & Defense 0.3%
[a]	TransDigm, Inc., 6.00%, 1/15/33	United States	1,700,000	1,725,355
	Airlines 0.7%
[a]	Air Canada, 3.875%, 8/15/26	Canada	700,000	682,214
[a]	American Airlines, Inc., 8.50%, 5/15/29	United States	800,000	849,311
[a]	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26	United States	2,216,667	2,212,161
[a]	Delta Air Lines, Inc./SkyMiles IP Ltd., first lien, 4.50%, 10/20/25	United States	104,175	103,559
[a]	United Airlines, Inc., 4.375%, 4/15/26	United States	140,000	137,863
				3,985,108
	Auto Parts & Equipment 0.1%
[a]	Tenneco, Inc., 8.00%, 11/17/28	United States	300,000	278,641
	Chemicals 0.1%
[a]	SCIH Salt Holdings, Inc., 4.875%, 5/01/28	United States	500,000	482,516
	Commercial Services & Supplies 0.2%
[a]	Allied Universal Holdco LLC, 7.875%, 2/15/31	United States	1,000,000	1,022,347
[a]	MPH Acquisition Holdings LLC, 5.50%, 9/01/28	United States	213,000	153,785
[a]	WW International, Inc., 4.50%, 4/15/29	United States	900,000	207,728
				1,383,860
	Communications Equipment 0.0%†
[a]	CommScope LLC, 4.75%, 9/01/29	United States	288,500	242,701
	Construction Materials 0.4%
[a]	Cemex SAB de CV, 5.20%, 9/17/30	Mexico	375,000	376,324
[a]	EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30	United States	1,400,000	1,445,283
[a]	Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/31	United States	700,000	755,775
				2,577,382
	Containers & Packaging 0.1%
[a]	Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27	United States	400,000	384,989
	Electric 0.1%
[a]	Calpine Corp., first lien, 4.50%, 2/15/28	United States	800,000	781,659
	Electric Utilities 0.1%
[a]	Talen Energy Supply LLC, 8.625%, 6/01/30	United States	400,000	436,263
	Entertainment 0.3%
[a]	International Game Technology PLC, first lien, 5.25%, 1/15/29	United Kingdom	1,200,000	1,196,254
[a]	Ontario Gaming GTA LP/OTG Co-Issuer, Inc., 8.00%, 8/01/30	Canada	500,000	519,991
				1,716,245
	Environmental Control 0.1%
[a]	GFL Environmental, Inc., 3.50%, 9/01/28	Canada	600,000	571,719
	Financial Services 0.1%
[a]	Altice France SA, 5.125%, 7/15/29	France	500,000	352,074
[a]	Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29	United States	300,000	289,006
[a]	Vmed O2 U.K. Financing I PLC, 4.25%, 1/31/31	United Kingdom	210,000	186,111
				827,191
	Health Care Providers & Services 0.2%
[a]	Radiology Partners, Inc., 7.775%, 1/31/29	United States	1,415,380	1,406,534
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin Senior Loan ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Insurance 0.6%
[a]	Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/29	United States	500,000	$ 472,776
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
	[a] 6.75%, 4/15/28	United States	1,700,000	1,728,795
	[a] 7.00%, 1/15/31	United States	1,000,000	1,028,373
				3,229,944
	IT Services 0.1%
[a]	Fortress Intermediate 3, Inc., 7.50%, 6/01/31	United States	600,000	633,766
	Machinery-Diversified 0.0%†
[a]	GrafTech Finance, Inc., 4.625%, 12/15/28	United States	400,000	267,566
	Media 0.3%
[a]	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27	United States	750,000	736,903
[a]	McGraw-Hill Education, Inc., 7.375%, 9/01/31	United States	1,000,000	1,038,358
				1,775,261
	Oil, Gas & Consumable Fuels 0.0%†
	Cheniere Energy, Inc., 4.625%, 10/15/28	United States	150,000	149,122
	Packaging & Containers 0.1%
[a]	Mauser Packaging Solutions Holding Co., 7.875%, 4/15/27	United States	805,000	832,714
	Personal Care Products 0.3%
[a]	Coty, Inc., 5.00%, 4/15/26	United States	1,600,000	1,594,488
	Pharmaceuticals 0.0%
[a]	Endo Luxembourg Finance SARL, 6.125%, 4/01/29	Luxembourg	925,000	—
	Retail 0.1%
[a]	Bausch & Lomb Corp., 8.375%, 10/01/28	United States	360,000	381,150
	Total Corporate Bonds & Notes (Cost $28,226,595)			28,385,168
[b]	Senior Floating Rate Interests 86.4%
	Aerospace & Defense 1.8%
	Bleriot U.S. Bidco, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.854%, 10/31/30	United States	142,500	142,856
	Dynasty Acquisition Co., Inc.,
	2024 Term Loan B1, 1 mo. USD Term SOFR + 3.50%, 8.345%, 8/24/28	United States	1,056,566	1,058,579
	2024 Term Loan B2, 1 mo. USD Term SOFR + 3.50%, 8.345%, 8/24/28	United States	445,142	445,990
	Madison IAQ LLC, Term Loan, 6 mo. USD Term SOFR + 2.75%, 7.889%, 6/21/28	United States	4,272,576	4,274,221
	Peraton Corp., Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.695%, 2/01/28	United States	3,763,220	3,629,550
[c]	TransDigm, Inc., 2024 Term Loan, TBD, 1/19/32	United States	883,636	881,149
				10,432,345
	Air Freight & Logistics 1.3%
	First Student Bidco, Inc.,
	Term Loan C, 3 mo. USD Term SOFR + 3.00%, 7.668%, 7/21/28	United States	553,031	554,374
	Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.668%, 7/21/28	United States	1,808,281	1,812,675
	2022 Incremental Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.704%, 7/21/28	United States	1,283,509	1,286,808
	LaserShip, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.50%, 9.365%, 5/07/28	United States	2,985,894	1,899,402
	Savage Enterprises LLC, 2021 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.845%, 9/15/28	United States	2,142,314	2,151,494
				7,704,753
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin Senior Loan ETF (continued)
		Country	Principal Amount*	Value
[b]	Senior Floating Rate Interests (continued)
	Apparel Retail 0.3%
	ABG Intermediate Holdings 2 LLC,
	[c] 2024 Term Loan B, TBD, 12/21/28	United States	1,093,471	$ 1,095,828
	[c] 2024 Add on Delayed Draw Term Loan, TBD, 12/21/28	United States	444,801	445,775
				1,541,603
	Apparel, Accessories & Luxury Goods 0.5%
	Varsity Brands, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.821%, 8/26/31	United States	2,743,590	2,728,445
	Application Software 2.4%
	Cloud Software Group, Inc.,
	2024 USD Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.335% - 8.604%, 3/30/29	United States	3,467,054	3,456,930
	2024 Third Amendment Term Loan, 3 mo. USD Term SOFR + 4.50%, 9.168%, 3/21/31	United States	1,213,068	1,217,781
	Epicor Software Corp., 2024 Term Loan E, 1 mo. USD Term SOFR + 3.25%, 8.095%, 5/30/31	United States	3,694,400	3,701,512
	Flexera Software LLC, 2024 Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.461%, 3/03/28	United States	1,446,966	1,449,433
	Project Boost Purchaser LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 3.50%, 8.786%, 7/16/31	United States	4,365,343	4,368,442
				14,194,098
	Asset Management & Custody Banks 0.7%
	First Eagle Investment Management LLC, 2024 Term Loan B2, 3 mo. USD Term SOFR + 3.00%, 7.604%, 3/05/29	United States	4,079,500	4,050,189
	Automobile Manufacturers 0.3%
	American Trailer World Corp., Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.695%, 3/03/28	United States	1,895,532	1,721,512
	Automotive Parts & Equipment 3.6%
	Clarios Global LP, 2024 USD Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.345%, 5/06/30	United States	1,333,201	1,335,428
	DexKo Global, Inc.,
	2021 USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.615%, 10/04/28	United States	3,261,542	3,160,499
	2023 Incremental Term Loan, 3 mo. USD Term SOFR + 4.25%, 8.854%, 10/04/28	United States	689,526	675,477
	First Brands Group LLC,
	2021 Term Loan, 3 mo. USD Term SOFR + 5.00%, 10.252%, 3/30/27	United States	6,755,989	6,695,827
	2022 Incremental Term Loan, 3 mo. USD Term SOFR + 5.00%, 10.514%, 3/30/27	United States	1,757,795	1,742,414
	Harbor Freight Tools USA, Inc., 2024 Term Loan B, 6 mo. USD Term SOFR + 2.50%, 7.241% - 7.345%, 6/05/31	United States	2,568,867	2,533,018
	RealTruck Group, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.46%, 1/31/28	United States	4,074,977	4,016,012
	Tenneco, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 5.00%, 9.704% - 10.228%, 11/17/28	United States	1,258,115	1,197,958
				21,356,633
	Automotive Retail 0.4%
	Mavis Tire Express Services Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.354%, 5/04/28	United States	1,761,103	1,762,301
	Wand NewCo 3, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.095% - 8.105%, 1/30/31	United States	429,957	429,957
				2,192,258
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin Senior Loan ETF (continued)
		Country	Principal Amount*	Value
[b]	Senior Floating Rate Interests (continued)
	Building Products 1.4%
	Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.695%, 5/12/28	United States	6,452,061	$ 6,396,412
	Solis IV BV, USD Term Loan B1, 3 mo. USD Term SOFR + 3.50%, 8.571%, 2/26/29	Netherlands	1,574,669	1,565,812
				7,962,224
	Capital Markets 2.0%
	Assetmark Financial Holdings, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 3.00%, 7.604%, 9/05/31	United States	3,656,716	3,618,431
	Edelman Financial Center LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.095%, 4/07/28	United States	3,632,434	3,629,818
	Janney Montgomery Scott LLC,
	[c] Term Loan, TBD, 9/11/31	United States	1,611,264	1,606,228
	[c] Delayed Draw Term Loan, TBD, 9/11/31	United States	268,544	267,705
	Russell Investments U.S. Institutional Holdco, Inc., 2024 PIK Term Loan, 3 mo. USD Term SOFR + 1.50%, 1.5% - 10.252%, 5/30/27	United States	3,059,943	2,657,561
				11,779,743
	Cargo Ground Transportation 0.7%
	Kenan Advantage Group, Inc., 2024 Term Loan B4, 1 mo. USD Term SOFR + 3.25%, 8.095%, 1/25/29	United States	4,316,803	4,309,615
	Casinos & Gaming 3.0%
	Bally’s Corp., 2021 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.794%, 10/02/28	United States	4,733,495	4,519,020
	Caesars Entertainment, Inc.,
	Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.595%, 2/06/30	United States	1,015,710	1,017,691
	2024 Term Loan B1, 1 mo. USD Term SOFR + 2.75%, 7.595%, 2/06/31	United States	865,217	866,502
	Flutter Financing BV, Term Loan B, 3 mo. USD Term SOFR + 2.00%, 6.604%, 11/29/30	Ireland	1,976,078	1,980,663
	GVC Holdings Ltd., 2024 USD Term Loan B3, 6 mo. USD Term SOFR + 2.75%, 8.014%, 10/31/29	Gibraltar	2,868,200	2,872,373
	Light & Wonder International, Inc., 2024 Term Loan B2, 1 mo. USD Term SOFR + 2.25%, 7.333%, 4/14/29	United States	1,293,294	1,294,561
	Ontario Gaming GTA LP, Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.893%, 8/01/30	Canada	582,929	583,110
	Scientific Games Holdings LP, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.00%, 8.318%, 4/04/29	United States	4,257,392	4,237,084
				17,371,004
	Chemicals 3.6%
	Hexion Holdings Corp.,
	2022 USD Term Loan, 3 mo. USD Term SOFR + 4.50%, 9.771%, 3/15/29	United States	3,963,169	3,939,470
	2022 USD 2nd Lien Term Loan, 1 mo. USD Term SOFR + 7.44%, 12.383%, 3/15/30	United States	1,100,000	996,418
	INEOS Quattro Holdings UK Ltd.,
	2023 USD Term Loan, 1 mo. USD Term SOFR + 3.75%, 8.695%, 3/14/30	United States	297,739	298,298
	2023 USD 1st Lien Term Loan B, 1 mo. USD Term SOFR + 4.25%, 9.195%, 4/02/29	United States	2,676,868	2,681,058
	LSF11 A5 HoldCo LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.46%, 10/15/28	United States	2,127,212	2,125,883
	Nouryon Finance BV,
	2024 USD Term Loan B1, 3 mo. USD Term SOFR + 3.50%, 8.628%, 4/03/28	Netherlands	1,211,384	1,214,794
	2024 Incremental Term Loan B2, 3 mo. USD Term SOFR + 3.50%, 8.821%, 4/03/28	Netherlands	502,744	504,524
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin Senior Loan ETF (continued)
		Country	Principal Amount*	Value
[b]	Senior Floating Rate Interests (continued)
	Chemicals (continued)
	PMHC II, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.704%, 4/23/29	United States	6,771,346	$ 6,619,634
	SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.755%, 3/16/27	United States	2,743,865	2,746,828
				21,126,907
	Commercial Services & Supplies 4.5%
[c]	AMNTM Government Services Holding LLC, 2024 Term Loan B, TBD, 7/30/31	United States	2,787,037	2,781,811
	APX Group, Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 2.75%, 8.296% - 9.75%, 7/10/28	United States	2,288,205	2,291,248
	Avis Budget Car Rental LLC, 2023 Term Loan C, 1 mo. USD Term SOFR + 3.00%, 7.945%, 3/16/29	United States	994,988	996,858
	Boost Newco Borrower LLC, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 2.50%, 7.104%, 1/31/31	United States	714,286	715,475
	Foundever Worldwide Corp., 2021 USD Term Loan, 1 mo. USD Term SOFR + 3.75%, 8.71%, 8/28/28	France	691,094	458,932
[c]	GTCR W Merger Sub LLC, USD Term Loan B, TBD, 1/31/31	United States	4,221,739	4,228,768
	Indy U.S. Holdco LLC, 2024 USD Term Loan B, 1 mo. USD Term SOFR + 4.75%, 9.595%, 3/06/28	United States	1,944,444	1,941,207
	MPH Acquisition Holdings LLC, 2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.569%, 9/01/28	United States	2,669,347	2,024,700
	Neptune Bidco U.S., Inc., 2022 USD Term Loan B, 3 mo. USD Term SOFR + 5.00%, 10.404%, 4/11/29	United States	3,290,421	3,097,701
[c]	Nuvei Technologies Corp., 2024 Term Loan B1, TBD, 7/18/31	United States	4,291,793	4,249,776
	Priority Holdings LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 4.75%, 9.807%, 5/16/31	United States	498,750	498,827
	Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.00%, 9.256%, 3/04/28	United States	3,814,124	3,355,648
				26,640,951
	Communications Equipment 0.3%
	CommScope, Inc., 2019 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.21%, 4/06/26	United States	1,542,204	1,497,542
	Computer & Electronics Retail 1.8%
	Fortress Intermediate 3, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.595%, 6/27/31	United States	3,477,218	3,475,045
	McAfee LLC, 2024 USD Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.451%, 3/01/29	United States	7,202,005	7,185,692
				10,660,737
	Construction & Engineering 0.7%
	Brand Industrial Services, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.50%, 9.748%, 8/01/30	United States	1,625,406	1,584,015
	Brown Group Holding LLC, 2022 Incremental Term Loan B2, 3 mo. USD Term SOFR + 2.75%, 7.595% - 8.002%, 7/01/31	United States	798,000	797,222
	Chromalloy Corp., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.082% - 9.091%, 3/27/31	United States	1,865,613	1,776,661
				4,157,898
	Construction Materials 2.3%
[c]	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, TBD, 5/23/31	United States	1,993,000	1,997,155
[c]	Chamberlain Group, Inc., Term Loan B, TBD, 11/03/28	United States	1,500,000	1,493,812
83	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Senior Loan ETF (continued)
		Country	Principal Amount*	Value
[b]	Senior Floating Rate Interests (continued)
	Construction Materials (continued)
	Cornerstone Building Brands, Inc.,
	2021 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.447%, 4/12/28	United States	1,847,626	$ 1,812,734
	2024 Term Loan B, 1 mo. USD Term SOFR + 4.50%, 9.597%, 5/15/31	United States	1,716,438	1,699,815
	EMRLD Borrower LP, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 7.557%, 8/04/31	United States	3,221,302	3,218,709
	MI Windows & Doors LLC, 2024 Term Loan B2, 1 mo. USD Term SOFR + 3.50%, 8.345%, 3/28/31	United States	298,653	299,544
	Quikrete Holdings, Inc.,
	2024 Term Loan B1, 1 mo. USD Term SOFR + 2.25%, 7.095%, 3/19/29	United States	1,273,801	1,275,534
	2024 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.345%, 4/14/31	United States	1,415,468	1,417,555
				13,214,858
	Consumer Electronics 0.4%
	II-VI, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.345%, 7/02/29	United States	2,078,977	2,082,220
	Containers & Packaging 2.1%
	Charter NEX U.S., Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.095%, 12/01/27	United States	4,296,044	4,301,865
	Klockner-Pentaplast of America, Inc., 2021 Term Loan B, 6 mo. USD Term SOFR + 4.73%, 9.723%, 2/12/26	Luxembourg	2,737,296	2,585,226
	Mauser Packaging Solutions Holding Co., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.701%, 4/15/27	United States	1,489,230	1,493,884
	Proampac PG Borrower LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 4.00%, 9.118% - 9.301%, 9/15/28	United States	1,653,703	1,658,250
	Reynolds Group Holdings, Inc., 2024 Term Loan B3, 1 mo. USD Term SOFR + 2.50%, 7.345%, 9/24/28	United States	2,330,898	2,333,077
				12,372,302
	Distributors 0.5%
	BCPE Empire Holdings, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.00%, 8.845%, 12/11/28	United States	2,986,496	2,991,170
	Diversified Banks 0.4%
	AqGen Island Holdings, Inc., Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.46%, 8/02/28	United States	2,411,534	2,414,561
	Diversified Metals & Mining 0.1%
	Arsenal AIC Parent LLC, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.095%, 8/18/30	United States	738,871	739,240
	Diversified Support Services 0.5%
	Forward Air Corp., Term Loan B, 3 mo. USD Term SOFR + 4.50%, 9.752%, 12/19/30	United States	3,072,000	3,055,488
	Diversified Telecommunication Services 0.9%
	Altice France SA, 2023 USD Term Loan B14, 3 mo. USD Term SOFR + 5.50%, 10.801%, 8/15/28	France	1,155,828	869,761
	Delta TopCo, Inc., 2024 Term Loan, 6 mo. USD Term SOFR + 3.50%, 8.198%, 11/30/29	United States	3,513,180	3,511,967
	Zayo Group Holdings, Inc., USD Term Loan, 1 mo. USD Term SOFR + 3.00%, 7.97%, 3/09/27	United States	708,194	648,957
				5,030,685
	Education Services 0.2%
	Ascend Learning LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.445%, 12/11/28	United States	1,396,410	1,391,655
franklintempleton.com	Semi-Annual Report	84

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Senior Loan ETF (continued)
		Country	Principal Amount*	Value
[b]	Senior Floating Rate Interests (continued)
	Electric Utilities 0.3%
	Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.845%, 7/31/30	United States	1,293,500	$ 1,286,496
	Talen Energy Supply LLC,
	2023 Term Loan C, 3 mo. USD Term SOFR + 3.50%, 8.596%, 5/17/30	United States	39,788	39,960
	2023 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.596%, 5/17/30	United States	279,604	280,810
				1,607,266
	Electronic Equipment & Instruments 0.3%
	Roper Industrial Products Investment Co. LLC, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.854%, 11/22/29	United States	1,757,539	1,762,714
	Financial Services 1.2%
	Asurion LLC,
	2020 Term Loan B8, 1 mo. USD Term SOFR + 3.25%, 8.21%, 12/23/26	United States	2,213,860	2,214,591
	2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.25%, 10.21%, 1/20/29	United States	3,097,666	2,874,293
	Wec U.S. Holdings Ltd., 2024 Term Loan, 1 mo. USD Term SOFR + 2.75%, 7.595%, 1/27/31	United States	2,000,000	2,001,820
				7,090,704
	Food Products 0.8%
	Triton Water Holdings, Inc.,
	Term Loan, 3 mo. USD Term SOFR + 3.25%, 7.918%, 3/31/28	United States	4,783,290	4,780,420
	2024 Incremental Term Loan B, 3 mo. USD Term SOFR + 4.00%, 8.668%, 3/31/28	United States	206,771	207,029
				4,987,449
	Health Care Providers & Services 7.6%
	ADMI Corp.,
	2021 Term Loan B2, 1 mo. USD Term SOFR + 3.38%, 8.335%, 12/23/27	United States	740,263	722,312
	2021 Incremental Term Loan B3, 1 mo. USD Term SOFR + 3.75%, 8.71%, 12/23/27	United States	3,528,142	3,460,719
	2023 Term Loan B5, 1 mo. USD Term SOFR + 5.75%, 10.595%, 12/23/27	United States	232,013	232,665
	Charlotte Buyer, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 4.75%, 9.854%, 2/11/28	United States	5,410,321	5,458,500
	eResearchTechnology, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.00%, 8.845%, 2/04/27	United States	1,337,058	1,344,345
	Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.00%, 8.704%, 10/01/27	United States	2,665,623	2,544,004
	Global Medical Response, Inc., 2024 PIK Term Loan, 1 mo. USD Term SOFR + 5.50%, 10.461%, 10/31/28	United States	456,637	454,747
[c]	LifePoint Health, Inc., 2024 1st Lien Term Loan B, TBD, 5/16/31	United States	837,989	838,617
	Medical Solutions Holdings, Inc., 2021 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.50%, 8.852%, 11/01/28	United States	3,432,472	2,633,564
	Medline Borrower LP,
	2024 USD Term Loan B, TBD, 10/23/28	United States	1,478,796	1,478,663
	2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.595%, 10/23/28	United States	2,193,500	2,196,867
	National Mentor Holdings, Inc.,
	2021 Term Loan C, 3 mo. USD Term SOFR + 3.75%, 8.454%, 3/02/28	United States	104,234	100,502
	2021 Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.454% - 8.695%, 3/02/28	United States	3,364,232	3,243,793
85	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin Senior Loan ETF (continued)
		Country	Principal Amount*	Value
[b]	Senior Floating Rate Interests (continued)
	Health Care Providers & Services (continued)
	Parexel International Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.845%, 11/15/28	United States	2,826,039	$ 2,829,783
	Phoenix Guarantor, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.095%, 2/21/31	United States	4,570,141	4,562,988
	Radiology Partners, Inc., 2024 Extended Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.883%, 1/31/29	United States	1,718,204	1,688,144
	Star Parent, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.409%, 9/27/30	United States	1,956,833	1,906,817
	Surgery Center Holdings, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.67%, 12/19/30	United States	212,607	212,990
	U.S. Anesthesia Partners, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 4.25%, 9.565%, 10/01/28	United States	4,094,827	4,018,315
	U.S. Radiology Specialists, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.75%, 9.354%, 12/15/27	United States	2,739,208	2,746,056
	Waystar Technologies, Inc., 2024 USD Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.595%, 10/22/29	United States	2,095,469	2,099,408
				44,773,799
	Health Care Services 2.2%
	CHG Healthcare Services, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.46%, 9/29/28	United States	1,374,654	1,376,448
	Cotiviti Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.451%, 5/01/31	United States	6,949,476	6,953,820
	DaVita, Inc., 2024 Extended Term Loan B1, 1 mo. USD Term SOFR + 2.00%, 6.845%, 5/09/31	United States	2,000,000	2,001,730
	LifePoint Health, Inc., 2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 4.00%, 8.965%, 5/17/31	United States	2,452,845	2,456,132
				12,788,130
	Health Care Supplies 0.7%
	Bausch & Lomb Corp.,
	Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.27%, 5/10/27	United States	2,290,833	2,285,427
	2023 Incremental Term Loan, 1 mo. USD Term SOFR + 4.00%, 8.845%, 9/29/28	United States	1,584,000	1,584,998
				3,870,425
	Home Furnishings 0.6%
	AI Aqua Merger Sub, Inc., 2021 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.701%, 7/31/28	United States	3,404,687	3,404,517
	Hotels Restaurants & Leisure 1.0%
	Fertitta Entertainment LLC, 2022 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.847%, 1/27/29	United States	4,413,695	4,406,501
	Hilton Grand Vacations Borrower LLC,
	2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 2.25%, 7.095%, 1/17/31	United States	398,000	395,761
	2021 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.345%, 8/02/28	United States	1,333,580	1,327,472
				6,129,734
	Household Products 0.0%†
	Energizer Holdings, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.92%, 12/22/27	United States	156,819	157,211
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin Senior Loan ETF (continued)
		Country	Principal Amount*	Value
[b]	Senior Floating Rate Interests (continued)
	Human Resource & Employment Services 0.7%
	CHG Healthcare Services, Inc., 2024 Term Loan B2, 1 mo. USD Term SOFR + 3.50%, 8.46%, 9/29/28	United States	1,882,478	$ 1,887,570
	TTF Holdings LLC, 2024 Term Loan, 1 mo. USD Term SOFR + 3.75%, 8.595%, 7/18/31	United States	2,159,135	2,164,533
				4,052,103
	Insurance 0.7%
	Acrisure LLC, 2020 Term Loan B, 1 mo. USD LIBOR + 3.50%, 8.575%, 2/15/27	United States	2,598,098	2,595,395
	Asurion LLC,
	2022 Term Loan B10, 1 mo. USD Term SOFR + 4.00%, 8.945%, 8/19/28	United States	294,000	289,643
	2023 Term Loan B11, 1 mo. USD Term SOFR + 4.25%, 9.195%, 8/19/28	United States	1,159,032	1,143,716
				4,028,754
	Insurance Brokers 3.9%
	Acrisure LLC, 2024 Term Loan B6, 1 mo. USD Term SOFR + 3.25%, 8.211%, 11/06/30	United States	2,820,345	2,798,318
	Alliant Holdings Intermediate LLC, 2024 Term Loan B6, 1 mo. USD Term SOFR + 3.00%, 7.965%, 9/19/31	United States	2,829,682	2,817,034
	AssuredPartners, Inc., 2024 Incremental Term Loan B5, 1 mo. USD Term SOFR + 3.50%, 8.345%, 2/14/31	United States	2,289,699	2,290,100
	Broadstreet Partners, Inc., 2024 Term Loan B4, 1 mo. USD Term SOFR + 3.25%, 8.095%, 6/13/31	United States	3,768,230	3,757,547
	HUB International Ltd., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.00%, 8.225%, 6/20/30	United States	3,633,081	3,631,882
	Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 3.00%, 8.252%, 7/31/31	United States	4,619,443	4,616,117
	Truist Insurance Holdings LLC, 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.25%, 7.854%, 5/06/31	United States	3,139,604	3,139,933
				23,050,931
	Interactive Media & Services 1.2%
	Hunter Holdco 3 Ltd., USD Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.954%, 8/19/28	United States	995,153	991,421
	MH Sub I LLC, 2023 Term Loan, 1 mo. USD Term SOFR + 4.25%, 9.095%, 5/03/28	United States	5,963,427	5,932,745
				6,924,166
	Investment Banking & Brokerage 1.4%
	Aretec Group, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 8.845%, 8/09/30	United States	2,890,731	2,835,721
	Citadel Securities LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 7.095%, 7/29/30	United States	2,458,615	2,459,869
	Jane Street Group LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.46%, 1/26/28	United States	2,902,073	2,902,725
				8,198,315
	IT Services 0.7%
	Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.354%, 4/09/27	United States	1,135,634	1,114,125
	Dun & Bradstreet Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.605%, 1/18/29	United States	1,734,171	1,734,657
	Nuvei Technologies Corp., USD Term Loan, 1 mo. USD Term SOFR + 3.00%, 7.955%, 12/19/30	Canada	1,147,613	1,150,689
				3,999,471
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin Senior Loan ETF (continued)
		Country	Principal Amount*	Value
[b]	Senior Floating Rate Interests (continued)
	Leisure Equipment & Products 0.4%
	Playtika Holding Corp., 2021 Term Loan B1, 1 mo. USD Term SOFR + 2.75%, 7.71%, 3/13/28	United States	2,263,486	$ 2,251,523
	Leisure Products 0.2%
	GBT U.S. III LLC, Term Loan B, 3 mo. USD Term SOFR + 3.00%, 8.279%, 7/25/31	United States	1,392,521	1,391,358
	Machinery 1.3%
	CD&R Hydra Buyer, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 8.945%, 3/25/31	United States	2,590,491	2,576,736
	CPM Holdings, Inc., 2023 Term Loan, 1 mo. USD Term SOFR + 4.50%, 9.701%, 9/28/28	United States	2,488,718	2,368,725
	Pro Mach Group, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.345% - 9.807%, 8/31/28	United States	196,809	197,683
	TK Elevator U.S. Newco, Inc., USD Term Loan B, 6 mo. USD Term SOFR + 3.50%, 8.588%, 4/30/30	United States	2,066,908	2,073,367
	Vertiv Group Corp., 2024 Term Loan B2, 1 mo. USD Term SOFR + 2.00%, 7.201%, 3/02/27	United States	489,189	490,106
				7,706,617
	Media 2.5%
	Cengage Learning, Inc., 2024 Term Loan B, 6 mo. USD Term SOFR + 4.25%, 9.538%, 3/22/31	United States	4,085,554	4,099,343
	Gray Television, Inc., 2021 Term Loan D, 1 mo. USD Term SOFR + 3.00%, 8.315%, 12/01/28	United States	2,460,115	2,275,151
	iHeartCommunications, Inc., 2020 Term Loan, 1 mo. USD Term SOFR + 3.00%, 7.96%, 5/01/26	United States	1,100,000	956,257
	McGraw-Hill Global Education Holdings LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 4.00%, 8.604%, 8/06/31	United States	1,362,231	1,369,042
	Nexstar Broadcasting, Inc., 2019 Term Loan B4, 1 mo. USD Term SOFR + 2.50%, 7.46%, 9/18/26	United States	861,233	861,987
	Univision Communications, Inc.,
	2021 First Lien Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.21%, 3/16/26	United States	645,734	646,322
	2024 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.46%, 1/31/29	United States	1,695,750	1,660,775
	Virgin Media Bristol LLC, 2020 USD Term Loan Q, 1 mo. USD Term SOFR + 3.25%, 8.461%, 1/31/29	United States	2,470,000	2,366,235
	William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, 1 mo. USD Term SOFR + 2.50%, 7.345% - 7.861%, 5/18/25	United States	565,289	566,349
				14,801,461
	Metal, Glass & Plastic Containers 0.5%
	Berlin Packaging LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.951% - 9.002%, 6/09/31	United States	3,192,000	3,193,293
	Movies & Entertainment 0.0%†
	AMC Entertainment Holdings, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 7.00%, 11.92%, 1/04/29	United States	241,709	241,558
	Packaged Foods & Meats 0.7%
	Fiesta Purchaser, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 8.845%, 2/12/31	United States	1,149,765	1,151,921
	Primary Products Finance LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.971%, 4/01/29	United States	2,769,926	2,774,677
				3,926,598
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin Senior Loan ETF (continued)
		Country	Principal Amount*	Value
[b]	Senior Floating Rate Interests (continued)
	Passenger Airlines 2.3%
	Air Canada, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 7.253%, 3/21/31	Canada	1,104,213	$ 1,108,354
	American Airlines, Inc.,
	2023 1st Lien Term Loan, 6 mo. USD Term SOFR + 2.50%, 7.209%, 6/04/29	United States	4,833,333	4,803,125
	2021 Term Loan, 3 mo. USD Term SOFR + 4.75%, 10.294%, 4/20/28	United States	1,184,764	1,219,809
	United Airlines, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 2.75%, 8.033%, 2/22/31	United States	1,856,244	1,862,045
	WestJet Loyalty LP, Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.354%, 2/14/31	Canada	4,449,541	4,409,673
				13,403,006
	Personal Care Products 0.3%
	Conair Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.71%, 5/17/28	United States	2,014,979	1,853,428
	Pharmaceuticals 1.3%
	Endo Luxembourg Finance Co. I SARL, 2024 Term Loan B, 3 mo. USD Term SOFR + 4.50%, 9.783%, 4/23/31	Luxembourg	2,223,399	2,224,089
	Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B, 3 mo. USD Term SOFR + 2.00%, 7.402%, 11/15/27	United States	748,921	729,262
	Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.25%, 7.095%, 5/05/28	United States	2,431,632	2,431,851
	Organon & Co., 2024 USD Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.465%, 5/19/31	United States	944,974	944,974
	Perrigo Investments LLC, Term Loan B, 1 mo. USD Term SOFR + 2.25%, 7.195%, 4/20/29	United States	1,067,327	1,068,218
				7,398,394
	Real Estate Management & Development 1.3%
	CoreLogic, Inc., Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.46%, 6/02/28	United States	3,884,092	3,855,311
	Cushman & Wakefield U.S. Borrower LLC,
	2020 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.71%, 8/21/25	United States	38,129	38,213
	2024 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.845%, 1/31/30	United States	1,597,750	1,599,747
	2024 Term Loan, 1 mo. USD Term SOFR + 3.75%, 8.595%, 1/31/30	United States	1,855,239	1,858,717
				7,351,988
	Research & Consulting Services 0.5%
	KUEHG Corp., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.50%, 9.104%, 6/12/30	United States	3,207,857	3,220,993
	Retail REITs 1.3%
	Great Outdoors Group LLC, 2021 Term Loan B2, 1 mo. USD Term SOFR + 3.75%, 8.71%, 3/06/28	United States	3,826,851	3,831,233
	Petco Health & Wellness Co., Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.115%, 3/03/28	United States	3,758,289	3,581,574
				7,412,807
	Security & Alarm Services 0.6%
	Garda World Security Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.597%, 2/01/29	Canada	497,462	498,022
	Prime Security Services Borrower LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 7.445% - 7.502%, 10/13/30	United States	3,103,560	3,103,560
				3,601,582
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin Senior Loan ETF (continued)
		Country	Principal Amount*	Value
[b]	Senior Floating Rate Interests (continued)
	Semiconductors 0.4%
	MKS Instruments, Inc., 2024 USD Term Loan B, 1 mo. USD Term SOFR + 2.25%, 7.17%, 8/17/29	United States	2,469,773	$ 2,473,786
	Soft Drinks & Non-alcoholic Beverages 0.1%
	Naked Juice LLC, Term Loan, 3 mo. USD Term SOFR + 3.25%, 8.685% - 7.954%, 1/24/29	United States	547,004	449,569
	Software 8.7%
	AppLovin Corp., 2024 Term Loan (2030), 1 mo. USD Term SOFR + 2.50%, 7.345%, 8/16/30	United States	895,500	895,921
	Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.095%, 2/15/29	United States	5,818,834	5,792,184
	Banff Merger Sub, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.005%, 7/30/31	United States	6,000,000	5,995,230
	Central Parent, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.854%, 7/06/29	United States	5,653,455	5,601,641
	Cloudera, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.75%, 8.695%, 10/08/28	United States	1,900,050	1,854,923
	ConnectWise LLC, 2021 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.365%, 9/29/28	United States	1,637,417	1,638,236
	Cornerstone OnDemand, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.75%, 8.71%, 10/16/28	United States	2,214,885	2,080,608
	DCert Buyer, Inc.,
	2019 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 8.845%, 10/16/26	United States	1,823,901	1,774,318
	2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 7.00%, 11.845%, 2/19/29	United States	1,000,000	868,575
	Genesys Cloud Services Holdings II LLC,
	First Lien Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.345%, 12/01/27	United States	3,483,498	3,494,523
	Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.71%, 12/01/27	United States	918,461	920,303
	Idera, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 3.50%, 8.748%, 3/02/28	United States	4,381,626	4,301,530
	Ivanti Software, Inc.,
	2021 Add On Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.569%, 12/01/27	United States	136,468	114,463
	2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.833%, 12/01/27	United States	1,658,077	1,413,394
	Polaris Newco LLC, USD Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.514%, 6/02/28	United States	974,306	959,341
	Project Alpha Intermediate Holding, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.002%, 10/28/30	United States	2,851,707	2,861,261
	Red Planet Borrower LLC, Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.445%, 10/02/28	United States	994,872	970,627
	Rocket Software, Inc., 2023 USD Term Loan B, 1 mo. USD Term SOFR + 4.75%, 9.595%, 11/28/28	United States	1,897,642	1,901,864
	Sovos Compliance LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 4.50%, 9.46%, 8/11/28	United States	4,588,525	4,592,448
	UKG, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.555%, 2/10/31	United States	2,427,053	2,430,086
	VS Buyer LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.347%, 4/11/31	United States	364,384	365,446
				50,826,922
	Specialty Chemicals 0.2%
	INEOS U.S. Finance LLC, 2023 USD Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.095%, 2/18/30	Luxembourg	1,475,200	1,476,255
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin Senior Loan ETF (continued)
		Country	Principal Amount*	Value
[b]	Senior Floating Rate Interests (continued)
	Specialty Retail 3.0%
	Foundation Building Materials Holding Co. LLC, 2024 Term Loan B2, 1 mo. USD Term SOFR + 4.00%, 8.845% - 9.252%, 1/29/31	United States	3,270,729	$ 3,192,118
	IRB Holding Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.695%, 12/15/27	United States	1,880,451	1,880,188
	Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.115%, 4/17/28	United States	1,952,290	1,549,142
	Peer Holding III BV, 2024 USD Term Loan B5, 3 mo. USD Term SOFR + 3.00%, 3.046%, 7/01/31	Netherlands	2,501,751	2,512,696
	PetSmart, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.695%, 2/11/28	United States	1,299,578	1,290,409
	Whatabrands LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.605%, 8/03/28	United States	4,121,506	4,120,125
	White Cap Buyer LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.095%, 10/19/29	United States	3,266,248	3,246,455
				17,791,133
	Systems Software 0.2%
	Barracuda Networks, Inc., 2022 Term Loan, 3 mo. USD Term SOFR + 4.50%, 9.814%, 8/15/29	United States	1,380,690	1,345,696
	Wireless Telecommunication Services 0.6%
	CCI Buyer, Inc., Term Loan, 3 mo. USD Term SOFR + 4.00%, 8.604%, 12/17/27	United States	3,242,827	3,242,324
	Total Floating Rate Loans (Cost $510,544,778)			506,906,616
	Asset-Backed Securities 0.4%
[a,d]	BlueMountain CLO Ltd., Series 2018-3A, Class C, 3 mo. USD Term SOFR + 2.46%, 7.746%, 10/25/30	United States	1,000,000	1,001,883
[a,d]	LCM XVIII LP, Series 18A, Class CR, 3 mo. USD Term SOFR + 2.11%, 7.394%, 4/20/31	United States	1,000,000	1,001,188
	Total Asset-Backed Securities (Cost $1,996,875)			2,003,071

			Shares
	Common Stocks 0.1%
	Health Care Providers & Services 0.1%
[e]	Endo, Inc.	United States	14,185	361,434
	Total Common Stocks (Cost $238,946)			361,434
	Total Investments before Short-Term Investments (Cost $541,007,194)			537,656,289

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Franklin Templeton ETF Trust
Schedule of Investments
Franklin Senior Loan ETF (continued)
		Country	Principal Amount*	Value
	Short-Term Investments 10.0%
	U.S. Government & Agency Securities 10.0%
[f]	Federal Home Loan Bank Discount Notes, 10/01/24	United States	58,780,000	$ 58,772,424
	Total Short-Term Investments (Cost $58,780,000)			58,772,424
	Total Investments (Cost $599,787,194) 101.7%			596,428,713
	Other Assets, less Liabilities (1.7)%			(9,911,993)
	Net Assets 100.0%			$ 586,516,720
*The principal amount is stated in U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2024, the value of was $30,239,117, representing 5.2% of net assets.
[b]The coupon rate shown represents the rate at period end.
[c]A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
[d]The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
[e]Non-income producing.
[f]The security was issued on a discount basis with no stated coupon rate.
See Abbreviations on page 171.
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Franklin Templeton ETF Trust
Consolidated Financial Highlights
Franklin Systematic Style Premia ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31,				Period Ended March 31, 2020[a]
		2024	2023	2022	2021
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$23.92	$21.45	$21.25	$19.55	$23.16	$25.00
Income from investment operations[b]:
Net investment income[c]	0.28	0.48	0.26	0.14	0.23	0.11
Net realized and unrealized gains (losses)	(0.13)	2.25	0.40	1.82	(2.25)	(1.94)
Total from investment operations	0.15	2.73	0.66	1.96	(2.02)	(1.83)
Less distributions from:
Net investment income	—	(0.26)	(0.46)	(0.26)	(0.05)	(0.01)
Net realized gains	—	—	—	—	(1.54)	—
Total distributions	—	(0.26)	(0.46)	(0.26)	(1.59)	(0.01)
Net asset value, end of period	$24.07	$23.92	$21.45	$21.25	$19.55	$23.16
Total return[d]	0.71%	12.83%	3.13%	10.09%	(8.70)%	(7.34)%
Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.68%	0.67%	0.69%	0.73%	1.14%	1.15%
Expenses net of waiver and payments by affiliates	0.62%	0.65%	0.65%	0.63%	0.65%	0.65%
Net investment income	2.37%	2.13%	1.21%	0.69%	1.08%	1.67%
Supplemental data
Net assets, end of period (000’s)	$205,770	$184,154	$91,146	$55,258	$46,927	$50,948
Portfolio turnover rate[f]	58.20%[g]	180.11%[g]	188.38%[g]	189.89%[g]	171.16%[g]	60.95%[g]
[a]For the period December 18, 2019 (commencement of operations) to March 31, 2020.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[e]Ratios are annualized for periods less than one year.
[f]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash ("Cash creations").
[g]Portfolio turnover rate excluding cash creations was as follows:	58.20%	180.11%	188.38%	189.89%	171.16%	60.95%
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Franklin Templeton ETF Trust
Consolidated Schedule of Investments, September 30, 2024 (unaudited)
Franklin Systematic Style Premia ETF
		Country	Shares	Value
	Common Stocks 50.9%
	Aerospace & Defense 0.4%
	BAE Systems PLC	United Kingdom	33,879	$ 562,364
	Huntington Ingalls Industries, Inc.	United States	441	116,591
	Textron, Inc.	United States	2,689	238,192
				917,147
	Air Freight & Logistics 0.6%
	CH Robinson Worldwide, Inc.	United States	1,445	159,485
	Deutsche Post AG	Germany	7,247	323,763
	Expeditors International of Washington, Inc.	United States	1,590	208,926
	FedEx Corp.	United States	2,300	629,464
				1,321,638
	Automobiles 0.4%
	General Motors Co.	United States	14,539	651,929
	Subaru Corp.	Japan	8,200	142,284
				794,213
	Banks 1.6%
[a]	ABN AMRO Bank NV	Netherlands	5,406	97,771
	AIB Group PLC	Ireland	23,099	132,636
	Banco Santander SA	Spain	39,116	200,837
	Barclays PLC	United Kingdom	148,922	448,553
	BNP Paribas SA	France	9,079	623,663
	DBS Group Holdings Ltd., Class A	Singapore	7,600	225,569
	ING Groep NV	Netherlands	38,374	696,971
	NatWest Group PLC	United Kingdom	58,117	268,088
	UniCredit SpA	Italy	15,614	685,975
				3,380,063
	Beverages 0.3%
	Asahi Group Holdings Ltd.	Japan	15,600	204,870
	Coca-Cola HBC AG	Switzerland	2,692	96,195
	Kirin Holdings Co. Ltd.	Japan	8,400	128,372
	Molson Coors Beverage Co., Class B	United States	2,280	131,146
				560,583
	Biotechnology 2.5%
	AbbVie, Inc.	United States	7,333	1,448,121
	Gilead Sciences, Inc.	United States	12,189	1,021,926
[b]	Incyte Corp.	United States	1,999	132,134
[b]	Neurocrine Biosciences, Inc.	United States	1,338	154,164
[b]	Regeneron Pharmaceuticals, Inc.	United States	1,060	1,114,314
[b]	United Therapeutics Corp.	United States	550	197,093
[b]	Vertex Pharmaceuticals, Inc.	United States	2,506	1,165,490
				5,233,242
	Broadline Retail 0.6%
	eBay, Inc.	United States	6,509	423,801
[b]	MercadoLibre, Inc.	Brazil	213	437,068
	Next PLC	United Kingdom	1,309	171,755
[b]	Rakuten Group, Inc.	Japan	21,200	137,183
				1,169,807
	Building Products 0.8%
[b]	Builders FirstSource, Inc.	United States	1,416	274,506
	Carlisle Cos., Inc.	United States	599	269,400
	Cie de Saint-Gobain SA	France	5,063	461,764
	Lennox International, Inc.	United States	357	215,732
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Franklin Templeton ETF Trust
Consolidated Schedule of Investments
Franklin Systematic Style Premia ETF (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Building Products (continued)
	Masco Corp.	United States	2,509	$ 210,605
	Owens Corning	United States	1,236	218,179
				1,650,186
	Capital Markets 1.5%
	3i Group PLC	United Kingdom	12,094	536,146
	Ameriprise Financial, Inc.	United States	975	458,065
	Bank of New York Mellon Corp.	United States	7,273	522,638
	Cboe Global Markets, Inc.	United States	1,110	227,406
	Deutsche Bank AG	Germany	14,550	251,665
	Partners Group Holding AG	Switzerland	216	325,197
	SEI Investments Co.	United States	1,534	106,137
	State Street Corp.	United States	3,686	326,100
	T. Rowe Price Group, Inc.	United States	2,713	295,527
				3,048,881
	Chemicals 1.3%
	Asahi Kasei Corp.	Japan	17,100	129,350
	CF Industries Holdings, Inc.	United States	2,627	225,397
	Givaudan SA	Switzerland	113	621,564
	Linde PLC	United States	701	334,279
	LyondellBasell Industries NV, Class A	United States	2,775	266,122
	Mitsubishi Chemical Group Corp.	Japan	18,900	121,415
	Mosaic Co.	United States	4,059	108,700
	Nitto Denko Corp.	Japan	10,000	166,981
	Shin-Etsu Chemical Co. Ltd.	Japan	17,800	743,782
				2,717,590
	Commercial Services & Supplies 0.7%
	Cintas Corp.	United States	3,804	783,167
[b]	Copart, Inc.	United States	9,567	501,311
	Rollins, Inc.	United States	3,576	180,874
				1,465,352
	Communications Equipment 0.6%
[b]	F5, Inc.	United States	651	143,350
	Motorola Solutions, Inc.	United States	2,029	912,299
	Nokia OYJ	Finland	48,831	213,850
				1,269,499
	Construction & Engineering 0.1%
	ACS Actividades de Construccion y Servicios SA	Spain	2,275	105,318
	Eiffage SA	France	920	88,959
				194,277
	Construction Materials 0.1%
	Heidelberg Materials AG	Germany	1,422	154,893
	Consumer Staples Distribution & Retail 2.1%
	Albertsons Cos., Inc., Class A	United States	5,842	107,960
	Alimentation Couche-Tard, Inc.	Canada	11,600	642,016
	Carrefour SA	France	6,675	114,054
	George Weston Ltd.	Canada	700	117,621
	Kroger Co.	United States	8,446	483,956
	Loblaw Cos. Ltd.	Canada	1,100	146,629
	Sysco Corp.	United States	4,918	383,899
	Target Corp.	United States	3,778	588,839
	Walmart, Inc.	United States	20,697	1,671,283
				4,256,257
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Franklin Templeton ETF Trust
Consolidated Schedule of Investments
Franklin Systematic Style Premia ETF (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Containers & Packaging 0.1%
	Packaging Corp. of America	United States	1,231	$ 265,157
	Diversified Telecommunication Services 1.2%
	AT&T, Inc.	United States	68,211	1,500,642
	Deutsche Telekom AG	Germany	20,560	605,545
	Koninklijke KPN NV	Netherlands	41,736	170,900
	Telenor ASA	Norway	7,059	90,477
	Telia Co. AB	Sweden	29,313	94,967
				2,462,531
	Electric Utilities 0.9%
	CLP Holdings Ltd.	Hong Kong	20,000	177,277
	Enel SpA	Italy	79,561	637,098
	FirstEnergy Corp.	United States	6,012	266,632
	Kansai Electric Power Co., Inc.	Japan	10,100	167,345
	NRG Energy, Inc.	United States	2,533	230,756
	Power Assets Holdings Ltd.	Hong Kong	17,000	108,993
	SSE PLC	United Kingdom	8,573	216,533
				1,804,634
	Electrical Equipment 0.2%
	Mitsubishi Electric Corp.	Japan	21,600	347,844
	Electronic Equipment, Instruments & Components 0.6%
	Amphenol Corp., Class A	United States	6,157	401,190
	Jabil, Inc.	United States	1,505	180,344
	TDK Corp.	Japan	8,000	101,958
	TE Connectivity PLC	Ireland	3,369	508,685
				1,192,177
	Entertainment 0.6%
	Electronic Arts, Inc.	United States	3,117	447,102
	Konami Group Corp.	Japan	1,200	122,022
[b]	Live Nation Entertainment, Inc.	United States	1,788	195,768
[b]	Sea Ltd., ADR	Singapore	4,000	377,120
				1,142,012
	Financial Services 2.9%
	Corebridge Financial, Inc.	United States	3,550	103,518
[b]	Corpay, Inc.	United States	794	248,332
	Equitable Holdings, Inc.	United States	4,671	196,322
	EXOR NV	Netherlands	1,243	133,384
	Fidelity National Information Services, Inc.	United States	6,796	569,165
	Investor AB, Class B	Sweden	14,278	440,245
	Mastercard, Inc., Class A	United States	3,740	1,846,812
	ORIX Corp.	Japan	11,200	259,799
[b]	PayPal Holdings, Inc.	United States	11,071	863,870
	Visa, Inc., Class A	United States	4,758	1,308,212
				5,969,659
	Food Products 0.2%
	Archer-Daniels-Midland Co.	United States	1,374	82,083
	Bunge Global SA	United States	1,997	192,990
	Kellanova	United States	2,875	232,041
				507,114
	Gas Utilities 0.2%
	Hong Kong & China Gas Co. Ltd.	Hong Kong	156,000	128,536
	Osaka Gas Co. Ltd.	Japan	3,800	85,649
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Franklin Templeton ETF Trust
Consolidated Schedule of Investments
Franklin Systematic Style Premia ETF (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Gas Utilities (continued)
	Tokyo Gas Co. Ltd.	Japan	5,400	$ 125,977
				340,162
	Ground Transportation 1.0%
	CSX Corp.	United States	21,742	750,751
[b]	Uber Technologies, Inc.	United States	17,359	1,304,703
				2,055,454
	Health Care Equipment & Supplies 0.5%
[b]	Hologic, Inc.	United States	2,848	231,998
	Hoya Corp.	Japan	3,100	428,786
[b]	IDEXX Laboratories, Inc.	United States	819	413,775
				1,074,559
	Health Care Providers & Services 1.5%
	Cardinal Health, Inc.	United States	2,354	260,164
	Cencora, Inc.	United States	329	74,051
[b]	Centene Corp.	United States	5,216	392,661
	Cigna Group	United States	1,721	596,223
	Elevance Health, Inc.	United States	2,447	1,272,440
[b]	Molina Healthcare, Inc.	United States	660	227,410
	Universal Health Services, Inc., Class B	United States	747	171,070
				2,994,019
	Health Care REITs 0.1%
	Ventas, Inc.	United States	4,343	278,517
	Health Care Technology 0.1%
[b]	Veeva Systems, Inc., Class A	United States	1,419	297,806
	Hotels, Restaurants & Leisure 1.4%
	Booking Holdings, Inc.	United States	359	1,512,151
	Domino’s Pizza, Inc.	United States	374	160,873
[b]	Expedia Group, Inc.	United States	1,563	231,355
	InterContinental Hotels Group PLC	United Kingdom	910	99,310
	Las Vegas Sands Corp.	United States	4,577	230,406
	Royal Caribbean Cruises Ltd.	United States	2,179	386,468
	Sodexo SA	France	1,112	91,403
	Wynn Resorts Ltd.	United States	1,114	106,810
				2,818,776
	Household Durables 0.2%
	PulteGroup, Inc.	United States	2,149	308,446
	Household Products 0.9%
	Colgate-Palmolive Co.	United States	9,710	1,007,995
	Kimberly-Clark Corp.	United States	3,316	471,800
	Procter & Gamble Co.	United States	1,563	270,712
				1,750,507
	Independent Power Producers & Energy Traders 0.2%
	Vistra Corp.	United States	4,033	478,072
	Industrial Conglomerates 0.2%
	3M Co.	United States	637	87,078
	CK Hutchison Holdings Ltd., Class A	United Kingdom	29,000	166,887
	DCC PLC	Ireland	974	66,565
				320,530
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Franklin Templeton ETF Trust
Consolidated Schedule of Investments
Franklin Systematic Style Premia ETF (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Insurance 1.9%
	Aegon Ltd.	Netherlands	19,699	$ 126,810
	Aflac, Inc.	United States	6,647	743,135
	Ageas SA	Belgium	2,015	107,764
	American International Group, Inc.	United States	6,681	489,250
	Assurant, Inc.	United States	788	156,702
	Hartford Financial Services Group, Inc.	United States	2,468	290,261
	Loews Corp.	United States	2,070	163,633
	Manulife Financial Corp.	Canada	17,100	505,931
	MetLife, Inc.	United States	6,085	501,891
	MS&AD Insurance Group Holdings, Inc.	Japan	15,900	370,155
	NN Group NV	Netherlands	2,880	143,933
	Sompo Holdings, Inc.	Japan	12,500	279,729
				3,879,194
	Interactive Media & Services 0.8%
	Alphabet, Inc., Class C	United States	1,536	256,804
[a]	Auto Trader Group PLC	United Kingdom	11,115	129,381
[b]	Match Group, Inc.	United States	3,793	143,527
	Meta Platforms, Inc., Class A	United States	1,875	1,073,325
				1,603,037
	IT Services 0.8%
[b]	CGI, Inc., Class A	Canada	2,100	241,905
	Cognizant Technology Solutions Corp., Class A	United States	5,563	429,352
[b]	GoDaddy, Inc., Class A	United States	1,833	287,378
	NEC Corp.	Japan	3,000	288,381
[b]	Twilio, Inc., Class A	United States	2,217	144,593
[b]	VeriSign, Inc.	United States	1,108	210,476
				1,602,085
	Life Sciences Tools & Services 1.4%
	Agilent Technologies, Inc.	United States	3,586	532,449
[b]	Avantor, Inc.	United States	7,500	194,025
[b]	IQVIA Holdings, Inc.	United States	2,067	489,817
[b]	Mettler-Toledo International, Inc.	United States	262	392,922
	Thermo Fisher Scientific, Inc.	United States	1,651	1,021,259
[b]	Waters Corp.	United States	761	273,876
				2,904,348
	Machinery 1.1%
	Cummins, Inc.	United States	1,672	541,377
	GEA Group AG	Germany	1,902	93,315
	Ingersoll Rand, Inc.	United States	3,865	379,388
	Makita Corp.	Japan	2,800	94,762
	PACCAR, Inc.	United States	3,032	299,198
	Parker-Hannifin Corp.	United States	797	503,561
	Snap-on, Inc.	United States	579	167,742
	Techtronic Industries Co. Ltd.	Hong Kong	15,000	228,066
				2,307,409
	Media 0.5%
	Comcast Corp., Class A	United States	23,265	971,779
	Fox Corp., Class A	United States	3,001	127,032
				1,098,811
	Metals & Mining 0.8%
	ArcelorMittal SA	Luxembourg	5,404	141,973
	Fortescue Ltd.	Australia	18,959	272,000
	JFE Holdings, Inc.	Japan	8,600	115,346
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Franklin Templeton ETF Trust
Consolidated Schedule of Investments
Franklin Systematic Style Premia ETF (continued)
	Country	Shares	Value
Common Stocks (continued)
Metals & Mining (continued)
Kinross Gold Corp.	Canada	14,900	$ 139,741
Nippon Steel Corp.	Japan	12,100	270,524
Nucor Corp.	United States	2,324	349,390
Reliance, Inc.	United States	628	181,624
Steel Dynamics, Inc.	United States	1,834	231,231
			1,701,829
Multi-Utilities 0.2%
Centrica PLC	United Kingdom	77,960	121,983
Engie SA	France	22,372	387,383
			509,366
Oil, Gas & Consumable Fuels 2.3%
Cheniere Energy, Inc.	United States	2,866	515,421
Devon Energy Corp.	United States	8,005	313,156
ENEOS Holdings, Inc.	Japan	40,700	221,568
EOG Resources, Inc.	United States	5,650	694,555
HF Sinclair Corp.	United States	2,026	90,299
Idemitsu Kosan Co. Ltd.	Japan	12,100	86,960
Imperial Oil Ltd.	Canada	2,300	161,993
Inpex Corp.	Japan	12,000	162,584
Marathon Oil Corp.	United States	8,087	215,357
Marathon Petroleum Corp.	United States	4,047	659,297
Ovintiv, Inc.	United States	3,424	131,173
Phillips 66	United States	4,269	561,160
Suncor Energy, Inc.	Canada	10,400	384,299
Valero Energy Corp.	United States	3,605	486,783
			4,684,605
Paper & Forest Products 0.0%†
Mondi PLC	Austria	4,332	82,570
Personal Care Products 0.7%
Beiersdorf AG	Germany	871	131,377
Estee Lauder Cos., Inc., Class A	United States	2,949	293,986
Kao Corp.	Japan	5,900	293,226
L’Oreal SA	France	1,196	536,655
Shiseido Co. Ltd.	Japan	4,400	119,197
			1,374,441
Pharmaceuticals 0.9%
GSK PLC	United Kingdom	4,790	97,436
Novartis AG	Switzerland	11,384	1,311,073
Otsuka Holdings Co. Ltd.	Japan	2,700	152,574
Royalty Pharma PLC, Class A	United States	4,821	136,386
Viatris, Inc.	United States	13,528	157,060
			1,854,529
Professional Services 0.7%
Broadridge Financial Solutions, Inc.	United States	1,315	282,764
Leidos Holdings, Inc.	United States	1,599	260,637
Recruit Holdings Co. Ltd.	Japan	13,400	815,485
SS&C Technologies Holdings, Inc.	United States	2,447	181,592
			1,540,478
Real Estate Management & Development 0.2%
CK Asset Holdings Ltd.	Hong Kong	30,000	132,089
Daiwa House Industry Co. Ltd.	Japan	6,400	201,566
			333,655
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Franklin Templeton ETF Trust
Consolidated Schedule of Investments
Franklin Systematic Style Premia ETF (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Residential REITs 0.2%
	AvalonBay Communities, Inc.	United States	1,377	$ 310,169
	UDR, Inc.	United States	3,883	176,055
				486,224
	Retail REITs 0.3%
	Regency Centers Corp.	United States	2,119	153,055
	Simon Property Group, Inc.	United States	3,205	541,709
				694,764
	Semiconductors & Semiconductor Equipment 2.1%
	Applied Materials, Inc.	United States	5,879	1,187,852
	NVIDIA Corp.	United States	10,617	1,289,328
	QUALCOMM, Inc.	United States	7,158	1,217,218
	Renesas Electronics Corp.	Japan	17,100	248,538
	STMicroelectronics NV	Switzerland	7,795	231,845
	Teradyne, Inc.	United States	1,155	154,689
				4,329,470
	Software 6.2%
[b]	Adobe, Inc.	United States	1,990	1,030,382
[b]	ANSYS, Inc.	United States	952	303,336
[b]	AppLovin Corp., Class A	United States	2,248	293,476
[b]	Autodesk, Inc.	United States	2,335	643,246
[b]	Cadence Design Systems, Inc.	United States	2,509	680,014
[b]	Check Point Software Technologies Ltd.	Israel	665	128,219
	Constellation Software, Inc.	Canada	100	325,697
[b]	DocuSign, Inc.	United States	2,628	163,172
[b]	Dynatrace, Inc.	United States	2,976	159,127
[b]	Fair Isaac Corp.	United States	298	579,169
[b]	Fortinet, Inc.	United States	7,199	558,282
	Gen Digital, Inc.	United States	7,156	196,289
	Intuit, Inc.	United States	2,610	1,620,810
[b]	Manhattan Associates, Inc.	United States	697	196,122
	Microsoft Corp.	United States	3,338	1,436,341
[b]	PTC, Inc.	United States	1,301	235,039
	Sage Group PLC	United Kingdom	10,241	140,733
	Salesforce, Inc.	United States	5,646	1,545,367
[b]	ServiceNow, Inc.	United States	1,846	1,651,044
[b]	Synopsys, Inc.	United States	851	430,938
[b]	Tyler Technologies, Inc.	United States	447	260,923
[b]	Zoom Video Communications, Inc., Class A	United States	3,289	229,375
				12,807,101
	Specialized REITs 0.2%
	Gaming & Leisure Properties, Inc.	United States	2,880	148,176
	VICI Properties, Inc.	United States	9,721	323,807
				471,983
	Specialty Retail 1.2%
	Best Buy Co., Inc.	United States	2,432	251,226
	Dick’s Sporting Goods, Inc.	United States	472	98,506
	Home Depot, Inc.	United States	1,683	681,952
	TJX Cos., Inc.	United States	11,065	1,300,580
	Williams-Sonoma, Inc.	United States	1,300	201,396
				2,533,660
	Technology Hardware, Storage & Peripherals 0.5%
	HP, Inc.	United States	10,837	388,723
	NetApp, Inc.	United States	2,597	320,756
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Franklin Templeton ETF Trust
Consolidated Schedule of Investments
Franklin Systematic Style Premia ETF (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Technology Hardware, Storage & Peripherals (continued)
	Seagate Technology Holdings PLC	United States	2,200	$ 240,966
				950,445
	Textiles, Apparel & Luxury Goods 0.5%
	Asics Corp.	Japan	8,300	174,135
[b]	Deckers Outdoor Corp.	United States	1,812	288,923
[b]	Lululemon Athletica, Inc.	United States	1,239	336,203
	Pandora AS	Denmark	927	153,008
				952,269
	Trading Companies & Distributors 0.3%
	AerCap Holdings NV	Ireland	1,019	96,520
	Marubeni Corp.	Japan	18,100	296,099
	Toyota Tsusho Corp.	Japan	8,600	155,418
				548,037
	Transportation Infrastructure 0.1%
[a]	Aena SME SA	Spain	801	176,646
	Water Utilities 0.1%
	American Water Works Co., Inc.	United States	1,853	270,983
	Wireless Telecommunication Services 0.3%
	KDDI Corp.	Japan	9,000	289,052
	Vodafone Group PLC	United Kingdom	316,849	318,924
				607,976
	Total Common Stocks (Cost $85,091,831)			104,847,519
	Warrant 0.0%
	Software 0.0%
[b,c]	Constellation Software, Inc.	Canada	100	—
	Total Investments before Short-Term Investments (Cost $85,091,831)			104,847,519
	Short-Term Investments 41.6%
	Money Market Funds 41.6%
[d]	State Street Institutional U.S. Government Money Market Fund, 4.94%	United States	85,551,218	85,551,218
	Total Short-Term Investments (Cost $85,551,218)			85,551,218
	Total Investments (Cost $170,643,049) 92.5%			190,398,737
	Other Assets, less Liabilities 7.5%			15,371,473
	Net Assets 100.0%			$ 205,770,210
†Rounds to less than 0.1% of net assets.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2024, the value of was $403,798, representing 0.2% of net assets.
[b]Non-income producing.
[c]Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
[d]Rate shown is one-day yield as of the end of the reporting period.
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Franklin Templeton ETF Trust
Consolidated Schedule of Investments
Franklin Systematic Style Premia ETF (continued)
At September 30, 2024, the Fund had the following centrally cleared credit default swap contracts outstanding. See  Note 1(c).
Centrally Cleared Credit Default Swap Contracts
Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value (000)s	Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Equity Contracts - Short
MSFTLSSP	1-month USD LIBOR	At Maturity	MSCS	October 10, 2024	82,774	(3,053,159)

At September 30, 2024,  the Fund had the following forward exchange contracts outstanding. See  Note 1(c).
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Australian Dollar	MSCO	Sell	5,630,311	$ 3,767,478	12/18/24	$ —	$ (141,555)
Brazilian Real	MSCO	Buy	6,822,499	1,196,720	12/18/24	45,011	—
Canadian Dollar	MSCO	Sell	30,422,259	22,460,123	12/18/24	—	(102,844)
Czech Koruna	MSCO	Sell	362,741,027	15,926,459	12/18/24	—	(159,307)
Euro	MSCO	Sell	9,295,252	10,267,312	12/18/24	—	(138,920)
Great British Pound	MSCO	Buy	10,087,660	13,181,374	12/18/24	347,025	—
Hungarian Forint	MSCO	Sell	2,896,009,496	8,007,498	12/18/24	—	(109,017)
Israeli Shekel	MSCO	Sell	13,747,899	3,705,116	12/18/24	441	—
Japanese Yen	MSCO	Buy	155,199,068	1,102,304	12/18/24	—	(6,180)
Mexican Peso	MSCO	Sell	4,503,949	226,202	12/18/24	—	(879)
Norwegian Krone	MSCO	Buy	87,494,017	8,102,828	12/18/24	207,400	—
Polish Zloty	MSCO	Sell	7,414,498	1,893,696	12/18/24	—	(34,492)
South African Rand	MSCO	Buy	295,232,061	16,357,489	12/18/24	663,458	—
South Korean Won	MSCO	Buy	2,895,078,330	2,181,631	12/18/24	41,865	—
Swedish Krona	MSCO	Buy	134,877,752	13,085,290	12/18/24	270,865	—
Swiss Franc	MSCO	Sell	529,870	628,128	12/18/24	—	(5,357)
Total Forward Exchange Contracts						$1,576,065	$(698,551)
Net unrealized appreciation (depreciation)							$877,514

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
At September 30, 2024, the Fund had the following futures contracts outstanding. See  Note 1(c).
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Commodity Contracts
Cocoa, December	Long	9	$ 694,980	12/13/24	$ 55,852
Low Sulphur Gasoil, November	Long	4	264,100	11/12/24	7,493
NY Harbor ULSD, October	Long	8	723,878	10/31/24	13,072
Platinum, January	Long	45	2,229,975	1/29/25	32,229
Soybean Meal, December	Long	44	1,503,040	12/13/24	68,269
Soybean Oil, December	Long	26	675,636	12/13/24	66,487
Sugar No. 11, February	Long	148	3,724,627	2/28/25	498,150
Brent Crude, October	Short	18	1,290,600	10/31/24	(15,651)
Coffee ‘C’, December	Short	6	608,062	12/18/24	(77,003)
Copper, December	Short	15	1,707,375	12/27/24	(144,937)
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Franklin Templeton ETF Trust
Consolidated Schedule of Investments
Franklin Systematic Style Premia ETF (continued)
Futures Contracts (continued)
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Commodity Contracts (continued)
Corn, December	Short	9	$ 191,138	12/13/24	$ (10,827)
Cotton No. 2, December	Short	8	294,440	12/06/24	(7,751)
Gasoline Rbob, October	Short	27	2,194,403	10/31/24	(51,900)
Gold 100 Ounce, December	Short	9	2,393,460	12/27/24	(151,362)
Lean Hog, December	Short	44	1,289,640	12/13/24	(27,780)
Live Cattle, December	Short	3	221,760	12/31/24	(8,179)
Natural Gas, October	Short	25	730,750	10/29/24	(82,402)
Silver, December	Short	12	1,887,480	12/27/24	(171,457)
Soybean, November	Short	15	792,750	11/14/24	(38,725)
Wheat, December	Short	13	379,600	12/13/24	(18,401)
WTI Crude, October	Short	5	340,850	10/22/24	(4,022)
Interest rate contracts
Canada 10 Yr. Bond	Long	40	3,701,395	12/18/24	30,421
Euro-BTP	Long	128	17,352,528	12/06/24	348,419
Long Gilt	Long	160	21,124,641	12/27/24	(88,162)
U.S. Treasury 10 Yr. Note	Long	257	29,370,281	12/19/24	(147,200)
Australian 10 Yr. Bond	Short	228	18,410,986	12/16/24	182,778
Euro-Bund	Short	189	28,459,148	12/06/24	(134,698)
Euro-OAT	Short	60	8,493,589	12/06/24	(35,559)
Index Contracts
FTSE 100 Index	Long	19	2,112,377	12/20/24	(17,044)
FTSE/MIB Index	Long	43	8,171,045	12/20/24	143,669
Hang Seng Index	Long	27	3,698,140	10/30/24	360,364
IBEX 35 Index	Long	75	9,953,550	10/18/24	386,648
OMXS30 Index	Long	58	1,502,412	10/18/24	50,365
S&P/TSX 60 Index	Long	8	1,710,678	12/19/24	41,171
CAC 40 10 Euro	Short	17	1,451,328	10/18/24	(29,455)
DAX Index	Short	8	4,353,266	12/20/24	(172,252)
EURO STOXX 50 Index	Short	25	1,403,433	12/20/24	(47,855)
FTSE/JSE Africa Top40 Index	Short	96	4,435,359	12/19/24	(240,516)
Mex Bolsa Index	Short	43	1,169,020	12/20/24	(1,317)
Nikkei 225 Mini	Short	2	530,621	12/12/24	(28,420)
S+P 500 E-Mini	Short	15	4,360,687	12/20/24	(144,583)
SPI 200 Index	Short	75	10,804,292	12/19/24	(272,193)
Total Futures Contracts					$115,736

*As of period end.
The following table represents the individual short positions and related values of the equity securities underlying the total return swap with Morgan Stanley Capital Services LLC as of September 30, 2024, expiration date 10/10/24:
	Country	Shares	Value
Reference Entity – Short 100.00%
Automobiles & Components 3.59%
Aptiv PLC	United States	(3,810)	$ (274,358)
Dr Ing Hc F Porsche AG	Germany	(1,621)	(129,352)
Ford Motor Co.	United States	(54,967)	(580,451)
Nissan Motor Co. Ltd.	Japan	(34,200)	(96,235)
Porsche Automobil Holding SE	Germany	(2,164)	(99,214)
Rivian Automotive, Inc.	United States	(10,580)	(118,708)
Tesla, Inc.	United States	(5,179)	(1,354,982)
Toyota Motor Corp.	Japan	(7,100)	(126,201)
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Franklin Templeton ETF Trust
Consolidated Schedule of Investments
Franklin Systematic Style Premia ETF (continued)
	Country	Shares	Value
Reference Entity – Short (continued)
Automobiles & Components (continued)
Volkswagen AG	Germany	(2,944)	$ (312,662)
			(3,092,163)
Banks 5.33%
Australia & New Zealand Banking Group Ltd.	Australia	(43,382)	(917,334)
Bank of Montreal	Canada	(10,300)	(930,465)
FinecoBank Banca Fineco SpA	Italy	(8,753)	(150,195)
Hang Seng Bank Ltd.	Hong Kong	(11,100)	(139,688)
Huntington Bancshares, Inc.	United States	(19,979)	(293,691)
Regions Financial Corp.	United States	(12,717)	(296,688)
Resona Holdings, Inc.	Japan	(29,300)	(204,346)
Societe Generale SA	France	(5,342)	(133,249)
Sumitomo Mitsui Trust Holdings, Inc.	Japan	(9,300)	(220,472)
Svenska Handelsbanken AB, A	Sweden	(20,941)	(215,368)
United Overseas Bank Ltd.	Singapore	(3,800)	(95,356)
US Bancorp	United States	(21,663)	(990,649)
			(4,587,501)
Capital Goods 12.31%
Airbus SE	France	(8,327)	(1,219,473)
Ashtead Group PLC	United Kingdom	(6,147)	(477,072)
Carrier Global Corp.	United States	(11,250)	(905,513)
CNH Industrial NV	United Kingdom	(11,900)	(132,090)
Daikin Industries Ltd.	Japan	(3,800)	(533,312)
Daimler Truck Holding AG	Germany	(7,059)	(264,944)
Deere & Co.	United States	(241)	(100,577)
Epiroc AB, A	Sweden	(9,458)	(204,805)
FANUC Corp.	Japan	(13,700)	(401,307)
Ferrovial SE	United States	(7,388)	(318,107)
Honeywell International, Inc	United States	(6,033)	(1,247,081)
IDEX Corp.	United States	(1,058)	(226,941)
Keppel Ltd.	Singapore	(20,600)	(106,535)
L3Harris Technologies, Inc.	United States	(2,655)	(631,545)
Melrose Industries PLC	United Kingdom	(15,560)	(95,111)
Nibe Industrier AB	Sweden	(22,407)	(123,037)
Nordson Corp.	United States	(759)	(199,336)
Northrop Grumman Corp.	United States	(1,950)	(1,029,736)
Sandvik AB	Sweden	(15,094)	(337,868)
SMC Corp.	Japan	(800)	(355,984)
Spirax-Sarco Engineering PLC	United Kingdom	(1,032)	(104,028)
The Boeing Co.	United States	(7,450)	(1,132,698)
Toro Co.	United States	(1,456)	(126,279)
Vestas Wind Systems A/S	Denmark	(14,167)	(313,585)
			(10,586,964)
Commercial & Professional Services 1.08%
Dayforce, Inc.	United States	(2,138)	(130,953)
Equifax, Inc.	United States	(1,715)	(503,970)
Gfl Environmental, Inc.	Canada	(3,100)	(123,798)
Rentokil Initial PLC	United Kingdom	(35,300)	(172,542)
			(931,263)
Consumer Discretionary Distribution & Retail 1.66%
CarMax, Inc.	United States	(2,170)	(167,914)
H & M AB, B	Sweden	(8,246)	(140,571)
Nitori Holdings Co. Ltd.	Japan	(1,100)	(167,607)
O’Reilly Automotive Inc.	United States	(828)	(953,525)
			(1,429,617)
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Franklin Templeton ETF Trust
Consolidated Schedule of Investments
Franklin Systematic Style Premia ETF (continued)
	Country	Shares	Value
Reference Entity – Short (continued)
Consumer Durables & Apparel 2.62%
Hermes International SCA	France	(453)	$ (1,115,289)
Kering SA	France	(1,092)	(313,030)
Nike, Inc.	United States	(8,078)	(714,095)
Taylor Wimpey PLC	United Kingdom	(49,698)	(109,526)
			(2,251,940)
Consumer Services 5.31%
Darden Restaurants, Inc.	United States	(1,127)	(184,974)
DraftKings, Inc.	United States	(4,507)	(176,674)
Evolution AB	Sweden	(2,555)	(251,553)
Flutter Entertainment PLC	United Kingdom	(2,500)	(593,200)
Lottery Corp. Ltd.	Australia	(31,568)	(112,130)
McDonald’s Corp.	United States	(4,167)	(1,268,893)
Oriental Land Co. Ltd.	Japan	(15,100)	(390,379)
Restaurant Brands International, Inc.	Canada	(4,300)	(310,624)
Starbucks Corp.	United States	(13,162)	(1,283,163)
			(4,571,590)
Consumer Staples Distribution & Retail 0.92%
Dollar General Corp.	United States	(2,220)	(187,745)
Dollar Tree, Inc.	United States	(2,844)	(199,990)
Woolworths Group Ltd.	Australia	(17,400)	(401,973)
			(789,708)
Energy 5.49%
APA Corp.	United States	(5,310)	(129,883)
Cameco Corp.	Canada	(6,200)	(296,519)
Chevron Corp.	United States	(8,651)	(1,274,033)
EQT Corp.	United States	(8,093)	(296,528)
Equinor ASA	Norway	(12,300)	(311,452)
Hess Corp.	United States	(3,838)	(521,200)
Neste Oyj	Finland	(6,198)	(120,568)
Santos Ltd.	Australia	(46,246)	(225,224)
Schlumberger NV	United States	(20,292)	(851,249)
Tourmaline Oil Corp.	Canada	(4,800)	(223,167)
Woodside Energy Group Ltd.	Australia	(27,072)	(473,286)
			(4,723,109)
Equity Real Estate Investment Trusts (REITs) 1.62%
Boston Properties, Inc.	United States	(2,114)	(170,093)
Kimco Realty Corp	United States	(9,398)	(218,222)
SBA Communications Corp. REIT	United States	(1,509)	(363,216)
Segro PLC	United Kingdom	(18,004)	(211,068)
Sun Communities, Inc.	United States	(1,775)	(239,891)
WP Carey, Inc.	United States	(3,083)	(192,071)
			(1,394,561)
Financial Services 10.81%
Apollo Global Management, Inc.	United States	(5,647)	(705,367)
Ares Management Corp.	United States	(2,576)	(401,444)
ASX Ltd.	Australia	(2,699)	(119,705)
Blackstone, Inc.	United States	(8,683)	(1,329,628)
Brookfield Asset Management Ltd.	Canada	(4,800)	(227,182)
Brookfield Corp.	Canada	(16,700)	(887,939)
Capital One Financial Corp.	United States	(5,258)	(787,280)
Charles Schwab Corp.	United States	(19,261)	(1,248,305)
Discover Financial Services	United States	(3,415)	(479,090)
Edenred SE	France	(3,503)	(133,002)
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Franklin Templeton ETF Trust
Consolidated Schedule of Investments
Franklin Systematic Style Premia ETF (continued)
	Country	Shares	Value
Reference Entity – Short (continued)
Financial Services (continued)
EQT AB	Sweden	(5,227)	$ (179,191)
FactSet Research Systems, Inc.	United States	(531)	(244,180)
Julius Baer Group Ltd.	Switzerland	(2,896)	(174,745)
KKR & CO, Inc.	United States	(8,608)	(1,124,033)
London Stock Exchange Group PLC	United Kingdom	(6,673)	(914,775)
Toast, Inc.	United States	(5,047)	(142,881)
Tradeweb Markets, Inc.	United States	(1,605)	(198,490)
			(9,297,237)
Food, Beverage & Tobacco 3.19%
Brown-Forman Corp.	United States	(2,506)	(123,295)
Chocoladefabriken Lindt & Spruengli AG	Switzerland	(1)	(127,793)
Heineken NV	Netherlands	(4,062)	(361,040)
Hormel Foods Corp.	United States	(4,281)	(135,708)
J M Smucker Co.	United States	(1,504)	(182,134)
Kraft Heinz Co.	United States	(12,787)	(448,952)
Lamb Weston Holdings, Inc.	United States	(2,035)	(131,746)
McCormick & Co, Inc.	United States	(3,544)	(291,671)
Mowi ASA	Norway	(6,546)	(117,929)
Pernod Ricard SA	France	(2,848)	(431,006)
The Hershey Co.	United States	(2,049)	(392,957)
			(2,744,231)
Health Care Equipment & Services 5.43%
Coloplast A/S	Denmark	(1,787)	(234,093)
CVS Health Corp.	United States	(18,132)	(1,140,140)
Dexcom, Inc.	United States	(5,528)	(370,597)
Henry Schein, Inc.	United States	(1,807)	(131,730)
Humana, Inc.	United States	(1,772)	(561,263)
Insulet Corp.	United States	(969)	(225,535)
ResMed, Inc.	United States	(2,036)	(497,028)
Smith & Nephew PLC	United Kingdom	(12,334)	(191,582)
Sonic Healthcare Ltd.	Australia	(6,581)	(124,321)
UnitedHealth Group, Inc.	United States	(2,041)	(1,193,332)
			(4,669,621)
Household & Personal Products 1.36%
Clorox Co.	United States	(1,750)	(285,093)
Haleon PLC	United Kingdom	(51,143)	(269,532)
Reckitt Benckiser Group PLC	United Kingdom	(9,971)	(612,155)
			(1,166,780)
Insurance 2.96%
Aon PLC	United States	(2,700)	(934,173)
ASR Nederland NV	Netherlands	(2,297)	(112,797)
Cincinnati Financial Corp.	United States	(2,178)	(296,469)
Markel Corp.	United States	(181)	(283,913)
Medibank Pvt. Ltd.	Australia	(39,012)	(98,786)
Prudential PLC	Hong Kong	(40,227)	(374,796)
Willis Towers Watson PLC	United States	(1,500)	(441,795)
			(2,542,729)
Materials 2.98%
Albemarle Corp.	United States	(1,627)	(154,093)
Anglo American PLC	United Kingdom	(18,210)	(593,307)
Boliden AB	Sweden	(3,931)	(133,598)
Croda International PLC	United Kingdom	(1,881)	(106,398)
First Quantum Minerals Ltd.	Canada	(9,800)	(133,767)
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Franklin Templeton ETF Trust
Consolidated Schedule of Investments
Franklin Systematic Style Premia ETF (continued)
	Country	Shares	Value
Reference Entity – Short (continued)
Materials (continued)
Ivanhoe Mines Ltd.	Canada	(9,500)	$ (141,486)
James Hardie Industries PLC	Australia	(6,246)	(248,854)
Martin Marietta Materials, Inc.	United States	(342)	(184,081)
Norsk Hydro ASA	Norway	(18,022)	(117,139)
Northern Star Resources Ltd.	Australia	(16,510)	(182,917)
Sika AG	Switzerland	(840)	(278,921)
South32 Ltd.	Australia	(64,279)	(168,118)
Svenska Cellulosa AB	Sweden	(8,430)	(123,041)
			(2,565,720)
Media & Entertainment 3.19%
CAR Group Ltd.	Australia	(5,019)	(130,433)
Charter Communications, Inc., A	United States	(1,332)	(431,675)
Liberty Media Corp.	United States	(2,957)	(228,961)
Pinterest, Inc., A	United States	(8,419)	(272,523)
ROBLOX Corp.	United States	(6,684)	(295,834)
Roku, Inc.	United States	(1,764)	(131,700)
Snap, Inc.	United States	(14,845)	(158,841)
Take-Two Interactive Software, Inc.	United States	(2,352)	(361,526)
Universal Music Group NV	Netherlands	(11,658)	(305,756)
Warner Bros Discovery, Inc.	United States	(32,515)	(268,249)
WPP PLC	United Kingdom	(15,371)	(157,356)
			(2,742,854)
Pharmaceuticals, Biotechnology & Life Sciences 6.51%
Amgen, Inc.	United States	(2,457)	(791,670)
Astellas Pharma, Inc.	Japan	(25,700)	(295,917)
Bayer AG	Germany	(14,104)	(477,339)
Eisai Co. Ltd.	Japan	(3,600)	(134,522)
Exact Sciences Corp.	United States	(2,620)	(178,474)
Illumina, Inc.	United States	(2,284)	(297,856)
Merck & Co. Inc.	United States	(5,894)	(669,323)
Merck KGaA	Germany	(1,829)	(322,518)
Moderna, Inc.	United States	(4,378)	(292,582)
Pfizer, Inc.	United States	(41,267)	(1,194,267)
Takeda Pharmaceutical Co. Ltd.	Japan	(22,500)	(645,396)
West Pharmaceutical Services, Inc.	United States	(1,013)	(304,062)
			(5,603,926)
Real Estate Management & Development 1.23%
CoStar Group, Inc.	United States	(5,618)	(423,822)
FirstService Corp.	Canada	(600)	(109,749)
Vonovia SE	Germany	(10,589)	(386,798)
Zillow Group, Inc., C	United States	(2,190)	(139,832)
			(1,060,201)
Semiconductors & Semiconductor Equipment 7.98%
Advanced Micro Devices, Inc.	United States	(8,785)	(1,441,443)
BE Semiconductor Industries NV	Netherlands	(1,090)	(138,133)
Broadcom, Inc.	United States	(8,618)	(1,486,605)
Enphase Energy, Inc.	United States	(2,027)	(229,091)
Entegris, Inc.	United States	(2,173)	(244,528)
Infineon Technologies AG	Germany	(18,437)	(647,340)
Intel Corp.	United States	(59,554)	(1,397,137)
Marvell Technology, Inc.	United States	(11,741)	(846,761)
ON Semiconductor Corp.	United States	(5,946)	(431,739)
			(6,862,777)
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Franklin Templeton ETF Trust
Consolidated Schedule of Investments
Franklin Systematic Style Premia ETF (continued)
	Country	Shares	Value
Reference Entity – Short (continued)
Software & Services 6.13%
Accenture PLC	United States	(3,600)	$ (1,272,528)
Atlassian Corp.	United States	(2,231)	(354,305)
Cloudflare, Inc., A	United States	(4,242)	(343,135)
Dassault Systemes SE	France	(9,223)	(366,751)
MongoDB, Inc.	United States	(1,018)	(275,216)
NTT Data Group Corp.	Japan	(8,900)	(160,186)
Obic Co. Ltd.	Japan	(4,000)	(141,107)
Okta, Inc., A	United States	(2,310)	(171,726)
Samsara, Inc.	United States	(2,795)	(134,496)
Shopify, Inc., A	Canada	(16,900)	(1,355,428)
Snowflake, Inc.	United States	(4,201)	(482,527)
Zscaler, Inc.	United States	(1,262)	(215,726)
			(5,273,131)
Technology Hardware & Equipment 3.04%
Hexagon AB	Sweden	(29,497)	(317,767)
Keyence Corp.	Japan	(2,700)	(1,290,352)
Kyocera Corp.	Japan	(18,500)	(214,695)
Super Micro Computer, Inc.	United States	(702)	(292,313)
Teledyne Technologies, Inc.	United States	(666)	(291,482)
Trimble, Inc.	United States	(3,439)	(213,527)
			(2,620,136)
Telecommunication Services 1.98%
Cellnex Telecom SA	Spain	(7,408)	(301,192)
Nippon Telegraph & Telephone Corp.	Japan	(436,900)	(448,385)
SoftBank Group Corp.	Japan	(14,200)	(836,573)
TELUS Corp.	Canada	(6,800)	(114,210)
			(1,700,360)
Transportation 1.41%
DSV A/S	Denmark	(2,420)	(500,883)
Knight-Swift Transportation Holdings, Inc.	United States	(2,226)	(120,093)
Kuehne + Nagel International AG	Switzerland	(684)	(187,146)
Transurban Group	Australia	(44,128)	(401,959)
			(1,210,081)
Utilities 1.87%
AES Corp/The	United States	(10,030)	(201,202)
EDP - Energias de Portugal SA	Portugal	(44,296)	(202,789)
National Grid PLC	United Kingdom	(66,905)	(924,353)
Severn Trent PLC	United Kingdom	(3,862)	(136,863)
Snam SpA	Italy	(28,562)	(145,708)
			(1,610,915)
Total Value of Reference Entity — Morgan Stanley Capital Services LLC			$ (86,029,115)
See  Note 9 regarding other derivative information.
See Abbreviations on page 171.
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Franklin Templeton ETF Trust
Financial Highlights
Franklin U.S. Core Bond ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31,				Period Ended March 31, 2020[a]
		2024	2023	2022	2021
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$21.33	$21.74	$23.43	$25.14	$25.44	$25.00
Income from investment operations[b]:
Net investment income[c]	0.43	0.76	0.55	0.45	0.51	0.29
Net realized and unrealized gains (losses)	0.70	(0.41)	(1.70)	(1.61)	0.03	0.49
Total from investment operations	1.13	0.35	(1.15)	(1.16)	0.54	0.78
Less distributions from:
Net investment income	(0.46)	(0.76)	(0.54)	(0.50)	(0.65)	(0.31)
Net realized gains	—	—	—	(0.05)	(0.19)	(0.03)
Total distributions	(0.46)	(0.76)	(0.54)	(0.55)	(0.84)	(0.34)
Net asset value, end of period	$22.00	$21.33	$21.74	$23.43	$25.14	$25.44
Total return[d]	5.39%	1.69%	(4.88)%	(4.72)%	2.07%	3.12%
Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.15%	0.15%	0.15%	0.16%	0.17%	0.19%
Expenses net of waiver and payments by affiliates	0.15%	0.15%	0.14%	0.15%	0.15%	0.15%
Net investment income	3.98%	3.60%	2.51%	1.80%	1.95%	2.14%
Supplemental data
Net assets, end of period (000’s)	$2,372,441	$1,776,612	$1,511,691	$1,509,961	$1,460,597	$853,532
Portfolio turnover rate[f]	9.93%[g]	37.74%[g]	68.70%[g]	69.88%[g]	90.99%[g]	126.68%[g]
[a]For the period September 17, 2019 (commencement of operations) to March 31, 2020.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[e]Ratios are annualized for periods less than one year.
[f]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash ("Cash creations").
[g]Portfolio turnover rate excluding cash creations was as follows:	9.93%	37.74%	68.70%	69.88%	90.99%	126.68%
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Franklin Templeton ETF Trust
Schedule of Investments, September 30, 2024 (unaudited)
Franklin U.S. Core Bond ETF
		Country	Principal Amount*	Value
	Corporate Bonds & Notes 29.1%
	Aerospace & Defense 0.5%
	Boeing Co., 3.50%, 3/01/39	United States	5,000,000	$ 3,810,706
	Howmet Aerospace, Inc., 4.85%, 10/15/31	United States	1,350,000	1,378,873
	Northrop Grumman Corp., 4.03%, 10/15/47	United States	7,400,000	6,372,826
				11,562,405
	Agriculture 0.7%
	Altria Group, Inc., 3.40%, 5/06/30	United States	5,000,000	4,727,053
[a]	Cargill, Inc., 2.125%, 11/10/31	United States	5,000,000	4,344,697
[a]	Imperial Brands Finance PLC, 3.50%, 7/26/26	United Kingdom	4,000,000	3,923,467
	Philip Morris International, Inc., 5.375%, 2/15/33	United States	3,600,000	3,766,381
				16,761,598
	Airlines 0.4%
	American Airlines Pass-Through Trust, Series 2016-3, Class A, 3.25%, 4/15/30	United States	3,821,629	3,532,431
[a]	Delta Air Lines, Inc./SkyMiles IP Ltd., first lien, 4.50%, 10/20/25	United States	3,208,600	3,189,598
	United Airlines Pass-Through Trust,
	Series 2020-1, Class A, 5.875%, 4/15/29	United States	50,295	51,376
	Series 2019-2, Class A, 2.90%, 11/01/29	United States	802,083	735,838
	Series 2020-1, Class B, 4.875%, 7/15/27	United States	1,084,800	1,075,535
				8,584,778
	Apparel 0.1%
	Tapestry, Inc., 7.85%, 11/27/33	United States	2,500,000	2,711,799
	Auto Manufacturers 0.1%
	Hyundai Capital America,
	[a] 5.30%, 1/08/29	United States	2,600,000	2,672,615
	[a] 5.35%, 3/19/29	United States	885,000	912,037
				3,584,652
	Banks 6.7%
[a]	ABN AMRO Bank NV, 6.339% to 9/18/27, FRN thereafter, 9/18/27	Netherlands	1,100,000	1,139,030
	Bank of America Corp.,
	1.922% to 10/24/30, FRN thereafter, 10/24/31	United States	2,800,000	2,413,396
	2.592% to 4/29/30, FRN thereafter, 4/29/31	United States	3,000,000	2,721,892
	3.974% to 2/07/29, FRN thereafter, 2/07/30	United States	8,200,000	8,058,923
	2.299% to 7/21/31, FRN thereafter, 7/21/32	United States	6,200,000	5,369,770
	4.948% to 7/22/27, FRN thereafter, 7/22/28	United States	2,700,000	2,748,014
	5.468% to 1/23/34, FRN thereafter, 1/23/35	United States	1,000,000	1,051,988
	BNP Paribas SA,
	[a] 2.819% to 11/19/24, FRN thereafter, 11/19/25	France	2,200,000	2,191,675
	[a] 5.176% to 1/09/29, FRN thereafter, 1/09/30	France	4,400,000	4,516,060
[a]	BPCE SA, 2.045% to 10/19/26, FRN thereafter, 10/19/27	France	3,700,000	3,508,962
	Citigroup, Inc.,
	4.45%, 9/29/27	United States	1,500,000	1,502,337
	4.125%, 7/25/28	United States	2,300,000	2,281,794
	3.057% to 1/25/32, FRN thereafter, 1/25/33	United States	1,800,000	1,608,534
[a]	Danske Bank AS, 5.705% to 3/01/30, FRN thereafter, 3/01/30	Denmark	4,000,000	4,170,395
	Deutsche Bank AG, 5.371%, 9/09/27	Germany	3,700,000	3,809,876
	Fifth Third Bancorp, 4.772% to 7/28/29, FRN thereafter, 7/28/30	United States	3,000,000	3,024,038
	Goldman Sachs Group, Inc.,
	1.948% to 10/21/26, FRN thereafter, 10/21/27	United States	5,200,000	4,957,883
	3.691% to 6/05/27, FRN thereafter, 6/05/28	United States	2,500,000	2,460,734
	2.383% to 7/21/31, FRN thereafter, 7/21/32	United States	6,300,000	5,466,460
	2.64% to 2/24/27, FRN thereafter, 2/24/28	United States	5,200,000	4,998,969
	HSBC Holdings PLC,
	2.013% to 9/22/27, FRN thereafter, 9/22/28	United Kingdom	4,100,000	3,826,224
	2.357% to 8/18/30, FRN thereafter, 8/18/31	United Kingdom	1,300,000	1,143,316
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Core Bond ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Banks (continued)
	JPMorgan Chase & Co.,
	2.956% to 5/13/30, FRN thereafter, 5/13/31	United States	5,000,000	$ 4,600,169
	2.522% to 4/22/30, FRN thereafter, 4/22/31	United States	2,000,000	1,817,456
	1.953% to 2/04/31, FRN thereafter, 2/04/32	United States	7,000,000	6,017,452
	6.087% to 10/23/28, FRN thereafter, 10/23/29	United States	1,550,000	1,652,694
	5.336% to 1/23/34, FRN thereafter, 1/23/35	United States	1,300,000	1,359,322
	KeyBank NA, 4.15%, 8/08/25	United States	2,500,000	2,482,017
	Lloyds Banking Group PLC, 5.871% to 3/06/29, FRN thereafter, 3/06/29	United Kingdom	3,000,000	3,130,329
	Mizuho Financial Group, Inc., 5.778% to 7/06/29, FRN thereafter, 7/06/29	Japan	2,700,000	2,825,072
	Morgan Stanley,
	2.239% to 7/21/31, FRN thereafter, 7/21/32	United States	10,000,000	8,612,498
	3.622% to 4/01/30, FRN thereafter, 4/01/31	United States	4,300,000	4,129,970
	3.95%, 4/23/27	United States	3,600,000	3,564,731
	5.466% to 1/18/34, FRN thereafter, 1/18/35	United States	1,000,000	1,045,972
	PNC Financial Services Group, Inc., 5.676% to 1/22/34, FRN thereafter, 1/22/35	United States	1,050,000	1,113,607
	Santander U.K. Group Holdings PLC, 1.673% to 6/14/26, FRN thereafter, 6/14/27	United Kingdom	3,200,000	3,044,417
[a]	Societe Generale SA, 1.792% to 6/09/27, FRN thereafter, 6/09/27	France	4,300,000	4,086,931
	Toronto-Dominion Bank, 4.693%, 9/15/27	Canada	4,700,000	4,776,082
	Truist Financial Corp.,
	1.887% to 6/07/28, FRN thereafter, 6/07/29	United States	3,000,000	2,745,153
	5.90% to 10/28/25, FRN thereafter, 10/28/26	United States	3,850,000	3,900,647
	U.S. Bancorp, 5.727% to 10/21/25, FRN thereafter, 10/21/26	United States	1,700,000	1,721,658
	UBS Group AG,
	[a] 6.373% to 7/15/25, FRN thereafter, 7/15/26	Switzerland	550,000	556,096
	4.55%, 4/17/26	Switzerland	950,000	952,793
	[a] 6.246% to 9/22/29, FRN thereafter, 9/22/29	Switzerland	3,400,000	3,610,573
	Wells Fargo & Co.,
	2.879% to 10/30/29, FRN thereafter, 10/30/30	United States	10,300,000	9,557,487
	3.35% to 3/02/32, FRN thereafter, 3/02/33	United States	6,000,000	5,486,907
	4.54% to 8/15/25, FRN thereafter, 8/15/26	United States	1,600,000	1,597,597
	5.198% to 1/23/29, FRN thereafter, 1/23/30	United States	2,250,000	2,320,124
				159,678,024
	Beverages 0.4%
	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/01/36	Belgium	5,500,000	5,524,685
	Constellation Brands, Inc., 4.90%, 5/01/33	United States	5,000,000	5,054,854
				10,579,539
	Biotechnology 0.6%
	Amgen, Inc.,
	4.663%, 6/15/51	United States	2,000,000	1,833,123
	5.25%, 3/02/33	United States	3,400,000	3,540,888
	Bio-Rad Laboratories, Inc., 3.30%, 3/15/27	United States	500,000	488,102
	Illumina, Inc., 5.80%, 12/12/25	United States	1,400,000	1,418,806
	Regeneron Pharmaceuticals, Inc., 1.75%, 9/15/30	United States	4,000,000	3,457,338
	Royalty Pharma PLC, 2.20%, 9/02/30	United Kingdom	5,000,000	4,379,776
				15,118,033
	Building Products 0.1%
	NVR, Inc., 3.00%, 5/15/30	United States	2,500,000	2,316,846
	Chemicals 0.1%
[a]	Solvay Finance America LLC, 5.85%, 6/04/34	Belgium	3,000,000	3,150,298
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Core Bond ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Commercial Services & Supplies 0.2%
[a]	Ashtead Capital, Inc., 5.80%, 4/15/34	United Kingdom	600,000	$ 627,439
	Boardwalk Pipelines LP, 4.80%, 5/03/29	United States	3,950,000	3,971,420
				4,598,859
	Construction Materials 0.3%
	Owens Corning, 5.70%, 6/15/34	United States	7,000,000	7,435,677
	Diversified REITs 0.1%
	Essex Portfolio LP, 2.65%, 3/15/32	United States	4,000,000	3,484,999
	Diversified Telecommunication Services 0.6%
	America Movil SAB de CV, 2.875%, 5/07/30	Mexico	3,800,000	3,510,381
	Orange SA, 9.00%, 3/01/31	France	3,000,000	3,712,829
	Verizon Communications, Inc.,
	1.75%, 1/20/31	United States	5,000,000	4,266,679
	2.85%, 9/03/41	United States	3,900,000	2,935,045
				14,424,934
	Electric 1.2%
	Constellation Energy Generation LLC,
	5.80%, 3/01/33	United States	5,500,000	5,903,288
	6.125%, 1/15/34	United States	1,050,000	1,154,666
	DTE Energy Co., 4.875%, 6/01/28	United States	2,800,000	2,860,273
	Duke Energy Corp., 2.45%, 6/01/30	United States	3,900,000	3,520,296
	Duke Energy Ohio, Inc., 5.25%, 4/01/33	United States	500,000	522,258
[a]	Electricite de France SA, 5.70%, 5/23/28	France	600,000	624,872
	NextEra Energy Capital Holdings, Inc., 5.05%, 2/28/33	United States	5,000,000	5,149,047
	Public Service Enterprise Group, Inc., 2.45%, 11/15/31	United States	5,000,000	4,384,885
	Xcel Energy, Inc., 5.45%, 8/15/33	United States	3,300,000	3,428,354
				27,547,939
	Electric Utilities 1.5%
	Baltimore Gas & Electric Co., 3.50%, 8/15/46	United States	1,400,000	1,100,284
[a]	Comision Federal de Electricidad, 3.348%, 2/09/31	Mexico	3,800,000	3,286,541
	Duke Energy Corp., 3.75%, 9/01/46	United States	5,000,000	3,975,230
[a]	EDP Finance BV, 1.71%, 1/24/28	Netherlands	4,500,000	4,142,511
	Enel Finance International NV,
	[a] 3.50%, 4/06/28	Netherlands	2,700,000	2,619,914
	[a] 2.50%, 7/12/31	Netherlands	3,500,000	3,044,976
	Exelon Corp., 4.05%, 4/15/30	United States	4,500,000	4,432,677
	Georgia Power Co., Series 2010-C, 4.75%, 9/01/40	United States	1,400,000	1,363,255
	MidAmerican Energy Co., 3.65%, 8/01/48	United States	1,100,000	885,547
[a]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.875%, 7/17/49	Indonesia	750,000	662,504
	Southern Co., Series A, 3.70%, 4/30/30	United States	6,000,000	5,801,401
	Virginia Electric & Power Co., Series B, 3.80%, 9/15/47	United States	5,100,000	4,149,207
				35,464,047
	Electronic Equipment, Instruments & Components 0.2%
	Flex Ltd., 4.875%, 5/12/30	Singapore	3,000,000	3,005,893
	Teledyne FLIR LLC, 2.50%, 8/01/30	United States	3,000,000	2,682,083
				5,687,976
	Energy Equipment & Services 0.1%
	Kinder Morgan, Inc., 2.00%, 2/15/31	United States	4,100,000	3,525,237
	Entertainment 0.0%†
	Warnermedia Holdings, Inc., 4.054%, 3/15/29	United States	900,000	852,875
	Environmental Control 0.2%
	Republic Services, Inc., 5.00%, 4/01/34	United States	5,000,000	5,151,581
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Core Bond ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Financial Services 0.1%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.40%, 10/29/33	Ireland	3,500,000	$ 3,098,062
	Food 0.9%
	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 5.75%, 4/01/33	United States	3,700,000	3,835,809
	Kroger Co., 4.70%, 8/15/26	United States	1,950,000	1,963,621
[a]	Mars, Inc., 3.20%, 4/01/30	United States	3,200,000	3,029,958
	McCormick & Co., Inc., 2.50%, 4/15/30	United States	4,200,000	3,818,920
	Mondelez International, Inc., 4.75%, 8/28/34	United States	8,500,000	8,569,066
				21,217,374
	Ground Transportation 0.2%
	Burlington Northern Santa Fe LLC,
	4.90%, 4/01/44	United States	1,100,000	1,092,623
	4.15%, 4/01/45	United States	2,300,000	2,055,216
	CSX Corp., 4.25%, 11/01/66	United States	1,000,000	847,639
				3,995,478
	Health Care Providers & Services 1.4%
	CVS Health Corp., 4.875%, 7/20/35	United States	1,400,000	1,371,430
	Elevance Health, Inc., 5.10%, 1/15/44	United States	2,000,000	1,980,078
	HCA, Inc., 3.625%, 3/15/32	United States	6,500,000	6,012,570
	Icon Investments Six DAC, 6.00%, 5/08/34	United States	365,000	388,471
	IQVIA, Inc., 6.25%, 2/01/29	United States	5,200,000	5,531,291
	Quest Diagnostics, Inc., 2.80%, 6/30/31	United States	6,800,000	6,134,223
	STERIS Irish FinCo UnLtd Co., 2.70%, 3/15/31	Ireland	5,000,000	4,455,769
	UnitedHealth Group, Inc.,
	2.00%, 5/15/30	United States	3,000,000	2,675,615
	4.50%, 4/15/33	United States	2,000,000	2,009,589
	5.15%, 7/15/34	United States	1,900,000	1,983,756
				32,542,792
	Health Care Services 0.2%
	Elevance Health, Inc., 2.55%, 3/15/31	United States	5,000,000	4,477,070
	Healthcare-Products 0.7%
	Baxter International, Inc., 2.539%, 2/01/32	United States	6,400,000	5,552,541
	Boston Scientific Corp., 2.65%, 6/01/30	United States	6,000,000	5,517,093
	GE HealthCare Technologies, Inc., 5.905%, 11/22/32	United States	4,200,000	4,551,390
				15,621,024
	Home Builders 0.2%
	Toll Brothers Finance Corp., 3.80%, 11/01/29	United States	4,600,000	4,465,873
	Household Products 0.3%
	Haleon U.S. Capital LLC, 3.625%, 3/24/32	United States	6,500,000	6,116,059
	Insurance 2.2%
[a]	AIA Group Ltd., 4.95%, 4/04/33	Hong Kong	1,600,000	1,636,282
	Aon Corp., 2.80%, 5/15/30	United States	7,000,000	6,446,762
	Aon Corp./Aon Global Holdings PLC, 5.35%, 2/28/33	United States	2,000,000	2,090,925
	Arthur J Gallagher & Co., 5.45%, 7/15/34	United States	5,000,000	5,213,375
	Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	United States	2,500,000	2,112,817
	Corebridge Financial, Inc.,
	3.90%, 4/05/32	United States	1,500,000	1,407,696
	6.05%, 9/15/33	United States	2,400,000	2,560,426
[a]	Corebridge Global Funding, 5.90%, 9/19/28	United States	2,000,000	2,105,203
[a]	Five Corners Funding Trust II, 2.85%, 5/15/30	United States	7,000,000	6,471,680
	Marsh & McLennan Cos., Inc., 4.90%, 3/15/49	United States	3,000,000	2,876,493
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Core Bond ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Insurance (continued)
	MetLife, Inc., 5.875%, 2/06/41	United States	1,100,000	$ 1,200,679
[a]	Metropolitan Life Global Funding I, 4.30%, 8/25/29	United States	1,400,000	1,405,704
[a]	New York Life Global Funding, 4.85%, 1/09/28	United States	5,200,000	5,325,313
	Progressive Corp., 3.70%, 3/15/52	United States	3,000,000	2,418,055
	Reinsurance Group of America, Inc., 3.90%, 5/15/29	United States	2,250,000	2,198,444
[a]	RGA Global Funding, 5.50%, 1/11/31	United States	2,100,000	2,196,388
[a]	Sammons Financial Group, Inc., 6.875%, 4/15/34	United States	2,500,000	2,676,674
	Travelers Property Casualty Corp., 6.375%, 3/15/33	United States	2,000,000	2,269,511
				52,612,427
	Internet 0.1%
	Netflix, Inc., 4.90%, 8/15/34	United States	1,945,000	2,012,565
	IT Services 0.4%
	Fiserv, Inc.,
	3.50%, 7/01/29	United States	1,800,000	1,739,683
	2.65%, 6/01/30	United States	4,700,000	4,283,963
	Hewlett Packard Enterprise Co., 4.85%, 10/15/31	United States	3,000,000	2,994,750
				9,018,396
	Lodging 0.1%
	Marriott International, Inc., 5.30%, 5/15/34	United States	1,400,000	1,443,169
	Machinery-Diversified 0.3%
	Ingersoll Rand, Inc., 5.70%, 8/14/33	United States	4,200,000	4,501,504
	Westinghouse Air Brake Technologies Corp., 4.70%, 9/15/28	United States	2,000,000	2,025,932
				6,527,436
	Media 0.9%
	Charter Communications Operating LLC/Charter Communications Operating Capital,
	2.80%, 4/01/31	United States	5,000,000	4,280,154
	3.50%, 3/01/42	United States	1,500,000	1,042,936
	Comcast Corp.,
	4.25%, 1/15/33	United States	6,000,000	5,903,708
	1.50%, 2/15/31	United States	3,000,000	2,532,162
	Fox Corp., 6.50%, 10/13/33	United States	2,100,000	2,299,021
	NBCUniversal Media LLC, 4.45%, 1/15/43	United States	1,100,000	1,009,907
	Walt Disney Co., 2.75%, 9/01/49	United States	5,000,000	3,408,662
				20,476,550
	Metals & Mining 0.0%†
[a]	Corp. Nacional del Cobre de Chile, 4.50%, 8/01/47	Chile	1,160,000	991,409
	Multi-Utilities 0.1%
	Berkshire Hathaway Energy Co., 5.15%, 11/15/43	United States	3,000,000	3,027,605
	Oil & Gas 1.1%
	BP Capital Markets America, Inc., 4.893%, 9/11/33	United States	5,300,000	5,394,753
	Canadian Natural Resources Ltd., 2.95%, 7/15/30	Canada	6,300,000	5,762,886
	ConocoPhillips Co., 5.05%, 9/15/33	United States	6,000,000	6,212,095
	TotalEnergies Capital SA, 4.724%, 9/10/34	France	4,100,000	4,122,183
[a]	Var Energi ASA, 8.00%, 11/15/32	Norway	3,800,000	4,410,803
				25,902,720
	Oil, Gas & Consumable Fuels 0.4%
[a]	Aker BP ASA, 3.10%, 7/15/31	Norway	4,700,000	4,190,779
[a]	Pertamina Persero PT, 4.70%, 7/30/49	Indonesia	1,000,000	903,272
	Sabine Pass Liquefaction LLC, 4.20%, 3/15/28	United States	4,000,000	3,979,684
				9,073,735
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Core Bond ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Packaging & Containers 0.1%
	Amcor Flexibles North America, Inc., 2.63%, 6/19/30	United States	3,500,000	$ 3,151,802
	Paper & Forest Products 0.0%†
	Suzano Austria GmbH, 3.125%, 1/15/32	Austria	1,300,000	1,130,543
	Pharmaceuticals 1.3%
	AbbVie, Inc.,
	4.05%, 11/21/39	United States	3,000,000	2,772,670
	4.75%, 3/15/45	United States	1,000,000	973,645
[a]	Bayer U.S. Finance II LLC, 4.375%, 12/15/28	Germany	5,500,000	5,429,224
	Bristol-Myers Squibb Co.,
	4.125%, 6/15/39	United States	3,200,000	2,962,001
	2.55%, 11/13/50	United States	6,000,000	3,826,135
	Cigna Group, 4.90%, 12/15/48	United States	3,300,000	3,109,992
	CVS Health Corp.,
	1.875%, 2/28/31	United States	6,000,000	5,055,796
	5.30%, 6/01/33	United States	2,000,000	2,044,536
	Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/33	United States	1,700,000	1,733,402
	Takeda Pharmaceutical Co. Ltd., 2.05%, 3/31/30	Japan	2,600,000	2,313,854
				30,221,255
	Pipelines 1.0%
[a]	Cheniere Energy, Inc., 5.65%, 4/15/34	United States	2,700,000	2,795,580
	Energy Transfer LP,
	6.40%, 12/01/30	United States	5,800,000	6,322,325
	5.55%, 5/15/34	United States	2,300,000	2,383,035
	MPLX LP,
	2.65%, 8/15/30	United States	2,500,000	2,250,771
	5.50%, 6/01/34	United States	3,200,000	3,289,078
	Targa Resources Corp., 6.50%, 3/30/34	United States	5,000,000	5,528,133
				22,568,922
	Real Estate Investment Trusts (REITs) 0.2%
	Alexandria Real Estate Equities, Inc.,
	1.875%, 2/01/33	United States	4,000,000	3,215,616
	5.25%, 5/15/36	United States	1,340,000	1,363,682
[a]	Prologis Targeted U.S. Logistics Fund LP, 5.25%, 4/01/29	United States	1,200,000	1,236,453
				5,815,751
	Real Estate Management & Development 0.4%
	Simon Property Group LP, 2.20%, 2/01/31	United States	2,000,000	1,755,445
	VICI Properties LP, 4.95%, 2/15/30	United States	5,000,000	5,033,745
[a]	VICI Properties LP/VICI Note Co., Inc., 3.875%, 2/15/29	United States	2,000,000	1,917,160
				8,706,350
	Retail 0.6%
	Dollar Tree, Inc., 4.20%, 5/15/28	United States	5,000,000	4,938,914
	Lowe’s Cos., Inc., 5.00%, 4/15/33	United States	5,000,000	5,158,448
	McDonald’s Corp., 5.20%, 5/17/34	United States	4,000,000	4,232,183
	Target Corp., 2.95%, 1/15/52	United States	1,300,000	922,269
				15,251,814
	Software 0.5%
	Oracle Corp., 2.875%, 3/25/31	United States	5,000,000	4,551,111
	ServiceNow, Inc., 1.40%, 9/01/30	United States	8,000,000	6,866,984
				11,418,095
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Core Bond ETF (continued)
	Country	Principal Amount*	Value
Corporate Bonds & Notes (continued)
Telecommunications 0.8%
AT&T, Inc., 2.55%, 12/01/33	United States	12,800,000	$ 10,794,917
Motorola Solutions, Inc., 5.40%, 4/15/34	United States	7,000,000	7,309,045
			18,103,962
Transportation 0.1%
Union Pacific Corp., 3.20%, 5/20/41	United States	2,000,000	1,621,556
Wireless Telecommunication Services 0.4%
T-Mobile USA, Inc.,
3.75%, 4/15/27	United States	5,000,000	4,940,742
3.875%, 4/15/30	United States	3,000,000	2,918,194
Vodafone Group PLC, 4.875%, 6/19/49	United Kingdom	1,000,000	919,819
			8,778,755
Total Corporate Bonds & Notes (Cost $698,059,027)			691,610,645
U.S. Government & Agency Securities 65.8%
Federal Farm Credit Banks Funding Corp., 2.10%, 2/25/36	United States	4,000,000	3,212,726
Federal Home Loan Mortgage Corp.,
2.00%, 4/01/37	United States	4,350,868	3,981,312
2.00%, 8/01/37	United States	4,463,067	4,083,969
2.00%, 3/01/51	United States	27,102,125	22,608,466
2.00%, 5/01/51	United States	10,495,760	8,730,832
2.00%, 1/01/52	United States	2,492,512	2,062,174
2.00%, 1/01/52	United States	725,886	600,560
2.00%, 3/01/52	United States	428,345	354,595
2.00%, 4/01/52	United States	4,766,760	3,946,119
2.00%, 8/01/52	United States	24,058,438	19,948,877
2.50%, 4/01/37	United States	3,270,014	3,069,502
2.50%, 4/01/37	United States	869,293	816,054
2.50%, 5/01/37	United States	3,456,100	3,242,572
2.50%, 9/01/51	United States	2,011,425	1,737,458
2.50%, 1/01/52	United States	595,072	514,013
2.50%, 3/01/52	United States	6,343,605	5,494,081
2.50%, 4/01/52	United States	14,749,086	12,758,036
3.00%, 4/01/37	United States	418,591	401,522
3.00%, 6/01/37	United States	3,610,234	3,463,007
3.00%, 8/01/37	United States	462,962	444,080
3.00%, 9/01/37	United States	617,645	592,453
3.00%, 3/01/50	United States	13,052,126	11,948,407
3.00%, 3/01/50	United States	4,976,617	4,549,628
3.00%, 10/01/51	United States	564,287	506,780
3.00%, 7/01/52	United States	3,149,503	2,830,804
3.00%, 7/01/52	United States	388,845	349,182
3.00%, 9/01/52	United States	9,574,972	8,604,302
3.50%, 2/01/47	United States	1,281,534	1,209,843
3.50%, 2/01/47	United States	2,447,735	2,311,607
3.50%, 3/01/48	United States	1,530,328	1,444,679
3.50%, 3/01/48	United States	3,124,875	2,949,992
3.50%, 4/01/52	United States	2,859,643	2,665,180
3.50%, 5/01/52	United States	6,606,465	6,162,767
3.50%, 6/01/52	United States	4,649,965	4,335,496
3.50%, 7/01/52	United States	2,366,971	2,205,801
3.50%, 12/01/52	United States	2,972,944	2,771,727
4.00%, 11/01/45	United States	2,196,256	2,145,284
4.00%, 6/01/48	United States	4,491,315	4,387,073
4.00%, 5/01/50	United States	4,866,571	4,768,225
4.00%, 9/01/52	United States	4,366,443	4,198,730
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Core Bond ETF (continued)
	Country	Principal Amount*	Value
U.S. Government & Agency Securities (continued)
4.00%, 10/01/52	United States	3,360,958	$ 3,230,787
4.00%, 11/01/53	United States	3,478,718	3,342,610
4.00%, 1/01/54	United States	3,648,935	3,507,775
4.50%, 8/01/52	United States	647,721	637,777
4.50%, 10/01/52	United States	5,630,004	5,536,597
5.00%, 2/01/54	United States	4,122,049	4,121,030
6.50%, 9/01/54	United States	1,351,572	1,393,750
6.50%, 10/01/54	United States	3,999,000	4,124,875
Federal National Mortgage Association,
1.50%, 9/01/51	United States	3,999,587	3,171,425
2.00%, 5/01/36	United States	9,131,630	8,382,380
2.00%, 4/01/37	United States	400,496	366,478
2.00%, 7/01/51	United States	20,129,343	16,751,833
2.00%, 8/01/51	United States	13,214,293	10,962,267
2.00%, 10/01/51	United States	18,548,628	15,397,245
2.00%, 2/01/52	United States	2,906,946	2,405,659
2.00%, 3/01/52	United States	5,879,289	4,871,830
2.50%, 7/01/37	United States	3,777,306	3,552,675
2.50%, 4/01/51	United States	24,506,271	21,328,831
2.50%, 7/01/51	United States	6,516,251	5,665,383
2.50%, 8/01/51	United States	4,072,450	3,538,219
2.50%, 12/01/51	United States	14,489,466	12,618,326
2.50%, 2/01/52	United States	1,482,093	1,283,009
2.50%, 3/01/52	United States	10,633,697	9,218,806
2.50%, 4/01/52	United States	4,790,153	4,149,766
3.00%, 9/01/37	United States	466,205	447,191
3.00%, 9/01/37	United States	3,757,963	3,620,936
3.00%, 10/01/37	United States	4,023,170	3,859,069
3.00%, 4/01/50	United States	5,243,389	4,817,851
3.00%, 9/01/50	United States	4,372,092	3,986,813
3.00%, 11/01/51	United States	4,824,746	4,359,967
3.00%, 2/01/52	United States	515,562	463,028
3.00%, 2/01/52	United States	1,762,202	1,582,650
3.00%, 3/01/52	United States	4,780,162	4,293,088
3.00%, 3/01/52	United States	691,832	621,337
3.00%, 5/01/52	United States	4,708,685	4,228,824
3.00%, 5/01/52	United States	3,937,740	3,542,127
3.00%, 6/01/52	United States	6,665,316	5,990,087
3.00%, 3/01/53	United States	8,306,059	7,467,614
3.50%, 6/01/49	United States	542,680	512,347
3.50%, 8/01/49	United States	8,655,574	8,200,230
3.50%, 11/01/52	United States	4,404,601	4,103,456
4.00%, 2/01/49	United States	353,388	346,500
4.00%, 1/01/54	United States	3,972,379	3,816,135
4.00%, 4/01/54	United States	4,373,459	4,200,750
4.50%, 7/01/47	United States	4,662,554	4,678,896
4.50%, 5/01/48	United States	2,342,036	2,354,789
4.50%, 12/01/48	United States	3,262,920	3,262,468
4.50%, 2/01/50	United States	1,400,464	1,399,476
4.50%, 11/01/52	United States	6,304,486	6,202,699
5.00%, 10/01/52	United States	3,167,667	3,170,944
5.00%, 1/01/53	United States	5,239,487	5,247,499
5.00%, 5/01/53	United States	3,282,945	3,284,416
5.00%, 8/01/53	United States	4,335,493	4,334,420
5.00%, 2/01/54	United States	4,103,558	4,102,543
5.00%, 10/01/54	United States	19,200,000	19,192,298
5.50%, 5/01/53	United States	8,215,542	8,316,020
5.50%, 10/01/54	United States	7,400,000	7,488,018
6.00%, 8/01/53	United States	13,632,604	13,943,878
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Core Bond ETF (continued)
	Country	Principal Amount*	Value
U.S. Government & Agency Securities (continued)
6.00%, 9/01/54	United States	9,773,593	$ 9,991,311
Government National Mortgage Association,
2.00%, 10/20/50	United States	12,481,773	10,601,329
2.00%, 2/20/52	United States	4,738,044	4,021,329
2.00%, 4/20/52	United States	4,773,103	4,051,487
2.00%, 5/20/52	United States	10,007,423	8,494,455
2.00%, 6/20/52	United States	4,841,996	4,109,975
2.50%, 4/20/52	United States	8,381,600	7,389,335
2.50%, 6/20/52	United States	4,800,496	4,232,185
3.00%, 11/20/51	United States	5,570,020	5,082,118
3.50%, 10/20/47	United States	6,113,705	5,800,258
3.50%, 5/20/52	United States	5,384,088	5,059,510
3.50%, 6/20/52	United States	2,388,556	2,244,562
4.00%, 6/20/52	United States	6,538,934	6,327,452
4.50%, 9/20/53	United States	6,180,029	6,107,331
5.00%, 9/20/53	United States	3,149,695	3,156,705
5.00%, 10/20/53	United States	4,633,289	4,645,490
5.00%, 9/20/54	United States	7,480,000	7,495,480
5.50%, 5/20/53	United States	7,009,157	7,085,948
5.50%, 7/20/54	United States	8,177,185	8,261,236
5.50%, 9/20/54	United States	18,810,000	19,001,421
6.00%, 4/20/54	United States	11,270,854	11,469,667
6.00%, 6/20/54	United States	3,850,732	3,918,657
6.50%, 5/20/54	United States	7,472,270	7,651,740
U.S. Treasury Bonds,
1.125%, 5/15/40	United States	2,780,000	1,837,678
1.125%, 8/15/40	United States	21,200,000	13,895,109
1.25%, 5/15/50	United States	22,465,000	12,027,550
1.375%, 8/15/50	United States	68,475,000	37,741,494
1.875%, 2/15/51	United States	2,100,000	1,316,397
2.00%, 11/15/41	United States	39,050,000	28,726,919
2.00%, 2/15/50	United States	17,200,000	11,212,922
2.00%, 8/15/51	United States	4,900,000	3,157,533
2.25%, 8/15/46	United States	10,314,000	7,387,000
2.25%, 8/15/49	United States	4,930,000	3,417,299
2.25%, 2/15/52	United States	8,835,000	6,026,609
2.75%, 8/15/42	United States	19,789,000	16,312,011
2.75%, 11/15/42	United States	12,800,000	10,500,500
2.75%, 11/15/47	United States	9,420,000	7,337,297
3.00%, 11/15/44	United States	45,795,000	38,224,514
3.00%, 2/15/49	United States	27,743,000	22,468,579
3.625%, 2/15/53	United States	14,600,000	13,279,727
3.625%, 5/15/53	United States	9,950,000	9,057,609
4.125%, 8/15/53	United States	14,000,000	13,945,859
U.S. Treasury Notes,
0.375%, 11/30/25	United States	82,150,000	78,918,553
0.375%, 1/31/26	United States	63,700,000	60,885,754
0.875%, 6/30/26	United States	73,300,000	69,842,588
1.25%, 12/31/26	United States	156,300,000	148,442,261
1.25%, 5/31/28	United States	36,000,000	33,141,797
1.25%, 8/15/31	United States	14,160,000	12,095,184
1.375%, 11/15/31	United States	2,400,000	2,055,750
1.50%, 10/31/24	United States	70,000,000	69,807,137
2.25%, 8/15/27	United States	6,800,000	6,555,891
2.75%, 8/15/32	United States	12,400,000	11,590,125
3.25%, 6/30/27	United States	78,565,000	77,914,384
3.50%, 4/30/28	United States	7,500,000	7,483,154
3.75%, 5/31/30	United States	46,000,000	46,310,859
4.00%, 10/31/29	United States	30,053,000	30,615,320
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Core Bond ETF (continued)
		Country	Principal Amount*	Value
	U.S. Government & Agency Securities (continued)
	4.125%, 7/31/28	United States	12,700,000	$ 12,949,039
	Total U.S. Government & Agency Securities (Cost $1,591,714,586)			1,562,084,995
	Municipal Bonds 0.8%
	California 0.8%
	Golden State Tobacco Securitization Corp., Subordinate Bond, Refunding, Series 2021, 3.85%, 6/01/50	United States	5,340,000	5,009,285
	San Bernardino Community College District,
	Refunding, 2.686%, 8/01/41	United States	6,140,000	4,699,191
	Refunding, 2.856%, 8/01/49	United States	3,575,000	2,506,965
	Whittier City School District, Refunding, 3.306%, 8/01/43	United States	7,500,000	6,194,072
				18,409,513
	Ohio 0.0%†
	Greenville City School District, Refunding, 3.541%, 1/01/51	United States	1,295,000	1,061,124
	Total Municipal Bonds (Cost $23,704,011)			19,470,637
	Foreign Government and Agency Securities 0.7%
	Chile Government International Bonds, 3.500%, 1/25/50	Chile	1,100,000	848,600
	Peru Government International Bonds, 2.783%, 1/23/31	Peru	5,850,000	5,231,361
[a]	African Export-Import Bank, 3.994%, 9/21/29	Supranational	6,100,000	5,677,575
[a]	Banque Ouest Africaine de Developpement, 5.000%, 7/27/27	Supranational	3,800,000	3,723,800
	Total Foreign Government and Agency Securities (Cost $17,342,288)			15,481,336
	Asset-Backed Security 0.3%
[a]	New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/61	United States	6,660,000	6,141,834
	Total Asset-Backed Securities (Cost $6,610,760)			6,141,834
	Commercial Mortgage-Backed Securities 1.8%
	Bank,
	Series 2021-BN33, Class A5, 2.556%, 5/15/64	United States	2,780,000	2,469,822
	[b] Series 2022-BNK40, Class A4, 3.506%, 3/15/64	United States	2,800,000	2,605,150
	Benchmark Mortgage Trust,
	Series 2021-B31, Class A5, 2.669%, 12/15/54	United States	2,780,000	2,460,201
	[b] Series 2022-B32, Class A5, 3.002%, 1/15/55	United States	5,560,000	4,909,213
	[b] Series 2023-V3, Class A3, 6.363%, 7/15/56	United States	540,000	572,941
	BX Commercial Mortgage Trust,
	[a,b] Series 2021-VOLT, Class B, 1 mo. USD Term SOFR + 1.06%, 6.161%, 9/15/36	United States	3,190,000	3,162,385
	[a,b] Series 2022-LP2, Class A, 1 mo. USD Term SOFR + 1.01%, 6.109%, 2/15/39	United States	2,429,554	2,417,593
[a,b]	BX Mortgage Trust, Series 2021-PAC, Class A, 1 mo. USD Term SOFR + 0.80%, 5.901%, 10/15/36	United States	3,090,000	3,063,873
[a,b]	BX Trust, Series 2022-IND, Class A, 1 mo. USD Term SOFR + 1.49%, 6.588%, 4/15/37	United States	3,696,730	3,698,867
	CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.839%, 12/10/54	United States	1,870,000	1,829,814
	Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A2, 2.45%, 7/10/49	United States	1,195,501	1,161,250
	CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.718%, 8/15/48	United States	1,460,000	1,442,654
[a,b]	DBCG Mortgage Trust, Series 2017-BBG, Class A, 8.50%, 6/15/34	United States	7,007,048	7,007,678
	GS Mortgage Securities Trust, Series 2016-GS2, Class A4, 3.05%, 5/10/49	United States	850,000	828,639
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Core Bond ETF (continued)
		Country	Principal Amount*	Value
	Commercial Mortgage-Backed Securities (continued)
	JPMBB Commercial Mortgage Securities Trust,
	Series 2016-C1, Class A5, 3.576%, 3/17/49	United States	2,773,000	$ 2,727,837
	Series 2015-C31, Class A3, 3.801%, 8/15/48	United States	2,169,413	2,140,271
	Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695%, 11/15/48	United States	1,000,000	987,483
	Total Commercial Mortgage-Backed Securities (Cost $44,589,405)			43,485,671
	Total Investments before Short-Term Investments (Cost $2,382,020,077)			2,338,275,118
	Short-Term Investments 2.0%
	Money Market Funds 2.0%
[c,d]	Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	United States	47,058,720	47,058,720
	Total Short-Term Investments (Cost $47,058,720)			47,058,720
	Total Investments (Cost $2,429,078,797) 100.5%			2,385,333,838
	Other Assets, less Liabilities (0.5)%			(12,892,634)
	Net Assets 100.0%			$ 2,372,441,204
*The principal amount is stated in U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2024, the value of was $138,596,678, representing 5.8% of net assets.
[b]Variable rate security. The rate shown represents the yield at period end.
[c]The rate shown is the annualized seven-day effective yield at period end.
[d]See Note 3(d) regarding investments in affiliated management investment companies.
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Franklin Templeton ETF Trust
Franklin U.S. Core Bond ETF (continued)
At September 30, 2024, the Fund had the following futures contracts outstanding. See  Note 1(c).
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest rate contracts
U.S. Treasury 2 Yr. Note	Long	266	$ 55,392,422	12/31/24	$ 113,959
U.S. Treasury 5 Yr. Note	Long	493	54,172,227	12/31/24	72,554
U.S. Treasury Bond Ultra	Long	24	3,194,250	12/19/24	(9,038)
U.S. Treasury Ultra 10 Yr. Note	Short	68	8,044,188	12/19/24	109,341
Total Futures Contracts					$286,816

*As of period end.
See  Note 9 regarding other derivative information.
See Abbreviations on page 171.
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Franklin Templeton ETF Trust
Financial Highlights
Franklin U.S. Treasury Bond ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31,			Period Ended March 31, 2021[a]
		2024	2023	2022
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$20.49	$21.23	$22.67	$23.83	$25.00
Income from investment operations[b]:
Net investment income[c]	0.43	0.73	0.46	0.18	0.11
Net realized and unrealized gains (losses)	0.57	(0.74)	(1.36)	(0.96)	(0.94)
Total from investment operations	1.00	(0.01)	(0.90)	(0.78)	(0.83)
Less distributions from net investment income	(0.42)	(0.73)	(0.54)	(0.38)	(0.34)
Net asset value, end of period	$21.07	$20.49	$21.23	$22.67	$23.83
Total return[d]	4.99%	0.01%	(3.95)%	(3.35)%	(3.36)%
Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.09%	0.09%	0.09%	0.28%	0.50%
Expenses net of waiver and payments by affiliates	0.09%	0.09%	0.08%	0.09%	0.09%
Net investment income	4.18%	3.58%	2.16%	0.77%	0.54%
Supplemental data
Net assets, end of period (000’s)	$886,949	$715,104	$428,756	$403,543	$418,199
Portfolio turnover rate[f]	102.49%[g]	91.86%[g]	148.40%[g]	13.86%[g]	102.09%[g]
[a]For the period June 9, 2020 (commencement of operations) to March 31, 2021.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[e]Ratios are annualized for periods less than one year.
[f]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash ("Cash creations").
[g]Portfolio turnover rate excluding cash creations was as follows:	102.49%	91.86%	148.40%	13.86%	102.09%
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Franklin Templeton ETF Trust
Schedule of Investments, September 30, 2024 (unaudited)
Franklin U.S. Treasury Bond ETF
		Country	Principal Amount*	Value
	U.S. Government & Agency Securities 98.4%
	U.S. Treasury Bonds,
	1.75%, 8/15/41	United States	9,450,000	$ 6,704,147
	3.125%, 5/15/48	United States	143,500,000	119,231,124
	3.875%, 5/15/43	United States	13,400,000	12,905,352
	4.00%, 11/15/52	United States	8,250,000	8,030,215
	4.125%, 8/15/53	United States	15,700,000	15,639,285
	4.375%, 5/15/40	United States	4,750,000	4,966,255
	5.00%, 5/15/37	United States	2,200,000	2,458,758
	U.S. Treasury Notes,
	1.125%, 2/29/28	United States	26,303,000	24,252,188
	1.125%, 2/15/31	United States	51,000,000	43,868,965
	1.25%, 4/30/28	United States	110,000,000	101,462,109
	1.25%, 9/30/28	United States	8,000,000	7,311,719
	1.25%, 8/15/31	United States	8,000,000	6,833,437
	1.375%, 11/15/31	United States	15,630,000	13,388,072
	1.875%, 2/15/32	United States	19,784,000	17,475,609
	2.625%, 2/15/29	United States	30,000,000	28,850,391
	2.875%, 5/15/32	United States	104,700,000	98,998,758
	3.50%, 1/31/30	United States	22,000,000	21,894,297
	3.75%, 12/31/30	United States	14,000,000	14,085,312
	4.00%, 1/31/31	United States	7,500,000	7,649,414
	4.125%, 10/31/27	United States	200,000,000	203,207,032
	4.25%, 6/30/31	United States	9,000,000	9,319,043
	4.375%, 5/15/34	United States	23,600,000	24,722,844
	4.50%, 11/15/25	United States	75,000,000	75,492,187
	4.625%, 6/30/26	United States	4,500,000	4,569,697
	Total U.S. Government & Agency Securities (Cost $849,322,775)			873,316,210
	Total Investments before Short-Term Investments (Cost $849,322,775)			873,316,210
	Short-Term Investments 0.4%
	Money Market Funds 0.4%
	United States 0.4%
[a,b]	Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	United States	3,300,341	3,300,341
	Total Short-Term Investments (Cost $3,300,341)			3,300,341
	Total Investments (Cost $852,623,116) 98.8%			876,616,551
	Other Assets, less Liabilities 1.2%			10,332,314
	Net Assets 100.0%			$ 886,948,865
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]The rate shown is the annualized seven-day effective yield at period end.
[b]See Note 3(d) regarding investments in affiliated management investment companies.
See Abbreviations on page 171.
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Franklin Templeton ETF Trust
Financial Highlights
Franklin Ultra Short Bond ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31,			Period Ended March 31, 2021[a]
		2024	2023	2022
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$24.89	$24.58	$24.55	$24.88	$25.00
Income from investment operations[b]:
Net investment income[c]	0.63	1.23	0.61	0.14	0.10
Net realized and unrealized gains (losses)	0.06	0.30	(0.12)	(0.33)	0.13
Total from investment operations	0.69	1.53	0.49	(0.19)	0.23
Less distributions from:
Net investment income	(0.61)	(1.22)	(0.46)	(0.14)	(0.33)
Net realized gains	—	—	—	—	(0.02)
Total distributions	(0.61)	(1.22)	(0.46)	(0.14)	(0.35)
Net asset value, end of period	$24.97	$24.89	$24.58	$24.55	$24.88
Total return[d]	2.86%	6.41%	2.00%	(0.78)%	0.91%
Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.15%	0.15%	0.15%	1.71%	4.17%
Expenses net of waiver and payments by affiliates	0.07%	0.04%	0.10%	0.15%	0.15%
Net investment income	5.10%	4.99%	2.47%	0.55%	0.58%
Supplemental data
Net assets, end of period (000’s)	$6,243	$3,733	$2,458	$3,682	$2,488
Portfolio turnover rate[f]	74.68%[g]	38.70%[g]	48.71%[g]	24.71%[g]	10.49%[g]
[a]For the period July 14, 2020 (commencement of operations) to March 31, 2021.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[e]Ratios are annualized for periods less than one year.
[f]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash ("Cash creations").
[g]Portfolio turnover rate excluding cash creations was as follows:	74.68%	38.70%	48.71%	24.17%	10.49%
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Franklin Templeton ETF Trust
Schedule of Investments, September 30, 2024 (unaudited)
Franklin Ultra Short Bond ETF
		Country	Principal Amount*	Value
	Corporate Bonds & Notes 67.0%
	Aerospace & Defense 1.6%
	Northrop Grumman Corp., 2.93%, 1/15/25	United States	100,000	$ 99,387
	Apparel 1.6%
	Tapestry, Inc., 7.05%, 11/27/25	United States	100,000	102,018
	Auto Manufacturers 1.6%
[a]	Hyundai Capital America, 5.80%, 6/26/25	United States	100,000	100,748
	Banks 16.8%
	Bank of New York Mellon Corp., 1.60%, 4/24/25	United States	100,000	98,305
[b]	Canadian Imperial Bank of Commerce, 1 day USD SOFR Index + 0.93%, 5.854%, 9/11/27	Canada	100,000	100,290
	Citigroup, Inc., 3.30%, 4/27/25	United States	100,000	99,173
[b]	Goldman Sachs Group, Inc., 3 mo. USD Term SOFR + 1.43%, 6.55%, 5/15/26	United States	200,000	201,155
	Morgan Stanley, 4.00%, 7/23/25	United States	100,000	99,701
	Toronto-Dominion Bank, 5.55% to 11/29/24, FRN thereafter, 8/29/25	Canada	250,000	250,133
	Wells Fargo & Co., 3.00%, 2/19/25	United States	100,000	99,282
	Westpac Banking Corp., 5.35%, 10/18/24	Australia	100,000	100,009
				1,048,048
	Biotechnology 0.8%
	Illumina, Inc., 4.65%, 9/09/26	United States	50,000	50,341
	Electric 4.0%
[b]	Pacific Gas & Electric Co., 1 day USD SOFR Index + 0.95%, 5.908%, 9/04/25	United States	250,000	250,112
	Financial Services 11.2%
	American Express Co., 3.95%, 8/01/25	United States	100,000	99,598
	Capital One Financial Corp., 4.20%, 10/29/25	United States	200,000	198,647
[b]	Charles Schwab Corp., 1 day USD SOFR Index + 0.52%, 5.614%, 5/13/26	United States	100,000	100,043
	Jefferies Financial Group, Inc., 5.15%, 9/15/25	United States	300,000	300,442
				698,730
	Food 1.6%
	Kroger Co., 4.70%, 8/15/26	United States	100,000	100,698
	Health Care Providers & Services 3.2%
	Cigna Group, 3.25%, 4/15/25	United States	100,000	99,231
	Elevance Health, Inc., 2.375%, 1/15/25	United States	100,000	99,240
				198,471
	Healthcare-Products 3.1%
	Boston Scientific Corp., 1.90%, 6/01/25	United States	100,000	98,178
	Stryker Corp., 1.15%, 6/15/25	United States	100,000	97,655
				195,833
	Insurance 4.7%
[a]	Equitable Financial Life Global Funding, 1.40%, 7/07/25	United States	100,000	97,535
	Marsh & McLennan Cos., Inc., 3.50%, 3/10/25	United States	100,000	99,563
[a,b]	Pacific Life Global Funding II, 1 day USD SOFR Index + 0.80%, 5.669%, 3/30/25	United States	100,000	100,235
				297,333
	Internet 1.6%
[a]	Netflix, Inc., 3.625%, 6/15/25	United States	100,000	99,229
	IT Services 1.6%
	Dell International LLC/EMC Corp., 5.85%, 7/15/25	United States	100,000	100,785
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin Ultra Short Bond ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Media 1.6%
	Fox Corp., 3.05%, 4/07/25	United States	100,000	$ 99,041
	Pharmaceuticals 1.6%
	CVS Health Corp., 4.10%, 3/25/25	United States	100,000	99,695
	Pipelines 1.6%
	Energy Transfer LP, 2.90%, 5/15/25	United States	100,000	98,782
	Real Estate Investment Trusts (REITs) 3.2%
	Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25	United States	100,000	99,232
	Boston Properties LP, 3.20%, 1/15/25	United States	100,000	99,358
				198,590
	Software 1.6%
	Fiserv, Inc., 3.85%, 6/01/25	United States	100,000	99,318
	Telecommunications 2.4%
[b]	Verizon Communications, Inc., 3 mo. USD Term SOFR + 1.36%, 6.48%, 5/15/25	United States	150,000	150,739
	Trucking & Leasing 1.6%
[a]	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.00%, 7/15/25	United States	100,000	99,412
	Total Corporate Bonds & Notes (Cost $4,170,109)			4,187,310
	Total Investments before Short-Term Investments (Cost $4,170,109)			4,187,310
	Short-Term Investments 32.4%
	Money Market Funds 32.4%
	United States 32.4%
[c,d]	Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	United States	2,021,189	2,021,189
	Total Short-Term Investments (Cost $2,021,189)			2,021,189
	Total Investments (Cost $6,191,298) 99.4%			6,208,499
	Other Assets, less Liabilities 0.6%			34,451
	Net Assets 100.0%			$ 6,242,950
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2024, the value of was $497,159, representing 8.0% of net assets.
[b]Variable rate security. The rate shown represents the yield at period end.
[c]The rate shown is the annualized seven-day effective yield at period end.
[d]See Note 3(d) regarding investments in affiliated management investment companies.
See Abbreviations on page 171.
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FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Assets and Liabilities
 September 30, 2024  (unaudited)
	Franklin Disruptive Commerce ETF	Franklin Dynamic Municipal Bond ETF	Franklin Exponential Data ETF	Franklin Focused Growth ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$ 8,243,174	$ 312,580,491	$ 4,723,785	$ 84,706,857
Cost – Non-controlled affiliates (Note 3d)	—	—	119,199	2,158,906
Value – Unaffiliated issuers	$ 10,194,014	$ 321,512,753	$ 5,811,235	$ 122,749,884
Value – Non-controlled affiliates (Note 3d)	—	—	119,199	2,158,906
Cash	118,540	3,765,211	—	—
Foreign currency, at value (cost $5 and $7,153, respectively)	5	—	7,459	—
Receivables:
Dividends and interest	1,251	3,816,512	601	23,929
Total assets	10,313,810	329,094,476	5,938,494	124,932,719
Liabilities:
Payables:
Investment securities purchased	—	6,000,726	450	9,012
Management fees	4,082	73,474	2,344	54,155
Total liabilities	4,082	6,074,200	2,794	63,167
Net assets, at value	$ 10,309,728	$ 323,020,276	$ 5,935,700	$ 124,869,552
Net assets consist of:
Paid-in capital	$ 19,013,642	$ 318,673,010	$ 5,733,896	$ 98,197,501
Total distributable earnings (loss)	(8,703,914)	4,347,266	201,804	26,672,051
Net assets, at value	$ 10,309,728	$ 323,020,276	$ 5,935,700	$ 124,869,552
Shares outstanding	300,000	12,950,000	250,000	3,348,449
Net asset value per share	$34.37	$24.94	$23.74	$37.29
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FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Assets and Liabilities (continued)
 September 30, 2024  (unaudited)
	Franklin Genomic Advancements ETF	Franklin High Yield Corporate ETF	Franklin Income Equity Focus ETF	Franklin Income Focus ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$ 10,097,340	$ 564,609,442	$ 89,148,199	$ 302,196,095
Value – Unaffiliated issuers	$ 9,660,358	$ 570,395,279	$ 95,962,149	$ 321,131,248
Cash	61,615	836,174	42,589	10,153,628
Foreign currency, at value (cost $7)	7	—	—	—
Receivables:
Capital shares sold	—	—	—	2,713,740
Dividends and interest	2,429	9,220,951	460,692	2,832,530
Investment securities sold	—	15,728	—	—
Total assets	9,724,409	580,468,132	96,465,430	336,831,146
Liabilities:
Payables:
Investment securities purchased	—	6,400,432	—	4,317,622
Management fees	4,021	166,225	23,104	97,420
Distributions to shareholders	—	—	325,314	1,326,450
Total liabilities	4,021	6,566,657	348,418	5,741,492
Net assets, at value	$ 9,720,388	$ 573,901,475	$ 96,117,012	$ 331,089,654
Net assets consist of:
Paid-in capital	$ 20,151,706	$ 575,002,679	$ 74,872,886	$ 312,466,252
Total distributable earnings (loss)	(10,431,318)	(1,101,204)	21,244,126	18,623,402
Net assets, at value	$ 9,720,388	$ 573,901,475	$ 96,117,012	$ 331,089,654
Shares outstanding	300,000	23,500,000	1,650,000	12,200,000
Net asset value per share	$32.40	$24.42	$58.25	$27.14
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FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Assets and Liabilities (continued)
 September 30, 2024  (unaudited)
	Franklin Intelligent Machines ETF	Franklin International Aggregate Bond ETF	Franklin Investment Grade Corporate ETF	Franklin Municipal Green Bond ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$ 18,886,544	$ 565,124,955	$ 597,334,376	$ 105,530,747
Value – Unaffiliated issuers	$ 25,107,017	$ 575,790,610	$ 581,106,159	$ 107,382,504
Cash	203,516	1,500,425	527,741	63,892
Collateral for forwards	—	13,919,406	—	—
Foreign currency, at value (cost $2 and $1,381,128, respectively)	2	1,024,173	—	—
Receivables:
Dividends and interest	9,299	3,912,104	6,269,427	1,356,015
Investment securities sold	—	—	730,157	—
Unrealized appreciation on OTC forward exchange contracts	—	199,595	—	—
Total assets	25,319,834	596,346,313	588,633,484	108,802,411
Liabilities:
Due to Custodian	—	—	30	—
Payables:
Investment securities purchased	—	—	8,565,090	—
Capital shares redeemed	—	—	—	1,222,194
Management fees	9,985	119,059	148,715	27,070
Unrealized depreciation on OTC forward exchange contracts	—	12,667,428	—	—
Total liabilities	9,985	12,786,487	8,713,835	1,249,264
Net assets, at value	$ 25,309,849	$ 583,559,826	$ 579,919,649	$ 107,553,147
Net assets consist of:
Paid-in capital	$ 21,004,068	$ 603,003,448	$ 655,080,602	$ 117,396,745
Total distributable earnings (loss)	4,305,781	(19,443,622)	(75,160,953)	(9,843,598)
Net assets, at value	$ 25,309,849	$ 583,559,826	$ 579,919,649	$ 107,553,147
Shares outstanding	400,000	28,150,000	26,250,000	4,400,000
Net asset value per share	$63.27	$20.73	$22.09	$24.44
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FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Assets and Liabilities (continued)
 September 30, 2024  (unaudited)
	Franklin Senior Loan ETF	Franklin Systematic Style Premia ETF*	Franklin U.S. Core Bond ETF	Franklin U.S. Treasury Bond ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$ 599,787,194	$ 170,643,049	$ 2,382,020,077	$ 849,322,775
Cost – Non-controlled affiliates (Note 3d)	—	—	47,058,720	3,300,341
Value – Unaffiliated issuers	$ 596,428,713	$ 190,398,737	$ 2,338,275,118	$ 873,316,210
Value – Non-controlled affiliates (Note 3d)	—	—	47,058,720	3,300,341
Cash	6,845,405	5,543,697	—	86
Foreign currency, at value (cost $268,892)	—	267,962	—	—
Receivables:
Capital shares sold	—	—	5,499,386	14,747,468
Dividends and interest	5,145,892	486,193	14,776,012	9,903,299
Investment securities sold	4,996,213	—	—	—
Deposits with brokers for:
Futures contracts	—	7,995,265	963,880	—
Swap contracts	—	3,726,985	—	—
Unrealized appreciation on OTC forward exchange contracts	—	1,576,065	—	—
Unrealized appreciation on unfunded commitments (Note 12)	836	—	—	—
Total assets	613,417,059	209,994,904	2,406,573,116	901,267,404
Liabilities:
Payables:
Investment securities purchased	26,684,775	—	33,447,017	14,255,161
Management fees	215,564	101,532	272,186	63,378
Transfer agent fees	—	2,511	—	—
Custodian fees	—	402	—	—
Variation margin on futures contracts	—	368,534	386,792	—
Funds advanced by custodian	—	—	25,917	—
Unrealized depreciation on OTC forward exchange contracts	—	698,551	—	—
Unrealized depreciation on OTC swap contracts	—	3,053,159	—	—
Accrued expenses and other liabilities	—	5	—	—
Total liabilities	26,900,339	4,224,694	34,131,912	14,318,539
Net assets, at value	$ 586,516,720	$ 205,770,210	$ 2,372,441,204	$ 886,948,865
Net assets consist of:
Paid-in capital	$ 597,349,325	$ 195,360,476	$ 2,569,039,862	$ 945,651,183
Total distributable earnings (loss)	(10,832,605)	10,409,734	(196,598,658)	(58,702,318)
Net assets, at value	$ 586,516,720	$ 205,770,210	$ 2,372,441,204	$ 886,948,865
Shares outstanding	24,150,000	8,550,000	107,850,000	42,100,000
Net asset value per share	$24.29	$24.07	$22.00	$21.07

[a]Consolidated financial statements. Note 11.
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FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Assets and Liabilities (continued)
 September 30, 2024  (unaudited)
Franklin Ultra Short Bond ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$ 4,170,109
Cost – Non-controlled affiliates (Note 3d)	2,021,189
Value – Unaffiliated issuers	$ 4,187,310
Value – Non-controlled affiliates (Note 3d)	2,021,189
Receivables:
Dividends and interest	45,692
Total assets	6,254,191
Liabilities:
Payables:
Investment securities purchased	10,717
Management fees	524
Total liabilities	11,241
Net assets, at value	$ 6,242,950
Net assets consist of:
Paid-in capital	$ 6,236,026
Total distributable earnings (loss)	6,924
Net assets, at value	$ 6,242,950
Shares outstanding	250,000
Net asset value per share	$24.97
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FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Operations

	Franklin Disruptive Commerce ETF	Franklin Dynamic Municipal Bond ETF	Franklin Exponential Data ETF	Franklin Focused Growth ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$ 23,110	$ —	$ 13,142	$ 157,674
Non-Controlled affiliates (Note 3d)	—	—	2,419	31,695
Interest:
Unaffiliated issuers	—	5,540,019	—	819
Total investment income	23,110	5,540,019	15,561	190,188
Expenses:
Management fees (Note 3a)	25,403	363,824	15,367	251,248
Total expenses	25,403	363,824	15,367	251,248
Expenses waived/paid by affiliates (Note 3d)	—	—	(176)	(2,217)
Net expenses	25,403	363,824	15,191	249,031
Net investment income	(2,293)	5,176,195	370	(58,843)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(130,944)	14,695	(193,402)	(104,517)
In-kind redemptions	383,832	—	446,368	1,206,965
Foreign currency transactions	(7)	—	—	(499)
Net realized gain (loss)	252,881	14,695	252,966	1,101,949
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	316,658	5,709,678	8,362	8,453,032
Translation of other assets and liabilities denominated in foreign currencies	9	—	402	—
Net change in unrealized appreciation (depreciation)	316,667	5,709,678	8,764	8,453,032
Net realized and unrealized gain (loss)	569,548	5,724,373	261,730	9,554,981
Net increase (decrease) in net assets resulting from operations	$567,255	$10,900,568	$262,100	$9,496,138

[a]Foreign taxes withheld on dividends	$100	$—	$—	$4,403
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FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Operations (continued)

	Franklin Genomic Advancements ETF	Franklin High Yield Corporate ETF	Franklin Income Equity Focus ETF	Franklin Income Focus ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$ 10,874	$ —	$ 1,251,775	$ 1,393,619
Interest:
Unaffiliated issuers	731	11,564,407	466,871	5,715,742
Total investment income	11,605	11,564,407	1,718,646	7,109,361
Expenses:
Management fees (Note 3a)	24,085	665,333	157,143	482,652
Total expenses	24,085	665,333	157,143	482,652
Net investment income	(12,480)	10,899,074	1,561,503	6,626,709
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(535,829)	638,568	(1,910,211)	(173,996)
In-kind redemptions	—	70,593	20,637,013	—
Written options	—	—	—	79,125
Foreign currency transactions	(21)	—	(90)	—
Net realized gain (loss)	(535,850)	709,161	18,726,712	(94,871)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	443,129	10,148,884	(12,387,969)	13,933,286
Translation of other assets and liabilities denominated in foreign currencies	57	—	125	—
Written options	—	—	—	54,922
Net change in unrealized appreciation (depreciation)	443,186	10,148,884	(12,387,844)	13,988,208
Net realized and unrealized gain (loss)	(92,664)	10,858,045	6,338,868	13,893,337
Net increase (decrease) in net assets resulting from operations	$(105,144)	$21,757,119	$7,900,371	$20,520,046

[a]Foreign taxes withheld on dividends	$314	$—	$6,912	$19,758
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FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Operations (continued)

	Franklin Intelligent Machines ETF	Franklin International Aggregate Bond ETF	Franklin Investment Grade Corporate ETF	Franklin Municipal Green Bond ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$ 44,735	$ —	$ —	$ —
Interest: (net of foreign taxes)[b]
Unaffiliated issuers	2,342	7,018,798	9,004,040	2,110,296
Total investment income	47,077	7,018,798	9,004,040	2,110,296
Expenses:
Management fees (Note 3a)	57,841	678,960	705,979	163,358
Total expenses	57,841	678,960	705,979	163,358
Net investment income	(10,764)	6,339,838	8,298,061	1,946,938
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(189,853)	(269,048)	(6,051,043)	(19,429)
In-kind redemptions	—	—	15,365	—
Foreign currency transactions	(479)	1,847,745	—	—
Forward exchange contracts	—	3,127,689	—	—
Net realized gain (loss)	(190,332)	4,706,386	(6,035,678)	(19,429)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	2,090,278	24,878,744	20,209,020	1,908,904
Translation of other assets and liabilities denominated in foreign currencies	37	(1,712,619)	—	—
Forward exchange contracts	—	(19,047,276)	—	—
Net change in unrealized appreciation (depreciation)	2,090,315	4,118,849	20,209,020	1,908,904
Net realized and unrealized gain (loss)	1,899,983	8,825,235	14,173,342	1,889,475
Net increase (decrease) in net assets resulting from operations	$1,889,219	$15,165,073	$22,471,403	$3,836,413

[a]Foreign taxes withheld on dividends	$3,742	$—	$—	$—
[b]Foreign taxes withheld on interest	$—	$32	$—	$—
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FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Operations (continued)

	Franklin Senior Loan ETF	Franklin Systematic Style Premia ETF*	Franklin U.S. Core Bond ETF	Franklin U.S. Treasury Bond ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$ —	$ 1,188,587	$ —	$ —
Non-Controlled affiliates (Note 3d)	—	—	1,129,914	187,503
Interest:
Unaffiliated issuers	21,158,685	1,686,565	38,943,489	16,524,774
Total investment income	21,158,685	2,875,152	40,073,403	16,712,277
Expenses:
Management fees (Note 3a)	1,087,497	641,484	1,456,304	352,065
Transfer agent fees	—	3,761	—	—
Custodian fees	—	602	—	—
Other	—	2,789	—	—
Total expenses	1,087,497	648,636	1,456,304	352,065
Expenses waived/paid by affiliates (Note 3c)	—	(51,275)	—	—
Expenses waived/paid by affiliates (Note 3d)	—	—	(41,700)	(4,798)
Net expenses	1,087,497	597,361	1,414,604	347,267
Net investment income	20,071,188	2,277,791	38,658,799	16,365,010
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(2,459,852)	3,328,398	(2,001,099)	(10,612,145)
Foreign currency transactions	—	7,850	—	—
Forward exchange contracts	—	(648,952)	—	—
Futures contracts	—	1,951,820	1,877,911	—
Net realized gain (loss)	(2,459,852)	4,639,116	(123,188)	(10,612,145)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(1,631,403)	(1,052,549)	64,635,419	33,586,130
Translation of other assets and liabilities denominated in foreign currencies	—	(6,967)	—	—
Futures contracts	—	(2,317,535)	270,709	—
Swap contracts	—	(3,053,159)	—	—
Forward exchange contracts	—	1,049,731	—	—
Unfunded loan commitments (Note 12)	836	—	—	—
Net change in unrealized appreciation (depreciation)	(1,630,567)	(5,380,479)	64,906,128	33,586,130
Net realized and unrealized gain (loss)	(4,090,419)	(741,363)	64,782,940	22,973,985
Net increase (decrease) in net assets resulting from operations	$15,980,769	$1,536,428	$103,441,739	$39,338,995

[a]Foreign taxes withheld on dividends	$—	$62,863	$—	$—
*Consolidated financial statements. Note 11.
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FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Operations (continued)

Franklin Ultra Short Bond ETF
Investment income:
Dividends:
Non-Controlled affiliates (Note 3d)	$ 62,276
Interest:
Unaffiliated issuers	84,238
Total investment income	146,514
Expenses:
Management fees (Note 3a)	4,247
Total expenses	4,247
Expenses waived/paid by affiliates (Note 3d)	(2,151)
Net expenses	2,096
Net investment income	144,418
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	6,493
Net realized gain (loss)	6,493
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	10,386
Net change in unrealized appreciation (depreciation)	10,386
Net realized and unrealized gain (loss)	16,879
Net increase (decrease) in net assets resulting from operations	$161,297
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FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	Franklin Disruptive Commerce ETF		Franklin Dynamic Municipal Bond ETF
	Six Months Ended September 30, 2024	Year Ended March 31, 2024	Six Months Ended September 30, 2024	Year Ended March 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$ (2,293)	$ 12,140	$ 5,176,195	$ 5,463,076
Net realized gain (loss)	252,881	118,326	14,695	(1,964,769)
Net change in unrealized appreciation (depreciation)	316,667	3,060,150	5,709,678	6,568,758
Net increase (decrease) in net assets resulting from operations	567,255	3,190,616	10,900,568	10,067,065
Distributions to shareholders (Note 1i)	—	—	(4,831,283)	(5,140,431)
Capital share transactions: (Note 2)	(1,559,264)	(1,507,954)	120,357,792	90,169,325
Net increase (decrease) in net assets	(992,009)	1,682,662	126,427,077	95,095,959
Net assets:
Beginning of period	11,301,737	9,619,075	196,593,199	101,497,240
End of period	$ 10,309,728	$ 11,301,737	$ 323,020,276	$ 196,593,199

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FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Changes in Net Assets (continued)

	Franklin Exponential Data ETF		Franklin Focused Growth ETF*
	Six Months Ended September 30, 2024	Year Ended March 31, 2024	Six Months Ended September 30, 2024	Period Ended March 31, 2024†	Year Ended September 30, 2023
Increase (decrease) in net assets:
Operations:
Net investment income	$ 370	$ 6,906	$ (58,843)	$ 43,467	$ (360,978)
Net realized gain (loss)	252,966	(228,085)	1,101,949	4,659,721	(3,216,781)
Net change in unrealized appreciation (depreciation)	8,764	1,365,010	8,453,032	13,410,764	24,153,683
Net increase (decrease) in net assets resulting from operations	262,100	1,143,831	9,496,138	18,113,952	20,575,924
Distributions to shareholders (Note 1i)	—	—	—	—	—
Capital share transactions: (Note 2)	(1,140,435)	2,298,068	47,587,948	(27,824,046)	(10,349,084)
Class A	—	—	—	(58,772,685)	(11,501,059)
Class C	—	—	—	(5,148,740)	(25,915)
Class R	—	—	—	(1,122,328)	130,411
Class R6	—	—	—	—	(70,140)
Capital Transaction	—	—	—	37,219,707	1,117,619
Total capital share transactions	—	—	—	(27,824,046)	(10,349,084)
Net increase (decrease) in net assets	(878,335)	3,441,899	57,084,086	(9,710,094)	10,226,840
Net assets:
Beginning of period	6,814,035	3,372,136	67,785,466	77,495,560	67,268,720
End of period	$ 5,935,700	$ 6,814,035	$ 124,869,552	$ 67,785,466	$ 77,495,560

*Effective after the market close on November 3, 2023, the Fund’s predecessor mutual fund, Franklin Focused Growth Fund, reorganized into this Fund (the “Reorganization”). See Note 1 in the Notes to Financial Statements for additional information about the Reorganization.
†For the period October 1, 2023 through March 31, 2024.
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FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Changes in Net Assets (continued)

	Franklin Genomic Advancements ETF		Franklin High Yield Corporate ETF
	Six Months Ended September 30, 2024	Year Ended March 31, 2024	Six Months Ended September 30, 2024	Year Ended March 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$ (12,480)	$ (15,107)	$ 10,899,074	$ 14,585,453
Net realized gain (loss)	(535,850)	(817,580)	709,161	(3,689,325)
Net change in unrealized appreciation (depreciation)	443,186	1,875,028	10,148,884	15,577,700
Net increase (decrease) in net assets resulting from operations	(105,144)	1,042,341	21,757,119	26,473,828
Distributions to shareholders (Note 1i)	—	—	(9,839,805)	(15,176,528)
Capital share transactions: (Note 2)	—	(1,858,283)	292,787,714	49,731,783
Net increase (decrease) in net assets	(105,144)	(815,942)	304,705,028	61,029,083
Net assets:
Beginning of period	9,825,532	10,641,474	269,196,447	208,167,364
End of period	$ 9,720,388	$ 9,825,532	$ 573,901,475	$ 269,196,447

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FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Changes in Net Assets (continued)

	Franklin Income Equity Focus ETF		Franklin Income Focus ETF
	Six Months Ended September 30, 2024	Year Ended March 31, 2024	Six Months Ended September 30, 2024	Period Ended March 31, 2024a
Increase (decrease) in net assets:
Operations:
Net investment income	$ 1,561,503	$ 2,525,593	$ 6,626,709	$ 5,237,551
Net realized gain (loss)	18,726,712	15,754,657	(94,871)	(294,699)
Net change in unrealized appreciation (depreciation)	(12,387,844)	4,383,562	13,988,208	4,946,945
Net increase (decrease) in net assets resulting from operations	7,900,371	22,663,812	20,520,046	9,889,797
Distributions to shareholders (Note 1i)	(1,719,950)	(2,439,590)	(7,249,483)	(4,536,958)
Capital share transactions: (Note 2)	(30,277,606)	(55,622,694)	140,785,665	171,680,587
Net increase (decrease) in net assets	(24,097,185)	(35,398,472)	154,056,228	177,033,426
Net assets:
Beginning of period	120,214,197	155,612,669	177,033,426	—
End of period	$ 96,117,012	$ 120,214,197	$ 331,089,654	$ 177,033,426

[a]For the period June 06, 2023 (commencement of operations) to March 31, 2024.
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FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Changes in Net Assets (continued)

	Franklin Intelligent Machines ETF		Franklin International Aggregate Bond ETF
	Six Months Ended September 30, 2024	Year Ended March 31, 2024	Six Months Ended September 30, 2024	Year Ended March 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$ (10,764)	$ (12,644)	$ 6,339,838	$ 8,746,290
Net realized gain (loss)	(190,332)	1,641,253	4,706,386	(5,814,737)
Net change in unrealized appreciation (depreciation)	2,090,315	2,843,213	4,118,849	15,395,007
Net increase (decrease) in net assets resulting from operations	1,889,219	4,471,822	15,165,073	18,326,560
Distributions to shareholders (Note 1i)	—	—	—	(4,135,239)
Capital share transactions: (Note 2)	3,001,971	7,114,639	78,927,227	199,112,461
Net increase (decrease) in net assets	4,891,190	11,586,461	94,092,300	213,303,782
Net assets:
Beginning of period	20,418,659	8,832,198	489,467,526	276,163,744
End of period	$ 25,309,849	$ 20,418,659	$ 583,559,826	$ 489,467,526
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FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Changes in Net Assets (continued)

	Franklin Investment Grade Corporate ETF		Franklin Municipal Green Bond ETF
	Six Months Ended September 30, 2024	Year Ended March 31, 2024	Six Months Ended September 30, 2024	Year Ended March 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$ 8,298,061	$ 23,323,744	$ 1,946,938	$ 3,798,043
Net realized gain (loss)	(6,035,678)	(37,195,708)	(19,429)	(2,366,367)
Net change in unrealized appreciation (depreciation)	20,209,020	35,330,966	1,908,904	3,191,280
Net increase (decrease) in net assets resulting from operations	22,471,403	21,459,002	3,836,413	4,622,956
Distributions to shareholders (Note 1i)	(8,239,598)	(26,347,663)	(2,054,861)	(4,038,600)
Capital share transactions: (Note 2)	201,535,812	(275,321,896)	(7,182,850)	21,159
Net increase (decrease) in net assets	215,767,617	(280,210,557)	(5,401,298)	605,515
Net assets:
Beginning of period	364,152,032	644,362,589	112,954,445	112,348,930
End of period	$ 579,919,649	$ 364,152,032	$ 107,553,147	$ 112,954,445
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FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Changes in Net Assets (continued)

	Franklin Senior Loan ETF		Franklin Systematic Style Premia ETF
	Six Months Ended September 30, 2024	Year Ended March 31, 2024	Six Months Ended September 30, 2024	Year Ended March 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$ 20,071,188	$ 22,291,245	$ 2,277,791	$ 2,606,425
Net realized gain (loss)	(2,459,852)	(1,059,035)	4,639,116	(1,527,885)
Net change in unrealized appreciation (depreciation)	(1,630,567)	6,585,296	(5,380,479)	14,906,975
Net increase (decrease) in net assets resulting from operations	15,980,769	27,817,506	1,536,428	15,985,515
Distributions to shareholders (Note 1i)	(18,504,922)	(21,412,594)	—	(1,644,064)
Capital share transactions: (Note 2)	260,553,433	115,962,257	20,079,883	78,666,508
Net increase (decrease) in net assets	258,029,280	122,367,169	21,616,311	93,007,959
Net assets:
Beginning of period	328,487,440	206,120,271	184,153,899	91,145,940
End of period	$ 586,516,720	$ 328,487,440	$ 205,770,210	$ 184,153,899
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FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Changes in Net Assets (continued)

	Franklin U.S. Core Bond ETF		Franklin U.S. Treasury Bond ETF
	Six Months Ended September 30, 2024	Year Ended March 31, 2024	Six Months Ended September 30, 2024	Year Ended March 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$ 38,658,799	$ 58,979,850	$ 16,365,010	$ 17,426,625
Net realized gain (loss)	(123,188)	(36,889,503)	(10,612,145)	(14,020,045)
Net change in unrealized appreciation (depreciation)	64,906,128	17,144,232	33,586,130	(3,205,180)
Net increase (decrease) in net assets resulting from operations	103,441,739	39,234,579	39,338,995	201,400
Distributions to shareholders (Note 1i)	(40,193,681)	(58,908,890)	(15,903,957)	(16,803,834)
Capital share transactions: (Note 2)	532,581,612	284,594,988	148,409,345	302,950,961
Net increase (decrease) in net assets	595,829,670	264,920,677	171,844,383	286,348,527
Net assets:
Beginning of period	1,776,611,534	1,511,690,857	715,104,482	428,755,955
End of period	$ 2,372,441,204	$ 1,776,611,534	$ 886,948,865	$ 715,104,482
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FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Changes in Net Assets (continued)

	Franklin Ultra Short Bond ETF
	Six Months Ended September 30, 2024	Year Ended March 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$ 144,418	$ 130,917
Net realized gain (loss)	6,493	1,043
Net change in unrealized appreciation (depreciation)	10,386	30,253
Net increase (decrease) in net assets resulting from operations	161,297	162,213
Distributions to shareholders (Note 1i)	(131,073)	(126,651)
Capital share transactions: (Note 2)	2,479,962	1,239,556
Net increase (decrease) in net assets	2,510,186	1,275,118
Net assets:
Beginning of period	3,732,764	2,457,646
End of period	$ 6,242,950	$ 3,732,764
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FRANKLIN TEMPLETON ETF TRUST
Notes to Financial Statements (unaudited)
1.  Organization and Significant Accounting Policies
Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company consisting of forty-nine separate funds, seventeen of which are included in this report (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946, Financial Services - Investment Companies ("ASC 946"), and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The Funds are exchange traded funds (ETF) and are actively managed, thus they are not designed to track an index.
Effective May 31, 2024, Franklin U.S. Low Volatility ETF was renamed to Franklin Income Equity Focus ETF
Effective June 6, 2023, the Trust began offering shares of Franklin Income Focus ETF. Each of the Funds are an exchange traded funds (ETF) and are actively managed, thus they are not designed to track an index.
The Franklin Focused Growth ETF adopted the performance of the Franklin Focused Growth Fund (the "predecessor mutual fund") as the result of a reorganization of the predecessor mutual fund into the fund (the "Reorganization") that was effective after the market close on November 3, 2023. Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ended on or prior to November 3, 2023 are those of the predecessor mutual fund. The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Advisor Class Shares.
Prior to the Franklin Focused Growth ETF’s listing on November 6, 2023, the NAV performance of the Advisor Class Shares of the predecessor mutual fund is used as a proxy for the Fund’s market price returns. Had the predecessor mutual fund have been structured as an ETF, its performance may have differed.
State Street Bank and Trust Company, serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement with the Trust. American Stock Transfer & Trust Company, LLC serves as stock transfer agent for the Acquiring Fund listed above. Prior to the Reorganizations, The JPM was the Custodian and Franklin Templeton Investor Services, LLC was the Transfer Agent for the Target Fund.
The following summarizes the Funds’ significant accounting policies.
a.  Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC).
The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market

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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
1.  Organization and Significant Accounting Policies (continued)
a.  Financial Instrument Valuation (continued)

activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, As per standards minutes, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
b.  Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.
The Funds does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.
Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
1.  Organization and Significant Accounting Policies (continued)
b.  Foreign Currency Translation (continued)

losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.
c.  Derivative Financial Instruments
Certain or all  Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination.
Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are   pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Statements of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Statements of Operations.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
1.  Organization and Significant Accounting Policies (continued)
c.  Derivative Financial Instruments (continued)

pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Funds bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.
Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The forward contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency  contract, the Funds recognize a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
Certain or all Funds entered into OTC total return swap contracts primarily to manage and/or gain exposure to equity price risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.
Certain or all Funds purchased or wrote option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
See  Note 9 regarding other derivative information.
d.  Securities Purchased on a When-Issued and
 Delayed Delivery Basis
Certain or all Funds purchase securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date.
e.  Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate (SOFR) or the London Interbank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally readily marketable, but may be subject to certain restrictions on resale.
f.  Equity-Linked Securities
Certain or all Funds invest in equity-linked securities. Equity-linked securities are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income received from equity-linked

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
1.  Organization and Significant Accounting Policies (continued)
f.  Equity-Linked Securities (continued)

securities is recorded as realized gains in the Statements of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity-linked securities and the appreciation potential may be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Funds.
g.  Index-Linked Notes
Certain or all Funds invest in index-linked notes. Index-linked notes are senior, unsecured, subordinated debt securities issued by a financial institution, and the value is based on the price movements of the underlying index. Index-linked notes are designed to provide investors access to the returns of various market benchmarks and intended to replicate the economic effects that would apply had the Fund directly purchased the underlying referenced asset or basket of assets. The risks of investing in index-linked notes include unfavourable price movements in the underlying index and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with index-linked notes and the appreciation potential may be limited. Index-linked notes may be more volatile and less liquid than other investments held by the Funds.
h.  Income and Deferred Taxes
It is the Funds’ policy to qualify as a regulated investment company under the Internal Revenue Code. The Funds intend to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, Funds records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2024, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Funds invest.
i.  Security Transactions, Investment Income, Expenses and Distributions
Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income  (including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Certain or all Funds may receive other income from investments in senior secured corporate loans or unfunded commitments, including amendment fees, consent fees or commitment fees. These fees are recorded as income when received by the Funds. Dividend income and capital gain distributions are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income in the Statements  of Operations.
Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
1.  Organization and Significant Accounting Policies (continued)
i.  Security Transactions, Investment Income, Expenses and Distributions (continued)

Funds to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Fund or by the investment manager, as applicable, according to the terms of the unified management fee agreement.
j.  Insurance
The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
k.  Accounting Estimates
The preparation of financial statement in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
l.  Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2.  Shares of Beneficial Interest
Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specific number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).
Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.
In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
2.  Shares of Beneficial Interest (continued)
At September 30, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:
	Franklin Disruptive Commerce ETF
	Six Months Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	—	$ —	100,000	$ 2,850,864
Shares redeemed	(50,000)	(1,559,264)	(150,000)	(4,358,818)
Net increase (decrease)	(50,000)	$ (1,559,264)	(50,000)	$ (1,507,954)

	Franklin Dynamic Municipal Bond ETF
	Six Months Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	5,100,000	$ 125,227,789	3,900,000	$ 92,567,064
Shares redeemed	(200,000)	(4,869,997)	(100,000)	(2,397,739)
Net increase (decrease)	4,900,000	$ 120,357,792	3,800,000	$ 90,169,325

	Franklin Exponential Data ETF
	Six Months Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	—	$ —	100,000	$ 2,298,068
Shares redeemed	(50,000)	(1,140,435)	—	—
Net increase (decrease)	(50,000)	$ (1,140,435)	100,000	$ 2,298,068

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
2.  Shares of Beneficial Interest (continued)
	Franklin Focused Growth(c)
	Six Months Ended September 30, 2024		Period Ended March 31, 2024		Year Ended September 30, 2023(a)
	Shares	Amount	Shares	Amount	Shares	Amount
Capital Transactions(b)
Shares sold	1,400,000	$ 49,374,974	1,742,411	$ 45,475,603	400,540	8,729,317
Shares reinvested	—	—	—	—	—	—
Shares redeemed	(50,000)	(1,787,026)	(309,554)	(8,255,896)	(324,805)	(7,611,698)
Net increase (decrease)	1,350,000	$ 47,587,948	1,432,857	$ 37,219,707	75,735	$ 1,117,619
Class A(c)
Shares sold(d)	—	—	85	1,821	1,233,955	28,366,209
Shares reinvested	—	—	—	—	—	—
Shares redeemed	—	—	(2,313,234)	(58,774,506)	(1,668,340)	(39,867,268)
Net increase (decrease)	—	—	(2,313,149)	$ (58,772,685)	(434,385)	$ (11,501,059)
Class C(c)
Shares sold	—	—	—	—	94,040	2,082,520
Shares reinvested	—	—	—	—	—	—
Shares redeemed(d)	—	—	(208,269)	(5,148,740)	(94,696)	(2,108,435)
Net increase (decrease)	—	—	(208,269)	$ (5,148,740)	(656)	$ (25,915)
Class R(c)
Shares sold	—	—	—	—	18,468	403,494
Shares reinvested	—	—	—	—	—	—
Shares redeemed	—	—	(44,493)	(1,122,328)	(11,616)	(273,083)
Net increase (decrease)	—	—	(44,493)	$ (1,122,328)	6,852	$ 130,411
Class R6(c)
Shares sold	—	—	—	—	3,859	93,822
Shares reinvested	—	—	—	—	—	—
Shares redeemed	—	—	—	—	(6,233)	(163,962)
Net increase (decrease)	—	—	—	—	(2,374)	$ (70,140)
a Effective September 13, 2023, Class R6 was liquidated.
b Effective after the market close on November 3, 2023, the Fund’s predecessor mutual fund, Franklin Focused Growth Fund, reorganized into this Fund (the “Reorganization”). The predecessor mutual fund’s Advisor Class Shares’ performance and financial history have been adopted by Franklin Focused Growth ETF and will be used going forward. As a result, the information prior to the Reorganization reflects that of the predecessor mutual fund’s Advisor Class Shares. Shares of the other classes of the predecessor mutual fund were converted into Advisor Class Shares as a part of the Reorganization. Such conversion of the other classes of shares into Advisor Class Shares is included under “Shares sold”.
c Shares of the class of the Target Fund was converted into Advisor Class shares as a part of the Reorganization. Such conversion of shares into Advisor Class shares is included under “Shares redeemed”.
d May include a portion of Class C shares that were automatically converted to Class A.
	Franklin Genomic Advancements ETF
	Six Months Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	—	$ —	100,000	$ 2,619,395
Shares redeemed	—	—	(150,000)	(4,477,678)
Net increase (decrease)	—	$ —	(50,000)	$ (1,858,283)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
2.  Shares of Beneficial Interest (continued)
	Franklin High Yield Corporate ETF
	Six Months Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	12,250,000	$ 295,157,110	2,700,000	$ 62,093,762
Shares redeemed	(100,000)	(2,369,396)	(550,000)	(12,361,979)
Net increase (decrease)	12,150,000	$ 292,787,714	2,150,000	$ 49,731,783

	Franklin Income Equity Focus ETF
	Six Months Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	1,100,000	$ 60,044,347	350,000	$ 17,082,101
Shares redeemed	(1,650,000)	(90,321,953)	(1,450,000)	(72,704,795)
Net increase (decrease)	(550,000)	$ (30,277,606)	(1,100,000)	$ (55,622,694)

	Franklin Income Focus ETF
	Six Months Ended September 30, 2024		Period Ended March 31, 2024[a]
	Shares	Amount	Shares	Amount
Shares sold	5,400,000	$ 140,785,665	6,800,001	$ 171,680,612
Shares redeemed	—	—	(1)	(25)
Net increase (decrease)	5,400,000	$ 140,785,665	6,800,000	$ 171,680,587

	Franklin Intelligent Machines ETF
	Six Months Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	50,000	$ 3,001,971	300,000	$ 14,472,881
Shares redeemed	—	—	(150,000)	(7,358,242)
Net increase (decrease)	50,000	$ 3,001,971	150,000	$ 7,114,639

	Franklin International Aggregate Bond ETF
	Six Months Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	3,900,000	$ 78,927,227	10,150,000	$ 199,112,461
Net increase (decrease)	3,900,000	$ 78,927,227	10,150,000	$ 199,112,461

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
2.  Shares of Beneficial Interest (continued)
	Franklin Investment Grade Corporate ETF
	Six Months Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	9,500,000	$ 207,966,210	2,700,000	$ 56,799,349
Shares redeemed	(300,000)	(6,430,398)	(15,700,000)	(332,121,245)
Net increase (decrease)	9,200,000	$ 201,535,812	(13,000,000)	$ (275,321,896)

	Franklin Municipal Green Bond ETF
	Six Months Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	350,000	$ 8,375,885	400,000	$ 9,269,420
Shares redeemed	(650,000)	(15,558,735)	(400,000)	(9,248,261)
Net increase (decrease)	(300,000)	$ (7,182,850)	—	$ 21,159

	Franklin Senior Loan ETF
	Six Months Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	10,700,000	$ 260,553,433	5,400,000	$ 130,335,347
Shares redeemed	—	—	(600,000)	(14,373,090)
Net increase (decrease)	10,700,000	$ 260,553,433	4,800,000	$ 115,962,257

	Franklin Systematic Style Premia ETF
	Six Months Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	900,000	$ 21,251,996	5,600,000	$ 126,521,854
Shares redeemed	(50,000)	(1,172,113)	(2,150,000)	(47,855,346)
Net increase (decrease)	850,000	$ 20,079,883	3,450,000	$ 78,666,508

	Franklin U.S. Core Bond ETF
	Six Months Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	26,450,000	$ 573,772,680	23,700,000	$ 492,368,845
Shares redeemed	(1,900,000)	(41,191,068)	(9,950,000)	(207,773,857)
Net increase (decrease)	24,550,000	$ 532,581,612	13,750,000	$ 284,594,988

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
2.  Shares of Beneficial Interest (continued)
	Franklin U.S. Treasury Bond ETF
	Six Months Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	9,150,000	$ 188,907,379	18,450,000	$ 379,202,577
Shares redeemed	(1,950,000)	(40,498,034)	(3,750,000)	(76,251,616)
Net increase (decrease)	7,200,000	$ 148,409,345	14,700,000	$ 302,950,961

	Franklin Ultra Short Bond ETF
	Six Months Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	150,000	$ 3,726,212	50,000	$ 1,239,556
Shares redeemed	(50,000)	(1,246,250)	—	—
Net increase (decrease)	100,000	$ 2,479,962	50,000	$ 1,239,556

[a]For the period June 06, 2023 (commencement of operations) to March 31, 2024.
3.  Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:
Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Investimentos (Brasil) Ltda. (FTI Brasil)	Investment manager
Franklin Templeton Investment Management Limited (FTIML)	Investment manager
Franklin Templeton Investment Trust Management Co., Ltd. (FT Korea)	Investment manager
Franklin Templeton Investments (ME) Limited (FTIME)	Investment manager
Franklin Templeton Investments Corp. (FTIC)	Investment manager
Franklin Advisory Services, LLC (FASL)	Investment manager
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC (Distributors)	Principal underwriter
K2/D&S Management Co., L.L.C. (K2 Advisors)	Investment manager
a.  Management Fees
The Funds pay a unified management fee to Advisers whereby Advisers has agreed to reimburse the Funds’ acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
3.  Transactions with Affiliates (continued)
a.  Management Fees (continued)

to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The fee is calculated daily and paid monthly according to the terms of the management agreement.
The gross effective investment management fees are based on the average daily net assets of each of the Funds as follows:
Gross Effective Investment Management Fee Rate
Franklin Disruptive Commerce ETF	0.50%
Franklin Dynamic Municipal Bond ETF	0.30%
Franklin Exponential Data ETF	0.50%
Franklin Focused Growth ETF	0.55%
Franklin Genomic Advancements ETF	0.50%
Franklin High Yield Corporate ETF	0.40%
Franklin Income Equity Focus ETF	0.29%
Franklin Income Focus ETF	0.38%
Franklin Intelligent Machines ETF	0.50%
Franklin International Aggregate Bond ETF	0.25%
Franklin Investment Grade Corporate ETF	0.35%
Franklin Municipal Green Bond ETF	0.30%
Franklin Senior Loan ETF	0.45%
Franklin Systematic Style Premia ETF	0.65%
Franklin U.S. Core Bond ETF	0.15%
Franklin U.S. Treasury Bond ETF	0.09%
Franklin Ultra Short Bond ETF	0.15%
b.  Administrative Fees
Under an agreement with Advisers and FTIML, FT Services provides administrative services to the Funds. The fee is paid by Advisers and FTIML based on the Funds’ average daily net assets, and is not an additional expense of the Funds.
c.  Waiver and Expense Reimbursements
For Franklin Systematic Style Premia ETF, pursuant to the terms of the Fund’s Investment Management Agreement, the investment manager reimburses the Fund for all acquired Fund fees as well as all expenses related to the Fund’s investment in a Cayman Islands-based company that is wholly owned by the Fund (the “Subsidiary”). Thus, expenses incurred in connection with the Fund’s investment in the Subsidiary are not separately disclosed because they are paid/reimbursed by the investment manager under the unitary management fee structure. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
3.  Transactions with Affiliates (continued)
d.  Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.  During the period ended September 30, 2024, investments in affiliated management investment companies were as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Franklin Exponential Data ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	$112,222	$113,179	$(106,202)	$—	$—	$119,199	119,199	$2,419
Franklin Focused Growth ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	$223,033	$2,614,901	$(679,028)	$—	$—	$2,158,906	2,158,906	$31,695
Franklin U.S. Core Bond ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	$9,292,075	$271,608,895	$(233,842,250)	$—	$—	$47,058,720	47,058,720	$1,129,914
Franklin U.S. Treasury Bond ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	$4,216,490	$70,903,699	$(71,819,848)	$—	$—	$3,300,341	3,300,341	$187,503
Franklin Ultra Short Bond ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	$1,574,767	$5,041,402	$(4,594,980)	$—	$—	$2,021,189	2,021,189	$62,276
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
3.  Transactions with Affiliates (continued)
e.  Other Affiliated Transactions
At September 30, 2024, the shares of the Funds were owned by the following investment entities:
Funds	Shares	Percentage of Outstanding Shares[a]
Franklin Disruptive Commerce ETF
Franklin Resources Inc.	25,000	8.3%
Franklin High Yield Corporate ETF
Franklin Conservative Allocation Fund	1,669,956	7.1%
Franklin Moderate Allocation Fund	2,064,220	8.8%
Franklin 529 Portfolios	7,212,748	30.7%
	10,946,924	46.6%
Franklin International Aggregate Bond ETF
Franklin 529 Portfolios	6,677,562	23.7%
Franklin Investment Grade Corporate ETF
Franklin Conservative Allocation Fund	3,383,774	12.9%
Franklin Moderate Allocation Fund	4,182,823	15.9%
Franklin Growth Allocation Fund	1,612,772	6.1%
Franklin 529 Portfolios	4,538,530	17.3%
	13,717,899	52.2%
Franklin Municipal Green Bond ETF
Franklin Federal Limited-Term Tax-Free Income Fund	1,550,000	35.2%
Franklin Systematic Style Premia ETF
Franklin Moderate Allocation Fund	700,848	8.2%
Franklin Growth Allocation Fund	566,082	6.6%
Franklin Global Allocation Fund	2,225,000	26.0%
	3,491,930	40.8%
Franklin U.S. Core Bond ETF
Franklin Conservative Allocation Fund	9,629,318	8.9%
Franklin Moderate Allocation Fund	11,903,291	11.0%
Franklin 529 Portfolios	36,084,983	33.5%
	57,617,592	53.4%
Franklin U.S. Treasury Bond ETF
Franklin Conservative Allocation Fund	5,037,298	12.0%
Franklin Moderate Allocation Fund	6,226,847	14.8%
Franklin Growth Allocation Fund	2,400,893	5.7%
Franklin 529 Portfolios	19,297,448	45.8%
	32,962,486	78.3%
[a]Investment activities of significant shareholders could have a material impact on the Funds.
4.  Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains. At March 31, 2024, the capital loss carryforwards were as follows:
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
4.  Income Taxes (continued)
	Franklin Disruptive Commerce ETF	Franklin Dynamic Municipal Bond ETF	Franklin Exponential Data ETF	Franklin Focused Growth ETF
Capital loss carryforwards not subject to expiration:
Long term	$ 2,194,534	$ 2,966,240	$ 484,200	$ 2,213,321
Short term	8,655,889	2,696,665	656,787	10,067,085
Total capital loss carryforwards	$ 10,850,423	$ 5,662,905	$ 1,140,987	$ 12,280,406

	Franklin Genomic Advancements ETF	Franklin High Yield Corporate ETF	Franklin Income Equity Focus ETF	Franklin Income Focus ETF
Capital loss carryforwards not subject to expiration:
Long term	$ 2,766,082	$ 9,185,599	$ 3,249,552	$ 257,664
Short term	6,659,748	611,627	1,087,788	52,606
Total capital loss carryforwards	$ 9,425,830	$ 9,797,226	$ 4,337,340	$ 310,270

	Franklin Intelligent Machines ETF	Franklin International Aggregate Bond ETF	Franklin Investment Grade Corporate ETF	Franklin Municipal Green Bond ETF
Capital loss carryforwards not subject to expiration:
Long term	$ 641,604	$ 8,816,042	$ 42,044,031	$ 8,867,599
Short term	1,074,421	4,582,567	8,581,106	2,843,949
Total capital loss carryforwards	$ 1,716,025	$ 13,398,609	$ 50,625,137	$ 11,711,548

	Franklin Senior Loan ETF	Franklin Systematic Style Premia ETF	Franklin U.S. Core Bond ETF	Franklin U.S. Treasury Bond ETF
Capital loss carryforwards not subject to expiration:
Long term	$ 6,678,729	$ —	$ 102,854,242	$ 59,692,482
Short term	2,223,265	14,529,905	43,993,776	14,923,649
Total capital loss carryforwards	$ 8,901,994	$ 14,529,905	$ 146,848,018	$ 74,616,131

Franklin Ultra Short Bond ETF
Capital loss carryforwards not subject to expiration:
Long term	$ 13,918
Short term	33,902
Total capital loss carryforwards	$ 47,820

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
4.  Income Taxes (continued)
At September 30, 2024, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
	Franklin Disruptive Commerce ETF	Franklin Dynamic Municipal Bond ETF	Franklin Exponential Data ETF	Franklin Focused Growth ETF
Cost of investments	$ 8,309,750	$ 312,591,218	$ 4,847,721	$ 86,998,910
Unrealized appreciation	$ 2,457,198	$ 10,297,850	$ 1,370,749	$ 38,043,027
Unrealized depreciation	(572,934)	(1,376,315)	(288,036)	(133,147)
Net unrealized appreciation (depreciation)	$ 1,884,264	$ 8,921,535	$ 1,082,713	$ 37,909,880

	Franklin Genomic Advancements ETF	Franklin High Yield Corporate ETF	Franklin Income Equity Focus ETF	Franklin Income Focus ETF
Cost of investments	$ 10,117,591	$ 565,568,683	$ 89,148,199	$ 302,240,217
Unrealized appreciation	$ 1,627,211	$ 11,393,418	$ 7,789,548	$ 19,548,378
Unrealized depreciation	(2,084,444)	(6,566,822)	(975,598)	(657,347)
Net unrealized appreciation (depreciation)	$ (457,233)	$ 4,826,596	$ 6,813,950	$ 18,891,031

	Franklin Intelligent Machines ETF	Franklin International Aggregate Bond ETF	Franklin Investment Grade Corporate ETF	Franklin Municipal Green Bond ETF
Cost of investments	$ 18,886,544	$ 578,611,325	$ 601,027,320	$ 105,761,183
Unrealized appreciation	$ 6,431,635	$ 22,108,412	$ 7,930,468	$ 3,314,644
Unrealized depreciation	(211,162)	(24,929,127)	(27,851,629)	(1,693,323)
Net unrealized appreciation (depreciation)	$ 6,220,473	$ (2,820,715)	$ (19,921,161)	$ 1,621,321

	Franklin Senior Loan ETF	Franklin Systematic Style Premia ETF	Franklin U.S. Core Bond ETF	Franklin U.S. Treasury Bond ETF
Cost of investments	$ 600,091,741	$ 173,906,226	$ 2,442,634,372	$ 853,160,379
Unrealized appreciation	$ 3,149,130	$ 20,510,819	$ 38,234,854	$ 24,464,634
Unrealized depreciation	(6,812,158)	(4,018,308)	(95,535,388)	(1,008,462)
Net unrealized appreciation (depreciation)	$ (3,663,028)	$ 16,492,511	$ (57,300,534)	$ 23,456,172

Franklin Ultra Short Bond ETF
Cost of investments	$ 6,191,308
Unrealized appreciation	$ 17,201
Unrealized depreciation	(10)
Net unrealized appreciation (depreciation)	$ 17,191
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
4.  Income Taxes (continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing  treatment of foreign currency transactions, passive foreign investment company shares and in-kind transactions, bond discounts and premiums and investments in FLSP Holdings Corporation.
5.  Investment Transactions
Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the period ended September 30, 2024, were as follows:
	Franklin Disruptive Commerce ETF	Franklin Dynamic Municipal Bond ETF	Franklin Exponential Data ETF	Franklin Focused Growth ETF
Purchases	$ 181,118	$ 190,374,183	$ 175,839	$ 6,476,645
Sales	$ 243,230	$ 71,739,639	$ 199,465	$ 5,404,312

	Franklin Genomic Advancements ETF	Franklin High Yield Corporate ETF	Franklin Income Equity Focus ETF	Franklin Income Focus ETF
Purchases	$ 560,844	$ 70,626,625	$ 5,558,867	$ 98,463,686
Sales	$ 513,407	$ 42,892,214	$ 38,634,669	$ 31,531,697

	Franklin Intelligent Machines ETF	Franklin International Aggregate Bond ETF	Franklin Investment Grade Corporate ETF	Franklin Municipal Green Bond ETF
Purchases	$ 1,433,033	$ 96,041,846	$ 78,466,540	$ 15,568,946
Sales	$ 1,185,926	$ 58,634,038	$ 70,924,621	$ 21,258,463

	Franklin Senior Loan ETF	Franklin Systematic Style Premia ETF	Franklin U.S. Core Bond ETF	Franklin U.S. Treasury Bond ETF
Purchases	$ 267,629,693	$ 67,855,349	$ 749,343,136	$ 925,715,899
Sales	$ 34,767,345	$ 66,683,741	$ 187,286,697	$ 791,851,234

Franklin Ultra Short Bond ETF
Purchases	$ 1,887,981
Sales	$ 1,300,000
In-kind transactions associated with creation and redemptions for the period ended September 30, 2024, were as follows:
	Franklin Disruptive Commerce ETF	Franklin Dynamic Municipal Bond ETF	Franklin Exponential Data ETF	Franklin Focused Growth ETF
Cost of Securities Received	$ —	$ —	$ —	$ 48,217,804
Value of Securities Delivered[a]	$ 1,533,573	$ —	$ 1,123,908	$ 1,746,292

	Franklin Genomic Advancements ETF	Franklin High Yield Corporate ETF	Franklin Income Equity Focus ETF	Franklin Income Focus ETF
Cost of Securities Received	$ —	$ 254,739,916	$ 56,098,565	$ 39,140,293
Value of Securities Delivered[a]	$ —	$ 2,321,475	$ 83,185,228	$ —

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
5.  Investment Transactions (continued)
	Franklin Intelligent Machines ETF	Franklin International Aggregate Bond ETF	Franklin Investment Grade Corporate ETF	Franklin Municipal Green Bond ETF
Cost of Securities Received	$ 2,907,872	$ —	$ 191,830,909	$ —
Value of Securities Delivered[a]	$ —	$ —	$ 3,151,396	$ —

	Franklin Senior Loan ETF	Franklin Systematic Style Premia ETF	Franklin U.S. Core Bond ETF	Franklin U.S. Treasury Bond ETF
Cost of Securities Received	$ —	$ —	$ —	$ —
Value of Securities Delivered[a]	$ —	$ —	$ —	$ —

Franklin Ultra Short Bond ETF
Cost of Securities Received	$ —
Value of Securities Delivered[a]	$ —
[a]Realized gains and losses from in-kind redemptions, as shown on the Statement of Operations, are not recognized by the Funds for tax purposes.
6.  Global Credit Facility
Franklin High Yield Corporate ETF and Franklin Senior Loan ETF, together with other  U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility) which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds could, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay its/their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. At September 30, 2024, the Funds did not use the Global Credit Facility.
7.  Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Certain investments in Chinese companies. At September 30, 2024, the aggregate value of these securities was $400,735,  representing 3.9% of net assets are made through a special structure known as a (VIE). In a VIE structure, foreign investors, such as Franklin Disruptive Commerce ETF will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
7.  Concentration of Risk (continued)
cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Funds’ returns and net asset value.
8.  Credit Risk and Defaulted Securities
At September 30, 2024, Franklin Dynamic Municipal Bond ETF, Franklin High Yield Corporate ETF, Franklin Municipal Green Bond ETF and Franklin Senior Loan ETF had 34.13%, 90.93%, 8.31% and 89.00% respectively, of their portfolio invested in high yield securities, senior secured floating rate notes, or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that the income on debt securities, including those distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest. At September 30, 2024, Franklin High Yield Corporate ETF and Franklin Dynamic Municipal Bond ETF the aggregate long value of distressed company securities for which interest recognition has been discontinued representing 0.00% and 0.03% of the Fund’s net assets respectively. For information as to specific securities, see the accompanying Schedule of Investments.
9.  Other Derivative Information
At September 30, 2024, the Funds’ investments in derivative contracts are reflected in the Statements of Asset and Liabilities as follows:
	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Franklin International Aggregate Bond ETF
Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	$ 199,595	Unrealized depreciation on OTC forward exchange contracts	$ 12,667,428
Totals		$199,595		$12,667,428
Franklin Systematic Style Premia ETF
Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	$ 1,576,065	Unrealized depreciation on OTC forward exchange contracts	$ 698,551
Equity contracts	Variation margin on futures contracts	982,217[a]	Variation margin on futures contracts	953,635[a]
Interest rate contracts	Variation margin on futures contracts	561,618[a]	Variation margin on futures contracts	405,619[a]
Commodity contracts	Variation margin on futures contracts	741,552[a]	Variation margin on futures contracts	810,397[a]
Equity contracts	Swap contracts	—	Swap contracts	3,053,159
Totals		$3,861,452		$5,921,361
Franklin U.S. Core Bond ETF
Interest rate contracts	Variation margin on futures contracts	$ 295,854[a]	Variation margin on futures contracts	$ 9,038[a]
Totals		$295,854		$9,038
[a]This amount reflects the cumulative appreciation (depreciation) of future contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
9.  Other Derivative Information (continued)
For the period ended September 30, 2024, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:
Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin Income Focus ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Written options	$ 79,125	Written options	$ 54,922
Franklin International Aggregate Bond ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Foreign exchange contracts	Forward exchange contracts	$ 3,127,689	Forward exchange contracts	$ (19,047,276)
Franklin Systematic Style Premia ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Foreign exchange contracts	Forward exchange contracts	$ 648,952	Forward exchange contracts	$ 1,049,731
Commodity contracts	Futures contracts	2,272,028	Futures contracts	(2,136,159)
Equity contracts	Futures contracts	(145,315)	Futures contracts	(282,585)
Interest rate contracts	Futures contracts	(174,893)	Futures contracts	101,209
Equity contracts	Swap contracts	—	Swap contracts	(3,053,159)
Totals		$2,600,772		$(4,320,963)
Franklin U.S. Core Bond ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Interest rate contracts	Futures contracts	$ 1,877,911	Futures contracts	$ 270,709
For the period ended September 30, 2024, the average month end notional amount of futures contracts, swap contracts, options and average month end contract value for forward exchange contracts were as follows:
	Franklin Income Focus ETF	Franklin International Aggregate Bond ETF	Franklin Systematic Style Premia ETF	Franklin U.S. Core Bond ETF
Total Return Swaps	$ —	$ —	$ 87,132,648	$ —
Futures contracts	$ —	$ —	$ 223,657,748	$ 113,623,194
Forward exchange contracts	$ —	$ 552,608,919	$ 98,596,741	$ —
Written Options	$ 12,500	$ —	$ —	$ —
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
9.  Other Derivative Information (continued)
At September 30, 2024, the Funds’ OTC derivative assets and liabilities are as follows:
	Gross and Net Amounts of Assets and Liabilities Presented in the Statements of Assets and Liabilities
	Assets[a]	Liabilities[a]
Franklin International Aggregate Bond ETF
Foreign exchange contracts	$199,595	$12,667,428
Franklin Systematic Style Premia ETF
Total Return Swaps	$—	$3,053,159
Foreign exchange contracts	$1,576,065	$698,551
[a]Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.
At September 30, 2024, the Funds’ OTC derivative assets, which may be offset against the Funds’ OTC derivative liabilities and collateral received from the counterparty, are as follows:
		Amounts Not Offset in the Statements of Assets and Liabilities
	Gross and Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received[a]	Cash Collateral Received[a]	Net Amount (Not less than zero)
Franklin International Aggregate Bond ETF Counterparty
BNPS	$ 156,146	$ (156,146)	$ —	$ —	$ —
CITI	43,449	(43,449)	—	—	—
Total	$199,595	$(199,595)	$—	$—	$—
Franklin Systematic Style Premia ETF Counterparty
MSCO	$ 1,576,065	$ (698,551)	$ —	$ —	$ 877,514
[a]In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
9.  Other Derivative Information (continued)
At September 30, 2024, the Funds’ OTC derivative liabilities, which may be offset against the Funds’ OTC derivative assets and collateral pledged to the counterparty, are as follows:
		Amounts Not Offset in the Statements of Assets and Liabilities
	Gross and Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged[a]	Cash Collateral Pledged[a]	Net Amount (Not less than zero)
Franklin International Aggregate Bond ETF Counterparty
BNPS	$ 3,970,972	$ (156,146)	$ —	$ (3,814,826)	$ —
CITI	8,696,456	(43,449)	—	(8,653,007)	—
Total	$12,667,428	$(199,595)	$—	$(12,467,833)	$—
Franklin Systematic Style Premia ETF Counterparty
MSCO	$ 698,551	$ (698,551)	$ —	$ —	$ —
MSCS	3,053,159	—	—	—	3,053,159
Total	$3,751,710	$(698,551)	$—	$—	$3,053,159
[a]In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
See  Note 1(c) regarding derivative financial instruments.
10.  Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2024, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Franklin Disruptive Commerce ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 10,194,014	$ —	$ —	$ 10,194,014
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
10.  Fair Value Measurements (continued)
	Level 1	Level 2	Level 3	Total
Franklin Dynamic Municipal Bond ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$ —	$ 3,457,824	$ —	$ 3,457,824
Senior Floating Rate Interests	—	873,811	—	873,811
Municipal Bonds	—	317,181,118	—	317,181,118
Total Investments in Securities	$—	$321,512,753	$—	$321,512,753
Franklin Exponential Data ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 5,811,235	$ —	$ —	$ 5,811,235
Short-Term Investments	119,199	—	—	119,199
Total Investments in Securities	$5,930,434	$—	$—	$5,930,434
Franklin Focused Growth ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 122,749,884	$ —	$ —	$ 122,749,884
Short-Term Investments	2,158,906	—	—	2,158,906
Total Investments in Securities	$124,908,790	$—	$—	$124,908,790
Franklin Genomic Advancements ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 9,660,358	$ —	$ —[c]	$ 9,660,358
Franklin High Yield Corporate ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$ —	$ 543,693,513	$ —[c]	$ 543,693,513
Senior Floating Rate Interests	—	8,476,027	—	8,476,027
Equity Investments[b]	143,070	—	—	143,070
U.S. Government & Agency Securities	—	18,082,669	—	18,082,669
Total Investments in Securities	$143,070	$570,252,209	$—	$570,395,279
Franklin Income Equity Focus ETF
Assets:
Investments in Securities:[a]
Equity-Linked Securities[b]	$ —	$ 30,735,704	$ —	$ 30,735,704
Equity Investments	62,558,852	1,812,703	—	64,371,555
U.S. Government & Agency Securities	—	854,890	—	854,890
Total Investments in Securities	$62,558,852	$33,403,297	$—	$95,962,149
Franklin Income Focus ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$ —	$ 132,589,102	$ —	$ 132,589,102
Equity-Linked Securities	—	52,591,024	—	52,591,024
Equity Investments[b]	100,034,712	—	—	100,034,712
U.S. Government & Agency Securities	—	35,916,410	—	35,916,410
Total Investments in Securities	$100,034,712	$221,096,536	$—	$321,131,248
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
10.  Fair Value Measurements (continued)
	Level 1	Level 2	Level 3	Total
Franklin Intelligent Machines ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 25,107,017	$ —	$ —[c]	$ 25,107,017
Franklin International Aggregate Bond ETF
Assets:
Investments in Securities:[a]
Foreign Government and Agency Securities	$ —	$ 558,309,918	$ —	$ 558,309,918
Corporate Bonds & Notes	—	15,500,947	—	15,500,947
U.S. Government & Agency Securities	—	1,979,745	—	1,979,745
Total Investments in Securities	$—	$575,790,610	$—	$575,790,610
Other Financial Instruments:
Forward Exchange Contracts	$ —	$ 199,595	$ —	$ 199,595
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$ —	$ 12,667,428	$ —	$ 12,667,428
Franklin Investment Grade Corporate ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$ —	$ 556,558,180	$ —	$ 556,558,180
U.S. Government & Agency Securities	—	24,547,979	—	24,547,979
Total Investments in Securities	$—	$581,106,159	$—	$581,106,159
Franklin Municipal Green Bond ETF
Assets:
Investments in Securities:[a]
Municipal Bonds	$ —	$ 107,382,504	$ —	$ 107,382,504
Franklin Senior Loan ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$ —	$ 28,385,168	$ —	$ 28,385,168
Senior Floating Rate Interests	—	506,906,616	—	506,906,616
Asset-Backed Securities	—	2,003,071	—	2,003,071
Equity Investments[b]	361,434	—	—	361,434
U.S. Government & Agency Securities	—	58,772,424	—	58,772,424
Total Investments in Securities	$361,434	$596,067,279	$—	$596,428,713
Other Financial Instruments:
Unfunded Loan Commitment	$ —	$ 836	$ —	$ 836
Franklin Systematic Style Premia ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 104,847,519	$ —	$ —[c]	$ 104,847,519
Short-Term Investments	85,551,218	—	—	85,551,218
Total Investments in Securities	$190,398,737	$—	$—	$190,398,737
Other Financial Instruments:
Forward Exchange Contracts	$ —	$ 1,576,065	$ —	$ 1,576,065
Futures Contracts	2,285,387	—	—	2,285,387
Total Other Financial Instruments	$2,285,387	$1,576,065	$—	$3,861,452
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
10.  Fair Value Measurements (continued)
	Level 1	Level 2	Level 3	Total
Franklin Systematic Style Premia ETF (continued)
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$ —	$ 698,551	$ —	$ 698,551
Futures Contracts	2,169,651	—	—	2,169,651
Swap Contracts	—	3,053,159	—	3,053,159
Total Other Financial Instruments	$2,169,651	$3,751,710	$—	$5,921,361
Franklin U.S. Core Bond ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$ —	$ 691,610,645	$ —	$ 691,610,645
Municipal Bonds	—	19,470,637	—	19,470,637
Foreign Government and Agency Securities	—	15,481,336	—	15,481,336
Asset-Backed Security	—	6,141,834	—	6,141,834
Commercial Mortgage-Backed Securities	—	43,485,671	—	43,485,671
U.S. Government & Agency Securities	—	1,562,084,995	—	1,562,084,995
Short-Term Investments	47,058,720	—	—	47,058,720
Total Investments in Securities	$47,058,720	$2,338,275,118	$—	$2,385,333,838
Other Financial Instruments:
Futures Contracts	$ 295,854	$ —	$ —	$ 295,854
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 9,038	$ —	$ —	$ 9,038
Franklin U.S. Treasury Bond ETF
Assets:
Investments in Securities:[a]
U.S. Government & Agency Securities	$ —	$ 873,316,210	$ —	$ 873,316,210
Short-Term Investments	3,300,341	—	—	3,300,341
Total Investments in Securities	$3,300,341	$873,316,210	$—	$876,616,551
Franklin Ultra Short Bond ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$ —	$ 4,187,310	$ —	$ 4,187,310
Short-Term Investments	2,021,189	—	—	2,021,189
Total Investments in Securities	$2,021,189	$4,187,310	$—	$6,208,499
[a]For detailed categories, see the accompanying Schedules of Investments.
[b]Includes common and preferred stocks, warrants, as well as other equity investments.
[c]Includes financial instruments determined to have no value.
11.  Investments in FLSP Holdings Corporation
Franklin Systematic Style Premia ETF, (the “Fund”), invests in certain financial instruments and commodities/or commodity-linked derivative investments. The FLSP Holdings Corporation is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and/or commodity-linked derivative investments consistent with the investment objective of the Fund. At September 30, 2024, the Franklin Systematic Style Premia ETF investment(s) FLSP Holdings Corporation is reflected in the Fund’s Consolidated Schedule of Investments. At September 30, 2024, the net assets of the FLSP Holdings Corporation were $6,098,399, representing 3.31% of the Fund’s consolidated net assets. The Fund’s investment(s) in the FLSP Holdings Corporation is limited to 25% of consolidated assets.
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
12.  Unfunded Loan Commitments
Certain or all Funds enters into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments.
At September 30, 2024, unfunded commitments were as follows:
Borrower	Unfunded Commitment
Franklin Senior Loan ETF
Epicor Software Corp., due 5/30/2031	$433,459
Total	$433,459
13.  New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and   believes the adoption of these ASUs will not have a material impact on the financial statements.
14.  Subsequent Events
The Funds have evaluated subsequent events through the issuance of these Financial Statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR	American Depositary Receipt
AMT	Alternative Minimum Tax
CAC	Cotation Assistée en Continu (French Index)
CLO	Collateralized Loan Obligation
CSCDA	California Statewide Communities Development Authority
FRN	Floating Rate Note
LIBOR	London Interbank Offered Rate
OAT	Obligation Assumable by the Treasurer
PIK	Payment-In-Kind
REIT	Real Estate Investment Trust
SBA	Small Business Administration
SOFR	Secured Overnight Financing Rate
SPA	Standby Purchase Agreement
ULSD	Ultra-Low Sulfur Diesel
VRDN	Variable Rate Demand Note
Currency
AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	United Kingdom Pound
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
SEK	Swedish Krona
USD	United States Dollar
Counterparty
BNPS	BNP Paribas SA.
CITI	CITIBANK
MSCO	Morgan Stanley
MSCS	Morgan Stanley Capital Services Inc.

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Changes In and Disagreements With Accountants	For the period covered in the report

Not Applicable.
Results of Meeting of Shareholders	For the period covered in the report

Not Applicable.
Remuneration Paid to Directors, Officers, and Others	For the period covered in the report

Not applicable. Remuneration paid to directors, officers and others is included as part of the all-inclusive management fee and not paid directly by the fund.
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FRANKLIN TEMPLETON ETF TRUST
Franklin Disruptive Commerce ETF
Franklin Dynamic Municipal Bond ETF
Franklin Exponential Data ETF
Franklin Genomic Advancements ETF
Franklin High Yield Corporate ETF
Franklin Intelligent Machines ETF
Franklin International Aggregate Bond ETF
Franklin Investment Grade Corporate ETF
Franklin Municipal Green Bond ETF
Franklin Senior Loan ETF
Franklin Systematic Style Premia ETF
Franklin Ultra Short Bond ETF
Franklin U.S. Core Bond ETF
Franklin Income Equity Focus ETF
(formerly known as Franklin U.S. Low Volatility ETF)
Franklin U.S. Treasury Bond ETF
(each a Fund)
At an in-person meeting held on May 29, 2024 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of (i) the investment management agreement between Franklin Advisers, Inc. (FAV) and the Trust, on behalf of each Fund (except the Franklin International Aggregate Bond ETF); (ii) an investment management agreement between Franklin Templeton Investment Management Limited (FTIML) and the Trust, on behalf of the Franklin International Aggregate Bond ETF; (iii) an investment sub-advisory agreement between FAV and Franklin Templeton Institutional, LLC (FT Institutional), an affiliate of FAV, on behalf of each of the Franklin Investment Grade Corporate ETF, Franklin U.S. Core Bond ETF and Franklin U.S. Treasury Bond ETF; and (iv) an investment sub-advisory agreement between FTIML and FAV, an affiliate of FTIML, on behalf of the Franklin International Aggregate Bond ETF (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. FAV, FTIML and FT Institutional are each referred to herein as a Manager.
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to:   (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its
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shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board acknowledged the ongoing integration of the Putnam family of funds into the Franklin Templeton (FT) family of funds and management’s continued development of strategies to address areas of heightened concern in the registered fund industry, including various regulatory initiatives and continuing geopolitical concerns.   The Board also considered the investment management services that FAV provides to the Cayman Islands-based company, which is wholly owned by the Franklin Systematic Style Premia ETF (Cayman Subsidiary).
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’ parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund for various time periods ended December 31, 2023. The Board considered the performance returns for each Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board referenced earlier discussions with management on matters related to, among other things, the expansion and rationalization of the overall product line, including investments in novel asset classes, as well as the growth in assets from internal and external clients. In addition, the Board acknowledged information provided regarding management’s strategy to grow market share through the use of innovative data and technology and investments in marketing and distribution.   The Board noted management’s high level of client engagement and the strength of its internal audit and compliance program. A summary of each Fund’s performance results is below.
Franklin Disruptive Commerce ETF - The Performance Universe for the Fund included the Fund and all retail and institutional consumer services funds and exchange-traded funds. The Fund commenced operations on February 25, 2020, and thus has been in operation for less than five years. The Board noted that Fund’s annualized total return for the for the one-year period was above the median and in the first quintile (best) of its Performance Universe, but for the three-year period was below the median of its Performance Universe and in the fifth quintile (worst) of its Performance Universe. The Board further noted that the Fund’s annualized total return for the one-year period was 38.76%. The Board concluded that the Fund’s performance was satisfactory.
Franklin Dynamic Municipal Bond ETF, Franklin High Yield Corporate ETF and Franklin Senior Loan ETF - The Performance Universe for the Franklin Dynamic Municipal Bond ETF included the Fund and all retail and institutional intermediate municipal
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debt funds and exchange-traded funds. The Performance Universe for the Franklin High Yield Corporate ETF included the Fund and all retail and institutional high yield funds and exchange-traded funds. The Performance Universe for the Franklin Senior Loan ETF included the Fund and all retail and institutional loan participation funds and exchange-traded funds. The Franklin Dynamic Municipal Bond ETF commenced operations on August 31, 2017 and the Franklin High Yield Corporate ETF and the Franklin Senior Loan ETF commenced operations on May 30, 2018, and thus have been in operation for less than 10 years. The Board noted that each Fund’s annualized total return for the one-, three- and five-year periods was above the median and in the first quintile (best) of its respective Performance Universe, except for the three-year period for Franklin High Yield Corporate ETF, which was in the second quintile. The Board also noted that, effective March 1, 2024, the Franklin Dynamic Municipal Bond ETF replaced its stated maturity guideline to maintain a dollar-weighted average portfolio maturity of three to ten years with a duration guideline to maintain an average effective duration of two to eight years. The Board concluded that each Fund’s performance was satisfactory.
Franklin Exponential Data ETF - The Performance Universe for the Fund included the Fund and all retail and institutional science and technology funds and exchange-traded funds. The Fund commenced operations on January 12, 2021, and thus had been in operation for less than three years. The Board noted that the Fund’s annualized total return for the one-year period was below the median of its Performance Universe. The Board also noted that, although below the median, the Fund’s annualized total return for the one-year period was 45.79%. The Board further noted the Fund’s short operating history. The Board concluded that the Fund’s performance was acceptable.
Franklin Genomic Advancements ETF, Franklin Intelligent Machines ETF, Franklin Ultra Short Bond ETF and Franklin U.S. Core Bond ETF - The Performance Universe for the Franklin Genomic Advancements ETF included the Fund and all retail and institutional health/biotechnology funds and exchange-traded funds. The Performance Universe for the Franklin Intelligent Machines ETF included the Fund and all retail and institutional science and technology funds and exchange-traded funds. The Performance Universe for the Franklin Ultra Short Bond ETF included the Fund and all retail and institutional ultra-short obligation funds and exchange-traded funds. The Performance Universe for the Franklin U.S. Core Bond ETF included the Fund and all retail and institutional core bond funds and exchange-traded funds. The Franklin Genomic Advancements ETF and the Franklin Intelligent Machines ETF commenced operations on February 25, 2020, the Franklin Ultra Short Bond ETF commenced operations on July 14, 2020 and the Franklin U.S. Core Bond ETF commenced operations on September 17, 2019, and thus have been in operation for less than five years. The Board noted that each Fund’s annualized total return for the one- and three-year periods was below the median of its respective Performance Universe. The Board also noted each Fund’s short operating history.   The Board concluded that each Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin International Aggregate Bond ETF - The Performance Universe for the Fund included the Fund and all retail and institutional international income funds and exchange-traded funds. The Fund commenced operations on May 30, 2018, and thus has all been in operation for less than 10 years. The Board noted that Fund’s annualized total return for the for the three- and five-year periods was above the median of its Performance Universe, but for the one-year period was below the median of its Performance Universe. The Board further noted that, although below median, the Fund’s one-year annualized return was 6.35%. The Board concluded that the Fund’s performance was satisfactory.
Franklin Investment Grade Corporate ETF and Franklin Income Equity Focus ETF - The Performance Universe for the Franklin Investment Grade Corporate ETF included the Fund and all retail and institutional BBB-rated corporate debt funds and exchange-traded funds. The Performance Universe for the Franklin Income Equity Focus ETF included the Fund and all retail and institutional large-cap core funds and exchange-traded funds.   The Franklin Investment Grade Corporate ETF commenced operations on October 3, 2016 and the Franklin Income Equity Focus ETF commenced operations on September 20, 2016, and thus have been in operation for less than 10 years. The Board noted that each Fund’s annualized total return for the one-, three- and five-year periods was below the median of its respective Performance Universe.
The Board discussed the performance of the Franklin Investment Grade Corporate ETF with management and management explained that the Fund’s relative underperformance in comparison to its Performance Universe was due, in part, to the Fund having less exposure to high yield securities than its Performance Universe peers, noting that high yield securities strongly outperformed investment grade bonds during the one-year period. Management also explained that most of the Fund’s
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one-year underperformance was attributable to security selection and, in particular, the Fund’s exposure to Silicon Valley Bank.   The Board noted management’s representations regarding the actions that management is taking/has taken in an effort to improve the overall performance of the Fund, including the addition of a portfolio manager in 2023 and the implementation of an enhanced portfolio construction approach, although management confirmed its conviction in the Fund’s current portfolio positioning at this time.
The Board discussed the performance of the Franklin Income Equity Focus ETF with management and management explained that the Fund’s relative underperformance in comparison to its Performance Universe was due, in part, to the impact of the Fund’s volatility constraint as compared to its Performance Universe peers that pursue higher market beta strategies. Management explained that the Fund’s security selection in the information technology sector and, in particular, holding underweight positions in the handful of issuers that drove the strong performance for the sector in the one-year period, also adversely impacted relative performance.   The Board noted management’s representations regarding the actions that management is taking/has taken in an effort to improve the overall performance of the Fund, including the repositioning of the Fund which effective May 31, 2024, would include the Fund changing its name, ticker symbol, investment goal, strategies and policies (including the Fund’s 80% investment policy), primary benchmark index, and other related changes.
The Board concluded that each Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Municipal Green Bond ETF - The Performance Universe for the Fund included the Fund and all retail and institutional general and insured municipal debt funds and exchange-traded funds. The Fund commenced operations on August 31, 2017, and thus has been in operation for less than 10 years. The Board noted that the Fund’s annualized total return for the for the one- and five-year periods was above the median of its Performance Universe, but for the three-year period was below the median of its Performance Universe. The Board further noted the repositioning of the Fund which effective May 3, 2022, changed its name and principal investment strategies to invest, under normal circumstances, at least 80% of its net assets in municipal green bonds. The Board concluded that the Fund’s performance was satisfactory.
Franklin Systematic Style Premia ETF and Franklin U.S. Treasury Bond ETF - The Performance Universe for the Franklin Systematic Style Premia ETF included the Fund and all retail and institutional absolute-return funds and exchange-traded funds. The Performance Universe for the Franklin U.S. Treasury Bond ETF included the Fund and all retail and institutional general US Treasury funds and exchange-traded funds. The Franklin Systematic Style Premia ETF commenced operations on December 18, 2019 and the Franklin U.S. Treasury Bond ETF commenced operations on June 9, 2020, and thus have been in operation for less than five years. The Board noted that each Fund’s annualized total return for the one- and three-year periods was above the median of its respective Performance Universe. The Board concluded that each Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio, noting that each Fund pays a Unified Fee (as defined below). The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate), of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.
Franklin Disruptive Commerce ETF, Franklin Exponential Data ETF, Franklin Genomic Advancements ETF, Franklin High Yield Corporate ETF, Franklin Intelligent Machines ETF, Franklin International Aggregate Bond ETF, Franklin Municipal Green Bond ETF, Franklin Senior Loan ETF, Franklin Systematic Style Premia ETF, Franklin Ultra Short Bond ETF, Franklin U.S. Core

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Board Approval of Management and Subadvisory Agreements	For the period covered in the report (continued)

Bond ETF and Franklin Income Equity Focus ETF - The Expense Group for the Franklin Disruptive Commerce ETF was comprised of actively managed exchange-traded funds, which included the Fund, two other consumer services funds, two global science/technology funds and one financial services fund. The Expense Group for the Franklin Exponential Data ETF was comprised of actively managed exchange-traded funds, which included the Fund, and 10 other science and technology funds. The Expense Group for the Franklin Genomic Advancements ETF was comprised of actively managed exchange-traded funds, which included the Fund, five other health/biotechnology funds, and three global health/biotechnology funds. The Expense Group for the Franklin High Yield Corporate ETF was comprised of actively managed exchange-traded funds, which included the Fund and nine other high yield funds. The Expense Group for the Franklin Intelligent Machines ETF was comprised of actively managed exchange-traded funds, which included the Fund and 10 other science and technology funds. The Expense Group for the Franklin International Aggregate Bond ETF was comprised of exchange-traded funds, which included the Fund and five other international income funds. The Expense Group for the Franklin Municipal Green Bond ETF was comprised of actively managed exchange-traded funds, which included the Fund, four other general and insured municipal debt funds and three high yield municipal debt funds. The Expense Group for the Franklin Senior Loan ETF was comprised of actively managed exchange-traded funds, which included the Fund and 12 other loan participation funds. The Expense Group for the Franklin Systematic Style Premia ETF was comprised of actively managed exchange-traded funds, which included the Fund, which is currently classified as an absolute-return fund, and six alternative long/short equity funds. The Expense Group for the Franklin Ultra Short Bond ETF was comprised of actively managed exchange-traded funds, which included the Fund and eight other ultra-short obligation funds. The Expense Group for the Franklin U.S. Core Bond ETF was comprised of actively managed exchange-traded funds, which included the Fund, four other core bond funds, and five core plus bond funds. The Expense Group for the Franklin Income Equity Focus ETF was comprised of managed volatility actively managed exchange-traded funds, which included the Fund, two other large-cap core funds, two multi-cap value funds and two multi-cap core funds. The Board noted that the Management Rate and actual total expense ratio for each Fund were below the medians of its respective Expense Group. The Board further noted that each Fund has a unified management fee (Unified Fee) and that pursuant to the Unified Fee arrangement the applicable Manager reimburses each Fund for all of its acquired fund fees and expenses (if any) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s Unified Fee, (ii) future Rule 12b-1 fees (if any), (iii) brokerage expenses, (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses (Unified Fee Arrangement).   The Board further noted that FAV is paid by FTIML out of the management fee FTIML receives from the Franklin International Aggregate Bond ETF and that the allocation of the fee between FTIML and FAV reflected the services provided by each to the Fund. The Board also noted that FT Institutional is paid by FAV out of the management fee FAV receives from the Franklin U.S. Core Bond ETF and that the allocation of the fee between FAV and FT Institutional reflected the services provided by each to the Fund.   The Board also noted the small size of the Franklin International Aggregate Bond ETF’s Expense Group for its Management Rate. The Board concluded that the Management Rate charged to each Fund and the sub-advisory fee paid to each of FAV and FT Institutional are reasonable.
Franklin Dynamic Municipal Bond ETF - The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund and eight other intermediate municipal debt funds. The Board noted that the Management Rate for the Fund was below the median of its Expense Group, and the actual total expense ratio was equal to the median of its Expense Group. The Board further noted the Fund’s Unified Fee.   The Board also noted the terms of the Unified Fee Arrangement. The Board concluded that the Management Rate charged to the Fund is reasonable.
Franklin Investment Grade Corporate ETF - The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund and three other BBB-rated corporate debt funds. The Board noted that the Management Rate for the Fund was above the median of its Expense Group, but its actual total expense ratio was below the median of its Expense Group. The Board discussed the above median Management Rate with management and management explained that the Fund was ranked third out of the four funds in its Expense Group, noting certain factors that differentiated the Fund’s expenses from those of its peers. The Board further noted the Fund’s Unified Fee.   The Board also noted the terms of the Unified Fee Arrangement. The Board also noted that FT Institutional is paid by FAV out of the management fee FAV receives from the Fund and that the allocation of the fee between FAV and FT Institutional reflected the services provided by
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Board Approval of Management and Subadvisory Agreements	For the period covered in the report (continued)

each to the Fund. The Board also noted the small size of the Fund’s Expense Group and that therefore no quintile information was available for the Fund. After consideration of the above, the Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to FT Institutional are reasonable.
Franklin U.S. Treasury Bond ETF - The Expense Group for the Fund was comprised of exchange-traded funds, which included the Fund and six other general US Treasury funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were above the medians of its Expense Group. The Board discussed the above median Management Rate and actual total expense ratio with management and management explained that many of the Fund’s Expense Group peers are passively managed whereas the Fund is actively managed.   The Board further noted the Fund’s Unified Fee. The Board also noted the terms of the Unified Fee Arrangement. The Board also noted that FT Institutional is paid by FAV out of the management fee FAV receives from the Fund and that the allocation of the fee between FAV and FT Institutional reflected the services provided by each to the Fund. After consideration of the above, the Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to FT Institutional are reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by each Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual Funds during the 12-month period ended September 30, 2023 (the most recent fiscal year-end for FRI). The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures but, over the long run, is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that each Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of the applicable Manager’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that any of the Funds will generate significant, if any, profit for the applicable Manager and/or its affiliates for some time. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Managers incur across the FT family of funds as a whole. The Board also noted that, as of December 31, 2023, each Fund (except for the Franklin Investment Grade Corporate ETF and the Franklin U.S. Core Bond ETF) had net assets below $500 million (and in most cases much less) and thus did not have an asset size that would likely enable them to achieve economies of scale.   The Board also noted management’s representation that for the fiscal year
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Board Approval of Management and Subadvisory Agreements	For the period covered in the report (continued)

ended September 30, 2023, none of these Funds experienced a profit. The Board recognized that there would not likely be any economies of scale for these Funds until their assets grow. The Board also noted management’s representation that the Franklin Investment Grade Corporate ETF and the Franklin U.S. Core Bond ETF had net assets of $643 million and $1.80 billion, respectively, as of December 31, 2023, and experienced a profit for the fiscal year ended September 30, 2023. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, each Fund’s management fee structure provided a sharing of benefits with a Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.
FRANKLIN TEMPLETON ETF TRUST
Franklin Focused Growth ETF
(Fund)
At a meeting held on November 18, 2022 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved an investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust on behalf of the Fund (Management Agreement) for an initial two-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the Management Agreement.
In considering the approval of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board reviewed and considered all of the factors it deemed relevant in approving the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services to be provided by the Manager; (ii) the costs of the services to be provided by the Manager; and (iii) the extent to which economies of scale may be realized as the Fund grows. The Board also considered management’s representation that the Fund was being established to acquire the assets of the Franklin Focused Growth Fund (Target Fund), a series of Franklin Custodian Funds, in connection with the proposed shell reorganization of the Target Fund into the Fund. The Board further considered management’s representation that the Fund would have investment policies and strategies that are substantially similar to the Target Fund.   The Board also reviewed and considered the form of Management Agreement and the terms of the Management Agreement which were explained at the Meeting, noting that the Manager would provide general investment management and administrative services and that the Fund would operate under a unified management fee structure consistent with the current management fee structure for most of the existing Franklin Templeton (FT) exchange-traded funds.
In approving the Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the proposed Management Agreement are fair and reasonable and that such Management Agreement is in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services to be provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the Fund’s proposed investment strategies and the ability of the Manager to implement such investment strategies; the qualifications, background and experience of the investment personnel that will be responsible for the day-to-day portfolio management of the Fund; the Manager’s experience as the manager of other funds and accounts, including other series of the Trust and other funds in the FT family of funds; the Manager’s strength and reputation within the industry; the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of the Manager; and the Manager’s compliance capabilities, as demonstrated by, among other things, its policies and procedures reasonably designed to prevent violations of the Federal Securities Laws (as defined in Rule 38a-1 of the Investment Company Act of
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Board Approval of Management and Subadvisory Agreements	For the period covered in the report (continued)

1940). Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board noted that the Fund was being established to acquire the assets of the Target Fund in connection with the proposed shell reorganization of the Target Fund into the Fund and that the current investment adviser and portfolio manager for the Target Fund would advise and manage the Fund.   Accordingly, the Board further noted the historical performance information of the Target Fund and that the Fund would maintain the Target Fund’s performance history.   The Board considered the proposed performance benchmark for the Fund and how such benchmark would be utilized to measure performance of the Manager.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s proposed total expense ratio, noting that the Fund will pay a Unified Fee (as defined below). The Board considered the proposed total expense ratio and, separately, the proposed contractual unified fee rate, without the effect of fee waivers, if any (Management Rate) of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure as the Fund (Expense Group) as selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report (excluding the Fund), which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.
The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund and six other large-cap growth funds. The Board noted that the proposed Management Rate and total expense ratio for the Fund was below the median of its Expense Group. The Board also noted that the Fund proposed to implement a unified management fee (Unified Fee). The Board further noted that pursuant to the Unified Fee arrangement the Manager would reimburse the Fund for all of its acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, except for (i) the Fund’s Unified Fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses, (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. The Board concluded that the Management Rate to be charged to the Fund is reasonable.
Profitability
The Board noted that the Manager (and its affiliates) could not report any financial results from their relationships with the Fund because the Fund has not commenced investment operations, and thus, the Board could not evaluate the Manager’s (or its affiliates’) profitability with respect to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale in the future, the Board noted that it is not anticipated that the Fund will generate significant, if any, profit for the Manager and/or its affiliates for some time.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the Management Agreement for the Fund for an initial two-year period.
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Board Approval of Management and Subadvisory Agreements	For the period covered in the report (continued)

FRANKLIN TEMPLETON ETF TRUST
Franklin Income Focus ETF
(Fund)
At a meeting held on March 3, 2023 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved an investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund, for an initial two-year period (the Management Agreement). The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the Management Agreement.
In considering the approval of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board reviewed and considered all of the factors it deemed relevant in approving the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services to be provided by the Manager; (ii) the costs of the services to be provided by the Manager; and (iii) the extent to which economies of scale may be realized as the Fund grows. The Board also reviewed and considered the form of the Management Agreement and the terms of the Management Agreement which were explained at the Meeting.     The Board noted that the Manager would provide general investment management and administrative services and that the Fund would operate under a unified management fee structure whereby the Manager would reimburse the Fund for all acquired fund fees and expenses and pay all of the ordinary operating expenses of the Fund, except for certain excluded items (Unified Fee).   The Board also noted that the Unified Fee was consistent with the current management fee structure for the existing Franklin Templeton (FT) exchange-traded funds.
In approving the Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the proposed Management Agreement are fair and reasonable and that such Management Agreement is in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services to be provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the Fund’s proposed investment strategies and the ability of the Manager to implement such investment strategies; the qualifications, background and experience of the investment personnel that will be responsible for the day-to-day portfolio management of the Fund; the Manager’s experience as the Manager of other funds and accounts, including other series of the Trust and other funds in the FT family of funds; the Manager’s strength and reputation within the industry; the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of the Manager; and the Manager’s compliance capabilities, as demonstrated by, among other things, its policies and procedures reasonably designed to prevent violations of the Federal Securities Laws (as defined in Rule 38a-1 of the Investment Company Act of 1940). Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board noted that, as the Fund had not yet commenced investment operations, there was no investment performance for the Fund. The Board also considered the proposed performance benchmark for the Fund and how such benchmark would be utilized to measure performance of the Manager.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s estimated total expense ratio, noting that the Fund will pay a Unified Fee. The Board considered the estimated total expense ratio and, separately, the proposed contractual Unified Fee, without the effect of fee waivers, if any (Management Rate) of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense
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Board Approval of Management and Subadvisory Agreements	For the period covered in the report (continued)

structure as the Fund (Expense Group) as selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report (excluding the Fund), which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in the Expense Group.
The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund and nine other flexible portfolio funds. The Board noted that the proposed Management Rate and estimated total expense ratio for the Fund were below the median of its Expense Group. The Board noted that pursuant to the proposed Unified Fee arrangement the Manager would reimburse the Fund for all of its acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, except for (i) the Fund’s Unified Fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. After consideration of the above, the Board concluded that the Management Rate to be charged to the Fund is reasonable.
Profitability
The Board noted that the Manager (and its affiliates) could not report any financial results from their relationships with the Fund because the Fund has not yet commenced investment operations, and thus, the Board could not evaluate the Manager’s (or its affiliates’) profitability with respect to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale in the future, the Board noted that it is not anticipated that the Fund will generate significant, if any, profit for the Manager and/or its affiliates for some time.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the Management Agreement for the Fund for an initial two-year period.
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© 2024 Franklin Templeton Investments. All rights reserved.
ETF2-SFSOI 11/24
Franklin Templeton
ETF Trust
Financial Statements and Other Important Information
Semi-Annual	September 30, 2024
Franklin FTSE Asia ex Japan ETF
Franklin FTSE Australia ETF
Franklin FTSE Brazil ETF
Franklin FTSE Canada ETF
Franklin FTSE China ETF
Franklin FTSE Europe ETF
Franklin FTSE Eurozone ETF
Franklin FTSE Germany ETF
Franklin FTSE Hong Kong ETF
Franklin FTSE India ETF
Franklin FTSE Japan ETF
Franklin FTSE Japan Hedged ETF

Franklin FTSE Latin America ETF
Franklin FTSE Mexico ETF
Franklin FTSE Saudi Arabia ETF
Franklin FTSE South Korea ETF
Franklin FTSE Switzerland ETF
Franklin FTSE Taiwan ETF
Franklin FTSE United Kingdom ETF

Semi-Annual Report	franklintempleton.com

1	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Franklin FTSE Asia ex Japan ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$21.85	$21.41	$24.22	$28.60	$18.39	$21.86
Income from investment operations[a]:
Net investment income[b]	0.35	0.49	0.57	0.55	0.44	0.49
Net realized and unrealized gains (losses)	3.42	0.42	(2.79)	(4.31)	10.21	(3.46)
Total from investment operations	3.77	0.91	(2.22)	(3.76)	10.65	(2.97)
Less distributions from net investment income	(0.36)	(0.47)	(0.59)	(0.62)	(0.44)	(0.50)
Net asset value, end of period	$25.26	$21.85	$21.41	$24.22	$28.60	$18.39
Total return[c]	17.74%	4.32%	(9.10)%	(13.34)%	58.16%	(13.88)%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%
Expenses net of waiver and payments by affiliates	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%
Net investment income	3.07%	2.32%	2.67%	2.01%	1.78%	2.32%
Supplemental data
Net assets, end of period (000’s)	$30,318	$34,965	$29,980	$38,751	$34,317	$14,712
Portfolio turnover rate[e]	2.64%[f]	23.97%[f]	5.85%[f]	10.09%[f]	11.45%[f]	11.42%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Ratios are annualized for periods less than one year.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash ("Cash creations").
[f]Portfolio turnover rate excluding cash creations was as follows:	2.64%	7.41%	5.85%	9.63%	11.45%	11.42%
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	2

Franklin Templeton ETF Trust
Schedule of Investments, September 30, 2024 (unaudited)
Franklin FTSE Asia ex Japan ETF
		Industry	Shares	Value
	Common Stocks 100.2%
	Cambodia 0.0%†
[a]	NagaCorp Ltd.	Hotels, Restaurants & Leisure	6,000	$ 2,881
	China 31.4%
	360 Security Technology, Inc., Class A	Software	2,400	3,021
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	Entertainment	600	1,535
[b]	3SBio, Inc., Class A	Biotechnology	6,000	5,307
	AAC Technologies Holdings, Inc., Class H	Electronic Equipment, Instruments & Components	2,500	10,267
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	Semiconductors & Semiconductor Equipment	245	5,741
	AECC Aero-Engine Control Co. Ltd., Class A	Aerospace & Defense	400	1,255
	AECC Aviation Power Co. Ltd., Class A	Aerospace & Defense	700	4,130
	Agricultural Bank of China Ltd., Class A	Banks	22,800	15,637
	Agricultural Bank of China Ltd., Class H	Banks	120,000	56,543
	Aier Eye Hospital Group Co. Ltd., Class A	Health Care Providers & Services	2,655	6,036
[a]	Air China Ltd., Class A	Passenger Airlines	2,400	2,702
[a]	Air China Ltd., Class H	Passenger Airlines	10,000	5,587
	Airtac International Group, Class A	Machinery	540	15,579
[a,b]	Akeso, Inc.	Biotechnology	2,400	21,196
[c]	Alibaba Group Holding Ltd., Class A	Broadline Retail	64,600	914,837
	Aluminum Corp. of China Ltd., Class A	Metals & Mining	3,600	4,578
	Aluminum Corp. of China Ltd., Class H	Metals & Mining	16,000	12,730
	An Hui Wenergy Co. Ltd., Class A	Independent Power Producers & Energy Traders	600	713
[a]	Angang Steel Co. Ltd., Class A	Metals & Mining	1,800	633
[b]	Angelalign Technology, Inc.	Health Care Equipment & Supplies	200	1,944
	Anhui Anke Biotechnology Group Co. Ltd., Class A	Biotechnology	600	843
	Anhui Conch Cement Co. Ltd., Class A	Construction Materials	1,200	4,482
	Anhui Conch Cement Co. Ltd., Class H	Construction Materials	4,500	13,238
	Anhui Expressway Co. Ltd., Class H	Transportation Infrastructure	2,000	2,431
	Anhui Gujing Distillery Co. Ltd., Class A	Beverages	100	2,901
	Anhui Gujing Distillery Co. Ltd., Class B	Beverages	600	9,671
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	Automobiles	600	2,150
	Anjoy Foods Group Co. Ltd., Class A	Food Products	100	1,419
	ANTA Sports Products Ltd., Class A	Textiles, Apparel & Luxury Goods	4,800	58,366
[c]	Autohome, Inc., ADR	Interactive Media & Services	228	7,437
	AVIC Industry-Finance Holdings Co. Ltd., Class A	Financial Services	2,400	1,269
	AviChina Industry & Technology Co. Ltd., Class H	Aerospace & Defense	6,000	2,935
	Avicopter PLC, Class A	Aerospace & Defense	200	1,192
[a]	BAIC BluePark New Energy Technology Co. Ltd., Class A	Automobiles	1,800	2,076
[b]	BAIC Motor Corp. Ltd., Class H	Automobiles	9,000	2,607
[a,c]	Baidu, Inc., Class A	Interactive Media & Services	8,400	114,199
	Bank of Beijing Co. Ltd., Class A	Banks	6,000	5,007
	Bank of Changsha Co. Ltd., Class A	Banks	1,200	1,435
	Bank of China Ltd., Class A	Banks	13,200	9,430
	Bank of China Ltd., Class H	Banks	318,000	150,249
	Bank of Communications Co. Ltd., Class A	Banks	11,400	12,054
	Bank of Communications Co. Ltd., Class H	Banks	30,000	23,019
	Bank of Guiyang Co. Ltd., Class A	Banks	1,200	1,039
	Bank of Hangzhou Co. Ltd., Class A	Banks	1,800	3,626
	Bank of Jiangsu Co. Ltd., Class A	Banks	4,800	5,761
	Bank of Nanjing Co. Ltd., Class A	Banks	3,000	4,694
	Bank of Ningbo Co. Ltd., Class A	Banks	1,800	6,610
	Bank of Shanghai Co. Ltd., Class A	Banks	4,200	4,735
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Baoshan Iron & Steel Co. Ltd., Class A	Metals & Mining	5,400	$ 5,355
	BBMG Corp., Class A	Construction Materials	2,400	634
	BBMG Corp., Class H	Construction Materials	12,000	1,236
[a]	BeiGene Ltd.	Biotechnology	3,000	55,887
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	Water Utilities	2,400	1,121
[a]	Beijing Capital International Airport Co. Ltd., Class H	Transportation Infrastructure	8,000	2,987
	Beijing Dabeinong Technology Group Co. Ltd., Class A	Food Products	1,800	1,229
	Beijing Enlight Media Co. Ltd., Class A	Entertainment	600	763
	Beijing Enterprises Holdings Ltd., Class H	Gas Utilities	2,000	7,184
[a]	Beijing Jetsen Technology Co. Ltd., Class A	Entertainment	600	471
	Beijing Kingsoft Office Software, Inc., Class A	Software	218	8,298
	Beijing New Building Materials PLC, Class A	Building Products	600	2,827
	Beijing Originwater Technology Co. Ltd., Class A	Commercial Services & Supplies	1,200	835
	Beijing Shiji Information Technology Co. Ltd., Class A	Software	600	628
	Beijing Shougang Co. Ltd., Class A	Metals & Mining	2,400	1,166
	Beijing Sinnet Technology Co. Ltd., Class A	IT Services	600	902
	Beijing Tiantan Biological Products Corp. Ltd., Class A	Biotechnology	720	2,586
	Beijing Tong Ren Tang Co. Ltd., Class A	Pharmaceuticals	600	3,606
	Beijing Ultrapower Software Co. Ltd., Class A	IT Services	600	1,069
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	Biotechnology	203	2,375
	Beijing Yanjing Brewery Co. Ltd., Class A	Beverages	1,200	1,929
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	Ground Transportation	7,800	6,732
[a,c]	Bilibili, Inc., Class Z	Entertainment	1,080	26,946
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	Media	600	604
	BOC Hong Kong Holdings Ltd.	Banks	13,500	43,276
	BOE Technology Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	11,400	7,281
	BOE Technology Group Co. Ltd., Class B	Electronic Equipment, Instruments & Components	3,600	1,279
	Brilliance China Automotive Holdings Ltd.	Automobiles	12,000	4,650
[b]	Budweiser Brewing Co. APAC Ltd., Class H	Beverages	6,600	8,888
	BYD Co. Ltd., Class A	Automobiles	500	21,955
	BYD Co. Ltd., Class H	Automobiles	4,152	151,701
	BYD Electronic International Co. Ltd.	Communications Equipment	3,000	12,572
	By-health Co. Ltd., Class A	Personal Care Products	600	1,277
	C&D International Investment Group Ltd.	Real Estate Management & Development	3,000	6,504
	Caitong Securities Co. Ltd., Class A	Capital Markets	1,200	1,495
[a]	Cambricon Technologies Corp. Ltd., Class A	Semiconductors & Semiconductor Equipment	150	6,197
	CECEP Solar Energy Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,200	878
	CECEP Wind-Power Corp., Class A	Independent Power Producers & Energy Traders	1,800	846
	CGN Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	2,400	1,543
[b]	CGN Power Co. Ltd., Class H	Independent Power Producers & Energy Traders	42,000	16,221
	Changchun High-Tech Industry Group Co. Ltd., Class A	Pharmaceuticals	100	1,570
	Changjiang Securities Co. Ltd., Class A	Capital Markets	1,800	1,857
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	Automobile Components	100	2,110
	Chaozhou Three-Circle Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	3,181
	Chengdu Xingrong Environment Co. Ltd., Class A	Water Utilities	1,200	1,245
	China Baoan Group Co. Ltd., Class A	Industrial Conglomerates	600	824
franklintempleton.com	Semi-Annual Report	4

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
[a,b]	China Bohai Bank Co. Ltd., Class H	Banks	12,000	$ 1,607
	China Cinda Asset Management Co. Ltd., Class H	Capital Markets	36,000	5,005
	China CITIC Bank Corp. Ltd., Class A	Banks	6,600	6,611
	China CITIC Bank Corp. Ltd., Class H	Banks	36,000	22,988
[a,b]	China CITIC Financial Asset Management Co. Ltd., Class H	Capital Markets	60,000	4,171
	China Coal Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,200	2,529
	China Coal Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	8,000	9,990
	China Communications Services Corp. Ltd., Class H	Construction & Engineering	12,000	6,504
	China Conch Venture Holdings Ltd.	Construction & Engineering	6,000	5,925
	China Construction Bank Corp., Class A	Banks	3,000	3,399
	China Construction Bank Corp., Class H	Banks	360,000	272,520
	China CSSC Holdings Ltd., Class A	Machinery	1,200	7,162
[a]	China Eastern Airlines Corp. Ltd., Class A	Passenger Airlines	5,400	3,194
	China Energy Engineering Corp. Ltd., Class A	Construction & Engineering	10,200	3,512
	China Energy Engineering Corp. Ltd., Class H	Construction & Engineering	24,000	3,059
	China Everbright Bank Co. Ltd., Class A	Banks	13,200	6,790
	China Everbright Bank Co. Ltd., Class H	Banks	12,000	4,079
[b]	China Feihe Ltd.	Food Products	12,000	9,084
	China Galaxy Securities Co. Ltd., Class A	Capital Markets	1,800	3,958
	China Galaxy Securities Co. Ltd., Class H	Capital Markets	15,000	14,020
	China Great Wall Securities Co. Ltd., Class A	Capital Markets	600	788
[a]	China Greatwall Technology Group Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	1,200	1,780
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	Real Estate Management & Development	600	847
	China Hongqiao Group Ltd.	Metals & Mining	9,000	15,016
	China International Capital Corp. Ltd., Class A	Capital Markets	300	1,655
[b]	China International Capital Corp. Ltd., Class H	Capital Markets	4,800	8,590
	China International Marine Containers Group Co. Ltd., Class A	Machinery	600	771
	China International Marine Containers Group Co. Ltd., Class H	Machinery	3,000	2,368
	China Jinmao Holdings Group Ltd., Class A	Real Estate Management & Development	24,000	3,615
	China Jushi Co. Ltd., Class A	Construction Materials	1,200	2,016
	China Lesso Group Holdings Ltd.	Building Products	6,000	3,051
	China Life Insurance Co. Ltd., Class H	Insurance	30,000	60,328
[a,b,c]	China Literature Ltd., Class A	Media	1,200	5,005
	China Longyuan Power Group Corp. Ltd., Class H	Independent Power Producers & Energy Traders	12,000	10,892
	China Medical System Holdings Ltd.	Pharmaceuticals	6,000	6,913
	China Merchants Bank Co. Ltd., Class A	Banks	5,400	29,019
	China Merchants Bank Co. Ltd., Class H	Banks	14,500	71,963
	China Merchants Energy Shipping Co. Ltd., Class A	Oil, Gas & Consumable Fuels	3,000	3,446
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	Transportation Infrastructure	1,800	3,238
	China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	5,100	8,128
	China Merchants Securities Co. Ltd., Class A	Capital Markets	2,400	6,666
[b]	China Merchants Securities Co. Ltd., Class H	Capital Markets	1,200	1,406
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	Real Estate Management & Development	2,400	4,201
	China Minsheng Banking Corp. Ltd., Class A	Banks	10,200	5,859
	China Minsheng Banking Corp. Ltd., Class H	Banks	24,000	9,795
5	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	China National Building Material Co. Ltd., Class H	Construction Materials	19,500	$ 8,586
	China National Chemical Engineering Co. Ltd., Class A	Construction & Engineering	1,800	2,119
	China National Nuclear Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	4,800	7,647
[a]	China National Software & Service Co. Ltd., Class A	Software	260	1,557
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	Metals & Mining	1,200	3,537
	China Oilfield Services Ltd., Class A	Energy Equipment & Services	600	1,379
	China Oilfield Services Ltd., Class H	Energy Equipment & Services	8,000	7,364
	China Overseas Land & Investment Ltd., Class A	Real Estate Management & Development	15,000	30,743
	China Pacific Insurance Group Co. Ltd., Class A	Insurance	1,800	10,056
	China Pacific Insurance Group Co. Ltd., Class H	Insurance	9,600	34,606
	China Petroleum & Chemical Corp., Class A	Oil, Gas & Consumable Fuels	11,400	11,337
	China Petroleum & Chemical Corp., Class H	Oil, Gas & Consumable Fuels	96,000	59,818
	China Railway Group Ltd., Class A	Construction & Engineering	6,000	5,633
	China Railway Group Ltd., Class H	Construction & Engineering	18,000	9,455
	China Railway Signal & Communication Corp. Ltd., Class A	Electronic Equipment, Instruments & Components	2,000	1,797
[b]	China Railway Signal & Communication Corp. Ltd., Class H	Electronic Equipment, Instruments & Components	6,000	2,510
	China Rare Earth Resources & Technology Co. Ltd., Class A	Metals & Mining	600	2,427
	China Reinsurance Group Corp., Class H	Insurance	24,000	2,595
	China Resources Building Materials Technology Holdings Ltd.	Construction Materials	12,000	3,399
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	600	2,042
	China Resources Microelectronics Ltd., Class A	Semiconductors & Semiconductor Equipment	395	2,661
[b]	China Resources Mixc Lifestyle Services Ltd.	Real Estate Management & Development	2,400	10,799
[b]	China Resources Pharmaceutical Group Ltd., Class A	Pharmaceuticals	6,000	4,642
	China Resources Power Holdings Co. Ltd.	Independent Power Producers & Energy Traders	7,200	19,558
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	360	2,449
[a,c]	China Ruyi Holdings Ltd.	Entertainment	24,000	6,983
	China Shenhua Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,800	11,214
	China Shenhua Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	12,000	54,149
	China South Publishing & Media Group Co. Ltd., Class A	Media	600	1,193
[a]	China Southern Airlines Co. Ltd., Class A	Passenger Airlines	3,600	3,364
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A	Commercial Services & Supplies	600	416
	China State Construction Engineering Corp. Ltd., Class A	Construction & Engineering	12,600	11,126
	China Suntien Green Energy Corp. Ltd., Class H	Oil, Gas & Consumable Fuels	6,000	2,819
	China Taiping Insurance Holdings Co. Ltd.	Insurance	6,000	9,656
	China Three Gorges Renewables Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	7,200	4,990
	China Tourism Group Duty Free Corp. Ltd., Class A	Specialty Retail	600	6,618
[b]	China Tourism Group Duty Free Corp. Ltd., Class H	Specialty Retail	600	5,817
[b]	China Tower Corp. Ltd., Class H	Diversified Telecommunication Services	180,000	23,869
	China United Network Communications Ltd., Class A	Wireless Telecommunication Services	8,400	6,421
franklintempleton.com	Semi-Annual Report	6

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
[a]	China Vanke Co. Ltd., Class A	Real Estate Management & Development	3,000	$ 4,167
[a]	China Vanke Co. Ltd., Class H	Real Estate Management & Development	9,000	8,632
	China XD Electric Co. Ltd., Class A	Electrical Equipment	1,200	1,493
	China Yangtze Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	6,600	28,338
	China Zhenhua Group Science & Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	200	1,248
	China Zheshang Bank Co. Ltd., Class A	Banks	2,400	1,008
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	Media	600	1,339
	Chongqing Changan Automobile Co. Ltd., Class A	Automobiles	2,400	5,103
	Chongqing Changan Automobile Co. Ltd., Class B	Automobiles	7,200	3,615
	Chongqing Rural Commercial Bank Co. Ltd., Class A	Banks	1,200	933
	Chongqing Rural Commercial Bank Co. Ltd., Class H	Banks	6,000	3,113
	Chongqing Zhifei Biological Products Co. Ltd., Class A	Biotechnology	700	3,339
	Chow Tai Fook Jewellery Group Ltd., Class A	Specialty Retail	7,200	8,111
	CITIC Ltd., Class B	Industrial Conglomerates	24,000	28,364
	Citic Pacific Special Steel Group Co. Ltd., Class A	Metals & Mining	1,480	2,884
	CITIC Securities Co. Ltd., Class A	Capital Markets	3,600	13,991
	CITIC Securities Co. Ltd., Class H	Capital Markets	6,000	15,874
	CMOC Group Ltd., Class A	Metals & Mining	3,000	3,729
	CMOC Group Ltd., Class H	Metals & Mining	18,000	17,681
	CMST Development Co. Ltd., Class A	Air Freight & Logistics	1,200	912
	CNGR Advanced Material Co. Ltd., Class A	Chemicals	180	1,033
	CNOOC Energy Technology & Services Ltd., Class A	Energy Equipment & Services	1,800	1,168
	CNPC Capital Co. Ltd., Class A	Banks	1,200	1,264
	Contemporary Amperex Technology Co. Ltd., Class A	Electrical Equipment	1,200	43,189
	COSCO SHIPPING Development Co. Ltd., Class A	Trading Companies & Distributors	3,000	1,132
	COSCO SHIPPING Development Co. Ltd., Class H	Trading Companies & Distributors	12,000	1,607
	COSCO SHIPPING Energy Transportation Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,200	2,718
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	Oil, Gas & Consumable Fuels	6,000	7,315
	COSCO SHIPPING Holdings Co. Ltd., Class A	Marine Transportation	4,200	9,428
	COSCO SHIPPING Holdings Co. Ltd., Class H	Marine Transportation	10,500	17,627
[a]	Country Garden Holdings Co. Ltd.	Real Estate Management & Development	72,000	1,798
	Country Garden Services Holdings Co. Ltd.	Real Estate Management & Development	9,000	7,543
	CRRC Corp. Ltd., Class A	Machinery	7,200	8,405
	CRRC Corp. Ltd., Class H	Machinery	18,000	11,772
	CSC Financial Co. Ltd., Class A	Capital Markets	1,800	6,908
[b]	CSC Financial Co. Ltd., Class H	Capital Markets	3,000	3,414
	CSG Holding Co. Ltd., Class B	Construction Materials	4,800	1,607
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	600	2,649
	CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	36,000	28,040
	Daqin Railway Co. Ltd., Class A	Ground Transportation	4,800	4,705
[a]	Daqo New Energy Corp., ADR	Semiconductors & Semiconductor Equipment	198	4,033
7	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Datang International Power Generation Co. Ltd., Class A	Independent Power Producers & Energy Traders	2,400	$ 1,018
	Datang International Power Generation Co. Ltd., Class H	Independent Power Producers & Energy Traders	12,000	2,472
	DHC Software Co. Ltd., Class A	IT Services	1,200	981
	Dong-E-E-Jiao Co. Ltd., Class A	Pharmaceuticals	200	1,763
	Dongfang Electric Corp. Ltd., Class A	Electrical Equipment	600	1,355
	Dongfang Electric Corp. Ltd., Class H	Electrical Equipment	1,200	1,641
	Dongfeng Motor Group Co. Ltd., Class H	Automobiles	9,000	2,931
	Dongxing Securities Co. Ltd., Class A	Capital Markets	600	939
[a,b]	East Buy Holding Ltd.	Consumer Staples Distribution & Retail	2,500	6,360
[c]	East Money Information Co. Ltd., Class A	Capital Markets	4,200	12,182
	Ecovacs Robotics Co. Ltd., Class A	Household Durables	200	1,463
	ENN Energy Holdings Ltd.	Gas Utilities	3,000	23,193
	ENN Natural Gas Co. Ltd., Class A	Gas Utilities	600	1,764
	Eoptolink Technology, Inc. Ltd., Class A	Electronic Equipment, Instruments & Components	200	3,714
[b]	ESR Group Ltd., Class H	Real Estate Management & Development	9,600	15,325
	Eve Energy Co. Ltd., Class A	Electrical Equipment	600	4,182
	Everbright Securities Co. Ltd., Class A	Capital Markets	1,200	3,301
[a]	Everdisplay Optronics Shanghai Co. Ltd., Class A	Electronic Equipment, Instruments & Components	3,000	1,080
	Fangda Carbon New Material Co. Ltd., Class A	Electrical Equipment	1,200	857
	FAW Jiefang Group Co. Ltd., Class A	Machinery	600	795
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	Communications Equipment	400	981
	First Capital Securities Co. Ltd., Class A	Capital Markets	1,200	1,217
	Flat Glass Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	600	1,733
	Flat Glass Group Co. Ltd., Class H	Semiconductors & Semiconductor Equipment	2,000	3,368
	Focus Media Information Technology Co. Ltd., Class A	Media	4,200	4,243
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	Food Products	1,200	8,259
	Fosun International Ltd.	Industrial Conglomerates	6,000	3,847
	Founder Securities Co. Ltd., Class A	Capital Markets	2,400	3,203
	Foxconn Industrial Internet Co. Ltd., Class A	Electronic Equipment, Instruments & Components	3,600	12,957
	Fujian Funeng Co. Ltd., Class A	Independent Power Producers & Energy Traders	600	890
	Fujian Sunner Development Co. Ltd., Class A	Food Products	600	1,189
[c]	Full Truck Alliance Co. Ltd., ADR	Ground Transportation	2,550	22,976
	Fuyao Glass Industry Group Co. Ltd., Class A	Automobile Components	600	4,990
[b]	Fuyao Glass Industry Group Co. Ltd., Class H	Automobile Components	2,400	16,144
	GalaxyCore, Inc., Class A	Semiconductors & Semiconductor Equipment	1,200	2,526
	Ganfeng Lithium Group Co. Ltd., Class A	Chemicals	600	2,955
[b]	Ganfeng Lithium Group Co. Ltd., Class H	Chemicals	1,800	5,191
[a]	GCL System Integration Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,800	594
[a]	GCL Technology Holdings Ltd.	Semiconductors & Semiconductor Equipment	78,000	14,059
	GD Power Development Co. Ltd., Class A	Independent Power Producers & Energy Traders	4,800	3,752
[a,c]	GDS Holdings Ltd., Class A	IT Services	2,400	6,751
	GEM Co. Ltd., Class A	Metals & Mining	1,200	1,223
	Gemdale Corp., Class A	Real Estate Management & Development	1,200	938
[a]	Genscript Biotech Corp.	Life Sciences Tools & Services	6,000	10,768
	GF Securities Co. Ltd., Class A	Capital Markets	1,800	4,295
	GF Securities Co. Ltd., Class H	Capital Markets	3,600	4,996
[b]	Giant Biogene Holding Co. Ltd.	Personal Care Products	1,200	7,871
	Giant Network Group Co. Ltd., Class A	Entertainment	600	1,012
	GoerTek, Inc., Class A	Electronic Equipment, Instruments & Components	1,200	3,887
franklintempleton.com	Semi-Annual Report	8

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Goldwind Science & Technology Co. Ltd., Class A	Electrical Equipment	600	$ 859
	Goldwind Science & Technology Co. Ltd., Class H	Electrical Equipment	2,400	1,811
	Gotion High-tech Co. Ltd., Class A	Electrical Equipment	600	1,980
[a]	Grandjoy Holdings Group Co. Ltd., Class A	Real Estate Management & Development	1,200	576
	Great Wall Motor Co. Ltd., Class A	Automobiles	1,200	5,197
	Great Wall Motor Co. Ltd., Class H	Automobiles	9,000	16,801
	Gree Electric Appliances, Inc. of Zhuhai, Class A	Household Durables	1,200	8,220
[a]	Greenland Holdings Corp. Ltd., Class A	Real Estate Management & Development	3,000	892
	Greentown China Holdings Ltd.	Real Estate Management & Development	6,000	7,076
	GRG Banking Equipment Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	600	1,003
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	Independent Power Producers & Energy Traders	600	420
	Guangdong Electric Power Development Co. Ltd., Class A	Independent Power Producers & Energy Traders	600	433
	Guangdong Electric Power Development Co. Ltd., Class B	Independent Power Producers & Energy Traders	3,600	996
	Guangdong Haid Group Co. Ltd., Class A	Food Products	600	4,117
	Guangdong HEC Technology Holding Co. Ltd., Class A	Metals & Mining	1,200	1,358
	Guanghui Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,800	1,849
	Guangshen Railway Co. Ltd., Class A	Ground Transportation	1,800	972
	Guangxi Guiguan Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,200	1,207
	Guangxi Liugong Machinery Co. Ltd., Class A	Machinery	600	1,072
	Guangzhou Automobile Group Co. Ltd., Class A	Automobiles	1,200	1,514
	Guangzhou Automobile Group Co. Ltd., Class H	Automobiles	12,000	4,712
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	Health Care Providers & Services	600	2,629
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	Health Care Providers & Services	1,000	2,652
	Guangzhou Haige Communications Group, Inc. Co., Class A	Communications Equipment	600	910
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	Chemicals	600	1,588
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	Oil, Gas & Consumable Fuels	600	503
	Guolian Securities Co. Ltd., Class A	Capital Markets	600	1,078
	Guosen Securities Co. Ltd., Class A	Capital Markets	1,800	3,043
[a]	Guosheng Financial Holding, Inc., Class A	Capital Markets	600	1,066
[d]	Guotai Junan Securities Co. Ltd., Class A	Capital Markets	2,400	5,041
[b,d]	Guotai Junan Securities Co. Ltd., Class H	Capital Markets	2,400	2,443
	Guoyuan Securities Co. Ltd., Class A	Capital Markets	1,200	1,521
[c]	H World Group Ltd.	Hotels, Restaurants & Leisure	7,200	28,225
[b,c]	Haidilao International Holding Ltd.	Hotels, Restaurants & Leisure	6,000	14,723
	Haier Smart Home Co. Ltd., Class A	Household Durables	1,800	8,269
	Haier Smart Home Co. Ltd., Class H	Household Durables	8,400	33,741
[a]	Hainan Airlines Holding Co. Ltd., Class A	Passenger Airlines	12,000	2,212
[a]	Hainan Airport Infrastructure Co. Ltd., Class A	Real Estate Management & Development	3,000	1,642
	Haitian International Holdings Ltd.	Machinery	2,000	6,437
[d]	Haitong Securities Co. Ltd., Class A	Capital Markets	3,000	3,759
[d]	Haitong Securities Co. Ltd., Class H	Capital Markets	14,400	6,724
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	Real Estate Management & Development	1,200	1,944
	Hangzhou First Applied Material Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	634	1,600
	Hangzhou Great Star Industrial Co. Ltd., Class A	Household Durables	400	1,792
9	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Hangzhou Robam Appliances Co. Ltd., Class A	Household Durables	600	$ 1,987
[a]	Hangzhou Silan Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	600	1,939
	Hangzhou Tigermed Consulting Co. Ltd., Class A	Life Sciences Tools & Services	300	2,957
[b]	Hangzhou Tigermed Consulting Co. Ltd., Class H	Life Sciences Tools & Services	600	3,098
	Han’s Laser Technology Industry Group Co. Ltd., Class A	Machinery	600	2,017
[b]	Hansoh Pharmaceutical Group Co. Ltd.	Pharmaceuticals	3,000	8,091
	Heilongjiang Agriculture Co. Ltd., Class A	Food Products	600	1,274
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	Metals & Mining	600	1,721
	Henan Shuanghui Investment & Development Co. Ltd., Class A	Food Products	1,200	4,645
	Hengan International Group Co. Ltd.	Personal Care Products	2,200	7,591
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	1,217
	Hengli Petrochemical Co. Ltd., Class A	Chemicals	1,200	2,685
	Hengtong Optic-electric Co. Ltd., Class A	Communications Equipment	600	1,450
	Hengyi Petrochemical Co. Ltd., Class A	Chemicals	1,200	1,202
	Hesteel Co. Ltd., Class A	Metals & Mining	3,600	1,142
	Hisense Home Appliances Group Co. Ltd., Class H	Household Durables	2,000	7,467
	Hithink RoyalFlush Information Network Co. Ltd., Class A	Capital Markets	200	5,524
	HLA Group Corp. Ltd., Class A	Specialty Retail	1,200	1,300
	Hongta Securities Co. Ltd., Class A	Capital Markets	600	753
[a]	Hopson Development Holdings Ltd.	Real Estate Management & Development	4,200	2,612
	Hoshine Silicon Industry Co. Ltd., Class A	Chemicals	200	1,715
[b]	Hua Hong Semiconductor Ltd.	Semiconductors & Semiconductor Equipment	2,000	5,381
	Huaan Securities Co. Ltd., Class A	Capital Markets	1,200	1,024
	Huadian Power International Corp. Ltd., Class A	Independent Power Producers & Energy Traders	2,400	2,054
	Huadian Power International Corp. Ltd., Class H	Independent Power Producers & Energy Traders	6,000	3,414
	Huadong Medicine Co. Ltd., Class A	Health Care Providers & Services	600	3,000
	Huafon Chemical Co. Ltd., Class A	Chemicals	1,200	1,440
	Huagong Tech Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	2,994
	Huaibei Mining Holdings Co. Ltd., Class A	Metals & Mining	600	1,544
	Hualan Biological Engineering, Inc., Class A	Biotechnology	600	1,535
	Huaneng Lancang River Hydropower, Inc., Class A	Independent Power Producers & Energy Traders	1,800	2,971
	Huaneng Power International, Inc., Class A	Independent Power Producers & Energy Traders	1,800	1,983
	Huaneng Power International, Inc., Class H	Independent Power Producers & Energy Traders	18,000	11,054
	Huatai Securities Co. Ltd., Class A	Capital Markets	2,400	6,035
[b]	Huatai Securities Co. Ltd., Class H	Capital Markets	4,800	7,737
	Huaxia Bank Co. Ltd., Class A	Banks	4,800	5,096
	Huaxin Cement Co. Ltd., Class H	Construction Materials	1,200	1,326
	Huayu Automotive Systems Co. Ltd., Class A	Automobile Components	1,200	3,074
	Hubei Energy Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,800	1,373
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	Chemicals	600	1,929
	Huizhou Desay Sv Automotive Co. Ltd., Class A	Automobile Components	200	3,423
	Humanwell Healthcare Group Co. Ltd., Class A	Pharmaceuticals	600	1,808
	Hunan Valin Steel Co. Ltd., Class A	Metals & Mining	2,400	1,612
	Hundsun Technologies, Inc., Class A	Software	600	1,961
[a]	HUTCHMED China Ltd.	Pharmaceuticals	2,000	8,291
[a,b,c]	Hygeia Healthcare Holdings Co. Ltd., Class C	Health Care Providers & Services	1,200	3,661
	Hygon Information Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	600	8,854
franklintempleton.com	Semi-Annual Report	10

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	IEIT Systems Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	600	$ 3,558
	Iflytek Co. Ltd., Class A	Software	600	3,810
	Imeik Technology Development Co. Ltd., Class A	Biotechnology	140	4,713
	Industrial & Commercial Bank of China Ltd., Class A	Banks	20,400	18,014
	Industrial & Commercial Bank of China Ltd., Class H	Banks	300,000	179,208
	Industrial Bank Co. Ltd., Class A	Banks	5,400	14,868
	Industrial Securities Co. Ltd., Class A	Capital Markets	2,400	2,339
[a]	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	Metals & Mining	11,400	2,818
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	Oil, Gas & Consumable Fuels	600	1,698
	Inner Mongolia ERDOS Resources Co. Ltd., Class B	Metals & Mining	2,400	2,203
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	Chemicals	2,400	1,574
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	Independent Power Producers & Energy Traders	1,800	1,235
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	Food Products	1,800	7,477
	Inner Mongolia Yitai Coal Co. Ltd., Class B	Oil, Gas & Consumable Fuels	4,200	9,005
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	Chemicals	1,200	1,156
[a,b]	Innovent Biologics, Inc., Class B	Biotechnology	6,000	36,382
[a,c]	iQIYI, Inc., ADR	Entertainment	1,788	5,114
[a]	IRICO Display Devices Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,200	1,283
	Isoftstone Information Technology Group Co. Ltd., Class A	IT Services	600	4,417
	JA Solar Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,136	2,199
	Jafron Biomedical Co. Ltd., Class A	Health Care Equipment & Supplies	200	936
	JCET Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	600	3,029
[a,b,c]	JD Health International, Inc.	Consumer Staples Distribution & Retail	4,200	18,925
[a,b,c]	JD Logistics, Inc.	Air Freight & Logistics	6,600	11,896
[c]	JD.com, Inc., Class A	Broadline Retail	10,200	219,430
	Jiangsu Eastern Shenghong Co. Ltd., Class A	Chemicals	1,200	1,591
	Jiangsu Expressway Co. Ltd., Class A	Transportation Infrastructure	600	1,223
	Jiangsu Expressway Co. Ltd., Class H	Transportation Infrastructure	6,000	6,079
	Jiangsu Financial Leasing Co. Ltd., Class A	Financial Services	1,200	922
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	Machinery	496	4,465
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	Pharmaceuticals	1,800	13,451
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	Beverages	600	4,419
	Jiangsu Linyang Energy Co. Ltd., Class A	Electrical Equipment	600	652
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	Media	600	1,030
	Jiangsu Yanghe Distillery Co. Ltd., Class A	Beverages	600	8,504
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	Health Care Equipment & Supplies	300	1,641
	Jiangsu Zhongtian Technology Co. Ltd., Class A	Electrical Equipment	1,200	2,656
	Jiangxi Copper Co. Ltd., Class A	Metals & Mining	600	2,093
	Jiangxi Copper Co. Ltd., Class H	Metals & Mining	5,000	10,183
[a]	Jiangxi Special Electric Motor Co. Ltd., Class A	Electrical Equipment	600	737
	Jinduicheng Molybdenum Co. Ltd., Class A	Metals & Mining	600	1,020
	Jinko Solar Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,800	2,266
[b,c]	Jinxin Fertility Group Ltd.	Health Care Providers & Services	9,000	4,241
[b]	Jiumaojiu International Holdings Ltd.	Hotels, Restaurants & Leisure	3,600	2,294
11	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Jizhong Energy Resources Co. Ltd., Class A	Oil, Gas & Consumable Fuels	600	$ 571
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	Pharmaceuticals	600	1,018
[b]	Joinn Laboratories China Co. Ltd., Class H	Life Sciences Tools & Services	600	756
	Jointown Pharmaceutical Group Co. Ltd., Class A	Health Care Providers & Services	1,606	1,317
[a,c]	JOYY, Inc., ADR	Interactive Media & Services	102	3,696
	Juneyao Airlines Co. Ltd., Class A	Passenger Airlines	600	1,168
[a]	J-Yuan Trust Co. Ltd., Class A	Capital Markets	3,000	1,402
[c]	Kanzhun Ltd., ADR	Interactive Media & Services	1,242	21,561
[c]	KE Holdings, Inc., ADR	Real Estate Management & Development	2,286	45,514
	Keda Industrial Group Co. Ltd., Class A	Machinery	600	745
	Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	3,000	7,609
[a,c]	Kingdee International Software Group Co. Ltd.	Software	12,000	13,904
	Kingnet Network Co. Ltd., Class A	Entertainment	600	1,019
	Kingsoft Corp. Ltd.	Entertainment	3,600	13,696
[a,b,c]	Kuaishou Technology, Class B	Interactive Media & Services	10,800	76,264
[a]	Kuang-Chi Technologies Co. Ltd., Class A	Aerospace & Defense	600	2,142
	Kunlun Tech Co. Ltd., Class A	Entertainment	600	3,219
	Kweichow Moutai Co. Ltd., Class A	Beverages	350	87,417
	Lao Feng Xiang Co. Ltd., Class B	Textiles, Apparel & Luxury Goods	1,200	4,601
	LB Group Co. Ltd., Class A	Chemicals	600	1,781
	Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	6,000	2,155
[a,b]	Legend Holdings Corp., Class H	Technology Hardware, Storage & Peripherals	2,400	2,215
	Lenovo Group Ltd.	Technology Hardware, Storage & Peripherals	30,000	40,940
	Lens Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,800	5,260
	Leo Group Co. Ltd., Class A	Media	1,800	476
	Lepu Medical Technology Beijing Co. Ltd., Class A	Health Care Equipment & Supplies	600	1,129
	Leyard Optoelectronic Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	450
[a,c]	Li Auto, Inc., Class A	Automobiles	4,200	58,451
	Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	9,000	22,826
	Liaoning Port Co. Ltd., Class A	Transportation Infrastructure	5,400	1,150
	Lingyi iTech Guangdong Co., Class A	Electronic Equipment, Instruments & Components	2,400	2,575
	Livzon Pharmaceutical Group, Inc., Class A	Pharmaceuticals	200	1,162
	Livzon Pharmaceutical Group, Inc., Class H	Pharmaceuticals	600	2,283
[b,c]	Longfor Group Holdings Ltd.	Real Estate Management & Development	9,000	17,426
	LONGi Green Energy Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,400	6,022
[c]	Lufax Holding Ltd., ADR	Consumer Finance	732	2,555
	Luxi Chemical Group Co. Ltd., Class A	Chemicals	600	1,072
	Luxshare Precision Industry Co. Ltd., Class A	Electronic Equipment, Instruments & Components	2,400	14,903
[a,b]	Luye Pharma Group Ltd.	Pharmaceuticals	9,000	3,882
	Luzhou Laojiao Co. Ltd., Class A	Beverages	400	8,556
[a]	Maanshan Iron & Steel Co. Ltd., Class A	Metals & Mining	1,800	612
	Mango Excellent Media Co. Ltd., Class A	Entertainment	600	2,256
	Maxscend Microelectronics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	260	3,451
	Meihua Holdings Group Co. Ltd., Class A	Chemicals	1,200	1,869
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	Health Care Providers & Services	1,200	742
[a,b,c]	Meituan, Class B	Hotels, Restaurants & Leisure	21,600	478,301
	Metallurgical Corp. of China Ltd., Class A	Construction & Engineering	4,800	2,291
	Metallurgical Corp. of China Ltd., Class H	Construction & Engineering	12,000	2,456
[a]	Microport Scientific Corp.	Health Care Equipment & Supplies	3,600	3,652
[a]	Midea Group Co. Ltd.	Household Durables	1,200	11,471
	Ming Yang Smart Energy Group Ltd., Class A	Electrical Equipment	600	926
	MINISO Group Holding Ltd.	Broadline Retail	1,200	5,739
franklintempleton.com	Semi-Annual Report	12

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Minmetals Capital Co. Ltd., Class A	Capital Markets	1,200	$ 1,144
[a]	Minth Group Ltd.	Automobile Components	3,000	6,180
[a]	MMG Ltd.	Metals & Mining	12,000	4,279
	Montage Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	306	2,924
[a]	Muyuan Foods Co. Ltd., Class A	Food Products	1,596	10,561
	Nanjing Iron & Steel Co. Ltd., Class A	Metals & Mining	1,800	1,247
	Nanjing Securities Co. Ltd., Class A	Capital Markets	1,200	1,660
	NARI Technology Co. Ltd., Class A	Electrical Equipment	2,400	9,489
	National Silicon Industry Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,200	3,254
	NAURA Technology Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	200	10,459
[a]	NavInfo Co. Ltd., Class A	Software	600	804
[c]	NetEase, Inc.	Entertainment	6,900	133,692
	New China Life Insurance Co. Ltd., Class A	Insurance	600	3,980
	New China Life Insurance Co. Ltd., Class H	Insurance	3,000	9,366
[a]	New Hope Liuhe Co. Ltd., Class A	Food Products	1,200	1,785
[c]	New Oriental Education & Technology Group, Inc.	Diversified Consumer Services	6,000	47,892
	Newland Digital Technology Co. Ltd., Class A	Software	600	1,467
[a]	Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	6,000	3,190
[a]	Ninestar Corp., Class A	Technology Hardware, Storage & Peripherals	600	2,600
	Ningbo Deye Technology Co. Ltd., Class A	Machinery	80	1,162
	Ningbo Joyson Electronic Corp., Class A	Automobile Components	600	1,479
	Ningbo Orient Wires & Cables Co. Ltd., Class A	Electrical Equipment	200	1,577
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	Electrical Equipment	400	1,994
	Ningbo Shanshan Co. Ltd., Class A	Chemicals	600	799
	Ningbo Tuopu Group Co. Ltd., Class A	Automobile Components	870	5,751
	Ningbo Zhoushan Port Co. Ltd., Class A	Transportation Infrastructure	1,800	988
	Ningxia Baofeng Energy Group Co. Ltd., Class A	Chemicals	600	1,487
[a,c]	NIO, Inc., Class A	Automobiles	4,860	35,257
[b]	Nongfu Spring Co. Ltd., Class H	Beverages	7,200	31,701
	Northeast Securities Co. Ltd., Class A	Capital Markets	600	703
	Offshore Oil Engineering Co. Ltd., Class A	Energy Equipment & Services	1,200	998
[a]	OFILM Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,200	1,706
	ORG Technology Co. Ltd., Class A	Containers & Packaging	600	426
	Orient Securities Co. Ltd., Class A	Capital Markets	1,800	2,857
[b]	Orient Securities Co. Ltd., Class H	Capital Markets	2,400	1,548
[a]	Oriental Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	600	832
[a]	Ourpalm Co. Ltd., Class A	Entertainment	1,200	948
[a]	Pacific Securities Co. Ltd., Class A	Capital Markets	1,800	1,193
[a]	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	Metals & Mining	2,400	1,012
[a,c]	PDD Holdings, Inc., ADR	Broadline Retail	2,688	362,369
	People.cn Co. Ltd., Class A	Media	600	2,016
	People’s Insurance Co. Group of China Ltd., Class A	Insurance	3,000	3,189
	People’s Insurance Co. Group of China Ltd., Class H	Insurance	30,000	14,329
	PetroChina Co. Ltd., Class A	Oil, Gas & Consumable Fuels	7,200	9,280
	PetroChina Co. Ltd., Class H	Oil, Gas & Consumable Fuels	80,000	65,298
	Pharmaron Beijing Co. Ltd., Class A	Life Sciences Tools & Services	600	2,602
[b]	Pharmaron Beijing Co. Ltd., Class H	Life Sciences Tools & Services	1,200	2,317
	PICC Property & Casualty Co. Ltd., Class H	Insurance	26,000	38,561
	Ping An Bank Co. Ltd., Class A	Banks	5,400	9,421
[a,b]	Ping An Healthcare & Technology Co. Ltd.	Consumer Staples Distribution & Retail	2,400	4,480
	Ping An Insurance Group Co. of China Ltd., Class A	Insurance	3,000	24,472
13	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
[c]	Ping An Insurance Group Co. of China Ltd., Class H	Insurance	24,000	$ 154,953
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	Oil, Gas & Consumable Fuels	600	940
[a]	Polaris Bay Group Co. Ltd., Class A	Capital Markets	600	720
	Poly Developments & Holdings Group Co. Ltd., Class A	Real Estate Management & Development	3,000	4,728
[e]	Poly Property Services Co. Ltd., Class H	Real Estate Management & Development	600	2,661
[b]	Pop Mart International Group Ltd.	Specialty Retail	2,400	16,453
	Postal Savings Bank of China Co. Ltd., Class A	Banks	6,600	4,960
[b]	Postal Savings Bank of China Co. Ltd., Class H	Banks	42,000	25,143
	Power Construction Corp. of China Ltd., Class A	Construction & Engineering	4,800	3,868
[c]	Qifu Technology, Inc., ADR	Consumer Finance	456	13,593
	Qingdao TGOOD Electric Co. Ltd., Class A	Electrical Equipment	600	1,886
[a]	Qinghai Salt Lake Industry Co. Ltd., Class A	Chemicals	1,800	4,774
[a,b]	Remegen Co. Ltd., Class H	Biotechnology	500	1,101
[c]	RLX Technology, Inc., ADR	Tobacco	2,796	5,061
	Rongsheng Petrochemical Co. Ltd., Class A	Chemicals	2,450	3,623
	SAIC Motor Corp. Ltd., Class A	Automobiles	2,400	5,017
	Sailun Group Co. Ltd., Class A	Automobile Components	1,200	2,750
	Sanan Optoelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,800	3,205
	Sany Heavy Equipment International Holdings Co. Ltd.	Machinery	5,000	3,746
	Sany Heavy Industry Co. Ltd., Class A	Machinery	2,400	6,474
	Satellite Chemical Co. Ltd., Class A	Chemicals	1,200	3,201
	SDIC Capital Co. Ltd., Class A	Capital Markets	1,800	2,099
	SDIC Power Holdings Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,800	4,359
	Sealand Securities Co. Ltd., Class A	Capital Markets	1,800	1,242
[a]	Seazen Group Ltd.	Real Estate Management & Development	12,000	3,924
[a]	Seazen Holdings Co. Ltd., Class A	Real Estate Management & Development	600	1,231
[a,b,c]	SenseTime Group, Inc., Class B	Software	84,000	18,601
[a]	Seres Group Co. Ltd., Class A	Automobiles	400	5,168
	SF Holding Co. Ltd., Class A	Air Freight & Logistics	1,200	7,712
	SG Micro Corp., Class A	Semiconductors & Semiconductor Equipment	195	2,647
	Shaanxi Coal Industry Co. Ltd., Class A	Oil, Gas & Consumable Fuels	2,400	9,458
	Shaanxi Energy Investment Co. Ltd., Class A	Independent Power Producers & Energy Traders	600	939
	Shaanxi International Trust Co. Ltd., Class A	Capital Markets	1,800	962
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,200	1,452
[a]	Shandong Chenming Paper Holdings Ltd., Class B	Paper & Forest Products	3,000	603
	Shandong Gold Mining Co. Ltd., Class A	Metals & Mining	1,200	5,022
[b]	Shandong Gold Mining Co. Ltd., Class H	Metals & Mining	3,000	6,759
	Shandong Hi-speed Co. Ltd., Class A	Transportation Infrastructure	600	790
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	Chemicals	600	2,245
	Shandong Humon Smelting Co. Ltd., Class A	Metals & Mining	600	964
	Shandong Nanshan Aluminum Co. Ltd., Class A	Metals & Mining	3,600	2,253
	Shandong Sun Paper Industry JSC Ltd., Class A	Paper & Forest Products	600	1,293
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	Health Care Equipment & Supplies	9,600	6,946
[a]	Shanghai Aiko Solar Energy Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	600	883
	Shanghai Baosight Software Co. Ltd., Class A	Software	792	3,733
	Shanghai Baosight Software Co. Ltd., Class B	Software	2,880	4,939
	Shanghai Construction Group Co. Ltd., Class A	Construction & Engineering	1,800	630
[a]	Shanghai Electric Group Co. Ltd., Class A	Electrical Equipment	2,400	1,550
[a]	Shanghai Electric Group Co. Ltd., Class H	Electrical Equipment	12,000	2,704
franklintempleton.com	Semi-Annual Report	14

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Shanghai Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	600	$ 829
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	Pharmaceuticals	600	2,372
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	Pharmaceuticals	3,000	6,017
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	Semiconductors & Semiconductor Equipment	1,000	1,820
	Shanghai Huayi Group Co. Ltd., Class B	Chemicals	1,200	624
	Shanghai International Airport Co. Ltd., Class A	Transportation Infrastructure	600	3,294
	Shanghai International Port Group Co. Ltd., Class A	Transportation Infrastructure	3,000	2,786
	Shanghai Jinjiang International Hotels Co. Ltd., Class B	Hotels, Restaurants & Leisure	600	974
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	Real Estate Management & Development	1,200	1,068
	Shanghai Lingang Holdings Corp. Ltd., Class A	Real Estate Management & Development	600	980
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	Real Estate Management & Development	600	943
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	Real Estate Management & Development	4,800	2,746
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class B	Machinery	1,200	1,222
	Shanghai Moons’ Electric Co. Ltd., Class A	Electrical Equipment	200	1,372
	Shanghai Pharmaceuticals Holding Co. Ltd., Class A	Health Care Providers & Services	1,200	3,626
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	Health Care Providers & Services	3,000	4,897
	Shanghai Pudong Development Bank Co. Ltd., Class A	Banks	8,400	12,158
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	Chemicals	600	1,282
	Shanghai RAAS Blood Products Co. Ltd., Class A	Biotechnology	1,800	2,032
	Shanghai Rural Commercial Bank Co. Ltd., Class A	Banks	1,200	1,274
	Shanghai Stonehill Technology Co. Ltd., Class A	Software	1,200	487
	Shanghai Tunnel Engineering Co. Ltd., Class A	Construction & Engineering	1,200	1,135
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class B	Trading Companies & Distributors	1,200	950
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	Specialty Retail	1,200	1,094
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	Real Estate Management & Development	600	2,046
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class B	Machinery	4,200	979
	Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure	4,000	2,904
	Shanjin International Gold Co. Ltd., Class A	Metals & Mining	900	2,393
	Shanxi Coal International Energy Group Co. Ltd., Class A	Trading Companies & Distributors	600	1,197
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,800	2,459
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,200	3,026
[a]	Shanxi Meijin Energy Co. Ltd., Class A	Metals & Mining	1,200	890
	Shanxi Securities Co. Ltd., Class A	Capital Markets	1,200	1,132
[a]	Shanxi Taigang Stainless Steel Co. Ltd., Class A	Metals & Mining	1,800	1,013
15	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	Beverages	400	$ 12,510
	Shenergy Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,200	1,464
	Shenghe Resources Holding Co. Ltd., Class A	Metals & Mining	600	862
	Shengyi Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	1,787
	Shenwan Hongyuan Group Co. Ltd., Class A	Capital Markets	6,600	5,394
[b]	Shenwan Hongyuan Group Co. Ltd., Class H	Capital Markets	4,800	1,267
	Shenzhen Airport Co. Ltd., Class A	Transportation Infrastructure	600	608
	Shenzhen Energy Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,200	1,199
	Shenzhen Expressway Corp. Ltd., Class H	Transportation Infrastructure	2,000	1,792
	Shenzhen Gas Corp. Ltd., Class A	Gas Utilities	600	647
	Shenzhen Inovance Technology Co. Ltd., Class A	Machinery	700	6,246
	Shenzhen International Holdings Ltd.	Transportation Infrastructure	6,000	5,338
	Shenzhen Kaifa Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	1,417
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	Biotechnology	680	1,901
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	Health Care Equipment & Supplies	300	12,560
	Shenzhen MTC Co. Ltd., Class A	Household Durables	1,800	1,384
[a]	Shenzhen Overseas Chinese Town Co. Ltd., Class A	Real Estate Management & Development	2,400	1,001
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	Pharmaceuticals	300	1,486
	Shenzhen SED Industry Co. Ltd., Class A	Construction & Engineering	600	1,484
	Shenzhen Sunway Communication Co. Ltd., Class A	Communications Equipment	400	1,326
	Shenzhen Transsion Holdings Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	374	5,768
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	Transportation Infrastructure	600	438
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	Metals & Mining	1,200	850
	Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	3,000	27,248
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	620	1,596
[a]	Siasun Robot & Automation Co. Ltd., Class A	Machinery	600	1,060
	Sichuan Chuantou Energy Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,200	3,232
[a]	Sichuan Hebang Biotechnology Co. Ltd., Class A	Chemicals	3,000	896
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	600	2,743
[a]	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.	Biotechnology	100	2,368
	Sichuan Road & Bridge Group Co. Ltd., Class A	Construction & Engineering	1,800	1,808
	Silergy Corp.	Semiconductors & Semiconductor Equipment	1,200	17,746
	Sinolink Securities Co. Ltd., Class A	Capital Markets	1,200	1,682
	Sinoma International Engineering Co., Class A	Construction & Engineering	600	986
	Sinoma Science & Technology Co. Ltd., Class A	Chemicals	600	1,095
	Sinopec Engineering Group Co. Ltd., Class H	Construction & Engineering	6,000	4,156
[a]	Sinopec Oilfield Service Corp., Class A	Energy Equipment & Services	1,200	353
[a]	Sinopec Shanghai Petrochemical Co. Ltd., Class A	Chemicals	1,800	769
[a]	Sinopec Shanghai Petrochemical Co. Ltd., Class H	Chemicals	12,000	1,854
	Sinopharm Group Co. Ltd., Class H	Health Care Providers & Services	4,800	12,854
	Sinotrans Ltd., Class A	Air Freight & Logistics	1,200	946
	Sinotrans Ltd., Class H	Air Freight & Logistics	6,000	3,074
	Sinotruk Hong Kong Ltd.	Machinery	3,000	9,018
franklintempleton.com	Semi-Annual Report	16

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	SITC International Holdings Co. Ltd.	Marine Transportation	5,000	$ 13,518
	Skshu Paint Co. Ltd., Class A	Chemicals	140	790
[b]	Smoore International Holdings Ltd.	Tobacco	6,960	11,559
	Songcheng Performance Development Co. Ltd., Class A	Hotels, Restaurants & Leisure	600	902
	SooChow Securities Co. Ltd., Class A	Capital Markets	1,200	1,444
	Southwest Securities Co. Ltd., Class A	Capital Markets	2,400	1,670
	Spring Airlines Co. Ltd., Class A	Passenger Airlines	200	1,766
	StarPower Semiconductor Ltd., Class A	Semiconductors & Semiconductor Equipment	140	1,825
	Sun Art Retail Group Ltd.	Consumer Staples Distribution & Retail	9,000	2,074
	Sungrow Power Supply Co. Ltd., Class A	Electrical Equipment	660	9,391
	Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	2,400	17,766
	Sunwoda Electronic Co. Ltd., Class A	Electrical Equipment	600	1,883
	SUPCON Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	358	2,574
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	2,018
	Suzhou TFC Optical Communication Co. Ltd., Class A	Communications Equipment	140	2,010
[a,c]	TAL Education Group, ADR	Diversified Consumer Services	1,500	17,760
[a]	Tangshan Jidong Cement Co. Ltd., Class A	Construction Materials	600	478
	TangShan Port Group Co. Ltd., Class A	Transportation Infrastructure	1,800	1,330
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	Chemicals	600	506
	TBEA Co. Ltd., Class A	Electrical Equipment	1,420	2,970
	TCL Technology Group Corp., Class A	Electronic Equipment, Instruments & Components	5,400	3,534
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,200	1,776
[c]	Tencent Holdings Ltd.	Interactive Media & Services	23,500	1,345,105
[c]	Tencent Music Entertainment Group, ADR	Entertainment	2,778	33,475
	Thunder Software Technology Co. Ltd., Class A	Software	200	1,502
	Tian Di Science & Technology Co. Ltd., Class A	Machinery	1,200	1,118
[a]	Tianfeng Securities Co. Ltd., Class A	Capital Markets	2,400	1,505
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	1,200	698
[a]	Tianma Microelectronics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	694
	Tianqi Lithium Corp., Class A	Chemicals	600	3,018
	Tianqi Lithium Corp., Class H	Chemicals	800	2,843
	Tianshan Aluminum Group Co. Ltd., Class A	Metals & Mining	600	734
	TianShan Material Co. Ltd., Class A	Construction Materials	600	489
	Tianshui Huatian Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,200	1,601
	Tingyi Cayman Islands Holding Corp.	Food Products	6,000	8,667
	Titan Wind Energy Suzhou Co. Ltd., Class A	Electrical Equipment	600	744
[c,e]	Tongcheng Travel Holdings Ltd.	Hotels, Restaurants & Leisure	4,800	12,334
	TongFu Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	600	1,962
	Tongkun Group Co. Ltd., Class A	Chemicals	600	1,161
	Tongling Nonferrous Metals Group Co. Ltd., Class A	Metals & Mining	3,600	1,986
	Tongwei Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,200	3,914
	Topchoice Medical Corp., Class A	Health Care Providers & Services	140	1,172
[b]	Topsports International Holdings Ltd.	Specialty Retail	12,000	5,330
	TravelSky Technology Ltd., Class H	Hotels, Restaurants & Leisure	5,000	7,441
	Trina Solar Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,200	3,844
[a,c]	Trip.com Group Ltd.	Hotels, Restaurants & Leisure	2,100	132,745
[a]	Tsinghua Tongfang Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	1,200	1,078
	Tsingtao Brewery Co. Ltd., Class A	Beverages	400	4,478
	Tsingtao Brewery Co. Ltd., Class H	Beverages	2,400	18,786
17	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	319	$ 2,843
	Uni-President China Holdings Ltd.	Food Products	5,000	4,693
	Unisplendour Corp. Ltd., Class A	Electronic Equipment, Instruments & Components	600	2,070
[c]	Vipshop Holdings Ltd., ADR	Broadline Retail	1,308	20,575
	Walvax Biotechnology Co. Ltd., Class A	Biotechnology	600	1,262
[a]	Wanda Film Holding Co. Ltd., Class A	Entertainment	600	1,071
	Wangsu Science & Technology Co. Ltd., Class A	IT Services	600	802
	Wanhua Chemical Group Co. Ltd., Class A	Chemicals	800	10,439
	Want Want China Holdings Ltd.	Food Products	18,000	12,375
	Wanxiang Qianchao Co. Ltd., Class A	Automobile Components	1,200	960
[c]	Weibo Corp., ADR	Interactive Media & Services	300	3,024
	Weichai Power Co. Ltd., Class A	Machinery	1,800	4,082
	Weichai Power Co. Ltd., Class H	Machinery	8,000	14,790
	Weifu High-Technology Group Co. Ltd., Class B	Automobile Components	600	981
	Wens Foodstuff Group Co. Ltd., Class A	Food Products	1,800	5,180
	Western Mining Co. Ltd., Class A	Metals & Mining	600	1,626
	Western Securities Co. Ltd., Class A	Capital Markets	1,200	1,490
	Will Semiconductor Co. Ltd. Shanghai, Class A	Semiconductors & Semiconductor Equipment	600	9,190
	Winning Health Technology Group Co. Ltd., Class A	Health Care Technology	600	634
[a]	Wintime Energy Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	6,000	1,149
	Wuchan Zhongda Group Co. Ltd., Class A	Distributors	1,800	1,312
	Wuhan Guide Infrared Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,200	1,259
	Wuliangye Yibin Co. Ltd., Class A	Beverages	1,200	27,864
	WUS Printed Circuit Kunshan Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	3,443
	WuXi AppTec Co. Ltd., Class A	Life Sciences Tools & Services	800	5,985
[b]	WuXi AppTec Co. Ltd., Class H	Life Sciences Tools & Services	1,200	8,435
[a,b]	Wuxi Biologics Cayman, Inc.	Life Sciences Tools & Services	14,440	32,533
	XCMG Construction Machinery Co. Ltd., Class A	Machinery	3,600	3,997
	Xiamen C & D, Inc., Class A	Trading Companies & Distributors	600	875
	Xiamen ITG Group Corp. Ltd., Class A	Trading Companies & Distributors	600	636
	Xiamen Tungsten Co. Ltd., Class A	Metals & Mining	600	1,793
	Xiangcai Co. Ltd., Class A	Real Estate Management & Development	600	687
[a,b,c]	Xiaomi Corp., Class B	Technology Hardware, Storage & Peripherals	55,200	159,897
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	Metals & Mining	1,800	982
	Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment	16,500	8,964
[a,c]	XPeng, Inc., Class A	Automobiles	4,800	32,721
	Xtep International Holdings Ltd.	Textiles, Apparel & Luxury Goods	3,000	2,333
	Xuji Electric Co. Ltd., Class A	Electrical Equipment	400	1,954
[b]	Yadea Group Holdings Ltd.	Automobiles	4,200	7,473
[a,d]	Yango Group Co. Ltd., Class A	Real Estate Management & Development	2,100	—
	Yangzijiang Shipbuilding Holdings Ltd.	Machinery	10,200	19,493
	Yankuang Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,560	3,722
	Yankuang Energy Group Co. Ltd., Class H	Oil, Gas & Consumable Fuels	11,700	16,539
	Yantai Changyu Pioneer Wine Co. Ltd., Class B	Beverages	1,200	1,461
	Yealink Network Technology Corp. Ltd., Class A	Communications Equipment	420	2,537
	Yifeng Pharmacy Chain Co. Ltd., Class A	Consumer Staples Distribution & Retail	316	1,152
	Yihai International Holding Ltd.	Food Products	2,000	4,145
	Yihai Kerry Arawana Holdings Co. Ltd., Class A	Food Products	600	3,043
[a]	Yonghui Superstores Co. Ltd., Class A	Consumer Staples Distribution & Retail	2,400	1,245
[a]	Yonyou Network Technology Co. Ltd., Class A	Software	1,200	1,972
	Youngor Fashion Co. Ltd., Class A	Real Estate Management & Development	1,200	1,385
	YTO Express Group Co. Ltd., Class A	Air Freight & Logistics	1,200	3,061
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	Food Products	600	978
	Yuexiu Property Co. Ltd.	Real Estate Management & Development	6,000	4,913
franklintempleton.com	Semi-Annual Report	18

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Yum China Holdings, Inc.	Hotels, Restaurants & Leisure	1,500	$ 71,104
	Yunnan Aluminium Co. Ltd., Class A	Metals & Mining	1,200	2,536
	Yunnan Baiyao Group Co. Ltd., Class A	Pharmaceuticals	600	5,230
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	Metals & Mining	1,200	982
	Yunnan Copper Co. Ltd., Class A	Metals & Mining	600	1,193
	Yunnan Energy New Material Co. Ltd., Class A	Chemicals	400	1,955
	Yunnan Tin Co. Ltd., Class A	Metals & Mining	600	1,397
	Yunnan Yuntianhua Co. Ltd., Class A	Chemicals	600	1,940
	Yutong Bus Co. Ltd., Class A	Machinery	600	2,259
[a]	Zai Lab Ltd.	Biotechnology	3,600	8,815
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	200	7,387
	Zhaojin Mining Industry Co. Ltd., Class H	Metals & Mining	6,000	10,644
	Zhefu Holding Group Co. Ltd., Class A	Commercial Services & Supplies	1,800	862
[a]	Zhejiang Century Huatong Group Co. Ltd., Class A	Entertainment	2,400	1,430
	Zhejiang China Commodities City Group Co. Ltd., Class A	Broadline Retail	1,800	2,482
	Zhejiang Chint Electrics Co. Ltd., Class A	Electrical Equipment	600	1,950
	Zhejiang Crystal-Optech Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	1,623
	Zhejiang Dahua Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,200	2,953
	Zhejiang Expressway Co. Ltd., Class H	Transportation Infrastructure	6,000	4,202
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	600	1,679
	Zhejiang Huayou Cobalt Co. Ltd., Class A	Metals & Mining	600	2,530
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	600	2,777
	Zhejiang Juhua Co. Ltd., Class A	Chemicals	1,200	3,818
[a,b]	Zhejiang Leapmotor Technology Co. Ltd.	Automobiles	2,400	10,351
	Zhejiang Longsheng Group Co. Ltd., Class A	Chemicals	1,200	1,804
	Zhejiang NHU Co. Ltd., Class A	Chemicals	1,200	3,870
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	Machinery	600	2,043
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	Automobile Components	600	1,297
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	Building Products	600	1,283
	Zhejiang Zheneng Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	2,400	2,308
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	Machinery	600	1,208
[a,b]	ZhongAn Online P&C Insurance Co. Ltd., Class H	Insurance	3,000	6,126
	Zhongji Innolight Co. Ltd., Class A	Communications Equipment	280	6,196
	Zhongjin Gold Corp. Ltd., Class A	Metals & Mining	1,200	2,606
	Zhongshan Public Utilities Group Co. Ltd., Class A	Water Utilities	600	775
	Zhongsheng Group Holdings Ltd.	Specialty Retail	3,000	5,569
	Zhongtai Securities Co. Ltd., Class A	Capital Markets	600	628
	Zhuhai Huafa Properties Co. Ltd., Class A	Real Estate Management & Development	600	630
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	Machinery	1,800	7,114
	Zhuzhou Kibing Group Co. Ltd., Class A	Building Products	600	546
	Zijin Mining Group Co. Ltd., Class A	Metals & Mining	5,400	13,996
	Zijin Mining Group Co. Ltd., Class H	Metals & Mining	22,000	50,019
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class A	Machinery	2,400	2,599
19	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	Machinery	6,000	$ 4,411
	ZTE Corp., Class A	Communications Equipment	1,200	5,341
	ZTE Corp., Class H	Communications Equipment	2,400	6,211
				9,526,312
	Hong Kong 5.2%
	AIA Group Ltd.	Insurance	43,000	385,574
[a]	Alibaba Health Information Technology Ltd., Class A	Consumer Staples Distribution & Retail	24,000	16,530
[a]	Alibaba Pictures Group Ltd., Class A	Entertainment	60,000	3,939
	ASMPT Ltd., Class A	Semiconductors & Semiconductor Equipment	1,200	14,677
	Bank of East Asia Ltd., Class A	Banks	4,800	6,180
	Beijing Enterprises Water Group Ltd., Class A	Water Utilities	12,000	3,739
	Bosideng International Holdings Ltd., Class A	Textiles, Apparel & Luxury Goods	14,000	8,039
	Cathay Pacific Airways Ltd., Class A	Passenger Airlines	4,000	4,300
	Champion REIT, Class A	Office REITs	6,000	1,475
	China Everbright Environment Group Ltd., Class B	Commercial Services & Supplies	12,000	5,793
	China Everbright Ltd., Class A	Capital Markets	4,000	2,626
	China Gas Holdings Ltd., Class A	Gas Utilities	10,800	10,053
	China Mengniu Dairy Co. Ltd., Class B	Food Products	12,000	28,890
	China Power International Development Ltd., Class H	Independent Power Producers & Energy Traders	18,000	8,597
	China Resources Beer Holdings Co. Ltd., Class A	Beverages	6,000	26,263
	China Resources Gas Group Ltd., Class A	Gas Utilities	3,600	14,530
	China Resources Land Ltd., Class H	Real Estate Management & Development	10,800	39,835
	China State Construction International Holdings Ltd., Class A	Construction & Engineering	8,000	12,462
[a]	China Traditional Chinese Medicine Holdings Co. Ltd.	Pharmaceuticals	12,000	6,767
	CK Asset Holdings Ltd.	Real Estate Management & Development	7,200	31,701
	CK Infrastructure Holdings Ltd., Class A	Electric Utilities	2,400	16,438
	CLP Holdings Ltd.	Electric Utilities	6,000	53,183
	COSCO SHIPPING Ports Ltd., Class B	Transportation Infrastructure	6,000	3,661
	DFI Retail Group Holdings Ltd., Class A	Consumer Staples Distribution & Retail	1,200	2,604
	Far East Horizon Ltd.	Financial Services	6,000	4,395
	Geely Automobile Holdings Ltd.	Automobiles	21,000	32,930
	Guangdong Investment Ltd.	Water Utilities	12,000	8,080
	Hang Lung Group Ltd.	Real Estate Management & Development	3,000	4,055
	Hang Lung Properties Ltd.	Real Estate Management & Development	7,000	6,840
	Hang Seng Bank Ltd.	Banks	3,000	37,753
	Henderson Land Development Co. Ltd.	Real Estate Management & Development	5,000	15,964
	Hong Kong & China Gas Co. Ltd.	Gas Utilities	42,000	34,606
	Hong Kong Exchanges & Clearing Ltd.	Capital Markets	4,900	205,778
	Hongkong Land Holdings Ltd.	Real Estate Management & Development	4,200	15,414
	Hutchison Port Holdings Trust	Transportation Infrastructure	19,800	2,990
	Hysan Development Co. Ltd.	Real Estate Management & Development	2,000	3,461
[a]	J&T Global Express Ltd.	Air Freight & Logistics	26,400	23,859
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates	750	29,295
	Johnson Electric Holdings Ltd.	Automobile Components	1,000	1,483
	Kerry Properties Ltd.	Real Estate Management & Development	2,500	5,330
	Kingboard Laminates Holdings Ltd.	Electronic Equipment, Instruments & Components	3,000	2,889
	Kunlun Energy Co. Ltd.	Gas Utilities	14,000	14,455
	Link REIT	Retail REITs	9,600	48,510
	Man Wah Holdings Ltd.	Household Durables	4,800	3,992
[a]	Melco International Development Ltd.	Hotels, Restaurants & Leisure	4,000	2,662
franklintempleton.com	Semi-Annual Report	20

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Hong Kong (continued)
	MTR Corp. Ltd.	Ground Transportation	5,500	$ 20,782
	New World Development Co. Ltd.	Real Estate Management & Development	6,000	7,454
	NWS Holdings Ltd.	Industrial Conglomerates	3,000	3,098
	Orient Overseas International Ltd.	Marine Transportation	600	8,528
	PCCW Ltd.	Diversified Telecommunication Services	12,000	6,597
	Power Assets Holdings Ltd.	Electric Utilities	6,000	38,468
	Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	2,000	3,121
	Sino Biopharmaceutical Ltd.	Pharmaceuticals	36,000	17,287
	Sino Land Co. Ltd.	Real Estate Management & Development	13,300	14,606
	Sun Hung Kai Properties Ltd.	Real Estate Management & Development	5,400	59,475
	Swire Pacific Ltd., Class A	Industrial Conglomerates	1,500	12,823
	Swire Pacific Ltd., Class B	Industrial Conglomerates	2,500	3,386
	Swire Properties Ltd.	Real Estate Management & Development	3,600	7,406
	Techtronic Industries Co. Ltd.	Machinery	5,000	76,022
	United Energy Group Ltd.	Oil, Gas & Consumable Fuels	24,000	1,190
	VTech Holdings Ltd.	Communications Equipment	600	4,194
[b]	WH Group Ltd.	Food Products	30,000	23,791
	Wharf Holdings Ltd.	Real Estate Management & Development	3,600	10,289
	Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	6,000	21,242
	Xinyi Glass Holdings Ltd.	Building Products	8,400	10,014
	Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	3,000	5,732
				1,568,102
	India 23.5%
	3M India Ltd.	Industrial Conglomerates	12	4,845
	Aarti Industries Ltd.	Chemicals	798	5,551
	ABB India Ltd.	Electrical Equipment	204	19,608
	ACC Ltd.	Construction Materials	318	9,538
[a]	Adani Energy Solutions Ltd.	Electric Utilities	1,320	15,904
	Adani Enterprises Ltd.	Trading Companies & Distributors	1,194	44,680
[a]	Adani Green Energy Ltd.	Independent Power Producers & Energy Traders	1,596	36,237
	Adani Ports & Special Economic Zone Ltd.	Transportation Infrastructure	2,814	48,630
[a]	Adani Power Ltd.	Independent Power Producers & Energy Traders	4,416	34,577
	Adani Total Gas Ltd.	Gas Utilities	1,080	10,136
[a]	Adani Wilmar Ltd.	Food Products	618	2,569
[a]	Aditya Birla Capital Ltd.	Financial Services	3,102	8,791
	AIA Engineering Ltd.	Machinery	150	7,762
	Alkem Laboratories Ltd.	Pharmaceuticals	204	14,734
	Ambuja Cements Ltd.	Construction Materials	2,760	20,833
	APL Apollo Tubes Ltd.	Metals & Mining	756	14,291
	Apollo Hospitals Enterprise Ltd.	Health Care Providers & Services	378	32,473
	Ashok Leyland Ltd.	Machinery	5,304	14,899
	Asian Paints Ltd.	Chemicals	1,734	68,885
	Astral Ltd.	Building Products	462	10,968
[b]	AU Small Finance Bank Ltd.	Banks	1,404	12,401
	Aurobindo Pharma Ltd.	Pharmaceuticals	1,008	17,570
[a,b]	Avenue Supermarts Ltd.	Consumer Staples Distribution & Retail	564	34,299
	Axis Bank Ltd.	Banks	8,670	127,482
	Bajaj Auto Ltd.	Automobiles	258	38,010
	Bajaj Finance Ltd.	Consumer Finance	942	86,588
	Bajaj Finserv Ltd.	Financial Services	1,446	34,051
	Bajaj Holdings & Investment Ltd.	Financial Services	102	12,774
	Balkrishna Industries Ltd.	Automobile Components	312	11,356
[b]	Bandhan Bank Ltd.	Banks	3,078	7,300
	Bank of Baroda	Banks	3,912	11,568
	Bank of India	Banks	3,552	4,688
	Bata India Ltd.	Textiles, Apparel & Luxury Goods	252	4,329
	Bayer CropScience Ltd.	Chemicals	48	3,673
21	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
	Berger Paints India Ltd.	Chemicals	1,134	$ 8,421
[e]	Bharat Dynamics Ltd.	Aerospace & Defense	276	3,820
	Bharat Electronics Ltd.	Aerospace & Defense	13,650	46,439
	Bharat Forge Ltd.	Automobile Components	954	17,265
	Bharat Heavy Electricals Ltd.	Electrical Equipment	4,896	16,341
	Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	7,776	34,328
	Bharti Airtel Ltd.	Wireless Telecommunication Services	570	8,893
	Bharti Airtel Ltd.	Wireless Telecommunication Services	9,552	194,861
	Biocon Ltd.	Biotechnology	1,740	7,539
	Bosch Ltd.	Automobile Components	30	13,489
	Britannia Industries Ltd.	Food Products	450	34,035
	Canara Bank	Banks	7,080	9,406
	Castrol India Ltd.	Chemicals	1,842	5,403
	CG Power & Industrial Solutions Ltd.	Electrical Equipment	2,406	21,793
	Cholamandalam Investment & Finance Co. Ltd.	Consumer Finance	1,554	29,819
	Cipla Ltd.	Pharmaceuticals	2,040	40,266
	Coal India Ltd.	Oil, Gas & Consumable Fuels	8,658	52,707
[b]	Cochin Shipyard Ltd.	Machinery	270	5,607
	Coforge Ltd.	IT Services	228	19,090
	Colgate-Palmolive India Ltd.	Personal Care Products	486	22,064
	Container Corp. of India Ltd.	Ground Transportation	1,068	11,703
	Coromandel International Ltd.	Chemicals	498	9,952
	Cummins India Ltd.	Machinery	510	23,163
	Dabur India Ltd.	Personal Care Products	2,148	16,025
	Dalmia Bharat Ltd.	Construction Materials	324	7,474
	Deepak Nitrite Ltd.	Chemicals	270	9,366
	Divi’s Laboratories Ltd.	Life Sciences Tools & Services	486	31,568
[e]	Dixon Technologies India Ltd.	Household Durables	138	22,730
	DLF Ltd.	Real Estate Management & Development	2,364	25,252
[b]	Dr. Lal PathLabs Ltd.	Health Care Providers & Services	132	5,202
	Dr. Reddy’s Laboratories Ltd.	Pharmaceuticals	462	37,222
	Eicher Motors Ltd.	Automobiles	528	31,668
	Emami Ltd.	Personal Care Products	810	7,406
	Embassy Office Parks REIT	Office REITs	3,408	15,857
[b]	Endurance Technologies Ltd.	Automobile Components	120	3,438
	Escorts Kubota Ltd.	Machinery	126	6,418
	Exide Industries Ltd.	Automobile Components	1,788	10,722
	Federal Bank Ltd.	Banks	7,002	16,438
[a]	FSN E-Commerce Ventures Ltd.	Specialty Retail	5,292	12,353
	GAIL India Ltd.	Gas Utilities	10,272	29,454
	GE T&D India Ltd.	Electrical Equipment	240	4,814
[b]	General Insurance Corp. of India	Insurance	378	1,784
	GlaxoSmithKline Pharmaceuticals Ltd.	Pharmaceuticals	162	5,317
	Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	570	11,383
[a]	GMR Airports Infrastructure Ltd.	Transportation Infrastructure	13,578	15,240
	Godrej Consumer Products Ltd.	Personal Care Products	1,374	22,846
[a]	Godrej Industries Ltd.	Industrial Conglomerates	258	3,804
[a]	Godrej Properties Ltd.	Real Estate Management & Development	396	14,937
	Grasim Industries Ltd.	Construction Materials	1,410	47,037
	Gujarat Fluorochemicals Ltd.	Chemicals	156	7,954
	Gujarat Gas Ltd.	Gas Utilities	798	5,889
	Havells India Ltd.	Electrical Equipment	900	21,618
	HCL Technologies Ltd.	IT Services	4,002	85,774
[b]	HDFC Asset Management Co. Ltd.	Capital Markets	390	20,008
	HDFC Bank Ltd.	Banks	21,372	441,728
[b]	HDFC Life Insurance Co. Ltd.	Insurance	3,732	31,975
	Hero MotoCorp Ltd.	Automobiles	504	34,356
franklintempleton.com	Semi-Annual Report	22

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
	Hindalco Industries Ltd.	Metals & Mining	5,274	$ 47,591
[e]	Hindustan Aeronautics Ltd.	Aerospace & Defense	720	37,981
	Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	3,546	18,642
	Hindustan Unilever Ltd.	Personal Care Products	3,354	118,401
	Hindustan Zinc Ltd.	Metals & Mining	918	5,724
	Hitachi Energy India Ltd.	Electrical Equipment	36	6,248
	Honeywell Automation India Ltd.	Electronic Equipment, Instruments & Components	8	4,676
	Housing & Urban Development Corp. Ltd.	Financial Services	1,884	5,436
	ICICI Bank Ltd.	Banks	14,646	222,483
[b]	ICICI Lombard General Insurance Co. Ltd.	Insurance	936	24,286
[b]	ICICI Prudential Life Insurance Co. Ltd.	Insurance	1,494	13,908
	IDBI Bank Ltd.	Banks	2,400	2,497
[a]	IDFC First Bank Ltd.	Banks	13,488	11,967
	Indian Bank	Banks	1,050	6,566
	Indian Hotels Co. Ltd.	Hotels, Restaurants & Leisure	3,108	25,394
	Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	15,984	34,361
	Indian Railway Catering & Tourism Corp. Ltd.	Commercial Services & Supplies	1,170	12,964
[b]	Indian Railway Finance Corp. Ltd.	Financial Services	6,948	13,160
[a]	Indian Renewable Energy Development Agency Ltd.	Financial Services	2,592	7,265
	Indraprastha Gas Ltd.	Gas Utilities	1,362	9,078
[a]	Indus Towers Ltd.	Diversified Telecommunication Services	5,046	23,637
	Info Edge India Ltd.	Interactive Media & Services	288	27,840
	Infosys Ltd.	IT Services	13,320	298,122
[a,b]	InterGlobe Aviation Ltd.	Passenger Airlines	696	39,761
	Ipca Laboratories Ltd.	Pharmaceuticals	516	9,224
	IRB Infrastructure Developers Ltd.	Construction & Engineering	10,854	7,909
	ITC Ltd.	Tobacco	11,448	70,784
	Jindal Stainless Ltd.	Metals & Mining	1,212	11,433
	Jindal Steel & Power Ltd.	Metals & Mining	1,470	18,237
[a]	Jio Financial Services Ltd.	Financial Services	12,054	50,430
	JSW Energy Ltd.	Independent Power Producers & Energy Traders	2,052	17,950
	JSW Infrastructure Ltd.	Transportation Infrastructure	948	3,904
	JSW Steel Ltd.	Metals & Mining	3,840	47,200
	Jubilant Foodworks Ltd.	Hotels, Restaurants & Leisure	1,410	11,473
	Kalyan Jewellers India Ltd.	Textiles, Apparel & Luxury Goods	1,518	13,228
	Kansai Nerolac Paints Ltd.	Chemicals	798	2,947
	KEI Industries Ltd.	Electrical Equipment	210	10,769
	Kotak Mahindra Bank Ltd.	Banks	2,634	58,272
	KPIT Technologies Ltd.	Software	618	12,006
	L&T Finance Ltd.	Financial Services	3,252	7,211
[b]	L&T Technology Services Ltd.	Professional Services	102	6,505
	Larsen & Toubro Ltd.	Construction & Engineering	2,544	111,581
[b]	Laurus Labs Ltd.	Pharmaceuticals	1,548	8,564
	LIC Housing Finance Ltd.	Financial Services	1,176	9,296
	Linde India Ltd.	Chemicals	84	8,505
	Lloyds Metals & Energy Ltd.	Metals & Mining	438	4,957
[b]	LTIMindtree Ltd.	IT Services	348	25,931
	Lupin Ltd.	Pharmaceuticals	918	24,002
[b]	Macrotech Developers Ltd.	Real Estate Management & Development	1,002	14,760
	Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	2,310	9,327
	Mahindra & Mahindra Ltd.	Automobiles	3,480	128,521
	Mangalore Refinery & Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	672	1,461
[a]	Mankind Pharma Ltd.	Pharmaceuticals	372	11,190
	Marico Ltd.	Food Products	2,022	16,779
	Maruti Suzuki India Ltd.	Automobiles	528	83,408
[a]	Max Financial Services Ltd.	Insurance	924	13,132
23	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
	Max Healthcare Institute Ltd.	Health Care Providers & Services	2,802	$ 32,960
	Mazagon Dock Shipbuilders Ltd.	Aerospace & Defense	120	6,057
	Metro Brands Ltd.	Specialty Retail	120	1,827
	Motilal Oswal Financial Services Ltd.	Capital Markets	534	4,856
	Mphasis Ltd.	IT Services	426	15,303
	MRF Ltd.	Automobile Components	12	19,835
	Muthoot Finance Ltd.	Consumer Finance	414	10,038
	Nestle India Ltd.	Food Products	1,368	43,912
[b]	New India Assurance Co. Ltd.	Insurance	852	2,343
	NHPC Ltd.	Independent Power Producers & Energy Traders	11,610	13,155
[b]	Nippon Life India Asset Management Ltd.	Capital Markets	678	5,271
	NLC India Ltd.	Independent Power Producers & Energy Traders	678	2,286
	NMDC Ltd.	Metals & Mining	4,482	13,099
	NTPC Ltd.	Independent Power Producers & Energy Traders	18,078	95,609
	Oberoi Realty Ltd.	Real Estate Management & Development	456	10,296
	Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	14,808	52,587
	Oil India Ltd.	Oil, Gas & Consumable Fuels	2,106	14,592
[a]	One 97 Communications Ltd.	Financial Services	1,374	11,285
	Oracle Financial Services Software Ltd.	Software	84	11,486
	Page Industries Ltd.	Textiles, Apparel & Luxury Goods	24	12,287
	Patanjali Foods Ltd.	Food Products	372	7,473
[a]	PB Fintech Ltd.	Insurance	1,188	22,965
	Persistent Systems Ltd.	IT Services	384	24,975
	Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	2,922	11,909
	Phoenix Mills Ltd.	Real Estate Management & Development	732	16,122
	PI Industries Ltd.	Chemicals	306	17,000
	Pidilite Industries Ltd.	Chemicals	576	23,090
	Piramal Enterprises Ltd.	Financial Services	462	6,085
	Polycab India Ltd.	Electrical Equipment	186	15,437
	Poonawalla Fincorp Ltd.	Consumer Finance	1,062	4,999
	Power Finance Corp. Ltd.	Financial Services	5,532	32,218
	Power Grid Corp. of India Ltd.	Electric Utilities	16,002	67,377
	Prestige Estates Projects Ltd.	Real Estate Management & Development	486	10,701
	Punjab National Bank	Banks	8,586	10,984
[e]	Rail Vikas Nigam Ltd.	Construction & Engineering	2,160	13,698
[a]	Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	528	1,829
[b]	RBL Bank Ltd.	Banks	1,722	4,198
	REC Ltd.	Financial Services	4,740	31,364
	Relaxo Footwears Ltd.	Textiles, Apparel & Luxury Goods	282	2,730
	Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	12,624	444,869
	Samvardhana Motherson International Ltd.	Automobile Components	10,260	25,881
	SBI Cards & Payment Services Ltd.	Consumer Finance	1,122	10,359
[b]	SBI Life Insurance Co. Ltd.	Insurance	1,590	34,987
	Schaeffler India Ltd.	Machinery	156	7,286
	Shree Cement Ltd.	Construction Materials	54	16,953
	Shriram Finance Ltd.	Consumer Finance	1,062	45,330
	Siemens Ltd.	Industrial Conglomerates	336	29,069
	SJVN Ltd.	Electric Utilities	2,814	4,450
	Solar Industries India Ltd.	Chemicals	90	12,383
[b]	Sona Blw Precision Forgings Ltd.	Automobile Components	1,374	12,189
	SRF Ltd.	Chemicals	528	15,738
[a]	Star Health & Allied Insurance Co. Ltd.	Insurance	888	6,433
	State Bank of India	Banks	6,822	64,140
	Steel Authority of India Ltd.	Metals & Mining	5,640	9,514
	Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	4,152	95,460
	Sun TV Network Ltd.	Media	330	3,281
	Sundaram Finance Ltd.	Consumer Finance	252	15,851
franklintempleton.com	Semi-Annual Report	24

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
	Supreme Industries Ltd.	Chemicals	246	$ 15,622
[a]	Suzlon Energy Ltd.	Electrical Equipment	44,604	42,607
[b]	Syngene International Ltd.	Life Sciences Tools & Services	660	7,076
	Tata Communications Ltd.	Diversified Telecommunication Services	444	11,310
	Tata Consultancy Services Ltd.	IT Services	3,918	199,567
	Tata Consumer Products Ltd.	Food Products	2,370	33,851
	Tata Elxsi Ltd.	Software	126	11,614
	Tata Motors Ltd., Class A	Automobiles	7,897	91,853
	Tata Power Co. Ltd.	Electric Utilities	5,592	32,204
	Tata Steel Ltd.	Metals & Mining	32,130	64,623
	Tata Technologies Ltd.	IT Services	636	8,372
[a]	Tata Teleservices Maharashtra Ltd.	Diversified Telecommunication Services	1,956	1,972
	Tech Mahindra Ltd.	IT Services	2,322	43,702
	Thermax Ltd.	Machinery	126	7,668
	Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	1,560	71,185
	Torrent Pharmaceuticals Ltd.	Pharmaceuticals	372	15,078
	Torrent Power Ltd.	Electric Utilities	840	18,825
	Trent Ltd.	Specialty Retail	690	62,368
	Tube Investments of India Ltd.	Automobile Components	396	20,490
	TVS Motor Co. Ltd.	Automobiles	894	30,296
	UltraTech Cement Ltd.	Construction Materials	438	61,685
	Union Bank of India Ltd.	Banks	5,778	8,465
	United Breweries Ltd.	Beverages	270	7,009
	United Spirits Ltd.	Beverages	1,086	20,604
	UNO Minda Ltd.	Automobile Components	606	7,966
	UPL Ltd.	Chemicals	2,052	15,014
	Varun Beverages Ltd.	Beverages	4,440	32,123
	Vedant Fashions Ltd.	Textiles, Apparel & Luxury Goods	234	3,770
	Vedanta Ltd.	Metals & Mining	6,042	36,962
[a]	Vodafone Idea Ltd.	Wireless Telecommunication Services	80,814	9,991
	Voltas Ltd.	Construction & Engineering	894	19,684
	Whirlpool of India Ltd.	Household Durables	252	6,885
	Wipro Ltd.	IT Services	5,370	34,696
[a]	Yes Bank Ltd.	Banks	77,802	20,871
[a]	Zee Entertainment Enterprises Ltd.	Media	3,228	5,304
[a]	Zomato Ltd.	Hotels, Restaurants & Leisure	26,202	85,452
	Zydus Lifesciences Ltd.	Pharmaceuticals	960	12,241
				7,119,761
	Indonesia 1.9%
	Adaro Energy Indonesia Tbk. PT, Class B	Oil, Gas & Consumable Fuels	40,800	10,267
[a]	Amman Mineral Internasional PT	Metals & Mining	48,000	29,405
	Astra International Tbk. PT, Class H	Industrial Conglomerates	76,200	25,417
	Avia Avian Tbk. PT	Chemicals	64,400	2,118
	Bank Central Asia Tbk. PT, Class A	Banks	211,200	144,032
	Bank Mandiri Persero Tbk. PT, Class A	Banks	169,200	77,392
	Bank Negara Indonesia Persero Tbk. PT, Class H	Banks	55,800	19,718
	Bank Rakyat Indonesia Persero Tbk. PT, Class A	Banks	266,400	87,099
	Bank Syariah Indonesia Tbk. PT	Banks	12,000	2,386
	Barito Pacific Tbk. PT, Class A	Chemicals	89,537	6,210
	Bukit Asam Tbk. PT, Class A	Oil, Gas & Consumable Fuels	15,600	3,174
[a]	Bumi Serpong Damai Tbk. PT, Class A	Real Estate Management & Development	22,800	1,792
	Charoen Pokphand Indonesia Tbk. PT, Class A	Food Products	28,200	8,754
	Dayamitra Telekomunikasi PT	Diversified Telecommunication Services	69,600	2,942
	Elang Mahkota Teknologi Tbk. PT	Media	97,200	2,658
	First Pacific Co. Ltd.	Food Products	12,000	6,643
[a]	GoTo Gojek Tokopedia Tbk. PT	Broadline Retail	3,714,000	16,190
25	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Indonesia (continued)
[a]	Gudang Garam Tbk. PT	Tobacco	1,800	$ 1,890
	Indah Kiat Pulp & Paper Tbk. PT	Paper & Forest Products	10,200	5,828
	Indocement Tunggal Prakarsa Tbk. PT	Construction Materials	5,400	2,425
	Indofood CBP Sukses Makmur Tbk. PT	Food Products	9,000	7,327
	Indofood Sukses Makmur Tbk. PT	Food Products	16,800	7,823
	Indosat Tbk. PT	Wireless Telecommunication Services	5,400	3,906
	Jasa Marga Persero Tbk. PT	Transportation Infrastructure	8,400	2,735
	Kalbe Farma Tbk. PT	Pharmaceuticals	73,200	8,340
	Mayora Indah Tbk. PT	Food Products	13,800	2,589
[a]	Merdeka Copper Gold Tbk. PT	Metals & Mining	67,800	12,181
	Perusahaan Gas Negara Tbk. PT	Gas Utilities	42,000	3,981
[a]	Petrindo Jaya Kreasi Tbk. PT	Oil, Gas & Consumable Fuels	6,600	3,269
	Sarana Menara Nusantara Tbk. PT	Diversified Telecommunication Services	72,600	4,100
	Semen Indonesia Persero Tbk. PT	Construction Materials	13,200	3,304
	Sumber Alfaria Trijaya Tbk. PT	Consumer Staples Distribution & Retail	73,200	15,278
	Telkom Indonesia Persero Tbk. PT, Class B	Diversified Telecommunication Services	177,000	34,956
	Tower Bersama Infrastructure Tbk. PT	Diversified Telecommunication Services	2,400	301
	Trimegah Bangun Persada Tbk. PT	Metals & Mining	31,200	1,855
	Unilever Indonesia Tbk. PT	Household Products	22,800	3,328
	United Tractors Tbk. PT	Oil, Gas & Consumable Fuels	5,400	9,684
[a]	Vale Indonesia Tbk. PT	Metals & Mining	8,400	2,264
	XL Axiata Tbk. PT	Wireless Telecommunication Services	16,800	2,541
				586,102
	Italy 0.0%†
	PRADA SpA	Textiles, Apparel & Luxury Goods	1,800	13,904
	Macau 0.3%
	Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	8,400	42,230
	MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	2,400	3,831
[a]	Sands China Ltd.	Hotels, Restaurants & Leisure	9,600	24,620
[a]	SJM Holdings Ltd.	Hotels, Restaurants & Leisure	6,000	2,387
	Wynn Macau Ltd.	Hotels, Restaurants & Leisure	4,800	4,177
				77,245
	Malaysia 2.0%
	Alliance Bank Malaysia Bhd., Class A	Banks	4,200	4,533
	AMMB Holdings Bhd.	Banks	10,800	13,096
	Axiata Group Bhd., Class A	Wireless Telecommunication Services	17,400	10,634
	CELCOMDIGI Bhd.	Wireless Telecommunication Services	15,600	14,073
	CIMB Group Holdings Bhd., Class A	Banks	31,800	62,081
	Dialog Group Bhd., Class A	Energy Equipment & Services	15,000	7,821
	FGV Holdings Bhd.	Food Products	1,800	476
	Fraser & Neave Holdings Bhd.	Beverages	600	4,543
	Gamuda Bhd.	Construction & Engineering	9,600	18,811
	Genting Bhd.	Hotels, Restaurants & Leisure	8,400	8,617
	Genting Malaysia Bhd.	Hotels, Restaurants & Leisure	10,800	6,338
	Hartalega Holdings Bhd.	Health Care Equipment & Supplies	6,600	4,466
	Hong Leong Bank Bhd.	Banks	2,400	12,549
	Hong Leong Financial Group Bhd.	Banks	1,200	5,622
	IHH Healthcare Bhd.	Health Care Providers & Services	11,400	19,795
	IJM Corp. Bhd.	Construction & Engineering	13,800	9,806
	IOI Corp. Bhd.	Food Products	11,400	10,395
	Kuala Lumpur Kepong Bhd.	Food Products	2,400	11,955
	Malayan Banking Bhd.	Banks	28,800	73,196
	Malaysia Airports Holdings Bhd.	Transportation Infrastructure	4,200	10,654
	Maxis Bhd.	Wireless Telecommunication Services	11,400	10,920
	MISC Bhd.	Marine Transportation	7,800	14,754
franklintempleton.com	Semi-Annual Report	26

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Malaysia (continued)
[b]	Mr. DIY Group M Bhd.	Specialty Retail	15,600	$ 8,020
	Nestle Malaysia Bhd.	Food Products	240	6,053
	Petronas Chemicals Group Bhd.	Chemicals	10,800	14,772
	Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels	1,200	5,197
	Petronas Gas Bhd.	Gas Utilities	3,600	15,715
	PPB Group Bhd.	Food Products	2,400	8,416
	Press Metal Aluminium Holdings Bhd.	Metals & Mining	13,800	16,934
	Public Bank Bhd.	Banks	56,400	62,370
	QL Resources Bhd.	Food Products	6,300	7,150
	RHB Bank Bhd.	Banks	7,200	10,791
	SD Guthrie Bhd.	Food Products	13,800	16,030
	Sime Darby Bhd.	Industrial Conglomerates	15,000	8,949
	Telekom Malaysia Bhd.	Diversified Telecommunication Services	4,200	6,845
	Tenaga Nasional Bhd.	Electric Utilities	16,800	58,832
[a]	Top Glove Corp. Bhd.	Health Care Equipment & Supplies	20,400	4,947
	YTL Corp. Bhd.	Multi-Utilities	18,600	11,322
	YTL Power International Bhd.	Multi-Utilities	9,600	8,521
				605,999
	Philippines 0.7%
	ACEN Corp.	Independent Power Producers & Energy Traders	35,400	3,399
	Ayala Corp., Class A	Industrial Conglomerates	1,260	15,099
	Ayala Land, Inc., Class A	Real Estate Management & Development	27,600	18,026
	Bank of the Philippine Islands, Class A	Banks	7,756	18,699
	BDO Unibank, Inc., Class A	Banks	8,820	24,868
[a]	Bloomberry Resorts Corp., Class H	Hotels, Restaurants & Leisure	16,800	2,425
	Converge Information & Communications Technology Solutions, Inc.	Diversified Telecommunication Services	9,600	2,803
	DMCI Holdings, Inc., Class A	Industrial Conglomerates	16,200	3,325
	Globe Telecom, Inc.	Wireless Telecommunication Services	132	5,357
	GT Capital Holdings, Inc.	Industrial Conglomerates	360	4,690
	International Container Terminal Services, Inc.	Transportation Infrastructure	4,020	28,982
	JG Summit Holdings, Inc.	Industrial Conglomerates	11,400	5,656
	Jollibee Foods Corp.	Hotels, Restaurants & Leisure	1,636	7,842
	LT Group, Inc.	Industrial Conglomerates	11,400	2,038
	Manila Electric Co.	Electric Utilities	1,020	7,976
	Megaworld Corp.	Real Estate Management & Development	42,000	1,611
	Metropolitan Bank & Trust Co.	Banks	7,020	9,846
[b]	Monde Nissin Corp.	Food Products	28,200	5,123
	PLDT, Inc.	Wireless Telecommunication Services	360	9,572
	Puregold Price Club, Inc.	Consumer Staples Distribution & Retail	4,060	2,282
	Semirara Mining & Power Corp.	Oil, Gas & Consumable Fuels	4,800	2,784
	SM Prime Holdings, Inc.	Real Estate Management & Development	40,200	23,171
	Universal Robina Corp.	Food Products	3,420	6,329
				211,903
	Singapore 3.2%
[b]	BOC Aviation Ltd., Class A	Trading Companies & Distributors	600	4,967
	CapitaLand Ascendas REIT, Class A	Industrial REITs	13,800	30,786
	CapitaLand Ascott Trust, Class A	Hotel & Resort REITs	9,600	7,301
	CapitaLand Integrated Commercial Trust, Class A	Retail REITs	20,275	33,528
	CapitaLand Investment Ltd.	Real Estate Management & Development	8,400	20,443
	City Developments Ltd., Class H	Real Estate Management & Development	1,800	7,582
	ComfortDelGro Corp. Ltd., Class H	Ground Transportation	7,800	9,187
	DBS Group Holdings Ltd., Class A	Banks	7,600	225,569
[e]	Frasers Logistics & Commercial Trust	Industrial REITs	10,800	9,688
	Genting Singapore Ltd.	Hotels, Restaurants & Leisure	21,600	14,743
27	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Singapore (continued)
	Jardine Cycle & Carriage Ltd.	Industrial Conglomerates	200	$ 4,306
	Keppel DC REIT	Specialized REITs	4,800	8,125
	Keppel Ltd.	Industrial Conglomerates	5,400	27,927
	Keppel REIT	Office REITs	8,400	6,257
	Mapletree Industrial Trust	Industrial REITs	7,800	14,785
	Mapletree Logistics Trust	Industrial REITs	12,600	14,349
	Mapletree Pan Asia Commercial Trust	Retail REITs	9,000	10,390
[e]	Netlink NBN Trust	Diversified Telecommunication Services	11,400	8,136
	Olam Group Ltd.	Consumer Staples Distribution & Retail	4,200	3,669
	Oversea-Chinese Banking Corp. Ltd.	Banks	13,200	155,476
	SATS Ltd.	Transportation Infrastructure	3,600	10,137
[a]	Seatrium Ltd.	Machinery	7,800	10,830
	Sembcorp Industries Ltd.	Multi-Utilities	3,600	15,557
	SIA Engineering Co. Ltd.	Transportation Infrastructure	600	1,133
	Singapore Airlines Ltd.	Passenger Airlines	5,400	28,643
	Singapore Exchange Ltd.	Capital Markets	3,000	26,724
	Singapore Technologies Engineering Ltd.	Aerospace & Defense	6,000	21,810
	Singapore Telecommunications Ltd.	Diversified Telecommunication Services	28,800	72,786
	StarHub Ltd.	Wireless Telecommunication Services	2,400	2,303
	Suntec Real Estate Investment Trust	Diversified REITs	8,400	8,714
	United Overseas Bank Ltd.	Banks	4,600	115,431
	UOL Group Ltd.	Real Estate Management & Development	1,800	7,807
	Venture Corp. Ltd.	Electronic Equipment, Instruments & Components	1,000	10,952
	Wilmar International Ltd.	Food Products	7,200	18,814
	Yangzijiang Financial Holding Ltd.	Capital Markets	10,200	3,182
				972,037
	South Korea 10.7%
[a]	Alteogen, Inc., Class A	Biotechnology	162	40,509
	Amorepacific Corp., Class H	Personal Care Products	108	12,198
	AMOREPACIFIC Group, Class A	Personal Care Products	96	2,045
	BGF retail Co. Ltd.	Consumer Staples Distribution & Retail	30	2,631
	BNK Financial Group, Inc., Class H	Banks	1,074	7,424
[a]	Celltrion Pharm, Inc., Class A	Pharmaceuticals	66	3,467
	Celltrion, Inc., Class A	Biotechnology	552	82,481
	Cheil Worldwide, Inc., Class A	Media	270	3,797
	CJ CheilJedang Corp., Class A	Food Products	30	6,974
	CJ Corp., Class A	Industrial Conglomerates	48	4,364
[a]	CJ ENM Co. Ltd., Class A	Entertainment	42	2,251
	CJ Logistics Corp., Class A	Air Freight & Logistics	30	2,136
[a]	CosmoAM&T Co. Ltd.	Technology Hardware, Storage & Peripherals	84	8,055
	Coway Co. Ltd.	Household Durables	216	11,017
[a]	Daewoo Engineering & Construction Co. Ltd., Class A	Construction & Engineering	786	2,302
	DB Insurance Co. Ltd., Class A	Insurance	168	14,427
	DGB Financial Group, Inc., Class A	Banks	588	3,638
	DL Holdings Co. Ltd., Class A	Chemicals	48	1,613
	Dongsuh Cos., Inc., Class A	Consumer Staples Distribution & Retail	120	1,756
	Doosan Bobcat, Inc., Class A	Machinery	192	5,961
[a]	Doosan Enerbility Co. Ltd., Class H	Electrical Equipment	1,596	21,859
[a]	Ecopro BM Co. Ltd.	Electrical Equipment	174	24,549
[a]	Ecopro Co. Ltd.	Electrical Equipment	372	25,204
[a]	Ecopro Materials Co. Ltd.	Electrical Equipment	126	12,998
	E-MART, Inc., Class A	Consumer Staples Distribution & Retail	78	3,531
	F&F Co. Ltd.	Textiles, Apparel & Luxury Goods	60	3,143
	Fila Holdings Corp.	Textiles, Apparel & Luxury Goods	198	6,397
	Green Cross Corp.	Biotechnology	24	2,780
[a]	GS Engineering & Construction Corp.	Construction & Engineering	246	3,450
franklintempleton.com	Semi-Annual Report	28

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	South Korea (continued)
	GS Holdings Corp.	Industrial Conglomerates	174	$ 5,662
	GS Retail Co. Ltd.	Consumer Staples Distribution & Retail	150	2,449
	Hana Financial Group, Inc.	Banks	1,002	45,054
	Hanjin Kal Corp.	Hotels, Restaurants & Leisure	120	7,571
	Hankook Tire & Technology Co. Ltd.	Automobile Components	288	9,129
	Hanmi Pharm Co. Ltd.	Pharmaceuticals	24	5,900
	Hanmi Science Co. Ltd.	Health Care Providers & Services	96	2,342
	Hanmi Semiconductor Co. Ltd.	Semiconductors & Semiconductor Equipment	168	13,913
	Hanon Systems	Automobile Components	624	2,030
	Hanwha Aerospace Co. Ltd.	Aerospace & Defense	118	26,800
	Hanwha Corp.	Industrial Conglomerates	174	3,845
[a]	Hanwha Industrial Solutions Co. Ltd.	Aerospace & Defense	132	3,352
	Hanwha Life Insurance Co. Ltd.	Insurance	1,386	3,042
[a]	Hanwha Ocean Co. Ltd., Class A	Machinery	342	7,990
	Hanwha Solutions Corp.	Chemicals	402	7,947
	HD Hyundai Co. Ltd.	Oil, Gas & Consumable Fuels	162	9,477
	HD Hyundai Electric Co. Ltd.	Electrical Equipment	78	19,654
[a]	HD Hyundai Heavy Industries Co. Ltd.	Machinery	84	11,858
	HD Hyundai Infracore Co. Ltd.	Machinery	540	3,097
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	Machinery	162	23,253
	Hite Jinro Co. Ltd.	Beverages	120	1,867
	HL Mando Co. Ltd.	Automobile Components	126	3,546
[a]	HLB, Inc.	Health Care Equipment & Supplies	456	29,884
	HMM Co. Ltd.	Marine Transportation	1,104	15,644
	Hotel Shilla Co. Ltd.	Specialty Retail	120	4,386
	HYBE Co. Ltd.	Entertainment	78	10,068
	Hyundai Autoever Corp.	IT Services	24	2,869
	Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	282	6,577
	Hyundai Glovis Co. Ltd.	Air Freight & Logistics	144	13,445
	Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	228	5,754
	Hyundai Mipo Dockyard Co. Ltd.	Machinery	78	5,947
	Hyundai Mobis Co. Ltd.	Automobile Components	258	42,911
	Hyundai Motor Co.	Automobiles	507	94,600
	Hyundai Steel Co.	Metals & Mining	324	6,913
	Hyundai Wia Corp.	Automobile Components	60	2,363
	Industrial Bank of Korea	Banks	1,056	11,281
	Kakao Corp.	Interactive Media & Services	1,266	34,997
[a]	Kakao Games Corp.	Entertainment	156	2,088
	KakaoBank Corp.	Banks	834	13,489
[a]	Kakaopay Corp.	Financial Services	84	1,567
	Kangwon Land, Inc.	Hotels, Restaurants & Leisure	414	5,372
	KB Financial Group, Inc.	Banks	1,284	79,434
	KCC Corp.	Chemicals	18	4,150
	KEPCO Plant Service & Engineering Co. Ltd.	Commercial Services & Supplies	84	2,704
	Kia Corp.	Automobiles	948	72,421
	Korea Aerospace Industries Ltd.	Aerospace & Defense	270	10,757
	Korea Electric Power Corp.	Electric Utilities	990	15,557
[a]	Korea Gas Corp.	Gas Utilities	102	3,635
	Korea Investment Holdings Co. Ltd.	Capital Markets	150	8,419
	Korea Zinc Co. Ltd.	Metals & Mining	42	22,097
	Korean Air Lines Co. Ltd.	Passenger Airlines	720	12,416
[a]	Krafton, Inc.	Entertainment	138	36,144
	KT&G Corp.	Tobacco	372	30,979
[a]	Kum Yang Co. Ltd.	Chemicals	132	5,279
	Kumho Petrochemical Co. Ltd.	Chemicals	60	7,245
[a]	L&F Co. Ltd.	Electrical Equipment	96	8,332
29	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	South Korea (continued)
	LG Chem Ltd.	Chemicals	180	$ 49,071
	LG Corp.	Industrial Conglomerates	330	19,961
[a]	LG Display Co. Ltd.	Electronic Equipment, Instruments & Components	1,188	9,939
	LG Electronics, Inc.	Household Durables	408	32,541
[a]	LG Energy Solution Ltd.	Electrical Equipment	150	47,545
	LG H&H Co. Ltd.	Personal Care Products	36	10,434
	LG Innotek Co. Ltd.	Electronic Equipment, Instruments & Components	54	9,002
	LG Uplus Corp.	Diversified Telecommunication Services	822	6,166
	Lotte Chemical Corp.	Chemicals	72	5,588
	Lotte Chilsung Beverage Co. Ltd.	Beverages	12	1,193
	Lotte Corp.	Industrial Conglomerates	102	1,923
	Lotte Energy Materials Corp.	Electronic Equipment, Instruments & Components	78	2,457
	Lotte Shopping Co. Ltd.	Broadline Retail	42	1,975
	LS Corp.	Electrical Equipment	66	6,218
	LS Electric Co. Ltd.	Electrical Equipment	54	6,743
	Meritz Financial Group, Inc.	Financial Services	348	25,840
	Mirae Asset Securities Co. Ltd.	Capital Markets	1,002	6,452
	NAVER Corp.	Interactive Media & Services	510	66,066
	NCSoft Corp.	Entertainment	60	8,764
[a,b]	Netmarble Corp.	Entertainment	84	3,822
	NH Investment & Securities Co. Ltd., Class C	Capital Markets	528	5,419
	NongShim Co. Ltd.	Food Products	12	3,533
	OCI Holdings Co. Ltd.	Chemicals	60	3,253
	Orion Corp.	Food Products	84	6,263
	Ottogi Corp.	Food Products	6	1,957
	Pan Ocean Co. Ltd.	Marine Transportation	954	2,914
	Paradise Co. Ltd.	Hotels, Restaurants & Leisure	180	1,661
[a]	Pearl Abyss Corp.	Entertainment	126	3,719
	Posco DX Co. Ltd.	IT Services	204	4,758
	POSCO Future M Co. Ltd.	Electrical Equipment	108	20,647
	POSCO Holdings, Inc.	Metals & Mining	282	83,024
	Posco International Corp.	Trading Companies & Distributors	174	7,598
	S-1 Corp.	Commercial Services & Supplies	72	3,254
[a,b]	Samsung Biologics Co. Ltd.	Life Sciences Tools & Services	66	49,309
	Samsung C&T Corp.	Industrial Conglomerates	318	33,510
	Samsung Card Co. Ltd.	Consumer Finance	114	3,587
[a]	Samsung E&A Co. Ltd.	Construction & Engineering	612	10,296
	Samsung Electro-Mechanics Co. Ltd.	Electronic Equipment, Instruments & Components	210	21,278
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	18,090	850,757
	Samsung Fire & Marine Insurance Co. Ltd.	Insurance	126	33,193
[a]	Samsung Heavy Industries Co. Ltd.	Machinery	2,508	19,236
	Samsung Life Insurance Co. Ltd.	Insurance	270	19,243
	Samsung SDI Co. Ltd.	Electronic Equipment, Instruments & Components	198	57,309
	Samsung SDS Co. Ltd.	IT Services	138	16,325
	Samsung Securities Co. Ltd.	Capital Markets	246	8,193
[a]	SD Biosensor, Inc.	Health Care Equipment & Supplies	156	1,095
	Shinhan Financial Group Co. Ltd.	Banks	1,836	77,922
	Shinsegae, Inc.	Broadline Retail	24	2,920
[a]	SK Biopharmaceuticals Co. Ltd.	Pharmaceuticals	102	8,112
[a]	SK Bioscience Co. Ltd.	Biotechnology	96	4,067
	SK Hynix, Inc.	Semiconductors & Semiconductor Equipment	2,046	273,176
[a,b]	SK IE Technology Co. Ltd.	Electrical Equipment	102	2,824
[a]	SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	216	19,342
[a]	SK Square Co. Ltd.	Industrial Conglomerates	354	21,873
	SK, Inc.	Industrial Conglomerates	120	14,058
[a]	SKC Co. Ltd.	Chemicals	72	7,884
	S-Oil Corp.	Oil, Gas & Consumable Fuels	156	7,301
franklintempleton.com	Semi-Annual Report	30

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	South Korea (continued)
	Solus Advanced Materials Co. Ltd.	Electronic Equipment, Instruments & Components	102	$ 975
[a]	Wemade Co. Ltd.	Entertainment	66	1,716
	Woori Financial Group, Inc.	Banks	2,274	26,953
	Yuhan Corp.	Pharmaceuticals	192	20,937
				3,255,550
	Taiwan 18.8%
	Accton Technology Corp.	Communications Equipment	2,100	35,302
	Acer, Inc., Class H	Technology Hardware, Storage & Peripherals	12,000	15,471
	Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	1,620	16,458
	Alchip Technologies Ltd.	Semiconductors & Semiconductor Equipment	280	17,474
	ASE Technology Holding Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	12,600	60,120
	Asia Cement Corp.	Construction Materials	9,600	14,485
	Asia Vital Components Co. Ltd.	Technology Hardware, Storage & Peripherals	1,200	22,372
	ASMedia Technology, Inc.	Semiconductors & Semiconductor Equipment	160	8,165
	ASPEED Technology, Inc.	Semiconductors & Semiconductor Equipment	106	14,420
	Asustek Computer, Inc.	Technology Hardware, Storage & Peripherals	2,700	47,181
	AUO Corp., Class H	Electronic Equipment, Instruments & Components	24,000	12,930
	Capital Securities Corp., Class A	Capital Markets	6,000	4,105
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	2,280	17,039
	Cathay Financial Holding Co. Ltd., Class A	Insurance	36,000	75,648
	Chailease Holding Co. Ltd., Class A	Financial Services	5,516	28,498
	Chang Hwa Commercial Bank Ltd., Class A	Banks	24,768	14,009
	Cheng Shin Rubber Industry Co. Ltd., Class A	Automobile Components	7,200	11,785
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	2,260	11,712
	China Airlines Ltd., Class A	Passenger Airlines	12,000	8,153
	China Motor Corp., Class A	Automobiles	800	1,866
	China Steel Corp., Class A	Metals & Mining	42,000	30,724
	Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	14,500	57,502
	Compal Electronics, Inc., Class H	Technology Hardware, Storage & Peripherals	18,000	18,940
	CTBC Financial Holding Co. Ltd., Class A	Banks	60,000	65,220
	Delta Electronics, Inc., Class A	Electronic Equipment, Instruments & Components	8,400	100,997
	E Ink Holdings, Inc.	Electronic Equipment, Instruments & Components	3,000	27,776
	E.Sun Financial Holding Co. Ltd., Class A	Banks	55,081	48,821
	Eclat Textile Co. Ltd., Class A	Textiles, Apparel & Luxury Goods	780	13,433
	Elite Material Co. Ltd.	Electronic Equipment, Instruments & Components	1,050	14,831
	eMemory Technology, Inc.	Semiconductors & Semiconductor Equipment	252	20,943
	Ennostar, Inc., Class H	Semiconductors & Semiconductor Equipment	2,520	3,615
	Eternal Materials Co. Ltd., Class H	Chemicals	3,000	3,237
	Eva Airways Corp., Class H	Passenger Airlines	12,000	14,220
	Evergreen Marine Corp. Taiwan Ltd.	Marine Transportation	3,900	24,770
	Far Eastern International Bank	Banks	6,303	2,768
	Far Eastern New Century Corp.	Industrial Conglomerates	12,000	14,561
	Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	6,000	17,196
	Feng TAY Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	1,980	9,760
	First Financial Holding Co. Ltd.	Banks	43,260	37,455
[a,b]	FIT Hon Teng Ltd.	Electronic Equipment, Instruments & Components	6,000	1,877
	Formosa Chemicals & Fibre Corp.	Chemicals	13,200	18,123
	Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	5,260	8,759
	Formosa Plastics Corp.	Chemicals	14,160	23,938
	Formosa Sumco Technology Corp.	Semiconductors & Semiconductor Equipment	300	1,303
	Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	6,000	3,972
	Fortune Electric Co. Ltd.	Electrical Equipment	500	9,938
	Foxconn Technology Co. Ltd.	Electronic Equipment, Instruments & Components	4,500	9,442
	Fubon Financial Holding Co. Ltd.	Insurance	31,130	88,925
	Genius Electronic Optical Co. Ltd.	Electronic Equipment, Instruments & Components	360	5,529
	Giant Manufacturing Co. Ltd.	Leisure Products	1,200	8,494
	Gigabyte Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	1,800	14,703
31	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Taiwan (continued)
	Global Unichip Corp.	Semiconductors & Semiconductor Equipment	300	$ 10,428
	Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	820	11,790
	Hiwin Technologies Corp.	Machinery	1,200	8,115
	Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	45,600	270,172
	Hotai Motor Co. Ltd.	Specialty Retail	1,260	28,229
[a]	HTC Corp.	Technology Hardware, Storage & Peripherals	3,000	4,489
	Hua Nan Financial Holdings Co. Ltd., Class C	Banks	36,360	29,528
	Innolux Corp.	Electronic Equipment, Instruments & Components	26,400	13,473
	International Games System Co. Ltd.	Entertainment	600	18,694
	Inventec Corp.	Technology Hardware, Storage & Peripherals	10,000	13,619
	Jentech Precision Industrial Co. Ltd.	Semiconductors & Semiconductor Equipment	400	16,368
	KGI Financial Holding Co. Ltd., Class A	Insurance	60,000	31,283
	King Yuan Electronics Co. Ltd.	Semiconductors & Semiconductor Equipment	4,000	14,220
	Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	400	32,105
	Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	7,400	23,266
	Lotes Co. Ltd.	Electronic Equipment, Instruments & Components	300	13,129
	MediaTek, Inc.	Semiconductors & Semiconductor Equipment	5,640	209,407
	Mega Financial Holding Co. Ltd.	Banks	43,260	53,722
	Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	2,400	13,196
	momo.com, Inc.	Broadline Retail	257	3,200
	Nan Ya Plastics Corp.	Chemicals	20,260	29,449
	Nan Ya Printed Circuit Board Corp.	Electronic Equipment, Instruments & Components	780	3,512
[a]	Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	4,750	7,107
	Nien Made Enterprise Co. Ltd.	Household Durables	600	9,669
	Novatek Microelectronics Corp.	Semiconductors & Semiconductor Equipment	2,160	35,356
[a]	Oneness Biotech Co. Ltd.	Pharmaceuticals	1,461	6,602
	Pegatron Corp.	Technology Hardware, Storage & Peripherals	7,800	25,387
[a]	PharmaEssentia Corp.	Biotechnology	840	16,881
	Pou Chen Corp.	Textiles, Apparel & Luxury Goods	6,000	6,854
[a]	Powerchip Semiconductor Manufacturing Corp.	Semiconductors & Semiconductor Equipment	12,000	8,190
	Powertech Technology, Inc.	Semiconductors & Semiconductor Equipment	3,000	12,987
	President Chain Store Corp.	Consumer Staples Distribution & Retail	2,220	20,694
	Quanta Computer, Inc.	Technology Hardware, Storage & Peripherals	10,120	84,423
	Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	1,800	26,790
	Ruentex Development Co. Ltd.	Real Estate Management & Development	6,000	9,281
	Shanghai Commercial & Savings Bank Ltd.	Banks	12,000	14,637
	Shihlin Electric & Engineering Corp.	Electrical Equipment	1,000	6,983
[a]	Shin Kong Financial Holding Co. Ltd.	Insurance	58,284	22,193
	Sino-American Silicon Products, Inc.	Semiconductors & Semiconductor Equipment	1,920	10,739
	SinoPac Financial Holdings Co. Ltd.	Banks	43,050	32,988
	Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	5,200	11,913
	Taishin Financial Holding Co. Ltd.	Banks	49,920	29,025
	Taiwan Business Bank	Banks	20,070	10,115
	Taiwan Cooperative Financial Holding Co. Ltd.	Banks	43,470	35,577
	Taiwan Fertilizer Co. Ltd.	Chemicals	3,000	5,498
[a]	Taiwan Glass Industry Corp.	Building Products	6,000	3,545
	Taiwan High Speed Rail Corp.	Transportation Infrastructure	6,000	5,612
	Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	6,000	21,803
	Taiwan Secom Co. Ltd.	Commercial Services & Supplies	1,020	4,448
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	91,280	2,760,336
[a]	Tatung Co. Ltd.	Electrical Equipment	9,000	13,978
	TCC Group Holdings Co. Ltd.	Construction Materials	24,000	25,633
	Teco Electric & Machinery Co. Ltd.	Electrical Equipment	6,000	9,252
	Transcend Information, Inc.	Technology Hardware, Storage & Peripherals	1,020	3,320
	U-Ming Marine Transport Corp.	Marine Transportation	1,800	3,174
	Unimicron Technology Corp.	Electronic Equipment, Instruments & Components	4,920	22,387
	Uni-President Enterprises Corp.	Food Products	18,000	49,598
franklintempleton.com	Semi-Annual Report	32

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Taiwan (continued)
	United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	45,000	$ 76,501
	Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	3,600	11,774
	Voltronic Power Technology Corp.	Electrical Equipment	250	15,997
	Walsin Lihwa Corp.	Electrical Equipment	12,000	13,272
	Walsin Technology Corp.	Electronic Equipment, Instruments & Components	1,200	4,095
	Wan Hai Lines Ltd.	Marine Transportation	3,600	11,148
[a]	Win Semiconductors Corp.	Semiconductors & Semiconductor Equipment	1,500	6,470
[a]	Winbond Electronics Corp.	Semiconductors & Semiconductor Equipment	12,734	8,591
	Wistron Corp.	Technology Hardware, Storage & Peripherals	10,800	34,468
	Wiwynn Corp.	Technology Hardware, Storage & Peripherals	360	19,509
	WPG Holdings Ltd.	Electronic Equipment, Instruments & Components	6,000	14,220
	Yageo Corp.	Electronic Equipment, Instruments & Components	1,792	35,278
	Yang Ming Marine Transport Corp.	Marine Transportation	6,600	14,390
	Yuanta Financial Holding Co. Ltd.	Financial Services	48,960	49,043
	Yulon Motor Co. Ltd.	Automobiles	2,400	4,550
	Zhen Ding Technology Holding Ltd.	Electronic Equipment, Instruments & Components	2,260	8,105
				5,710,745
	Thailand 2.2%
	Advanced Info Service PCL, NVDR	Wireless Telecommunication Services	4,200	33,937
	Airports of Thailand PCL, Class H, NVDR	Transportation Infrastructure	16,200	32,221
	Asset World Corp. PCL, Class H, NVDR	Hotels, Restaurants & Leisure	27,600	3,242
	B Grimm Power PCL, Class A, NVDR	Independent Power Producers & Energy Traders	3,000	2,238
	Bangkok Bank PCL, Class A, fgn.	Banks	1,200	5,613
	Bangkok Bank PCL, Class A, NVDR	Banks	1,200	5,613
	Bangkok Dusit Medical Services PCL, Class A, NVDR	Health Care Providers & Services	41,400	38,598
	Bangkok Expressway & Metro PCL, Class H, NVDR	Transportation Infrastructure	31,200	7,902
	Banpu PCL, Class A, NVDR	Oil, Gas & Consumable Fuels	34,800	7,625
	Berli Jucker PCL, Class A, NVDR	Consumer Staples Distribution & Retail	4,200	3,224
[a]	BTS Group Holdings PCL, Class A, NVDR	Ground Transportation	33,000	4,615
	Bumrungrad Hospital PCL, NVDR	Health Care Providers & Services	2,400	20,064
	Carabao Group PCL, Class A, NVDR	Beverages	1,200	2,946
	Central Pattana PCL, Class A, NVDR	Real Estate Management & Development	12,000	24,986
	Central Retail Corp. PCL, Class A, NVDR	Broadline Retail	10,800	10,405
	Charoen Pokphand Foods PCL, Class A, NVDR	Food Products	15,600	11,636
	CP ALL PCL, Class B, NVDR	Consumer Staples Distribution & Retail	22,800	46,411
	CP Axtra PCL, NVDR	Consumer Staples Distribution & Retail	6,000	6,060
	Delta Electronics Thailand PCL, Class A, NVDR	Electronic Equipment, Instruments & Components	10,800	35,913
	Digital Telecommunications Infrastructure Fund, Class A, UNIT	Telecommunications	20,400	6,055
	Electricity Generating PCL, Class A, NVDR	Independent Power Producers & Energy Traders	600	2,303
	Energy Absolute PCL, Class A, NVDR	Independent Power Producers & Energy Traders	6,600	1,836
	Global Power Synergy PCL, NVDR	Independent Power Producers & Energy Traders	2,400	3,580
	Gulf Energy Development PCL, NVDR	Independent Power Producers & Energy Traders	11,400	20,194
	Home Product Center PCL, NVDR	Specialty Retail	21,600	6,981
	Indorama Ventures PCL, NVDR	Chemicals	6,600	5,066
	Intouch Holdings PCL, NVDR	Wireless Telecommunication Services	3,000	8,624
	IRPC PCL, NVDR	Oil, Gas & Consumable Fuels	39,600	2,154
	Kasikornbank PCL, fgn.	Banks	4,800	35,801
	Kasikornbank PCL, NVDR	Banks	1,600	7,459
	Krung Thai Bank PCL, NVDR	Banks	23,400	14,981
	Krungthai Card PCL, NVDR	Consumer Finance	4,200	6,363
	Land & Houses PCL, NVDR	Real Estate Management & Development	31,800	6,325
	Minor International PCL, NVDR	Hotels, Restaurants & Leisure	15,600	13,696
	Muangthai Capital PCL, NVDR	Consumer Finance	2,400	3,692
	Osotspa PCL, NVDR	Beverages	5,400	3,877
33	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Thailand (continued)
	PTT Exploration & Production PCL, NVDR	Oil, Gas & Consumable Fuels	5,400	$ 21,984
	PTT Global Chemical PCL, NVDR	Chemicals	7,800	7,272
	PTT Oil & Retail Business PCL, NVDR	Specialty Retail	10,800	5,907
	PTT PCL, NVDR	Oil, Gas & Consumable Fuels	54,600	57,693
	Ratch Group PCL, NVDR	Independent Power Producers & Energy Traders	4,200	4,210
	SCB X PCL, NVDR	Banks	6,600	22,357
	SCG Packaging PCL, NVDR	Containers & Packaging	4,800	4,326
	Siam Cement PCL, NVDR	Construction Materials	2,400	17,975
	Siam City Cement PCL, NVDR	Construction Materials	600	2,974
	Srisawad Corp. PCL, NVDR	Consumer Finance	2,680	3,602
	Thai Beverage PCL	Beverages	31,800	13,271
	Thai Life Insurance PCL, NVDR	Insurance	9,600	3,222
	Thai Oil PCL, NVDR	Oil, Gas & Consumable Fuels	4,200	6,690
	Thai Union Group PCL, NVDR	Food Products	10,200	4,628
	TMBThanachart Bank PCL, NVDR	Banks	168,000	10,285
[a]	True Corp. PCL, NVDR	Diversified Telecommunication Services	40,800	14,201
				652,833
	United Kingdom 0.2%
	CK Hutchison Holdings Ltd., Class A	Industrial Conglomerates	10,000	57,548
	United States 0.1%
	Parade Technologies Ltd.	Semiconductors & Semiconductor Equipment	300	7,214
[b]	Samsonite International SA	Textiles, Apparel & Luxury Goods	5,400	14,877
				22,091
	Total Common Stocks (Cost $25,215,168)			30,383,013
	Preferred Stocks 0.6%
	South Korea 0.6%
[f]	Amorepacific Corp., 2.282%, pfd.	Personal Care Products	42	1,288
[f]	Hanwha Corp., 5.205%, pfd.	Industrial Conglomerates	78	917
[f]	Hyundai Motor Co., 7.127%, pfd.	Automobiles	132	17,705
[f]	Hyundai Motor Co., 7.328%, pfd.	Automobiles	84	10,913
[f]	LG Chem Ltd., 1.464%, pfd.	Chemicals	30	5,563
[f]	LG Electronics, Inc., 2.711%, pfd.	Household Durables	66	2,513
[f]	Samsung Electronics Co. Ltd., 2.13%, pfd.	Technology Hardware, Storage & Peripherals	3,120	121,441
[f]	Samsung Fire & Marine Insurance Co. Ltd., 5.831%, pfd.	Insurance	12	2,519
[f]	Samsung SDI Co. Ltd., 0.467%, pfd.	Electronic Equipment, Instruments & Components	6	1,032
	Total Preferred Stocks (Cost $145,990)			163,891
	Right 0.0%
	Thailand 0.0%
[a]	BTS Group Holdings PCL	Ground Transportation	7,333	—
	Total Rights (Cost $0)			—
	Total Investments before Short-Term Investments (Cost $25,361,158)			30,546,904
franklintempleton.com	Semi-Annual Report	34

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Asia ex Japan ETF (continued)
		Industry	Shares	Value
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[g,h]	Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	Money Market Funds	59	$ 59
	Total Short-Term Investments (Cost $59)			59
	Total Investments (Cost $25,361,217) 100.8%			30,546,963
	Other Assets, less Liabilities (0.8)%			(229,356)
	Net Assets 100.0%			$ 30,317,607
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2024, the value of was $1,686,321, representing 5.6% of net assets.
[c]Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At September 30, 2024, the aggregate value of these securities was $4,670,257, representing 15.4% of net assets.
[d]Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
[e]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2024, the value of was $111,048, representing 0.4% of net assets.
[f]Variable rate security. The rate shown represents the yield at period end.
[g]The rate shown is the annualized seven-day effective yield at period end.
[h]See Note 3(c) regarding investments in affiliated management investment companies.
See Abbreviations on page 207.
35	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Franklin FTSE Australia ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$28.89	$26.76	$31.55	$29.12	$17.38	$24.63
Income from investment operations[a]:
Net investment income[b]	0.59	1.09	1.60	1.48	0.81	1.07
Net realized and unrealized gains (losses)	3.26	2.07	(4.84)	2.47	11.55	(7.18)
Total from investment operations	3.85	3.16	(3.24)	3.95	12.36	(6.11)
Less distributions from net investment income	(0.34)	(1.03)	(1.55)	(1.52)	(0.62)	(1.14)
Net asset value, end of period	$32.40	$28.89	$26.76	$31.55	$29.12	$17.38
Total return[c]	13.45%	12.03%	(9.90)%	13.93%	71.72%	(26.23)%
Ratios to average net assets[d]
Total expenses	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Net investment income	4.00%	4.08%	5.94%	4.93%	3.25%	4.28%
Supplemental data
Net assets, end of period (000’s)	$59,936	$27,447	$29,437	$29,968	$23,295	$7,820
Portfolio turnover rate[e]	2.28%[f]	7.72%[f]	5.88%[f]	15.26%[f]	6.98%[f]	8.16%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Ratios are annualized for periods less than one year.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash ("Cash creations").
[f]Portfolio turnover rate excluding cash creations was as follows:	2.28%	7.72%	5.88%	15.26%	6.98%	8.16%
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	36

Franklin Templeton ETF Trust
Schedule of Investments, September 30, 2024 (unaudited)
Franklin FTSE Australia ETF
		Industry	Shares	Value
	Common Stocks 98.6%
	Australia 95.2%
	AGL Energy Ltd.	Multi-Utilities	23,273	$ 191,003
	ALS Ltd.	Professional Services	18,796	188,033
	AMP Ltd.	Financial Services	101,454	93,610
	Ampol Ltd.	Oil, Gas & Consumable Fuels	9,324	197,484
	Ansell Ltd.	Health Care Equipment & Supplies	5,698	125,745
	ANZ Group Holdings Ltd.	Banks	117,512	2,484,851
	APA Group	Gas Utilities	50,135	269,902
	Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure	24,790	1,007,807
	ASX Ltd.	Capital Markets	7,585	336,406
	Atlas Arteria Ltd.	Transportation Infrastructure	44,252	150,122
	Aurizon Holdings Ltd.	Ground Transportation	68,931	168,808
	Bank of Queensland Ltd.	Banks	25,826	110,726
	Beach Energy Ltd.	Oil, Gas & Consumable Fuels	69,301	58,414
	Bendigo & Adelaide Bank Ltd.	Banks	22,126	178,826
	BHP Group Ltd.	Metals & Mining	196,803	6,275,016
	BlueScope Steel Ltd.	Metals & Mining	17,279	266,118
	Brambles Ltd.	Commercial Services & Supplies	54,390	718,060
	CAR Group Ltd.	Interactive Media & Services	14,356	373,082
	Challenger Ltd.	Financial Services	20,276	91,432
	Charter Hall Group	Diversified REITs	18,463	204,555
	Cleanaway Waste Management Ltd.	Commercial Services & Supplies	87,061	177,572
	Cochlear Ltd.	Health Care Equipment & Supplies	2,479	485,140
	Coles Group Ltd.	Consumer Staples Distribution & Retail	50,838	636,956
	Commonwealth Bank of Australia	Banks	65,416	6,144,318
	Computershare Ltd.	Professional Services	22,866	400,865
	CSL Ltd.	Biotechnology	18,833	3,740,362
	Deterra Royalties Ltd.	Metals & Mining	16,428	46,044
	Dexus	Office REITs	42,032	221,031
	Domain Holdings Australia Ltd.	Interactive Media & Services	9,620	21,356
	Domino’s Pizza Enterprises Ltd.	Hotels, Restaurants & Leisure	2,516	61,877
	Downer EDI Ltd.	Commercial Services & Supplies	26,270	99,872
	Endeavour Group Ltd.	Consumer Staples Distribution & Retail	62,974	219,315
	Evolution Mining Ltd.	Metals & Mining	72,964	234,871
	Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	7,955	123,345
	Fortescue Ltd.	Metals & Mining	62,086	890,733
	Goodman Group	Industrial REITs	72,779	1,867,642
	GPT Group	Diversified REITs	74,814	258,473
	Harvey Norman Holdings Ltd.	Broadline Retail	23,310	80,048
	IDP Education Ltd.	Diversified Consumer Services	10,878	119,991
	IGO Ltd.	Metals & Mining	24,346	98,976
	Iluka Resources Ltd.	Metals & Mining	16,650	80,510
	Incitec Pivot Ltd.	Chemicals	75,739	163,412
	Insignia Financial Ltd.	Capital Markets	26,122	47,661
	Insurance Australia Group Ltd.	Insurance	93,240	476,084
	JB Hi-Fi Ltd.	Specialty Retail	4,255	235,975
	Lendlease Corp. Ltd.	Real Estate Management & Development	26,862	132,312
[a]	Liontown Resources Ltd.	Metals & Mining	60,236	33,640
	Lottery Corp. Ltd.	Hotels, Restaurants & Leisure	86,802	308,321
[a]	Lynas Rare Earths Ltd.	Metals & Mining	36,408	202,570
	Macquarie Group Ltd.	Capital Markets	13,690	2,206,920
	Magellan Financial Group Ltd.	Capital Markets	5,291	36,780
	Medibank Pvt Ltd.	Insurance	107,522	272,266
	Metcash Ltd.	Consumer Staples Distribution & Retail	42,735	106,138
	Mineral Resources Ltd.	Metals & Mining	6,734	243,116
	Mirvac Group	Diversified REITs	153,957	229,637
	National Australia Bank Ltd.	Banks	121,323	3,143,669
	New Hope Corp. Ltd.	Oil, Gas & Consumable Fuels	19,869	71,815
37	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Australia ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Australia (continued)
[a]	NEXTDC Ltd.	IT Services	23,421	$ 284,346
	Northern Star Resources Ltd.	Metals & Mining	43,882	486,177
	Nufarm Ltd.	Chemicals	15,059	41,475
	Orica Ltd.	Chemicals	18,981	244,268
	Origin Energy Ltd.	Electric Utilities	67,266	467,125
	Orora Ltd.	Containers & Packaging	52,540	99,507
	Perpetual Ltd.	Capital Markets	4,440	57,354
[a,b]	Pilbara Minerals Ltd.	Metals & Mining	112,665	255,588
	Pro Medicus Ltd.	Health Care Technology	1,998	247,075
[a]	Qantas Airways Ltd.	Passenger Airlines	31,191	160,560
	QBE Insurance Group Ltd.	Insurance	58,608	672,505
	Qube Holdings Ltd.	Transportation Infrastructure	68,487	187,676
	Ramsay Health Care Ltd.	Health Care Providers & Services	6,845	197,642
	REA Group Ltd.	Interactive Media & Services	1,961	273,449
	Reece Ltd.	Trading Companies & Distributors	8,325	164,601
	Region RE Ltd.	Retail REITs	45,547	72,360
	Rio Tinto Ltd.	Metals & Mining	14,504	1,299,326
	Santos Ltd.	Oil, Gas & Consumable Fuels	126,762	617,347
	Scentre Group	Retail REITs	203,204	514,551
	SEEK Ltd.	Interactive Media & Services	13,764	237,287
	Seven Group Holdings Ltd.	Trading Companies & Distributors	7,733	230,041
	Sonic Healthcare Ltd.	Health Care Providers & Services	18,722	353,674
	South32 Ltd.	Metals & Mining	176,934	462,760
[a]	Star Entertainment Group Ltd.	Hotels, Restaurants & Leisure	102,157	20,907
	Steadfast Group Ltd.	Insurance	42,957	168,974
	Stockland	Diversified REITs	93,166	338,682
	Suncorp Group Ltd.	Insurance	49,691	623,619
	Tabcorp Holdings Ltd.	Hotels, Restaurants & Leisure	87,727	30,735
	Telstra Group Ltd.	Diversified Telecommunication Services	157,990	425,270
	TPG Telecom Ltd.	Diversified Telecommunication Services	14,282	48,748
	Transurban Group	Transportation Infrastructure	120,694	1,099,394
	Treasury Wine Estates Ltd.	Beverages	31,709	263,977
	Vicinity Ltd.	Retail REITs	147,482	226,118
	Washington H Soul Pattinson & Co. Ltd.	Financial Services	9,546	230,133
	Wesfarmers Ltd.	Broadline Retail	44,252	2,162,189
	Westpac Banking Corp.	Banks	135,531	2,982,462
	Whitehaven Coal Ltd.	Oil, Gas & Consumable Fuels	27,306	136,772
	WiseTech Global Ltd.	Software	6,327	602,176
	Woodside Energy Group Ltd.	Oil, Gas & Consumable Fuels	73,889	1,291,765
	Woolworths Group Ltd.	Consumer Staples Distribution & Retail	47,693	1,101,798
	Worley Ltd.	Construction & Engineering	18,685	192,237
	Yancoal Australia Ltd.	Oil, Gas & Consumable Fuels	12,802	54,443
				57,036,706
	Ireland 1.1%
[a]	James Hardie Industries PLC, CDI	Construction Materials	16,946	675,164
	New Zealand 1.0%
[a]	Xero Ltd.	Software	5,883	609,914
	United Kingdom 1.1%
	Amcor PLC, CDI	Containers & Packaging	56,092	635,852
franklintempleton.com	Semi-Annual Report	38

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Australia ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United States 0.2%
	GQG Partners, Inc., CDI	Capital Markets	24,975	$ 48,687
	Sims Ltd.	Metals & Mining	6,179	54,270
				102,957
	Total Common Stocks (Cost $52,249,218)			59,060,593
	Total Investments before Short-Term Investments (Cost $52,249,218)			59,060,593
	Short-Term Investments 0.2%
	Investments from Cash Collateral Received for Loaned Securities 0.2%
	United States 0.2%
[c,d]	Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	Money Market Funds	134,400	134,400
	Money Market Funds 0.0%†
	United States 0.0%†
[c,d]	Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	Money Market Funds	3,127	3,127
	Total Short-Term Investments (Cost $137,527)			137,527
	Total Investments (Cost $52,386,745) 98.8%			59,198,120
	Other Assets, less Liabilities 1.2%			737,482
	Net Assets 100.0%			$ 59,935,602
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]A portion or all of the security is on loan at September 30, 2024. See Note 1(d).
[c]The rate shown is the annualized seven-day effective yield at period end.
[d]See Note 3(c) regarding investments in affiliated management investment companies.
At September 30, 2024, the Fund had the following futures contracts outstanding. See  Note 1(c).
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
SPI 200 Index	Long	6	$ 864,343	12/19/24	$ 12,270

*As of period end.
See  Note 7 regarding other derivative information.
See Abbreviations on page 207.
39	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Franklin FTSE Brazil ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$19.56	$16.81	$23.56	$20.70	$14.46	$25.72
Income from investment operations[a]:
Net investment income[b]	0.68	1.46	2.06	1.84	0.46	1.07
Net realized and unrealized gains (losses)	(1.60)	3.14	(6.74)	2.55	6.31	(11.33)
Total from investment operations	(0.92)	4.60	(4.68)	4.39	6.77	(10.26)
Less distributions from net investment income	(0.52)	(1.85)	(2.07)	(1.53)	(0.53)	(1.00)
Net asset value, end of period	$18.12	$19.56	$16.81	$23.56	$20.70	$14.46
Total return[c]	(4.46)%	27.62%	(19.57)%	23.03%	46.83%	(41.69)%
Ratios to average net assets[d]
Total expenses	0.19%	0.19%	0.19%	0.19%	0.19%	0.23%
Net investment income	7.49%	7.72%	10.93%	8.87%	2.43%	4.26%
Supplemental data
Net assets, end of period (000’s)	$164,862	$162,382	$268,914	$527,820	$107,656	$102,700
Portfolio turnover rate[e]	9.32%[f]	42.28%[f]	52.70%[f]	17.71%[f]	21.01%[f]	36.07%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Ratios are annualized for periods less than one year.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash ("Cash creations").
[f]Portfolio turnover rate excluding cash creations was as follows:	3.84%	7.62%	13.82%	14.95%	9.31%	17.47%
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	40

Franklin Templeton ETF Trust
Schedule of Investments, September 30, 2024 (unaudited)
Franklin FTSE Brazil ETF
		Industry	Shares	Value
	Common Stocks 70.2%
	Brazil 68.5%
	Allos SA	Real Estate Management & Development	191,100	$ 766,744
	Alupar Investimento SA, UNIT	Electric Utilities	47,180	264,672
	Ambev SA	Beverages	1,829,100	4,393,226
[a]	Atacadao SA	Consumer Staples Distribution & Retail	227,500	386,422
	Auren Energia SA	Independent Power Producers & Energy Traders	145,643	279,743
	B3 SA - Brasil Bolsa Balcao	Capital Markets	2,329,600	4,581,515
	Banco Bradesco SA	Banks	627,900	1,509,275
	Banco BTG Pactual SA	Capital Markets	491,400	3,002,108
	Banco do Brasil SA	Banks	718,900	3,588,031
	Banco Santander Brasil SA	Banks	154,700	806,481
	BB Seguridade Participacoes SA	Insurance	282,100	1,838,949
[a]	BRF SA	Food Products	273,000	1,185,583
	Caixa Seguridade Participacoes SA	Insurance	191,100	510,578
	CCR SA	Transportation Infrastructure	464,100	1,031,182
	Centrais Eletricas Brasileiras SA	Electric Utilities	536,900	3,879,506
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	Water Utilities	182,000	3,021,191
	Cia Energetica de Minas Gerais	Electric Utilities	23,360	62,542
	Cia Paranaense de Energia - Copel	Electric Utilities	327,600	552,838
	Cia Siderurgica Nacional SA	Metals & Mining	254,800	603,102
	Cosan SA	Oil, Gas & Consumable Fuels	500,500	1,202,126
	CPFL Energia SA	Electric Utilities	81,900	510,277
	CSN Mineracao SA	Metals & Mining	218,400	276,720
[a]	Embraer SA	Aerospace & Defense	309,400	2,725,388
	Energisa SA	Electric Utilities	136,580	1,123,328
[a]	Eneva SA	Independent Power Producers & Energy Traders	163,800	420,193
	Engie Brasil Energia SA	Independent Power Producers & Energy Traders	73,400	572,153
	Equatorial Energia SA	Electric Utilities	385,078	2,298,108
[a]	Equatorial Energia SA	Electric Utilities	25,927	154,920
[b]	GPS Participacoes e Empreendimentos SA	Commercial Services & Supplies	182,000	622,953
	Grupo Mateus SA	Consumer Staples Distribution & Retail	163,800	222,880
[a,b]	Hapvida Participacoes e Investimentos SA	Health Care Providers & Services	1,992,900	1,463,807
	Hypera SA	Pharmaceuticals	163,800	788,952
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	Communications Equipment	27,300	100,762
	Itau Unibanco Holding SA	Banks	191,100	1,102,918
	Klabin SA	Containers & Packaging	345,880	1,326,790
	Localiza Rent a Car SA	Ground Transportation	418,627	3,151,733
	Lojas Renner SA	Specialty Retail	400,430	1,327,953
	M Dias Branco SA	Food Products	54,600	255,464
[a]	Magazine Luiza SA	Broadline Retail	154,767	275,669
[a]	Marfrig Global Foods SA	Food Products	145,600	364,682
	Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	127,400	600,061
	Natura & Co. Holding SA	Personal Care Products	400,416	1,033,061
	Neoenergia SA	Electric Utilities	91,000	327,518
	Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	1,556,100	11,221,133
	Porto Seguro SA	Insurance	72,800	487,401
	PRIO SA	Oil, Gas & Consumable Fuels	282,100	2,244,554
	Raia Drogasil SA	Consumer Staples Distribution & Retail	464,144	2,172,505
[b]	Rede D’Or Sao Luiz SA	Health Care Providers & Services	327,600	1,860,639
	Rumo SA	Ground Transportation	527,800	1,938,375
	Santos Brasil Participacoes SA	Transportation Infrastructure	300,300	813,917
	Sao Martinho SA	Food Products	63,700	306,581
[a]	Sendas Distribuidora SA	Consumer Staples Distribution & Retail	564,200	773,913
	SLC Agricola SA	Food Products	81,980	273,979
	Smartfit Escola de Ginastica e Danca SA	Hotels, Restaurants & Leisure	45,500	179,133
	Suzano SA	Paper & Forest Products	291,200	2,911,037
41	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Brazil ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Brazil (continued)
	Telefonica Brasil SA	Diversified Telecommunication Services	182,000	$ 1,865,518
	TIM SA	Wireless Telecommunication Services	336,700	1,158,028
	TOTVS SA	Software	182,000	954,482
	Transmissora Alianca de Energia Eletrica SA	Electric Utilities	91,000	572,155
	Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	345,800	1,346,803
	Usinas Siderurgicas de Minas Gerais SA Usiminas	Metals & Mining	72,800	80,342
	Vale SA	Metals & Mining	1,624,430	18,944,425
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	Ground Transportation	154,700	187,772
	Vibra Energia SA	Specialty Retail	464,100	1,994,186
	WEG SA	Electrical Equipment	618,800	6,180,273
				112,979,255
	United States 1.7%
	JBS SA	Food Products	473,200	2,748,415
	Total Common Stocks (Cost $102,248,495)			115,727,670
	Preferred Stocks 28.2%
	Brazil 28.2%
[a]	Alpargatas SA, pfd.	Textiles, Apparel & Luxury Goods	91,000	116,135
[c]	Banco Bradesco SA, 7.585%, pfd.	Banks	2,165,800	5,846,204
[c]	Bradespar SA, 13.808%, pfd.	Metals & Mining	109,200	405,454
[a]	Braskem SA, Class A, pfd.	Chemicals	81,900	299,730
[c]	Centrais Eletricas Brasileiras SA, 4.171%, pfd.	Electric Utilities	109,200	876,480
[c]	Cia Energetica de Minas Gerais, 12.798%, pfd.	Electric Utilities	691,640	1,447,849
[c]	Cia Paranaense de Energia - Copel, Class B, 3.238%, pfd.	Electric Utilities	436,800	817,326
[c]	CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 7.708%, pfd.	Electric Utilities	118,300	527,873
[c]	Gerdau SA, 4.581%, pfd.	Metals & Mining	536,900	1,883,064
[c]	Itau Unibanco Holding SA, 5.998%, pfd.	Banks	2,029,300	13,455,878
[c]	Itausa SA, 6.061%, pfd.	Banks	2,275,067	4,624,663
[c]	Metalurgica Gerdau SA, 11.447%, pfd.	Metals & Mining	282,100	565,671
[c]	Petroleo Brasileiro SA, 12.966%, pfd.	Oil, Gas & Consumable Fuels	2,293,200	15,163,637
[c]	Unipar Carbocloro SA, 5.938%, pfd.	Chemicals	19,924	170,600
[c]	Usinas Siderurgicas de Minas Gerais SA Usiminas, 4.535%, pfd.	Metals & Mining	200,200	229,397
	Total Preferred Stocks (Cost $38,869,221)			46,429,961
	Right 0.0%†
	Brazil 0.0%†
[a]	Diagnosticos da America SA	Health Care Providers & Services	100,206	368
	Total Rights (Cost $0)			368
	Total Investments before Short-Term Investments (Cost $141,117,716)			162,157,999
franklintempleton.com	Semi-Annual Report	42

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Brazil ETF (continued)
		Industry	Shares	Value
	Short-Term Investments 0.1%
	Money Market Funds 0.1%
	United States 0.1%
[d,e]	Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	Money Market Funds	221,176	$ 221,176
	Total Short-Term Investments (Cost $221,176)			221,176
	Total Investments (Cost $141,338,892) 98.5%			162,379,175
	Other Assets, less Liabilities 1.5%			2,483,119
	Net Assets 100.0%			$ 164,862,294
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2024, the value of was $3,947,399, representing 2.4% of net assets.
[c]Variable rate security. The rate shown represents the yield at period end.
[d]The rate shown is the annualized seven-day effective yield at period end.
[e]See Note 3(c) regarding investments in affiliated management investment companies.
At September 30, 2024, the Fund had the following futures contracts outstanding. See  Note 1(c).
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
Bovespa Index	Long	115	$ 2,799,738	10/16/24	$ (60,262)

*As of period end.
See  Note 7 regarding other derivative information.
See Abbreviations on page 207.
43	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Franklin FTSE Canada ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$34.73	$30.76	$36.07	$30.20	$19.50	$24.13
Income from investment operations[a]:
Net investment income[b]	0.46	0.90	0.92	0.80	0.75	0.69
Net realized and unrealized gains (losses)	2.83	3.90	(5.58)	5.77	10.63	(4.72)
Total from investment operations	3.29	4.80	(4.66)	6.57	11.38	(4.03)
Less distributions from net investment income	(0.36)	(0.83)	(0.65)	(0.70)	(0.68)	(0.60)
Net asset value, end of period	$37.66	$34.73	$30.76	$36.07	$30.20	$19.50
Total return[c]	9.64%	15.86%	(12.82)%	21.95%	59.10%	(17.25)%
Ratios to average net assets[d]
Total expenses	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Net investment income	2.63%	2.84%	3.00%	2.37%	2.88%	2.73%
Supplemental data
Net assets, end of period (000’s)	$412,387	$409,827	$279,927	$43,289	$24,160	$4,876
Portfolio turnover rate[e]	1.88%[f]	4.77%[f]	5.27%[f]	5.63%[f]	3.14%[f]	4.57%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Ratios are annualized for periods less than one year.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash ("Cash creations").
[f]Portfolio turnover rate excluding cash creations was as follows:	1.88%	4.77%	5.27%	5.63%	3.14%	4.57%
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	44

Franklin Templeton ETF Trust
Schedule of Investments, September 30, 2024 (unaudited)
Franklin FTSE Canada ETF
		Industry	Shares	Value
	Common Stocks 99.7%
	Canada 97.3%
	Agnico Eagle Mines Ltd.	Metals & Mining	107,310	$ 8,654,224
	Alimentation Couche-Tard, Inc.	Consumer Staples Distribution & Retail	169,068	9,357,278
	Bank of Montreal	Banks	156,585	14,145,330
	Bank of Nova Scotia	Banks	263,676	14,382,682
	Barrick Gold Corp.	Metals & Mining	379,089	7,548,388
	BCE, Inc.	Diversified Telecommunication Services	65,481	2,279,075
	Brookfield Asset Management Ltd., Class A	Capital Markets	88,914	4,208,269
	Brookfield Corp.	Capital Markets	320,397	17,035,506
	Cameco Corp.	Oil, Gas & Consumable Fuels	93,732	4,482,790
	Canadian Imperial Bank of Commerce, Class A	Banks	202,137	12,412,958
	Canadian National Railway Co.	Ground Transportation	121,107	14,197,206
	Canadian Natural Resources Ltd.	Oil, Gas & Consumable Fuels	452,892	15,055,613
	Canadian Pacific Kansas City Ltd.	Ground Transportation	201,261	17,232,214
	Cenovus Energy, Inc.	Oil, Gas & Consumable Fuels	280,977	4,704,615
[a]	CGI, Inc., Class A	IT Services	44,019	5,070,681
	Constellation Software, Inc.	Software	4,276	13,926,792
	Dollarama, Inc.	Broadline Retail	59,349	6,086,243
	Enbridge, Inc.	Oil, Gas & Consumable Fuels	458,148	18,631,815
	Fairfax Financial Holdings Ltd.	Insurance	4,614	5,832,332
	Fortis, Inc.	Electric Utilities	106,434	4,841,311
	Franco-Nevada Corp.	Metals & Mining	41,172	5,119,414
	George Weston Ltd.	Consumer Staples Distribution & Retail	12,045	2,023,920
	Great-West Lifeco, Inc.	Insurance	59,349	2,026,112
[b]	Hydro One Ltd.	Electric Utilities	68,328	2,371,085
	Imperial Oil Ltd.	Oil, Gas & Consumable Fuels	35,259	2,483,359
	Intact Financial Corp.	Insurance	38,325	7,367,410
	Loblaw Cos. Ltd.	Consumer Staples Distribution & Retail	31,098	4,145,326
	Magna International, Inc.	Automobile Components	57,816	2,374,353
	Manulife Financial Corp.	Insurance	389,601	11,526,964
	Metro, Inc., Class A	Consumer Staples Distribution & Retail	44,457	2,813,301
	National Bank of Canada	Banks	73,146	6,916,370
	Nutrien Ltd.	Chemicals	106,653	5,130,744
	Pembina Pipeline Corp.	Oil, Gas & Consumable Fuels	125,049	5,160,429
	Power Corp. of Canada	Insurance	117,384	3,706,726
	Restaurant Brands International, Inc.	Hotels, Restaurants & Leisure	67,233	4,856,781
	Royal Bank of Canada	Banks	303,972	37,981,031
[a]	Shopify, Inc., Class A	IT Services	260,172	20,866,528
	Sun Life Financial, Inc.	Insurance	125,925	7,312,496
	Suncor Energy, Inc.	Oil, Gas & Consumable Fuels	277,911	10,269,305
	TC Energy Corp.	Oil, Gas & Consumable Fuels	223,818	10,651,215
	Teck Resources Ltd., Class B	Metals & Mining	109,062	5,702,757
	TELUS Corp.	Diversified Telecommunication Services	106,434	1,787,622
	Thomson Reuters Corp.	Professional Services	29,784	5,085,955
	Toronto-Dominion Bank	Banks	380,403	24,080,880
	Tourmaline Oil Corp.	Oil, Gas & Consumable Fuels	71,832	3,339,700
	Wheaton Precious Metals Corp.	Metals & Mining	97,674	5,971,999
				401,157,104
	United States 2.4%
	Waste Connections, Inc.	Commercial Services & Supplies	55,407	9,914,980
	Total Common Stocks (Cost $360,708,459)			411,072,084
45	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Canada ETF (continued)
		Industry	Shares	Value
	Warrant 0.0%
	Canada 0.0%
[a,c]	Constellation Software, Inc., 3/31/40	Software	3,981	$ —
	Total Warrants (Cost $0)			—
	Total Investments before Short-Term Investments (Cost $360,708,459)			411,072,084
	Short-Term Investments 0.1%
	Time Deposits 0.1%
	Canada 0.1%
	Royal Bank of Canada, 4.15%, 10/01/2024		656,000	485,584
	Money Market Funds 0.0%†
	United States 0.0%†
[d,e]	Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	Money Market Funds	30,941	30,941
	Total Short-Term Investments (Cost $517,425)			516,525
	Total Investments (Cost $361,225,884) 99.8%			411,588,609
	Other Assets, less Liabilities 0.2%			798,720
	Net Assets 100.0%			$ 412,387,329
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2024, the value of was $2,371,085, representing 0.6% of net assets.
[c]Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
[d]The rate shown is the annualized seven-day effective yield at period end.
[e]See Note 3(c) regarding investments in affiliated management investment companies.
At September 30, 2024, the Fund had the following futures contracts outstanding. See  Note 1(c).
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
S&P/TSX 60 Index	Long	5	$ 1,069,174	12/19/24	$ 11,922

*As of period end.
See  Note 7 regarding other derivative information.
See Abbreviations on page 207.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	46

Franklin Templeton ETF Trust
Financial Highlights
Franklin FTSE China ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.70	$19.70	$21.43	$31.78	$22.19	$24.01
Income from investment operations[a]:
Net investment income[b]	0.41	0.37	0.54	0.49	0.32	0.45
Net realized and unrealized gains (losses)	4.53	(3.81)	(1.77)	(10.47)	9.56	(1.78)
Total from investment operations	4.94	(3.44)	(1.23)	(9.98)	9.88	(1.33)
Less distributions from net investment income	(0.12)	(0.56)	(0.50)	(0.37)	(0.29)	(0.49)
Net asset value, end of period	$20.52	$15.70	$19.70	$21.43	$31.78	$22.19
Total return[c]	31.78%	(17.65)%	(5.68)%	(31.63)%	44.67%	(5.64)%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%
Expenses net of waiver and payments by affiliates	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%
Net investment income	4.83%	2.20%	2.82%	1.80%	1.06%	1.94%
Supplemental data
Net assets, end of period (000’s)	$139,563	$113,068	$114,234	$111,454	$120,782	$48,807
Portfolio turnover rate[e]	5.63%[f]	9.59%[f]	9.69%[f]	12.78%[f]	15.97%[f]	32.47%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Ratios are annualized for periods less than one year.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash ("Cash creations").
[f]Portfolio turnover rate excluding cash creations was as follows:	3.23%	8.93%	9.69%	12.00%	15.31%	32.47%
47	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments, September 30, 2024 (unaudited)
Franklin FTSE China ETF
		Industry	Shares	Value
	Common Stocks 99.6%
	China 96.6%
	360 Security Technology, Inc., Class A	Software	34,000	$ 42,800
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	Entertainment	6,800	17,392
[a]	3peak, Inc., Class A	Semiconductors & Semiconductor Equipment	484	6,982
[b]	3SBio, Inc., Class A	Biotechnology	102,000	90,214
[a]	Addsino Co. Ltd., Class A	Communications Equipment	6,800	7,588
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	Semiconductors & Semiconductor Equipment	2,441	57,200
	AECC Aero-Engine Control Co. Ltd., Class A	Aerospace & Defense	6,800	21,327
	AECC Aviation Power Co. Ltd., Class A	Aerospace & Defense	10,200	60,177
	Agricultural Bank of China Ltd., Class A	Banks	333,200	228,524
	Agricultural Bank of China Ltd., Class H	Banks	1,700,000	801,030
	Aier Eye Hospital Group Co. Ltd., Class A	Health Care Providers & Services	39,484	89,759
[a]	Air China Ltd., Class A	Passenger Airlines	37,400	42,110
[a]	Air China Ltd., Class H	Passenger Airlines	92,000	51,404
[a,b]	Akeso, Inc.	Biotechnology	37,200	328,538
[c]	Alibaba Group Holding Ltd., Class A	Broadline Retail	935,881	13,253,545
	Aluminum Corp. of China Ltd., Class A	Metals & Mining	51,000	64,855
	Aluminum Corp. of China Ltd., Class H	Metals & Mining	204,000	162,307
	Amlogic Shanghai Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,794	18,033
[a]	Angang Steel Co. Ltd., Class A	Metals & Mining	27,200	9,561
[a]	Angang Steel Co. Ltd., Class H	Metals & Mining	86,000	17,161
	Angel Yeast Co. Ltd., Class A	Food Products	3,400	17,693
[b]	Angelalign Technology, Inc.	Health Care Equipment & Supplies	2,400	23,328
	Anhui Anke Biotechnology Group Co. Ltd., Class A	Biotechnology	7,916	11,118
	Anhui Conch Cement Co. Ltd., Class A	Construction Materials	17,000	63,495
	Anhui Conch Cement Co. Ltd., Class H	Construction Materials	66,250	194,891
	Anhui Expressway Co. Ltd., Class H	Transportation Infrastructure	28,000	34,029
	Anhui Gujing Distillery Co. Ltd., Class A	Beverages	1,800	52,215
	Anhui Gujing Distillery Co. Ltd., Class B	Beverages	6,800	109,605
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	Automobiles	10,200	36,552
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	Automobile Components	6,800	13,573
	Anjoy Foods Group Co. Ltd., Class A	Food Products	1,100	15,614
	ANTA Sports Products Ltd., Class A	Textiles, Apparel & Luxury Goods	69,560	845,825
	Apeloa Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	6,800	16,751
	Asymchem Laboratories Tianjin Co. Ltd., Class A	Pharmaceuticals	1,200	14,356
[c]	Autohome, Inc., ADR	Interactive Media & Services	3,298	107,581
	Avary Holding Shenzhen Co. Ltd., Class A	Electronic Equipment, Instruments & Components	3,400	17,377
	AVIC Industry-Finance Holdings Co. Ltd., Class A	Financial Services	37,400	19,772
	AviChina Industry & Technology Co. Ltd., Class H	Aerospace & Defense	136,000	66,534
	Avicopter PLC, Class A	Aerospace & Defense	3,400	20,268
[a]	BAIC BluePark New Energy Technology Co. Ltd., Class A	Automobiles	27,200	31,364
[b]	BAIC Motor Corp. Ltd., Class H	Automobiles	136,000	39,395
[a,c]	Baidu, Inc., Class A	Interactive Media & Services	122,400	1,664,041
	Bank of Beijing Co. Ltd., Class A	Banks	81,600	68,091
	Bank of Changsha Co. Ltd., Class A	Banks	17,000	20,331
	Bank of Chengdu Co. Ltd., Class A	Banks	6,800	15,303
	Bank of China Ltd., Class A	Banks	173,400	123,881
	Bank of China Ltd., Class H	Banks	4,590,000	2,168,690
	Bank of Communications Co. Ltd., Class A	Banks	153,000	161,774
franklintempleton.com	Semi-Annual Report	48

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE China ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Bank of Communications Co. Ltd., Class H	Banks	408,000	$ 313,058
	Bank of Guiyang Co. Ltd., Class A	Banks	17,000	14,720
	Bank of Hangzhou Co. Ltd., Class A	Banks	23,800	47,949
	Bank of Jiangsu Co. Ltd., Class A	Banks	71,400	85,697
	Bank of Nanjing Co. Ltd., Class A	Banks	40,800	63,835
	Bank of Ningbo Co. Ltd., Class A	Banks	27,220	99,956
	Bank of Qingdao Co. Ltd., Class A	Banks	20,400	11,018
	Bank of Shanghai Co. Ltd., Class A	Banks	54,400	61,328
[a]	Bank of Zhengzhou Co. Ltd., Class A	Banks	28,178	8,656
	Baoshan Iron & Steel Co. Ltd., Class A	Metals & Mining	71,400	70,802
	BBMG Corp., Class A	Construction Materials	40,800	10,785
	BBMG Corp., Class H	Construction Materials	136,000	14,007
[a]	BeiGene Ltd.	Biotechnology	44,200	823,398
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	Water Utilities	34,000	15,886
[a]	Beijing Capital International Airport Co. Ltd., Class H	Transportation Infrastructure	68,000	25,388
	Beijing Dabeinong Technology Group Co. Ltd., Class A	Food Products	17,000	11,611
	Beijing Easpring Material Technology Co. Ltd., Class A	Electrical Equipment	3,400	21,045
[a]	Beijing E-Hualu Information Technology Co. Ltd., Class A	Software	3,400	11,902
	Beijing Enlight Media Co. Ltd., Class A	Entertainment	13,600	17,295
	Beijing Enterprises Holdings Ltd., Class H	Gas Utilities	26,500	95,185
[a]	Beijing Jetsen Technology Co. Ltd., Class A	Entertainment	10,200	8,001
	Beijing Jingneng Clean Energy Co. Ltd., Class H	Independent Power Producers & Energy Traders	68,000	17,859
	Beijing Kingsoft Office Software, Inc., Class A	Software	1,829	69,620
	Beijing New Building Materials PLC, Class A	Building Products	6,800	32,044
	Beijing Originwater Technology Co. Ltd., Class A	Commercial Services & Supplies	17,035	11,854
	Beijing Roborock Technology Co. Ltd., Class A	Household Durables	740	29,386
	Beijing Shiji Information Technology Co. Ltd., Class A	Software	12,824	13,431
	Beijing Shougang Co. Ltd., Class A	Metals & Mining	34,000	16,517
[a]	Beijing Shunxin Agriculture Co. Ltd., Class A	Beverages	3,400	9,745
	Beijing Sinnet Technology Co. Ltd., Class A	IT Services	7,000	10,522
	Beijing Tiantan Biological Products Corp. Ltd., Class A	Biotechnology	8,120	29,168
	Beijing Tong Ren Tang Co. Ltd., Class A	Pharmaceuticals	6,800	40,866
	Beijing Ultrapower Software Co. Ltd., Class A	IT Services	10,200	18,174
	Beijing United Information Technology Co. Ltd., Class A	Trading Companies & Distributors	2,523	8,865
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	Biotechnology	1,721	20,132
	Beijing Yanjing Brewery Co. Ltd., Class A	Beverages	13,600	21,861
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	800	4,332
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	Electronic Equipment, Instruments & Components	3,760	5,179
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	Ground Transportation	112,200	96,831
	Bethel Automotive Safety Systems Co. Ltd., Class A	Automobile Components	2,240	15,657
[a,c]	Bilibili, Inc., Class Z	Entertainment	15,640	390,220
	Bloomage Biotechnology Corp. Ltd., Class A	Biotechnology	1,185	11,937
49	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE China ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
[b]	Blue Moon Group Holdings Ltd.	Household Products	51,000	$ 17,662
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	Media	10,200	10,260
	BOC International China Co. Ltd., Class A	Capital Markets	3,400	6,121
	BOE Technology Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	149,600	95,549
	BOE Technology Group Co. Ltd., Class B	Electronic Equipment, Instruments & Components	40,800	14,497
	Bright Dairy & Food Co. Ltd., Class A	Food Products	6,800	8,997
	Brilliance China Automotive Holdings Ltd.	Automobiles	136,000	52,702
	BTG Hotels Group Co. Ltd., Class A	Hotels, Restaurants & Leisure	3,400	7,190
	BYD Co. Ltd., Class A	Automobiles	7,300	320,542
	BYD Co. Ltd., Class H	Automobiles	60,654	2,216,106
	BYD Electronic International Co. Ltd.	Communications Equipment	41,500	173,907
	By-health Co. Ltd., Class A	Personal Care Products	6,800	14,477
	C&D International Investment Group Ltd.	Real Estate Management & Development	44,000	95,392
	C&S Paper Co. Ltd., Class A	Household Products	6,800	7,724
	Caida Securities Co. Ltd., Class A	Capital Markets	6,800	7,802
	Caitong Securities Co. Ltd., Class A	Capital Markets	20,460	25,492
[a]	Cambricon Technologies Corp. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,692	69,908
	Canmax Technologies Co. Ltd., Class A	Chemicals	4,270	15,058
[a,b]	CanSino Biologics, Inc., Class H	Biotechnology	5,400	19,813
	CECEP Solar Energy Co. Ltd., Class A	Independent Power Producers & Energy Traders	17,000	12,437
	CECEP Wind-Power Corp., Class A	Independent Power Producers & Energy Traders	30,880	14,516
	Central China Securities Co. Ltd., Class A	Capital Markets	13,600	9,269
	CETC Cyberspace Security Technology Co. Ltd., Class A	Software	3,400	8,210
	CGN Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	30,600	19,675
[b]	CGN Power Co. Ltd., Class H	Independent Power Producers & Energy Traders	612,000	236,370
	Changchun High-Tech Industry Group Co. Ltd., Class A	Pharmaceuticals	1,800	28,263
	Changjiang Securities Co. Ltd., Class A	Capital Markets	23,500	24,243
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	Automobile Components	1,000	21,100
	Chaozhou Three-Circle Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	7,800	41,348
	Chengdu Xingrong Environment Co. Ltd., Class A	Water Utilities	13,600	14,108
	Chengxin Lithium Group Co. Ltd., Class A	Chemicals	3,400	7,428
	Chifeng Jilong Gold Mining Co. Ltd., Class A	Metals & Mining	6,800	19,598
	China Baoan Group Co. Ltd., Class A	Industrial Conglomerates	10,200	14,006
[a,b]	China Bohai Bank Co. Ltd., Class H	Banks	170,000	22,762
	China Cinda Asset Management Co. Ltd., Class H	Capital Markets	476,000	66,183
	China CITIC Bank Corp. Ltd., Class A	Banks	95,200	95,354
	China CITIC Bank Corp. Ltd., Class H	Banks	510,000	325,665
[a,b]	China CITIC Financial Asset Management Co. Ltd., Class H	Capital Markets	850,000	59,092
	China Coal Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	20,400	42,994
	China Coal Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	118,000	147,358
	China Communications Services Corp. Ltd., Class H	Construction & Engineering	136,000	73,712
	China Conch Venture Holdings Ltd.	Construction & Engineering	85,000	83,933
	China Construction Bank Corp., Class A	Banks	37,400	42,377
	China Construction Bank Corp., Class H	Banks	5,134,000	3,886,440
	China CSSC Holdings Ltd., Class A	Machinery	20,400	121,753
[a]	China Eastern Airlines Corp. Ltd., Class A	Passenger Airlines	68,000	40,225
[a]	China Eastern Airlines Corp. Ltd., Class H	Passenger Airlines	68,000	20,923
	China Energy Engineering Corp. Ltd., Class A	Construction & Engineering	132,600	45,661
franklintempleton.com	Semi-Annual Report	50

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE China ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	China Energy Engineering Corp. Ltd., Class H	Construction & Engineering	272,000	$ 34,668
	China Everbright Bank Co. Ltd., Class A	Banks	183,600	94,441
	China Everbright Bank Co. Ltd., Class H	Banks	170,000	57,779
[b]	China Feihe Ltd.	Food Products	204,000	154,428
	China Galaxy Securities Co. Ltd., Class A	Capital Markets	26,900	59,153
	China Galaxy Securities Co. Ltd., Class H	Capital Markets	204,000	190,671
	China Great Wall Securities Co. Ltd., Class A	Capital Markets	13,600	17,858
[a]	China Greatwall Technology Group Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	13,600	20,171
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	Real Estate Management & Development	6,800	9,600
	China Hongqiao Group Ltd.	Metals & Mining	119,000	198,550
	China International Capital Corp. Ltd., Class A	Capital Markets	3,400	18,757
[b]	China International Capital Corp. Ltd., Class H	Capital Markets	81,600	146,024
	China International Marine Containers Group Co. Ltd., Class A	Machinery	10,650	13,680
	China International Marine Containers Group Co. Ltd., Class H	Machinery	37,400	29,516
	China Jinmao Holdings Group Ltd., Class A	Real Estate Management & Development	340,000	51,213
	China Jushi Co. Ltd., Class A	Construction Materials	14,887	25,015
	China Lesso Group Holdings Ltd.	Building Products	34,000	17,290
	China Life Insurance Co. Ltd., Class H	Insurance	403,727	811,872
[a,b,c]	China Literature Ltd., Class A	Media	20,400	85,093
	China Longyuan Power Group Corp. Ltd., Class H	Independent Power Producers & Energy Traders	185,000	167,911
	China Medical System Holdings Ltd.	Pharmaceuticals	68,000	78,352
	China Meheco Group Co. Ltd., Class A	Health Care Providers & Services	6,840	11,386
	China Merchants Bank Co. Ltd., Class A	Banks	81,600	438,510
	China Merchants Bank Co. Ltd., Class H	Banks	208,000	1,032,301
	China Merchants Energy Shipping Co. Ltd., Class A	Oil, Gas & Consumable Fuels	34,000	39,059
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	Transportation Infrastructure	28,900	51,989
	China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	70,860	112,938
	China Merchants Property Operation & Service Co. Ltd., Class A	Real Estate Management & Development	3,400	5,563
	China Merchants Securities Co. Ltd., Class A	Capital Markets	30,600	84,997
[b]	China Merchants Securities Co. Ltd., Class H	Capital Markets	20,400	23,900
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	Real Estate Management & Development	37,400	65,463
	China Minsheng Banking Corp. Ltd., Class A	Banks	139,400	80,071
	China Minsheng Banking Corp. Ltd., Class H	Banks	357,000	145,696
	China National Accord Medicines Corp. Ltd., Class B	Health Care Providers & Services	4,270	8,092
	China National Building Material Co. Ltd., Class H	Construction Materials	272,000	119,761
	China National Chemical Engineering Co. Ltd., Class A	Construction & Engineering	27,200	32,024
	China National Nuclear Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	64,600	102,918
[a]	China National Software & Service Co. Ltd., Class A	Software	4,270	25,570
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	Metals & Mining	13,600	40,089
	China Oilfield Services Ltd., Class A	Energy Equipment & Services	6,800	15,624
	China Oilfield Services Ltd., Class H	Energy Equipment & Services	102,000	93,891
	China Overseas Land & Investment Ltd., Class A	Real Estate Management & Development	204,000	418,111
51	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE China ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	China Pacific Insurance Group Co. Ltd., Class A	Insurance	27,200	$ 151,961
	China Pacific Insurance Group Co. Ltd., Class H	Insurance	142,800	514,760
	China Petroleum & Chemical Corp., Class A	Oil, Gas & Consumable Fuels	170,000	169,061
	China Petroleum & Chemical Corp., Class H	Oil, Gas & Consumable Fuels	1,360,000	847,428
	China Railway Group Ltd., Class A	Construction & Engineering	85,000	79,794
	China Railway Group Ltd., Class H	Construction & Engineering	238,000	125,013
	China Railway Signal & Communication Corp. Ltd., Class A	Electronic Equipment, Instruments & Components	29,444	26,463
[b]	China Railway Signal & Communication Corp. Ltd., Class H	Electronic Equipment, Instruments & Components	102,000	42,678
	China Rare Earth Resources & Technology Co. Ltd., Class A	Metals & Mining	6,800	27,506
	China Reinsurance Group Corp., Class H	Insurance	374,000	40,445
	China Resources Building Materials Technology Holdings Ltd.	Construction Materials	136,000	38,519
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	3,400	11,572
	China Resources Microelectronics Ltd., Class A	Semiconductors & Semiconductor Equipment	4,137	27,871
[b]	China Resources Mixc Lifestyle Services Ltd.	Real Estate Management & Development	34,000	152,984
[b]	China Resources Pharmaceutical Group Ltd., Class A	Pharmaceuticals	85,000	65,768
	China Resources Power Holdings Co. Ltd.	Independent Power Producers & Energy Traders	104,700	284,412
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	5,950	40,476
[a,c]	China Ruyi Holdings Ltd.	Entertainment	408,000	118,710
	China Shenhua Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	27,200	169,450
	China Shenhua Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	185,212	835,749
	China South Publishing & Media Group Co. Ltd., Class A	Media	6,800	13,525
[a]	China Southern Airlines Co. Ltd., Class A	Passenger Airlines	51,000	47,658
[a]	China Southern Airlines Co. Ltd., Class H	Passenger Airlines	88,000	42,032
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A	Commercial Services & Supplies	13,600	9,425
	China State Construction Engineering Corp. Ltd., Class A	Construction & Engineering	163,200	144,110
	China Suntien Green Energy Corp. Ltd., Class H	Oil, Gas & Consumable Fuels	102,000	47,930
	China Taiping Insurance Holdings Co. Ltd.	Insurance	81,600	131,316
	China Three Gorges Renewables Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	98,600	68,329
	China Tourism Group Duty Free Corp. Ltd., Class A	Specialty Retail	8,100	89,349
[b]	China Tourism Group Duty Free Corp. Ltd., Class H	Specialty Retail	6,800	65,921
[b]	China Tower Corp. Ltd., Class H	Diversified Telecommunication Services	2,584,000	342,648
	China TransInfo Technology Co. Ltd., Class A	IT Services	3,400	4,581
	China United Network Communications Ltd., Class A	Wireless Telecommunication Services	108,800	83,170
[a]	China Vanke Co. Ltd., Class A	Real Estate Management & Development	40,800	56,665
[a]	China Vanke Co. Ltd., Class H	Real Estate Management & Development	122,400	117,397
	China World Trade Center Co. Ltd., Class A	Real Estate Management & Development	3,400	13,403
	China XD Electric Co. Ltd., Class A	Electrical Equipment	23,800	29,620
	China Yangtze Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	98,600	423,357
	China Zhenhua Group Science & Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	3,400	21,215
franklintempleton.com	Semi-Annual Report	52

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE China ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	China Zheshang Bank Co. Ltd., Class A	Banks	44,200	$ 18,568
	China Zheshang Bank Co. Ltd., Class H	Banks	136,000	38,519
	Chinalin Securities Co. Ltd., Class A	Capital Markets	3,400	6,529
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	Media	6,800	15,177
	Chongqing Brewery Co. Ltd., Class A	Beverages	1,700	17,035
	Chongqing Changan Automobile Co. Ltd., Class A	Automobiles	35,144	74,721
	Chongqing Changan Automobile Co. Ltd., Class B	Automobiles	88,972	44,672
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	Food Products	4,270	9,542
	Chongqing Rural Commercial Bank Co. Ltd., Class A	Banks	20,400	15,857
	Chongqing Rural Commercial Bank Co. Ltd., Class H	Banks	136,000	70,561
	Chongqing Water Group Co. Ltd., Class A	Water Utilities	10,200	7,243
	Chongqing Zhifei Biological Products Co. Ltd., Class A	Biotechnology	10,200	48,649
	CITIC Ltd., Class B	Industrial Conglomerates	340,000	401,828
	Citic Pacific Special Steel Group Co. Ltd., Class A	Metals & Mining	21,280	41,474
	CITIC Securities Co. Ltd., Class A	Capital Markets	47,000	182,664
	CITIC Securities Co. Ltd., Class H	Capital Markets	88,700	234,668
	CMOC Group Ltd., Class A	Metals & Mining	37,400	46,492
	CMOC Group Ltd., Class H	Metals & Mining	216,000	212,176
	CMST Development Co. Ltd., Class A	Air Freight & Logistics	10,200	7,754
	CNGR Advanced Material Co. Ltd., Class A	Chemicals	4,680	26,855
	CNOOC Energy Technology & Services Ltd., Class A	Energy Equipment & Services	23,800	15,439
	CNPC Capital Co. Ltd., Class A	Banks	20,400	21,482
	Contemporary Amperex Technology Co. Ltd., Class A	Electrical Equipment	17,000	611,851
	COSCO SHIPPING Development Co. Ltd., Class A	Trading Companies & Distributors	54,400	20,521
	COSCO SHIPPING Development Co. Ltd., Class H	Trading Companies & Distributors	204,000	27,314
	COSCO SHIPPING Energy Transportation Co. Ltd., Class A	Oil, Gas & Consumable Fuels	13,600	30,800
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	Oil, Gas & Consumable Fuels	72,000	87,781
	COSCO SHIPPING Holdings Co. Ltd., Class A	Marine Transportation	49,580	111,293
	COSCO SHIPPING Holdings Co. Ltd., Class H	Marine Transportation	153,000	256,855
[a]	Country Garden Holdings Co. Ltd.	Real Estate Management & Development	770,000	19,231
	Country Garden Services Holdings Co. Ltd.	Real Estate Management & Development	110,100	92,276
	CRRC Corp. Ltd., Class A	Machinery	98,600	115,103
	CRRC Corp. Ltd., Class H	Machinery	238,000	155,654
	CSC Financial Co. Ltd., Class A	Capital Markets	20,400	78,293
[b]	CSC Financial Co. Ltd., Class H	Capital Markets	51,000	58,042
	CSG Holding Co. Ltd., Class A	Construction Materials	6,800	5,616
	CSG Holding Co. Ltd., Class B	Construction Materials	61,200	20,485
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	5,000	22,076
	CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	476,000	370,750
	Daan Gene Co. Ltd., Class A	Biotechnology	4,640	4,256
	Daqin Railway Co. Ltd., Class A	Ground Transportation	71,400	69,986
[a]	Daqo New Energy Corp., ADR	Semiconductors & Semiconductor Equipment	2,448	49,866
53	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE China ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Datang International Power Generation Co. Ltd., Class A	Independent Power Producers & Energy Traders	30,600	$ 12,986
	Datang International Power Generation Co. Ltd., Class H	Independent Power Producers & Energy Traders	136,000	28,014
	DHC Software Co. Ltd., Class A	IT Services	20,400	16,673
	Dian Diagnostics Group Co. Ltd., Class A	Health Care Providers & Services	3,400	6,631
	Do-Fluoride New Materials Co. Ltd., Class A	Chemicals	4,560	8,157
	Dong-E-E-Jiao Co. Ltd., Class A	Pharmaceuticals	3,400	29,974
	Dongfang Electric Corp. Ltd., Class A	Electrical Equipment	10,200	23,027
	Dongfang Electric Corp. Ltd., Class H	Electrical Equipment	20,400	27,892
	Dongfeng Motor Group Co. Ltd., Class H	Automobiles	126,500	41,203
	Dongguan Yiheda Automation Co. Ltd., Class A	Machinery	3,400	12,286
	Dongxing Securities Co. Ltd., Class A	Capital Markets	13,600	21,278
[a,b]	East Buy Holding Ltd.	Consumer Staples Distribution & Retail	23,000	58,510
[c]	East Money Information Co. Ltd., Class A	Capital Markets	64,576	187,307
[a]	Eastern Air Logistics Co. Ltd., Class A	Air Freight & Logistics	6,800	17,955
	Eastroc Beverage Group Co. Ltd., Class A	Beverages	700	27,103
	Ecovacs Robotics Co. Ltd., Class A	Household Durables	2,200	16,098
	ENN Energy Holdings Ltd.	Gas Utilities	40,800	315,422
	ENN Natural Gas Co. Ltd., Class A	Gas Utilities	13,600	39,992
	Eoptolink Technology, Inc. Ltd., Class A	Electronic Equipment, Instruments & Components	3,400	63,140
	Eternal Asia Supply Chain Management Ltd., Class A	Commercial Services & Supplies	13,600	7,637
	Eve Energy Co. Ltd., Class A	Electrical Equipment	7,800	54,365
	Everbright Securities Co. Ltd., Class A	Capital Markets	17,000	46,759
	Fangda Carbon New Material Co. Ltd., Class A	Electrical Equipment	17,000	12,145
	FAW Jiefang Group Co. Ltd., Class A	Machinery	10,200	13,510
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	Communications Equipment	6,800	16,673
[a]	Financial Street Holdings Co. Ltd., Class A	Real Estate Management & Development	13,200	6,601
	First Capital Securities Co. Ltd., Class A	Capital Markets	20,400	20,695
	Flat Glass Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	6,800	19,646
	Flat Glass Group Co. Ltd., Class H	Semiconductors & Semiconductor Equipment	25,000	42,099
	Focus Media Information Technology Co. Ltd., Class A	Media	57,800	58,389
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	Food Products	19,373	133,340
	Fosun International Ltd.	Industrial Conglomerates	119,000	76,295
	Founder Securities Co. Ltd., Class A	Capital Markets	37,400	49,912
	Foxconn Industrial Internet Co. Ltd., Class A	Electronic Equipment, Instruments & Components	51,000	183,563
	Fujian Funeng Co. Ltd., Class A	Independent Power Producers & Energy Traders	8,540	12,666
	Fujian Sunner Development Co. Ltd., Class A	Food Products	6,800	13,476
[c]	Full Truck Alliance Co. Ltd., ADR	Ground Transportation	41,072	370,059
	Fuyao Glass Industry Group Co. Ltd., Class A	Automobile Components	10,200	84,822
[b]	Fuyao Glass Industry Group Co. Ltd., Class H	Automobile Components	33,400	224,673
	GalaxyCore, Inc., Class A	Semiconductors & Semiconductor Equipment	13,600	28,624
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	Biotechnology	3,400	23,703
	Ganfeng Lithium Group Co. Ltd., Class A	Chemicals	7,060	34,772
[b]	Ganfeng Lithium Group Co. Ltd., Class H	Chemicals	23,060	66,501
	G-bits Network Technology Xiamen Co. Ltd., Class A	Entertainment	300	10,468
[a]	GCL System Integration Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	27,200	8,978
[a]	GCL Technology Holdings Ltd.	Semiconductors & Semiconductor Equipment	1,122,000	202,227
	GD Power Development Co. Ltd., Class A	Independent Power Producers & Energy Traders	68,000	53,147
[a,c]	GDS Holdings Ltd., Class A	IT Services	37,400	105,206
	GEM Co. Ltd., Class A	Metals & Mining	23,800	24,247
franklintempleton.com	Semi-Annual Report	54

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE China ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Gemdale Corp., Class A	Real Estate Management & Development	20,100	$ 15,710
[a]	Genscript Biotech Corp.	Life Sciences Tools & Services	68,000	122,037
	GF Securities Co. Ltd., Class A	Capital Markets	23,800	56,791
	GF Securities Co. Ltd., Class H	Capital Markets	61,200	84,935
[b]	Giant Biogene Holding Co. Ltd.	Personal Care Products	20,400	133,811
	Giant Network Group Co. Ltd., Class A	Entertainment	13,600	22,950
[a]	GigaDevice Semiconductor, Inc., Class A	Semiconductors & Semiconductor Equipment	3,448	43,537
	Ginlong Technologies Co. Ltd., Class A	Electrical Equipment	2,350	27,937
	Glarun Technology Co. Ltd., Class A	Communications Equipment	6,800	14,973
	GoerTek, Inc., Class A	Electronic Equipment, Instruments & Components	13,600	44,053
	Goldwind Science & Technology Co. Ltd., Class A	Electrical Equipment	13,600	19,471
	Goldwind Science & Technology Co. Ltd., Class H	Electrical Equipment	34,000	25,650
	Goneo Group Co. Ltd., Class A	Electrical Equipment	2,175	25,875
	GoodWe Technologies Co. Ltd., Class A	Electrical Equipment	634	5,516
	Gotion High-tech Co. Ltd., Class A	Electrical Equipment	6,800	22,444
[a]	Grandjoy Holdings Group Co. Ltd., Class A	Real Estate Management & Development	20,400	9,794
	Great Wall Motor Co. Ltd., Class A	Automobiles	13,600	58,899
	Great Wall Motor Co. Ltd., Class H	Automobiles	119,000	222,144
	Gree Electric Appliances, Inc. of Zhuhai, Class A	Household Durables	17,000	116,448
[a]	Greenland Holdings Corp. Ltd., Class A	Real Estate Management & Development	66,000	19,615
	Greentown China Holdings Ltd.	Real Estate Management & Development	68,000	80,191
	GRG Banking Equipment Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	10,200	17,052
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	Independent Power Producers & Energy Traders	10,200	7,141
	Guangdong Electric Power Development Co. Ltd., Class A	Independent Power Producers & Energy Traders	10,200	7,360
	Guangdong Electric Power Development Co. Ltd., Class B	Independent Power Producers & Energy Traders	47,600	13,175
[a]	Guangdong Golden Dragon Development, Inc., Class A	Capital Markets	3,400	7,117
	Guangdong Haid Group Co. Ltd., Class A	Food Products	7,000	48,029
	Guangdong HEC Technology Holding Co. Ltd., Class A	Metals & Mining	13,600	15,390
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	Household Durables	3,400	7,661
	Guanghui Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	27,200	27,944
	Guangshen Railway Co. Ltd., Class A	Ground Transportation	27,200	14,691
	Guangshen Railway Co. Ltd., Class H	Ground Transportation	68,000	19,522
	Guangxi Guiguan Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	17,000	17,100
	Guangxi Liugong Machinery Co. Ltd., Class A	Machinery	6,800	12,145
	Guangzhou Automobile Group Co. Ltd., Class A	Automobiles	13,600	17,159
	Guangzhou Automobile Group Co. Ltd., Class H	Automobiles	182,000	71,464
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	Health Care Providers & Services	6,800	29,790
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	Health Care Providers & Services	12,000	31,825
	Guangzhou Haige Communications Group, Inc. Co., Class A	Communications Equipment	10,200	15,478
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	Health Care Providers & Services	3,400	17,946
55	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE China ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	3,400	$ 17,907
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	Chemicals	8,460	22,387
	Guangzhou Wondfo Biotech Co. Ltd., Class A	Health Care Equipment & Supplies	1,300	4,904
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	Capital Markets	10,200	10,042
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	Beverages	6,800	9,328
	Guolian Securities Co. Ltd., Class A	Capital Markets	11,000	19,772
	Guosen Securities Co. Ltd., Class A	Capital Markets	27,200	45,977
[a]	Guosheng Financial Holding, Inc., Class A	Capital Markets	10,200	18,130
[d]	Guotai Junan Securities Co. Ltd., Class A	Capital Markets	33,000	69,313
[b,d]	Guotai Junan Securities Co. Ltd., Class H	Capital Markets	39,600	40,305
	Guoyuan Securities Co. Ltd., Class A	Capital Markets	20,400	25,855
[c]	H World Group Ltd.	Hotels, Restaurants & Leisure	105,440	413,344
[b,c]	Haidilao International Holding Ltd.	Hotels, Restaurants & Leisure	83,000	203,667
	Haier Smart Home Co. Ltd., Class A	Household Durables	27,200	124,950
	Haier Smart Home Co. Ltd., Class H	Household Durables	129,200	518,962
[a]	Hainan Airlines Holding Co. Ltd., Class A	Passenger Airlines	180,200	33,215
[a]	Hainan Airport Infrastructure Co. Ltd., Class A	Real Estate Management & Development	44,200	24,188
	Haitian International Holdings Ltd.	Machinery	34,000	109,430
[d]	Haitong Securities Co. Ltd., Class A	Capital Markets	42,900	53,758
[d]	Haitong Securities Co. Ltd., Class H	Capital Markets	184,800	86,296
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	Real Estate Management & Development	13,600	22,036
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	3,400	18,417
	Hangzhou First Applied Material Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	5,442	13,732
	Hangzhou Great Star Industrial Co. Ltd., Class A	Household Durables	6,800	30,460
	Hangzhou Lion Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	3,400	11,752
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	Chemicals	3,400	11,480
	Hangzhou Robam Appliances Co. Ltd., Class A	Household Durables	3,400	11,261
[a]	Hangzhou Silan Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	6,800	21,978
	Hangzhou Tigermed Consulting Co. Ltd., Class A	Life Sciences Tools & Services	3,400	33,516
[b]	Hangzhou Tigermed Consulting Co. Ltd., Class H	Life Sciences Tools & Services	6,800	35,105
	Han’s Laser Technology Industry Group Co. Ltd., Class A	Machinery	3,400	11,431
[b]	Hansoh Pharmaceutical Group Co. Ltd.	Pharmaceuticals	56,500	152,388
	Haohua Chemical Science & Technology Co. Ltd., Class A	Chemicals	3,400	15,424
	Harbin Boshi Automation Co. Ltd., Class A	Machinery	3,400	7,141
	Hefei Meiya Optoelectronic Technology, Inc., Class A	Machinery	4,180	9,538
	Heilongjiang Agriculture Co. Ltd., Class A	Food Products	6,800	14,438
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	Metals & Mining	10,200	29,265
	Henan Shuanghui Investment & Development Co. Ltd., Class A	Food Products	13,600	52,642
	Hengan International Group Co. Ltd.	Personal Care Products	32,750	112,996
franklintempleton.com	Semi-Annual Report	56

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE China ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	6,800	$ 13,787
	Hengli Petrochemical Co. Ltd., Class A	Chemicals	13,600	30,431
	Hengtong Optic-electric Co. Ltd., Class A	Communications Equipment	10,200	24,645
	Hengyi Petrochemical Co. Ltd., Class A	Chemicals	13,600	13,622
	Hesteel Co. Ltd., Class A	Metals & Mining	47,600	15,099
	Hisense Home Appliances Group Co. Ltd., Class H	Household Durables	22,000	82,137
	Hithink RoyalFlush Information Network Co. Ltd., Class A	Capital Markets	2,500	69,053
	HLA Group Corp. Ltd., Class A	Specialty Retail	23,800	25,777
[a]	Hopson Development Holdings Ltd.	Real Estate Management & Development	61,250	38,087
	Hoshine Silicon Industry Co. Ltd., Class A	Chemicals	3,400	29,163
	Hoyuan Green Energy Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	3,460	8,385
[b]	Hua Hong Semiconductor Ltd.	Semiconductors & Semiconductor Equipment	34,000	91,484
	Huadian Power International Corp. Ltd., Class A	Independent Power Producers & Energy Traders	30,600	26,190
	Huadian Power International Corp. Ltd., Class H	Independent Power Producers & Energy Traders	102,000	58,042
	Huadong Medicine Co. Ltd., Class A	Health Care Providers & Services	10,200	50,995
	Huafon Chemical Co. Ltd., Class A	Chemicals	17,000	20,404
	Huagong Tech Co. Ltd., Class A	Electronic Equipment, Instruments & Components	3,400	16,964
	Huaibei Mining Holdings Co. Ltd., Class A	Metals & Mining	10,200	26,248
	Hualan Biological Engineering, Inc., Class A	Biotechnology	7,460	19,091
	Huaneng Lancang River Hydropower, Inc., Class A	Independent Power Producers & Energy Traders	27,200	44,889
	Huaneng Power International, Inc., Class A	Independent Power Producers & Energy Traders	30,600	33,710
	Huaneng Power International, Inc., Class H	Independent Power Producers & Energy Traders	236,000	144,927
	Huapont Life Sciences Co. Ltd., Class A	Chemicals	6,800	4,615
	Huatai Securities Co. Ltd., Class A	Capital Markets	34,000	85,502
[b]	Huatai Securities Co. Ltd., Class H	Capital Markets	74,800	120,566
	Huaxi Securities Co. Ltd., Class A	Capital Markets	10,200	12,811
	Huaxia Bank Co. Ltd., Class A	Banks	61,200	64,972
	Huaxin Cement Co. Ltd., Class A	Construction Materials	6,800	13,826
	Huaxin Cement Co. Ltd., Class H	Construction Materials	18,200	20,104
	Huayu Automotive Systems Co. Ltd., Class A	Automobile Components	13,600	34,842
[a]	Hubei Biocause Pharmaceutical Co. Ltd., Class A	Insurance	17,000	9,012
	Hubei Energy Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	30,600	23,348
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	Chemicals	6,800	21,861
	Huizhou Desay Sv Automotive Co. Ltd., Class A	Automobile Components	2,300	39,367
	Humanwell Healthcare Group Co. Ltd., Class A	Pharmaceuticals	6,800	20,491
	Hunan Gold Corp. Ltd., Class A	Metals & Mining	6,800	17,246
	Hunan Valin Steel Co. Ltd., Class A	Metals & Mining	27,200	18,266
	Hundsun Technologies, Inc., Class A	Software	7,706	25,181
[a,b,c]	Hygeia Healthcare Holdings Co. Ltd., Class C	Health Care Providers & Services	20,400	62,244
	Hygon Information Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	10,200	150,523
	IEIT Systems Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	6,908	40,962
	Iflytek Co. Ltd., Class A	Software	10,200	64,768
	Imeik Technology Development Co. Ltd., Class A	Biotechnology	1,120	37,703
	Industrial & Commercial Bank of China Ltd., Class A	Banks	299,200	264,202
57	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE China ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Industrial & Commercial Bank of China Ltd., Class H	Banks	4,318,000	$ 2,579,404
	Industrial Bank Co. Ltd., Class A	Banks	81,600	224,676
	Industrial Securities Co. Ltd., Class A	Capital Markets	35,890	34,974
	Ingenic Semiconductor Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,300	21,335
[a]	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	Metals & Mining	163,200	40,342
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	Oil, Gas & Consumable Fuels	10,200	28,872
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	Metals & Mining	9,120	13,383
	Inner Mongolia ERDOS Resources Co. Ltd., Class B	Metals & Mining	26,120	23,978
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	Chemicals	34,000	22,299
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	Food Products	27,200	112,980
	Inner Mongolia Yitai Coal Co. Ltd., Class B	Oil, Gas & Consumable Fuels	57,800	123,923
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	Chemicals	17,000	16,372
[a,b]	Innovent Biologics, Inc., Class B	Biotechnology	81,000	491,162
	Intco Medical Technology Co. Ltd., Class A	Health Care Equipment & Supplies	3,490	13,978
[a,c]	iQIYI, Inc., ADR	Entertainment	24,854	71,082
[a]	IRICO Display Devices Co. Ltd., Class A	Electronic Equipment, Instruments & Components	17,000	18,169
	Isoftstone Information Technology Group Co. Ltd., Class A	IT Services	3,400	25,029
	JA Solar Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	14,292	27,671
	Jafron Biomedical Co. Ltd., Class A	Health Care Equipment & Supplies	3,400	15,905
	Jason Furniture Hangzhou Co. Ltd., Class A	Household Durables	4,180	18,557
	JCET Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	6,800	34,327
[a,b,c]	JD Health International, Inc.	Consumer Staples Distribution & Retail	57,800	260,444
[a,b,c]	JD Logistics, Inc.	Air Freight & Logistics	91,800	165,459
[c]	JD.com, Inc., Class A	Broadline Retail	146,200	3,145,159
	Jiangsu Eastern Shenghong Co. Ltd., Class A	Chemicals	17,000	22,542
	Jiangsu Expressway Co. Ltd., Class A	Transportation Infrastructure	6,800	13,865
	Jiangsu Expressway Co. Ltd., Class H	Transportation Infrastructure	68,000	68,897
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	Machinery	4,680	42,128
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	Pharmaceuticals	27,200	203,262
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	Beverages	5,000	36,821
	Jiangsu Linyang Energy Co. Ltd., Class A	Electrical Equipment	10,200	11,076
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	3,400	13,238
	Jiangsu Pacific Quartz Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,800	7,716
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	Media	10,200	17,504
	Jiangsu Yanghe Distillery Co. Ltd., Class A	Beverages	6,800	96,375
	Jiangsu Yangnong Chemical Co. Ltd., Class A	Chemicals	2,170	19,224
	Jiangsu Yoke Technology Co. Ltd., Class A	Chemicals	3,400	29,819
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	Health Care Equipment & Supplies	6,800	37,193
	Jiangsu Zhongtian Technology Co. Ltd., Class A	Electrical Equipment	13,600	30,101
	Jiangxi Copper Co. Ltd., Class A	Metals & Mining	10,200	35,576
	Jiangxi Copper Co. Ltd., Class H	Metals & Mining	68,000	138,495
[a]	Jiangxi Special Electric Motor Co. Ltd., Class A	Electrical Equipment	6,800	8,356
franklintempleton.com	Semi-Annual Report	58

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE China ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	Pharmaceuticals	6,800	$ 16,838
	Jinduicheng Molybdenum Co. Ltd., Class A	Metals & Mining	13,600	23,124
	Jinko Solar Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	27,200	34,240
[b,c]	Jinxin Fertility Group Ltd.	Health Care Providers & Services	129,500	61,020
	JiuGui Liquor Co. Ltd., Class A	Beverages	1,600	11,817
[b]	Jiumaojiu International Holdings Ltd.	Hotels, Restaurants & Leisure	52,500	33,457
	Jizhong Energy Resources Co. Ltd., Class A	Oil, Gas & Consumable Fuels	13,600	12,942
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	Pharmaceuticals	10,200	17,300
	Joinn Laboratories China Co. Ltd., Class A	Life Sciences Tools & Services	1,960	5,055
[b]	Joinn Laboratories China Co. Ltd., Class H	Life Sciences Tools & Services	6,072	7,653
	Jointown Pharmaceutical Group Co. Ltd., Class A	Health Care Providers & Services	23,872	19,579
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	Food Products	3,400	11,334
	Joyoung Co. Ltd., Class A	Household Durables	3,400	5,572
[a,c]	JOYY, Inc., ADR	Interactive Media & Services	1,530	55,447
	Juneyao Airlines Co. Ltd., Class A	Passenger Airlines	10,200	19,850
[a]	J-Yuan Trust Co. Ltd., Class A	Capital Markets	40,800	19,063
	Kaishan Group Co. Ltd., Class A	Machinery	3,400	4,712
[c]	Kanzhun Ltd., ADR	Interactive Media & Services	17,238	299,252
[c]	KE Holdings, Inc., ADR	Real Estate Management & Development	33,388	664,755
	Keda Industrial Group Co. Ltd., Class A	Machinery	6,800	8,443
	Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	41,000	103,985
[a,c]	Kingdee International Software Group Co. Ltd.	Software	154,000	178,436
	Kingnet Network Co. Ltd., Class A	Entertainment	10,200	17,329
	Kingsoft Corp. Ltd.	Entertainment	47,600	181,085
[a,b,c]	Kuaishou Technology, Class B	Interactive Media & Services	156,400	1,104,415
[a]	Kuang-Chi Technologies Co. Ltd., Class A	Aerospace & Defense	10,200	36,406
	Kunlun Tech Co. Ltd., Class A	Entertainment	6,000	32,192
	Kweichow Moutai Co. Ltd., Class A	Beverages	4,850	1,211,348
	Lakala Payment Co. Ltd., Class A	Financial Services	3,400	8,448
	Lao Feng Xiang Co. Ltd., Class B	Textiles, Apparel & Luxury Goods	13,600	52,142
	LB Group Co. Ltd., Class A	Chemicals	10,200	30,271
	Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	68,000	24,425
[a,b]	Legend Holdings Corp., Class H	Technology Hardware, Storage & Peripherals	30,600	28,246
	Lens Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	20,400	59,609
	Leo Group Co. Ltd., Class A	Media	37,400	9,886
	Lepu Medical Technology Beijing Co. Ltd., Class A	Health Care Equipment & Supplies	10,200	19,194
	Levima Advanced Materials Corp., Class A	Chemicals	3,400	7,894
	Leyard Optoelectronic Co. Ltd., Class A	Electronic Equipment, Instruments & Components	10,200	7,651
[a,c]	Li Auto, Inc., Class A	Automobiles	60,162	837,272
	Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	119,000	301,809
	Liaoning Port Co. Ltd., Class A	Transportation Infrastructure	78,200	16,649
	Lingyi iTech Guangdong Co., Class A	Electronic Equipment, Instruments & Components	34,000	36,484
	Livzon Pharmaceutical Group, Inc., Class A	Pharmaceuticals	3,400	19,748
	Livzon Pharmaceutical Group, Inc., Class H	Pharmaceuticals	6,800	25,869
[b,c]	Longfor Group Holdings Ltd.	Real Estate Management & Development	127,930	247,707
	LONGi Green Energy Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	30,600	76,777
	Longshine Technology Group Co. Ltd., Class A	Software	6,800	11,601
[a]	Loongson Technology Corp. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,883	32,184
[c]	Lufax Holding Ltd., ADR	Consumer Finance	10,079	35,176
	Luxi Chemical Group Co. Ltd., Class A	Chemicals	6,800	12,155
	Luxshare Precision Industry Co. Ltd., Class A	Electronic Equipment, Instruments & Components	28,099	174,488
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE China ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
[a,b]	Luye Pharma Group Ltd.	Pharmaceuticals	102,000	$ 43,991
	Luzhou Laojiao Co. Ltd., Class A	Beverages	5,600	119,783
[a]	Maanshan Iron & Steel Co. Ltd., Class A	Metals & Mining	27,200	9,250
	Mango Excellent Media Co. Ltd., Class A	Entertainment	7,730	29,070
	Maxscend Microelectronics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	2,432	32,279
	Meihua Holdings Group Co. Ltd., Class A	Chemicals	13,600	21,181
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	Health Care Providers & Services	17,000	10,518
[a,b,c]	Meituan, Class B	Hotels, Restaurants & Leisure	310,141	6,867,622
	Metallurgical Corp. of China Ltd., Class A	Construction & Engineering	61,200	29,207
	Metallurgical Corp. of China Ltd., Class H	Construction & Engineering	170,000	34,799
[a]	Microport Scientific Corp.	Health Care Equipment & Supplies	51,000	51,739
[a]	Midea Group Co. Ltd.	Household Durables	20,400	195,005
	Ming Yang Smart Energy Group Ltd., Class A	Electrical Equipment	10,200	15,740
	MINISO Group Holding Ltd.	Broadline Retail	19,792	94,660
[a]	Minth Group Ltd.	Automobile Components	42,750	88,059
	Montage Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	4,245	40,566
[a]	Muyuan Foods Co. Ltd., Class A	Food Products	21,360	141,339
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	4,245	8,825
	NARI Technology Co. Ltd., Class A	Electrical Equipment	31,688	125,282
	National Silicon Industry Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	13,770	37,344
	NAURA Technology Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,200	115,044
[a]	NavInfo Co. Ltd., Class A	Software	10,200	13,671
[c]	NetEase, Inc.	Entertainment	99,630	1,930,391
	New China Life Insurance Co. Ltd., Class A	Insurance	10,200	67,654
	New China Life Insurance Co. Ltd., Class H	Insurance	40,800	127,377
[a]	New Hope Liuhe Co. Ltd., Class A	Food Products	20,400	30,344
[c]	New Oriental Education & Technology Group, Inc.	Diversified Consumer Services	85,000	678,468
	Newland Digital Technology Co. Ltd., Class A	Software	3,400	8,312
[a]	Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	91,000	48,385
[a]	Ninestar Corp., Class A	Technology Hardware, Storage & Peripherals	6,800	29,469
	Ningbo Deye Technology Co. Ltd., Class A	Machinery	2,464	35,798
	Ningbo Joyson Electronic Corp., Class A	Automobile Components	6,800	16,760
	Ningbo Orient Wires & Cables Co. Ltd., Class A	Electrical Equipment	3,400	26,802
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	Electrical Equipment	1,410	5,843
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	Electrical Equipment	6,800	33,900
	Ningbo Shanshan Co. Ltd., Class A	Chemicals	10,200	13,583
	Ningbo Tuopu Group Co. Ltd., Class A	Automobile Components	9,770	64,578
	Ningbo Zhoushan Port Co. Ltd., Class A	Transportation Infrastructure	30,600	16,790
	Ningxia Baofeng Energy Group Co. Ltd., Class A	Chemicals	10,200	25,286
[a,c]	NIO, Inc., Class A	Automobiles	70,040	508,111
[b]	Nongfu Spring Co. Ltd., Class H	Beverages	94,800	417,401
	North Industries Group Red Arrow Co. Ltd., Class A	Machinery	3,400	7,151
	Northeast Securities Co. Ltd., Class A	Capital Markets	10,200	11,951
	Offshore Oil Engineering Co. Ltd., Class A	Energy Equipment & Services	17,000	14,137
[a]	OFILM Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	13,600	19,335
	Oppein Home Group, Inc., Class A	Household Durables	900	8,037
	ORG Technology Co. Ltd., Class A	Containers & Packaging	10,200	7,243
	Orient Securities Co. Ltd., Class A	Capital Markets	31,224	49,567
[b]	Orient Securities Co. Ltd., Class H	Capital Markets	40,800	26,316
franklintempleton.com	Semi-Annual Report	60

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE China ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
[a]	Oriental Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	6,800	$ 9,425
[a]	Ourpalm Co. Ltd., Class A	Entertainment	10,200	8,060
	Ovctek China, Inc., Class A	Health Care Equipment & Supplies	4,120	12,198
[a]	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	Metals & Mining	37,400	15,764
[a,c]	PDD Holdings, Inc., ADR	Broadline Retail	38,896	5,243,570
	People.cn Co. Ltd., Class A	Media	5,400	18,140
	People’s Insurance Co. Group of China Ltd., Class A	Insurance	51,000	54,216
	People’s Insurance Co. Group of China Ltd., Class H	Insurance	442,000	211,113
	Perfect World Co. Ltd., Class A	Entertainment	3,400	4,664
	PetroChina Co. Ltd., Class A	Oil, Gas & Consumable Fuels	98,600	127,078
	PetroChina Co. Ltd., Class H	Oil, Gas & Consumable Fuels	1,140,000	930,492
	Pharmaron Beijing Co. Ltd., Class A	Life Sciences Tools & Services	6,850	29,705
[b]	Pharmaron Beijing Co. Ltd., Class H	Life Sciences Tools & Services	17,400	33,602
	PICC Property & Casualty Co. Ltd., Class H	Insurance	364,000	539,849
	Ping An Bank Co. Ltd., Class A	Banks	74,800	130,498
[a,b]	Ping An Healthcare & Technology Co. Ltd.	Consumer Staples Distribution & Retail	30,600	57,123
	Ping An Insurance Group Co. of China Ltd., Class A	Insurance	44,200	360,552
[c]	Ping An Insurance Group Co. of China Ltd., Class H	Insurance	345,350	2,229,714
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	Oil, Gas & Consumable Fuels	10,200	15,973
	Poly Developments & Holdings Group Co. Ltd., Class A	Real Estate Management & Development	47,600	75,018
[e]	Poly Property Services Co. Ltd., Class H	Real Estate Management & Development	7,800	34,594
[b]	Pop Mart International Group Ltd.	Specialty Retail	34,000	233,087
	Postal Savings Bank of China Co. Ltd., Class A	Banks	91,800	68,994
[b]	Postal Savings Bank of China Co. Ltd., Class H	Banks	578,000	346,019
	Power Construction Corp. of China Ltd., Class A	Construction & Engineering	71,400	57,539
	Pylon Technologies Co. Ltd., Class A	Electrical Equipment	854	6,163
[c]	Qifu Technology, Inc., ADR	Consumer Finance	6,222	185,478
	Qingdao TGOOD Electric Co. Ltd., Class A	Electrical Equipment	3,400	10,688
[a]	Qinghai Salt Lake Industry Co. Ltd., Class A	Chemicals	23,800	63,116
	Raytron Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,517	8,547
[a,b]	Red Star Macalline Group Corp. Ltd., Class H	Real Estate Management & Development	42,000	11,517
[a,b]	Remegen Co. Ltd., Class H	Biotechnology	7,500	16,511
[c]	RLX Technology, Inc., ADR	Tobacco	42,296	76,556
	Rongsheng Petrochemical Co. Ltd., Class A	Chemicals	40,800	60,337
	SAIC Motor Corp. Ltd., Class A	Automobiles	34,000	71,074
	Sailun Group Co. Ltd., Class A	Automobile Components	13,600	31,169
	Sanan Optoelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	23,800	42,372
[a]	Sansteel Minguang Co. Ltd. Fujian, Class A	Metals & Mining	10,200	5,232
	Sany Heavy Equipment International Holdings Co. Ltd.	Machinery	49,000	36,715
	Sany Heavy Industry Co. Ltd., Class A	Machinery	34,000	91,721
	Satellite Chemical Co. Ltd., Class A	Chemicals	13,646	36,403
	SDIC Capital Co. Ltd., Class A	Capital Markets	20,400	23,785
	SDIC Power Holdings Co. Ltd., Class A	Independent Power Producers & Energy Traders	30,600	74,110
	Sealand Securities Co. Ltd., Class A	Capital Markets	26,400	18,220
[a]	Seazen Group Ltd.	Real Estate Management & Development	136,000	44,472
[a]	Seazen Holdings Co. Ltd., Class A	Real Estate Management & Development	10,100	20,723
[a,b,c]	SenseTime Group, Inc., Class B	Software	1,326,000	293,623
[a]	Seres Group Co. Ltd., Class A	Automobiles	6,800	87,854
61	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE China ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	SF Holding Co. Ltd., Class A	Air Freight & Logistics	20,400	$ 131,110
	SG Micro Corp., Class A	Semiconductors & Semiconductor Equipment	2,657	36,066
	Shaanxi Coal Industry Co. Ltd., Class A	Oil, Gas & Consumable Fuels	37,400	147,384
	Shaanxi International Trust Co. Ltd., Class A	Capital Markets	23,800	12,718
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	15,050	18,214
[a]	Shandong Chenming Paper Holdings Ltd., Class B	Paper & Forest Products	40,800	8,194
[a]	Shandong Chenming Paper Holdings Ltd., Class H	Paper & Forest Products	17,000	4,136
	Shandong Denghai Seeds Co. Ltd., Class A	Food Products	3,400	4,693
	Shandong Gold Mining Co. Ltd., Class A	Metals & Mining	14,284	59,780
[b]	Shandong Gold Mining Co. Ltd., Class H	Metals & Mining	42,500	95,752
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	Machinery	3,400	22,483
	Shandong Hi-speed Co. Ltd., Class A	Transportation Infrastructure	13,600	17,897
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	Chemicals	10,280	38,469
	Shandong Humon Smelting Co. Ltd., Class A	Metals & Mining	3,400	5,465
	Shandong Linglong Tyre Co. Ltd., Class A	Automobile Components	3,400	9,784
	Shandong Nanshan Aluminum Co. Ltd., Class A	Metals & Mining	47,600	29,790
	Shandong Pharmaceutical Glass Co. Ltd., Class A	Health Care Equipment & Supplies	3,400	14,147
	Shandong Sun Paper Industry JSC Ltd., Class A	Paper & Forest Products	10,200	21,978
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	Health Care Equipment & Supplies	136,000	98,400
[a]	Shanghai Aiko Solar Energy Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	6,860	10,096
[a]	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	Beverages	4,440	14,623
	Shanghai Baosight Software Co. Ltd., Class A	Software	5,303	24,997
	Shanghai Baosight Software Co. Ltd., Class B	Software	40,834	70,030
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	Electronic Equipment, Instruments & Components	716	21,557
	Shanghai Construction Group Co. Ltd., Class A	Construction & Engineering	30,600	10,712
[a]	Shanghai Electric Group Co. Ltd., Class A	Electrical Equipment	40,800	26,350
[a]	Shanghai Electric Group Co. Ltd., Class H	Electrical Equipment	136,000	30,641
	Shanghai Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	13,600	18,791
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	Pharmaceuticals	10,200	40,327
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	Pharmaceuticals	34,000	68,197
	Shanghai Fudan Microelectronics Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	891	4,502
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	Semiconductors & Semiconductor Equipment	15,000	27,306
	Shanghai International Airport Co. Ltd., Class A	Transportation Infrastructure	10,200	55,994
	Shanghai International Port Group Co. Ltd., Class A	Transportation Infrastructure	40,800	37,893
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	Hotels, Restaurants & Leisure	3,400	15,220
	Shanghai Jinjiang International Hotels Co. Ltd., Class B	Hotels, Restaurants & Leisure	10,200	16,565
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	Real Estate Management & Development	3,400	5,844
franklintempleton.com	Semi-Annual Report	62

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE China ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	Real Estate Management & Development	13,600	$ 12,104
[a]	Shanghai Junshi Biosciences Co. Ltd., Class A	Biotechnology	3,185	14,467
[a,b]	Shanghai Junshi Biosciences Co. Ltd., Class H	Biotechnology	6,800	13,744
	Shanghai Lingang Holdings Corp. Ltd., Class A	Real Estate Management & Development	7,600	12,412
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	Real Estate Management & Development	10,200	16,032
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	Real Estate Management & Development	61,200	35,006
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class B	Machinery	13,600	13,845
	Shanghai Moons’ Electric Co. Ltd., Class A	Electrical Equipment	3,400	23,319
	Shanghai Pharmaceuticals Holding Co. Ltd., Class A	Health Care Providers & Services	13,600	41,099
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	Health Care Providers & Services	47,600	77,704
	Shanghai Pudong Development Bank Co. Ltd., Class A	Banks	115,615	167,344
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	Chemicals	8,279	17,685
	Shanghai RAAS Blood Products Co. Ltd., Class A	Biotechnology	34,000	38,379
	Shanghai Rural Commercial Bank Co. Ltd., Class A	Banks	13,600	14,438
	Shanghai Tunnel Engineering Co. Ltd., Class A	Construction & Engineering	17,000	16,080
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class B	Trading Companies & Distributors	13,600	10,771
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	Specialty Retail	17,000	15,497
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	Real Estate Management & Development	6,800	23,192
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class B	Machinery	61,200	14,260
	Shanjin International Gold Co. Ltd., Class A	Metals & Mining	10,400	27,654
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	23,800	32,510
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	Oil, Gas & Consumable Fuels	13,600	34,298
[a]	Shanxi Meijin Energy Co. Ltd., Class A	Metals & Mining	20,400	15,128
	Shanxi Securities Co. Ltd., Class A	Capital Markets	17,200	16,220
[a]	Shanxi Taigang Stainless Steel Co. Ltd., Class A	Metals & Mining	27,200	15,313
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	Beverages	4,820	150,750
	Shenergy Co. Ltd., Class A	Independent Power Producers & Energy Traders	20,400	24,893
	Shenghe Resources Holding Co. Ltd., Class A	Metals & Mining	6,800	9,765
	Shengyi Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	10,200	30,373
	Shennan Circuits Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	9,514
	Shenwan Hongyuan Group Co. Ltd., Class A	Capital Markets	102,000	83,365
[b]	Shenwan Hongyuan Group Co. Ltd., Class H	Capital Markets	81,600	21,536
	Shenzhen Agricultural Products Group Co. Ltd., Class A	Consumer Staples Distribution & Retail	6,800	6,150
	Shenzhen Airport Co. Ltd., Class A	Transportation Infrastructure	6,800	6,889
	Shenzhen Capchem Technology Co. Ltd., Class A	Chemicals	3,480	20,213
[a]	Shenzhen Dynanonic Co. Ltd., Class A	Chemicals	864	4,920
	Shenzhen Energy Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	20,400	20,375
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE China ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
[a]	Shenzhen Everwin Precision Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	6,800	$ 13,360
	Shenzhen Expressway Corp. Ltd., Class H	Transportation Infrastructure	38,000	34,050
	Shenzhen Gas Corp. Ltd., Class A	Gas Utilities	10,900	11,759
	Shenzhen Goodix Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	3,400	33,987
	Shenzhen Huaqiang Industry Co. Ltd., Class A	Electronic Equipment, Instruments & Components	3,400	14,278
	Shenzhen Inovance Technology Co. Ltd., Class A	Machinery	10,350	92,355
	Shenzhen International Holdings Ltd.	Transportation Infrastructure	85,000	75,616
	Shenzhen Investment Ltd.	Real Estate Management & Development	136,000	17,684
	Shenzhen Kaifa Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	6,800	16,061
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	Biotechnology	4,960	13,869
	Shenzhen Kedali Industry Co. Ltd., Class A	Automobile Components	1,800	24,986
	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	Software	3,300	6,498
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	Health Care Equipment & Supplies	4,900	205,140
	Shenzhen MTC Co. Ltd., Class A	Household Durables	23,800	18,296
[a]	Shenzhen Overseas Chinese Town Co. Ltd., Class A	Real Estate Management & Development	36,300	15,145
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	Pharmaceuticals	4,400	21,791
	Shenzhen SC New Energy Technology Corp., Class A	Semiconductors & Semiconductor Equipment	1,100	10,678
	Shenzhen Senior Technology Material Co. Ltd., Class A	Chemicals	6,800	9,998
	Shenzhen Sunway Communication Co. Ltd., Class A	Communications Equipment	3,400	11,271
	Shenzhen Transsion Holdings Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	4,314	66,529
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	Transportation Infrastructure	10,200	7,447
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	Containers & Packaging	3,400	12,495
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	Metals & Mining	17,000	12,048
[a]	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	Textiles, Apparel & Luxury Goods	6,800	12,816
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	7,480	19,259
[a]	Siasun Robot & Automation Co. Ltd., Class A	Machinery	6,800	12,009
	Sichuan Changhong Electric Co. Ltd., Class A	Household Durables	20,400	17,227
	Sichuan Chuantou Energy Co. Ltd., Class A	Independent Power Producers & Energy Traders	20,400	54,945
[a]	Sichuan Hebang Biotechnology Co. Ltd., Class A	Chemicals	40,800	12,184
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	6,800	31,092
[a]	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.	Biotechnology	1,900	44,984
[a]	Sichuan New Energy Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	6,800	11,417
	Sichuan Road & Bridge Group Co. Ltd., Class A	Construction & Engineering	28,360	28,487
	Sichuan Swellfun Co. Ltd., Class A	Beverages	2,400	15,750
	Sichuan Yahua Industrial Group Co. Ltd., Class A	Chemicals	3,400	5,281
	Sieyuan Electric Co. Ltd., Class A	Electrical Equipment	3,400	35,901
	Sinoma International Engineering Co., Class A	Construction & Engineering	10,200	16,760
franklintempleton.com	Semi-Annual Report	64

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE China ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Sinoma Science & Technology Co. Ltd., Class A	Chemicals	6,800	$ 12,408
	Sinomine Resource Group Co. Ltd., Class A	Metals & Mining	3,440	17,960
	Sinopec Engineering Group Co. Ltd., Class H	Construction & Engineering	85,000	58,874
[a]	Sinopec Oilfield Service Corp., Class H	Energy Equipment & Services	136,000	10,505
[a]	Sinopec Shanghai Petrochemical Co. Ltd., Class A	Chemicals	27,200	11,621
[a]	Sinopec Shanghai Petrochemical Co. Ltd., Class H	Chemicals	204,000	31,516
	Sinopharm Group Co. Ltd., Class H	Health Care Providers & Services	69,200	185,305
	Sinotrans Ltd., Class A	Air Freight & Logistics	17,000	13,408
	Sinotrans Ltd., Class H	Air Freight & Logistics	102,000	52,264
	Sinotruk Hong Kong Ltd.	Machinery	34,000	102,208
	Skshu Paint Co. Ltd., Class A	Chemicals	3,372	19,017
[b]	Smoore International Holdings Ltd.	Tobacco	96,610	160,447
	Songcheng Performance Development Co. Ltd., Class A	Hotels, Restaurants & Leisure	10,860	16,324
	SooChow Securities Co. Ltd., Class A	Capital Markets	20,604	24,788
	Southwest Securities Co. Ltd., Class A	Capital Markets	30,600	21,293
	Spring Airlines Co. Ltd., Class A	Passenger Airlines	3,900	34,444
	StarPower Semiconductor Ltd., Class A	Semiconductors & Semiconductor Equipment	1,260	16,428
	STO Express Co. Ltd., Class A	Air Freight & Logistics	6,800	11,203
	Sun Art Retail Group Ltd.	Consumer Staples Distribution & Retail	115,500	26,617
	Sungrow Power Supply Co. Ltd., Class A	Electrical Equipment	8,440	120,088
	Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	37,400	276,859
	Sunresin New Materials Co. Ltd., Class A	Chemicals	3,400	27,536
	Sunwoda Electronic Co. Ltd., Class A	Electrical Equipment	6,800	21,337
	SUPCON Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	3,300	23,722
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	Electronic Equipment, Instruments & Components	6,800	22,872
	Suzhou Maxwell Technologies Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,024	15,498
	Suzhou TFC Optical Communication Co. Ltd., Class A	Communications Equipment	2,100	30,156
	Taiji Computer Corp. Ltd., Class A	IT Services	3,400	9,974
[a,c]	TAL Education Group, ADR	Diversified Consumer Services	22,882	270,923
[a]	Tangshan Jidong Cement Co. Ltd., Class A	Construction Materials	13,600	10,843
	TangShan Port Group Co. Ltd., Class A	Transportation Infrastructure	23,800	17,581
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	Chemicals	10,400	8,767
	TBEA Co. Ltd., Class A	Electrical Equipment	21,020	43,970
	TCL Technology Group Corp., Class A	Electronic Equipment, Instruments & Components	74,880	49,002
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	17,000	25,165
[c]	Tencent Holdings Ltd.	Interactive Media & Services	341,014	19,519,128
[c]	Tencent Music Entertainment Group, ADR	Entertainment	40,358	486,314
	Thunder Software Technology Co. Ltd., Class A	Software	1,500	11,263
	Tian Di Science & Technology Co. Ltd., Class A	Machinery	17,000	15,837
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	13,600	7,909
[a]	Tianma Microelectronics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	13,600	15,721
	Tianqi Lithium Corp., Class A	Chemicals	6,800	34,201
	Tianqi Lithium Corp., Class H	Chemicals	6,800	24,162
	Tianshan Aluminum Group Co. Ltd., Class A	Metals & Mining	10,200	12,476
	TianShan Material Co. Ltd., Class A	Construction Materials	17,000	13,846
	Tianshui Huatian Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	17,000	22,687
	Tingyi Cayman Islands Holding Corp.	Food Products	105,000	151,670
65	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE China ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Titan Wind Energy Suzhou Co. Ltd., Class A	Electrical Equipment	6,800	$ 8,434
[c,e]	Tongcheng Travel Holdings Ltd.	Hotels, Restaurants & Leisure	64,400	165,488
	TongFu Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	6,800	22,240
	Tongkun Group Co. Ltd., Class A	Chemicals	10,200	19,734
	Tongling Nonferrous Metals Group Co. Ltd., Class A	Metals & Mining	47,600	26,253
	Tongwei Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	20,400	66,546
	Topchoice Medical Corp., Class A	Health Care Providers & Services	1,680	14,069
[b]	Topsports International Holdings Ltd.	Specialty Retail	170,000	75,507
	Towngas Smart Energy Co. Ltd.	Gas Utilities	68,000	28,627
	TravelSky Technology Ltd., Class H	Hotels, Restaurants & Leisure	49,000	72,924
	Trina Solar Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	9,418	30,170
[a,c]	Trip.com Group Ltd.	Hotels, Restaurants & Leisure	30,879	1,951,927
	Tsingtao Brewery Co. Ltd., Class A	Beverages	3,400	38,063
	Tsingtao Brewery Co. Ltd., Class H	Beverages	34,791	272,326
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	3,499	31,182
	Uni-President China Holdings Ltd.	Food Products	68,000	63,820
	Unisplendour Corp. Ltd., Class A	Electronic Equipment, Instruments & Components	6,800	23,455
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	Electronic Equipment, Instruments & Components	3,400	7,758
	Valiant Co. Ltd., Class A	Chemicals	3,400	5,038
[c]	Vipshop Holdings Ltd., ADR	Broadline Retail	18,938	297,895
	Walvax Biotechnology Co. Ltd., Class A	Biotechnology	6,800	14,302
[a]	Wanda Film Holding Co. Ltd., Class A	Entertainment	10,200	18,203
	Wangsu Science & Technology Co. Ltd., Class A	IT Services	10,200	13,627
	Wanhua Chemical Group Co. Ltd., Class A	Chemicals	13,600	177,456
	Want Want China Holdings Ltd.	Food Products	238,000	163,620
	Wanxiang Qianchao Co. Ltd., Class A	Automobile Components	17,500	14,003
[c]	Weibo Corp., ADR	Interactive Media & Services	4,114	41,469
	Weichai Power Co. Ltd., Class A	Machinery	27,200	61,678
	Weichai Power Co. Ltd., Class H	Machinery	102,000	188,570
	Weifu High-Technology Group Co. Ltd., Class A	Automobile Components	3,400	9,313
	Weifu High-Technology Group Co. Ltd., Class B	Automobile Components	10,200	16,677
	Wens Foodstuff Group Co. Ltd., Class A	Food Products	27,200	78,273
	Western Mining Co. Ltd., Class A	Metals & Mining	10,200	27,647
	Western Securities Co. Ltd., Class A	Capital Markets	20,400	25,330
	Western Superconducting Technologies Co. Ltd., Class A	Metals & Mining	3,099	20,555
	Will Semiconductor Co. Ltd. Shanghai, Class A	Semiconductors & Semiconductor Equipment	4,600	70,459
	Wingtech Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	4,800	22,448
	Winning Health Technology Group Co. Ltd., Class A	Health Care Technology	11,100	11,721
	Wolong Electric Group Co. Ltd., Class A	Electrical Equipment	6,800	12,359
	Wuchan Zhongda Group Co. Ltd., Class A	Distributors	27,200	19,821
	Wuhan Guide Infrared Co. Ltd., Class A	Electronic Equipment, Instruments & Components	24,474	25,668
	Wuliangye Yibin Co. Ltd., Class A	Beverages	15,300	355,269
	WUS Printed Circuit Kunshan Co. Ltd., Class A	Electronic Equipment, Instruments & Components	7,570	43,439
	WuXi AppTec Co. Ltd., Class A	Life Sciences Tools & Services	10,200	76,311
[b]	WuXi AppTec Co. Ltd., Class H	Life Sciences Tools & Services	18,520	130,182
[a,b]	Wuxi Biologics Cayman, Inc.	Life Sciences Tools & Services	198,839	447,980
	XCMG Construction Machinery Co. Ltd., Class A	Machinery	47,600	52,846
	Xiamen C & D, Inc., Class A	Trading Companies & Distributors	13,600	19,840
	Xiamen Faratronic Co. Ltd., Class A	Electronic Equipment, Instruments & Components	800	11,797
	Xiamen ITG Group Corp. Ltd., Class A	Trading Companies & Distributors	10,200	10,814
franklintempleton.com	Semi-Annual Report	66

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE China ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Xiamen Tungsten Co. Ltd., Class A	Metals & Mining	6,800	$ 20,326
	Xiangcai Co. Ltd., Class A	Real Estate Management & Development	13,600	15,565
[a,b,c]	Xiaomi Corp., Class B	Technology Hardware, Storage & Peripherals	802,400	2,324,300
	Xinjiang Daqo New Energy Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,756	10,317
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	Metals & Mining	17,000	9,279
	Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment	237,010	128,765
[a,c]	XPeng, Inc., Class A	Automobiles	71,400	486,724
	Xtep International Holdings Ltd.	Textiles, Apparel & Luxury Goods	68,000	52,877
	Xuji Electric Co. Ltd., Class A	Electrical Equipment	6,800	33,220
[b]	Yadea Group Holdings Ltd.	Automobiles	68,000	120,986
	Yangling Metron New Material, Inc., Class A	Semiconductors & Semiconductor Equipment	3,400	11,387
[a,d]	Yango Group Co. Ltd., Class A	Real Estate Management & Development	20,300	—
[b]	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	Communications Equipment	8,500	10,429
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	3,400	22,056
	Yangzijiang Shipbuilding Holdings Ltd.	Machinery	139,400	266,404
	Yankuang Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	22,050	52,615
	Yankuang Energy Group Co. Ltd., Class H	Oil, Gas & Consumable Fuels	167,650	236,987
	Yantai Changyu Pioneer Wine Co. Ltd., Class B	Beverages	13,600	16,563
	Yantai Eddie Precision Machinery Co. Ltd., Class A	Machinery	4,160	10,200
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	Energy Equipment & Services	6,800	31,966
	Yealink Network Technology Corp. Ltd., Class A	Communications Equipment	4,560	27,548
	Yifan Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	6,800	12,291
	Yifeng Pharmacy Chain Co. Ltd., Class A	Consumer Staples Distribution & Retail	5,583	20,358
	Yihai International Holding Ltd.	Food Products	26,500	54,928
	Yihai Kerry Arawana Holdings Co. Ltd., Class A	Food Products	8,800	44,625
	Yixintang Pharmaceutical Group Co. Ltd., Class A	Consumer Staples Distribution & Retail	3,400	7,253
	Yonfer Agricultural Technology Co. Ltd., Class A	Chemicals	6,800	13,117
	YongXing Special Materials Technology Co. Ltd., Class A	Metals & Mining	3,430	20,393
[a]	Yonyou Network Technology Co. Ltd., Class A	Software	14,590	23,974
	Youngor Fashion Co. Ltd., Class A	Real Estate Management & Development	20,400	23,552
	Youngy Co. Ltd., Class A	Metals & Mining	1,000	5,412
	YTO Express Group Co. Ltd., Class A	Air Freight & Logistics	13,600	34,687
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	Food Products	6,800	11,086
	Yuexiu Property Co. Ltd.	Real Estate Management & Development	102,000	83,517
	Yum China Holdings, Inc.	Hotels, Restaurants & Leisure	21,050	997,826
	Yunnan Aluminium Co. Ltd., Class A	Metals & Mining	13,690	28,931
	Yunnan Baiyao Group Co. Ltd., Class A	Pharmaceuticals	7,180	62,581
	Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	Personal Care Products	1,700	15,162
	Yunnan Copper Co. Ltd., Class A	Metals & Mining	6,800	13,525
	Yunnan Energy New Material Co. Ltd., Class A	Chemicals	3,400	16,620
	Yunnan Tin Co. Ltd., Class A	Metals & Mining	6,800	15,837
	Yunnan Yuntianhua Co. Ltd., Class A	Chemicals	6,800	21,988
	Yutong Bus Co. Ltd., Class A	Machinery	10,200	38,403
[a]	Zai Lab Ltd.	Biotechnology	54,400	133,207
	Zangge Mining Co. Ltd., Class A	Chemicals	6,800	27,934
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	2,300	84,949
	Zhaojin Mining Industry Co. Ltd., Class H	Metals & Mining	85,000	150,795
67	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE China ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Zhefu Holding Group Co. Ltd., Class A	Commercial Services & Supplies	27,200	$ 13,020
[a]	Zhejiang Century Huatong Group Co. Ltd., Class A	Entertainment	30,600	18,232
	Zhejiang China Commodities City Group Co. Ltd., Class A	Broadline Retail	23,800	32,816
	Zhejiang Chint Electrics Co. Ltd., Class A	Electrical Equipment	6,800	22,095
	Zhejiang Crystal-Optech Co. Ltd., Class A	Electronic Equipment, Instruments & Components	6,800	18,393
	Zhejiang Dahua Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	13,600	33,462
	Zhejiang Expressway Co. Ltd., Class H	Transportation Infrastructure	93,840	65,721
	Zhejiang Hailiang Co. Ltd., Class A	Metals & Mining	6,800	9,201
	Zhejiang HangKe Technology, Inc. Co., Class A	Electrical Equipment	1,490	4,173
[a]	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	6,800	6,238
	Zhejiang Huace Film & Television Co. Ltd., Class A	Entertainment	10,200	10,217
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	7,000	19,594
	Zhejiang Huayou Cobalt Co. Ltd., Class A	Metals & Mining	6,860	28,925
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	6,800	31,471
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	3,400	7,729
	Zhejiang Juhua Co. Ltd., Class A	Chemicals	10,200	32,457
[a,b]	Zhejiang Leapmotor Technology Co. Ltd.	Automobiles	37,400	161,300
	Zhejiang Medicine Co. Ltd., Class A	Pharmaceuticals	3,400	8,414
	Zhejiang NHU Co. Ltd., Class A	Chemicals	13,856	44,684
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	Machinery	10,200	34,730
	Zhejiang Supor Co. Ltd., Class A	Household Durables	3,400	28,429
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	Automobile Components	10,200	22,051
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	Commercial Services & Supplies	3,480	10,815
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	Building Products	6,800	14,535
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	3,400	11,825
[a]	Zhejiang Yongtai Technology Co. Ltd., Class A	Chemicals	3,400	4,766
	Zhejiang Zheneng Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	34,000	32,695
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	Machinery	6,800	13,690
	Zheshang Securities Co. Ltd., Class A	Capital Markets	6,800	14,001
[a,b]	ZhongAn Online P&C Insurance Co. Ltd., Class H	Insurance	40,800	83,307
	Zhongji Innolight Co. Ltd., Class A	Communications Equipment	3,680	81,428
	Zhongjin Gold Corp. Ltd., Class A	Metals & Mining	20,400	44,306
	Zhongshan Public Utilities Group Co. Ltd., Class A	Water Utilities	6,800	8,783
	Zhongsheng Group Holdings Ltd.	Specialty Retail	37,000	68,689
	Zhongtai Securities Co. Ltd., Class A	Capital Markets	10,200	10,668
	Zhuhai Huafa Properties Co. Ltd., Class A	Real Estate Management & Development	10,200	10,712
	Zhuzhou CRRC Times Electric Co. Ltd., Class A	Machinery	2,382	18,062
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	Machinery	30,600	120,942
	Zhuzhou Kibing Group Co. Ltd., Class A	Building Products	10,200	9,284
franklintempleton.com	Semi-Annual Report	68

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE China ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Zijin Mining Group Co. Ltd., Class A	Metals & Mining	81,600	$ 211,501
	Zijin Mining Group Co. Ltd., Class H	Metals & Mining	318,000	722,997
[b]	ZJLD Group, Inc.	Beverages	27,200	33,337
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class A	Machinery	30,600	33,142
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	Machinery	81,600	59,985
	ZTE Corp., Class A	Communications Equipment	17,000	75,665
	ZTE Corp., Class H	Communications Equipment	40,800	105,578
				134,746,926
	Hong Kong 3.0%
[a]	Alibaba Health Information Technology Ltd., Class A	Consumer Staples Distribution & Retail	316,000	217,650
[a]	Alibaba Pictures Group Ltd., Class A	Entertainment	680,000	44,648
	Beijing Enterprises Water Group Ltd., Class A	Water Utilities	204,000	63,557
	Bosideng International Holdings Ltd., Class A	Textiles, Apparel & Luxury Goods	204,000	117,134
	China Everbright Environment Group Ltd., Class B	Commercial Services & Supplies	204,000	98,487
	China Everbright Ltd., Class A	Capital Markets	42,000	27,576
	China Gas Holdings Ltd., Class A	Gas Utilities	163,200	151,907
	China Mengniu Dairy Co. Ltd., Class B	Food Products	170,000	409,269
	China Power International Development Ltd., Class H	Independent Power Producers & Energy Traders	238,000	113,676
	China Resources Beer Holdings Co. Ltd., Class A	Beverages	86,269	377,618
	China Resources Gas Group Ltd., Class A	Gas Utilities	47,600	192,116
	China Resources Land Ltd., Class H	Real Estate Management & Development	149,000	549,578
	China State Construction International Holdings Ltd., Class A	Construction & Engineering	96,000	149,546
[a]	China Traditional Chinese Medicine Holdings Co. Ltd.	Pharmaceuticals	136,000	76,689
	COSCO SHIPPING Ports Ltd., Class B	Transportation Infrastructure	68,000	41,496
	Far East Horizon Ltd.	Financial Services	102,000	74,719
	Geely Automobile Holdings Ltd.	Automobiles	306,000	479,830
	Guangdong Investment Ltd.	Water Utilities	167,200	112,579
[a]	J&T Global Express Ltd.	Air Freight & Logistics	374,000	338,008
	Kingboard Laminates Holdings Ltd.	Electronic Equipment, Instruments & Components	56,600	54,505
	Kunlun Energy Co. Ltd.	Gas Utilities	204,000	210,632
	Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	34,000	53,052
	Shougang Fushan Resources Group Ltd.	Metals & Mining	68,000	25,826
	Sino Biopharmaceutical Ltd.	Pharmaceuticals	544,000	261,232
				4,241,330
	Singapore 0.0%†
	Yangzijiang Financial Holding Ltd.	Capital Markets	125,800	39,251
	Total Common Stocks (Cost $145,687,229)			139,027,507
	Total Investments before Short-Term Investments (Cost $145,687,229)			139,027,507
69	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE China ETF (continued)
		Industry	Shares	Value
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[f,g]	Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	Money Market Funds	119	$ 119
	Total Short-Term Investments (Cost $119)			119
	Total Investments (Cost $145,687,348) 99.6%			139,027,626
	Other Assets, less Liabilities 0.4%			535,130
	Net Assets 100.0%			$ 139,562,756
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2024, the value of was $17,589,096, representing 12.6% of net assets.
[c]Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At September 30, 2024, the aggregate value of these securities was $67,644,342, representing 48.5% of net assets.
[d]Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
[e]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2024, the value of was $200,082, representing 0.1% of net assets.
[f]The rate shown is the annualized seven-day effective yield at period end.
[g]See Note 3(c) regarding investments in affiliated management investment companies.
At September 30, 2024, the Fund had the following futures contracts outstanding. See  Note 1(c).
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
MSCI China Futures	Long	13	$ 356,850	12/20/24	$ 69,501

*As of period end.
See  Note 7 regarding other derivative information.
See Abbreviations on page 207.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	70

Franklin Templeton ETF Trust
Financial Highlights
Franklin FTSE Europe ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$29.69	$26.56	$27.18	$27.28	$19.03	$23.24
Income from investment operations[a]:
Net investment income[b]	0.53	0.81	1.11	0.85	0.60	0.76
Net realized and unrealized gains (losses)	1.62	3.05	(0.89)	0.11	8.14	(4.21)
Total from investment operations	2.15	3.86	0.22	0.96	8.74	(3.45)
Less distributions from net investment income	(0.81)	(0.73)	(0.84)	(1.06)	(0.49)	(0.76)
Net asset value, end of period	$31.03	$29.69	$26.56	$27.18	$27.28	$19.03
Total return[c]	7.41%	14.77%	1.31%	3.30%	46.23%	(15.44)%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.09%	0.12%[e]	0.24%[f]	0.09%	0.09%	0.09%
Expenses net of waiver and payments by affiliates	0.09%	0.12%[e]	0.24%[f]	0.09%	0.09%	0.09%
Net investment income	3.57%	2.99%	4.50%	2.96%	2.53%	3.23%
Supplemental data
Net assets, end of period (000’s)	$86,874	$71,255	$111,558	$184,857	$229,126	$91,356
Portfolio turnover rate[g]	3.67%[h]	4.11%[h]	5.22%[h]	5.47%[h]	5.00%[h]	4.47%[h]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Ratios are annualized for periods less than one year.
[e]Expense ratios include European Union tax reclaims contingency fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been 0.09% and 0.09%, respectively, for the year ended March 31, 2024.
[f]Expense ratios are including non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.09% and 0.09%, respectively, for the year ended March 31, 2023.
[g]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash ("Cash creations").
[h]Portfolio turnover rate excluding cash creations was as follows:	3.67%	4.11%	5.22%	5.47%	4.92%	4.47%
71	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments, September 30, 2024 (unaudited)
Franklin FTSE Europe ETF
		Industry	Shares	Value
	Common Stocks 98.5%
	Australia 1.2%
[a]	Glencore PLC	Metals & Mining	88,144	$ 505,678
	Rio Tinto PLC	Metals & Mining	7,756	551,281
				1,056,959
	Austria 0.4%
	ANDRITZ AG	Machinery	504	35,803
	Erste Group Bank AG	Banks	2,282	125,431
	Mondi PLC	Paper & Forest Products	3,181	60,632
	OMV AG	Oil, Gas & Consumable Fuels	994	42,555
	Raiffeisen Bank International AG	Banks	966	19,255
	Telekom Austria AG	Diversified Telecommunication Services	658	6,462
	Verbund AG	Electric Utilities	476	39,577
	voestalpine AG	Metals & Mining	784	20,457
				350,172
	Belgium 1.3%
	Ackermans & van Haaren NV	Construction & Engineering	154	32,776
	Ageas SA	Insurance	1,176	62,894
	Anheuser-Busch InBev SA	Beverages	6,580	436,063
	D’ieteren Group	Distributors	154	32,638
	Elia Group SA	Electric Utilities	266	30,488
	Groupe Bruxelles Lambert NV	Financial Services	616	48,090
	KBC Group NV	Banks	1,736	138,373
	Lotus Bakeries NV	Food Products	3	40,312
	Sofina SA	Financial Services	126	35,662
	Syensqo SA	Chemicals	504	44,780
	UCB SA	Pharmaceuticals	882	159,466
	Warehouses De Pauw CVA	Industrial REITs	1,218	32,543
				1,094,085
	Bermuda 0.0%†
	Hiscox Ltd.	Insurance	2,240	34,433
	Chile 0.1%
	Antofagasta PLC	Metals & Mining	2,506	67,665
	Denmark 4.8%
	AP Moller - Maersk AS, Class A	Marine Transportation	20	32,487
	AP Moller - Maersk AS, Class B	Marine Transportation	22	37,087
	Carlsberg AS, Class B	Beverages	658	78,572
	Coloplast AS, Class B	Health Care Equipment & Supplies	910	119,208
	Danske Bank AS	Banks	4,816	145,284
[a]	Demant AS	Health Care Equipment & Supplies	686	26,867
	DSV AS	Air Freight & Logistics	1,232	254,995
[a]	Genmab AS	Biotechnology	462	112,050
	H Lundbeck AS	Pharmaceuticals	1,862	12,070
	H Lundbeck AS, Class A	Pharmaceuticals	364	2,011
	Novo Nordisk AS, Class B	Pharmaceuticals	22,400	2,638,569
	Novonesis (Novozymes) B, Class B	Chemicals	2,520	181,921
[a,b]	Orsted AS	Independent Power Producers & Energy Traders	1,358	90,513
	Pandora AS	Textiles, Apparel & Luxury Goods	588	97,054
	Rockwool AS, Class B	Building Products	56	26,359
[a]	Svitzer Group AS	Transportation Infrastructure	94	3,940
	Tryg AS	Insurance	2,394	56,916
[a]	Vestas Wind Systems AS	Electrical Equipment	7,308	161,762
[a]	Zealand Pharma AS	Biotechnology	476	57,937
				4,135,602
franklintempleton.com	Semi-Annual Report	72

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Europe ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Finland 1.6%
	Elisa OYJ	Diversified Telecommunication Services	1,050	$ 55,804
	Fortum OYJ	Electric Utilities	3,150	52,013
	Kesko OYJ, Class B	Consumer Staples Distribution & Retail	1,946	41,623
	Kone OYJ, Class B	Machinery	2,366	141,799
	Metso OYJ	Machinery	4,634	49,649
	Neste OYJ	Oil, Gas & Consumable Fuels	2,996	58,280
	Nokia OYJ	Communications Equipment	37,856	165,786
	Nordea Bank Abp	Banks	24,136	285,263
	Orion OYJ, Class B	Pharmaceuticals	784	43,067
	Sampo OYJ, Class A	Insurance	3,598	168,251
	Stora Enso OYJ, Class R	Paper & Forest Products	4,270	54,804
	UPM-Kymmene OYJ	Paper & Forest Products	3,850	129,205
	Valmet OYJ	Machinery	1,204	38,645
	Wartsila OYJ Abp	Machinery	3,500	78,514
				1,362,703
	France 16.0%
	Accor SA	Hotels, Restaurants & Leisure	1,624	70,686
	Aeroports de Paris SA	Transportation Infrastructure	238	30,626
	Air Liquide SA	Chemicals	4,102	793,191
	Airbus SE	Aerospace & Defense	4,256	623,283
[a]	Alstom SA	Machinery	2,548	52,992
[b]	Amundi SA	Capital Markets	406	30,381
	Arkema SA	Chemicals	420	40,077
	AXA SA	Insurance	13,006	501,215
[b]	Ayvens SA	Ground Transportation	966	6,830
	BioMerieux	Health Care Equipment & Supplies	294	35,306
	BNP Paribas SA	Banks	7,266	499,123
	Bollore SE	Entertainment	5,040	33,665
	Bouygues SA	Construction & Engineering	1,302	43,680
	Bureau Veritas SA	Professional Services	2,198	73,053
	Capgemini SE	IT Services	1,162	251,524
	Carrefour SA	Consumer Staples Distribution & Retail	3,682	62,913
	Cie de Saint-Gobain SA	Building Products	3,332	303,891
	Cie Generale des Etablissements Michelin SCA	Automobile Components	5,082	206,793
	Covivio SA	Diversified REITs	378	23,013
	Credit Agricole SA	Banks	7,336	112,371
	Danone SA	Food Products	4,536	330,778
	Dassault Aviation SA	Aerospace & Defense	126	26,015
	Dassault Systemes SE	Software	4,830	192,064
	Edenred SE	Financial Services	1,820	69,102
	Eiffage SA	Construction & Engineering	546	52,795
	Engie SA	Multi-Utilities	12,712	220,115
	EssilorLuxottica SA	Health Care Equipment & Supplies	2,212	524,846
	Eurazeo SE	Financial Services	350	28,808
	Gecina SA	Office REITs	378	43,621
	Getlink SE	Transportation Infrastructure	2,562	45,806
	Hermes International SCA	Textiles, Apparel & Luxury Goods	245	603,192
	Ipsen SA	Pharmaceuticals	252	31,078
[a]	JCDecaux SE	Media	532	11,934
	Kering SA	Textiles, Apparel & Luxury Goods	518	148,489
	Klepierre SA	Retail REITs	1,484	48,759
[b]	La Francaise des Jeux SAEM	Hotels, Restaurants & Leisure	672	27,704
	Legrand SA	Electrical Equipment	1,834	211,438
	L’Oreal SA	Personal Care Products	1,680	753,829
	LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	1,792	1,376,974
[b]	Neoen SA	Independent Power Producers & Energy Traders	504	21,937
	Orange SA	Diversified Telecommunication Services	13,916	159,736
73	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Europe ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	France (continued)
	Pernod Ricard SA	Beverages	1,470	$ 222,465
	Publicis Groupe SA	Media	1,652	181,053
	Remy Cointreau SA	Beverages	154	12,005
	Renault SA	Automobiles	1,386	60,312
	Rexel SA	Trading Companies & Distributors	1,722	49,910
	Safran SA	Aerospace & Defense	2,450	577,216
	Sanofi SA	Pharmaceuticals	7,980	916,436
	Sartorius Stedim Biotech	Life Sciences Tools & Services	182	38,136
	Schneider Electric SE	Electrical Equipment	3,864	1,018,593
	SCOR SE	Insurance	1,078	24,134
	SEB SA	Household Durables	182	20,820
	Societe Generale SA	Banks	5,264	131,304
	Sodexo SA	Hotels, Restaurants & Leisure	630	51,784
[a]	SOITEC	Semiconductors & Semiconductor Equipment	182	18,200
	Teleperformance SE	Professional Services	434	45,046
	Thales SA	Aerospace & Defense	700	111,365
	TotalEnergies SE	Oil, Gas & Consumable Fuels	14,560	950,607
[a]	Unibail-Rodamco-Westfield	Retail REITs	742	65,089
	Veolia Environnement SA	Multi-Utilities	4,536	149,442
	Vinci SA	Construction & Engineering	3,598	421,432
	Vivendi SE	Media	4,816	55,791
	Wendel SE	Financial Services	196	20,081
				13,864,854
	Germany 12.8%
	adidas AG	Textiles, Apparel & Luxury Goods	1,204	319,672
	Allianz SE	Insurance	2,828	931,076
	BASF SE	Chemicals	6,454	342,538
	Bayer AG	Pharmaceuticals	7,140	241,648
	Bayerische Motoren Werke AG	Automobiles	2,128	188,049
	Bechtle AG	IT Services	602	26,955
	Beiersdorf AG	Personal Care Products	714	107,696
	Brenntag SE	Trading Companies & Distributors	952	71,165
	Carl Zeiss Meditec AG	Health Care Equipment & Supplies	266	21,122
	Commerzbank AG	Banks	7,462	137,620
	Continental AG	Automobile Components	784	50,872
[a,b]	Covestro AG	Chemicals	1,358	84,782
	CTS Eventim AG & Co. KGaA	Entertainment	420	43,757
	Daimler Truck Holding AG	Machinery	3,794	142,399
[a,b]	Delivery Hero SE	Hotels, Restaurants & Leisure	1,414	57,159
	Deutsche Bank AG	Capital Markets	14,196	245,542
	Deutsche Boerse AG	Capital Markets	1,344	316,044
	Deutsche Lufthansa AG	Passenger Airlines	4,326	31,768
	Deutsche Post AG	Air Freight & Logistics	7,028	313,979
	Deutsche Telekom AG	Diversified Telecommunication Services	24,276	714,990
	Deutsche Wohnen SE	Real Estate Management & Development	378	10,483
[b]	DWS Group GmbH & Co. KGaA	Capital Markets	224	9,240
	E.ON SE	Multi-Utilities	16,086	239,759
	Evonik Industries AG	Chemicals	1,806	42,327
	Fielmann Group AG	Specialty Retail	168	8,700
[a]	Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	252	14,076
	Fresenius Medical Care AG	Health Care Providers & Services	1,470	62,654
[a]	Fresenius SE & Co. KGaA	Health Care Providers & Services	2,982	113,920
	FUCHS SE	Chemicals	238	8,951
	GEA Group AG	Machinery	1,246	61,131
	Hannover Rueck SE	Insurance	434	124,046
	Heidelberg Materials AG	Construction Materials	938	102,173
	Henkel AG & Co. KGaA	Household Products	728	62,033
franklintempleton.com	Semi-Annual Report	74

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Europe ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Germany (continued)
	HOCHTIEF AG	Construction & Engineering	154	$ 19,009
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	9,422	330,815
	KION Group AG	Machinery	518	20,413
	Knorr-Bremse AG	Machinery	476	42,420
	LEG Immobilien SE	Real Estate Management & Development	532	55,681
	Mercedes-Benz Group AG	Automobiles	6,090	394,483
	Merck KGaA	Pharmaceuticals	938	165,403
	MTU Aero Engines AG	Aerospace & Defense	392	122,498
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	952	525,184
	Nemetschek SE	Software	392	40,687
	Puma SE	Textiles, Apparel & Luxury Goods	728	30,468
	Rational AG	Machinery	35	35,742
	Rheinmetall AG	Aerospace & Defense	308	167,197
	RWE AG	Independent Power Producers & Energy Traders	5,166	188,417
	SAP SE	Software	7,952	1,814,016
	Sartorius AG	Life Sciences Tools & Services	14	3,141
[b]	Scout24 SE	Interactive Media & Services	532	45,866
	Siemens AG	Industrial Conglomerates	5,390	1,090,853
[a]	Siemens Energy AG	Electrical Equipment	4,592	169,481
[b]	Siemens Healthineers AG	Health Care Equipment & Supplies	2,016	121,183
	Symrise AG	Chemicals	952	131,854
	Talanx AG	Insurance	434	36,618
	Traton SE	Machinery	392	12,862
	Volkswagen AG	Automobiles	210	23,507
	Vonovia SE	Real Estate Management & Development	5,096	186,148
	Wacker Chemie AG	Chemicals	112	11,075
[a,b]	Zalando SE	Specialty Retail	1,582	52,297
				11,085,644
	Ireland 1.8%
	AIB Group PLC	Banks	13,090	75,164
	Bank of Ireland Group PLC	Banks	7,378	82,589
	CRH PLC	Construction Materials	4,984	455,803
	DCC PLC	Industrial Conglomerates	714	48,796
	Experian PLC	Professional Services	6,664	351,382
[a]	Flutter Entertainment PLC	Hotels, Restaurants & Leisure	1,288	303,636
	Glanbia PLC	Food Products	1,274	22,479
	Kerry Group PLC, Class A	Food Products	1,078	112,069
	Kingspan Group PLC	Building Products	1,092	102,800
				1,554,718
	Isle Of Man 0.0%†
	Entain PLC	Hotels, Restaurants & Leisure	4,410	45,146
	Italy 4.2%
	A2A SpA	Multi-Utilities	10,934	25,309
	Amplifon SpA	Health Care Providers & Services	938	27,019
	Banca Mediolanum SpA	Financial Services	1,568	19,810
	Banco BPM SpA	Banks	9,982	67,489
	BPER Banca SpA	Banks	7,630	43,003
	Brunello Cucinelli SpA	Textiles, Apparel & Luxury Goods	238	25,699
	Buzzi SpA	Construction Materials	602	24,053
	Davide Campari-Milano NV	Beverages	3,486	29,568
	DiaSorin SpA	Health Care Equipment & Supplies	154	18,029
	Enel SpA	Electric Utilities	56,308	450,895
	Eni SpA	Oil, Gas & Consumable Fuels	16,338	249,478
	Ferrari NV	Automobiles	854	400,019
75	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Europe ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Italy (continued)
	FinecoBank Banca Fineco SpA	Banks	4,410	$ 75,672
	Generali	Insurance	9,072	262,739
	Hera SpA	Multi-Utilities	5,768	23,059
[b]	Infrastrutture Wireless Italiane SpA	Diversified Telecommunication Services	2,548	31,423
	Interpump Group SpA	Machinery	574	26,829
	Intesa Sanpaolo SpA	Banks	115,640	495,268
	Italgas SpA	Gas Utilities	3,542	21,465
	Leonardo SpA	Aerospace & Defense	2,912	65,064
	Mediobanca Banca di Credito Finanziario SpA	Banks	3,962	67,764
	Moncler SpA	Textiles, Apparel & Luxury Goods	1,638	104,238
[a,b]	Nexi SpA	Financial Services	5,768	39,216
[b]	Pirelli & C SpA	Automobile Components	2,604	15,839
[b]	Poste Italiane SpA	Insurance	3,262	45,834
	Prysmian SpA	Electrical Equipment	2,030	147,716
	Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	714	40,480
	Reply SpA	IT Services	154	23,237
	Snam SpA	Gas Utilities	16,422	83,776
[a]	Telecom Italia SpA	Diversified Telecommunication Services	74,956	20,872
[a]	Telecom Italia SpA, pfd.	Diversified Telecommunication Services	32,774	10,439
	Terna - Rete Elettrica Nazionale	Electric Utilities	10,178	91,873
	UniCredit SpA	Banks	11,508	505,585
	Unipol Gruppo SpA	Insurance	3,122	37,177
				3,615,936
	Luxembourg 0.2%
	ArcelorMittal SA	Metals & Mining	3,458	90,848
	Eurofins Scientific SE	Life Sciences Tools & Services	938	59,566
	RTL Group SA	Media	266	9,040
				159,454
	Mexico 0.0%†
	Fresnillo PLC	Metals & Mining	1,330	10,909
	Netherlands 8.8%
	Aalberts NV	Machinery	700	28,468
[b]	ABN AMRO Bank NV	Banks	3,220	58,236
[a,b]	Adyen NV	Financial Services	211	330,294
	Aegon Ltd.	Insurance	7,812	50,289
	Akzo Nobel NV	Chemicals	1,232	87,036
[a]	Argenx SE	Biotechnology	434	235,208
	ASM International NV	Semiconductors & Semiconductor Equipment	336	221,021
	ASML Holding NV	Semiconductors & Semiconductor Equipment	2,856	2,376,555
	ASR Nederland NV	Insurance	1,078	52,937
	BE Semiconductor Industries NV	Semiconductors & Semiconductor Equipment	546	69,193
[b]	CTP NV	Real Estate Management & Development	798	14,606
[b]	Euronext NV	Capital Markets	574	62,428
	EXOR NV	Financial Services	728	78,120
	Ferrovial SE	Construction & Engineering	3,780	162,756
	Heineken Holding NV	Beverages	938	70,977
	Heineken NV	Beverages	1,988	176,698
	IMCD NV	Trading Companies & Distributors	420	73,077
	ING Groep NV	Banks	23,408	425,150
	JDE Peet’s NV	Food Products	756	15,828
	Koninklijke Ahold Delhaize NV	Consumer Staples Distribution & Retail	6,804	235,630
	Koninklijke KPN NV	Diversified Telecommunication Services	27,272	111,673
[a]	Koninklijke Philips NV	Health Care Equipment & Supplies	5,782	189,847
	Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	490	22,793
	NN Group NV	Insurance	1,988	99,354
franklintempleton.com	Semi-Annual Report	76

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Europe ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Netherlands (continued)
	OCI NV	Chemicals	700	$ 19,984
[a]	Pluxee NV	Commercial Services & Supplies	630	13,316
	Prosus NV	Broadline Retail	9,408	412,222
	Randstad NV	Professional Services	784	39,024
	Shell PLC	Oil, Gas & Consumable Fuels	45,654	1,485,020
	Universal Music Group NV	Entertainment	5,460	143,200
	Wolters Kluwer NV	Professional Services	1,750	295,502
				7,656,442
	Nigeria 0.0%†
[b]	Airtel Africa PLC	Wireless Telecommunication Services	8,680	13,273
	Norway 0.9%
	Aker ASA, Class A	Industrial Conglomerates	168	8,741
	Aker BP ASA	Oil, Gas & Consumable Fuels	2,226	47,806
[a,b]	AutoStore Holdings Ltd.	Machinery	7,700	7,895
	DNB Bank ASA	Banks	7,112	146,121
	Equinor ASA	Oil, Gas & Consumable Fuels	5,908	149,598
	Gjensidige Forsikring ASA	Insurance	1,246	23,352
	Kongsberg Gruppen ASA	Aerospace & Defense	546	53,498
	Mowi ASA	Food Products	3,192	57,505
	Norsk Hydro ASA	Metals & Mining	9,352	60,786
	Orkla ASA	Food Products	5,502	51,950
	Salmar ASA	Food Products	476	25,014
	Schibsted ASA, Class A	Media	518	16,751
	Schibsted ASA, Class B	Media	756	22,839
	Telenor ASA	Diversified Telecommunication Services	4,424	56,704
	Var Energi ASA	Oil, Gas & Consumable Fuels	6,412	19,907
	Yara International ASA	Chemicals	1,176	37,303
				785,770
	Poland 0.5%
[a,b]	Allegro.eu SA	Broadline Retail	4,018	36,459
	Bank Polska Kasa Opieki SA	Banks	1,134	43,423
[a,b]	Dino Polska SA	Consumer Staples Distribution & Retail	350	31,996
[a]	InPost SA	Air Freight & Logistics	1,722	32,556
	KGHM Polska Miedz SA	Metals & Mining	994	41,288
	LPP SA	Textiles, Apparel & Luxury Goods	8	32,927
[a]	mBank SA	Banks	98	15,772
	ORLEN SA	Oil, Gas & Consumable Fuels	4,186	60,963
	Powszechna Kasa Oszczednosci Bank Polski SA	Banks	6,188	90,296
	Powszechny Zaklad Ubezpieczen SA	Insurance	4,018	44,073
	Santander Bank Polska SA	Banks	280	33,158
				462,911
	Portugal 0.2%
	EDP SA	Electric Utilities	21,980	100,625
	Galp Energia SGPS SA, Class B	Oil, Gas & Consumable Fuels	3,108	58,274
	Jeronimo Martins SGPS SA	Consumer Staples Distribution & Retail	1,974	38,863
				197,762
	Russia 0.0%
[a,c,d]	Evraz PLC	Metals & Mining	10,404	—
	Spain 4.1%
	Acciona SA	Electric Utilities	168	23,906
	ACS Actividades de Construccion y Servicios SA	Construction & Engineering	1,414	65,459
77	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Europe ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Spain (continued)
[b]	Aena SME SA	Transportation Infrastructure	504	$ 111,148
	Amadeus IT Group SA	Hotels, Restaurants & Leisure	3,136	227,216
	Banco Bilbao Vizcaya Argentaria SA	Banks	41,244	446,863
	Banco de Sabadell SA	Banks	37,968	80,892
	Banco Santander SA	Banks	108,976	559,525
	Bankinter SA	Banks	4,704	41,621
	CaixaBank SA	Banks	28,602	171,226
[a,b]	Cellnex Telecom SA	Diversified Telecommunication Services	4,046	164,501
	Corp. ACCIONA Energias Renovables SA	Independent Power Producers & Energy Traders	406	9,570
	EDP Renovaveis SA	Independent Power Producers & Energy Traders	2,142	37,556
	Enagas SA	Gas Utilities	1,792	27,559
	Endesa SA	Electric Utilities	2,296	50,301
[a]	Grifols SA	Biotechnology	1,904	21,728
	Iberdrola SA	Electric Utilities	43,624	676,256
	Industria de Diseno Textil SA	Specialty Retail	7,630	452,512
	Mapfre SA	Insurance	7,126	19,023
	Merlin Properties Socimi SA	Diversified REITs	3,164	40,149
	Naturgy Energy Group SA	Gas Utilities	896	23,220
	Redeia Corp. SA	Electric Utilities	3,122	60,871
	Repsol SA	Oil, Gas & Consumable Fuels	8,554	113,081
	Telefonica SA	Diversified Telecommunication Services	30,310	148,706
				3,572,889
	Sweden 5.2%
	AAK AB	Food Products	1,260	41,393
	Alfa Laval AB	Machinery	2,254	108,424
	Assa Abloy AB, Class B	Building Products	7,070	238,257
	Atlas Copco AB, Class A	Machinery	18,424	357,062
	Atlas Copco AB, Class B	Machinery	10,822	185,552
	Axfood AB	Consumer Staples Distribution & Retail	812	22,926
	Beijer Ref AB	Trading Companies & Distributors	2,814	46,347
	Boliden AB	Metals & Mining	1,974	67,088
[a]	Castellum AB	Real Estate Management & Development	3,080	45,228
	Epiroc AB, Class A	Machinery	4,508	97,617
	Epiroc AB, Class B	Machinery	2,730	51,790
	EQT AB	Capital Markets	4,578	156,942
	Essity AB, Class B	Household Products	4,382	136,994
[b]	Evolution AB	Hotels, Restaurants & Leisure	1,316	129,567
[a]	Fastighets AB Balder, Class B	Real Estate Management & Development	4,648	40,911
	Getinge AB, Class B	Health Care Equipment & Supplies	1,638	35,356
	H & M Hennes & Mauritz AB, Class B	Specialty Retail	4,312	73,507
	Hexagon AB, Class B	Electronic Equipment, Instruments & Components	15,330	165,148
	Holmen AB, Class B	Paper & Forest Products	546	23,668
	Husqvarna AB, Class B	Machinery	2,478	17,357
	Industrivarden AB, Class A	Financial Services	826	30,574
	Industrivarden AB, Class C	Financial Services	1,134	41,762
	Indutrade AB	Machinery	1,932	60,152
	Investment AB Latour, Class B	Industrial Conglomerates	1,036	32,368
	Investor AB, Class A	Financial Services	3,472	107,038
	Investor AB, Class B	Financial Services	12,726	392,391
	L E Lundbergforetagen AB, Class B	Financial Services	532	30,493
	Lifco AB, Class B	Industrial Conglomerates	1,652	54,466
	Nibe Industrier AB, Class B	Building Products	10,472	57,502
	Saab AB, Class B	Aerospace & Defense	2,366	50,393
	Sagax AB, Class B	Real Estate Management & Development	1,554	44,336
	Sagax AB, Class D	Real Estate Management & Development	840	2,759
	Sandvik AB	Machinery	7,826	175,179
	Securitas AB, Class B	Commercial Services & Supplies	3,500	44,507
franklintempleton.com	Semi-Annual Report	78

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Europe ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Sweden (continued)
	Skandinaviska Enskilda Banken AB, Class A	Banks	11,060	$ 169,393
	Skandinaviska Enskilda Banken AB, Class C	Banks	154	2,370
	Skanska AB, Class B	Construction & Engineering	2,464	51,484
	SKF AB, Class B	Machinery	2,408	47,986
	SSAB AB, Class A	Metals & Mining	1,372	7,198
	SSAB AB, Class B	Metals & Mining	4,060	20,827
	Svenska Cellulosa AB SCA, Class B	Paper & Forest Products	4,298	62,732
	Svenska Handelsbanken AB, Class A	Banks	10,024	103,092
	Svenska Handelsbanken AB, Class B	Banks	266	3,501
	Sweco AB, Class B	Construction & Engineering	1,456	24,720
	Swedbank AB, Class A	Banks	6,216	132,027
[a]	Swedish Orphan Biovitrum AB	Biotechnology	1,316	42,453
	Tele2 AB, Class B	Wireless Telecommunication Services	3,780	42,847
	Telefonaktiebolaget LM Ericsson, Class B	Communications Equipment	20,146	152,477
	Telia Co. AB	Diversified Telecommunication Services	17,920	58,056
	Trelleborg AB, Class B	Machinery	1,540	59,281
	Volvo AB, Class A	Machinery	1,414	37,775
	Volvo AB, Class B	Machinery	11,396	301,522
[a]	Volvo Car AB, Class B	Automobiles	4,578	12,609
				4,497,404
	Switzerland 14.6%
	ABB Ltd.	Electrical Equipment	11,494	667,525
	Adecco Group AG	Professional Services	1,162	39,645
	Alcon, Inc.	Health Care Equipment & Supplies	3,584	358,251
	Avolta AG	Specialty Retail	770	32,679
	Bachem Holding AG, Class B	Life Sciences Tools & Services	224	18,907
	Baloise Holding AG	Insurance	322	65,847
	Banque Cantonale Vaudoise	Banks	210	21,746
	Barry Callebaut AG	Food Products	26	48,267
	Belimo Holding AG	Building Products	70	50,080
	BKW AG	Electric Utilities	126	22,913
	Chocoladefabriken Lindt & Spruengli AG	Food Products	14	181,068
	Cie Financiere Richemont SA, Class A	Textiles, Apparel & Luxury Goods	3,850	610,669
	Clariant AG	Chemicals	1,610	24,430
	Coca-Cola HBC AG	Beverages	1,470	52,528
	DKSH Holding AG	Trading Companies & Distributors	252	20,075
	DSM-Firmenich AG	Chemicals	1,260	173,879
	Emmi AG	Food Products	14	14,356
	EMS-Chemie Holding AG	Chemicals	56	47,134
	Flughafen Zurich AG	Transportation Infrastructure	140	33,757
[a]	Galderma Group AG	Pharmaceuticals	420	39,135
	Geberit AG	Building Products	238	155,573
	Georg Fischer AG	Machinery	588	44,507
	Givaudan SA	Chemicals	58	319,033
	Helvetia Holding AG	Insurance	252	43,616
	Julius Baer Group Ltd.	Capital Markets	1,484	89,545
	Kuehne & Nagel International AG	Marine Transportation	364	99,592
	Logitech International SA	Technology Hardware, Storage & Peripherals	1,134	101,577
	Lonza Group AG	Life Sciences Tools & Services	504	319,410
	Nestle SA	Food Products	18,648	1,878,174
	Novartis AG	Pharmaceuticals	14,798	1,704,257
	Partners Group Holding AG	Capital Markets	157	236,370
	PSP Swiss Property AG	Real Estate Management & Development	322	47,295
	Roche Holding AG	Pharmaceuticals	5,012	1,607,785
	Roche Holding AG	Pharmaceuticals	266	91,258
	Sandoz Group AG	Pharmaceuticals	3,122	130,535
	Schindler Holding AG, PC	Machinery	294	86,435
79	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Europe ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Switzerland (continued)
	Schindler Holding AG	Machinery	154	$ 43,906
	SGS SA	Professional Services	1,092	122,126
	SIG Group AG	Containers & Packaging	2,380	53,212
	Sika AG	Chemicals	1,106	367,246
	Sonova Holding AG	Health Care Equipment & Supplies	350	126,051
	STMicroelectronics NV	Semiconductors & Semiconductor Equipment	4,690	139,493
	Straumann Holding AG	Health Care Equipment & Supplies	770	126,196
	Swatch Group AG	Textiles, Apparel & Luxury Goods	210	45,122
	Swatch Group AG	Textiles, Apparel & Luxury Goods	378	16,244
	Swiss Life Holding AG	Insurance	210	175,757
	Swiss Prime Site AG	Real Estate Management & Development	560	62,967
	Swiss Re AG	Insurance	2,114	292,459
	Swisscom AG	Diversified Telecommunication Services	182	119,205
	Tecan Group AG	Life Sciences Tools & Services	84	27,723
	Temenos AG	Software	434	30,458
	UBS Group AG	Capital Markets	23,268	718,824
[b]	VAT Group AG	Machinery	182	92,947
	Zurich Insurance Group AG	Insurance	1,050	634,568
				12,672,357
	United Kingdom 18.8%
	3i Group PLC	Capital Markets	6,734	298,529
	Admiral Group PLC	Insurance	2,128	79,466
	Anglo American PLC	Metals & Mining	9,016	293,754
	Ashtead Group PLC	Trading Companies & Distributors	3,178	246,646
	Associated British Foods PLC	Food Products	2,338	73,165
	AstraZeneca PLC	Pharmaceuticals	10,864	1,688,652
[b]	Auto Trader Group PLC	Interactive Media & Services	6,426	74,800
	Aviva PLC	Insurance	19,474	126,323
	B&M European Value Retail SA	Broadline Retail	6,636	36,958
	BAE Systems PLC	Aerospace & Defense	22,022	365,548
	Barclays PLC	Banks	106,736	321,489
	Barratt Developments PLC	Household Durables	9,842	63,196
	Beazley PLC	Insurance	4,676	47,731
	Berkeley Group Holdings PLC	Household Durables	702	44,445
	BP PLC	Oil, Gas & Consumable Fuels	119,588	628,323
	British American Tobacco PLC	Tobacco	14,490	529,441
	British Land Co. PLC	Diversified REITs	6,832	39,900
	BT Group PLC	Diversified Telecommunication Services	45,696	90,654
	Bunzl PLC	Trading Companies & Distributors	2,450	116,138
	Burberry Group PLC	Textiles, Apparel & Luxury Goods	2,576	24,222
	Centrica PLC	Multi-Utilities	38,416	60,109
	Compass Group PLC	Hotels, Restaurants & Leisure	12,348	396,518
[b]	ConvaTec Group PLC	Health Care Equipment & Supplies	12,180	37,086
	Croda International PLC	Chemicals	1,008	57,017
	Diageo PLC	Beverages	16,114	562,625
	Diploma PLC	Trading Companies & Distributors	966	57,453
	DS Smith PLC	Containers & Packaging	10,136	62,786
	Endeavour Mining PLC	Metals & Mining	1,442	34,255
	GSK PLC	Pharmaceuticals	29,078	591,492
	Haleon PLC	Personal Care Products	50,204	264,583
	Halma PLC	Electronic Equipment, Instruments & Components	2,744	95,992
	Hargreaves Lansdown PLC	Capital Markets	2,744	41,021
	Hikma Pharmaceuticals PLC	Pharmaceuticals	1,176	30,145
	Howden Joinery Group PLC	Trading Companies & Distributors	3,948	48,032
	HSBC Holdings PLC	Banks	134,316	1,205,662
	IMI PLC	Machinery	1,904	46,277
	Imperial Brands PLC	Tobacco	6,160	179,549
franklintempleton.com	Semi-Annual Report	80

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Europe ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
	Informa PLC	Media	9,604	$ 105,661
	InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	1,162	126,812
	Intermediate Capital Group PLC	Capital Markets	1,918	57,320
	International Consolidated Airlines Group SA	Passenger Airlines	16,940	46,672
	Intertek Group PLC	Professional Services	1,162	80,426
	J Sainsbury PLC	Consumer Staples Distribution & Retail	13,006	51,534
	JD Sports Fashion PLC	Specialty Retail	17,794	36,769
	Kingfisher PLC	Specialty Retail	13,174	56,900
	Land Securities Group PLC	Diversified REITs	5,404	47,189
	Legal & General Group PLC	Insurance	43,498	132,037
	Lloyds Banking Group PLC	Banks	452,088	356,568
	London Stock Exchange Group PLC	Capital Markets	3,598	493,235
	M&G PLC	Financial Services	15,764	43,855
	Marks & Spencer Group PLC	Consumer Staples Distribution & Retail	14,980	74,868
	Melrose Industries PLC	Aerospace & Defense	9,492	58,020
	National Grid PLC	Multi-Utilities	35,434	489,552
	NatWest Group PLC	Banks	48,188	222,286
	Next PLC	Broadline Retail	868	113,891
[a,c]	NMC Health PLC	Health Care Providers & Services	1,159	—
	Pearson PLC	Diversified Consumer Services	4,760	64,710
	Persimmon PLC	Household Durables	2,296	50,615
	Phoenix Group Holdings PLC	Insurance	5,446	40,871
	Prudential PLC	Insurance	19,992	186,266
	Reckitt Benckiser Group PLC	Household Products	5,054	310,283
	RELX PLC	Professional Services	13,552	637,865
	Rentokil Initial PLC	Commercial Services & Supplies	18,438	90,123
	Rightmove PLC	Interactive Media & Services	5,782	47,884
[a]	Rolls-Royce Holdings PLC	Aerospace & Defense	61,684	436,204
	RS Group PLC	Trading Companies & Distributors	3,430	37,267
	Sage Group PLC	Software	7,322	100,620
	Schroders PLC	Capital Markets	6,062	28,394
	Segro PLC	Industrial REITs	9,828	115,217
	Severn Trent PLC	Water Utilities	1,932	68,467
	Smith & Nephew PLC	Health Care Equipment & Supplies	6,328	98,292
	Smiths Group PLC	Industrial Conglomerates	2,506	56,371
	Spirax Group PLC	Machinery	532	53,627
	SSE PLC	Electric Utilities	7,924	200,141
	St. James’s Place PLC	Capital Markets	3,990	39,284
	Standard Chartered PLC	Banks	15,190	161,574
	Taylor Wimpey PLC	Household Durables	25,606	56,431
	Tesco PLC	Consumer Staples Distribution & Retail	50,330	242,159
	Unilever PLC	Personal Care Products	17,878	1,160,423
	UNITE Group PLC	Residential REITs	2,926	36,893
	United Utilities Group PLC	Water Utilities	4,956	69,502
	Vodafone Group PLC	Wireless Telecommunication Services	155,834	156,854
	Weir Group PLC	Machinery	1,876	54,505
	Whitbread PLC	Hotels, Restaurants & Leisure	1,274	53,556
[a]	Wise PLC, Class A	Financial Services	5,544	49,936
	WPP PLC	Media	7,728	79,113
				16,337,024
	United States 1.0%
	Holcim AG, Class B	Construction Materials	4,074	398,731
[a]	Qiagen NV	Life Sciences Tools & Services	1,579	71,318
	Smurfit WestRock PLC	Containers & Packaging	3,710	186,018
	Stellantis NV	Automobiles	14,770	204,534
81	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Europe ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	Tenaris SA	Energy Equipment & Services	3,234	$ 51,018
				911,619
	Total Common Stocks (Cost $80,290,382)			85,545,731
	Preferred Stocks 0.4%
	Germany 0.4%
[e]	Bayerische Motoren Werke AG, 8.102%, pfd.	Automobiles	420	34,828
[e]	FUCHS SE, 2.547%, pfd.	Chemicals	490	23,832
[e]	Henkel AG & Co. KGaA, 2.192%, pfd.	Household Products	1,190	112,092
[e]	Sartorius AG, 0.293%, pfd.	Life Sciences Tools & Services	182	51,227
[e]	Volkswagen AG, 9.521%, pfd.	Automobiles	1,330	141,250
				363,229
	Spain 0.0%†
[a]	Grifols SA, Class B, pfd.	Biotechnology	1,806	16,276
	Total Preferred Stocks (Cost $484,101)			379,505
	Total Investments before Short-Term Investments (Cost $80,774,483)			85,925,236
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[f,g]	Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	Money Market Funds	25,519	25,519
	Total Short-Term Investments (Cost $25,519)			25,519
	Total Investments (Cost $80,800,002) 98.9%			85,950,755
	Other Assets, less Liabilities 1.1%			922,985
	Net Assets 100.0%			$ 86,873,740
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2024, the value of was $1,845,440, representing 2.1% of net assets.
[c]Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
[d]See Note 6 regarding investments in Russian securities.
[e]Variable rate security. The rate shown represents the yield at period end.
[f]The rate shown is the annualized seven-day effective yield at period end.
[g]See Note 3(c) regarding investments in affiliated management investment companies.
franklintempleton.com	Semi-Annual Report	82

Franklin Templeton ETF Trust
Franklin FTSE Europe ETF (continued)
At September 30, 2024, the Fund had the following futures contracts outstanding. See  Note 1(c).
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
EURO STOXX 50 Index	Long	14	$ 785,923	12/20/24	$ 21,739
FTSE 100 Index	Long	2	222,355	12/20/24	(1,921)
Total Futures Contracts					$19,818

*As of period end.
See  Note 7 regarding other derivative information.
See Abbreviations on page 207.
83	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Franklin FTSE Eurozone ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$26.04	$23.60	$27.12	$25.72	$19.15	$22.81
Income from investment operations[a]:
Net investment income[b]	0.55	0.56	0.86	0.76	0.59	0.73
Net realized and unrealized gains (losses)	0.71	2.67	0.65	1.51	6.45	(2.92)
Total from investment operations	1.26	3.23	1.51	2.27	7.04	(2.19)
Less distributions from:
Net investment income	(0.46)	(0.79)	(0.64)	(0.87)	(0.47)	(1.47)
Net realized gains	—	—	(4.39)	—	—	—
Total distributions	(0.46)	(0.79)	(5.03)	(0.87)	(0.47)	(1.47)
Net asset value, end of period	$26.85	$26.04	$23.60	$27.12	$25.72	$19.15
Total return[c]	5.03%	13.90%	7.53%	8.75%	36.92%	(10.67)%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.09%	0.07%[e]	0.15%[f]	0.09%	0.09%	0.09%
Expenses net of waiver and payments by affiliates	0.09%	0.07%[e]	0.15%[f]	0.09%	0.09%	0.09%
Net investment income	4.29%	2.36%	3.44%	2.77%	2.58%	3.10%
Supplemental data
Net assets, end of period (000’s)	$21,478	$20,828	$14,163	$21,695	$15,429	$3,831
Portfolio turnover rate[g]	2.37%[h]	77.86%[h]	22.30%[h]	11.67%[h]	12.87%[h]	14.81%[h]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Ratios are annualized for periods less than one year.
[e]The expense ratios include a reversal of excess European Union tax reclaims contingency fees for the year ended 2023. If these fees had not been reversed, the gross and net expense ratios would have been 0.09% each for the year ending March 31, 2024.
[f]Expense ratios are including non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.09% and 0.09%, respectively, for the year ended March 31, 2023.
[g]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash ("Cash creations").
[h]Portfolio turnover rate excluding cash creations was as follows:	2.37%	78.57%	22.37%	11.67%	12.87%	14.81%
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	84

Franklin Templeton ETF Trust
Schedule of Investments, September 30, 2024 (unaudited)
Franklin FTSE Eurozone ETF
		Industry	Shares	Value
	Common Stocks 98.7%
	Austria 0.7%
	ANDRITZ AG	Machinery	248	$ 17,617
	Erste Group Bank AG	Banks	1,136	62,441
	OMV AG	Oil, Gas & Consumable Fuels	516	22,091
	Raiffeisen Bank International AG	Banks	464	9,249
	Telekom Austria AG	Diversified Telecommunication Services	324	3,182
	Verbund AG	Electric Utilities	240	19,955
	voestalpine AG	Metals & Mining	388	10,124
				144,659
	Belgium 2.5%
	Ackermans & van Haaren NV	Construction & Engineering	84	17,878
	Ageas SA	Insurance	604	32,303
	Anheuser-Busch InBev SA	Beverages	3,300	218,694
	D’ieteren Group	Distributors	84	17,803
	Elia Group SA	Electric Utilities	136	15,588
	Groupe Bruxelles Lambert NV	Financial Services	308	24,045
	KBC Group NV	Banks	864	68,868
	Lotus Bakeries NV	Food Products	1	13,437
	Sofina SA	Financial Services	64	18,114
	Syensqo SA	Chemicals	256	22,745
	UCB SA	Pharmaceuticals	440	79,552
	Warehouses De Pauw CVA	Industrial REITs	624	16,672
				545,699
	Finland 3.2%
	Elisa OYJ	Diversified Telecommunication Services	516	27,423
	Fortum OYJ	Electric Utilities	1,576	26,023
	Kesko OYJ, Class B	Consumer Staples Distribution & Retail	1,000	21,389
	Kone OYJ, Class B	Machinery	1,176	70,480
	Metso OYJ	Machinery	2,320	24,857
	Neste OYJ	Oil, Gas & Consumable Fuels	1,508	29,335
	Nokia OYJ	Communications Equipment	18,872	82,648
	Nordea Bank Abp	Banks	12,032	142,206
	Orion OYJ, Class B	Pharmaceuticals	384	21,094
	Sampo OYJ, Class A	Insurance	1,808	84,546
	Stora Enso OYJ, Class R	Paper & Forest Products	2,128	27,312
	UPM-Kymmene OYJ	Paper & Forest Products	1,924	64,569
	Valmet OYJ	Machinery	592	19,002
	Wartsila OYJ Abp	Machinery	1,756	39,391
				680,275
	France 32.2%
	Accor SA	Hotels, Restaurants & Leisure	816	35,517
	Aeroports de Paris SA	Transportation Infrastructure	116	14,927
	Air Liquide SA	Chemicals	2,044	395,242
	Airbus SE	Aerospace & Defense	2,124	311,056
[a]	Alstom SA	Machinery	1,252	26,039
[b]	Amundi SA	Capital Markets	204	15,266
	Arkema SA	Chemicals	208	19,848
	AXA SA	Insurance	6,492	250,184
[b]	Ayvens SA	Ground Transportation	496	3,507
	BioMerieux	Health Care Equipment & Supplies	148	17,773
	BNP Paribas SA	Banks	3,620	248,668
	Bollore SE	Entertainment	2,528	16,886
	Bouygues SA	Construction & Engineering	660	22,142
	Bureau Veritas SA	Professional Services	1,096	36,427
	Capgemini SE	IT Services	580	125,546
	Carrefour SA	Consumer Staples Distribution & Retail	1,860	31,781
85	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Eurozone ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	France (continued)
	Cie de Saint-Gobain SA	Building Products	1,656	$ 151,033
	Cie Generale des Etablissements Michelin SCA	Automobile Components	2,536	103,193
	Covivio SA	Diversified REITs	192	11,689
	Credit Agricole SA	Banks	3,636	55,695
	Danone SA	Food Products	2,272	165,680
	Dassault Aviation SA	Aerospace & Defense	65	13,420
	Dassault Systemes SE	Software	2,424	96,390
	Edenred SE	Financial Services	900	34,171
	Eiffage SA	Construction & Engineering	276	26,688
	Engie SA	Multi-Utilities	6,320	109,434
	EssilorLuxottica SA	Health Care Equipment & Supplies	1,104	261,949
	Eurazeo SE	Financial Services	180	14,816
	Gecina SA	Office REITs	188	21,695
	Getlink SE	Transportation Infrastructure	1,280	22,885
	Hermes International SCA	Textiles, Apparel & Luxury Goods	122	300,365
	Ipsen SA	Pharmaceuticals	124	15,292
[a]	JCDecaux SE	Media	264	5,922
	Kering SA	Textiles, Apparel & Luxury Goods	259	74,244
	Klepierre SA	Retail REITs	740	24,314
[b]	La Francaise des Jeux SAEM	Hotels, Restaurants & Leisure	352	14,512
	Legrand SA	Electrical Equipment	912	105,143
	L’Oreal SA	Personal Care Products	836	375,120
	LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	891	684,645
[b]	Neoen SA	Independent Power Producers & Energy Traders	252	10,969
	Orange SA	Diversified Telecommunication Services	6,928	79,524
	Pernod Ricard SA	Beverages	732	110,778
	Publicis Groupe SA	Media	824	90,307
	Remy Cointreau SA	Beverages	88	6,860
	Renault SA	Automobiles	692	30,112
	Rexel SA	Trading Companies & Distributors	848	24,578
	Safran SA	Aerospace & Defense	1,220	287,430
	Sanofi SA	Pharmaceuticals	3,980	457,069
	Sartorius Stedim Biotech	Life Sciences Tools & Services	92	19,278
	Schneider Electric SE	Electrical Equipment	1,928	508,242
	SCOR SE	Insurance	540	12,089
	SEB SA	Household Durables	92	10,524
	Societe Generale SA	Banks	2,648	66,051
	Sodexo SA	Hotels, Restaurants & Leisure	316	25,974
[a]	SOITEC	Semiconductors & Semiconductor Equipment	88	8,800
	Teleperformance SE	Professional Services	216	22,419
	Thales SA	Aerospace & Defense	352	56,001
	TotalEnergies SE	Oil, Gas & Consumable Fuels	7,268	474,520
[a]	Unibail-Rodamco-Westfield	Retail REITs	372	32,632
	Veolia Environnement SA	Multi-Utilities	2,260	74,457
	Vinci SA	Construction & Engineering	1,792	209,896
	Vivendi SE	Media	2,408	27,896
	Wendel SE	Financial Services	96	9,836
				6,915,346
	Germany 25.7%
	adidas AG	Textiles, Apparel & Luxury Goods	596	158,243
	Allianz SE	Insurance	1,412	464,880
	BASF SE	Chemicals	3,216	170,685
	Bayer AG	Pharmaceuticals	3,556	120,350
	Bayerische Motoren Werke AG	Automobiles	1,064	94,024
	Bechtle AG	IT Services	296	13,254
	Beiersdorf AG	Personal Care Products	360	54,300
	Brenntag SE	Trading Companies & Distributors	472	35,283
franklintempleton.com	Semi-Annual Report	86

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Eurozone ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Germany (continued)
	Carl Zeiss Meditec AG	Health Care Equipment & Supplies	132	$ 10,482
	Commerzbank AG	Banks	3,716	68,533
	Continental AG	Automobile Components	392	25,436
[a,b]	Covestro AG	Chemicals	684	42,703
	CTS Eventim AG & Co. KGaA	Entertainment	212	22,087
	Daimler Truck Holding AG	Machinery	1,892	71,012
[a,b]	Delivery Hero SE	Hotels, Restaurants & Leisure	708	28,620
	Deutsche Bank AG	Capital Markets	7,072	122,321
	Deutsche Boerse AG	Capital Markets	672	158,022
	Deutsche Lufthansa AG	Passenger Airlines	2,148	15,774
	Deutsche Post AG	Air Freight & Logistics	3,520	157,258
	Deutsche Telekom AG	Diversified Telecommunication Services	12,100	356,376
	Deutsche Wohnen SE	Real Estate Management & Development	176	4,881
[b]	DWS Group GmbH & Co. KGaA	Capital Markets	112	4,620
	E.ON SE	Multi-Utilities	8,016	119,477
	Evonik Industries AG	Chemicals	912	21,375
	Fielmann Group AG	Specialty Retail	88	4,557
[a]	Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	132	7,373
	Fresenius Medical Care AG	Health Care Providers & Services	736	31,370
[a]	Fresenius SE & Co. KGaA	Health Care Providers & Services	1,484	56,692
	FUCHS SE	Chemicals	112	4,212
	GEA Group AG	Machinery	620	30,418
	Hannover Rueck SE	Insurance	216	61,737
	Heidelberg Materials AG	Construction Materials	468	50,978
	Henkel AG & Co. KGaA	Household Products	356	30,335
	HOCHTIEF AG	Construction & Engineering	76	9,381
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	4,696	164,881
	KION Group AG	Machinery	256	10,088
	Knorr-Bremse AG	Machinery	240	21,388
	LEG Immobilien SE	Real Estate Management & Development	268	28,050
	Mercedes-Benz Group AG	Automobiles	3,028	196,140
	Merck KGaA	Pharmaceuticals	468	82,525
	MTU Aero Engines AG	Aerospace & Defense	196	61,249
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	476	262,592
	Nemetschek SE	Software	196	20,343
	Puma SE	Textiles, Apparel & Luxury Goods	364	15,234
	Rational AG	Machinery	17	17,360
	Rheinmetall AG	Aerospace & Defense	156	84,684
	RWE AG	Independent Power Producers & Energy Traders	2,576	93,953
	SAP SE	Software	3,968	905,183
	Sartorius AG	Life Sciences Tools & Services	8	1,795
[b]	Scout24 SE	Interactive Media & Services	268	23,106
	Siemens AG	Industrial Conglomerates	2,688	544,010
[a]	Siemens Energy AG	Electrical Equipment	2,292	84,593
[b]	Siemens Healthineers AG	Health Care Equipment & Supplies	1,008	60,591
	Symrise AG	Chemicals	472	65,373
	Talanx AG	Insurance	220	18,562
	Traton SE	Machinery	188	6,169
	Volkswagen AG	Automobiles	104	11,642
	Vonovia SE	Real Estate Management & Development	2,548	93,074
	Wacker Chemie AG	Chemicals	52	5,142
[a,b]	Zalando SE	Specialty Retail	796	26,314
				5,531,090
	Ireland 0.9%
	AIB Group PLC	Banks	6,504	37,347
	Bank of Ireland Group PLC	Banks	3,676	41,149
87	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Eurozone ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Ireland (continued)
	Glanbia PLC	Food Products	644	$ 11,363
	Kerry Group PLC, Class A	Food Products	544	56,554
	Kingspan Group PLC	Building Products	548	51,588
				198,001
	Italy 8.4%
	A2A SpA	Multi-Utilities	5,540	12,823
	Amplifon SpA	Health Care Providers & Services	464	13,366
	Banca Mediolanum SpA	Financial Services	780	9,854
	Banco BPM SpA	Banks	4,956	33,508
	BPER Banca SpA	Banks	3,820	21,530
	Brunello Cucinelli SpA	Textiles, Apparel & Luxury Goods	124	13,389
	Buzzi SpA	Construction Materials	308	12,306
	Davide Campari-Milano NV	Beverages	1,776	15,064
	DiaSorin SpA	Health Care Equipment & Supplies	76	8,898
	Enel SpA	Electric Utilities	28,092	224,951
	Eni SpA	Oil, Gas & Consumable Fuels	8,152	124,479
	Ferrari NV	Automobiles	424	198,604
	FinecoBank Banca Fineco SpA	Banks	2,204	37,819
	Generali	Insurance	4,528	131,138
	Hera SpA	Multi-Utilities	2,772	11,082
[b]	Infrastrutture Wireless Italiane SpA	Diversified Telecommunication Services	1,252	15,440
	Interpump Group SpA	Machinery	292	13,648
	Intesa Sanpaolo SpA	Banks	57,632	246,829
	Italgas SpA	Gas Utilities	1,812	10,981
	Leonardo SpA	Aerospace & Defense	1,440	32,174
	Mediobanca Banca di Credito Finanziario SpA	Banks	1,968	33,660
	Moncler SpA	Textiles, Apparel & Luxury Goods	820	52,182
[a,b]	Nexi SpA	Financial Services	2,872	19,527
[b]	Pirelli & C SpA	Automobile Components	1,344	8,175
[b]	Poste Italiane SpA	Insurance	1,644	23,100
	Prysmian SpA	Electrical Equipment	1,012	73,640
	Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	356	20,184
	Reply SpA	IT Services	80	12,071
	Snam SpA	Gas Utilities	8,220	41,934
[a]	Telecom Italia SpA	Diversified Telecommunication Services	36,448	10,149
[a]	Telecom Italia SpA, pfd.	Diversified Telecommunication Services	17,036	5,426
	Terna - Rete Elettrica Nazionale	Electric Utilities	5,076	45,819
	UniCredit SpA	Banks	5,740	252,177
	Unipol Gruppo SpA	Insurance	1,560	18,577
				1,804,504
	Luxembourg 0.4%
	ArcelorMittal SA	Metals & Mining	1,748	45,923
	Eurofins Scientific SE	Life Sciences Tools & Services	464	29,465
	RTL Group SA	Media	140	4,758
				80,146
	Netherlands 14.3%
	Aalberts NV	Machinery	348	14,153
[b]	ABN AMRO Bank NV	Banks	1,608	29,082
[a,b]	Adyen NV	Financial Services	107	167,495
	Aegon Ltd.	Insurance	3,916	25,209
	Akzo Nobel NV	Chemicals	616	43,518
[a]	Argenx SE	Biotechnology	216	117,062
	ASM International NV	Semiconductors & Semiconductor Equipment	168	110,510
	ASML Holding NV	Semiconductors & Semiconductor Equipment	1,424	1,184,949
	ASR Nederland NV	Insurance	532	26,124
franklintempleton.com	Semi-Annual Report	88

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Eurozone ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Netherlands (continued)
	BE Semiconductor Industries NV	Semiconductors & Semiconductor Equipment	276	$ 34,977
[b]	CTP NV	Real Estate Management & Development	404	7,395
[b]	Euronext NV	Capital Markets	284	30,888
	EXOR NV	Financial Services	360	38,631
	Ferrovial SE	Construction & Engineering	1,876	80,775
	Heineken Holding NV	Beverages	476	36,018
	Heineken NV	Beverages	996	88,527
	IMCD NV	Trading Companies & Distributors	204	35,494
	ING Groep NV	Banks	11,684	212,212
	JDE Peet’s NV	Food Products	352	7,370
	Koninklijke Ahold Delhaize NV	Consumer Staples Distribution & Retail	3,404	117,884
	Koninklijke KPN NV	Diversified Telecommunication Services	13,644	55,869
[a]	Koninklijke Philips NV	Health Care Equipment & Supplies	2,880	94,562
	Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	236	10,978
	NN Group NV	Insurance	988	49,377
	OCI NV	Chemicals	348	9,935
[a]	Pluxee NV	Commercial Services & Supplies	312	6,594
	Prosus NV	Broadline Retail	4,692	205,585
	Randstad NV	Professional Services	384	19,114
	Universal Music Group NV	Entertainment	2,728	71,548
	Wolters Kluwer NV	Professional Services	872	147,245
				3,079,080
	Poland 0.1%
[a]	InPost SA	Air Freight & Logistics	864	16,335
	Portugal 0.5%
	EDP SA	Electric Utilities	10,856	49,699
	Galp Energia SGPS SA, Class B	Oil, Gas & Consumable Fuels	1,560	29,250
	Jeronimo Martins SGPS SA	Consumer Staples Distribution & Retail	1,012	19,923
				98,872
	Russia 0.0%
[a,c,d]	Evraz PLC	Metals & Mining	1,168	—
	Spain 8.3%
	Acciona SA	Electric Utilities	84	11,953
	ACS Actividades de Construccion y Servicios SA	Construction & Engineering	700	32,406
[b]	Aena SME SA	Transportation Infrastructure	256	56,456
	Amadeus IT Group SA	Hotels, Restaurants & Leisure	1,572	113,898
	Banco Bilbao Vizcaya Argentaria SA	Banks	20,576	222,933
	Banco de Sabadell SA	Banks	18,992	40,463
	Banco Santander SA	Banks	54,404	279,331
	Bankinter SA	Banks	2,344	20,740
	CaixaBank SA	Banks	14,296	85,583
[a,b]	Cellnex Telecom SA	Diversified Telecommunication Services	2,020	82,129
	Corp. ACCIONA Energias Renovables SA	Independent Power Producers & Energy Traders	204	4,808
	EDP Renovaveis SA	Independent Power Producers & Energy Traders	1,080	18,936
	Enagas SA	Gas Utilities	900	13,841
	Endesa SA	Electric Utilities	1,148	25,150
[a]	Grifols SA	Biotechnology	952	10,864
	Iberdrola SA	Electric Utilities	21,764	337,384
	Industria de Diseno Textil SA	Specialty Retail	3,800	225,366
	Mapfre SA	Insurance	3,556	9,493
	Merlin Properties Socimi SA	Diversified REITs	1,584	20,100
	Naturgy Energy Group SA	Gas Utilities	460	11,921
	Redeia Corp. SA	Electric Utilities	1,548	30,182
	Repsol SA	Oil, Gas & Consumable Fuels	4,256	56,263
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Eurozone ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Spain (continued)
	Telefonica SA	Diversified Telecommunication Services	15,120	$ 74,181
				1,784,381
	Switzerland 0.7%
	DSM-Firmenich AG	Chemicals	624	86,112
	STMicroelectronics NV	Semiconductors & Semiconductor Equipment	2,356	70,074
				156,186
	United Kingdom 0.0%
[a,c]	NMC Health PLC	Health Care Providers & Services	60	—
	United States 0.8%
[a]	Qiagen NV	Life Sciences Tools & Services	784	35,411
	Stellantis NV	Automobiles	7,372	102,087
	Tenaris SA	Energy Equipment & Services	1,596	25,177
				162,675
	Total Common Stocks (Cost $19,269,079)			21,197,249
	Preferred Stocks 0.9%
	Germany 0.9%
[e]	Bayerische Motoren Werke AG, 8.102%, pfd.	Automobiles	208	17,248
[e]	FUCHS SE, 2.547%, pfd.	Chemicals	240	11,673
[e]	Henkel AG & Co. KGaA, 2.192%, pfd.	Household Products	588	55,386
[e]	Sartorius AG, 0.293%, pfd.	Life Sciences Tools & Services	91	25,614
[e]	Volkswagen AG, 9.521%, pfd.	Automobiles	664	70,519
				180,440
	Spain 0.0%†
[a]	Grifols SA, Class B, pfd.	Biotechnology	940	8,472
	Total Preferred Stocks (Cost $228,547)			188,912
	Total Investments before Short-Term Investments (Cost $19,497,626)			21,386,161
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Eurozone ETF (continued)
		Industry	Shares	Value
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[f,g]	Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	Money Market Funds	830	$ 830
	Total Short-Term Investments (Cost $830)			830
	Total Investments (Cost $19,498,456) 99.6%			21,386,991
	Other Assets, less Liabilities 0.4%			91,099
	Net Assets 100.0%			$ 21,478,090
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2024, the value of was $669,895, representing 3.1% of net assets.
[c]Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
[d]See Note 6 regarding investments in Russian securities.
[e]Variable rate security. The rate shown represents the yield at period end.
[f]The rate shown is the annualized seven-day effective yield at period end.
[g]See Note 3(c) regarding investments in affiliated management investment companies.
At September 30, 2024, the Fund had the following futures contracts outstanding. See  Note 1(c).
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
EURO STOXX 50 Index	Long	1	$ 56,137	12/20/24	$ 1,553

*As of period end.
See  Note 7 regarding other derivative information.
See Abbreviations on page 207.
91	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Franklin FTSE Germany ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$24.82	$22.10	$22.37	$25.98	$16.73	$20.70
Income from investment operations[a]:
Net investment income[b]	0.52	0.66	0.60	0.70	0.61	0.52
Net realized and unrealized gains (losses)	1.77	2.75	(0.20)	(3.63)	9.29	(3.92)
Total from investment operations	2.29	3.41	0.40	(2.93)	9.90	(3.40)
Less distributions from net investment income	(0.60)	(0.69)	(0.67)	(0.68)	(0.65)	(0.57)
Net asset value, end of period	$26.51	$24.82	$22.10	$22.37	$25.98	$16.73
Total return[c]	9.52%	15.78%	2.41%	(11.68)%	59.79%	(17.00)%
Ratios to average net assets[d]
Total expenses	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Net investment income	4.20%	2.95%	3.11%	2.73%	2.66%	2.46%
Supplemental data
Net assets, end of period (000’s)	$31,809	$19,857	$17,683	$16,775	$9,093	$4,182
Portfolio turnover rate[e]	2.38%[f]	4.14%[f]	4.21%[f]	6.70%[f]	5.79%[f]	5.74%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Ratios are annualized for periods less than one year.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash ("Cash creations").
[f]Portfolio turnover rate excluding cash creations was as follows:	2.38%	4.14%	4.21%	6.70%	5.79%	5.74%
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	92

Franklin Templeton ETF Trust
Schedule of Investments, September 30, 2024 (unaudited)
Franklin FTSE Germany ETF

		Industry	Shares	Value
	Common Stocks 96.6%
	Germany 95.9%
	adidas AG	Textiles, Apparel & Luxury Goods	3,288	$ 872,991
	Allianz SE	Insurance	7,776	2,560,130
	BASF SE	Chemicals	17,760	942,590
	Bayer AG	Pharmaceuticals	19,584	662,805
	Bayerische Motoren Werke AG	Automobiles	5,880	519,609
	Bechtle AG	IT Services	1,656	74,149
	Beiersdorf AG	Personal Care Products	1,968	296,842
	Brenntag SE	Trading Companies & Distributors	2,592	193,760
	Carl Zeiss Meditec AG	Health Care Equipment & Supplies	744	59,079
	Commerzbank AG	Banks	20,520	378,445
	Continental AG	Automobile Components	2,136	138,599
[a,b]	Covestro AG	Chemicals	3,768	235,243
	CTS Eventim AG & Co. KGaA	Entertainment	1,176	122,520
	Daimler Truck Holding AG	Machinery	10,416	390,941
[a,b]	Delivery Hero SE	Hotels, Restaurants & Leisure	3,912	158,136
	Deutsche Bank AG	Capital Markets	39,096	676,226
	Deutsche Boerse AG	Capital Markets	3,696	869,121
	Deutsche Lufthansa AG	Passenger Airlines	11,736	86,185
	Deutsche Post AG	Air Freight & Logistics	19,416	867,419
	Deutsche Telekom AG	Diversified Telecommunication Services	66,720	1,965,075
	Deutsche Wohnen SE	Real Estate Management & Development	1,008	27,956
[a]	DWS Group GmbH & Co. KGaA	Capital Markets	648	26,729
	E.ON SE	Multi-Utilities	44,160	658,198
	Evonik Industries AG	Chemicals	5,016	117,560
	Fielmann Group AG	Specialty Retail	480	24,857
[b]	Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	720	40,218
	Fresenius Medical Care AG	Health Care Providers & Services	4,032	171,852
[b]	Fresenius SE & Co. KGaA	Health Care Providers & Services	8,208	313,565
	FUCHS SE	Chemicals	600	22,567
	GEA Group AG	Machinery	3,408	167,202
	Hannover Rueck SE	Insurance	1,200	342,985
	Heidelberg Materials AG	Construction Materials	2,592	282,337
	Henkel AG & Co. KGaA	Household Products	1,944	165,649
	HOCHTIEF AG	Construction & Engineering	432	53,324
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	25,872	908,390
	KION Group AG	Machinery	1,464	57,693
	Knorr-Bremse AG	Machinery	1,296	115,495
	LEG Immobilien SE	Real Estate Management & Development	1,488	155,739
	Mercedes-Benz Group AG	Automobiles	16,728	1,083,565
	Merck KGaA	Pharmaceuticals	2,568	452,831
	MTU Aero Engines AG	Aerospace & Defense	1,080	337,494
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	2,632	1,451,979
	Nemetschek SE	Software	1,080	112,096
	Puma SE	Textiles, Apparel & Luxury Goods	1,968	82,365
	Rational AG	Machinery	96	98,034
	Rheinmetall AG	Aerospace & Defense	864	469,020
	RWE AG	Independent Power Producers & Energy Traders	14,256	519,952
	SAP SE	Software	21,888	4,993,105
	Sartorius AG	Life Sciences Tools & Services	48	10,768
[a]	Scout24 SE	Interactive Media & Services	1,464	126,219
	Siemens AG	Industrial Conglomerates	14,808	2,996,910
[b]	Siemens Energy AG	Electrical Equipment	12,600	465,038
[a]	Siemens Healthineers AG	Health Care Equipment & Supplies	5,568	334,695
	Symrise AG	Chemicals	2,592	358,997
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Germany ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Germany (continued)
	Talanx AG	Insurance	1,200	$ 101,248
	Traton SE	Machinery	1,008	33,074
	Volkswagen AG	Automobiles	576	64,477
	Vonovia SE	Real Estate Management & Development	14,016	511,981
	Wacker Chemie AG	Chemicals	288	28,478
[a,b]	Zalando SE	Specialty Retail	4,320	142,808
				30,497,315
	Luxembourg 0.1%
	RTL Group SA	Media	744	25,284
	United States 0.6%
[b]	Qiagen NV	Life Sciences Tools & Services	4,320	195,120
	Total Common Stocks (Cost $27,481,024)			30,717,719
	Preferred Stocks 3.1%
	Germany 3.1%
[c]	Bayerische Motoren Werke AG, 8.102%, pfd.	Automobiles	1,152	95,527
[c]	FUCHS SE, 2.547%, pfd.	Chemicals	1,320	64,201
[c]	Henkel AG & Co. KGaA, 2.192%, pfd.	Household Products	3,264	307,451
[c]	Sartorius AG, 0.293%, pfd.	Life Sciences Tools & Services	504	141,860
[c]	Volkswagen AG, 9.521%, pfd.	Automobiles	3,648	387,430
	Total Preferred Stocks (Cost $1,265,070)			996,469
	Total Investments before Short-Term Investments (Cost $28,746,094)			31,714,188
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[d,e]	Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	Money Market Funds	8,537	8,537
	Total Short-Term Investments (Cost $8,537)			8,537
	Total Investments (Cost $28,754,631) 99.7%			31,722,725
	Other Assets, less Liabilities 0.3%			86,281
	Net Assets 100.0%			$ 31,809,006
†Rounds to less than 0.1% of net assets.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2024, the value of was $1,023,830, representing 3.2% of net assets.
[b]Non-income producing.
[c]Variable rate security. The rate shown represents the yield at period end.
[d]The rate shown is the annualized seven-day effective yield at period end.
[e]See Note 3(c) regarding investments in affiliated management investment companies.
franklintempleton.com	Semi-Annual Report	94

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Germany ETF (continued)
At September 30, 2024, the Fund had the following futures contracts outstanding. See  Note 1(c).
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
Micro DAX	Long	4	$ 87,065	12/20/24	$ 2,705

*As of period end.
See  Note 7 regarding other derivative information.
See Abbreviations on page 207.
95	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Franklin FTSE Hong Kong ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.42	$21.34	$23.43	$28.10	$20.58	$26.82
Income from investment operations[a]:
Net investment income[b]	0.55	0.90	0.77	0.74	0.72	0.77
Net realized and unrealized gains (losses)	3.00	(4.84)	(2.03)	(4.72)	7.61	(6.25)
Total from investment operations	3.55	(3.94)	(1.26)	(3.98)	8.33	(5.48)
Less distributions from net investment income	(0.35)	(0.98)	(0.83)	(0.69)	(0.81)	(0.76)
Net asset value, end of period	$19.62	$16.42	$21.34	$23.43	$28.10	$20.58
Total return[c]	21.97%	(18.96)%	(5.39)%	(14.41)%	41.14%	(20.90)%
Ratios to average net assets[d]
Total expenses	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Net investment income	6.46%	4.72%	3.60%	2.79%	2.99%	3.10%
Supplemental data
Net assets, end of period (000’s)	$13,734	$9,854	$17,069	$17,573	$16,862	$15,433
Portfolio turnover rate[e]	3.94%[f]	6.76%[f]	9.00%[f]	9.91%[f]	14.84%[f]	5.99%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Ratios are annualized for periods less than one year.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash ("Cash creations").
[f]Portfolio turnover rate excluding cash creations was as follows:	3.94%	6.76%	8.84%	9.74%	14.84%	5.99%
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	96

Franklin Templeton ETF Trust
Schedule of Investments, September 30, 2024 (unaudited)
Franklin FTSE Hong Kong ETF
		Industry	Shares	Value
	Common Stocks 99.3%
	Cambodia 0.2%
[a]	NagaCorp Ltd.	Hotels, Restaurants & Leisure	44,922	$ 21,572
	China 11.5%
	AAC Technologies Holdings, Inc., Class H	Electronic Equipment, Instruments & Components	22,500	92,404
	BOC Hong Kong Holdings Ltd.	Banks	118,500	379,871
[b]	Budweiser Brewing Co. APAC Ltd., Class H	Beverages	55,300	74,469
	Chow Tai Fook Jewellery Group Ltd., Class A	Specialty Retail	57,400	64,661
[b]	ESR Group Ltd., Class H	Real Estate Management & Development	86,800	138,567
[a]	HUTCHMED China Ltd.	Pharmaceuticals	16,500	68,400
	Kerry Logistics Network Ltd.	Air Freight & Logistics	9,000	10,034
	Lenovo Group Ltd.	Technology Hardware, Storage & Peripherals	252,000	343,894
[a]	MMG Ltd.	Metals & Mining	112,000	39,941
	Nexteer Automotive Group Ltd.	Automobile Components	28,000	12,004
	Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure	36,000	26,140
	Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	24,500	222,527
	SITC International Holdings Co. Ltd.	Marine Transportation	42,000	113,550
				1,586,462
	Hong Kong 76.4%
	AIA Group Ltd.	Insurance	326,800	2,930,366
	ASMPT Ltd., Class A	Semiconductors & Semiconductor Equipment	10,200	124,750
	Bank of East Asia Ltd., Class A	Banks	46,200	59,479
	Cathay Pacific Airways Ltd., Class A	Passenger Airlines	33,000	35,475
	Champion REIT, Class A	Office REITs	63,000	15,491
	CK Asset Holdings Ltd.	Real Estate Management & Development	62,500	275,185
	CK Infrastructure Holdings Ltd., Class A	Electric Utilities	19,200	131,502
	CLP Holdings Ltd.	Electric Utilities	53,750	476,432
	Dah Sing Banking Group Ltd., Class A	Banks	11,200	10,050
	DFI Retail Group Holdings Ltd., Class A	Consumer Staples Distribution & Retail	9,800	21,266
	Hang Lung Group Ltd.	Real Estate Management & Development	28,000	37,850
	Hang Lung Properties Ltd.	Real Estate Management & Development	56,000	54,720
	Hang Seng Bank Ltd.	Banks	23,800	299,511
	Henderson Land Development Co. Ltd.	Real Estate Management & Development	42,000	134,097
	Hong Kong & China Gas Co. Ltd.	Gas Utilities	357,000	294,149
	Hong Kong Exchanges & Clearing Ltd.	Capital Markets	41,600	1,747,012
	Hongkong Land Holdings Ltd.	Real Estate Management & Development	35,700	131,019
	Huabao International Holdings Ltd.	Chemicals	28,000	9,517
	Hysan Development Co. Ltd.	Real Estate Management & Development	21,000	36,336
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates	6,510	254,281
	Johnson Electric Holdings Ltd.	Automobile Components	12,000	17,797
	Kerry Properties Ltd.	Real Estate Management & Development	19,500	41,573
	Link REIT	Retail REITs	84,000	424,461
	Man Wah Holdings Ltd.	Household Durables	47,600	39,587
[a]	Melco International Development Ltd.	Hotels, Restaurants & Leisure	26,000	17,305
	MTR Corp. Ltd.	Ground Transportation	47,500	179,482
	New World Development Co. Ltd.	Real Estate Management & Development	47,000	58,391
	NWS Holdings Ltd.	Industrial Conglomerates	31,000	32,008
	Orient Overseas International Ltd.	Marine Transportation	4,200	59,695
	PCCW Ltd.	Diversified Telecommunication Services	136,000	74,763
	Power Assets Holdings Ltd.	Electric Utilities	45,000	288,510
	Sino Land Co. Ltd.	Real Estate Management & Development	114,300	125,520
	Sun Hung Kai Properties Ltd.	Real Estate Management & Development	46,666	513,972
[a]	Super Hi International Holding Ltd.	Hotels, Restaurants & Leisure	7,000	12,743
	Swire Pacific Ltd., Class A	Industrial Conglomerates	13,000	111,130
	Swire Pacific Ltd., Class B	Industrial Conglomerates	25,000	33,859
	Swire Properties Ltd.	Real Estate Management & Development	35,000	72,005
	Techtronic Industries Co. Ltd.	Machinery	43,000	653,788
	United Energy Group Ltd.	Oil, Gas & Consumable Fuels	238,000	11,797
97	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Hong Kong ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Hong Kong (continued)
	VTech Holdings Ltd.	Communications Equipment	5,600	$ 39,148
[b]	WH Group Ltd.	Food Products	255,500	202,624
	Wharf Holdings Ltd.	Real Estate Management & Development	31,666	90,503
	Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	51,166	181,148
	Xinyi Glass Holdings Ltd.	Building Products	69,133	82,417
	Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	23,500	44,897
				10,487,611
	Indonesia 0.3%
	First Pacific Co. Ltd.	Food Products	74,000	40,966
	Italy 0.9%
	PRADA SpA	Textiles, Apparel & Luxury Goods	16,800	129,771
	Macau 4.9%
	Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	71,280	358,350
	MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	25,200	40,229
[a]	Sands China Ltd.	Hotels, Restaurants & Leisure	78,400	201,059
[a]	SJM Holdings Ltd.	Hotels, Restaurants & Leisure	77,000	30,632
	Wynn Macau Ltd.	Hotels, Restaurants & Leisure	47,600	41,426
				671,696
	Singapore 0.4%
[b]	BOC Aviation Ltd., Class A	Trading Companies & Distributors	7,000	57,947
	Taiwan 0.1%
[a,b]	FIT Hon Teng Ltd.	Electronic Equipment, Instruments & Components	35,000	10,949
	United Kingdom 3.7%
	CK Hutchison Holdings Ltd., Class A	Industrial Conglomerates	87,500	503,540
	United States 0.9%
[b]	Samsonite International SA	Textiles, Apparel & Luxury Goods	45,300	124,805
	Total Common Stocks (Cost $16,086,543)			13,635,319
	Total Investments before Short-Term Investments (Cost $16,086,543)			13,635,319
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[c,d]	Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	Money Market Funds	460	460
	Total Short-Term Investments (Cost $460)			460
	Total Investments (Cost $16,087,003) 99.3%			13,635,779
	Other Assets, less Liabilities 0.7%			98,202
	Net Assets 100.0%			$ 13,733,981
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2024, the value of was $609,361, representing 4.4% of net assets.
[c]The rate shown is the annualized seven-day effective yield at period end.
[d]See Note 3(c) regarding investments in affiliated management investment companies.
franklintempleton.com	Semi-Annual Report	98

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Hong Kong ETF (continued)
At September 30, 2024, the Fund had the following futures contracts outstanding. See  Note 1(c).
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
MINI HSI IDX	Long	3	$ 82,181	10/30/24	$ 6,791

*As of period end.
See  Note 7 regarding other derivative information.
See Abbreviations on page 207.
99	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Franklin FTSE India ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$36.56	$27.49	$31.34	$27.70	$15.98	$23.36
Income from investment operations[a]:
Net investment income[b]	0.20	0.27	0.28	0.27	0.20	0.26
Net realized and unrealized gains (losses)	5.49	9.06	(3.92)	4.09	11.70	(7.43)
Total from investment operations	5.69	9.33	(3.64)	4.36	11.90	(7.17)
Less distributions from net investment income	(0.35)	(0.26)	(0.21)	(0.72)	(0.18)	(0.21)
Net asset value, end of period	$41.90	$36.56	$27.49	$31.34	$27.70	$15.98
Total return[c]	15.71%	33.98%	(11.65)%	15.75%	74.87%	(30.98)%
Ratios to average net assets[d]
Total expenses	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%
Net investment income	1.00%	0.80%	0.98%	0.86%	0.89%	1.20%
Supplemental data
Net assets, end of period (000’s)	$1,812,150	$890,136	$98,977	$50,140	$23,544	$8,790
Portfolio turnover rate[e]	2.83%[f]	10.90%[f]	6.73%[f]	10.73%[f]	23.48%[f]	36.55%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Ratios are annualized for periods less than one year.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash ("Cash creations").
[f]Portfolio turnover rate excluding cash creations was as follows:	2.83%	6.24%	6.23%	8.16%	16.91%	6.83%
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Franklin Templeton ETF Trust
Schedule of Investments, September 30, 2024 (unaudited)
Franklin FTSE India ETF
		Industry	Shares	Value
	Common Stocks 102.0%
	India 102.0%
	3M India Ltd.	Industrial Conglomerates	2,803	$ 1,131,686
	Aarti Industries Ltd.	Chemicals	190,060	1,322,122
	ABB India Ltd.	Electrical Equipment	52,460	5,042,470
	ACC Ltd.	Construction Materials	80,279	2,407,807
[a]	Adani Energy Solutions Ltd.	Electric Utilities	373,240	4,496,851
	Adani Enterprises Ltd.	Trading Companies & Distributors	307,880	11,520,896
[a]	Adani Green Energy Ltd.	Independent Power Producers & Energy Traders	417,960	9,489,745
	Adani Ports & Special Economic Zone Ltd.	Transportation Infrastructure	726,700	12,558,368
[a]	Adani Power Ltd.	Independent Power Producers & Energy Traders	1,132,620	8,868,228
	Adani Total Gas Ltd.	Gas Utilities	228,960	2,148,859
[a]	Adani Wilmar Ltd.	Food Products	157,771	655,738
[a]	Aditya Birla Capital Ltd.	Financial Services	804,960	2,281,134
	AIA Engineering Ltd.	Machinery	38,700	2,002,580
	Alkem Laboratories Ltd.	Pharmaceuticals	50,847	3,672,579
	Ambuja Cements Ltd.	Construction Materials	788,112	5,948,840
	APL Apollo Tubes Ltd.	Metals & Mining	194,875	3,683,850
	Apollo Hospitals Enterprise Ltd.	Health Care Providers & Services	98,040	8,422,364
	Ashok Leyland Ltd.	Machinery	1,390,620	3,906,290
	Asian Paints Ltd.	Chemicals	448,060	17,799,693
	Astral Ltd.	Building Products	116,960	2,776,782
[b]	AU Small Finance Bank Ltd.	Banks	362,060	3,198,005
	Aurobindo Pharma Ltd.	Pharmaceuticals	260,925	4,548,060
[a,b]	Avenue Supermarts Ltd.	Consumer Staples Distribution & Retail	147,920	8,995,626
	Axis Bank Ltd.	Banks	2,254,060	33,143,333
	Bajaj Auto Ltd.	Automobiles	66,050	9,730,762
	Bajaj Finance Ltd.	Consumer Finance	246,820	22,687,662
	Bajaj Finserv Ltd.	Financial Services	377,540	8,890,529
	Bajaj Holdings & Investment Ltd.	Financial Services	26,660	3,338,718
	Balkrishna Industries Ltd.	Automobile Components	79,980	2,911,066
[b]	Bandhan Bank Ltd.	Banks	774,000	1,835,590
	Bank of Baroda	Banks	1,029,420	3,043,991
	Bank of India	Banks	891,820	1,177,015
	Bank of Maharashtra	Banks	953,740	686,159
	Bata India Ltd.	Textiles, Apparel & Luxury Goods	62,780	1,078,556
	Bayer CropScience Ltd.	Chemicals	12,900	987,005
	Berger Paints India Ltd.	Chemicals	290,277	2,155,569
[c]	Bharat Dynamics Ltd.	Aerospace & Defense	72,240	999,966
	Bharat Electronics Ltd.	Aerospace & Defense	3,525,140	11,992,869
	Bharat Forge Ltd.	Automobile Components	251,120	4,544,665
	Bharat Heavy Electricals Ltd.	Electrical Equipment	1,257,320	4,196,505
	Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	1,975,420	8,720,713
	Bharti Airtel Ltd.	Wireless Telecommunication Services	167,700	2,616,321
	Bharti Airtel Ltd.	Wireless Telecommunication Services	2,480,240	50,597,029
	Biocon Ltd.	Biotechnology	453,220	1,963,744
	Bosch Ltd.	Automobile Components	8,621	3,876,193
	Britannia Industries Ltd.	Food Products	116,960	8,846,050
	Canara Bank	Banks	1,805,140	2,398,129
	Castrol India Ltd.	Chemicals	483,320	1,417,641
[a]	Central Bank of India Ltd.	Banks	597,700	419,596
	CG Power & Industrial Solutions Ltd.	Electrical Equipment	630,380	5,709,819
	Cholamandalam Investment & Finance Co. Ltd.	Consumer Finance	404,816	7,767,714
	Cipla Ltd.	Pharmaceuticals	528,040	10,422,648
	Coal India Ltd.	Oil, Gas & Consumable Fuels	2,236,000	13,611,914
[b]	Cochin Shipyard Ltd.	Machinery	71,380	1,482,391
	Coforge Ltd.	IT Services	61,920	5,184,393
	Colgate-Palmolive India Ltd.	Personal Care Products	130,720	5,934,568
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE India ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
	Container Corp. of India Ltd.	Ground Transportation	271,760	$ 2,977,965
	Coromandel International Ltd.	Chemicals	124,640	2,490,755
	Cummins India Ltd.	Machinery	133,300	6,054,163
	Dabur India Ltd.	Personal Care Products	573,620	4,279,497
	Dalmia Bharat Ltd.	Construction Materials	80,840	1,864,887
	Deepak Nitrite Ltd.	Chemicals	68,561	2,378,409
	Divi’s Laboratories Ltd.	Life Sciences Tools & Services	125,560	8,155,809
[c]	Dixon Technologies India Ltd.	Household Durables	35,300	5,814,282
	DLF Ltd.	Real Estate Management & Development	617,480	6,595,811
[b]	Dr. Lal PathLabs Ltd.	Health Care Providers & Services	34,400	1,355,742
	Dr. Reddy’s Laboratories Ltd.	Pharmaceuticals	119,618	9,637,242
	Eicher Motors Ltd.	Automobiles	137,600	8,253,003
	Emami Ltd.	Personal Care Products	205,894	1,882,502
	Embassy Office Parks REIT	Office REITs	871,180	4,053,422
[b]	Endurance Technologies Ltd.	Automobile Components	32,680	936,221
	Escorts Kubota Ltd.	Machinery	33,540	1,708,513
	Exide Industries Ltd.	Automobile Components	456,660	2,738,557
	Federal Bank Ltd.	Banks	1,779,340	4,177,140
[a]	FSN E-Commerce Ventures Ltd.	Specialty Retail	1,347,620	3,145,633
	GAIL India Ltd.	Gas Utilities	2,600,640	7,457,022
	GE T&D India Ltd.	Electrical Equipment	102,540	2,056,887
[b]	General Insurance Corp. of India	Insurance	162,540	767,301
	GlaxoSmithKline Pharmaceuticals Ltd.	Pharmaceuticals	42,140	1,383,132
	Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	149,640	2,988,291
[a]	GMR Airports Infrastructure Ltd.	Transportation Infrastructure	3,535,460	3,968,263
	Godrej Consumer Products Ltd.	Personal Care Products	359,480	5,977,231
[a]	Godrej Industries Ltd.	Industrial Conglomerates	65,360	963,617
[a]	Godrej Properties Ltd.	Real Estate Management & Development	103,200	3,892,663
	Grasim Industries Ltd.	Construction Materials	368,080	12,278,887
	Gujarat Fluorochemicals Ltd.	Chemicals	39,560	2,017,176
	Gujarat Gas Ltd.	Gas Utilities	201,080	1,483,843
	Havells India Ltd.	Electrical Equipment	237,360	5,701,370
	HCL Technologies Ltd.	IT Services	1,043,180	22,358,325
[b]	HDFC Asset Management Co. Ltd.	Capital Markets	98,900	5,073,919
	HDFC Bank Ltd.	Banks	5,551,300	114,737,300
[b]	HDFC Life Insurance Co. Ltd.	Insurance	973,520	8,341,014
	Hero MotoCorp Ltd.	Automobiles	129,000	8,793,420
	Hindalco Industries Ltd.	Metals & Mining	1,362,240	12,292,488
[c]	Hindustan Aeronautics Ltd.	Aerospace & Defense	185,760	9,799,137
	Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	898,700	4,724,539
	Hindustan Unilever Ltd.	Personal Care Products	874,620	30,875,295
	Hindustan Zinc Ltd.	Metals & Mining	250,332	1,560,818
	Hitachi Energy India Ltd.	Electrical Equipment	10,544	1,830,112
	Honeywell Automation India Ltd.	Electronic Equipment, Instruments & Components	2,200	1,285,839
	Housing & Urban Development Corp. Ltd.	Financial Services	494,500	1,426,830
	ICICI Bank Ltd.	Banks	3,813,240	57,925,801
[b]	ICICI Lombard General Insurance Co. Ltd.	Insurance	238,220	6,181,120
[b]	ICICI Prudential Life Insurance Co. Ltd.	Insurance	380,829	3,545,338
	IDBI Bank Ltd.	Banks	562,728	585,484
[a]	IDFC First Bank Ltd.	Banks	3,646,400	3,235,153
	Indian Bank	Banks	269,180	1,683,314
	Indian Hotels Co. Ltd.	Hotels, Restaurants & Leisure	818,912	6,690,939
	Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	4,044,580	8,694,752
	Indian Railway Catering & Tourism Corp. Ltd.	Commercial Services & Supplies	296,700	3,287,550
[b]	Indian Railway Finance Corp. Ltd.	Financial Services	1,746,660	3,308,183
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE India ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
[a]	Indian Renewable Energy Development Agency Ltd.	Financial Services	669,080	$ 1,875,312
	Indraprastha Gas Ltd.	Gas Utilities	348,300	2,321,480
[a]	Indus Towers Ltd.	Diversified Telecommunication Services	1,302,040	6,099,143
	Info Edge India Ltd.	Interactive Media & Services	75,680	7,315,654
	Infosys Ltd.	IT Services	3,459,780	77,435,162
[a,b]	InterGlobe Aviation Ltd.	Passenger Airlines	182,320	10,415,691
	Ipca Laboratories Ltd.	Pharmaceuticals	134,160	2,398,354
	IRB Infrastructure Developers Ltd.	Construction & Engineering	2,850,040	2,076,621
	ITC Ltd.	Tobacco	2,956,680	18,281,395
	Jindal Stainless Ltd.	Metals & Mining	318,200	3,001,591
	Jindal Steel & Power Ltd.	Metals & Mining	383,560	4,758,499
[a]	Jio Financial Services Ltd.	Financial Services	3,113,200	13,024,721
	JSW Energy Ltd.	Independent Power Producers & Energy Traders	529,760	4,634,067
	JSW Infrastructure Ltd.	Transportation Infrastructure	245,095	1,009,320
	JSW Steel Ltd.	Metals & Mining	996,740	12,251,512
	Jubilant Foodworks Ltd.	Hotels, Restaurants & Leisure	359,480	2,925,128
	Kalyan Jewellers India Ltd.	Textiles, Apparel & Luxury Goods	390,440	3,402,322
	Kansai Nerolac Paints Ltd.	Chemicals	201,882	745,603
	KEI Industries Ltd.	Electrical Equipment	55,900	2,866,533
	Kotak Mahindra Bank Ltd.	Banks	687,140	15,201,721
	KPIT Technologies Ltd.	Software	164,260	3,191,066
	L&T Finance Ltd.	Financial Services	839,102	1,860,616
[b]	L&T Technology Services Ltd.	Professional Services	25,874	1,650,060
	Larsen & Toubro Ltd.	Construction & Engineering	664,780	29,157,466
[b]	Laurus Labs Ltd.	Pharmaceuticals	386,140	2,136,179
	LIC Housing Finance Ltd.	Financial Services	297,560	2,352,216
	Linde India Ltd.	Chemicals	20,640	2,089,855
	Lloyds Metals & Energy Ltd.	Metals & Mining	116,100	1,313,864
[b]	LTIMindtree Ltd.	IT Services	90,300	6,728,597
	Lupin Ltd.	Pharmaceuticals	237,360	6,206,107
[b]	Macrotech Developers Ltd.	Real Estate Management & Development	210,283	3,097,488
	Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	583,940	2,357,675
	Mahindra & Mahindra Ltd.	Automobiles	901,280	33,285,559
	Mangalore Refinery & Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	198,223	430,928
[a]	Mankind Pharma Ltd.	Pharmaceuticals	93,740	2,819,653
	Marico Ltd.	Food Products	516,860	4,289,011
	Maruti Suzuki India Ltd.	Automobiles	135,875	21,464,038
[a]	Max Financial Services Ltd.	Insurance	238,220	3,385,630
	Max Healthcare Institute Ltd.	Health Care Providers & Services	730,140	8,588,601
	Mazagon Dock Shipbuilders Ltd.	Aerospace & Defense	29,240	1,475,970
	Metro Brands Ltd.	Specialty Retail	30,896	470,309
	Motilal Oswal Financial Services Ltd.	Capital Markets	140,180	1,274,816
	Mphasis Ltd.	IT Services	109,220	3,923,520
	MRF Ltd.	Automobile Components	2,667	4,408,239
	Muthoot Finance Ltd.	Consumer Finance	106,640	2,585,600
	Nestle India Ltd.	Food Products	354,320	11,373,375
[b]	New India Assurance Co. Ltd.	Insurance	218,536	600,965
	NHPC Ltd.	Independent Power Producers & Energy Traders	2,915,400	3,303,259
[b]	Nippon Life India Asset Management Ltd.	Capital Markets	168,928	1,313,406
	NLC India Ltd.	Independent Power Producers & Energy Traders	342,280	1,153,850
	NMDC Ltd.	Metals & Mining	1,142,940	3,340,254
	NTPC Ltd.	Independent Power Producers & Energy Traders	4,668,940	24,692,641
	Oberoi Realty Ltd.	Real Estate Management & Development	117,483	2,652,721
	Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	3,825,280	13,584,563
	Oil India Ltd.	Oil, Gas & Consumable Fuels	536,640	3,718,322
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE India ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
[a]	One 97 Communications Ltd.	Financial Services	347,440	$ 2,853,692
	Oracle Financial Services Software Ltd.	Software	22,806	3,118,415
	Page Industries Ltd.	Textiles, Apparel & Luxury Goods	6,072	3,108,716
	Patanjali Foods Ltd.	Food Products	93,740	1,883,106
[a]	PB Fintech Ltd.	Insurance	311,320	6,018,082
	Persistent Systems Ltd.	IT Services	99,760	6,488,351
	Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	743,900	3,031,924
	Phoenix Mills Ltd.	Real Estate Management & Development	184,068	4,053,938
	PI Industries Ltd.	Chemicals	79,980	4,443,453
	Pidilite Industries Ltd.	Chemicals	150,500	6,033,200
	Piramal Enterprises Ltd.	Financial Services	118,331	1,558,472
	Polycab India Ltd.	Electrical Equipment	47,370	3,931,538
	Poonawalla Fincorp Ltd.	Consumer Finance	268,320	1,262,974
	Power Finance Corp. Ltd.	Financial Services	1,432,760	8,344,249
	Power Grid Corp. of India Ltd.	Electric Utilities	4,134,880	17,410,151
	Prestige Estates Projects Ltd.	Real Estate Management & Development	126,420	2,783,688
	Punjab National Bank	Banks	2,158,600	2,761,576
[c]	Rail Vikas Nigam Ltd.	Construction & Engineering	559,000	3,545,061
[a]	Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	132,440	458,792
[b]	RBL Bank Ltd.	Banks	356,087	868,023
	REC Ltd.	Financial Services	1,230,660	8,143,088
	Relaxo Footwears Ltd.	Textiles, Apparel & Luxury Goods	71,909	696,040
	Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	3,276,600	115,467,147
	Samvardhana Motherson International Ltd.	Automobile Components	2,650,520	6,685,979
	SBI Cards & Payment Services Ltd.	Consumer Finance	289,820	2,675,780
[b]	SBI Life Insurance Co. Ltd.	Insurance	414,600	9,123,043
	Schaeffler India Ltd.	Machinery	40,103	1,872,897
	Shree Cement Ltd.	Construction Materials	13,412	4,210,617
	Shriram Finance Ltd.	Consumer Finance	276,920	11,819,979
	Siemens Ltd.	Industrial Conglomerates	87,812	7,596,987
	SJVN Ltd.	Electric Utilities	712,940	1,127,330
	Solar Industries India Ltd.	Chemicals	24,200	3,329,573
[b]	Sona Blw Precision Forgings Ltd.	Automobile Components	406,780	3,608,541
	SRF Ltd.	Chemicals	139,320	4,152,688
[a]	Star Health & Allied Insurance Co. Ltd.	Insurance	227,040	1,644,796
	State Bank of India	Banks	1,761,280	16,559,568
	Steel Authority of India Ltd.	Metals & Mining	1,438,780	2,427,004
	Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	1,072,420	24,656,334
	Sun TV Network Ltd.	Media	84,031	835,384
	Sundaram Finance Ltd.	Consumer Finance	65,360	4,111,184
	Supreme Industries Ltd.	Chemicals	62,780	3,986,733
[a]	Suzlon Energy Ltd.	Electrical Equipment	11,645,706	11,124,402
[b]	Syngene International Ltd.	Life Sciences Tools & Services	163,400	1,751,747
	Tata Communications Ltd.	Diversified Telecommunication Services	112,660	2,869,897
	Tata Consultancy Services Ltd.	IT Services	1,019,100	51,908,872
	Tata Consumer Products Ltd.	Food Products	636,400	9,089,828
	Tata Elxsi Ltd.	Software	33,540	3,091,577
	Tata Motors Ltd., Class A	Automobiles	2,063,270	23,996,850
	Tata Power Co. Ltd.	Electric Utilities	1,455,980	8,384,791
	Tata Steel Ltd.	Metals & Mining	8,298,140	16,690,103
	Tata Technologies Ltd.	IT Services	166,840	2,196,263
[a]	Tata Teleservices Maharashtra Ltd.	Diversified Telecommunication Services	505,256	509,469
	Tech Mahindra Ltd.	IT Services	600,280	11,297,703
	Thermax Ltd.	Machinery	31,733	1,931,292
	Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	402,480	18,365,638
	Torrent Pharmaceuticals Ltd.	Pharmaceuticals	95,460	3,869,091
	Torrent Power Ltd.	Electric Utilities	215,000	4,818,186
franklintempleton.com	Semi-Annual Report	104

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE India ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
	Trent Ltd.	Specialty Retail	178,972	$ 16,176,969
	Tube Investments of India Ltd.	Automobile Components	103,200	5,339,781
	TVS Motor Co. Ltd.	Automobiles	233,060	7,897,918
	UltraTech Cement Ltd.	Construction Materials	112,816	15,888,241
	Union Bank of India Ltd.	Banks	1,384,936	2,028,951
	United Breweries Ltd.	Beverages	68,800	1,786,023
	United Spirits Ltd.	Beverages	284,361	5,394,974
	UNO Minda Ltd.	Automobile Components	166,915	2,194,262
	UPL Ltd.	Chemicals	522,020	3,819,472
	Varun Beverages Ltd.	Beverages	1,148,960	8,312,698
	Vedant Fashions Ltd.	Textiles, Apparel & Luxury Goods	60,200	970,010
	Vedanta Ltd.	Metals & Mining	1,560,040	9,543,467
[a]	Vodafone Idea Ltd.	Wireless Telecommunication Services	21,764,880	2,690,702
	Voltas Ltd.	Construction & Engineering	226,180	4,979,934
	Whirlpool of India Ltd.	Household Durables	60,200	1,644,772
	Wipro Ltd.	IT Services	1,388,040	8,968,294
[a]	Yes Bank Ltd.	Banks	19,892,660	5,336,281
[a]	Zee Entertainment Enterprises Ltd.	Media	697,181	1,145,589
[a]	Zomato Ltd.	Hotels, Restaurants & Leisure	6,773,360	22,089,877
	Zydus Lifesciences Ltd.	Pharmaceuticals	248,540	3,169,134
	Total Common Stocks (Cost $1,463,395,680)			1,847,196,701
	Total Investments before Short-Term Investments (Cost $1,463,395,680)			1,847,196,701
	Short-Term Investments 0.8%
	Money Market Funds 0.8%
	United States 0.8%
[d,e]	Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	Money Market Funds	14,888,080	14,888,080
	Total Short-Term Investments (Cost $14,888,080)			14,888,080
	Total Investments (Cost $1,478,283,760) 102.8%			1,862,084,781
	Other Assets, less Liabilities (2.8)%			(49,934,599)
	Net Assets 100.0%			$ 1,812,150,182
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2024, the value of was $86,314,190, representing 4.8% of net assets.
[c]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2024, the value of was $20,158,446, representing 1.1% of net assets.
[d]The rate shown is the annualized seven-day effective yield at period end.
[e]See Note 3(c) regarding investments in affiliated management investment companies.
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE India ETF (continued)
At September 30, 2024, the Fund had the following futures contracts outstanding. See  Note 1(c).
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
IFSC Nifty 50	Long	746	$ 38,801,698	10/31/24	$ (280,338)

*As of period end.
See  Note 7 regarding other derivative information.
See Abbreviations on page 207.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	106

Franklin Templeton ETF Trust
Financial Highlights
Franklin FTSE Japan ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$31.03	$25.66	$27.42	$30.25	$21.93	$24.18
Income from investment operations[a]:
Net investment income[b]	0.31	0.59	0.63	0.63	0.53	0.56
Net realized and unrealized gains (losses)	0.14	5.62	(1.93)	(2.76)	8.24	(2.22)
Total from investment operations	0.45	6.21	(1.30)	(2.13)	8.77	(1.66)
Less distributions from net investment income	(1.03)	(0.84)	(0.46)	(0.70)	(0.45)	(0.59)
Net asset value, end of period	$30.45	$31.03	$25.66	$27.42	$30.25	$21.93
Total return[c]	2.31%	24.69%	(4.61)%	(7.21)%	40.23%	(7.15)%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Expenses net of waiver and payments by affiliates	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Net investment income	2.08%	2.14%	2.60%	2.14%	1.98%	2.30%
Supplemental data
Net assets, end of period (000’s)	$2,100,944	$1,936,566	$1,000,803	$789,637	$598,934	$315,851
Portfolio turnover rate[e]	2.24%[f]	3.92%[f]	3.01%[f]	2.95%[f]	5.76%[f]	4.59%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Ratios are annualized for periods less than one year.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash ("Cash creations").
[f]Portfolio turnover rate excluding cash creations was as follows:	2.21%	3.74%	3.00%	2.80%	5.76%	4.51%
107	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments, September 30, 2024 (unaudited)
Franklin FTSE Japan ETF
		Industry	Shares	Value
	Common Stocks 99.1%
	Japan 99.1%
	ABC-Mart, Inc.	Specialty Retail	34,500	$ 735,633
	Acom Co. Ltd.	Consumer Finance	172,500	459,711
	Activia Properties, Inc.	Diversified REITs	345	788,695
	Advance Residence Investment Corp.	Residential REITs	575	1,352,681
	Advantest Corp.	Semiconductors & Semiconductor Equipment	329,100	15,509,390
	Aeon Co. Ltd.	Consumer Staples Distribution & Retail	310,500	8,463,643
	AEON Financial Service Co. Ltd.	Consumer Finance	46,000	404,558
	Aeon Mall Co. Ltd.	Real Estate Management & Development	46,000	672,441
	AEON REIT Investment Corp.	Retail REITs	805	738,930
	AGC, Inc.	Building Products	80,500	2,615,237
	Aica Kogyo Co. Ltd.	Chemicals	23,000	546,218
	Air Water, Inc.	Chemicals	80,500	1,132,031
	Aisin Corp.	Automobile Components	207,000	2,282,152
	Ajinomoto Co., Inc.	Food Products	218,500	8,471,763
	Alfresa Holdings Corp.	Health Care Providers & Services	69,000	1,088,255
	Alps Alpine Co. Ltd.	Electronic Equipment, Instruments & Components	92,000	993,065
	Amada Co. Ltd.	Machinery	138,000	1,406,145
	Amano Corp.	Electronic Equipment, Instruments & Components	34,500	1,038,570
	Amvis Holdings, Inc.	Health Care Providers & Services	11,500	154,845
	ANA Holdings, Inc.	Passenger Airlines	69,000	1,480,432
[a]	Aozora Bank Ltd.	Banks	57,500	1,070,889
	As One Corp.	Health Care Providers & Services	23,000	465,660
	Asahi Group Holdings Ltd.	Beverages	621,000	8,155,401
	Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	92,000	1,621,449
	Asahi Kasei Corp.	Chemicals	552,000	4,175,503
	Asics Corp.	Textiles, Apparel & Luxury Goods	299,000	6,273,063
	ASKUL Corp.	Broadline Retail	11,500	173,899
	Astellas Pharma, Inc.	Pharmaceuticals	793,500	9,136,567
	Azbil Corp.	Electronic Equipment, Instruments & Components	230,000	1,866,017
	Bandai Namco Holdings, Inc.	Leisure Products	253,000	5,794,379
	BayCurrent, Inc.	Professional Services	57,500	2,132,131
	Bic Camera, Inc.	Specialty Retail	57,500	636,343
	BIPROGY, Inc.	IT Services	34,500	1,172,190
	Bridgestone Corp.	Automobile Components	253,000	9,728,048
	Brother Industries Ltd.	Technology Hardware, Storage & Peripherals	103,500	2,011,535
	Calbee, Inc.	Food Products	34,500	842,481
	Canon Marketing Japan, Inc.	Electronic Equipment, Instruments & Components	23,000	747,050
	Canon, Inc.	Technology Hardware, Storage & Peripherals	414,000	13,611,871
	Capcom Co. Ltd.	Entertainment	161,000	3,745,861
	Casio Computer Co. Ltd.	Household Durables	92,000	764,416
	Central Japan Railway Co.	Ground Transportation	402,500	9,333,700
	Chiba Bank Ltd.	Banks	299,000	2,409,099
	Chubu Electric Power Co., Inc.	Electric Utilities	299,000	3,513,835
	Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	287,500	13,932,816
	Chugin Financial Group, Inc.	Banks	69,000	689,325
	Chugoku Electric Power Co., Inc.	Electric Utilities	138,000	942,576
	Coca-Cola Bottlers Japan Holdings, Inc.	Beverages	57,500	801,559
	COMSYS Holdings Corp.	Construction & Engineering	46,000	1,004,964
	Concordia Financial Group Ltd.	Banks	483,000	2,674,329
	Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels	27,800	1,518,661
	Cosmos Pharmaceutical Corp.	Consumer Staples Distribution & Retail	13,580	710,804
	Credit Saison Co. Ltd.	Consumer Finance	69,000	1,727,412
	CyberAgent, Inc.	Media	184,000	1,311,437
	Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	184,000	3,282,774
	Daicel Corp.	Chemicals	103,500	964,162
	Daido Steel Co. Ltd.	Metals & Mining	80,500	790,424
	Daifuku Co. Ltd.	Machinery	126,500	2,442,182
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Dai-ichi Life Holdings, Inc.	Insurance	402,500	$ 10,360,773
	Daiichi Sankyo Co. Ltd.	Pharmaceuticals	839,500	27,637,063
	Daikin Industries Ltd.	Building Products	118,244	16,594,996
	Daito Trust Construction Co. Ltd.	Real Estate Management & Development	25,645	3,121,361
	Daiwa House Industry Co. Ltd.	Real Estate Management & Development	264,500	8,330,345
	Daiwa House REIT Investment Corp.	Diversified REITs	1,035	1,704,016
	Daiwa Office Investment Corp.	Office REITs	230	486,402
	Daiwa Securities Group, Inc.	Capital Markets	598,000	4,201,552
	Daiwa Securities Living Investments Corp.	Residential REITs	920	624,525
	Denka Co. Ltd.	Chemicals	34,500	543,283
	Denso Corp.	Automobile Components	908,500	13,499,837
	Dentsu Group, Inc.	Media	115,000	3,543,100
	Dentsu Soken, Inc.	IT Services	11,500	445,400
	Descente Ltd.	Textiles, Apparel & Luxury Goods	11,500	349,325
	Dexerials Corp.	Electronic Equipment, Instruments & Components	69,000	977,066
	DIC Corp.	Chemicals	34,500	782,183
	Disco Corp.	Semiconductors & Semiconductor Equipment	37,162	9,739,957
	DMG Mori Co. Ltd.	Machinery	57,500	1,212,388
	Dowa Holdings Co. Ltd.	Metals & Mining	23,000	844,973
	East Japan Railway Co.	Ground Transportation	483,000	9,618,467
	Ebara Corp.	Machinery	207,000	3,368,236
	Eisai Co. Ltd.	Pharmaceuticals	115,000	4,297,225
	Electric Power Development Co. Ltd.	Independent Power Producers & Energy Traders	69,000	1,155,306
	ENEOS Holdings, Inc.	Oil, Gas & Consumable Fuels	1,299,500	7,074,389
	EXEO Group, Inc.	Construction & Engineering	80,500	875,404
	Ezaki Glico Co. Ltd.	Food Products	23,000	705,726
	FANUC Corp.	Machinery	425,500	12,463,961
	Fast Retailing Co. Ltd.	Specialty Retail	80,500	26,687,011
	Food & Life Cos. Ltd.	Hotels, Restaurants & Leisure	46,000	925,371
	FP Corp.	Containers & Packaging	23,000	460,434
	Frontier Real Estate Investment Corp.	Retail REITs	230	684,179
	Fuji Electric Co. Ltd.	Electrical Equipment	57,500	3,465,115
	Fuji Media Holdings, Inc.	Media	23,000	276,164
	Fuji Oil Holdings, Inc.	Food Products	23,000	509,878
	Fuji Soft, Inc.	Software	23,000	1,450,364
	FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals	517,500	13,342,701
	Fujikura Ltd.	Electrical Equipment	115,000	3,873,532
	Fujitsu General Ltd.	Household Durables	23,000	339,276
	Fujitsu Ltd.	IT Services	724,500	14,868,357
	Fukuoka Financial Group, Inc.	Banks	69,000	1,770,826
	Fuyo General Lease Co. Ltd.	Financial Services	11,500	884,368
	GLP J-Reit	Industrial REITs	2,070	1,920,365
	GMO internet group, Inc.	IT Services	23,000	403,593
	GMO Payment Gateway, Inc.	Financial Services	18,000	1,107,383
	Goldwin, Inc.	Textiles, Apparel & Luxury Goods	15,580	901,645
	GS Yuasa Corp.	Electrical Equipment	34,500	686,792
	Gunma Bank Ltd.	Banks	149,500	917,443
	Hachijuni Bank Ltd.	Banks	195,500	1,148,754
	Hakuhodo DY Holdings, Inc.	Media	103,500	845,858
	Hamamatsu Photonics KK	Electronic Equipment, Instruments & Components	115,000	1,507,847
	Hankyu Hanshin Holdings, Inc.	Ground Transportation	92,000	2,844,128
	Harmonic Drive Systems, Inc.	Machinery	23,000	568,407
	Haseko Corp.	Household Durables	115,000	1,505,436
	Heiwa Corp.	Hotels, Restaurants & Leisure	23,000	341,205
	Hikari Tsushin, Inc.	Industrial Conglomerates	11,500	2,562,255
[b]	Hino Motors Ltd.	Machinery	126,500	409,551
	Hirogin Holdings, Inc.	Banks	126,500	978,111
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Japan ETF (continued)
	Industry	Shares	Value
Common Stocks (continued)
Japan (continued)
Hirose Electric Co. Ltd.	Electronic Equipment, Instruments & Components	11,500	$ 1,464,031
Hisamitsu Pharmaceutical Co., Inc.	Pharmaceuticals	23,000	621,148
Hitachi Construction Machinery Co. Ltd.	Machinery	46,000	1,116,233
Hitachi Ltd.	Industrial Conglomerates	1,978,000	52,284,801
Honda Motor Co. Ltd.	Automobiles	2,127,500	22,421,744
Horiba Ltd.	Electronic Equipment, Instruments & Components	17,200	1,123,579
Hoshizaki Corp.	Machinery	51,400	1,790,951
House Foods Group, Inc.	Food Products	34,500	734,669
Hoya Corp.	Health Care Equipment & Supplies	156,270	21,614,947
Hulic Co. Ltd.	Real Estate Management & Development	184,000	1,871,001
Ibiden Co. Ltd.	Electronic Equipment, Instruments & Components	46,000	1,423,029
Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	540,500	3,884,466
IHI Corp.	Machinery	57,500	2,991,978
Iida Group Holdings Co. Ltd.	Household Durables	57,500	888,790
Industrial & Infrastructure Fund Investment Corp.	Industrial REITs	1,035	865,394
INFRONEER Holdings, Inc.	Construction & Engineering	80,500	659,859
Inpex Corp.	Oil, Gas & Consumable Fuels	379,500	5,141,716
Internet Initiative Japan, Inc.	Diversified Telecommunication Services	46,000	971,197
Invincible Investment Corp.	Hotel & Resort REITs	3,450	1,497,798
Isetan Mitsukoshi Holdings Ltd.	Broadline Retail	149,500	2,326,531
Isuzu Motors Ltd.	Automobiles	253,000	3,415,429
Ito En Ltd.	Beverages	23,000	548,791
ITOCHU Corp.	Trading Companies & Distributors	598,000	32,099,021
Itoham Yonekyu Holdings, Inc.	Food Products	11,500	310,735
Iwatani Corp.	Oil, Gas & Consumable Fuels	92,000	1,327,517
Iyogin Holdings, Inc.	Banks	115,000	1,092,596
Izumi Co. Ltd.	Broadline Retail	11,500	285,168
J Front Retailing Co. Ltd.	Broadline Retail	103,500	1,119,007
Japan Airlines Co. Ltd.	Passenger Airlines	69,000	1,214,398
Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	34,500	1,242,859
Japan Exchange Group, Inc.	Capital Markets	460,000	5,967,072
Japan Hotel REIT Investment Corp.	Hotel & Resort REITs	2,300	1,149,678
Japan Logistics Fund, Inc.	Industrial REITs	345	661,105
Japan Metropolitan Fund Invest	Retail REITs	2,990	2,019,253
Japan Post Bank Co. Ltd.	Banks	644,000	6,023,993
Japan Post Holdings Co. Ltd.	Insurance	862,500	8,236,682
Japan Post Insurance Co. Ltd.	Insurance	80,500	1,465,478
Japan Prime Realty Investment Corp.	Office REITs	460	1,120,735
Japan Real Estate Investment Corp.	Office REITs	575	2,295,337
Japan Steel Works Ltd.	Machinery	23,000	807,830
Japan Tobacco, Inc.	Tobacco	529,000	15,455,055
Jeol Ltd.	Electronic Equipment, Instruments & Components	23,000	893,855
JFE Holdings, Inc.	Metals & Mining	264,500	3,547,562
JGC Holdings Corp.	Construction & Engineering	92,000	805,579
JMDC, Inc.	Health Care Technology	11,500	375,052
JTEKT Corp.	Automobile Components	103,500	739,131
Justsystems Corp.	Software	11,500	287,822
Kadokawa Corp.	Media	34,500	770,365
Kagome Co. Ltd.	Food Products	34,500	773,742
Kajima Corp.	Construction & Engineering	195,500	3,656,741
Kakaku.com, Inc.	Interactive Media & Services	46,000	801,237
Kamigumi Co. Ltd.	Transportation Infrastructure	46,000	1,048,056
Kandenko Co. Ltd.	Construction & Engineering	46,000	715,856
Kaneka Corp.	Chemicals	23,000	627,419
Kansai Electric Power Co., Inc.	Electric Utilities	322,000	5,335,151
Kansai Paint Co. Ltd.	Chemicals	69,000	1,231,040
franklintempleton.com	Semi-Annual Report	110

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Japan ETF (continued)
	Industry	Shares	Value
Common Stocks (continued)
Japan (continued)
Kao Corp.	Personal Care Products	207,000	$ 10,287,773
Kawasaki Heavy Industries Ltd.	Machinery	69,000	2,800,231
Kawasaki Kisen Kaisha Ltd.	Marine Transportation	172,500	2,669,987
KDDI Corp.	Wireless Telecommunication Services	667,000	21,421,966
KDX Realty Investment Corp.	Diversified REITs	1,725	1,823,406
Keihan Holdings Co. Ltd.	Industrial Conglomerates	46,000	974,091
Keikyu Corp.	Ground Transportation	115,000	940,244
Keio Corp.	Ground Transportation	46,000	1,101,119
Keisei Electric Railway Co. Ltd.	Ground Transportation	57,500	1,716,076
Kewpie Corp.	Food Products	46,000	1,151,286
Keyence Corp.	Electronic Equipment, Instruments & Components	86,822	41,492,952
Kikkoman Corp.	Food Products	402,500	4,581,026
Kinden Corp.	Construction & Engineering	57,500	1,266,254
Kintetsu Group Holdings Co. Ltd.	Ground Transportation	80,500	2,006,872
Kirin Holdings Co. Ltd.	Beverages	345,000	5,272,441
Kobayashi Pharmaceutical Co. Ltd.	Personal Care Products	26,580	1,059,744
Kobe Bussan Co. Ltd.	Consumer Staples Distribution & Retail	57,500	1,818,582
Kobe Steel Ltd.	Metals & Mining	149,500	1,788,795
Koei Tecmo Holdings Co. Ltd.	Entertainment	69,000	798,102
Koito Manufacturing Co. Ltd.	Automobile Components	92,000	1,270,274
Kokusai Electric Corp.	Semiconductors & Semiconductor Equipment	46,000	1,022,651
Kokuyo Co. Ltd.	Commercial Services & Supplies	46,000	813,940
Komatsu Ltd.	Machinery	402,500	11,159,920
Konami Group Corp.	Entertainment	46,000	4,677,503
Konica Minolta, Inc.	Technology Hardware, Storage & Peripherals	195,500	564,741
Kose Corp.	Personal Care Products	14,980	972,276
Kotobuki Spirits Co. Ltd.	Food Products	46,000	585,452
K’s Holdings Corp.	Specialty Retail	69,000	744,075
Kubota Corp.	Machinery	437,000	6,204,887
Kuraray Co. Ltd.	Chemicals	138,000	2,044,820
Kurita Water Industries Ltd.	Machinery	46,000	1,982,914
Kusuri No. Aoki Holdings Co. Ltd.	Consumer Staples Distribution & Retail	23,000	535,927
Kyocera Corp.	Electronic Equipment, Instruments & Components	529,000	6,139,122
Kyoto Financial Group, Inc.	Banks	126,500	1,949,589
Kyowa Kirin Co. Ltd.	Pharmaceuticals	103,500	1,828,471
Kyudenko Corp.	Construction & Engineering	23,000	1,087,451
Kyushu Electric Power Co., Inc.	Electric Utilities	184,000	2,009,927
Kyushu Financial Group, Inc.	Banks	161,000	784,627
Kyushu Railway Co.	Ground Transportation	69,000	1,994,652
LaSalle Logiport REIT	Industrial REITs	805	806,463
Lasertec Corp.	Semiconductors & Semiconductor Equipment	38,200	6,303,908
Lion Corp.	Household Products	103,500	1,168,572
Lixil Corp.	Building Products	115,000	1,377,604
LY Corp.	Interactive Media & Services	1,161,500	3,404,761
M3, Inc.	Health Care Technology	184,000	1,849,776
Mabuchi Motor Co. Ltd.	Electrical Equipment	46,000	715,213
Macnica Holdings, Inc.	Electronic Equipment, Instruments & Components	69,000	958,012
Makita Corp.	Machinery	103,500	3,502,821
Mani, Inc.	Health Care Equipment & Supplies	23,000	292,806
Marubeni Corp.	Trading Companies & Distributors	701,500	11,475,881
Marui Group Co. Ltd.	Consumer Finance	80,500	1,345,325
Maruichi Steel Tube Ltd.	Metals & Mining	23,000	540,751
Maruwa Co. Ltd.	Electronic Equipment, Instruments & Components	3,300	967,806
Matsui Securities Co. Ltd.	Capital Markets	46,000	251,482
MatsukiyoCocokara & Co.	Consumer Staples Distribution & Retail	161,000	2,648,441
Mazda Motor Corp.	Automobiles	253,000	1,892,548
McDonald’s Holdings Co. Japan Ltd.	Hotels, Restaurants & Leisure	34,500	1,649,748
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Mebuki Financial Group, Inc.	Banks	414,000	$ 1,662,773
	Medipal Holdings Corp.	Health Care Providers & Services	92,000	1,601,832
	MEIJI Holdings Co. Ltd.	Food Products	115,000	2,886,256
[b]	Mercari, Inc.	Broadline Retail	46,000	806,222
	Minebea Mitsumi, Inc.	Machinery	184,000	3,624,944
	MISUMI Group, Inc.	Machinery	126,500	2,290,513
	Mitsubishi Chemical Group Corp.	Chemicals	563,500	3,619,967
	Mitsubishi Corp.	Trading Companies & Distributors	1,782,500	36,792,724
	Mitsubishi Electric Corp.	Electrical Equipment	862,500	13,889,603
	Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	483,000	7,626,227
	Mitsubishi Gas Chemical Co., Inc.	Chemicals	80,500	1,558,618
	Mitsubishi HC Capital, Inc.	Financial Services	379,500	2,680,962
	Mitsubishi Heavy Industries Ltd.	Machinery	1,311,000	19,407,456
	Mitsubishi Logistics Corp.	Transportation Infrastructure	23,000	839,667
	Mitsubishi Materials Corp.	Metals & Mining	57,500	1,035,113
	Mitsubishi Motors Corp.	Automobiles	276,000	741,904
	Mitsubishi UFJ Financial Group, Inc.	Banks	5,048,500	51,300,299
	Mitsui & Co. Ltd.	Trading Companies & Distributors	1,299,500	28,871,721
	Mitsui Chemicals, Inc.	Chemicals	69,000	1,835,466
	Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	1,196,000	11,187,416
	Mitsui Fudosan Logistics Park, Inc.	Industrial REITs	230	682,571
	Mitsui High-Tec, Inc.	Semiconductors & Semiconductor Equipment	46,000	289,622
	Mitsui Mining & Smelting Co. Ltd.	Metals & Mining	23,000	784,676
	Mitsui OSK Lines Ltd.	Marine Transportation	149,500	5,148,469
	Miura Co. Ltd.	Machinery	46,000	1,129,418
	Mizuho Financial Group, Inc.	Banks	1,127,000	23,132,494
[b]	Money Forward, Inc.	Software	23,000	941,772
	MonotaRO Co. Ltd.	Trading Companies & Distributors	103,500	1,734,768
	Mori Hills REIT Investment Corp., Class C	Office REITs	690	614,073
	Morinaga & Co. Ltd.	Food Products	34,500	692,098
	Morinaga Milk Industry Co. Ltd.	Food Products	34,500	847,305
	MS&AD Insurance Group Holdings, Inc.	Insurance	598,000	13,921,560
	Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	747,500	14,666,238
	Nabtesco Corp.	Machinery	46,000	794,002
	Nagase & Co. Ltd.	Trading Companies & Distributors	46,000	1,029,404
	Nagoya Railroad Co. Ltd.	Ground Transportation	92,000	1,119,771
	Nankai Electric Railway Co. Ltd.	Ground Transportation	46,000	758,788
	NEC Corp.	IT Services	115,000	11,054,600
	NEC Networks & System Integration Corp.	IT Services	34,500	667,859
	NET One Systems Co. Ltd.	IT Services	34,500	863,224
	Nexon Co. Ltd.	Entertainment	184,000	3,639,737
	NGK Insulators Ltd.	Machinery	103,500	1,353,807
	NH Foods Ltd.	Food Products	46,000	1,715,031
	NHK Spring Co. Ltd.	Automobile Components	69,000	876,971
	Nichirei Corp.	Food Products	46,000	1,436,535
	NIDEC Corp.	Electrical Equipment	460,000	9,666,946
	Nifco, Inc.	Automobile Components	34,500	876,971
	Nihon Kohden Corp.	Health Care Equipment & Supplies	69,000	1,026,028
	Nihon M&A Center Holdings, Inc.	Capital Markets	126,500	578,996
	Nikon Corp.	Household Durables	138,000	1,433,159
	Nintendo Co. Ltd.	Entertainment	460,000	24,556,488
	Nippon Accommodations Fund, Inc.	Residential REITs	230	1,025,867
	Nippon Building Fund, Inc.	Office REITs	3,450	3,178,901
	Nippon Electric Glass Co. Ltd.	Electronic Equipment, Instruments & Components	34,500	810,885
	NIPPON EXPRESS HOLDINGS, Inc.	Air Freight & Logistics	34,500	1,818,823
	Nippon Kayaku Co. Ltd.	Chemicals	69,000	602,496
	Nippon Paint Holdings Co. Ltd.	Chemicals	437,000	3,352,961
franklintempleton.com	Semi-Annual Report	112

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Nippon Prologis REIT, Inc.	Industrial REITs	1,053	$ 1,812,420
	Nippon Sanso Holdings Corp.	Chemicals	80,500	2,933,770
	Nippon Shinyaku Co. Ltd.	Pharmaceuticals	23,000	599,119
	Nippon Shokubai Co. Ltd.	Chemicals	46,000	557,634
	Nippon Steel Corp.	Metals & Mining	368,000	8,227,517
	Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	12,489,000	12,817,290
	Nippon Yusen KK	Marine Transportation	195,500	7,134,438
	Nipro Corp.	Health Care Equipment & Supplies	46,000	457,781
	Nishi-Nippon Railroad Co. Ltd.	Ground Transportation	34,500	551,846
	Nissan Chemical Corp.	Chemicals	57,500	2,060,577
	Nissan Motor Co. Ltd.	Automobiles	782,000	2,200,468
	Nisshin Seifun Group, Inc.	Food Products	115,000	1,462,021
	Nissin Foods Holdings Co. Ltd.	Food Products	92,000	2,577,209
	Niterra Co. Ltd.	Automobile Components	80,500	2,248,305
	Nitori Holdings Co. Ltd.	Specialty Retail	34,500	5,256,764
	Nitto Denko Corp.	Chemicals	312,115	5,211,736
	Noevir Holdings Co. Ltd.	Personal Care Products	11,500	415,653
	NOF Corp.	Chemicals	92,000	1,582,215
	NOK Corp.	Automobile Components	46,000	721,644
	Nomura Holdings, Inc.	Capital Markets	1,253,500	6,511,119
	Nomura Real Estate Holdings, Inc.	Real Estate Management & Development	46,000	1,232,005
	Nomura Real Estate Master Fund, Inc.	Diversified REITs	1,955	1,953,087
	Nomura Research Institute Ltd.	IT Services	184,000	6,817,673
	NS Solutions Corp.	IT Services	23,000	600,566
	NSK Ltd.	Machinery	184,000	927,332
	NTT Data Group Corp.	IT Services	276,000	4,967,575
	Obayashi Corp.	Construction & Engineering	299,000	3,789,758
	OBIC Business Consultants Co. Ltd.	Software	11,500	596,788
	Obic Co. Ltd.	IT Services	147,050	5,187,460
	Odakyu Electric Railway Co. Ltd.	Ground Transportation	138,000	1,542,659
	Oji Holdings Corp.	Paper & Forest Products	391,000	1,569,030
	OKUMA Corp.	Machinery	23,000	492,513
	Olympus Corp.	Health Care Equipment & Supplies	483,000	9,179,499
	Omron Corp.	Electronic Equipment, Instruments & Components	80,500	3,684,518
	Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	195,500	2,612,544
	Open House Group Co. Ltd.	Household Durables	34,500	1,303,639
	Oracle Corp.	Software	14,420	1,486,458
	Organo Corp.	Machinery	11,500	562,780
	Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	483,000	12,486,955
	ORIX Corp.	Financial Services	483,000	11,203,817
	Orix JREIT, Inc.	Office REITs	1,150	1,234,899
	Osaka Gas Co. Ltd.	Gas Utilities	161,000	3,628,803
	OSG Corp.	Machinery	34,500	488,292
	Otsuka Corp.	IT Services	92,000	2,279,418
	Otsuka Holdings Co. Ltd.	Pharmaceuticals	218,500	12,347,144
	PALTAC Corp.	Distributors	11,500	354,551
	Pan Pacific International Holdings Corp.	Broadline Retail	172,500	4,456,009
	Panasonic Holdings Corp.	Household Durables	908,500	7,894,753
[b]	Park24 Co. Ltd.	Commercial Services & Supplies	57,500	720,559
	Penta-Ocean Construction Co. Ltd.	Construction & Engineering	115,000	513,898
[b]	PeptiDream, Inc.	Biotechnology	34,500	641,810
	Persol Holdings Co. Ltd.	Professional Services	782,000	1,403,926
	Pola Orbis Holdings, Inc.	Personal Care Products	34,500	356,722
	Rakus Co. Ltd.	Software	46,000	719,232
[b]	Rakuten Bank Ltd.	Banks	34,500	777,842
[b]	Rakuten Group, Inc.	Broadline Retail	621,000	4,018,440
	Recruit Holdings Co. Ltd.	Professional Services	598,000	36,392,548
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Relo Group, Inc.	Real Estate Management & Development	46,000	$ 603,943
	Renesas Electronics Corp.	Semiconductors & Semiconductor Equipment	678,500	9,861,588
	Rengo Co. Ltd.	Containers & Packaging	92,000	642,469
	Resona Holdings, Inc.	Banks	977,500	6,817,352
	Resonac Holdings Corp.	Chemicals	80,500	2,071,029
	Resorttrust, Inc.	Hotels, Restaurants & Leisure	23,000	462,444
	Ricoh Co. Ltd.	Technology Hardware, Storage & Peripherals	253,000	2,728,275
	Rinnai Corp.	Household Durables	46,000	1,135,529
	Rohm Co. Ltd.	Semiconductors & Semiconductor Equipment	138,000	1,549,413
	Rohto Pharmaceutical Co. Ltd.	Personal Care Products	92,000	2,297,427
	Rorze Corp.	Semiconductors & Semiconductor Equipment	46,000	633,529
	Ryohin Keikaku Co. Ltd.	Broadline Retail	103,500	1,905,893
	Sankyo Co. Ltd.	Leisure Products	69,000	1,015,898
	Sankyu, Inc.	Air Freight & Logistics	23,000	774,063
	Sanrio Co. Ltd.	Specialty Retail	80,500	2,324,280
	Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	126,500	1,533,936
	Sanwa Holdings Corp.	Building Products	80,500	2,124,493
	Sapporo Holdings Ltd.	Beverages	23,000	1,271,721
	Sawai Group Holdings Co. Ltd.	Pharmaceuticals	69,000	982,854
	SBI Holdings, Inc.	Capital Markets	126,500	2,913,993
	SBI Sumishin Net Bank Ltd.	Banks	23,000	431,411
	SCREEN Holdings Co. Ltd.	Semiconductors & Semiconductor Equipment	34,500	2,405,401
	SCSK Corp.	IT Services	69,000	1,427,611
	Secom Co. Ltd.	Commercial Services & Supplies	184,000	6,809,955
	Sega Sammy Holdings, Inc.	Leisure Products	69,000	1,379,614
	Seibu Holdings, Inc.	Ground Transportation	92,000	2,052,377
	Seiko Epson Corp.	Technology Hardware, Storage & Peripherals	115,000	2,122,081
	Seino Holdings Co. Ltd.	Ground Transportation	57,500	967,579
	Sekisui Chemical Co. Ltd.	Household Durables	172,500	2,691,092
	Sekisui House Ltd.	Household Durables	241,500	6,709,459
	Sekisui House Reit, Inc.	Diversified REITs	1,840	977,629
	Seven & i Holdings Co. Ltd.	Consumer Staples Distribution & Retail	1,012,000	15,189,905
[a]	Seven Bank Ltd.	Banks	276,000	552,425
	SG Holdings Co. Ltd.	Air Freight & Logistics	184,000	1,982,271
[b]	Sharp Corp.	Household Durables	92,000	610,889
[b]	SHIFT, Inc.	IT Services	4,100	391,541
	Shikoku Electric Power Co., Inc.	Electric Utilities	69,000	613,832
	Shimadzu Corp.	Electronic Equipment, Instruments & Components	115,000	3,838,157
	Shimamura Co. Ltd.	Specialty Retail	23,000	1,258,054
	Shimano, Inc.	Leisure Products	34,500	6,553,167
	Shimizu Corp.	Construction & Engineering	230,000	1,581,411
	Shin-Etsu Chemical Co. Ltd.	Chemicals	851,000	35,559,473
[b]	Shinko Electric Industries Co. Ltd.	Semiconductors & Semiconductor Equipment	29,100	1,116,680
	Shionogi & Co. Ltd.	Pharmaceuticals	310,500	4,457,577
	Ship Healthcare Holdings, Inc.	Health Care Providers & Services	34,500	564,026
	Shiseido Co. Ltd.	Personal Care Products	172,500	4,673,081
	Shizuoka Financial Group, Inc.	Banks	195,500	1,700,921
	SHO-BOND Holdings Co. Ltd.	Construction & Engineering	23,000	912,025
	Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure	92,000	1,486,060
	SMC Corp.	Machinery	24,592	10,942,959
	Socionext, Inc.	Semiconductors & Semiconductor Equipment	80,500	1,596,043
	SoftBank Corp.	Wireless Telecommunication Services	12,075,000	15,802,852
	SoftBank Group Corp.	Wireless Telecommunication Services	437,000	25,745,239
	Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	172,500	1,248,165
	Sojitz Corp.	Trading Companies & Distributors	92,000	2,164,290
	Sompo Holdings, Inc.	Insurance	414,000	9,264,639
	Sony Group Corp.	Household Durables	2,677,000	51,981,037
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Sotetsu Holdings, Inc.	Ground Transportation	34,500	$ 575,241
	Square Enix Holdings Co. Ltd.	Entertainment	34,500	1,373,584
	Stanley Electric Co. Ltd.	Automobile Components	46,000	856,551
	Subaru Corp.	Automobiles	264,500	4,589,548
	Sugi Holdings Co. Ltd.	Consumer Staples Distribution & Retail	34,500	642,895
	SUMCO Corp.	Semiconductors & Semiconductor Equipment	149,500	1,611,640
	Sumitomo Bakelite Co. Ltd.	Chemicals	23,000	645,910
	Sumitomo Chemical Co. Ltd.	Chemicals	667,000	1,900,185
	Sumitomo Corp.	Trading Companies & Distributors	460,000	10,271,532
	Sumitomo Electric Industries Ltd.	Automobile Components	333,500	5,351,994
	Sumitomo Forestry Co. Ltd.	Household Durables	57,500	2,852,087
	Sumitomo Heavy Industries Ltd.	Machinery	46,000	1,106,264
	Sumitomo Metal Mining Co. Ltd.	Metals & Mining	103,500	3,104,855
	Sumitomo Mitsui Financial Group, Inc.	Banks	1,656,000	35,252,517
	Sumitomo Mitsui Trust Holdings, Inc.	Banks	310,500	7,360,917
	Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	184,000	6,182,215
	Sumitomo Rubber Industries Ltd.	Automobile Components	80,500	882,157
	Sundrug Co. Ltd.	Consumer Staples Distribution & Retail	29,140	862,547
	Suntory Beverage & Food Ltd.	Beverages	57,500	2,168,310
	Suzuken Co. Ltd.	Health Care Providers & Services	34,500	1,206,680
	Suzuki Motor Corp.	Automobiles	805,000	8,962,266
	Sysmex Corp.	Health Care Equipment & Supplies	253,000	5,000,217
	T&D Holdings, Inc.	Insurance	218,500	3,811,224
	Taiheiyo Cement Corp.	Construction Materials	46,000	1,083,431
	Taisei Corp.	Construction & Engineering	69,000	3,019,715
	Taiyo Yuden Co. Ltd.	Electronic Equipment, Instruments & Components	57,500	1,171,989
	Takara Holdings, Inc.	Beverages	69,000	587,060
	Takasago Thermal Engineering Co. Ltd.	Building Products	23,000	826,482
	Takashimaya Co. Ltd.	Broadline Retail	115,000	918,939
	Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	690,000	19,792,156
	TBS Holdings, Inc.	Media	11,500	313,307
	TDK Corp.	Electronic Equipment, Instruments & Components	805,000	10,259,473
	TechnoPro Holdings, Inc.	Professional Services	47,160	916,231
	Teijin Ltd.	Chemicals	80,500	796,896
	Terumo Corp.	Health Care Equipment & Supplies	632,500	11,938,968
	THK Co. Ltd.	Machinery	57,500	1,010,591
	TIS, Inc.	IT Services	103,500	2,641,768
	Tobu Railway Co. Ltd.	Ground Transportation	92,000	1,609,871
	Toda Corp.	Construction & Engineering	115,000	757,260
	Toei Animation Co. Ltd.	Entertainment	23,000	486,402
	Toho Co. Ltd.	Entertainment	46,000	1,869,393
	Toho Gas Co. Ltd.	Gas Utilities	34,500	957,288
	Tohoku Electric Power Co., Inc.	Electric Utilities	207,000	1,984,039
	Tokai Carbon Co. Ltd.	Chemicals	92,000	592,366
	Tokio Marine Holdings, Inc.	Insurance	851,000	31,121,232
	Tokyo Century Corp.	Financial Services	115,000	1,291,177
[b]	Tokyo Electric Power Co. Holdings, Inc.	Electric Utilities	655,500	2,918,680
	Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	195,500	34,565,122
	Tokyo Gas Co. Ltd.	Gas Utilities	161,000	3,755,991
	Tokyo Ohka Kogyo Co. Ltd.	Chemicals	50,100	1,222,028
	Tokyo Seimitsu Co. Ltd.	Semiconductors & Semiconductor Equipment	16,500	870,910
	Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	92,000	1,477,055
	Tokyu Corp.	Ground Transportation	218,500	2,830,540
	Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	264,500	1,823,245
	TOPPAN Holdings, Inc.	Commercial Services & Supplies	126,500	3,753,258
	Toray Industries, Inc.	Chemicals	678,500	3,999,659
	Toridoll Holdings Corp.	Hotels, Restaurants & Leisure	23,000	598,154
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Japan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Tosoh Corp.	Chemicals	126,500	$ 1,691,796
	TOTO Ltd.	Building Products	69,000	2,574,476
	Toyo Seikan Group Holdings Ltd.	Containers & Packaging	69,000	1,085,843
	Toyo Suisan Kaisha Ltd.	Food Products	40,500	2,647,053
	Toyo Tire Corp.	Automobile Components	46,000	671,155
	Toyoda Gosei Co. Ltd.	Automobile Components	23,000	393,142
	Toyota Boshoku Corp.	Automobile Components	34,500	450,545
	Toyota Industries Corp.	Machinery	69,000	5,318,268
	Toyota Motor Corp.	Automobiles	5,290,000	94,028,419
	Toyota Tsusho Corp.	Trading Companies & Distributors	299,000	5,403,489
	Trend Micro, Inc.	Software	57,500	3,411,249
	TS Tech Co. Ltd.	Automobile Components	34,500	420,517
	Tsumura & Co.	Pharmaceuticals	34,500	1,088,255
	Tsuruha Holdings, Inc.	Consumer Staples Distribution & Retail	15,850	1,005,030
	UBE Corp.	Chemicals	46,000	858,480
	Ulvac, Inc.	Semiconductors & Semiconductor Equipment	23,000	1,225,091
	Unicharm Corp.	Household Products	172,500	6,250,472
	United Urban Investment Corp.	Diversified REITs	1,265	1,221,312
	Ushio, Inc.	Electrical Equipment	34,500	489,618
	USS Co. Ltd.	Specialty Retail	184,000	1,744,938
	Welcia Holdings Co. Ltd.	Consumer Staples Distribution & Retail	46,000	655,397
	West Japan Railway Co.	Ground Transportation	207,000	3,942,030
	Workman Co. Ltd.	Specialty Retail	23,000	717,142
	Yakult Honsha Co. Ltd.	Food Products	126,500	2,935,217
	Yamada Holdings Co. Ltd.	Specialty Retail	241,500	757,558
	Yamaguchi Financial Group, Inc.	Banks	80,500	872,027
	Yamaha Corp.	Leisure Products	172,500	1,487,547
	Yamaha Motor Co. Ltd.	Automobiles	391,000	3,498,881
	Yamato Holdings Co. Ltd.	Air Freight & Logistics	126,500	1,445,057
	Yamato Kogyo Co. Ltd.	Metals & Mining	14,700	735,514
	Yamazaki Baking Co. Ltd.	Food Products	57,500	1,143,850
	Yaoko Co. Ltd.	Consumer Staples Distribution & Retail	11,500	781,621
	Yaskawa Electric Corp.	Machinery	115,000	4,018,247
	Yokogawa Electric Corp.	Electronic Equipment, Instruments & Components	103,500	2,644,662
	Yokohama Rubber Co. Ltd.	Automobile Components	57,500	1,291,177
	Zenkoku Hosho Co. Ltd.	Financial Services	23,000	907,522
	Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	34,500	1,914,094
	Zeon Corp.	Chemicals	57,500	546,499
	ZOZO, Inc.	Specialty Retail	46,000	1,676,762
	Total Common Stocks (Cost $1,906,197,495)			2,081,450,154
	Total Investments before Short-Term Investments (Cost $1,906,197,495)			2,081,450,154
	Short-Term Investments 0.0%†
	Investments from Cash Collateral Received for Loaned Securities 0.0%†
	United States 0.0%†
[c,d]	Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	Money Market Funds	666,433	666,433
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Japan ETF (continued)
		Industry	Shares	Value
	Short-Term Investments (continued)
	Money Market Funds 0.0%†
	United States 0.0%†
[c,d]	Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	Money Market Funds	29,494	$ 29,494
	Total Short-Term Investments (Cost $695,927)			695,927
	Total Investments (Cost $1,906,893,422) 99.1%			2,082,146,081
	Other Assets, less Liabilities 0.9%			18,798,404
	Net Assets 100.0%			$ 2,100,944,485
†Rounds to less than 0.1% of net assets.
[a]A portion or all of the security is on loan at September 30, 2024. See Note 1(d).
[b]Non-income producing.
[c]The rate shown is the annualized seven-day effective yield at period end.
[d]See Note 3(c) regarding investments in affiliated management investment companies.
At September 30, 2024, the Fund had the following futures contracts outstanding. See  Note 1(c).
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
Nikkei 225 (OSE) DEC24	Long	5	$ 1,326,552	12/12/24	$ 66,058
TOPIX Index Future	Long	90	16,657,928	12/12/24	(274,506)
Total Futures Contracts					$(208,448)

*As of period end.
See  Note 7 regarding other derivative information.
See Abbreviations on page 207.
117	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Franklin FTSE Japan Hedged ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$31.46	$26.57	$30.90	$30.70	$21.35	$23.12
Income from investment operations[a]:
Net investment income[b]	0.34	0.80	0.58	0.68	0.88	0.38
Net realized and unrealized gains (losses)	(0.70)	10.79	1.56	(0.08)	8.47	(2.15)
Total from investment operations	(0.36)	11.59	2.14	0.60	9.35	(1.77)
Less distributions from:
Net investment income	(0.75)	(2.32)	(0.92)	(0.40)	—	—
Net realized gains	—	(4.38)	(5.55)	—	—	—
Total distributions	(0.75)	(6.70)	(6.47)	(0.40)	—	—
Net asset value, end of period	$30.35	$31.46	$26.57	$30.90	$30.70	$21.35
Total return[c]	(0.61)%	49.20%	8.15%	1.93%	43.84%	(7.66)%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Expenses net of waiver and payments by affiliates	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Net investment income	2.22%	2.61%	1.99%	2.22%	3.29%	1.59%
Supplemental data
Net assets, end of period (000’s)	$72,846	$50,342	$13,284	$24,720	$24,563	$4,269
Portfolio turnover rate[e]	8.61%[f]	21.18%[f]	31.96%[f]	5.46%[f]	6.31%[f]	10.06%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Ratios are annualized for periods less than one year.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash ("Cash creations").
[f]Portfolio turnover rate excluding cash creations was as follows:	8.32%	20.83%	31.39%	5.03%	6.31%	10.06%
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	118

Franklin Templeton ETF Trust
Schedule of Investments, September 30, 2024 (unaudited)
Franklin FTSE Japan Hedged ETF
	Industry	Shares	Value
Common Stocks 99.2%
Japan 99.2%
ABC-Mart, Inc.	Specialty Retail	1,273	$ 27,144
Acom Co. Ltd.	Consumer Finance	4,800	12,792
Activia Properties, Inc.	Diversified REITs	10	22,861
Advance Residence Investment Corp.	Residential REITs	24	56,460
Advantest Corp.	Semiconductors & Semiconductor Equipment	11,364	535,548
Aeon Co. Ltd.	Consumer Staples Distribution & Retail	10,800	294,388
AEON Financial Service Co. Ltd.	Consumer Finance	2,400	21,107
Aeon Mall Co. Ltd.	Real Estate Management & Development	1,398	20,436
AEON REIT Investment Corp.	Retail REITs	24	22,030
AGC, Inc.	Building Products	2,758	89,600
Aica Kogyo Co. Ltd.	Chemicals	873	20,733
Air Water, Inc.	Chemicals	2,400	33,750
Aisin Corp.	Automobile Components	7,056	77,792
Ajinomoto Co., Inc.	Food Products	7,200	279,161
Alfresa Holdings Corp.	Health Care Providers & Services	2,400	37,852
Alps Alpine Co. Ltd.	Electronic Equipment, Instruments & Components	2,400	25,906
Amada Co. Ltd.	Machinery	4,800	48,909
Amano Corp.	Electronic Equipment, Instruments & Components	940	28,297
ANA Holdings, Inc.	Passenger Airlines	2,400	51,493
Aozora Bank Ltd.	Banks	2,400	44,698
Asahi Group Holdings Ltd.	Beverages	21,600	283,666
Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	2,400	42,299
Asahi Kasei Corp.	Chemicals	19,200	145,235
Asics Corp.	Textiles, Apparel & Luxury Goods	9,600	201,409
Astellas Pharma, Inc.	Pharmaceuticals	27,700	318,945
Azbil Corp.	Electronic Equipment, Instruments & Components	7,600	61,660
Bandai Namco Holdings, Inc.	Leisure Products	9,600	219,866
BayCurrent, Inc.	Professional Services	2,400	88,993
Bic Camera, Inc.	Specialty Retail	2,400	26,560
BIPROGY, Inc.	IT Services	993	33,739
Bridgestone Corp.	Automobile Components	8,700	334,522
Brother Industries Ltd.	Technology Hardware, Storage & Peripherals	3,560	69,189
Calbee, Inc.	Food Products	1,176	28,718
Canon Marketing Japan, Inc.	Electronic Equipment, Instruments & Components	770	25,010
Canon, Inc.	Technology Hardware, Storage & Peripherals	14,400	473,456
Capcom Co. Ltd.	Entertainment	5,688	132,338
Casio Computer Co. Ltd.	Household Durables	2,400	19,941
Central Japan Railway Co.	Ground Transportation	14,126	327,572
Chiba Bank Ltd.	Banks	9,600	77,349
Chubu Electric Power Co., Inc.	Electric Utilities	9,600	112,819
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	10,027	485,928
Chugin Financial Group, Inc.	Banks	2,400	23,977
Chugoku Electric Power Co., Inc.	Electric Utilities	4,800	32,785
Coca-Cola Bottlers Japan Holdings, Inc.	Beverages	2,400	33,456
COMSYS Holdings Corp.	Construction & Engineering	1,707	37,293
Concordia Financial Group Ltd.	Banks	16,800	93,020
Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels	938	51,241
Cosmos Pharmaceutical Corp.	Consumer Staples Distribution & Retail	532	27,846
Credit Saison Co. Ltd.	Consumer Finance	2,400	60,084
CyberAgent, Inc.	Media	7,200	51,317
Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	6,960	124,174
Daicel Corp.	Chemicals	4,800	44,715
Daido Steel Co. Ltd.	Metals & Mining	2,400	23,565
Daifuku Co. Ltd.	Machinery	4,800	92,668
Dai-ichi Life Holdings, Inc.	Insurance	14,400	370,671
Daiichi Sankyo Co. Ltd.	Pharmaceuticals	29,093	957,767
Daikin Industries Ltd.	Building Products	4,072	571,486
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Japan Hedged ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Daito Trust Construction Co. Ltd.	Real Estate Management & Development	888	$ 108,082
	Daiwa House Industry Co. Ltd.	Real Estate Management & Development	9,200	289,751
	Daiwa House REIT Investment Corp.	Diversified REITs	35	57,624
	Daiwa Office Investment Corp.	Office REITs	8	16,918
	Daiwa Securities Group, Inc.	Capital Markets	21,600	151,762
	Daiwa Securities Living Investments Corp.	Residential REITs	24	16,292
	Denka Co. Ltd.	Chemicals	1,284	20,220
	Denso Corp.	Automobile Components	31,461	467,494
	Dentsu Group, Inc.	Media	3,340	102,904
	Dentsu Soken, Inc.	IT Services	368	14,253
	Descente Ltd.	Textiles, Apparel & Luxury Goods	674	20,474
	Dexerials Corp.	Electronic Equipment, Instruments & Components	2,400	33,985
	DIC Corp.	Chemicals	1,093	24,780
	Disco Corp.	Semiconductors & Semiconductor Equipment	1,300	340,723
	DMG Mori Co. Ltd.	Machinery	2,400	50,604
	Dowa Holdings Co. Ltd.	Metals & Mining	698	25,643
	East Japan Railway Co.	Ground Transportation	16,800	334,555
	Ebara Corp.	Machinery	7,200	117,156
	Eisai Co. Ltd.	Pharmaceuticals	4,100	153,205
	Electric Power Development Co. Ltd.	Independent Power Producers & Energy Traders	2,702	45,241
	ENEOS Holdings, Inc.	Oil, Gas & Consumable Fuels	45,600	248,243
	EXEO Group, Inc.	Construction & Engineering	3,126	33,994
	Ezaki Glico Co. Ltd.	Food Products	668	20,497
	FANUC Corp.	Machinery	14,632	428,608
	Fast Retailing Co. Ltd.	Specialty Retail	2,776	920,287
	Food & Life Cos. Ltd.	Hotels, Restaurants & Leisure	1,519	30,557
	FP Corp.	Containers & Packaging	780	15,615
	Frontier Real Estate Investment Corp.	Retail REITs	8	23,798
	Fuji Electric Co. Ltd.	Electrical Equipment	2,004	120,767
	Fuji Soft, Inc.	Software	857	54,042
	FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals	17,828	459,659
	Fujikura Ltd.	Electrical Equipment	4,100	138,100
	Fujitsu Ltd.	IT Services	25,113	515,375
	Fukuoka Financial Group, Inc.	Banks	2,400	61,594
	Fuyo General Lease Co. Ltd.	Financial Services	288	22,148
	GLP J-Reit	Industrial REITs	72	66,795
	GMO internet group, Inc.	IT Services	987	17,319
	GMO Payment Gateway, Inc.	Financial Services	707	43,496
	Goldwin, Inc.	Textiles, Apparel & Luxury Goods	534	30,904
	GS Yuasa Corp.	Electrical Equipment	1,478	29,423
	Gunma Bank Ltd.	Banks	4,800	29,456
	Hachijuni Bank Ltd.	Banks	7,200	42,307
	Hakuhodo DY Holdings, Inc.	Media	2,400	19,614
	Hamamatsu Photonics KK	Electronic Equipment, Instruments & Components	4,800	62,936
	Hankyu Hanshin Holdings, Inc.	Ground Transportation	3,405	105,264
	Harmonic Drive Systems, Inc.	Machinery	700	17,299
	Haseko Corp.	Household Durables	4,800	62,836
	Hikari Tsushin, Inc.	Industrial Conglomerates	398	88,676
[a]	Hino Motors Ltd.	Machinery	4,800	15,540
	Hirogin Holdings, Inc.	Banks	4,800	37,114
	Hirose Electric Co. Ltd.	Electronic Equipment, Instruments & Components	484	61,617
	Hisamitsu Pharmaceutical Co., Inc.	Pharmaceuticals	966	26,088
	Hitachi Construction Machinery Co. Ltd.	Machinery	1,707	41,422
	Hitachi Ltd.	Industrial Conglomerates	68,525	1,811,333
	Honda Motor Co. Ltd.	Automobiles	74,400	784,102
	Horiba Ltd.	Electronic Equipment, Instruments & Components	578	37,757
	Hoshizaki Corp.	Machinery	1,702	59,303
franklintempleton.com	Semi-Annual Report	120

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Japan Hedged ETF (continued)
	Industry	Shares	Value
Common Stocks (continued)
Japan (continued)
House Foods Group, Inc.	Food Products	1,216	$ 25,894
Hoya Corp.	Health Care Equipment & Supplies	5,452	754,109
Hulic Co. Ltd.	Real Estate Management & Development	6,400	65,078
Ibiden Co. Ltd.	Electronic Equipment, Instruments & Components	1,527	47,238
Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	19,200	137,987
IHI Corp.	Machinery	2,000	104,069
Iida Group Holdings Co. Ltd.	Household Durables	2,400	37,097
Industrial & Infrastructure Fund Investment Corp.	Industrial REITs	24	20,067
INFRONEER Holdings, Inc.	Construction & Engineering	2,400	19,673
Inpex Corp.	Oil, Gas & Consumable Fuels	13,000	176,133
Internet Initiative Japan, Inc.	Diversified Telecommunication Services	1,707	36,040
Invincible Investment Corp.	Hotel & Resort REITs	120	52,097
Isetan Mitsukoshi Holdings Ltd.	Broadline Retail	5,500	85,591
Isuzu Motors Ltd.	Automobiles	8,800	118,798
Ito En Ltd.	Beverages	963	22,978
ITOCHU Corp.	Trading Companies & Distributors	20,973	1,125,774
Iwatani Corp.	Oil, Gas & Consumable Fuels	3,404	49,118
Iyogin Holdings, Inc.	Banks	4,800	45,604
Izumi Co. Ltd.	Broadline Retail	698	17,308
J Front Retailing Co. Ltd.	Broadline Retail	2,400	25,948
Japan Airlines Co. Ltd.	Passenger Airlines	2,400	42,240
Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	957	34,476
Japan Exchange Group, Inc.	Capital Markets	16,586	215,152
Japan Hotel REIT Investment Corp.	Hotel & Resort REITs	72	35,990
Japan Logistics Fund, Inc.	Industrial REITs	13	24,911
Japan Metropolitan Fund Invest	Retail REITs	96	64,832
Japan Post Bank Co. Ltd.	Banks	21,600	202,047
Japan Post Holdings Co. Ltd.	Insurance	28,800	275,034
Japan Post Insurance Co. Ltd.	Insurance	2,400	43,691
Japan Prime Realty Investment Corp.	Office REITs	14	34,109
Japan Real Estate Investment Corp.	Office REITs	21	83,830
Japan Steel Works Ltd.	Machinery	898	31,540
Japan Tobacco, Inc.	Tobacco	18,340	535,814
Jeol Ltd.	Electronic Equipment, Instruments & Components	707	27,476
JFE Holdings, Inc.	Metals & Mining	9,600	128,758
JGC Holdings Corp.	Construction & Engineering	2,400	21,015
JTEKT Corp.	Automobile Components	2,400	17,139
Kadokawa Corp.	Media	1,302	29,073
Kagome Co. Ltd.	Food Products	1,421	31,869
Kajima Corp.	Construction & Engineering	6,600	123,450
Kakaku.com, Inc.	Interactive Media & Services	1,700	29,611
Kamigumi Co. Ltd.	Transportation Infrastructure	1,469	33,469
Kandenko Co. Ltd.	Construction & Engineering	1,400	21,787
Kaneka Corp.	Chemicals	694	18,932
Kansai Electric Power Co., Inc.	Electric Utilities	11,000	182,257
Kansai Paint Co. Ltd.	Chemicals	2,400	42,819
Kao Corp.	Personal Care Products	7,200	357,836
Kawasaki Heavy Industries Ltd.	Machinery	2,400	97,399
Kawasaki Kisen Kaisha Ltd.	Marine Transportation	6,200	95,965
KDDI Corp.	Wireless Telecommunication Services	23,224	745,883
KDX Realty Investment Corp.	Diversified REITs	48	50,738
Keihan Holdings Co. Ltd.	Industrial Conglomerates	1,562	33,077
Keikyu Corp.	Ground Transportation	2,400	19,622
Keio Corp.	Ground Transportation	1,700	40,694
Keisei Electric Railway Co. Ltd.	Ground Transportation	2,400	71,628
Kewpie Corp.	Food Products	1,700	42,548
Keyence Corp.	Electronic Equipment, Instruments & Components	3,024	1,445,195
121	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Japan Hedged ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Kikkoman Corp.	Food Products	14,400	$ 163,893
	Kinden Corp.	Construction & Engineering	2,400	52,852
	Kintetsu Group Holdings Co. Ltd.	Ground Transportation	2,400	59,832
	Kirin Holdings Co. Ltd.	Beverages	12,000	183,389
	Kobayashi Pharmaceutical Co. Ltd.	Personal Care Products	895	35,684
	Kobe Bussan Co. Ltd.	Consumer Staples Distribution & Retail	2,400	75,906
	Kobe Steel Ltd.	Metals & Mining	4,800	57,433
	Koei Tecmo Holdings Co. Ltd.	Entertainment	2,400	27,760
	Koito Manufacturing Co. Ltd.	Automobile Components	3,485	48,119
	Kokusai Electric Corp.	Semiconductors & Semiconductor Equipment	1,900	42,240
	Kokuyo Co. Ltd.	Commercial Services & Supplies	1,374	24,312
	Komatsu Ltd.	Machinery	14,000	388,171
	Konami Group Corp.	Entertainment	1,522	154,764
	Konica Minolta, Inc.	Technology Hardware, Storage & Peripherals	7,200	20,799
	Kose Corp.	Personal Care Products	601	39,008
	K’s Holdings Corp.	Specialty Retail	2,400	25,881
	Kubota Corp.	Machinery	14,400	204,463
	Kuraray Co. Ltd.	Chemicals	4,800	71,124
	Kurita Water Industries Ltd.	Machinery	1,638	70,609
	Kusuri No. Aoki Holdings Co. Ltd.	Consumer Staples Distribution & Retail	822	19,154
	Kyocera Corp.	Electronic Equipment, Instruments & Components	19,200	222,819
	Kyoto Financial Group, Inc.	Banks	4,800	73,977
	Kyowa Kirin Co. Ltd.	Pharmaceuticals	3,780	66,779
	Kyudenko Corp.	Construction & Engineering	625	29,550
	Kyushu Electric Power Co., Inc.	Electric Utilities	7,200	78,649
	Kyushu Financial Group, Inc.	Banks	4,800	23,393
	Kyushu Railway Co.	Ground Transportation	2,400	69,379
	LaSalle Logiport REIT	Industrial REITs	30	30,055
	Lasertec Corp.	Semiconductors & Semiconductor Equipment	1,327	218,987
	Lion Corp.	Household Products	2,400	27,097
	Lixil Corp.	Building Products	4,000	47,917
	LY Corp.	Interactive Media & Services	40,800	119,599
	M3, Inc.	Health Care Technology	7,200	72,383
	Mabuchi Motor Co. Ltd.	Electrical Equipment	1,594	24,784
	Macnica Holdings, Inc.	Electronic Equipment, Instruments & Components	2,265	31,448
	Makita Corp.	Machinery	3,859	130,603
	Mani, Inc.	Health Care Equipment & Supplies	939	11,954
	Marubeni Corp.	Trading Companies & Distributors	24,700	404,069
	Marui Group Co. Ltd.	Consumer Finance	2,400	40,109
	Maruichi Steel Tube Ltd.	Metals & Mining	940	22,100
	Maruwa Co. Ltd.	Electronic Equipment, Instruments & Components	148	43,405
	Matsui Securities Co. Ltd.	Capital Markets	2,400	13,121
	MatsukiyoCocokara & Co.	Consumer Staples Distribution & Retail	5,300	87,185
	Mazda Motor Corp.	Automobiles	9,600	71,812
	McDonald’s Holdings Co. Japan Ltd.	Hotels, Restaurants & Leisure	1,453	69,481
	Mebuki Financial Group, Inc.	Banks	14,400	57,836
	Medipal Holdings Corp.	Health Care Providers & Services	2,400	41,787
	MEIJI Holdings Co. Ltd.	Food Products	4,073	102,224
[a]	Mercari, Inc.	Broadline Retail	1,800	31,548
	Minebea Mitsumi, Inc.	Machinery	6,500	128,055
	MISUMI Group, Inc.	Machinery	4,300	77,859
	Mitsubishi Chemical Group Corp.	Chemicals	19,200	123,342
	Mitsubishi Corp.	Trading Companies & Distributors	62,172	1,283,297
	Mitsubishi Electric Corp.	Electrical Equipment	28,800	463,792
	Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	16,744	264,376
	Mitsubishi Gas Chemical Co., Inc.	Chemicals	2,400	46,468
	Mitsubishi HC Capital, Inc.	Financial Services	12,000	84,773
franklintempleton.com	Semi-Annual Report	122

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Japan Hedged ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Mitsubishi Heavy Industries Ltd.	Machinery	45,600	$ 675,042
	Mitsubishi Logistics Corp.	Transportation Infrastructure	928	33,879
	Mitsubishi Materials Corp.	Metals & Mining	2,400	43,205
	Mitsubishi Motors Corp.	Automobiles	9,600	25,805
	Mitsubishi UFJ Financial Group, Inc.	Banks	175,200	1,780,294
	Mitsui & Co. Ltd.	Trading Companies & Distributors	45,175	1,003,678
	Mitsui Chemicals, Inc.	Chemicals	2,400	63,842
	Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	40,856	382,168
	Mitsui Fudosan Logistics Park, Inc.	Industrial REITs	9	26,709
	Mitsui High-Tec, Inc.	Semiconductors & Semiconductor Equipment	2,060	12,970
	Mitsui Mining & Smelting Co. Ltd.	Metals & Mining	764	26,065
	Mitsui OSK Lines Ltd.	Marine Transportation	5,225	179,938
	Miura Co. Ltd.	Machinery	1,519	37,295
	Mizuho Financial Group, Inc.	Banks	38,400	788,188
[a]	Money Forward, Inc.	Software	697	28,540
	MonotaRO Co. Ltd.	Trading Companies & Distributors	2,400	40,227
	Mori Hills REIT Investment Corp., Class C	Office REITs	24	21,359
	Morinaga & Co. Ltd.	Food Products	1,321	26,500
	Morinaga Milk Industry Co. Ltd.	Food Products	930	22,840
	MS&AD Insurance Group Holdings, Inc.	Insurance	20,800	484,228
	Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	26,400	517,978
	Nabtesco Corp.	Machinery	2,400	41,426
	Nagase & Co. Ltd.	Trading Companies & Distributors	1,600	35,805
	Nagoya Railroad Co. Ltd.	Ground Transportation	2,400	29,211
	Nankai Electric Railway Co. Ltd.	Ground Transportation	2,400	39,589
	NEC Corp.	IT Services	3,952	379,894
	NEC Networks & System Integration Corp.	IT Services	924	17,887
	NET One Systems Co. Ltd.	IT Services	1,107	27,698
	Nexon Co. Ltd.	Entertainment	7,200	142,424
	NGK Insulators Ltd.	Machinery	2,400	31,393
	NH Foods Ltd.	Food Products	1,392	51,898
	NHK Spring Co. Ltd.	Automobile Components	2,400	30,503
	Nichirei Corp.	Food Products	1,659	51,809
	NIDEC Corp.	Electrical Equipment	15,916	334,476
	Nifco, Inc.	Automobile Components	1,300	33,045
	Nihon Kohden Corp.	Health Care Equipment & Supplies	2,314	34,409
	Nihon M&A Center Holdings, Inc.	Capital Markets	4,800	21,970
	Nikon Corp.	Household Durables	4,800	49,849
	Nintendo Co. Ltd.	Entertainment	16,062	857,448
	Nippon Accommodations Fund, Inc.	Residential REITs	7	31,222
	Nippon Building Fund, Inc.	Office REITs	120	110,570
	Nippon Electric Glass Co. Ltd.	Electronic Equipment, Instruments & Components	1,159	27,241
	NIPPON EXPRESS HOLDINGS, Inc.	Air Freight & Logistics	1,044	55,039
	Nippon Kayaku Co. Ltd.	Chemicals	2,400	20,956
	Nippon Paint Holdings Co. Ltd.	Chemicals	14,400	110,487
	Nippon Prologis REIT, Inc.	Industrial REITs	38	65,405
	Nippon Sanso Holdings Corp.	Chemicals	2,810	102,409
	Nippon Shinyaku Co. Ltd.	Pharmaceuticals	888	23,131
	Nippon Shokubai Co. Ltd.	Chemicals	2,412	29,239
	Nippon Steel Corp.	Metals & Mining	12,673	283,335
	Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	434,400	445,819
	Nippon Yusen KK	Marine Transportation	6,700	244,505
	Nipro Corp.	Health Care Equipment & Supplies	2,400	23,884
	Nishi-Nippon Railroad Co. Ltd.	Ground Transportation	1,182	18,907
	Nissan Chemical Corp.	Chemicals	1,941	69,558
	Nissan Motor Co. Ltd.	Automobiles	26,400	74,287
	Nisshin Seifun Group, Inc.	Food Products	4,800	61,023
123	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Japan Hedged ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Nissin Foods Holdings Co. Ltd.	Food Products	3,213	$ 90,006
	Niterra Co. Ltd.	Automobile Components	2,400	67,030
	Nitori Holdings Co. Ltd.	Specialty Retail	1,182	180,101
	Nitto Denko Corp.	Chemicals	11,000	183,679
	NOF Corp.	Chemicals	3,270	56,237
	NOK Corp.	Automobile Components	2,400	37,651
	Nomura Holdings, Inc.	Capital Markets	43,200	224,396
	Nomura Real Estate Holdings, Inc.	Real Estate Management & Development	1,624	43,495
	Nomura Real Estate Master Fund, Inc.	Diversified REITs	72	71,930
	Nomura Research Institute Ltd.	IT Services	6,400	237,136
	NS Solutions Corp.	IT Services	1,068	27,887
	NSK Ltd.	Machinery	7,200	36,287
	NTT Data Group Corp.	IT Services	9,600	172,785
	Obayashi Corp.	Construction & Engineering	9,600	121,678
	OBIC Business Consultants Co. Ltd.	Software	484	25,117
	Obic Co. Ltd.	IT Services	4,940	174,268
	Odakyu Electric Railway Co. Ltd.	Ground Transportation	4,800	53,658
	Oji Holdings Corp.	Paper & Forest Products	14,400	57,785
	OKUMA Corp.	Machinery	776	16,617
	Olympus Corp.	Health Care Equipment & Supplies	16,800	319,287
	Omron Corp.	Electronic Equipment, Instruments & Components	2,804	128,340
	Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	7,200	96,216
	Open House Group Co. Ltd.	Household Durables	1,178	44,513
	Oracle Corp.	Software	504	51,954
	Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	16,800	434,329
	ORIX Corp.	Financial Services	17,000	394,337
	Orix JREIT, Inc.	Office REITs	48	51,544
	Osaka Gas Co. Ltd.	Gas Utilities	5,840	131,629
	OSG Corp.	Machinery	1,228	17,380
	Otsuka Corp.	IT Services	3,218	79,730
	Otsuka Holdings Co. Ltd.	Pharmaceuticals	7,464	421,781
	PALTAC Corp.	Distributors	512	15,785
	Pan Pacific International Holdings Corp.	Broadline Retail	6,404	165,428
	Panasonic Holdings Corp.	Household Durables	31,200	271,124
[a]	Park24 Co. Ltd.	Commercial Services & Supplies	2,400	30,076
	Penta-Ocean Construction Co. Ltd.	Construction & Engineering	4,800	21,450
[a]	PeptiDream, Inc.	Biotechnology	1,500	27,905
	Persol Holdings Co. Ltd.	Professional Services	26,400	47,396
	Rakus Co. Ltd.	Software	1,560	24,391
[a]	Rakuten Bank Ltd.	Banks	1,268	28,589
[a]	Rakuten Group, Inc.	Broadline Retail	21,600	139,772
	Recruit Holdings Co. Ltd.	Professional Services	20,713	1,260,533
	Relo Group, Inc.	Real Estate Management & Development	2,400	31,510
	Renesas Electronics Corp.	Semiconductors & Semiconductor Equipment	24,000	348,825
	Rengo Co. Ltd.	Containers & Packaging	2,400	16,760
	Resona Holdings, Inc.	Banks	33,600	234,336
	Resonac Holdings Corp.	Chemicals	2,400	61,745
	Resorttrust, Inc.	Hotels, Restaurants & Leisure	939	18,880
	Ricoh Co. Ltd.	Technology Hardware, Storage & Peripherals	8,600	92,740
	Rinnai Corp.	Household Durables	1,400	34,560
	Rohm Co. Ltd.	Semiconductors & Semiconductor Equipment	4,800	53,893
	Rohto Pharmaceutical Co. Ltd.	Personal Care Products	2,996	74,816
	Rorze Corp.	Semiconductors & Semiconductor Equipment	1,500	20,659
	Ryohin Keikaku Co. Ltd.	Broadline Retail	3,758	69,201
	Sankyo Co. Ltd.	Leisure Products	2,400	35,336
	Sankyu, Inc.	Air Freight & Logistics	723	24,333
	Sanrio Co. Ltd.	Specialty Retail	2,714	78,361
franklintempleton.com	Semi-Annual Report	124

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Japan Hedged ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	4,800	$ 58,205
	Sanwa Holdings Corp.	Building Products	2,400	63,339
	Sapporo Holdings Ltd.	Beverages	1,025	56,675
	Sawai Group Holdings Co. Ltd.	Pharmaceuticals	2,034	28,973
	SBI Holdings, Inc.	Capital Markets	4,800	110,570
	SCREEN Holdings Co. Ltd.	Semiconductors & Semiconductor Equipment	1,245	86,804
	SCSK Corp.	IT Services	2,400	49,656
	Secom Co. Ltd.	Commercial Services & Supplies	6,258	231,612
	Sega Sammy Holdings, Inc.	Leisure Products	2,400	47,987
	Seibu Holdings, Inc.	Ground Transportation	3,200	71,387
	Seiko Epson Corp.	Technology Hardware, Storage & Peripherals	3,800	70,121
	Seino Holdings Co. Ltd.	Ground Transportation	2,400	40,386
	Sekisui Chemical Co. Ltd.	Household Durables	4,800	74,883
	Sekisui House Ltd.	Household Durables	8,300	230,594
	Sekisui House Reit, Inc.	Diversified REITs	72	38,255
	Seven & i Holdings Co. Ltd.	Consumer Staples Distribution & Retail	36,000	540,352
	Seven Bank Ltd.	Banks	9,600	19,215
	SG Holdings Co. Ltd.	Air Freight & Logistics	7,200	77,567
[a]	Sharp Corp.	Household Durables	2,400	15,936
[a]	SHIFT, Inc.	IT Services	170	16,235
	Shikoku Electric Power Co., Inc.	Electric Utilities	2,400	21,351
	Shimadzu Corp.	Electronic Equipment, Instruments & Components	4,300	143,514
	Shimamura Co. Ltd.	Specialty Retail	672	36,757
	Shimano, Inc.	Leisure Products	1,198	227,556
	Shimizu Corp.	Construction & Engineering	7,200	49,505
	Shin-Etsu Chemical Co. Ltd.	Chemicals	29,485	1,232,046
[a]	Shinko Electric Industries Co. Ltd.	Semiconductors & Semiconductor Equipment	1,010	38,758
	Shionogi & Co. Ltd.	Pharmaceuticals	11,091	159,224
	Ship Healthcare Holdings, Inc.	Health Care Providers & Services	1,273	20,812
	Shiseido Co. Ltd.	Personal Care Products	6,016	162,975
	Shizuoka Financial Group, Inc.	Banks	7,200	62,643
	SHO-BOND Holdings Co. Ltd.	Construction & Engineering	794	31,485
	Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure	2,400	38,767
	SMC Corp.	Machinery	812	361,324
	Socionext, Inc.	Semiconductors & Semiconductor Equipment	2,861	56,724
	SoftBank Corp.	Wireless Telecommunication Services	415,200	543,383
	SoftBank Group Corp.	Wireless Telecommunication Services	15,154	892,777
	Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	7,200	52,097
	Sojitz Corp.	Trading Companies & Distributors	3,239	76,197
	Sompo Holdings, Inc.	Insurance	14,400	322,248
	Sony Group Corp.	Household Durables	92,535	1,796,812
	Sotetsu Holdings, Inc.	Ground Transportation	1,159	19,325
	Square Enix Holdings Co. Ltd.	Entertainment	1,251	49,807
	Stanley Electric Co. Ltd.	Automobile Components	2,400	44,690
	Subaru Corp.	Automobiles	9,600	166,577
	Sugi Holdings Co. Ltd.	Consumer Staples Distribution & Retail	1,421	26,480
	SUMCO Corp.	Semiconductors & Semiconductor Equipment	4,800	51,745
	Sumitomo Bakelite Co. Ltd.	Chemicals	1,080	30,330
	Sumitomo Chemical Co. Ltd.	Chemicals	24,000	68,372
	Sumitomo Corp.	Trading Companies & Distributors	15,976	356,735
	Sumitomo Electric Industries Ltd.	Automobile Components	12,000	192,575
	Sumitomo Forestry Co. Ltd.	Household Durables	2,400	119,044
	Sumitomo Heavy Industries Ltd.	Machinery	1,678	40,355
	Sumitomo Metal Mining Co. Ltd.	Metals & Mining	3,616	108,475
	Sumitomo Mitsui Financial Group, Inc.	Banks	57,534	1,224,770
	Sumitomo Mitsui Trust Holdings, Inc.	Banks	10,900	258,403
	Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	6,479	217,688
125	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Japan Hedged ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Sumitomo Rubber Industries Ltd.	Automobile Components	2,400	$ 26,300
	Sundrug Co. Ltd.	Consumer Staples Distribution & Retail	856	25,338
	Suntory Beverage & Food Ltd.	Beverages	1,904	71,799
	Suzuken Co. Ltd.	Health Care Providers & Services	1,237	43,266
	Suzuki Motor Corp.	Automobiles	28,800	320,638
	Sysmex Corp.	Health Care Equipment & Supplies	8,700	171,944
	T&D Holdings, Inc.	Insurance	8,000	139,541
	Taiheiyo Cement Corp.	Construction Materials	1,578	37,166
	Taisei Corp.	Construction & Engineering	2,400	105,034
	Taiyo Yuden Co. Ltd.	Electronic Equipment, Instruments & Components	1,800	36,688
	Takara Holdings, Inc.	Beverages	2,400	20,419
	Takasago Thermal Engineering Co. Ltd.	Building Products	900	32,341
	Takashimaya Co. Ltd.	Broadline Retail	4,800	38,356
	Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	24,000	688,423
	TDK Corp.	Electronic Equipment, Instruments & Components	28,135	358,572
	TechnoPro Holdings, Inc.	Professional Services	1,409	27,374
	Teijin Ltd.	Chemicals	2,400	23,758
	Terumo Corp.	Health Care Equipment & Supplies	22,000	415,268
	THK Co. Ltd.	Machinery	2,400	42,181
	TIS, Inc.	IT Services	3,435	87,676
	Tobu Railway Co. Ltd.	Ground Transportation	3,177	55,593
	Toda Corp.	Construction & Engineering	4,800	31,607
	Toho Co. Ltd.	Entertainment	1,584	64,372
	Toho Gas Co. Ltd.	Gas Utilities	1,305	36,210
	Tohoku Electric Power Co., Inc.	Electric Utilities	7,200	69,010
	Tokai Carbon Co. Ltd.	Chemicals	2,400	15,453
	Tokio Marine Holdings, Inc.	Insurance	29,418	1,075,822
	Tokyo Century Corp.	Financial Services	4,800	53,893
[a]	Tokyo Electric Power Co. Holdings, Inc.	Electric Utilities	21,600	96,176
	Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	6,767	1,196,431
	Tokyo Gas Co. Ltd.	Gas Utilities	5,429	126,654
	Tokyo Ohka Kogyo Co. Ltd.	Chemicals	1,712	41,759
	Tokyo Seimitsu Co. Ltd.	Semiconductors & Semiconductor Equipment	576	30,403
	Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	3,062	49,160
	Tokyu Corp.	Ground Transportation	7,200	93,272
	Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	9,600	66,175
	TOPPAN Holdings, Inc.	Commercial Services & Supplies	4,200	124,614
	Toray Industries, Inc.	Chemicals	24,000	141,477
	Toridoll Holdings Corp.	Hotels, Restaurants & Leisure	600	15,604
	Tosoh Corp.	Chemicals	4,800	64,195
	TOTO Ltd.	Building Products	2,400	89,547
	Toyo Seikan Group Holdings Ltd.	Containers & Packaging	2,400	37,768
	Toyo Suisan Kaisha Ltd.	Food Products	1,353	88,431
	Toyo Tire Corp.	Automobile Components	1,400	20,426
	Toyoda Gosei Co. Ltd.	Automobile Components	1,251	21,383
	Toyota Boshoku Corp.	Automobile Components	918	11,988
	Toyota Industries Corp.	Machinery	2,481	191,226
	Toyota Motor Corp.	Automobiles	183,726	3,265,683
	Toyota Tsusho Corp.	Trading Companies & Distributors	10,213	184,568
	Trend Micro, Inc.	Software	1,972	116,991
	Tsumura & Co.	Pharmaceuticals	994	31,354
	Tsuruha Holdings, Inc.	Consumer Staples Distribution & Retail	687	43,562
	UBE Corp.	Chemicals	1,500	27,994
	Ulvac, Inc.	Semiconductors & Semiconductor Equipment	751	40,002
	Unicharm Corp.	Household Products	5,886	213,277
	United Urban Investment Corp.	Diversified REITs	48	46,342
	Ushio, Inc.	Electrical Equipment	1,500	21,288
franklintempleton.com	Semi-Annual Report	126

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Japan Hedged ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	USS Co. Ltd.	Specialty Retail	7,200	$ 68,280
	Welcia Holdings Co. Ltd.	Consumer Staples Distribution & Retail	1,785	25,432
	West Japan Railway Co.	Ground Transportation	7,200	137,114
	Workman Co. Ltd.	Specialty Retail	776	24,196
	Yakult Honsha Co. Ltd.	Food Products	4,800	111,376
	Yamada Holdings Co. Ltd.	Specialty Retail	9,600	30,114
	Yamaguchi Financial Group, Inc.	Banks	2,400	25,998
	Yamaha Corp.	Leisure Products	7,200	62,089
	Yamaha Motor Co. Ltd.	Automobiles	14,400	128,859
	Yamato Holdings Co. Ltd.	Air Freight & Logistics	4,800	54,832
	Yamato Kogyo Co. Ltd.	Metals & Mining	586	29,320
	Yamazaki Baking Co. Ltd.	Food Products	2,400	47,743
	Yaoko Co. Ltd.	Consumer Staples Distribution & Retail	408	27,731
	Yaskawa Electric Corp.	Machinery	4,076	142,421
	Yokogawa Electric Corp.	Electronic Equipment, Instruments & Components	3,592	91,784
	Yokohama Rubber Co. Ltd.	Automobile Components	2,400	53,893
	Zenkoku Hosho Co. Ltd.	Financial Services	690	27,226
	Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	1,515	84,054
	Zeon Corp.	Chemicals	2,400	22,810
	ZOZO, Inc.	Specialty Retail	1,700	61,967
	Total Common Stocks (Cost $66,480,732)			72,237,496
	Total Investments before Short-Term Investments (Cost $66,480,732)			72,237,496
	Short-Term Investments 0.9%
	Money Market Funds 0.9%
	United States 0.9%
[b,c]	Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	Money Market Funds	683,395	683,395
	Total Short-Term Investments (Cost $683,395)			683,395
	Total Investments (Cost $67,164,127) 100.1%			72,920,891
	Other Assets, less Liabilities (0.1)%			(74,553)
	Net Assets 100.0%			$ 72,846,338
[a]Non-income producing.
[b]The rate shown is the annualized seven-day effective yield at period end.
[c]See Note 3(c) regarding investments in affiliated management investment companies.
At September 30, 2024,  the Fund had the following forward exchange contracts outstanding. See  Note 1(c).
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Japanese Yen	UBSW	Buy	4,265,759,000	$ 29,419,129	10/02/24	$ —	$ (403,012)
Japanese Yen	SSBT	Buy	4,265,759,000	29,420,448	10/02/24	—	(401,693)
Japanese Yen	BOFA	Buy	2,132,880,000	14,710,451	10/02/24	—	(200,623)
Japanese Yen	BOFA	Sell	2,132,880,000	14,910,928	10/02/24	146	—
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Japan Hedged ETF (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	UBSW	Sell	4,265,759,000	$ 29,821,849	10/02/24	$ 292	$ —
Japanese Yen	SSBT	Buy	4,322,482,000	30,357,877	11/05/24	—	(949)
Japanese Yen	UBSW	Buy	4,322,482,000	30,357,983	11/05/24	—	(842)
Japanese Yen	BOFA	Buy	2,161,241,000	15,179,024	11/05/24	—	(389)
Total Forward Exchange Contracts						$438	$(1,007,508)
Net unrealized appreciation (depreciation)							$(1,007,070)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
At September 30, 2024, the Fund had the following futures contracts outstanding. See  Note 1(c).
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
Mini Topix Index Futures	Long	24	$ 444,211	12/12/24	$ (6,855)
Nikkei 225 Mini	Long	33	875,525	12/12/24	43,348
Total Futures Contracts					$36,493

*As of period end.
See  Note 7 regarding other derivative information.
See Abbreviations on page 207.
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Franklin Templeton ETF Trust
Financial Highlights
Franklin FTSE Latin America ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$23.61	$20.42	$25.25	$22.40	$15.20	$26.41
Income from investment operations[a]:
Net investment income[b]	0.68	1.32	1.66	1.54	0.57	0.77
Net realized and unrealized gains (losses)	(2.85)	3.21	(4.62)	2.83	7.13	(11.08)
Total from investment operations	(2.17)	4.53	(2.96)	4.37	7.70	(10.31)
Less distributions from net investment income	(0.57)	(1.34)	(1.87)	(1.52)	(0.50)	(0.90)
Net asset value, end of period	$20.87	$23.61	$20.42	$25.25	$22.40	$15.20
Total return[c]	(9.09)%	22.39%	(11.05)%	21.12%	50.80%	(40.49)%
Ratios to average net assets[d]
Total expenses	0.19%	0.19%	0.19%	0.19%	0.19%	0.21%
Net investment income	6.26%	5.82%	8.09%	6.75%	2.86%	2.97%
Supplemental data
Net assets, end of period (000’s)	$52,181	$68,479	$67,372	$7,575	$4,480	$1,520
Portfolio turnover rate[e]	4.45%[f]	8.97%[f]	10.49%[f]	18.50%[f]	10.21%[f]	12.74%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Ratios are annualized for periods less than one year.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash ("Cash creations").
[f]Portfolio turnover rate excluding cash creations was as follows:	3.42%	6.40%	10.49%	18.50%	10.21%	12.74%
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Franklin Templeton ETF Trust
Schedule of Investments, September 30, 2024 (unaudited)
Franklin FTSE Latin America ETF
		Industry	Shares	Value
	Common Stocks 79.5%
	Brazil 43.5%
	Allos SA	Real Estate Management & Development	37,500	$ 150,460
	Alupar Investimento SA, UNIT	Electric Utilities	10,000	56,098
	Ambev SA	Beverages	367,500	882,680
[a]	Atacadao SA	Consumer Staples Distribution & Retail	45,000	76,435
	Auren Energia SA	Independent Power Producers & Energy Traders	30,000	57,622
	B3 SA - Brasil Bolsa Balcao	Capital Markets	467,500	919,410
	Banco Bradesco SA	Banks	127,500	306,470
	Banco BTG Pactual SA	Capital Markets	98,700	602,988
	Banco do Brasil SA	Banks	144,100	719,203
	Banco Santander Brasil SA	Banks	30,000	156,396
	BB Seguridade Participacoes SA	Insurance	57,500	374,830
[a]	BRF SA	Food Products	55,000	238,854
	Caixa Seguridade Participacoes SA	Insurance	37,500	100,192
	CCR SA	Transportation Infrastructure	95,000	211,080
	Centrais Eletricas Brasileiras SA	Electric Utilities	107,500	776,768
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	Water Utilities	36,200	600,918
	Cia Energetica de Minas Gerais	Electric Utilities	5,000	13,387
	Cia Paranaense de Energia - Copel	Electric Utilities	67,500	113,909
	Cia Siderurgica Nacional SA	Metals & Mining	52,500	124,266
	Cosan SA	Oil, Gas & Consumable Fuels	100,000	240,185
	CPFL Energia SA	Electric Utilities	15,000	93,457
	CSN Mineracao SA	Metals & Mining	45,000	57,016
[a]	Embraer SA	Aerospace & Defense	62,000	546,135
	Energisa SA	Electric Utilities	27,500	226,179
[a]	Eneva SA	Independent Power Producers & Energy Traders	32,500	83,372
	Engie Brasil Energia SA	Independent Power Producers & Energy Traders	15,000	116,925
	Equatorial Energia SA	Electric Utilities	77,500	462,512
[a]	Equatorial Energia SA	Electric Utilities	4,940	29,518
[b]	GPS Participacoes e Empreendimentos SA	Commercial Services & Supplies	35,000	119,799
	Grupo Mateus SA	Consumer Staples Distribution & Retail	32,500	44,222
[a,b]	Hapvida Participacoes e Investimentos SA	Health Care Providers & Services	400,000	293,804
	Hypera SA	Pharmaceuticals	33,900	163,281
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	Communications Equipment	5,000	18,455
	Itau Unibanco Holding SA	Banks	37,500	216,428
	Klabin SA	Containers & Packaging	70,000	268,519
	Localiza Rent a Car SA	Ground Transportation	83,241	626,700
	Lojas Renner SA	Specialty Retail	80,000	265,305
	M Dias Branco SA	Food Products	10,000	46,788
[a]	Magazine Luiza SA	Broadline Retail	32,500	57,889
[a]	Marfrig Global Foods SA	Food Products	27,500	68,879
	Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	27,500	129,526
	Natura & Co. Holding SA	Personal Care Products	80,000	206,398
	Neoenergia SA	Electric Utilities	20,000	71,982
	Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	312,500	2,253,457
	Porto Seguro SA	Insurance	15,000	100,426
	PRIO SA	Oil, Gas & Consumable Fuels	56,900	452,730
	Raia Drogasil SA	Consumer Staples Distribution & Retail	95,000	444,664
[b]	Rede D’Or Sao Luiz SA	Health Care Providers & Services	65,000	369,174
	Rumo SA	Ground Transportation	105,000	385,618
	Santos Brasil Participacoes SA	Transportation Infrastructure	60,000	162,621
	Sao Martinho SA	Food Products	13,300	64,011
[a]	Sendas Distribuidora SA	Consumer Staples Distribution & Retail	112,500	154,316
	SLC Agricola SA	Food Products	17,000	56,815
	Smartfit Escola de Ginastica e Danca SA	Hotels, Restaurants & Leisure	10,000	39,370
	Suzano SA	Paper & Forest Products	57,500	574,810
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Latin America ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Brazil (continued)
	Telefonica Brasil SA	Diversified Telecommunication Services	36,500	$ 374,129
	TIM SA	Wireless Telecommunication Services	67,500	232,156
	TOTVS SA	Software	37,500	196,665
	Transmissora Alianca de Energia Eletrica SA	Electric Utilities	17,500	110,030
	Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	70,000	272,632
	Usinas Siderurgicas de Minas Gerais SA Usiminas	Metals & Mining	15,000	16,554
	Vale SA	Metals & Mining	326,290	3,805,259
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	Ground Transportation	32,500	39,448
	Vibra Energia SA	Specialty Retail	92,500	397,462
	WEG SA	Electrical Equipment	124,900	1,247,440
				22,685,027
	Chile 5.7%
	Aguas Andinas SA, Class A	Water Utilities	231,675	71,729
	Banco de Chile	Banks	3,674,525	469,393
	Banco de Credito e Inversiones SA	Banks	7,950	247,823
	Banco Itau Chile SA	Banks	6,250	72,725
	Banco Santander Chile	Banks	5,221,225	271,848
	Cencosud SA	Consumer Staples Distribution & Retail	111,575	225,536
	Cencosud Shopping SA	Real Estate Management & Development	40,625	70,604
	Cia Cervecerias Unidas SA	Beverages	11,125	65,667
	Cia Sud Americana de Vapores SA	Marine Transportation	1,466,575	89,834
	Colbun SA	Independent Power Producers & Energy Traders	610,475	82,811
	Empresas CMPC SA	Paper & Forest Products	100,575	175,186
	Empresas Copec SA	Specialty Retail	41,125	275,724
	Enel Americas SA	Electric Utilities	1,602,425	163,812
	Enel Chile SA	Electric Utilities	2,095,550	115,525
[a]	Falabella SA	Broadline Retail	66,750	247,553
	Latam Airlines Group SA	Passenger Airlines	16,975,425	218,739
	Plaza SA	Real Estate Management & Development	27,975	48,042
	Quinenco SA	Industrial Conglomerates	22,200	77,362
				2,989,913
	Colombia 0.8%
	Cementos Argos SA	Construction Materials	43,125	77,488
	Ecopetrol SA	Oil, Gas & Consumable Fuels	399,400	179,891
	Interconexion Electrica SA ESP	Electric Utilities	37,175	152,119
				409,498
	Mexico 28.2%
	Alfa SAB de CV, Class A	Industrial Conglomerates	304,100	249,926
	Alpek SAB de CV	Chemicals	31,275	20,103
	Alsea SAB de CV	Hotels, Restaurants & Leisure	43,250	119,455
	America Movil SAB de CV	Wireless Telecommunication Services	1,892,300	1,559,058
	Arca Continental SAB de CV	Beverages	36,150	339,517
[b]	Banco del Bajio SA	Banks	59,500	139,689
	Becle SAB de CV	Beverages	45,450	71,947
	Cemex SAB de CV	Construction Materials	1,274,175	783,928
	Coca-Cola Femsa SAB de CV	Beverages	44,275	393,691
	Concentradora Fibra Danhos SA de CV	Diversified REITs	20,475	21,998
	Corp. Inmobiliaria Vesta SAB de CV	Real Estate Management & Development	71,800	194,683
	El Puerto de Liverpool SAB de CV, Class C1	Broadline Retail	16,575	99,558
	Fibra Uno Administracion SA de CV	Diversified REITs	241,775	282,700
	Fomento Economico Mexicano SAB de CV	Beverages	153,575	1,522,744
	Gentera SAB de CV	Consumer Finance	83,800	94,052
	Gruma SAB de CV, Class B	Food Products	15,075	281,189
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Latin America ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Mexico (continued)
	Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure	22,875	$ 194,149
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	Transportation Infrastructure	33,050	576,461
	Grupo Aeroportuario del Sureste SAB de CV, Class B	Transportation Infrastructure	16,825	478,408
	Grupo Bimbo SAB de CV	Food Products	182,500	630,864
	Grupo Carso SAB de CV	Industrial Conglomerates	37,925	235,846
	Grupo Comercial Chedraui SA de CV	Consumer Staples Distribution & Retail	21,325	160,966
[c]	Grupo Elektra SAB de CV	Banks	5,025	193,791
	Grupo Financiero Banorte SAB de CV, Class O	Banks	242,775	1,727,738
[a]	Grupo Financiero Inbursa SAB de CV, Class O	Banks	166,125	377,981
	Grupo Mexico SAB de CV, Class B	Metals & Mining	265,800	1,488,464
	Grupo Televisa SAB	Media	203,225	103,365
[a]	Industrias Penoles SAB de CV	Metals & Mining	10,425	138,989
	Kimberly-Clark de Mexico SAB de CV, Class A	Household Products	70,150	113,946
	Megacable Holdings SAB de CV	Media	25,025	52,113
	Operadora De Sites Mexicanos SAB de CV	Diversified Telecommunication Services	105,200	83,024
	Orbia Advance Corp. SAB de CV	Chemicals	79,775	81,029
	Prologis Property Mexico SA de CV	Industrial REITs	66,500	218,512
	Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure	18,350	173,483
	Qualitas Controladora SAB de CV	Insurance	13,950	109,575
	Regional SAB de CV	Banks	19,875	115,902
	Wal-Mart de Mexico SAB de CV, Class V	Consumer Staples Distribution & Retail	433,600	1,308,852
				14,737,696
	United States 1.3%
	GCC SAB de CV	Construction Materials	13,700	102,998
	JBS SA	Food Products	95,000	551,774
				654,772
	Total Common Stocks (Cost $37,143,650)			41,476,906
	Preferred Stocks 19.6%
	Brazil 17.9%
[a]	Alpargatas SA, pfd.	Textiles, Apparel & Luxury Goods	20,000	25,524
[d]	Banco Bradesco SA, 7.585%, pfd.	Banks	435,000	1,174,208
[d]	Bradespar SA, 13.808%, pfd.	Metals & Mining	22,500	83,541
[a]	Braskem SA, Class A, pfd.	Chemicals	15,000	54,896
[d]	Centrais Eletricas Brasileiras SA, 4.171%, pfd.	Electric Utilities	22,500	180,593
[d]	Cia Energetica de Minas Gerais, 12.798%, pfd.	Electric Utilities	137,500	287,837
[d]	Cia Paranaense de Energia - Copel, Class B, 3.238%, pfd.	Electric Utilities	90,000	168,405
[d]	CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 7.708%, pfd.	Electric Utilities	22,500	100,398
[d]	Gerdau SA, 4.581%, pfd.	Metals & Mining	110,000	385,802
[d]	Itau Unibanco Holding SA, 5.998%, pfd.	Banks	407,500	2,702,050
[d]	Itausa SA, 6.061%, pfd.	Banks	457,500	929,987
[d]	Metalurgica Gerdau SA, 11.447%, pfd.	Metals & Mining	55,000	110,287
[d]	Petroleo Brasileiro SA, 12.966%, pfd.	Oil, Gas & Consumable Fuels	460,000	3,041,720
[d]	Unipar Carbocloro SA, 5.938%, pfd.	Chemicals	4,494	38,480
[d]	Usinas Siderurgicas de Minas Gerais SA Usiminas, 4.535%, pfd.	Metals & Mining	40,000	45,834
				9,329,562
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Latin America ETF (continued)
		Industry	Shares	Value
	Preferred Stocks (continued)
	Chile 1.1%
[d]	Embotelladora Andina SA, Class B, 5.627%, pfd.	Beverages	31,650	$ 106,804
[d]	Sociedad Quimica y Minera de Chile SA, Class B, Class B, 0.002%, pfd.	Chemicals	11,450	475,713
				582,517
	Colombia 0.6%
[d]	Bancolombia SA, 10.657%, pfd.	Banks	37,675	299,484
	Total Preferred Stocks (Cost $8,682,831)			10,211,563
	Right 0.0%†
	Brazil 0.0%†
[a]	Diagnosticos da America SA	Health Care Providers & Services	18,066	67
	Total Rights (Cost $0)			67
	Total Investments before Short-Term Investments (Cost $45,826,481)			51,688,536
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[e,f]	Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	Money Market Funds	1,565	1,565
	Total Short-Term Investments (Cost $1,565)			1,565
	Total Investments (Cost $45,828,046) 99.1%			51,690,101
	Other Assets, less Liabilities 0.9%			490,458
	Net Assets 100.0%			$ 52,180,559
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2024, the value of was $922,466, representing 1.8% of net assets.
[c]Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
[d]Variable rate security. The rate shown represents the yield at period end.
[e]The rate shown is the annualized seven-day effective yield at period end.
[f]See Note 3(c) regarding investments in affiliated management investment companies.
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Franklin Templeton ETF Trust
Franklin FTSE Latin America ETF (continued)
At September 30, 2024, the Fund had the following futures contracts outstanding. See  Note 1(c).
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
Bovespa Index	Long	15	$ 365,183	10/16/24	$ (7,841)
Index Contracts
Mex Bolsa Index	Long	6	163,119	12/20/24	199
Total Futures Contracts					$(7,642)

*As of period end.
See  Note 7 regarding other derivative information.
See Abbreviations on page 207.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	134

Franklin Templeton ETF Trust
Financial Highlights
Franklin FTSE Mexico ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$33.73	$29.28	$27.49	$22.14	$14.35	$22.11
Income from investment operations[a]:
Net investment income[b]	0.56	0.85	0.91	0.66	0.33	0.64
Net realized and unrealized gains (losses)	(7.36)	4.56	1.91	5.48	7.78	(7.73)
Total from investment operations	(6.80)	5.41	2.82	6.14	8.11	(7.09)
Less distributions from net investment income	(0.19)	(0.96)	(1.03)	(0.79)	(0.32)	(0.67)
Net asset value, end of period	$26.74	$33.73	$29.28	$27.49	$22.14	$14.35
Total return[c]	(20.20)%	18.66%	11.15%	28.33%	56.94%	(33.13)%
Ratios to average net assets[d]
Total expenses	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%
Net investment income	3.89%	2.76%	3.55%	2.73%	1.80%	2.93%
Supplemental data
Net assets, end of period (000’s)	$94,930	$45,531	$24,890	$12,372	$5,536	$2,871
Portfolio turnover rate[e]	4.23%[f]	9.92%[f]	11.16%[f]	22.39%[f]	18.32%[f]	19.32%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Ratios are annualized for periods less than one year.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash ("Cash creations").
[f]Portfolio turnover rate excluding cash creations was as follows:	3.95%	9.79%	11.16%	22.39%	18.32%	19.32%
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Franklin Templeton ETF Trust
Schedule of Investments, September 30, 2024 (unaudited)
Franklin FTSE Mexico ETF
		Industry	Shares	Value
	Common Stocks 99.8%
	Mexico 99.0%
	Alfa SAB de CV, Class A	Industrial Conglomerates	2,239,695	$ 1,840,704
[a]	Alpek SAB de CV	Chemicals	232,170	149,237
	Alsea SAB de CV	Hotels, Restaurants & Leisure	319,074	881,271
	America Movil SAB de CV	Wireless Telecommunication Services	11,186,689	9,216,663
	Arca Continental SAB de CV	Beverages	266,605	2,503,927
[b]	Banco del Bajio SA	Banks	438,922	1,030,466
	Becle SAB de CV	Beverages	333,842	528,472
	Cemex SAB de CV	Construction Materials	7,175,402	4,414,618
	Coca-Cola Femsa SAB de CV	Beverages	315,595	2,806,255
	Concentradora Fibra Danhos SA de CV	Diversified REITs	151,301	162,555
	Corp. Inmobiliaria Vesta SAB de CV	Real Estate Management & Development	529,589	1,435,958
	El Puerto de Liverpool SAB de CV, Class C1	Broadline Retail	122,333	734,797
	Fibra Uno Administracion SA de CV	Diversified REITs	1,765,131	2,063,912
	Fomento Economico Mexicano SAB de CV	Beverages	907,096	8,994,142
	Gentera SAB de CV	Consumer Finance	618,126	693,744
	Gruma SAB de CV, Class B	Food Products	110,760	2,065,972
	Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure	168,696	1,431,790
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	Transportation Infrastructure	202,634	3,534,362
	Grupo Aeroportuario del Sureste SAB de CV, Class B	Transportation Infrastructure	110,405	3,139,294
	Grupo Bimbo SAB de CV	Food Products	1,075,863	3,719,033
	Grupo Carso SAB de CV	Industrial Conglomerates	279,811	1,740,076
	Grupo Comercial Chedraui SA de CV	Consumer Staples Distribution & Retail	157,407	1,188,141
[c]	Grupo Elektra SAB de CV	Banks	37,977	1,464,600
	Grupo Financiero Banorte SAB de CV, Class O	Banks	1,426,745	10,153,603
[d]	Grupo Financiero Inbursa SAB de CV, Class O	Banks	1,179,878	2,684,551
	Grupo Mexico SAB de CV, Class B	Metals & Mining	1,582,164	8,860,022
	Grupo Televisa SAB	Media	1,487,237	756,441
[d]	Industrias Penoles SAB de CV	Metals & Mining	76,822	1,024,215
	Kimberly-Clark de Mexico SAB de CV, Class A	Household Products	515,176	836,813
	Megacable Holdings SAB de CV	Media	185,523	386,341
	Operadora De Sites Mexicanos SAB de CV	Diversified Telecommunication Services	776,101	612,503
	Orbia Advance Corp. SAB de CV	Chemicals	589,016	598,271
	Prologis Property Mexico SA de CV	Industrial REITs	490,610	1,612,090
	Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure	135,468	1,280,733
	Qualitas Controladora SAB de CV	Insurance	102,808	807,537
	Regional SAB de CV	Banks	146,544	854,578
	Wal-Mart de Mexico SAB de CV, Class V	Consumer Staples Distribution & Retail	2,589,299	7,815,979
				94,023,666
	United States 0.8%
	GCC SAB de CV	Construction Materials	101,104	760,111
	Total Common Stocks (Cost $104,999,078)			94,783,777
	Total Investments before Short-Term Investments (Cost $104,999,078)			94,783,777
	Short-Term Investments 0.1%
	Investments from Cash Collateral Received for Loaned Securities 0.1%
	United States 0.1%
[e,f]	Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	Money Market Funds	70,000	70,000
franklintempleton.com	Semi-Annual Report	136

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Mexico ETF (continued)
		Industry	Shares	Value
	Short-Term Investments (continued)
	Money Market Funds 0.0%†
	United States 0.0%†
[e,f]	Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	Money Market Funds	5,561	$ 5,561
	Total Short-Term Investments (Cost $75,561)			75,561
	Total Investments (Cost $105,074,639) 99.9%			94,859,338
	Other Assets, less Liabilities 0.1%			70,213
	Net Assets 100.0%			$ 94,929,551
†Rounds to less than 0.1% of net assets.
[a]A portion or all of the security is on loan at September 30, 2024. See Note 1(d).
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2024, the value of was $1,030,466, representing 1.1% of net assets.
[c]Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
[d]Non-income producing.
[e]The rate shown is the annualized seven-day effective yield at period end.
[f]See Note 3(c) regarding investments in affiliated management investment companies.
At September 30, 2024, the Fund had the following futures contracts outstanding. See  Note 1(c).
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
Mex Bolsa Index	Long	4	$ 108,746	12/20/24	$ (25)

*As of period end.
See  Note 7 regarding other derivative information.
See Abbreviations on page 207.
137	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Franklin FTSE Saudi Arabia ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$37.57	$33.65	$41.30	$30.33	$20.15	$27.89
Income from investment operations[a]:
Net investment income[b]	0.72	0.99	1.38	0.62	0.52	0.89
Net realized and unrealized gains (losses)	(1.05)	4.05	(8.40)	11.03	10.23	(7.80)
Total from investment operations	(0.33)	5.04	(7.02)	11.65	10.75	(6.91)
Less distributions from net investment income	(0.54)	(1.12)	(0.63)	(0.68)	(0.57)	(0.83)
Net asset value, end of period	$36.70	$37.57	$33.65	$41.30	$30.33	$20.15
Total return[c]	(2.02)%	15.21%	(17.04)%	38.99%	54.12%	(25.51)%
Ratios to average net assets[d]
Total expenses	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	4.02%	2.79%	3.97%	1.77%	2.11%	3.46%
Supplemental data
Net assets, end of period (000’s)	$18,350	$18,786	$21,874	$4,130	$3,033	$2,015
Portfolio turnover rate[e]	8.88%[f]	14.55%[f]	5.44%[f]	15.51%[f]	16.74%[f]	32.37%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Ratios are annualized for periods less than one year.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash ("Cash creations").
[f]Portfolio turnover rate excluding cash creations was as follows:	8.88%	14.32%	5.44%	15.51%	16.74%	32.37%
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Franklin Templeton ETF Trust
Schedule of Investments, September 30, 2024 (unaudited)
Franklin FTSE Saudi Arabia ETF
		Industry	Shares	Value
	Common Stocks 99.9%
	Saudi Arabia 99.9%
	Abdullah Al Othaim Markets Co.	Consumer Staples Distribution & Retail	24,190	$ 76,863
	ACWA Power Co.	Independent Power Producers & Energy Traders	11,170	1,472,699
	Ades Holding Co.	Energy Equipment & Services	23,650	126,843
[a]	Advanced Petrochemical Co.	Chemicals	6,890	71,262
	Al Rajhi Bank	Banks	98,810	2,296,804
[a]	Al Rajhi Co. for Co-operative Insurance	Insurance	2,660	135,999
	Aldrees Petroleum & Transport Services Co.	Specialty Retail	2,660	94,732
	Alinma Bank	Banks	66,620	506,123
	Almarai Co. JSC	Food Products	13,240	194,820
	Arab National Bank	Banks	48,270	245,764
[b]	Arabian Centres Co.	Real Estate Management & Development	9,860	57,403
[a]	Arabian Contracting Services Co.	Media	810	43,227
	Arabian Drilling Co.	Energy Equipment & Services	1,460	44,757
	Arabian Internet & Communications Services Co.	IT Services	1,360	102,234
	Astra Industrial Group	Industrial Conglomerates	1,860	83,297
	Bank AlBilad	Banks	33,430	351,107
[a]	Bank Al-Jazira	Banks	27,310	124,924
	Banque Saudi Fransi	Banks	31,890	273,727
	BinDawood Holding Co.	Consumer Staples Distribution & Retail	15,920	33,101
	Bupa Arabia for Cooperative Insurance Co.	Insurance	4,030	222,588
	Catrion Catering Holding Co.	Commercial Services & Supplies	2,190	64,800
	Co. for Cooperative Insurance	Insurance	4,000	157,381
	Dallah Healthcare Co.	Health Care Providers & Services	2,030	87,122
[a]	Dar Al Arkan Real Estate Development Co.	Real Estate Management & Development	28,780	119,680
	Dr. Sulaiman Al Habib Medical Services Group Co.	Health Care Providers & Services	4,600	363,694
	Elm Co.	IT Services	1,390	431,073
[a]	Emaar Economic City	Real Estate Management & Development	19,880	46,475
	Etihad Etisalat Co.	Wireless Telecommunication Services	20,520	281,156
	Jamjoom Pharmaceuticals Factory Co.	Pharmaceuticals	1,490	75,704
	Jarir Marketing Co.	Specialty Retail	31,980	112,016
	Leejam Sports Co. JSC	Hotels, Restaurants & Leisure	1,370	75,523
	Mobile Telecommunications Co. Saudi Arabia	Wireless Telecommunication Services	23,950	69,972
	Mouwasat Medical Services Co.	Health Care Providers & Services	5,170	137,677
	Nahdi Medical Co.	Consumer Staples Distribution & Retail	2,830	99,277
[a]	National Industrialization Co., Class C	Chemicals	17,850	53,768
	Power & Water Utility Co. for Jubail & Yanbu	Multi-Utilities	4,080	65,473
	Qassim Cement Co.	Construction Materials	2,940	41,615
[a]	Rabigh Refining & Petrochemical Co.	Oil, Gas & Consumable Fuels	22,730	49,745
	Riyad Bank	Banks	79,810	530,166
	Riyadh Cables Group Co.	Electrical Equipment	3,290	86,911
	SABIC Agri-Nutrients Co.	Chemicals	12,690	401,869
	Sahara International Petrochemical Co.	Chemicals	19,320	151,155
	SAL Saudi Logistics Services	Air Freight & Logistics	1,310	102,247
[a]	Saudi Arabian Mining Co.	Metals & Mining	76,000	988,644
[b]	Saudi Arabian Oil Co.	Oil, Gas & Consumable Fuels	228,710	1,652,194
	Saudi Aramco Base Oil Co.	Chemicals	2,740	96,850
	Saudi Awwal Bank	Banks	51,550	476,144
	Saudi Basic Industries Corp.	Chemicals	47,320	944,785
	Saudi Cement Co.	Construction Materials	4,080	45,135
	Saudi Electricity Co.	Electric Utilities	42,510	188,787
	Saudi Ground Services Co.	Transportation Infrastructure	4,860	66,978
	Saudi Industrial Investment Group	Chemicals	20,110	104,962
	Saudi Investment Bank	Banks	33,310	115,787
[a]	Saudi Kayan Petrochemical Co.	Chemicals	39,970	89,499
	Saudi National Bank	Banks	149,590	1,367,739
[a]	Saudi Research & Media Group	Media	2,130	163,182
	Saudi Tadawul Group Holding Co.	Capital Markets	2,610	157,794
139	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Saudi Arabia ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Saudi Arabia (continued)
	Saudi Telecom Co.	Diversified Telecommunication Services	93,480	$ 1,088,947
	Saudia Dairy & Foodstuff Co.	Food Products	830	83,456
[a]	Savola Group	Food Products	30,216	217,474
[a]	Seera Group Holding	Hotels, Restaurants & Leisure	7,910	50,605
	United Electronics Co.	Specialty Retail	2,130	53,826
	Yamama Cement Co.	Construction Materials	5,400	45,343
	Yanbu National Petrochemical Co.	Chemicals	14,990	170,623
	Total Common Stocks (Cost $15,886,026)			18,331,527
	Total Investments (Cost $15,886,026) 99.9%			18,331,527
	Other Assets, less Liabilities 0.1%			18,489
	Net Assets 100.0%			$ 18,350,016
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2024, the value of was $1,709,597, representing 9.3% of net assets.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	140

Franklin Templeton ETF Trust
Financial Highlights
Franklin FTSE South Korea ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$23.36	$21.08	$25.57	$31.48	$16.52	$21.19
Income from investment operations[a]:
Net investment income[b]	0.09	0.35	0.49	0.55	0.54	0.36
Net realized and unrealized gains (losses)	(0.75)	2.45	(4.37)	(5.87)	14.72	(4.58)
Total from investment operations	(0.66)	2.80	(3.88)	(5.32)	15.26	(4.22)
Less distributions from net investment income	(1.18)	(0.52)	(0.61)	(0.59)	(0.30)	(0.45)
Net asset value, end of period	$21.52	$23.36	$21.08	$25.57	$31.48	$16.52
Total return[c]	(2.92)%	13.42%	(15.00)%	(17.15)%	92.55%	(20.24)%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Expenses net of waiver and payments by affiliates	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Net investment income	0.78%	1.62%	2.36%	1.86%	2.07%	1.78%
Supplemental data
Net assets, end of period (000’s)	$120,538	$301,337	$293,049	$61,361	$62,966	$11,562
Portfolio turnover rate[e]	7.47%[f]	31.27%[f]	5.97%[f]	27.38%[f]	8.65%[f]	21.72%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Ratios are annualized for periods less than one year.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash ("Cash creations").
[f]Portfolio turnover rate excluding cash creations was as follows:	4.08%	9.22%	5.97%	10.53%	8.65%	8.02%
141	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments, September 30, 2024 (unaudited)
Franklin FTSE South Korea ETF
		Industry	Shares	Value
	Common Stocks 95.9%
	South Korea 95.9%
[a]	Alteogen, Inc., Class A	Biotechnology	6,384	$ 1,596,366
	Amorepacific Corp., Class H	Personal Care Products	4,424	499,675
	AMOREPACIFIC Group, Class A	Personal Care Products	3,808	81,099
	BGF retail Co. Ltd.	Consumer Staples Distribution & Retail	1,232	108,060
	BNK Financial Group, Inc., Class H	Banks	41,440	286,471
[a]	Celltrion Pharm, Inc., Class A	Pharmaceuticals	2,856	150,040
	Celltrion, Inc., Class A	Biotechnology	21,840	3,263,391
	Cheil Worldwide, Inc., Class A	Media	10,584	148,841
	CJ CheilJedang Corp., Class A	Food Products	1,176	273,384
	CJ Corp., Class A	Industrial Conglomerates	1,960	178,209
[a]	CJ ENM Co. Ltd., Class A	Entertainment	1,568	84,053
	CJ Logistics Corp., Class A	Air Freight & Logistics	1,232	87,711
[a]	CosmoAM&T Co. Ltd.	Technology Hardware, Storage & Peripherals	3,360	322,202
	Coway Co. Ltd.	Household Durables	8,512	434,159
[a]	Daewoo Engineering & Construction Co. Ltd., Class A	Construction & Engineering	30,128	88,239
	DB Insurance Co. Ltd., Class A	Insurance	6,720	577,086
	DGB Financial Group, Inc., Class A	Banks	23,128	143,080
	DL Holdings Co. Ltd., Class A	Chemicals	1,680	56,462
	Dongsuh Cos., Inc., Class A	Consumer Staples Distribution & Retail	4,592	67,210
	Doosan Bobcat, Inc., Class A	Machinery	7,448	231,237
[a]	Doosan Enerbility Co. Ltd., Class H	Electrical Equipment	64,064	877,408
[a]	Ecopro BM Co. Ltd.	Electrical Equipment	6,888	971,810
[a]	Ecopro Co. Ltd.	Electrical Equipment	14,784	1,001,654
[a]	Ecopro Materials Co. Ltd.	Electrical Equipment	5,096	525,694
	E-MART, Inc., Class A	Consumer Staples Distribution & Retail	2,912	131,827
	F&F Co. Ltd.	Textiles, Apparel & Luxury Goods	2,352	123,203
	Fila Holdings Corp.	Textiles, Apparel & Luxury Goods	7,616	246,063
	Green Cross Corp.	Biotechnology	784	90,828
[a]	GS Engineering & Construction Corp.	Construction & Engineering	9,464	132,729
	GS Holdings Corp.	Industrial Conglomerates	6,776	220,478
	GS Retail Co. Ltd.	Consumer Staples Distribution & Retail	6,440	105,142
	Hana Financial Group, Inc.	Banks	39,648	1,782,750
	Hanjin Kal Corp.	Hotels, Restaurants & Leisure	4,760	300,298
	Hankook Tire & Technology Co. Ltd.	Automobile Components	11,088	351,455
	Hanmi Pharm Co. Ltd.	Pharmaceuticals	952	234,051
	Hanmi Science Co. Ltd.	Health Care Providers & Services	3,640	88,794
	Hanmi Semiconductor Co. Ltd.	Semiconductors & Semiconductor Equipment	6,664	551,894
	Hanon Systems	Automobile Components	24,192	78,716
	Hanwha Aerospace Co. Ltd.	Aerospace & Defense	4,890	1,110,599
	Hanwha Corp.	Industrial Conglomerates	6,272	138,610
[a]	Hanwha Industrial Solutions Co. Ltd.	Aerospace & Defense	5,417	137,937
	Hanwha Life Insurance Co. Ltd.	Insurance	54,320	119,216
[a]	Hanwha Ocean Co. Ltd., Class A	Machinery	13,608	317,905
	Hanwha Solutions Corp.	Chemicals	15,736	311,062
	HD Hyundai Co. Ltd.	Oil, Gas & Consumable Fuels	6,384	373,462
	HD Hyundai Electric Co. Ltd.	Electrical Equipment	3,304	832,506
[a]	HD Hyundai Heavy Industries Co. Ltd.	Machinery	3,248	458,500
	HD Hyundai Infracore Co. Ltd.	Machinery	20,832	119,477
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	Machinery	6,496	932,400
	Hite Jinro Co. Ltd.	Beverages	4,592	71,459
	HL Mando Co. Ltd.	Automobile Components	4,984	140,255
[a]	HLB, Inc.	Health Care Equipment & Supplies	17,864	1,170,716
	HMM Co. Ltd.	Marine Transportation	44,016	623,703
	Hotel Shilla Co. Ltd.	Specialty Retail	4,648	169,897
	HYBE Co. Ltd.	Entertainment	3,136	404,800
franklintempleton.com	Semi-Annual Report	142

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE South Korea ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	South Korea (continued)
	Hyundai Autoever Corp.	IT Services	1,008	$ 120,479
	Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	10,976	255,998
	Hyundai Glovis Co. Ltd.	Air Freight & Logistics	5,600	522,872
	Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	8,680	219,041
	Hyundai Mipo Dockyard Co. Ltd.	Machinery	3,080	234,821
	Hyundai Mobis Co. Ltd.	Automobile Components	10,192	1,695,159
	Hyundai Motor Co.	Automobiles	20,608	3,845,188
	Hyundai Steel Co.	Metals & Mining	12,656	270,018
	Hyundai Wia Corp.	Automobile Components	2,352	92,627
	Industrial Bank of Korea	Banks	41,104	439,109
	Kakao Corp.	Interactive Media & Services	50,232	1,388,611
[a]	Kakao Games Corp.	Entertainment	6,328	84,683
	KakaoBank Corp.	Banks	32,536	526,219
[a]	Kakaopay Corp.	Financial Services	4,200	78,367
	Kangwon Land, Inc.	Hotels, Restaurants & Leisure	16,072	208,566
	KB Financial Group, Inc.	Banks	50,792	3,142,214
	KCC Corp.	Chemicals	616	142,023
	KEPCO Plant Service & Engineering Co. Ltd.	Commercial Services & Supplies	3,192	102,763
	Kia Corp.	Automobiles	37,520	2,866,290
	Korea Aerospace Industries Ltd.	Aerospace & Defense	10,584	421,676
	Korea Electric Power Corp.	Electric Utilities	38,640	607,213
[a]	Korea Gas Corp.	Gas Utilities	3,920	139,689
	Korea Investment Holdings Co. Ltd.	Capital Markets	5,712	320,609
	Korea Zinc Co. Ltd.	Metals & Mining	1,624	854,410
	Korean Air Lines Co. Ltd.	Passenger Airlines	27,944	481,867
[a]	Krafton, Inc.	Entertainment	5,432	1,422,696
	KT&G Corp.	Tobacco	15,064	1,254,469
[a]	Kum Yang Co. Ltd.	Chemicals	5,152	206,048
	Kumho Petrochemical Co. Ltd.	Chemicals	2,464	297,519
[a]	L&F Co. Ltd.	Electrical Equipment	3,752	325,650
	LG Chem Ltd.	Chemicals	7,112	1,938,845
	LG Corp.	Industrial Conglomerates	13,272	802,795
[a]	LG Display Co. Ltd.	Electronic Equipment, Instruments & Components	47,096	393,997
	LG Electronics, Inc.	Household Durables	16,240	1,295,276
[a]	LG Energy Solution Ltd.	Electrical Equipment	5,992	1,899,277
	LG H&H Co. Ltd.	Personal Care Products	1,400	405,751
	LG Innotek Co. Ltd.	Electronic Equipment, Instruments & Components	2,128	354,748
	LG Uplus Corp.	Diversified Telecommunication Services	31,976	239,875
	Lotte Chemical Corp.	Chemicals	2,744	212,982
	Lotte Chilsung Beverage Co. Ltd.	Beverages	504	50,103
	Lotte Corp.	Industrial Conglomerates	3,976	74,947
	Lotte Energy Materials Corp.	Electronic Equipment, Instruments & Components	3,248	102,330
	Lotte Shopping Co. Ltd.	Broadline Retail	1,736	81,643
	LS Corp.	Electrical Equipment	2,632	247,964
	LS Electric Co. Ltd.	Electrical Equipment	2,296	286,715
	Meritz Financial Group, Inc.	Financial Services	13,888	1,031,219
	Mirae Asset Securities Co. Ltd.	Capital Markets	40,320	259,612
	NAVER Corp.	Interactive Media & Services	20,496	2,655,060
	NCSoft Corp.	Entertainment	2,352	343,528
[a,b]	Netmarble Corp.	Entertainment	3,248	147,783
	NH Investment & Securities Co. Ltd., Class C	Capital Markets	20,440	209,761
	NongShim Co. Ltd.	Food Products	448	131,896
	OCI Holdings Co. Ltd.	Chemicals	2,296	124,483
	Orion Corp.	Food Products	3,360	250,516
	Ottogi Corp.	Food Products	224	73,056
	Pan Ocean Co. Ltd.	Marine Transportation	36,624	111,886
	Paradise Co. Ltd.	Hotels, Restaurants & Leisure	6,832	63,059
143	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE South Korea ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	South Korea (continued)
[a]	Pearl Abyss Corp.	Entertainment	5,040	$ 148,768
	Posco DX Co. Ltd.	IT Services	7,952	185,468
	POSCO Future M Co. Ltd.	Electrical Equipment	4,312	824,348
	POSCO Holdings, Inc.	Metals & Mining	11,256	3,313,879
	Posco International Corp.	Trading Companies & Distributors	6,888	300,761
	S-1 Corp.	Commercial Services & Supplies	2,856	129,074
[a,b]	Samsung Biologics Co. Ltd.	Life Sciences Tools & Services	2,667	1,992,551
	Samsung C&T Corp.	Industrial Conglomerates	12,544	1,321,835
	Samsung Card Co. Ltd.	Consumer Finance	4,536	142,736
[a]	Samsung E&A Co. Ltd.	Construction & Engineering	23,800	400,398
	Samsung Electro-Mechanics Co. Ltd.	Electronic Equipment, Instruments & Components	8,400	851,113
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	422,576	19,873,384
	Samsung Fire & Marine Insurance Co. Ltd.	Insurance	4,928	1,298,230
[a]	Samsung Heavy Industries Co. Ltd.	Machinery	98,224	753,374
	Samsung Life Insurance Co. Ltd.	Insurance	11,200	798,226
	Samsung SDI Co. Ltd.	Electronic Equipment, Instruments & Components	7,896	2,285,414
	Samsung SDS Co. Ltd.	IT Services	5,488	649,227
	Samsung Securities Co. Ltd.	Capital Markets	9,520	317,042
[a]	SD Biosensor, Inc.	Health Care Equipment & Supplies	5,152	36,167
	Shinhan Financial Group Co. Ltd.	Banks	73,080	3,101,583
	Shinsegae, Inc.	Broadline Retail	1,008	122,637
[a]	SK Biopharmaceuticals Co. Ltd.	Pharmaceuticals	4,256	338,475
[a]	SK Bioscience Co. Ltd.	Biotechnology	3,584	151,834
	SK Hynix, Inc.	Semiconductors & Semiconductor Equipment	81,480	10,878,954
[a,b]	SK IE Technology Co. Ltd.	Electrical Equipment	3,808	105,414
[a]	SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	8,960	802,337
[a]	SK Square Co. Ltd.	Industrial Conglomerates	13,944	861,570
	SK, Inc.	Industrial Conglomerates	5,264	616,689
[a]	SKC Co. Ltd.	Chemicals	2,800	306,615
	S-Oil Corp.	Oil, Gas & Consumable Fuels	6,160	288,286
	Solus Advanced Materials Co. Ltd.	Electronic Equipment, Instruments & Components	4,144	39,612
[a]	Wemade Co. Ltd.	Entertainment	2,968	77,168
	Woori Financial Group, Inc.	Banks	90,272	1,069,982
	Yuhan Corp.	Pharmaceuticals	8,176	891,563
	Total Common Stocks (Cost $92,628,339)			115,554,988
	Preferred Stocks 3.8%
	South Korea 3.8%
[c]	Amorepacific Corp., 2.282%, pfd.	Personal Care Products	1,568	48,082
[c]	CJ CheilJedang Corp., 3.295%, pfd.	Food Products	224	23,656
[c]	Hanwha Corp., 5.205%, pfd.	Industrial Conglomerates	3,304	38,833
[c]	Hyundai Motor Co., 7.127%, pfd.	Automobiles	5,264	706,053
[c]	Hyundai Motor Co., 7.328%, pfd.	Automobiles	3,304	429,265
[c]	LG Chem Ltd., 1.464%, pfd.	Chemicals	1,176	218,078
[c]	LG Electronics, Inc., 2.711%, pfd.	Household Durables	2,576	98,100
[c]	LG H&H Co. Ltd., 2.217%, pfd.	Personal Care Products	336	41,136
[c]	Samsung Electronics Co. Ltd., 2.13%, pfd.	Technology Hardware, Storage & Peripherals	73,136	2,846,694
[c]	Samsung Fire & Marine Insurance Co. Ltd., 5.831%, pfd.	Insurance	392	82,285
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE South Korea ETF (continued)
		Industry	Shares	Value
	Preferred Stocks (continued)
	South Korea (continued)
[c]	Samsung SDI Co. Ltd., 0.467%, pfd.	Electronic Equipment, Instruments & Components	224	$ 38,541
	Total Preferred Stocks (Cost $4,002,052)			4,570,723
	Total Investments before Short-Term Investments (Cost $96,630,391)			120,125,711
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[d,e]	Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	Money Market Funds	52,762	52,762
	Total Short-Term Investments (Cost $52,762)			52,762
	Total Investments (Cost $96,683,153) 99.7%			120,178,473
	Other Assets, less Liabilities 0.3%			359,647
	Net Assets 100.0%			$ 120,538,120
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2024, the value of was $2,245,748, representing 1.9% of net assets.
[c]Variable rate security. The rate shown represents the yield at period end.
[d]The rate shown is the annualized seven-day effective yield at period end.
[e]See Note 3(c) regarding investments in affiliated management investment companies.
See Abbreviations on page 207.
145	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Franklin FTSE Switzerland ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$32.86	$31.21	$34.00	$30.36	$24.44	$23.86
Income from investment operations[a]:
Net investment income[b]	0.45	0.80	0.66	0.70	0.88	1.06
Net realized and unrealized gains (losses)	3.48	1.63	(2.86)	3.62	5.74	(0.16)
Total from investment operations	3.93	2.43	(2.20)	4.32	6.62	0.90
Less distributions from net investment income	(0.64)	(0.78)	(0.59)	(0.68)	(0.70)	(0.32)
Net asset value, end of period	$36.15	$32.86	$31.21	$34.00	$30.36	$24.44
Total return[c]	12.11%	7.86%	(6.23)%	14.22%	27.54%	3.70%
Ratios to average net assets[d]
Total expenses	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Net investment income	2.64%	2.52%	2.24%	2.07%	3.13%	4.12%
Supplemental data
Net assets, end of period (000’s)	$57,840	$46,010	$49,941	$47,593	$48,570	$34,213
Portfolio turnover rate[e]	3.49%[f]	14.49%[f]	7.89%[f]	13.99%[f]	12.59%[f]	16.25%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Ratios are annualized for periods less than one year.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash ("Cash creations").
[f]Portfolio turnover rate excluding cash creations was as follows:	3.49%	14.49%	7.89%	13.99%	12.59%	16.25%
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	146

Franklin Templeton ETF Trust
Schedule of Investments, September 30, 2024 (unaudited)
Franklin FTSE Switzerland ETF
		Industry	Shares	Value
	Common Stocks 98.0%
	Switzerland 95.0%
	ABB Ltd.	Electrical Equipment	45,136	$ 2,621,318
	Adecco Group AG	Professional Services	5,488	187,238
	Alcon, Inc.	Health Care Equipment & Supplies	16,016	1,600,935
	Avolta AG	Specialty Retail	3,616	153,462
	Bachem Holding AG, Class B	Life Sciences Tools & Services	1,072	90,482
	Baloise Holding AG	Insurance	1,552	317,373
	Banque Cantonale Vaudoise	Banks	976	101,065
	Barry Callebaut AG	Food Products	122	226,486
	Belimo Holding AG	Building Products	320	228,937
	BKW AG	Electric Utilities	624	113,475
	Chocoladefabriken Lindt & Spruengli AG	Food Products	67	866,540
	Cie Financiere Richemont SA, Class A	Textiles, Apparel & Luxury Goods	15,552	2,466,786
	Clariant AG	Chemicals	7,664	116,293
	DKSH Holding AG	Trading Companies & Distributors	1,216	96,871
	Emmi AG	Food Products	73	74,856
	EMS-Chemie Holding AG	Chemicals	244	205,370
	Flughafen Zurich AG	Transportation Infrastructure	640	154,319
[a]	Galderma Group AG	Pharmaceuticals	1,984	184,864
	Geberit AG	Building Products	1,142	746,487
	Georg Fischer AG	Machinery	2,819	213,376
	Givaudan SA	Chemicals	267	1,468,650
	Helvetia Holding AG	Insurance	1,200	207,694
	Julius Baer Group Ltd.	Capital Markets	6,992	421,899
	Kuehne & Nagel International AG	Marine Transportation	1,744	477,168
	Logitech International SA	Technology Hardware, Storage & Peripherals	5,328	477,249
	Lonza Group AG	Life Sciences Tools & Services	2,308	1,462,695
	Nestle SA	Food Products	83,216	8,381,283
	Novartis AG	Pharmaceuticals	66,000	7,601,091
	Partners Group Holding AG	Capital Markets	759	1,142,706
	PSP Swiss Property AG	Real Estate Management & Development	1,552	227,957
	Roche Holding AG	Pharmaceuticals	22,368	7,175,367
	Roche Holding AG	Pharmaceuticals	1,200	411,689
	Sandoz Group AG	Pharmaceuticals	14,800	618,809
	Schindler Holding AG, PC	Machinery	1,408	413,946
	Schindler Holding AG	Machinery	704	200,714
	SGS SA	Professional Services	5,117	572,269
	SIG Group AG	Containers & Packaging	11,344	253,628
	Sika AG	Chemicals	4,944	1,641,651
	Sonova Holding AG	Health Care Equipment & Supplies	1,680	605,043
	Straumann Holding AG	Health Care Equipment & Supplies	3,671	601,643
	Swatch Group AG	Textiles, Apparel & Luxury Goods	976	209,709
	Swatch Group AG	Textiles, Apparel & Luxury Goods	1,696	72,882
	Swiss Life Holding AG	Insurance	992	830,244
	Swiss Prime Site AG	Real Estate Management & Development	2,624	295,046
	Swiss Re AG	Insurance	9,984	1,381,226
	Swisscom AG	Diversified Telecommunication Services	880	576,374
	Tecan Group AG	Life Sciences Tools & Services	432	142,575
	Temenos AG	Software	2,032	142,605
	UBS Group AG	Capital Markets	103,792	3,206,472
[b]	VAT Group AG	Machinery	880	449,415
	Zurich Insurance Group AG	Insurance	4,112	2,485,090
				54,921,322
147	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Switzerland ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United States 3.0%
	Holcim AG, Class B	Construction Materials	17,712	$ 1,733,510
	Total Common Stocks (Cost $49,251,040)			56,654,832
	Total Investments before Short-Term Investments (Cost $49,251,040)			56,654,832
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[c,d]	Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	Money Market Funds	1,714	1,714
	Total Short-Term Investments (Cost $1,714)			1,714
	Total Investments (Cost $49,252,754) 98.0%			56,656,546
	Other Assets, less Liabilities 2.0%			1,183,123
	Net Assets 100.0%			$ 57,839,669
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2024, the value of was $449,415, representing 0.8% of net assets.
[c]The rate shown is the annualized seven-day effective yield at period end.
[d]See Note 3(c) regarding investments in affiliated management investment companies.
At September 30, 2024, the Fund had the following futures contracts outstanding. See  Note 1(c).
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
Swiss Mid Cap Future Index	Long	8	$ 1,157,584	12/20/24	$ 19,713

*As of period end.
See  Note 7 regarding other derivative information.
See Abbreviations on page 207.
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Franklin Templeton ETF Trust
Financial Highlights
Franklin FTSE Taiwan ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$44.22	$37.05	$43.67	$41.12	$23.18	$24.72
Income from investment operations[a]:
Net investment income[b]	0.85	1.21	1.25	0.98	0.74	0.89
Net realized and unrealized gains (losses)	3.59	7.14	(6.84)	2.64	17.99	(1.56)
Total from investment operations	4.44	8.35	(5.59)	3.62	18.73	(0.67)
Less distributions from net investment income	(0.20)	(1.18)	(1.03)	(1.07)	(0.79)	(0.87)
Net asset value, end of period	$48.46	$44.22	$37.05	$43.67	$41.12	$23.18
Total return[c]	10.96%	22.90%	(12.55)%	8.72%	81.35%	(3.29)%
Ratios to average net assets[d]
Total expenses	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%
Net investment income	3.64%	3.12%	3.52%	2.20%	2.24%	3.39%
Supplemental data
Net assets, end of period (000’s)	$271,358	$225,504	$137,094	$43,667	$32,897	$13,906
Portfolio turnover rate[e]	26.97%[f]	12.14%[f]	11.88%[f]	17.76%[f]	10.63%[f]	12.57%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Ratios are annualized for periods less than one year.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash ("Cash creations").
[f]Portfolio turnover rate excluding cash creations was as follows:	3.10%	12.14%	5.40%	7.86%	10.63%	12.57%
149	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments, September 30, 2024 (unaudited)
Franklin FTSE Taiwan ETF
	Industry	Shares	Value
Common Stocks 99.7%
China 0.9%
Airtac International Group, Class A	Machinery	37,580	$ 1,084,181
Silergy Corp.	Semiconductors & Semiconductor Equipment	90,800	1,342,784
			2,426,965
Taiwan 98.6%
Accton Technology Corp.	Communications Equipment	146,274	2,458,969
Acer, Inc., Class H	Technology Hardware, Storage & Peripherals	791,000	1,019,791
Advanced Energy Solution Holding Co. Ltd.	Electrical Equipment	6,990	110,328
Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	126,678	1,286,935
Alchip Technologies Ltd.	Semiconductors & Semiconductor Equipment	21,151	1,319,995
ASE Technology Holding Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	932,300	4,448,432
Asia Cement Corp.	Construction Materials	674,560	1,017,814
Asia Vital Components Co. Ltd.	Technology Hardware, Storage & Peripherals	78,674	1,466,755
ASMedia Technology, Inc.	Semiconductors & Semiconductor Equipment	11,840	604,225
ASPEED Technology, Inc.	Semiconductors & Semiconductor Equipment	8,400	1,142,686
Asustek Computer, Inc.	Technology Hardware, Storage & Peripherals	194,860	3,405,039
AUO Corp., Class H	Electronic Equipment, Instruments & Components	1,935,000	1,042,509
Capital Securities Corp., Class A	Capital Markets	552,000	377,634
Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	168,000	1,255,494
Cathay Financial Holding Co. Ltd., Class A	Insurance	2,544,200	5,346,225
Chailease Holding Co. Ltd., Class A	Financial Services	400,391	2,068,599
Chang Hwa Commercial Bank Ltd., Class A	Banks	1,936,989	1,095,606
Cheng Shin Rubber Industry Co. Ltd., Class A	Automobile Components	504,000	824,963
Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	162,150	840,301
China Airlines Ltd., Class A	Passenger Airlines	794,000	539,428
China Motor Corp., Class A	Automobiles	70,890	165,316
China Steel Corp., Class A	Metals & Mining	3,128,000	2,288,190
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	1,050,790	4,167,100
Compal Electronics, Inc., Class H	Technology Hardware, Storage & Peripherals	1,122,000	1,180,623
CTBC Financial Holding Co. Ltd., Class A	Banks	4,525,000	4,918,711
Delta Electronics, Inc., Class A	Electronic Equipment, Instruments & Components	596,610	7,173,308
E Ink Holdings, Inc.	Electronic Equipment, Instruments & Components	217,800	2,016,507
E.Sun Financial Holding Co. Ltd., Class A	Banks	4,197,343	3,720,332
Eclat Textile Co. Ltd., Class A	Textiles, Apparel & Luxury Goods	55,050	948,043
Elite Material Co. Ltd.	Electronic Equipment, Instruments & Components	84,207	1,189,406
eMemory Technology, Inc.	Semiconductors & Semiconductor Equipment	18,368	1,526,483
Ennostar, Inc., Class H	Semiconductors & Semiconductor Equipment	194,680	279,288
Eternal Materials Co. Ltd., Class H	Chemicals	265,785	286,811
Eva Airways Corp., Class H	Passenger Airlines	745,000	882,799
Evergreen Marine Corp. Taiwan Ltd.	Marine Transportation	280,600	1,782,207
Far Eastern International Bank	Banks	652,735	286,699
Far Eastern New Century Corp.	Industrial Conglomerates	808,462	980,991
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	489,000	1,401,491
Feng TAY Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	136,194	671,362
First Financial Holding Co. Ltd.	Banks	3,056,450	2,646,319
Formosa Chemicals & Fibre Corp.	Chemicals	942,200	1,293,621
Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	377,370	628,423
Formosa Plastics Corp.	Chemicals	1,031,790	1,744,293
Formosa Sumco Technology Corp.	Semiconductors & Semiconductor Equipment	17,240	74,906
Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	281,000	186,022
Fortune Electric Co. Ltd.	Electrical Equipment	35,000	695,654
Foxconn Technology Co. Ltd.	Electronic Equipment, Instruments & Components	305,620	641,245
Fubon Financial Holding Co. Ltd.	Insurance	2,247,145	6,419,096
Genius Electronic Optical Co. Ltd.	Electronic Equipment, Instruments & Components	23,320	358,129
Giant Manufacturing Co. Ltd.	Leisure Products	85,815	607,415
Gigabyte Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	134,930	1,102,157
Global Unichip Corp.	Semiconductors & Semiconductor Equipment	24,180	840,472
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Taiwan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Taiwan (continued)
	Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	69,920	$ 1,005,280
	Hiwin Technologies Corp.	Machinery	79,089	534,816
	Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	3,298,300	19,541,853
	Hotai Motor Co. Ltd.	Specialty Retail	90,205	2,020,929
[a]	HTC Corp.	Technology Hardware, Storage & Peripherals	202,500	302,984
	Hua Nan Financial Holdings Co. Ltd., Class C	Banks	2,835,560	2,302,747
	Innolux Corp.	Electronic Equipment, Instruments & Components	2,060,080	1,051,310
	International Games System Co. Ltd.	Entertainment	54,000	1,682,461
	Inventec Corp.	Technology Hardware, Storage & Peripherals	710,000	966,963
	Jentech Precision Industrial Co. Ltd.	Semiconductors & Semiconductor Equipment	28,000	1,145,782
	KGI Financial Holding Co. Ltd., Class A	Insurance	4,350,000	2,268,023
	King Yuan Electronics Co. Ltd.	Semiconductors & Semiconductor Equipment	307,000	1,091,353
	Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	28,280	2,269,799
	Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	551,000	1,732,403
	Lotes Co. Ltd.	Electronic Equipment, Instruments & Components	20,000	875,294
	MediaTek, Inc.	Semiconductors & Semiconductor Equipment	409,480	15,203,545
	Mega Financial Holding Co. Ltd.	Banks	3,258,365	4,046,379
	Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	189,000	1,039,167
	momo.com, Inc.	Broadline Retail	20,921	260,467
	Nan Ya Plastics Corp.	Chemicals	1,433,180	2,083,209
	Nan Ya Printed Circuit Board Corp.	Electronic Equipment, Instruments & Components	26,110	117,570
[a]	Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	320,510	479,552
	Nien Made Enterprise Co. Ltd.	Household Durables	38,420	619,159
	Novatek Microelectronics Corp.	Semiconductors & Semiconductor Equipment	158,330	2,591,596
[a]	Oneness Biotech Co. Ltd.	Pharmaceuticals	102,275	462,147
	Pegatron Corp.	Technology Hardware, Storage & Peripherals	563,059	1,832,591
[a]	PharmaEssentia Corp.	Biotechnology	71,040	1,427,692
	Pou Chen Corp.	Textiles, Apparel & Luxury Goods	616,000	703,661
[a]	Powerchip Semiconductor Manufacturing Corp.	Semiconductors & Semiconductor Equipment	870,000	593,810
	Powertech Technology, Inc.	Semiconductors & Semiconductor Equipment	185,400	802,610
	President Chain Store Corp.	Consumer Staples Distribution & Retail	155,270	1,447,384
	Quanta Computer, Inc.	Technology Hardware, Storage & Peripherals	733,850	6,121,890
	Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	130,860	1,947,611
	Ruentex Development Co. Ltd.	Real Estate Management & Development	426,710	660,024
	Shanghai Commercial & Savings Bank Ltd.	Banks	1,031,000	1,257,536
	Shihlin Electric & Engineering Corp.	Electrical Equipment	78,000	544,705
[a]	Shin Kong Financial Holding Co. Ltd.	Insurance	4,501,027	1,713,851
	Sino-American Silicon Products, Inc.	Semiconductors & Semiconductor Equipment	140,150	783,864
	SinoPac Financial Holdings Co. Ltd.	Banks	3,262,642	2,500,089
	Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	372,500	853,372
	Taishin Financial Holding Co. Ltd.	Banks	3,404,800	1,979,629
	Taiwan Business Bank	Banks	1,670,760	842,072
	Taiwan Cooperative Financial Holding Co. Ltd.	Banks	3,031,045	2,480,656
	Taiwan Fertilizer Co. Ltd.	Chemicals	204,031	373,937
[a]	Taiwan Glass Industry Corp.	Building Products	370,000	218,634
	Taiwan High Speed Rail Corp.	Transportation Infrastructure	573,000	535,946
	Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	409,640	1,488,588
	Taiwan Secom Co. Ltd.	Commercial Services & Supplies	68,660	299,404
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	1,765,910	53,401,667
[a]	Tatung Co. Ltd.	Electrical Equipment	584,000	907,007
	TCC Group Holdings Co. Ltd.	Construction Materials	1,841,118	1,966,403
	Teco Electric & Machinery Co. Ltd.	Electrical Equipment	374,000	576,721
	Transcend Information, Inc.	Technology Hardware, Storage & Peripherals	78,790	256,438
	U-Ming Marine Transport Corp.	Marine Transportation	116,257	204,988
	Unimicron Technology Corp.	Electronic Equipment, Instruments & Components	357,750	1,627,858
	Uni-President Enterprises Corp.	Food Products	1,324,700	3,650,130
	United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	3,248,000	5,521,697
151	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE Taiwan ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Taiwan (continued)
	Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	249,220	$ 815,075
	Voltronic Power Technology Corp.	Electrical Equipment	18,190	1,163,944
	Walsin Lihwa Corp.	Electrical Equipment	749,211	828,603
	Walsin Technology Corp.	Electronic Equipment, Instruments & Components	88,650	302,536
	Wan Hai Lines Ltd.	Marine Transportation	254,630	788,515
[a]	Win Semiconductors Corp.	Semiconductors & Semiconductor Equipment	111,320	480,154
[a]	Winbond Electronics Corp.	Semiconductors & Semiconductor Equipment	850,548	573,814
	Wistron Corp.	Technology Hardware, Storage & Peripherals	751,413	2,398,139
	Wiwynn Corp.	Technology Hardware, Storage & Peripherals	24,080	1,304,953
	WPG Holdings Ltd.	Electronic Equipment, Instruments & Components	408,000	966,932
	Yageo Corp.	Electronic Equipment, Instruments & Components	128,755	2,534,699
	Yang Ming Marine Transport Corp.	Marine Transportation	483,332	1,053,826
	Yuanta Financial Holding Co. Ltd.	Financial Services	3,427,000	3,432,794
	Yulon Motor Co. Ltd.	Automobiles	164,115	311,153
	Yulon Nissan Motor Co. Ltd.	Automobiles	6,780	26,673
	Zhen Ding Technology Holding Ltd.	Electronic Equipment, Instruments & Components	174,940	627,421
				267,601,631
	United States 0.2%
	Parade Technologies Ltd.	Semiconductors & Semiconductor Equipment	20,776	499,599
	Total Common Stocks (Cost $202,818,991)			270,528,195
	Total Investments before Short-Term Investments (Cost $202,818,991)			270,528,195
	Short-Term Investments 0.1%
	Money Market Funds 0.1%
	United States 0.1%
[b,c]	Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	Money Market Funds	189,021	189,021
	Total Short-Term Investments (Cost $189,021)			189,021
	Total Investments (Cost $203,008,012) 99.8%			270,717,216
	Other Assets, less Liabilities 0.2%			640,900
	Net Assets 100.0%			$ 271,358,116
[a]Non-income producing.
[b]The rate shown is the annualized seven-day effective yield at period end.
[c]See Note 3(c) regarding investments in affiliated management investment companies.
franklintempleton.com	Semi-Annual Report	152

Franklin Templeton ETF Trust
Franklin FTSE Taiwan ETF (continued)
At September 30, 2024, the Fund had the following futures contracts outstanding. See  Note 1(c).
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
FTSE Taiwan Index Futures	Long	9	$ 671,760	10/30/24	$ (8,817)

*As of period end.
See  Note 7 regarding other derivative information.
See Abbreviations on page 207.
153	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Franklin FTSE United Kingdom ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$26.10	$24.21	$25.46	$23.78	$17.92	$24.23
Income from investment operations[a]:
Net investment income[b]	0.56	0.96	0.94	0.95	0.84	1.08
Net realized and unrealized gains (losses)	2.51	1.92	(1.22)	1.47	5.62	(6.30)
Total from investment operations	3.07	2.88	(0.28)	2.42	6.46	(5.22)
Less distributions from net investment income	(0.64)	(0.99)	(0.97)	(0.74)	(0.60)	(1.09)
Net asset value, end of period	$28.53	$26.10	$24.21	$25.46	$23.78	$17.92
Total return[c]	11.95%	12.18%	(0.71)%	10.27%	36.19%	(22.42)%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Expenses net of waiver and payments by affiliates	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Net investment income	4.10%	3.90%	4.10%	3.77%	3.98%	4.84%
Supplemental data
Net assets, end of period (000’s)	$731,908	$652,527	$568,961	$613,573	$205,673	$89,624
Portfolio turnover rate[e]	4.58%[f]	4.70%[f]	5.61%[f]	5.76%[f]	7.26%[f]	4.41%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Ratios are annualized for periods less than one year.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash ("Cash creations").
[f]Portfolio turnover rate excluding cash creations was as follows:	4.58%	4.70%	5.60%	5.76%	7.26%	4.41%
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Franklin Templeton ETF Trust
Schedule of Investments, September 30, 2024 (unaudited)
Franklin FTSE United Kingdom ETF
		Industry	Shares	Value
	Common Stocks 99.5%
	Australia 5.1%
[a]	Glencore PLC	Metals & Mining	3,128,274	$ 17,946,754
	Rio Tinto PLC	Metals & Mining	274,968	19,544,202
				37,490,956
	Austria 0.3%
	Mondi PLC	Paper & Forest Products	113,373	2,160,954
	Bermuda 0.2%
	Hiscox Ltd.	Insurance	79,515	1,222,294
	Chile 0.3%
	Antofagasta PLC	Metals & Mining	89,262	2,410,195
	Ireland 5.6%
	CRH PLC	Construction Materials	176,472	16,138,928
	DCC PLC	Industrial Conglomerates	25,137	1,717,906
	Experian PLC	Professional Services	235,980	12,442,857
[a]	Flutter Entertainment PLC	Hotels, Restaurants & Leisure	45,657	10,763,278
				41,062,969
	Isle Of Man 0.2%
	Entain PLC	Hotels, Restaurants & Leisure	156,465	1,601,760
	Mexico 0.1%
	Fresnillo PLC	Metals & Mining	47,196	387,118
	Netherlands 7.2%
	Shell PLC	Oil, Gas & Consumable Fuels	1,620,054	52,696,661
	Nigeria 0.1%
[b]	Airtel Africa PLC	Wireless Telecommunication Services	303,696	464,393
	Russia 0.0%
[a,c,d]	Evraz PLC	Metals & Mining	128,818	—
	Switzerland 0.3%
	Coca-Cola HBC AG	Beverages	52,839	1,888,125
	United Kingdom 79.2%
	3i Group PLC	Capital Markets	239,058	10,597,822
	Admiral Group PLC	Insurance	74,898	2,796,928
	Anglo American PLC	Metals & Mining	320,112	10,429,688
	Ashtead Group PLC	Trading Companies & Distributors	112,347	8,719,303
	Associated British Foods PLC	Food Products	82,593	2,584,639
	AstraZeneca PLC	Pharmaceuticals	385,776	59,963,305
[b]	Auto Trader Group PLC	Interactive Media & Services	229,311	2,669,232
	Aviva PLC	Insurance	696,141	4,515,703
	B&M European Value Retail SA	Broadline Retail	240,084	1,337,095
	BAE Systems PLC	Aerospace & Defense	781,299	12,968,936
	Barclays PLC	Banks	3,787,992	11,409,431
	Barratt Developments PLC	Household Durables	351,918	2,259,679
	Beazley PLC	Insurance	167,238	1,707,110
	Berkeley Group Holdings PLC	Household Durables	25,650	1,623,945
	BP PLC	Oil, Gas & Consumable Fuels	4,244,049	22,298,509
	British American Tobacco PLC	Tobacco	514,026	18,781,663
	British Land Co. PLC	Diversified REITs	238,545	1,393,159
	BT Group PLC	Diversified Telecommunication Services	1,625,184	3,224,130
	Bunzl PLC	Trading Companies & Distributors	86,697	4,109,722
	Burberry Group PLC	Textiles, Apparel & Luxury Goods	91,314	858,613
	Centrica PLC	Multi-Utilities	1,340,469	2,097,410
	Compass Group PLC	Hotels, Restaurants & Leisure	438,102	14,068,288
[b]	ConvaTec Group PLC	Health Care Equipment & Supplies	425,277	1,294,910
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE United Kingdom ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
	Croda International PLC	Chemicals	35,910	$ 2,031,238
	Diageo PLC	Beverages	571,995	19,971,389
	Diploma PLC	Trading Companies & Distributors	34,371	2,044,230
	DS Smith PLC	Containers & Packaging	354,483	2,195,792
	Endeavour Mining PLC	Metals & Mining	51,300	1,218,647
	GSK PLC	Pharmaceuticals	1,029,078	20,933,053
	Haleon PLC	Personal Care Products	1,776,519	9,362,541
	Halma PLC	Electronic Equipment, Instruments & Components	97,470	3,409,733
	Hargreaves Lansdown PLC	Capital Markets	97,983	1,464,781
	Hikma Pharmaceuticals PLC	Pharmaceuticals	41,553	1,065,136
	Howden Joinery Group PLC	Trading Companies & Distributors	141,075	1,716,324
	HSBC Holdings PLC	Banks	4,767,309	42,792,839
	IMI PLC	Machinery	67,203	1,633,386
	Imperial Brands PLC	Tobacco	219,564	6,399,746
	Informa PLC	Media	342,684	3,770,122
	InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	41,553	4,534,769
	Intermediate Capital Group PLC	Capital Markets	68,229	2,039,041
	International Consolidated Airlines Group SA	Passenger Airlines	601,749	1,657,897
	Intertek Group PLC	Professional Services	41,553	2,876,034
	J Sainsbury PLC	Consumer Staples Distribution & Retail	465,291	1,843,644
	JD Sports Fashion PLC	Specialty Retail	642,276	1,327,166
	Kingfisher PLC	Specialty Retail	472,986	2,042,895
	Land Securities Group PLC	Diversified REITs	191,862	1,675,374
	Legal & General Group PLC	Insurance	1,537,974	4,668,479
	Lloyds Banking Group PLC	Banks	16,044,588	12,654,581
	London Stock Exchange Group PLC	Capital Markets	127,737	17,510,941
	M&G PLC	Financial Services	559,683	1,557,015
	Marks & Spencer Group PLC	Consumer Staples Distribution & Retail	525,825	2,628,004
	Melrose Industries PLC	Aerospace & Defense	336,528	2,057,037
	National Grid PLC	Multi-Utilities	1,257,363	17,371,598
	NatWest Group PLC	Banks	1,709,829	7,887,270
	Next PLC	Broadline Retail	30,780	4,038,668
[a,c]	NMC Health PLC	Health Care Providers & Services	3,705	—
	Pearson PLC	Diversified Consumer Services	170,829	2,322,348
	Persimmon PLC	Household Durables	82,080	1,809,460
	Phoenix Group Holdings PLC	Insurance	192,888	1,447,595
	Prudential PLC	Insurance	707,940	6,595,885
	Reckitt Benckiser Group PLC	Household Products	179,550	11,023,213
	RELX PLC	Professional Services	481,194	22,648,813
	Rentokil Initial PLC	Commercial Services & Supplies	648,945	3,171,963
	Rightmove PLC	Interactive Media & Services	204,687	1,695,113
[a]	Rolls-Royce Holdings PLC	Aerospace & Defense	2,189,484	15,483,140
	RS Group PLC	Trading Companies & Distributors	121,581	1,320,969
	Sage Group PLC	Software	258,039	3,546,004
	Schroders PLC	Capital Markets	216,486	1,014,019
	Segro PLC	Industrial REITs	347,814	4,077,560
	Severn Trent PLC	Water Utilities	67,716	2,399,750
	Smith & Nephew PLC	Health Care Equipment & Supplies	225,207	3,498,101
	Smiths Group PLC	Industrial Conglomerates	89,262	2,007,897
	Spirax Group PLC	Machinery	18,981	1,913,330
	SSE PLC	Electric Utilities	281,637	7,113,476
	St. James’s Place PLC	Capital Markets	141,075	1,388,954
	Standard Chartered PLC	Banks	540,702	5,751,393
	Taylor Wimpey PLC	Household Durables	910,575	2,006,759
	Tesco PLC	Consumer Staples Distribution & Retail	1,781,136	8,569,793
	Unilever PLC	Personal Care Products	634,068	41,156,016
	UNITE Group PLC	Residential REITs	104,139	1,313,056
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Franklin Templeton ETF Trust
Schedule of Investments
Franklin FTSE United Kingdom ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
	United Utilities Group PLC	Water Utilities	175,446	$ 2,460,421
	Vodafone Group PLC	Wireless Telecommunication Services	5,530,653	5,566,870
	Weir Group PLC	Machinery	66,690	1,937,586
	Whitbread PLC	Hotels, Restaurants & Leisure	46,170	1,940,889
[a]	Wise PLC, Class A	Financial Services	193,401	1,741,994
	WPP PLC	Media	275,994	2,825,399
				579,836,356
	United States 0.9%
	Smurfit WestRock PLC	Containers & Packaging	132,354	6,636,181
	Total Common Stocks (Cost $652,498,592)			727,857,962
	Total Investments before Short-Term Investments (Cost $652,498,592)			727,857,962
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[e,f]	Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	Money Market Funds	63,985	63,985
	Total Short-Term Investments (Cost $63,985)			63,985
	Total Investments (Cost $652,562,577) 99.5%			727,921,947
	Other Assets, less Liabilities 0.5%			3,985,909
	Net Assets 100.0%			$ 731,907,856
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2024, the value of was $4,428,535, representing 0.6% of net assets.
[c]Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
[d]See Note 6 regarding investments in Russian securities.
[e]The rate shown is the annualized seven-day effective yield at period end.
[f]See Note 3(c) regarding investments in affiliated management investment companies.
At September 30, 2024, the Fund had the following futures contracts outstanding. See  Note 1(c).
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
FTSE 100 Index	Long	29	$ 3,224,154	12/20/24	$ (27,854)

*As of period end.
See  Note 7 regarding other derivative information.
See Abbreviations on page 207.
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FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Assets and Liabilities
 September 30, 2024  (unaudited)
	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$ 25,361,158	$ 52,249,218	$ 141,117,716	$ 361,194,943
Cost – Non-controlled affiliates (Note 3c)	59	137,527	221,176	30,941
Value – Unaffiliated issuers	$ 30,546,904	$ 59,060,593+	$ 162,157,999	$ 411,557,668
Value – Non-controlled affiliates (Note 3c)	59	137,527	221,176	30,941
Cash	—	—	5,874	6
Foreign currency, at value (cost $154,162, $474,487, $265,378 and $74,814, respectively)	155,314	478,606	266,154	74,675
Receivables:
Dividends and interest	38,129	325,262	1,746,158	700,131
Investment securities sold	9	—	—	—
Variation margin on futures contracts	—	4,897	—	—
Deposits with brokers for:
Futures contracts	51	67,378	503,956	54,144
Total assets	30,740,466	60,074,263	164,901,317	412,417,565
Liabilities:
Payables:
Investment securities purchased	335	22	362	191
Management fees	4,371	4,239	26,719	29,817
Variation margin on futures contracts	—	—	11,942	228
Funds advanced by custodian	59	—	—	—
Payable upon return of securities loaned	—	134,400	—	—
Deferred tax	418,094	—	—	—
Total liabilities	422,859	138,661	39,023	30,236
Net assets, at value	$ 30,317,607	$ 59,935,602	$ 164,862,294	$ 412,387,329
Net assets consist of:
Paid-in capital	$ 31,878,738	$ 53,031,187	$ 297,705,099	$ 358,879,776
Total distributable earnings (loss)	(1,561,131)	6,904,415	(132,842,805)	53,507,553
Net assets, at value	$ 30,317,607	$ 59,935,602	$ 164,862,294	$ 412,387,329
Shares outstanding	1,200,000	1,850,000	9,100,000	10,950,000
Net asset value per share	$25.26	$32.40	$18.12	$37.66
+Includes securities loaned	—	126,911	—	—
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Franklin Templeton ETF Trust
Financial Statements
Statements of Assets and Liabilities (continued)
 September 30, 2024  (unaudited)
	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Eurozone ETF	Franklin FTSE Germany ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$ 145,687,229	$ 80,774,483	$ 19,497,626	$ 28,746,094
Cost – Non-controlled affiliates (Note 3c)	119	25,519	830	8,537
Value – Unaffiliated issuers	$ 139,027,507	$ 85,925,236	$ 21,386,161	$ 31,714,188
Value – Non-controlled affiliates (Note 3c)	119	25,519	830	8,537
Cash	3,096,220	198	—	—
Foreign currency, at value (cost $373,163, $103,452, $7,613 and $10,000, respectively)	373,394	103,516	7,615	10,004
Receivables:
Dividends and interest	188,858	632,732	67,367	72,822
European Union tax reclaims receivable (Note 1e)	—	290,280	19,168	—
Variation margin on futures contracts	3,554	—	—	—
Deposits with brokers for:
Futures contracts	26,869	65,449	3,926	6,354
Total assets	142,716,521	87,042,930	21,485,067	31,811,905
Liabilities:
Payables:
Investment securities purchased	3,136,478	172	1	73
European Union tax reclaims contingency fees payable (Note 1e)	—	72,570	4,792	—
Management fees	17,287	6,312	1,546	2,267
Variation margin on futures contracts	—	12,040	638	559
Accrued expenses and other liabilities	—	78,096	—	—
Total liabilities	3,153,765	169,190	6,977	2,899
Net assets, at value	$ 139,562,756	$ 86,873,740	$ 21,478,090	$ 31,809,006
Net assets consist of:
Paid-in capital	$ 178,508,045	$ 87,655,339	$ 23,292,687	$ 30,502,210
Total distributable earnings (loss)	(38,945,289)	(781,599)	(1,814,597)	1,306,796
Net assets, at value	$ 139,562,756	$ 86,873,740	$ 21,478,090	$ 31,809,006
Shares outstanding	6,800,000	2,800,000	800,000	1,200,000
Net asset value per share	$20.52	$31.03	$26.85	$26.51
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Franklin Templeton ETF Trust
Financial Statements
Statements of Assets and Liabilities (continued)
 September 30, 2024  (unaudited)
	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$ 16,086,543	$ 1,463,395,680	$ 1,906,197,495	$ 66,480,732
Cost – Non-controlled affiliates (Note 3c)	460	14,888,080	695,927	683,395
Value – Unaffiliated issuers	$ 13,635,319	$ 1,847,196,701	$ 2,081,450,154+	$ 72,237,496
Value – Non-controlled affiliates (Note 3c)	460	14,888,080	695,927	683,395
Cash	—	12,626	—	—
Foreign currency, at value (cost $59,033, $23,075,691, $284,492 and $223,185, respectively)	59,151	23,005,843	284,492	225,178
Receivables:
Dividends and interest	30,157	505,197	18,280,137	637,922
Investment securities sold	—	—	15,918	—
Variation margin on futures contracts	4,442	—	—	—
Deposits with brokers for:
Futures contracts	5,347	2,051,500	1,371,940	102,006
Unrealized appreciation on OTC forward exchange contracts	—	—	—	438
Total assets	13,734,876	1,887,659,947	2,102,098,568	73,886,435
Liabilities:
Payables:
Investment securities purchased	5	490,670	106	2,212
Management fees	890	274,588	154,764	5,269
Variation margin on futures contracts	—	518,427	332,453	25,108
Funds advanced by custodian	—	—	327	—
Payable upon return of securities loaned	—	—	666,433	—
Unrealized depreciation on OTC forward exchange contracts	—	—	—	1,007,508
Deferred tax	—	74,226,080	—	—
Total liabilities	895	75,509,765	1,154,083	1,040,097
Net assets, at value	$ 13,733,981	$ 1,812,150,182	$ 2,100,944,485	$ 72,846,338
Net assets consist of:
Paid-in capital	$ 18,248,825	$ 1,520,357,910	$ 1,999,559,909	$ 71,476,944
Total distributable earnings (loss)	(4,514,844)	291,792,272	101,384,576	1,369,394
Net assets, at value	$ 13,733,981	$ 1,812,150,182	$ 2,100,944,485	$ 72,846,338
Shares outstanding	700,000	43,250,000	69,000,000	2,400,000
Net asset value per share	$19.62	$41.90	$30.45	$30.35
+Includes securities loaned	—	—	636,208	—
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Franklin Templeton ETF Trust
Financial Statements
Statements of Assets and Liabilities (continued)
 September 30, 2024  (unaudited)
	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Korea ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$ 45,826,481	$ 104,999,078	$ 15,886,026	$ 96,630,391
Cost – Non-controlled affiliates (Note 3c)	1,565	75,561	—	52,762
Value – Unaffiliated issuers	$ 51,688,536	$ 94,783,777+	$ 18,331,527	$ 120,125,711
Value – Non-controlled affiliates (Note 3c)	1,565	75,561	—	52,762
Cash	—	136,082	—	—
Foreign currency, at value (cost $150,097, $416, $76,246 and $117,975, respectively)	150,283	414	76,253	119,771
Receivables:
Dividends and interest	359,558	16,856	12,764	248,652
Investment securities sold	4	—	—	—
Deposits with brokers for:
Futures contracts	80,385	9,739	4	—
Total assets	52,280,331	95,022,429	18,420,548	120,546,896
Liabilities:
Payables:
Investment securities purchased	89,144	13	6	47
Management fees	8,096	13,145	5,780	8,729
Variation margin on futures contracts	2,532	9,720	—	—
Funds advanced by custodian	—	—	64,746	—
Payable upon return of securities loaned	—	70,000	—	—
Total liabilities	99,772	92,878	70,532	8,776
Net assets, at value	$ 52,180,559	$ 94,929,551	$ 18,350,016	$ 120,538,120
Net assets consist of:
Paid-in capital	$ 47,712,779	$ 103,673,563	$ 16,164,094	$ 130,222,893
Total distributable earnings (loss)	4,467,780	(8,744,012)	2,185,922	(9,684,773)
Net assets, at value	$ 52,180,559	$ 94,929,551	$ 18,350,016	$ 120,538,120
Shares outstanding	2,500,000	3,550,000	500,000	5,600,000
Net asset value per share	$20.87	$26.74	$36.70	$21.52
+Includes securities loaned	—	64,925	—	—
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Franklin Templeton ETF Trust
Financial Statements
Statements of Assets and Liabilities (continued)
 September 30, 2024  (unaudited)
	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$ 49,251,040	$ 202,818,991	$ 652,498,592
Cost – Non-controlled affiliates (Note 3c)	1,714	189,021	63,985
Value – Unaffiliated issuers	$ 56,654,832	$ 270,528,195	$ 727,857,962
Value – Non-controlled affiliates (Note 3c)	1,714	189,021	63,985
Cash	—	26	6,892
Foreign currency, at value (cost $63,451, $380,127 and $2,725,201, respectively)	63,681	383,717	2,738,309
Receivables:
Dividends and interest	1,062,442	286,734	1,632,922
Deposits with brokers for:
Futures contracts	63,386	49,500	152,057
Total assets	57,846,055	271,437,193	732,452,127
Liabilities:
Payables:
Investment securities purchased	7	20,790	456,835
Management fees	4,222	42,820	53,440
Variation margin on futures contracts	2,157	15,467	33,996
Total liabilities	6,386	79,077	544,271
Net assets, at value	$ 57,839,669	$ 271,358,116	$ 731,907,856
Net assets consist of:
Paid-in capital	$ 52,698,359	$ 209,725,446	$ 670,798,863
Total distributable earnings (loss)	5,141,310	61,632,670	61,108,993
Net assets, at value	$ 57,839,669	$ 271,358,116	$ 731,907,856
Shares outstanding	1,600,000	5,600,000	25,650,000
Net asset value per share	$36.15	$48.46	$28.53
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Franklin Templeton ETF Trust
Financial Statements
Statements of Operations
 for the period ended September 30, 2024  (unaudited)
	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$ 485,418	$ 924,572	$ 6,335,700	$ 5,408,042
Non-Controlled affiliates (Note 3c)	823	510	4,015	3,008
Interest:
Unaffiliated issuers	129	467	—	—
Interest from securities loaned (Note 1d):
Unaffiliated issuers (net of fees and rebates)	—	5	—	—
Non-Controlled affiliates (Note 3c)	—	12	—	—
Total investment income	486,370	925,566	6,339,715	5,411,050
Expenses:
Management fees (Note 3a)	28,342	20,344	156,936	178,914
Total expenses	28,342	20,344	156,936	178,914
Expenses waived/paid by affiliates (Note 3c)	(75)	(12)	(183)	(73)
Net expenses	28,267	20,332	156,753	178,841
Net investment income	458,103	905,234	6,182,962	5,232,209
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(178,755)	3,728	(2,321,575)	(560,524)
In-kind redemptions	220,286	1,081,499	—	5,545,617
Foreign currency transactions	(5,726)	6,337	(324,918)	(4,890)
Futures contracts	(1,123)	18,311	(25,080)	101,717
Net realized gain (loss)	34,682	1,109,875	(2,671,573)	5,081,920
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	4,296,608	4,695,220	(10,479,205)	25,899,150
Translation of other assets and liabilities denominated in foreign currencies	2,939	18,239	26,401	(284)
Futures contracts	73	1,754	(53,792)	(8,426)
Change in deferred taxes on unrealized appreciation	(150,567)	—	—	—
Net change in unrealized appreciation (depreciation)	4,149,053	4,715,213	(10,506,596)	25,890,440
Net realized and unrealized gain (loss)	4,183,735	5,825,088	(13,178,169)	30,972,360
Net increase (decrease) in net assets resulting from operations	$4,641,838	$6,730,322	$(6,995,207)	$36,204,569

[a]Foreign taxes withheld on dividends	$58,425	$11,333	$405,076	$951,203
163	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Statements
Statements of Operations (continued)
 for the period ended September 30, 2024  (unaudited)
	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Eurozone ETF	Franklin FTSE Germany ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$ 2,800,443	$ 1,413,838	$ 451,972	$ 541,863
Non-Controlled affiliates (Note 3c)	1,297	1,983	147	409
European Union tax reclaims (Note 1e)	—	(2,990)[b]	—	—
Interest:
Unaffiliated issuers	748	2,881	—	165
Interest from securities loaned (Note 1d):
Unaffiliated issuers (net of fees and rebates)	271	—	—	—
Non-Controlled affiliates (Note 3c)	431	—	—	—
Total investment income	2,803,190	1,415,712	452,119	542,437
Expenses:
Management fees (Note 3a)	106,019	34,866	9,299	11,377
European Union tax reclaims contingency fees (Note 1e)	—	(707)[b]	—	—
Total expenses	106,019	34,159	9,299	11,377
Expenses waived/paid by affiliates (Note 3c)	(73)	(45)	(4)	(10)
Net expenses	105,946	34,114	9,295	11,367
Net investment income	2,697,244	1,381,598	442,824	531,070
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(4,303,694)	(690,867)	(114,761)	(318,102)
In-kind redemptions	2,735,945	—	—	—
Foreign currency transactions	12,875	6,472	96	2,407
Forward exchange contracts	(13,142)	—	—	—
Futures contracts	(94,853)	(5,372)	(2,262)	3,348
Net realized gain (loss)	(1,662,869)	(689,767)	(116,927)	(312,347)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	31,894,303	5,083,326	684,975	2,490,609
Translation of other assets and liabilities denominated in foreign currencies	818	45,726	3,687	2,435
Futures contracts	69,709	(17,693)	(405)	2,705
Net change in unrealized appreciation (depreciation)	31,964,830	5,111,359	688,257	2,495,749
Net realized and unrealized gain (loss)	30,301,961	4,421,592	571,330	2,183,402
Net increase (decrease) in net assets resulting from operations	$32,999,205	$5,803,190	$1,014,154	$2,714,472

[a]Foreign taxes withheld on dividends	$214,478	$188,878	$75,076	$85,712
[b]Reversal of excess European Union tax reclaim and Contingency fees related to the filing of European Union tax reclaims for the period ended September 2024.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	164

Franklin Templeton ETF Trust
Financial Statements
Statements of Operations (continued)
 for the period ended September 30, 2024  (unaudited)
	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$ 357,384	$ 8,417,721	$ 22,163,953	$ 749,198
Non-Controlled affiliates (Note 3c)	110	79,671	64,634	9,114
Interest:
Unaffiliated issuers	142	(237,496)	—	—
Interest from securities loaned (Note 1d):
Unaffiliated issuers (net of fees and rebates)	—	—	40	—
Non-Controlled affiliates (Note 3c)	—	—	15,401	—
Total investment income	357,636	8,259,896	22,244,028	758,312
Expenses:
Management fees (Note 3a)	4,916	1,317,396	920,948	29,612
Total expenses	4,916	1,317,396	920,948	29,612
Expenses waived/paid by affiliates (Note 3c)	(3)	(2,489)	(4,218)	(238)
Net expenses	4,913	1,314,907	916,730	29,374
Net investment income	352,723	6,944,989	21,327,298	728,938
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(334,015)	(3,286,957)	(29,009,973)	(756,879)
In-kind redemptions	—	—	47,337,112	399,224
Foreign currency transactions	313	(497,759)	(567,570)	1,573,492
Forward exchange contracts	—	—	—	(3,341,147)
Futures contracts	10,829	3,282,856	(1,098,699)	(58,304)
Net realized gain (loss)	(322,873)	(501,860)	16,660,870	(2,183,614)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	2,442,672	241,263,286	1,118,286	1,938,187
Translation of other assets and liabilities denominated in foreign currencies	214	(71,197)	29,878	3,766
Futures contracts	6,835	(298,007)	(222,619)	35,846
Forward exchange contracts	—	—	—	(1,776,080)
Change in deferred taxes on unrealized appreciation	—	(51,337,626)	—	—
Net change in unrealized appreciation (depreciation)	2,449,721	189,556,456	925,545	201,719
Net realized and unrealized gain (loss)	2,126,848	189,054,596	17,586,415	(1,981,895)
Net increase (decrease) in net assets resulting from operations	$2,479,571	$195,999,585	$38,913,713	$(1,252,957)

[a]Foreign taxes withheld on dividends	$899	$2,527,471	$2,596,473	$85,787
165	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Statements
Statements of Operations (continued)
 for the period ended September 30, 2024  (unaudited)
	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Korea ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$ 1,854,642	$ 1,412,900	$ 397,434	$ 869,835
Non-Controlled affiliates (Note 3c)	886	691	61	7,818
Interest: (net of foreign taxes)[b]
Unaffiliated issuers	1,269	680	—	1,512
Interest from securities loaned (Note 1d):
Unaffiliated issuers (net of fees and rebates)	103	1,994	—	—
Non-Controlled affiliates (Note 3c)	343	2,343	—	—
Total investment income	1,857,243	1,418,608	397,495	879,165
Expenses:
Management fees (Note 3a)	54,704	66,018	35,243	91,018
Total expenses	54,704	66,018	35,243	91,018
Expenses waived/paid by affiliates (Note 3c)	(73)	(56)	(9)	(181)
Net expenses	54,631	65,962	35,234	90,837
Net investment income	1,802,612	1,352,646	362,261	788,328
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(445,051)	(628,878)	(22,445)	10,827,444
In-kind redemptions	718,267	2,651,145	—	—
Foreign currency transactions	(101,074)	(30,786)	(98)	(264,351)
Forward exchange contracts	88	—	(132)	—
Futures contracts	(69,168)	(15,149)	(5,667)	(13,799)
Net realized gain (loss)	103,062	1,976,332	(28,342)	10,549,294
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(8,073,970)	(17,946,034)	(499,724)	(20,782,435)
Translation of other assets and liabilities denominated in foreign currencies	4,277	27	8	85,643
Futures contracts	(13,250)	(25)	—	(121,465)
Net change in unrealized appreciation (depreciation)	(8,082,943)	(17,946,032)	(499,716)	(20,818,257)
Net realized and unrealized gain (loss)	(7,979,881)	(15,969,700)	(528,058)	(10,268,963)
Net increase (decrease) in net assets resulting from operations	$(6,177,269)	$(14,617,054)	$(165,797)	$(9,480,635)

[a]Foreign taxes withheld on dividends	$150,500	$136,453	$17,013	$152,256
[b]Foreign taxes withheld on interest	$—	$—	$—	$39
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	166

Franklin Templeton ETF Trust
Financial Statements
Statements of Operations (continued)
 for the period ended September 30, 2024  (unaudited)
	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$ 715,535	$ 4,725,528	$ 14,814,378
Non-Controlled affiliates (Note 3c)	721	3,402	7,614
Interest:
Unaffiliated issuers	—	—	7,411
Interest from securities loaned (Note 1d):
Non-Controlled affiliates (Note 3c)	—	—	112
Total investment income	716,256	4,728,930	14,829,515
Expenses:
Management fees (Note 3a)	23,639	234,896	318,841
Total expenses	23,639	234,896	318,841
Expenses waived/paid by affiliates (Note 3c)	(18)	(138)	(492)
Net expenses	23,621	234,758	318,349
Net investment income	692,635	4,494,172	14,511,166
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(180,192)	(4,667,818)	(4,160,554)
In-kind redemptions	621,104	—	10,918,288
Foreign currency transactions	5,011	(204,497)	144,787
Forward exchange contracts	—	51,091	—
Futures contracts	29,810	(156,232)	302,671
Net realized gain (loss)	475,733	(4,977,456)	7,205,192
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	4,537,667	23,187,534	58,312,087
Translation of other assets and liabilities denominated in foreign currencies	68,969	32,646	46,450
Futures contracts	16,783	(35,913)	(193,047)
Net change in unrealized appreciation (depreciation)	4,623,419	23,184,267	58,165,490
Net realized and unrealized gain (loss)	5,099,152	18,206,811	65,370,682
Net increase (decrease) in net assets resulting from operations	$5,791,787	$22,700,983	$79,881,848

[a]Foreign taxes withheld on dividends	$129,476	$1,253,424	$27,276
167	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Statements
Statements of Changes in Net Assets

	Franklin FTSE Asia ex Japan ETF		Franklin FTSE Australia ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$ 458,103	$ 691,909	$ 905,234	$ 1,182,997
Net realized gain (loss)	34,682	(2,240,368)	1,109,875	1,048,275
Net change in unrealized appreciation (depreciation)	4,149,053	2,827,663	4,715,213	996,478
Net increase (decrease) in net assets resulting from operations	4,641,838	1,279,204	6,730,322	3,227,750
Distributions to shareholders (Note 1f)	(431,928)	(715,771)	(550,448)	(1,132,129)
Capital share transactions: (Note 2)	(8,856,813)	4,420,748	26,308,896	(4,085,725)
Net increase (decrease) in net assets	(4,646,903)	4,984,181	32,488,770	(1,990,104)
Net assets:
Beginning of period	34,964,510	29,980,329	27,446,832	29,436,936
End of period	$ 30,317,607	$ 34,964,510	$ 59,935,602	$ 27,446,832
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	168

Franklin Templeton ETF Trust
Financial Statements
Statements of Changes in Net Assets (continued)

	Franklin FTSE Brazil ETF		Franklin FTSE Canada ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$ 6,182,962	$ 12,656,624	$ 5,232,209	$ 9,700,955
Net realized gain (loss)	(2,671,573)	361,912	5,081,920	1,605,921
Net change in unrealized appreciation (depreciation)	(10,506,596)	32,990,933	25,890,440	44,289,360
Net increase (decrease) in net assets resulting from operations	(6,995,207)	46,009,469	36,204,569	55,596,236
Distributions to shareholders (Note 1f)	(4,966,895)	(13,002,222)	(4,207,446)	(8,908,973)
Capital share transactions: (Note 2)	14,442,508	(139,539,135)	(29,437,205)	83,213,100
Net increase (decrease) in net assets	2,480,406	(106,531,888)	2,559,918	129,900,363
Net assets:
Beginning of period	162,381,888	268,913,776	409,827,411	279,927,048
End of period	$ 164,862,294	$ 162,381,888	$ 412,387,329	$ 409,827,411
169	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Statements
Statements of Changes in Net Assets (continued)

	Franklin FTSE China ETF		Franklin FTSE Europe ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$ 2,697,244	$ 2,326,737	$ 1,381,598	$ 3,216,419
Net realized gain (loss)	(1,662,869)	(10,537,536)	(689,767)	6,979,258
Net change in unrealized appreciation (depreciation)	31,964,830	(12,345,956)	5,111,359	3,681,309
Net increase (decrease) in net assets resulting from operations	32,999,205	(20,556,755)	5,803,190	13,876,986
Distributions to shareholders (Note 1f)	(781,968)	(3,374,793)	(1,936,171)	(3,162,071)
Capital share transactions: (Note 2)	(5,722,337)	22,765,048	11,751,478	(51,017,820)
Net increase (decrease) in net assets	26,494,900	(1,166,500)	15,618,497	(40,302,905)
Net assets:
Beginning of period	113,067,856	114,234,356	71,255,243	111,558,148
End of period	$ 139,562,756	$ 113,067,856	$ 86,873,740	$ 71,255,243
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	170

Franklin Templeton ETF Trust
Financial Statements
Statements of Changes in Net Assets (continued)

	Franklin FTSE Eurozone ETF		Franklin FTSE Germany ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$ 442,824	$ 493,630	$ 531,070	$ 507,605
Net realized gain (loss)	(116,927)	160,072	(312,347)	54,706
Net change in unrealized appreciation (depreciation)	688,257	1,571,666	2,495,749	2,008,733
Net increase (decrease) in net assets resulting from operations	1,014,154	2,225,368	2,714,472	2,571,044
Distributions to shareholders (Note 1f)	(364,149)	(771,809)	(568,974)	(553,900)
Capital share transactions: (Note 2)	—	5,211,634	9,806,486	156,665
Net increase (decrease) in net assets	650,005	6,665,193	11,951,984	2,173,809
Net assets:
Beginning of period	20,828,085	14,162,892	19,857,022	17,683,213
End of period	$ 21,478,090	$ 20,828,085	$ 31,809,006	$ 19,857,022
171	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Statements
Statements of Changes in Net Assets (continued)

	Franklin FTSE Hong Kong ETF		Franklin FTSE India ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$ 352,723	$ 607,322	$ 6,944,989	$ 3,464,829
Net realized gain (loss)	(322,873)	(469,459)	(501,860)	(6,980,565)
Net change in unrealized appreciation (depreciation)	2,449,721	(3,057,192)	189,556,456	119,500,337
Net increase (decrease) in net assets resulting from operations	2,479,571	(2,919,329)	195,999,585	115,984,601
Distributions to shareholders (Note 1f)	(207,723)	(661,136)	(12,727,414)	(4,472,209)
Capital share transactions: (Note 2)	1,607,656	(3,633,931)	738,742,476	679,645,701
Net increase (decrease) in net assets	3,879,504	(7,214,396)	922,014,647	791,158,093
Net assets:
Beginning of period	9,854,477	17,068,873	890,135,535	98,977,442
End of period	$ 13,733,981	$ 9,854,477	$ 1,812,150,182	$ 890,135,535
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	172

Franklin Templeton ETF Trust
Financial Statements
Statements of Changes in Net Assets (continued)

	Franklin FTSE Japan ETF		Franklin FTSE Japan Hedged ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$ 21,327,298	$ 32,143,495	$ 728,938	$ 2,655,408
Net realized gain (loss)	16,660,870	40,297,352	(2,183,614)	9,358,073
Net change in unrealized appreciation (depreciation)	925,545	274,506,098	201,719	5,546,627
Net increase (decrease) in net assets resulting from operations	38,913,713	346,946,945	(1,252,957)	17,560,108
Distributions to shareholders (Note 1f)	(75,753,707)	(47,861,526)	(1,584,307)	(8,554,832)
Capital share transactions: (Note 2)	201,218,190	636,677,648	25,341,993	28,051,839
Net increase (decrease) in net assets	164,378,196	935,763,067	22,504,729	37,057,115
Net assets:
Beginning of period	1,936,566,289	1,000,803,222	50,341,609	13,284,494
End of period	$ 2,100,944,485	$ 1,936,566,289	$ 72,846,338	$ 50,341,609
173	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Statements
Statements of Changes in Net Assets (continued)

	Franklin FTSE Latin America ETF		Franklin FTSE Mexico ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$ 1,802,612	$ 3,745,352	$ 1,352,646	$ 959,837
Net realized gain (loss)	103,062	874,448	1,976,332	1,283,014
Net change in unrealized appreciation (depreciation)	(8,082,943)	8,510,514	(17,946,032)	3,878,639
Net increase (decrease) in net assets resulting from operations	(6,177,269)	13,130,314	(14,617,054)	6,121,490
Distributions to shareholders (Note 1f)	(1,547,051)	(3,756,222)	(496,939)	(1,096,799)
Capital share transactions: (Note 2)	(8,573,833)	(8,267,612)	64,512,365	15,616,640
Net increase (decrease) in net assets	(16,298,153)	1,106,480	49,398,372	20,641,331
Net assets:
Beginning of period	68,478,712	67,372,232	45,531,179	24,889,848
End of period	$ 52,180,559	$ 68,478,712	$ 94,929,551	$ 45,531,179
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	174

Franklin Templeton ETF Trust
Financial Statements
Statements of Changes in Net Assets (continued)

	Franklin FTSE Saudi Arabia ETF		Franklin FTSE South Korea ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$ 362,261	$ 581,168	$ 788,328	$ 4,955,767
Net realized gain (loss)	(28,342)	(353,866)	10,549,294	(18,892,101)
Net change in unrealized appreciation (depreciation)	(499,716)	2,199,461	(20,818,257)	46,054,463
Net increase (decrease) in net assets resulting from operations	(165,797)	2,426,763	(9,480,635)	32,118,129
Distributions to shareholders (Note 1f)	(270,258)	(633,203)	(10,241,475)	(7,193,721)
Capital share transactions: (Note 2)	—	(4,881,121)	(161,077,242)	(16,635,729)
Net increase (decrease) in net assets	(436,055)	(3,087,561)	(180,799,352)	8,288,679
Net assets:
Beginning of period	18,786,071	21,873,632	301,337,472	293,048,793
End of period	$ 18,350,016	$ 18,786,071	$ 120,538,120	$ 301,337,472
175	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Statements
Statements of Changes in Net Assets (continued)

	Franklin FTSE Switzerland ETF		Franklin FTSE Taiwan ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$ 692,635	$ 1,227,629	$ 4,494,172	$ 5,460,449
Net realized gain (loss)	475,733	(301,296)	(4,977,456)	(1,840,578)
Net change in unrealized appreciation (depreciation)	4,623,419	2,732,803	23,184,267	33,109,362
Net increase (decrease) in net assets resulting from operations	5,791,787	3,659,136	22,700,983	36,729,233
Distributions to shareholders (Note 1f)	(1,085,763)	(1,316,860)	(975,159)	(5,524,051)
Capital share transactions: (Note 2)	7,123,945	(6,273,325)	24,128,503	57,204,780
Net increase (decrease) in net assets	11,829,969	(3,931,049)	45,854,327	88,409,962
Net assets:
Beginning of period	46,009,700	49,940,749	225,503,789	137,093,827
End of period	$ 57,839,669	$ 46,009,700	$ 271,358,116	$ 225,503,789
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Franklin Templeton ETF Trust
Financial Statements
Statements of Changes in Net Assets (continued)

	Franklin FTSE United Kingdom ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$ 14,511,166	$ 23,100,993
Net realized gain (loss)	7,205,192	4,272,953
Net change in unrealized appreciation (depreciation)	58,165,490	43,711,833
Net increase (decrease) in net assets resulting from operations	79,881,848	71,085,779
Distributions to shareholders (Note 1f)	(16,664,119)	(23,620,510)
Capital share transactions: (Note 2)	16,163,588	36,100,355
Net increase (decrease) in net assets	79,381,317	83,565,624
Net assets:
Beginning of period	652,526,539	568,960,915
End of period	$ 731,907,856	$ 652,526,539
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FRANKLIN TEMPLETON ETF TRUST
Notes to Financial Statements (unaudited)
1.  Organization and Significant Accounting Policies
Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company consisting of forty-nine separate funds, nineteen of which are included in this report (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946, Financial Services - Investment Companies ("ASC 946") and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. Each of the Funds are an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund’s corresponding underlying index.
The following summarizes the Funds’ significant accounting policies.
a.  Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC).
The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ  a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’  business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the Funds’ portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2024, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”).

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
1.  Organization and Significant Accounting Policies (continued)
a.  Financial Instrument Valuation (continued)

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
b.  Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.
Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.
c.  Derivative Financial Instruments
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Funds to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
1.  Organization and Significant Accounting Policies (continued)
c.  Derivative Financial Instruments (continued)

with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.
Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The forward contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency  contract, the Funds recognize a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
See  Note 7 regarding other derivative information.
d.  Securities Lending
Certain or all Funds participate in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Funds. These securities received as collateral are held in segregated accounts with the Funds’ custodian. The Fund cannot repledge or resell these securities received as collateral. As such, the non-cash collateral is excluded from the Statements of Assets and Liabilities. The Fund may receive income from the investment of cash collateral, in addition to lending fees  paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.
e.  Income and Deferred Taxes
It is each Funds’ policy to qualify as a regulated investment company under the Internal Revenue Code. The Funds intend to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, Funds records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
1.  Organization and Significant Accounting Policies (continued)
e.  Income and Deferred Taxes (continued)

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2024, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Funds invest.
As a result of several court cases, in certain countries across the European Union the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for EU reclaims is reflected as European Union tax reclaims in the Statement of Operations and any related receivable is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected as European Union tax reclaims contingency fees in the statement of operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns.
f.  Security Transactions, Investment Income, Expenses and Distributions
Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest Income (including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Stock dividends are reflected as non-cash dividend income on the Statement of Operations  and are recorded at fair value. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Funds that incurred the expense. These expenses are paid by the Fund or by the investment manager, as applicable, according to the terms of the unified management fee agreement.
g.  Accounting Estimates
The preparation of financial statement in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
h.  Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2.  Shares of Beneficial Interest
Shares of the Funds is issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary
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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
2.  Shares of Beneficial Interest (continued)
market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).
Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.
In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.
At September 30, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:
	Franklin FTSE Asia ex Japan ETF
	Six Months Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	—	$ 16,146	600,000	$ 12,577,934
Shares redeemed	(400,000)	(8,872,959)	(400,000)	(8,157,186)
Net increase (decrease)	(400,000)	$ (8,856,813)	200,000	$ 4,420,748

	Franklin FTSE Australia ETF
	Six Months Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	1,050,000	$ 30,766,120	50,000	$ 1,313,154
Shares redeemed	(150,000)	(4,457,224)	(200,000)	(5,398,879)
Net increase (decrease)	900,000	$ 26,308,896	(150,000)	$ (4,085,725)

	Franklin FTSE Brazil ETF
	Six Months Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	1,300,000	$ 23,365,378	3,000,000	$ 57,369,720
Shares redeemed	(500,000)	(8,922,870)	(10,700,000)	(196,908,855)
Net increase (decrease)	800,000	$ 14,442,508	(7,700,000)	$ (139,539,135)

	Franklin FTSE Canada ETF
	Six Months Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	—	$ —	3,350,000	$ 104,706,035
Shares redeemed	(850,000)	(29,437,205)	(650,000)	(21,492,935)
Net increase (decrease)	(850,000)	$ (29,437,205)	2,700,000	$ 83,213,100

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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
2.  Shares of Beneficial Interest (continued)
	Franklin FTSE China ETF
	Six Months Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	400,000	$ 7,413,540	1,400,000	$ 22,765,048
Shares redeemed	(800,000)	(13,135,877)	—	—
Net increase (decrease)	(400,000)	$ (5,722,337)	1,400,000	$ 22,765,048

	Franklin FTSE Europe ETF
	Six Months Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	400,000	$ 11,751,478	600,000	$ 16,045,982
Shares redeemed	—	—	(2,400,000)	(67,063,802)
Net increase (decrease)	400,000	$ 11,751,478	(1,800,000)	$ (51,017,820)

	Franklin FTSE Eurozone ETF
	Six Months Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	—	$ —	600,000	$ 14,540,210
Shares redeemed	—	—	(400,000)	(9,328,576)
Net increase (decrease)	—	$ —	200,000	$ 5,211,634

	Franklin FTSE Germany ETF
	Six Months Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	400,000	$ 9,806,486	100,000	$ 2,319,106
Shares redeemed	—	—	(100,000)	(2,162,441)
Net increase (decrease)	400,000	$ 9,806,486	—	$ 156,665

	Franklin FTSE Hong Kong ETF
	Six Months Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	100,000	$ 1,607,656	—	$ —
Shares redeemed	—	—	(200,000)	(3,633,931)
Net increase (decrease)	100,000	$ 1,607,656	(200,000)	$ (3,633,931)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
2.  Shares of Beneficial Interest (continued)
	Franklin FTSE India ETF
	Six Months Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	18,900,000	$ 738,742,476	21,350,000	$ 700,074,680
Shares redeemed	—	—	(600,000)	(20,428,979)
Net increase (decrease)	18,900,000	$ 738,742,476	20,750,000	$ 679,645,701

	Franklin FTSE Japan ETF
	Six Months Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	13,200,000	$ 391,535,714	33,000,000	$ 899,579,287
Shares redeemed	(6,600,000)	(190,317,524)	(9,600,000)	(262,901,639)
Net increase (decrease)	6,600,000	$ 201,218,190	23,400,000	$ 636,677,648

	Franklin FTSE Japan Hedged ETF
	Six Months Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	900,000	$ 28,077,935	7,900,000	$ 235,835,646
Shares redeemed	(100,000)	(2,735,942)	(6,800,000)	(207,783,807)
Net increase (decrease)	800,000	$ 25,341,993	1,100,000	$ 28,051,839

	Franklin FTSE Latin America ETF
	Six Months Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	—	$ 14,106	100,000	$ 2,392,505
Shares redeemed	(400,000)	(8,587,939)	(500,000)	(10,660,117)
Net increase (decrease)	(400,000)	$ (8,573,833)	(400,000)	$ (8,267,612)

	Franklin FTSE Mexico ETF
	Six Months Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	2,900,000	$ 83,495,438	650,000	$ 20,026,760
Shares redeemed	(700,000)	(18,983,073)	(150,000)	(4,410,120)
Net increase (decrease)	2,200,000	$ 64,512,365	500,000	$ 15,616,640

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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
2.  Shares of Beneficial Interest (continued)
	Franklin FTSE Saudi Arabia ETF
	Six Months Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	—	$ —	—	$ —
Shares redeemed	—	—	(150,000)	(4,881,121)
Net increase (decrease)	—	$ —	(150,000)	$ (4,881,121)

	Franklin FTSE South Korea ETF
	Six Months Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	300,000	$ 7,151,179	3,100,000	$ 67,031,819
Shares redeemed	(7,600,000)	(168,228,421)	(4,100,000)	(83,667,548)
Net increase (decrease)	(7,300,000)	$ (161,077,242)	(1,000,000)	$ (16,635,729)

	Franklin FTSE Switzerland ETF
	Six Months Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	300,000	$ 10,443,418	100,000	$ 3,129,378
Shares redeemed	(100,000)	(3,319,473)	(300,000)	(9,402,703)
Net increase (decrease)	200,000	$ 7,123,945	(200,000)	$ (6,273,325)

	Franklin FTSE Taiwan ETF
	Six Months Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	1,800,000	$ 83,746,980	1,400,000	$ 57,204,780
Shares redeemed	(1,300,000)	(59,618,477)	—	—
Net increase (decrease)	500,000	$ 24,128,503	1,400,000	$ 57,204,780

	Franklin FTSE United Kingdom ETF
	Six Months Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	2,450,000	$ 64,519,278	4,300,000	$ 104,181,959
Shares redeemed	(1,800,000)	(48,355,690)	(2,800,000)	(68,081,604)
Net increase (decrease)	650,000	$ 16,163,588	1,500,000	$ 36,100,355
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
3.  Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:
Subsidiary	Affiliation
Franklin Advisers, Inc (Advisers)	Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Advisory Services, LLC (FASL)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC (Distributors)	Principal underwriter
a.  Management fees
The Funds pay a unified management fee to adviser whereby adviser has agreed to reimburse the Funds’ acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The fee is calculated daily and paid monthly according to the terms of the management agreement. The gross effective investment management fees are based on the average daily net assets of each of the Funds as follows:
Gross Effective Investment Management Fee Rate
Franklin FTSE Asia ex Japan ETF	0.19%
Franklin FTSE Australia ETF	0.09%
Franklin FTSE Brazil ETF	0.19%
Franklin FTSE Canada ETF	0.09%
Franklin FTSE China ETF	0.19%
Franklin FTSE Europe ETF	0.09%
Franklin FTSE Eurozone ETF	0.09%
Franklin FTSE Germany ETF	0.09%
Franklin FTSE Hong Kong ETF	0.09%
Franklin FTSE India ETF	0.19%
Franklin FTSE Japan ETF	0.09%
Franklin FTSE Japan Hedged ETF	0.09%
Franklin FTSE Latin America ETF	0.19%
Franklin FTSE Mexico ETF	0.19%
Franklin FTSE Saudi Arabia ETF	0.39%
Franklin FTSE South Korea ETF	0.09%
Franklin FTSE Switzerland ETF	0.09%
Franklin FTSE Taiwan ETF	0.19%
Franklin FTSE United Kingdom ETF	0.09%
Under a subadvisory agreement, FT Institutional provides subadvisory services to the Funds. The subadvisory fee is paid by  FASL based on the Fund’s average daily net assets and is not an additional expense of the Funds.
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
3.  Transactions with Affiliates (continued)
b.  Administrative Fees
Under an agreement with FASL, FT Services provides administrative services to the Funds. The fee is paid by FASL based on the Funds’ average daily net assets, and is not an additional expense of the Funds.
c.  Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended September 30, 2024, investments in affiliated management investment companies were as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Franklin FTSE Asia ex Japan ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	$—	$3,639,889	$(3,639,830)	$—	$—	$59	59	$823
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	$—	$607,698	$(607,698)	$—	$—	$—	—	$—
Total Affiliated Securities	$—	$4,247,587	$(4,247,528)	$—	$—	$59	59	$823
Franklin FTSE Australia ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	$—	$655,691	$(652,564)	$—	$—	$3,127	3,127	$510
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	$—	$134,400	$—	$—	$—	$134,400	134,400	$12
Total Affiliated Securities	$—	$790,091	$(652,564)	$—	$—	$137,527	137,527	$522
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
3.  Transactions with Affiliates (continued)
c.  Investments in Affiliated Management Investment Companies (continued)

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Franklin FTSE Brazil ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	$—	$5,937,165	$(5,715,989)	$—	$—	$221,176	221,176	$4,015
Franklin FTSE Canada ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	$—	$4,587,006	$(4,556,065)	$—	$—	$30,941	30,941	$3,008
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	$—	$532,950	$(532,950)	$—	$—	$—	—	$—
Total Affiliated Securities	$—	$5,119,956	$(5,089,015)	$—	$—	$30,941	30,941	$3,008
Franklin FTSE China ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	$—	$2,305,620	$(2,305,501)	$—	$—	$119	119	$1,297
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	$—	$532,950	$(532,950)	$—	$—	$—	—	$431
Total Affiliated Securities	$—	$2,838,570	$(2,838,451)	$—	$—	$119	119	$1,728
Franklin FTSE Europe ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	$—	$2,312,332	$(2,286,813)	$—	$—	$25,519	25,519	$1,983
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
3.  Transactions with Affiliates (continued)
c.  Investments in Affiliated Management Investment Companies (continued)

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Franklin FTSE Eurozone ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	$2	$341,130	$(340,302)	$—	$—	$830	830	$147
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	$—	$128,800	$(128,800)	$—	$—	$—	—	$—
Total Affiliated Securities	$2	$469,930	$(469,102)	$—	$—	$830	830	$147
Franklin FTSE Germany ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	$—	$597,112	$(588,575)	$—	$—	$8,537	8,537	$409
Franklin FTSE Hong Kong ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	$—	$213,310	$(212,850)	$—	$—	$460	460	$110
Franklin FTSE India ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	$—	$123,385,157	$(108,497,077)	$—	$—	$14,888,080	14,888,080	$79,671
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
3.  Transactions with Affiliates (continued)
c.  Investments in Affiliated Management Investment Companies (continued)

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Franklin FTSE Japan ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	$512,091	$85,051,116	$(85,533,713)	$—	$—	$29,494	29,494	$64,634
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	$8,014,193	$3,432,645	$(10,780,405)	$—	$—	$666,433	666,433	$15,401
Total Affiliated Securities	$8,526,284	$88,483,761	$(96,314,118)	$—	$—	$695,927	695,927	$80,035
Franklin FTSE Japan Hedged ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	$14,836	$4,430,427	$(3,761,868)	$—	$—	$683,395	683,395	$9,114
Franklin FTSE Latin America ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	$—	$1,646,177	$(1,644,612)	$—	$—	$1,565	1,565	$886
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	$—	$1,319,960	$(1,319,960)	$—	$—	$—	—	$343
Total Affiliated Securities	$—	$2,966,137	$(2,964,572)	$—	$—	$1,565	1,565	$1,229
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
3.  Transactions with Affiliates (continued)
c.  Investments in Affiliated Management Investment Companies (continued)

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Franklin FTSE Mexico ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	$—	$668,613	$(663,052)	$—	$—	$5,561	5,561	$691
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	$46,800	$443,740	$(420,540)	$—	$—	$70,000	70,000	$2,343
Total Affiliated Securities	$46,800	$1,112,353	$(1,083,592)	$—	$—	$75,561	75,561	$3,034
Franklin FTSE Saudi Arabia ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	$—	$270,696	$(270,696)	$—	$—	$—	—	$61
Franklin FTSE South Korea ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	$—	$19,249,153	$(19,196,391)	$—	$—	$52,762	52,762	$7,818
Franklin FTSE Switzerland ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	$—	$1,101,262	$(1,099,548)	$—	$—	$1,714	1,714	$721
Franklin FTSE Taiwan ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	$—	$4,093,714	$(3,904,693)	$—	$—	$189,021	189,021	$3,402
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
3.  Transactions with Affiliates (continued)
c.  Investments in Affiliated Management Investment Companies (continued)

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Franklin FTSE United Kingdom ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	$—	$17,231,375	$(17,167,390)	$—	$—	$63,985	63,985	$7,614
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	$—	$3,108,680	$(3,108,680)	$—	$—	$—	—	$112
Total Affiliated Securities	$—	$20,340,055	$(20,276,070)	$—	$—	$63,985	63,985	$7,726
d.  Other Affiliated Transactions
At September 30, 2024, the shares of the Funds were owned by the following entities:
Funds	Shares	Percentage of Outstanding Shares[a]
Franklin FTSE Latin America ETF
Franklin Resources Inc.	400,000	16.0%
[a]Investment activities of significant shareholders could have a material impact on the Funds.
4.  Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains. At March 31, 2024, the capital loss carryforwards were as follows:
	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Capital loss carryforwards not subject to expiration:
Long term	$ 4,207,146	$ 1,149,448	$ 71,207,677	$ 3,155,802
Short term	777,707	299,442	67,352,971	2,161,436
Total capital loss carryforwards	$ 4,984,853	$ 1,448,890	$ 138,560,648	$ 5,317,238

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
4.  Income Taxes (continued)
	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Eurozone ETF	Franklin FTSE Germany ETF
Capital loss carryforwards not subject to expiration:
Long term	$ 19,175,033	$ 4,973,690	$ 2,824,763	$ 1,052,499
Short term	3,762,605	946,214	792,060	209,231
Total capital loss carryforwards	$ 22,937,638	$ 5,919,904	$ 3,616,823	$ 1,261,730

	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF
Capital loss carryforwards not subject to expiration:
Long term	$ 1,208,639	$ 849,700	$ 28,527,589	$ —
Short term	565,980	1,463,953	1,503,928	—
Total capital loss carryforwards	$ 1,774,619	$ 2,313,653	$ 30,031,517	$ —

	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Korea ETF
Capital loss carryforwards not subject to expiration:
Long term	$ 1,071,973	$ 994,561	$ 185,125	$ 12,928,982
Short term	611,807	231,199	225,799	7,946,977
Total capital loss carryforwards	$ 1,683,780	$ 1,225,760	$ 410,924	$ 20,875,959

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Capital loss carryforwards not subject to expiration:
Long term	$ 2,102,250	$ 3,207,883	$ 17,647,876
Short term	724,767	292,595	6,010,365
Total capital loss carryforwards	$ 2,827,017	$ 3,500,478	$ 23,658,241
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
4.  Income Taxes (continued)
At  September 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Cost of investments	$ 27,133,367	$ 52,755,188	$ 157,375,430	$ 361,504,831
Unrealized appreciation	$ 8,424,663	$ 7,806,550	$ 26,762,744	$ 64,865,350
Unrealized depreciation	(5,011,067)	(1,363,618)	(21,758,999)	(14,781,572)
Net unrealized appreciation (depreciation)	$ 3,413,596	$ 6,442,932	$ 5,003,745	$ 50,083,778

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Eurozone ETF	Franklin FTSE Germany ETF
Cost of investments	$ 155,700,470	$ 81,062,215	$ 19,573,644	$ 28,852,728
Unrealized appreciation	$ 14,207,901	$ 11,129,576	$ 3,132,421	$ 5,049,900
Unrealized depreciation	(30,880,745)	(6,241,036)	(1,319,074)	(2,179,903)
Net unrealized appreciation (depreciation)	$ (16,672,844)	$ 4,888,540	$ 1,813,347	$ 2,869,997

	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF
Cost of investments	$ 16,275,146	$ 1,498,855,190	$ 1,987,438,575	$ 69,607,915
Unrealized appreciation	$ 562,309	$ 386,469,023	$ 288,242,247	$ 7,947,665
Unrealized depreciation	(3,201,676)	(23,239,432)	(193,534,741)	(4,634,689)
Net unrealized appreciation (depreciation)	$ (2,639,367)	$ 363,229,591	$ 94,707,506	$ 3,312,976

	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Korea ETF
Cost of investments	$ 46,615,263	$ 105,386,677	$ 15,926,766	$ 120,383,198
Unrealized appreciation	$ 9,418,907	$ 867,184	$ 3,194,834	$ 28,676,165
Unrealized depreciation	(4,344,069)	(11,394,523)	(790,073)	(28,880,890)
Net unrealized appreciation (depreciation)	$ 5,074,838	$ (10,527,339)	$ 2,404,761	$ (204,725)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
4.  Income Taxes (continued)
	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Cost of investments	$ 49,295,205	$ 205,082,041	$ 658,583,530
Unrealized appreciation	$ 9,065,423	$ 71,247,915	$ 113,000,309
Unrealized depreciation	(1,704,082)	(5,612,740)	(43,661,892)
Net unrealized appreciation (depreciation)	$ 7,361,341	$ 65,635,175	$ 69,338,417
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, EU reclaims and in-kind shareholder redemptions.
5.  Investment Transactions
Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the period ended September 30, 2024, were as follows:
	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Purchases	$ 797,648	$ 1,038,796	$ 29,203,736	$ 8,686,432
Sales	$ 6,640,799	$ 1,028,457	$ 14,907,498	$ 7,500,278

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Eurozone ETF	Franklin FTSE Germany ETF
Purchases	$ 9,377,034	$ 3,035,663	$ 560,993	$ 605,355
Sales	$ 6,370,555	$ 2,817,049	$ 488,971	$ 676,878

	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF
Purchases	$ 2,105,861	$ 737,147,622	$ 45,434,666	$ 5,591,082
Sales	$ 433,068	$ 39,588,569	$ 97,994,865	$ 9,303,264

	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Korea ETF
Purchases	$ 2,520,196	$ 3,840,172	$ 1,688,395	$ 14,565,922
Sales	$ 7,768,368	$ 2,966,869	$ 1,615,932	$ 181,658,513

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Purchases	$ 1,783,634	$ 97,489,359	$ 32,749,141
Sales	$ 1,962,178	$ 66,550,186	$ 32,058,540
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
5.  Investment Transactions (continued)
In-kind transactions associated with creation and redemptions for the period ended September 30, 2024, were as follows:
	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Cost of Securities Received	$ —	$ 30,638,224	$ —	$ —
Value of Securities Delivered[a]	$ 3,151,871	$ 4,420,388	$ —	$ 29,246,263

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Eurozone ETF	Franklin FTSE Germany ETF
Cost of Securities Received	$ 3,004,310	$ 11,497,564	$ —	$ 9,767,536
Value of Securities Delivered[a]	$ 10,301,972	$ —	$ —	$ —

	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF
Cost of Securities Received	$ 51,335	$ —	$ 385,979,118	$ 27,542,785
Value of Securities Delivered[a]	$ —	$ —	$ 188,917,071	$ 2,786,851

	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Korea ETF
Cost of Securities Received	$ —	$ 83,061,006	$ —	$ —
Value of Securities Delivered[a]	$ 2,667,809	$ 18,765,991	$ —	$ —

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Cost of Securities Received	$ 10,115,904	$ —	$ 63,963,854
Value of Securities Delivered[a]	$ 3,239,499	$ —	$ 48,109,143
[a]Realized gains and losses from in-kind redemptions, as shown on the Statement of Operations, are not recognized by the Funds for tax purposes.
At September 30, 2024, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
	Franklin FTSE Australia ETF	Franklin FTSE Japan ETF	Franklin FTSE Mexico ETF
Securities lending transactions[a]:
Equity Investments[b]	$134,400	$666,433	$70,000
[a]The agreements can be terminated at any time.
[b]The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.
6.  Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
6.  Concentration of Risk (continued)
market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Funds have exposure to Russian investments or investments in countries affected by the invasion, the Funds’ ability to price, buy, sell, receive or deliver such investments was impaired. The Funds could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Funds may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Funds’ portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact each Fund’s performance and the value of an investment in the Funds, even beyond any direct exposure the Funds may have to Russian issuers or issuers in other countries affected by the invasion. The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Franklin FTSE Europe ETF, Franklin FTSE Eurozone ETF and Franklin FTSE United Kingdom ETF had no value at September 30, 2024.
Certain investments in Chinese companies are made through a special structure known as a (VIE). In a VIE structure, foreign investors, such as Franklin FTSE Asia ex Japan ETF & Franklin FTSE China ETF will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a long standing industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Funds’ returns and net asset value.
7.  Other Derivative Information
At September 30, 2024, the Funds’ investments in derivative contracts are reflected in the Statements of Asset and Liabilities as follows:
	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Franklin FTSE Australia ETF
Equity contracts	Variation margin on futures contracts	$ 12,270[a]	Variation margin on futures contracts	$ —
Totals		$12,270		$—
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
7.  Other Derivative Information (continued)
	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Franklin FTSE Brazil ETF
Equity contracts	Variation margin on futures contracts	$ —	Variation margin on futures contracts	$ 60,262[a]
Totals		$—		$60,262
Franklin FTSE Canada ETF
Equity contracts	Variation margin on futures contracts	$ 11,922[a]	Variation margin on futures contracts	$ —
Totals		$11,922		$—
Franklin FTSE China ETF
Equity contracts	Variation margin on futures contracts	$ 69,501[a]	Variation margin on futures contracts	$ —
Totals		$69,501		$—
Franklin FTSE Europe ETF
Equity contracts	Variation margin on futures contracts	$ 21,739[a]	Variation margin on futures contracts	$ 1,921[a]
Totals		$21,739		$1,921
Franklin FTSE Eurozone ETF
Equity contracts	Variation margin on futures contracts	$ 1,553[a]	Variation margin on futures contracts	$ —
Totals		$1,553		$—
Franklin FTSE Germany ETF
Equity contracts	Variation margin on futures contracts	$ 2,705[a]	Variation margin on futures contracts	$ —
Totals		$2,705		$—
Franklin FTSE Hong Kong ETF
Equity contracts	Variation margin on futures contracts	$ 6,791[a]	Variation margin on futures contracts	$ —
Totals		$6,791		$—
Franklin FTSE India ETF
Equity contracts	Variation margin on futures contracts	$ —	Variation margin on futures contracts	$ 280,338[a]
Totals		$—		$280,338
Franklin FTSE Japan ETF
Equity contracts	Variation margin on futures contracts	$ 66,058[a]	Variation margin on futures contracts	$ 274,506[a]
Totals		$66,058		$274,506
Franklin FTSE Japan Hedged ETF
Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	$ 438	Unrealized depreciation on OTC forward exchange contracts	$ 1,007,508
Equity contracts	Variation margin on futures contracts	43,348[a]	Variation margin on futures contracts	6,855[a]
Totals		$43,786		$1,014,363
Franklin FTSE Latin America ETF
Equity contracts	Variation margin on futures contracts	$ 199[a]	Variation margin on futures contracts	$ 7,841[a]
Totals		$199		$7,841
Franklin FTSE Mexico ETF
Equity contracts	Variation margin on futures contracts	$ —	Variation margin on futures contracts	$ 25[a]
Totals		$—		$25
Franklin FTSE Switzerland ETF
Equity contracts	Variation margin on futures contracts	$ 19,713[a]	Variation margin on futures contracts	$ —
Totals		$19,713		$—
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
7.  Other Derivative Information (continued)
	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Franklin FTSE Taiwan ETF
Equity contracts	Variation margin on futures contracts	$ —	Variation margin on futures contracts	$ 8,817[a]
Totals		$—		$8,817
Franklin FTSE United Kingdom ETF
Equity contracts	Variation margin on futures contracts	$ —	Variation margin on futures contracts	$ 27,854[a]
Totals		$—		$27,854
[a]This amount reflects the cumulative appreciation (depreciation) of future contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
For the period ended September 30, 2024, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:
Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin FTSE Asia ex Japan ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$ (1,123)	Futures contracts	$ 73
Franklin FTSE Australia ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$ 18,311	Futures contracts	$ 1,754
Franklin FTSE Brazil ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$ (25,080)	Futures contracts	$ (53,792)
Franklin FTSE Canada ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$ 101,717	Futures contracts	$ (8,426)
Franklin FTSE China ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Foreign exchange contracts	Forward exchange contracts	$ (13,142)	Forward exchange contracts	$ —
Equity contracts	Futures contracts	(94,853)	Futures contracts	69,709
Totals		$(107,995)		$69,709
Franklin FTSE Europe ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$ (5,372)	Futures contracts	$ (17,693)
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
7.  Other Derivative Information (continued)
Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin FTSE Eurozone ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$ (2,262)	Futures contracts	$ (405)
Franklin FTSE Germany ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$ 3,348	Futures contracts	$ 2,705
Franklin FTSE Hong Kong ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$ 10,829	Futures contracts	$ 6,835
Franklin FTSE India ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$ 3,282,856	Futures contracts	$ (298,007)
Franklin FTSE Japan ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$ (1,098,699)	Futures contracts	$ (222,619)
Franklin FTSE Japan Hedged ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Foreign exchange contracts	Forward exchange contracts	$ (3,341,147)	Forward exchange contracts	$ (1,776,080)
Equity contracts	Futures contracts	(58,304)	Futures contracts	35,846
Totals		$(3,399,451)		$(1,740,234)
Franklin FTSE Latin America ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Foreign exchange contracts	Forward exchange contracts	$ 88	Forward exchange contracts	$ —
Equity contracts	Futures contracts	(69,168)	Futures contracts	(13,250)
Totals		$(69,080)		$(13,250)
Franklin FTSE Mexico ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$ (15,149)	Futures contracts	$ (25)
Franklin FTSE Saudi Arabia ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Foreign exchange contracts	Forward exchange contracts	$ (132)	Forward exchange contracts	$ —
Equity contracts	Futures contracts	(5,667)	Futures contracts	—
Totals		$(5,799)		$—
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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
7.  Other Derivative Information (continued)
Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin FTSE South Korea ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$ (13,799)	Futures contracts	$ (121,465)
Franklin FTSE Switzerland ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$ 29,810	Futures contracts	$ 16,783
Franklin FTSE Taiwan ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Foreign exchange contracts	Forward exchange contracts	$ 51,091	Forward exchange contracts	$ —
Equity contracts	Futures contracts	(156,232)	Futures contracts	(35,913)
Totals		$(105,141)		$(35,913)
Franklin FTSE United Kingdom ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$ 302,671	Futures contracts	$ (193,047)
For the period ended September 30, 2024, the average month end notional amount of futures contracts and average month end contract value for forward exchange contracts were as follows:
	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Futures contracts	$ 63,504	$ 311,062	$ 3,107,431	$ 1,218,404

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Eurozone ETF	Franklin FTSE Germany ETF
Futures contracts	$ 454,713	$ 1,179,574	$ 84,461	$ 86,788
Forward exchange contracts	$ 2,037,040	$ —	$ —	$ —

	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF
Futures contracts	$ 50,441	$ 19,267,616	$ 12,440,501	$ 655,346
Forward exchange contracts	$ —	$ —	$ —	$ 174,689,981

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
7.  Other Derivative Information (continued)
	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Korea ETF
Futures contracts	$ 791,573	$ 158,135	$ 60,793	$ 1,072,989
Forward exchange contracts	$ 423	$ —	$ 11,856	$ —

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Futures contracts	$ 1,175,722	$ 1,668,821	$ 3,939,204
At September 30, 2024, the Funds’ OTC derivative assets and liabilities are as follows:
	Gross and Net Amounts of Assets and Liabilities Presented in the Statements of Assets and Liabilities
	Assets[a]	Liabilities[a]
Franklin FTSE Japan Hedged ETF
Foreign exchange contracts	$438	$1,007,508
[a]Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.
At September 30, 2024, the Funds’ OTC derivative assets, which may be offset against the Funds’ OTC derivative liabilities and collateral received from the counterparty, are as follows:
		Amounts Not Offset in the Statements of Assets and Liabilities
	Gross and Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received[a]	Cash Collateral Received[a]	Net Amount (Not less than zero)
Franklin FTSE Japan Hedged ETF Counterparty
BOFA	$ 146	$ (146)	$ —	$ —	$ —
UBSW	292	(292)	—	—	—
Total	$438	$(438)	$—	$—	$—
[a]In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
7.  Other Derivative Information (continued)
At September 30, 2024, the Funds’ OTC derivative liabilities, which may be offset against the Funds’ OTC derivative assets and collateral pledged to the counterparty, are as follows:
		Amounts Not Offset in the Statements of Assets and Liabilities
	Gross and Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged[a]	Cash Collateral Pledged[a]	Net Amount (Not less than zero)
Franklin FTSE Japan Hedged ETF Counterparty
BOFA	$ 201,012	$ (146)	$ —	$ —	$ 200,866
SSBT	402,642	—	—	—	402,642
UBSW	403,854	(292)	—	—	403,562
Total	$1,007,508	$(438)	$—	$—	$1,007,070
[a]In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
See  Note 1(c) regarding derivative financial instruments.
8.  Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2024, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Franklin FTSE Asia ex Japan ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 30,528,937	$ —	$ 17,967[c]	$ 30,546,904
Short-Term Investments	59	—	—	59
Total Investments in Securities	$30,528,996	$—	$17,967	$30,546,963
Franklin FTSE Australia ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 59,060,593	$ —	$ —	$ 59,060,593
Short-Term Investments	137,527	—	—	137,527
Total Investments in Securities	$59,198,120	$—	$—	$59,198,120
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
8.  Fair Value Measurements (continued)
	Level 1	Level 2	Level 3	Total
Franklin FTSE Australia ETF (continued)
Other Financial Instruments:
Futures Contracts	$ 12,270	$ —	$ —	$ 12,270
Franklin FTSE Brazil ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 162,003,079	$ 154,920	$ —	$ 162,157,999
Short-Term Investments	221,176	—	—	221,176
Total Investments in Securities	$162,224,255	$154,920	$—	$162,379,175
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 60,262	$ —	$ —	$ 60,262
Franklin FTSE Canada ETF
Assets:
Investments in Securities:[a]
Time Deposits	$ —	$ 485,584	$ —	$ 485,584
Equity Investments[b]	411,072,084	—	—[c]	411,072,084
Short-Term Investments	30,941	—	—	30,941
Total Investments in Securities	$411,103,025	$485,584	$—	$411,588,609
Other Financial Instruments:
Futures Contracts	$ 11,922	$ —	$ —	$ 11,922
Franklin FTSE China ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 138,777,835	$ —	$ 249,672[c]	$ 139,027,507
Short-Term Investments	119	—	—	119
Total Investments in Securities	$138,777,954	$—	$249,672	$139,027,626
Other Financial Instruments:
Futures Contracts	$ 69,501	$ —	$ —	$ 69,501
Franklin FTSE Europe ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 85,880,456	$ 44,780	$ —[c]	$ 85,925,236
Short-Term Investments	25,519	—	—	25,519
Total Investments in Securities	$85,905,975	$44,780	$—	$85,950,755
Other Financial Instruments:
Futures Contracts	$ 21,739	$ —	$ —	$ 21,739
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 1,921	$ —	$ —	$ 1,921
Franklin FTSE Eurozone ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 21,363,416	$ 22,745	$ —[c]	$ 21,386,161
Short-Term Investments	830	—	—	830
Total Investments in Securities	$21,364,246	$22,745	$—	$21,386,991
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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
8.  Fair Value Measurements (continued)
	Level 1	Level 2	Level 3	Total
Franklin FTSE Eurozone ETF (continued)
Other Financial Instruments:
Futures Contracts	$ 1,553	$ —	$ —	$ 1,553
Franklin FTSE Germany ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 31,714,188	$ —	$ —	$ 31,714,188
Short-Term Investments	8,537	—	—	8,537
Total Investments in Securities	$31,722,725	$—	$—	$31,722,725
Other Financial Instruments:
Futures Contracts	$ 2,705	$ —	$ —	$ 2,705
Franklin FTSE Hong Kong ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 13,635,319	$ —	$ —	$ 13,635,319
Short-Term Investments	460	—	—	460
Total Investments in Securities	$13,635,779	$—	$—	$13,635,779
Other Financial Instruments:
Futures Contracts	$ 6,791	$ —	$ —	$ 6,791
Franklin FTSE India ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 1,847,196,701	$ —	$ —	$ 1,847,196,701
Short-Term Investments	14,888,080	—	—	14,888,080
Total Investments in Securities	$1,862,084,781	$—	$—	$1,862,084,781
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 280,338	$ —	$ —	$ 280,338
Franklin FTSE Japan ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 2,081,450,154	$ —	$ —	$ 2,081,450,154
Short-Term Investments	695,927	—	—	695,927
Total Investments in Securities	$2,082,146,081	$—	$—	$2,082,146,081
Other Financial Instruments:
Futures Contracts	$ 66,058	$ —	$ —	$ 66,058
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 274,506	$ —	$ —	$ 274,506
Franklin FTSE Japan Hedged ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 72,237,496	$ —	$ —	$ 72,237,496
Short-Term Investments	683,395	—	—	683,395
Total Investments in Securities	$72,920,891	$—	$—	$72,920,891
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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
8.  Fair Value Measurements (continued)
	Level 1	Level 2	Level 3	Total
Franklin FTSE Japan Hedged ETF (continued)
Other Financial Instruments:
Forward Exchange Contracts	$ —	$ 438	$ —	$ 438
Futures Contracts	43,348	—	—	43,348
Total Other Financial Instruments	$43,348	$438	$—	$43,786
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$ —	$ 1,007,508	$ —	$ 1,007,508
Futures Contracts	6,855	—	—	6,855
Total Other Financial Instruments	$6,855	$1,007,508	$—	$1,014,363
Franklin FTSE Latin America ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 51,465,227	$ 29,518	$ 193,791	$ 51,688,536
Short-Term Investments	1,565	—	—	1,565
Total Investments in Securities	$51,466,792	$29,518	$193,791	$51,690,101
Other Financial Instruments:
Futures Contracts	$ 199	$ —	$ —	$ 199
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 7,841	$ —	$ —	$ 7,841
Franklin FTSE Mexico ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 93,319,177	$ —	$ 1,464,600	$ 94,783,777
Short-Term Investments	75,561	—	—	75,561
Total Investments in Securities	$93,394,738	$—	$1,464,600	$94,859,338
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 25	$ —	$ —	$ 25
Franklin FTSE Saudi Arabia ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 18,331,527	$ —	$ —	$ 18,331,527
Franklin FTSE South Korea ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 120,125,711	$ —	$ —	$ 120,125,711
Short-Term Investments	52,762	—	—	52,762
Total Investments in Securities	$120,178,473	$—	$—	$120,178,473
Franklin FTSE Switzerland ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 56,654,832	$ —	$ —	$ 56,654,832
Short-Term Investments	1,714	—	—	1,714
Total Investments in Securities	$56,656,546	$—	$—	$56,656,546
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
8.  Fair Value Measurements (continued)
	Level 1	Level 2	Level 3	Total
Franklin FTSE Switzerland ETF (continued)
Other Financial Instruments:
Futures Contracts	$ 19,713	$ —	$ —	$ 19,713
Franklin FTSE Taiwan ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 270,528,195	$ —	$ —	$ 270,528,195
Short-Term Investments	189,021	—	—	189,021
Total Investments in Securities	$270,717,216	$—	$—	$270,717,216
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 8,817	$ —	$ —	$ 8,817
Franklin FTSE United Kingdom ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 727,857,962	$ —	$ —[c]	$ 727,857,962
Short-Term Investments	63,985	—	—	63,985
Total Investments in Securities	$727,921,947	$—	$—	$727,921,947
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 27,854	$ —	$ —	$ 27,854
[a]For detailed categories, see the accompanying Schedules of Investments.
[b]Includes common and preferred stocks, warrants, as well as other equity investments.
[c]Includes financial instruments determined to have no value.
9.  Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events  have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR	American Depositary Receipt
CDI	Clearing House Electronic Subregister System Depositary Interest
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SF	Single Family
SPA	Standby Purchase Agreement
SRF	State Revolving Fund
Counterparty
BOFA	Bank of America Corp.
SSBT	State Street Bank & Trust Co.
UBSW	UBS AG

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Changes In and Disagreements With Accountants	For the period covered in the report

Not Applicable.
Results of Meeting of Shareholders	For the period covered in the report

Not Applicable.
Remuneration Paid to Directors, Officers, and Others	For the period covered in the report

Not applicable. Remuneration paid to directors, officers and others is included as part of the all-inclusive management  fee and not paid directly by the fund.
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Board Approval of Management and Subadvisory Agreements	For the period covered in the report

FRANKLIN TEMPLETON ETF TRUST
Franklin FTSE Asia ex Japan ETF
Franklin FTSE Australia ETF
Franklin FTSE Brazil ETF
Franklin FTSE Canada ETF
Franklin FTSE China ETF
Franklin FTSE Europe ETF
Franklin FTSE Eurozone ETF
Franklin FTSE Germany ETF
Franklin FTSE Hong Kong ETF
Franklin FTSE India ETF
Franklin FTSE Japan ETF
Franklin FTSE Japan Hedged ETF
Franklin FTSE Latin America ETF
Franklin FTSE Mexico ETF
Franklin FTSE Saudi Arabia ETF
Franklin FTSE South Korea ETF
Franklin FTSE Switzerland ETF
Franklin FTSE Taiwan ETF
Franklin FTSE United Kingdom ETF
(each a Fund)
At an in-person meeting held on May 29, 2024 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisory Services, LLC (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. The Board also considered that it had previously approved a new investment sub-advisory agreement between the Manager and Franklin Templeton Institutional, LLC, on behalf of each Fund, that was effective September 11, 2023, for an initial two-year term.
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to:   (i) the nature, extent and quality of the services provided by the Manager; (ii) each Fund’s tracking error against a specified benchmark index as of a recent period; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its
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Board Approval of Management and Subadvisory Agreements	For the period covered in the report (continued)

shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Service
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board acknowledged the ongoing integration of the Putnam family of funds into the Franklin Templeton (FT) family of funds and management’s continued development of strategies to address areas of heightened concern in the registered fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board noted that, in light of the Funds’ use of a “passive” or indexing investment approach, management evaluates each Fund based on its tracking error against a specified benchmark. The Board also noted that management did not provide peer fund performance analyses typically prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as the Funds are pure-index exchange-traded funds as opposed to active or smart beta funds. The Board referenced earlier discussions with management on matters related to, among other things, the expansion and rationalization of the overall product line, including investments in novel asset classes, as well as the growth in assets from internal and external clients. In addition, the Board acknowledged information provided regarding management’s strategy to grow market share through the use of innovative data and technology and investments in marketing and distribution.   The Board noted management’s high level of client engagement and the strength of its internal audit and compliance program.
The Board then noted that for the one-year period ended December 31, 2023, each Fund’s tracking error was within the tolerance anticipated for such Fund, except that the tracking error for the Franklin FTSE Asia ex Japan ETF was 29.8 basis points outside the tolerance anticipated for this Fund, the Franklin FTSE Brazil ETF was 4.2 basis points outside the tolerance anticipated for this Fund, the Franklin FTSE Europe ETF was 35.7 basis points outside the tolerance anticipated for this Fund, the Franklin FTSE Germany ETF was 9.2 basis points outside the tolerance anticipated for this Fund, the Franklin FTSE India ETF was 423.9 basis points outside the tolerance anticipated for this Fund, the Franklin FTSE Latin America ETF was 12.4 basis points outside the tolerance anticipated for this Fund, the Franklin FTSE Saudi Arabia ETF was 11.7 basis points outside the tolerance anticipated for this Fund, the Franklin FTSE South Korea ETF was 1.2 basis points outside the tolerance anticipated for this Fund and the Franklin FTSE Switzerland ETF was 8.8 basis points outside the tolerance anticipated for this Fund. The Board discussed the tracking error of the Funds with management and management explained that, for each of the Franklin FTSE Asia ex Japan ETF and the Franklin FTSE India ETF, the Fund’s tracking error was outside the tolerance anticipated due, in part, to taxes and fees. Management further explained that, for each of the Franklin FTSE Brazil ETF and the Franklin FTSE Latin America ETF, the Fund’s tracking error was outside the tolerance anticipated due, in part, to fees and cash drag from Bovespa futures exposure. Management further explained that, for the Franklin FTSE Europe ETF, the Fund’s tracking error was outside the tolerance anticipated due, in part, to a tax advantage due to the recovery of withholding taxes
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Board Approval of Management and Subadvisory Agreements	For the period covered in the report (continued)

and fees. Management further explained that, for the Franklin FTSE Germany ETF, the Fund’s tracking error was outside the tolerance anticipated due, in part, to a tax advantage due to a lower withholding tax rate than its index. Management further explained that, for the Franklin FTSE Saudi Arabia ETF, the Fund’s tracking error was outside the tolerance anticipated due, in part, to fees. Management further explained that, for the Franklin FTSE South Korea ETF, the Fund’s tracking error was outside the tolerance anticipated due, in part, to fees and a tax advantage. Management further explained that, for the Franklin FTSE Switzerland ETF, the Fund’s tracking error was outside the tolerance anticipated due, in part, to a tax advantage due to withholding tax reclaims and a lower withholding tax rate than its index. The Board also considered the repositioning of the Franklin FTSE Eurozone ETF which, effective August 1, 2023, changed its name, ticker, underlying index, investment universe, investment goal and investment strategies to provide passive Eurozone equity exposure to investors.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio, noting that each Fund pays a Unified Fee (as defined below). The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate), of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.   The Expense Group for each Fund was as follows:
•	The Expense Group for the Franklin FTSE Asia ex Japan ETF was comprised of pure index exchange-traded funds, which included the Fund and two other Pacific ex-Japan funds.
•	The Expense Group for the Franklin FTSE Australia ETF was comprised of pure index exchange-traded funds, which included the Fund and one other Pacific region fund.
•	The Expense Group for the Franklin FTSE Brazil ETF was comprised of pure index exchange-traded funds, which included the Fund and two other Latin American funds.
•	The Expense Group for the Franklin FTSE Canada ETF was comprised of pure index exchange-traded funds, which included the Fund and two other international large-cap core funds.
•	The Expense Group for the Franklin FTSE China ETF was comprised of pure index exchange-traded funds, which included the Fund and seven other China region funds.
•	The Expense Group for the Franklin FTSE Europe ETF was comprised of pure index exchange-traded funds, which included the Fund and four other European region funds.
•	The Expense Group for the Franklin FTSE Eurozone ETF was comprised of pure index exchange-traded funds, which included the Fund and three other European region funds.
•	The Expense Group for the Franklin FTSE Germany ETF was comprised of pure index exchange-traded funds, which included the Fund and two other European region funds.
•	The Expense Group for the Franklin FTSE Hong Kong ETF was comprised of pure index exchange-traded funds, which included the Fund and one other China region fund.
•	The Expense Group for the Franklin FTSE India ETF was comprised of pure index exchange-traded funds, which included the Fund and four other India region funds.
•	The Expense Group for the Franklin FTSE Japan ETF was comprised of pure index exchange-traded funds, which included the Fund and two other Japanese funds.
•	The Expense Group for the Franklin FTSE Japan Hedged ETF was comprised of pure index exchange-traded funds, which included the Fund and two other Japanese funds.
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Board Approval of Management and Subadvisory Agreements	For the period covered in the report (continued)

•	The Expense Group for the Franklin FTSE Latin America ETF was comprised of pure index exchange-traded funds, which included the Fund and one other Latin American fund.
•	The Expense Group for the Franklin FTSE Mexico ETF was comprised of pure index exchange-traded funds, which included the Fund and one other Latin American fund.
•	The Expense Group for the Franklin FTSE Saudi Arabia ETF was comprised of pure index exchange-traded funds, which included the Fund and one other emerging markets fund.
•	The Expense Group for the Franklin FTSE South Korea ETF was comprised of pure index exchange-traded funds, which included the Fund and one other Pacific ex-Japan fund.
•	The Expense Group for the Franklin FTSE Switzerland ETF was comprised of pure index exchange-traded funds, which included the Fund and one other European region fund.
•	The Expense Group for the Franklin FTSE Taiwan ETF was comprised of pure index exchange-traded funds, which included the Fund and one other China region fund.
•	The Expense Group for the Franklin FTSE United Kingdom ETF was comprised of pure index exchange-traded funds, which included the Fund and one other European region fund.
The Board noted that the Management Rates and actual total expense ratios for the Funds were below the medians of their respective Expense Groups, except that the Management Rate for the Franklin FTSE Eurozone ETF was equal to the median of its Expense Group, and the actual total expense ratio for each of the Franklin FTSE Asia ex Japan ETF, Franklin FTSE Europe ETF and Franklin FTSE Japan Hedged ETF was equal to the median of each Fund’s respective Expense Group. The Board also noted the small size of each Fund’s Expense Group, and that therefore no quintile information was available for each Fund, except for the Franklin FTSE China ETF which had eight funds in its Expense Group. The Board further noted each Fund’s unified management fee (Unified Fee).   The Board also noted that pursuant to the Unified Fee arrangement the Manager reimburses the Fund for all of its acquired fund fees and expenses (if any) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s Unified Fee, (ii) future Rule 12b-1 fees (if any), (iii) brokerage expenses, (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. The Board concluded that the Management Rate charged to each Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual Funds during the 12-month period ended September 30, 2023 (the most recent fiscal year-end for FRI). The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run, is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
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Board Approval of Management and Subadvisory Agreements	For the period covered in the report (continued)

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that each Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of the Manager’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that any of the Funds will generate significant, if any, profit for the Manager and/or its affiliates for some time. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board also noted that, as of December 31, 2023, each Fund (except for the Franklin FTSE Canada ETF, Franklin FTSE India ETF, Franklin FTSE Japan ETF, Franklin FTSE South Korea ETF and Franklin FTSE United Kingdom ETF) had net assets below $250 million (and in most cases much less). The Board also noted management’s representation that, while the Franklin FTSE Canada ETF, Franklin FTSE India ETF, Franklin FTSE Japan ETF, Franklin FTSE South Korea ETF and Franklin FTSE United Kingdom ETF had net assets that exceeded $250 million as of December 31, 2023, none of the Funds experienced a profit for the fiscal year ended September 30, 2023. The Board recognized that there would not likely be any economies of scale for a Fund until the Fund’s assets grow.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.
213	Semi-Annual Report	franklintempleton.com

© 2024 Franklin Templeton Investments. All rights reserved.
ETF5-SFSOI 11/24
Brandywine
GLOBAL – ETFs
Financial Statements and Other Important Information
Semi-Annual	September 30, 2024
BrandywineGLOBAL - Dynamic US Large Cap Value ETF
BrandywineGLOBAL - U.S. Fixed Income ETF

Semi-Annual Report	franklintempleton.com

franklintempleton.com	Semi-Annual Report	1

Franklin Templeton ETF Trust
Financial Highlights
BrandywineGLOBAL - Dynamic US Large Cap Value ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024	Period Ended March 31, 2023[a]	Year Ended September 30,
				2022	2021	2020	2019
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.67	$11.49	$11.36	$15.45	$11.49	$11.77	$13.04
Income from investment operations[b]:
Net investment income[c]	0.12	0.24	0.14	0.17	0.19	0.20	0.22
Net realized and unrealized gains (losses)	0.39	2.08	1.49	(1.87)	4.44	0.02	(0.31)
Total from investment operations	0.51	2.32	1.63	(1.70)	4.63	0.22	(0.09)
Less distributions from:
Net investment income	—	(0.14)	(0.18)	(0.20)	(0.17)	(0.18)	(0.20)
Net realized gains	—	—	(1.32)	(2.19)	(0.50)	(0.32)	(0.98)
Total distributions	—	(0.14)	(1.50)	(2.39)	(0.67)	(0.50)	(1.18)
Net asset value, end of period	$14.18	$13.67	$11.49	$11.36	$15.45	$11.49	$11.77
Total return[d,e]	3.73%	20.38%	14.03%	(13.03)%	41.75%	1.66%	0.01%
Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	0.49%	0.49%	0.65%	0.67%	0.67%	0.71%[g]	0.72%[g]
Expenses net of waiver and payments by affiliates	0.49%	0.49%	0.61%	0.65%	0.65%	0.65%[g]	0.65%[g]
Net investment income	1.76%	2.05%	2.40%	1.24%	1.37%	1.75%	1.88%
Supplemental data
Net assets, end of period (000’s)	$116,319	$165,481	$158,053	$155,901	$207,109	$169,544	$167,688
Portfolio turnover rate[h]	33.79%[i]	104.99%[i]	52.48%[i]	124.00%	83.00%	141.00%	126.00%
[a]For the period October 1, 2022 through March 31, 2023.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]The Fund adopted the performance of the predecessor mutual fund as the result of the Reorganization. Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to October 28, 2022, are those of the predecessor mutual fund. The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Class IS Shares. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.
[e]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[f]Ratios are annualized for periods less than one year.
[g]Reflects recapture of expenses waived/reimbursed from prior fiscal years for period prior to the Reorganization.
[h]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash ("Cash creations").
[i]Portfolio turnover rate excluding cash creations was as follows:	33.79%	100.20%	52.48%	—	—	—	—
2	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments, September 30, 2024 (unaudited)
BrandywineGLOBAL - Dynamic US Large Cap Value ETF
		Country	Shares	Value
	Common Stocks 98.8%
	Aerospace & Defense 5.1%
	Lockheed Martin Corp.	United States	9,597	$ 5,610,022
	Textron, Inc.	United States	4,018	355,915
				5,965,937
	Air Freight & Logistics 1.2%
	Expeditors International of Washington, Inc.	United States	10,338	1,358,413
	Automobile Components 0.1%
	Lear Corp.	United States	723	78,915
	Automobiles 2.5%
	General Motors Co.	United States	64,445	2,889,714
	Harley-Davidson, Inc.	United States	775	29,861
				2,919,575
	Banks 0.3%
	Wells Fargo & Co.	United States	6,818	385,149
	Beverages 0.1%
	Coca-Cola Consolidated, Inc.	United States	50	65,820
	Biotechnology 0.7%
	Amgen, Inc.	United States	2,691	867,067
	Broadline Retail 0.3%
	eBay, Inc.	United States	5,984	389,618
	Building Products 4.6%
	A.O. Smith Corp.	United States	1,561	140,225
	Advanced Drainage Systems, Inc.	United States	4,495	706,434
[a]	Builders FirstSource, Inc.	United States	12,378	2,399,599
	Carlisle Cos., Inc.	United States	2,648	1,190,938
	Owens Corning	United States	5,502	971,213
				5,408,409
	Capital Markets 0.8%
	Affiliated Managers Group, Inc.	United States	2,539	451,434
	Evercore, Inc., Class A	United States	1,920	486,413
				937,847
	Chemicals 2.7%
	Cabot Corp.	United States	851	95,116
	CF Industries Holdings, Inc.	United States	10,372	889,918
	LyondellBasell Industries NV, Class A	United States	20,596	1,975,156
	NewMarket Corp.	United States	323	178,261
				3,138,451
	Communications Equipment 3.3%
	Cisco Systems, Inc.	United States	71,122	3,785,113
	Construction & Engineering 0.2%
	MDU Resources Group, Inc.	United States	8,866	243,017
[a]	WillScot Holdings Corp.	United States	1,130	42,488
				285,505
	Construction Materials 0.0%†
	Eagle Materials, Inc.	United States	189	54,366
	Consumer Finance 0.4%
	OneMain Holdings, Inc.	United States	9,697	456,438
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Franklin Templeton ETF Trust
Schedule of Investments
BrandywineGLOBAL - Dynamic US Large Cap Value ETF (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Consumer Staples Distribution & Retail 1.7%
	Sysco Corp.	United States	5,974	$ 466,330
	Walmart, Inc.	United States	19,424	1,568,488
				2,034,818
	Containers & Packaging 0.6%
	Berry Global Group, Inc.	United States	9,196	625,144
	Graphic Packaging Holding Co.	United States	3,592	106,287
				731,431
	Diversified Consumer Services 0.9%
	Service Corp. International	United States	12,925	1,020,170
	Diversified Telecommunication Services 0.9%
	AT&T, Inc.	United States	25,505	561,110
	Verizon Communications, Inc.	United States	12,094	543,142
				1,104,252
	Electric Utilities 0.6%
	NRG Energy, Inc.	United States	7,083	645,261
	Electronic Equipment, Instruments & Components 1.1%
[a]	Flex Ltd.	United States	4,793	160,230
	Jabil, Inc.	United States	8,240	987,399
[a]	Trimble, Inc.	United States	1,461	90,714
				1,238,343
	Energy Equipment & Services 0.3%
	ChampionX Corp.	United States	3,675	110,801
	Halliburton Co.	United States	9,262	269,061
				379,862
	Entertainment 0.5%
	Walt Disney Co.	United States	5,454	524,620
	Financial Services 2.8%
	Corebridge Financial, Inc.	United States	21,052	613,876
[a]	Corpay, Inc.	United States	398	124,479
	Equitable Holdings, Inc.	United States	11,003	462,456
	MGIC Investment Corp.	United States	21,872	559,923
[a]	PayPal Holdings, Inc.	United States	16,834	1,313,557
	Radian Group, Inc.	United States	2,312	80,203
	Voya Financial, Inc.	United States	644	51,018
				3,205,512
	Food Products 2.3%
	Bunge Global SA	United States	9,145	883,773
	General Mills, Inc.	United States	6,733	497,232
	Kraft Heinz Co.	United States	37,364	1,311,850
				2,692,855
	Ground Transportation 6.8%
	CSX Corp.	United States	143,290	4,947,804
	Norfolk Southern Corp.	United States	10,866	2,700,201
	Ryder System, Inc.	United States	1,615	235,467
				7,883,472
	Health Care Providers & Services 0.1%
[a]	DaVita, Inc.	United States	497	81,473
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Franklin Templeton ETF Trust
Schedule of Investments
BrandywineGLOBAL - Dynamic US Large Cap Value ETF (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Hotels, Restaurants & Leisure 2.8%
	Aramark	United States	15,182	$ 587,999
	Darden Restaurants, Inc.	United States	2,997	491,898
[a]	Expedia Group, Inc.	United States	4,304	637,078
	Hyatt Hotels Corp., Class A	United States	521	79,296
[a]	MGM Resorts International	United States	24,301	949,926
	Wyndham Hotels & Resorts, Inc.	United States	6,050	472,747
				3,218,944
	Household Durables 1.5%
	KB Home	United States	4,980	426,736
[a]	NVR, Inc.	United States	30	294,354
	PulteGroup, Inc.	United States	7,279	1,044,755
				1,765,845
	Household Products 1.0%
	Procter & Gamble Co.	United States	6,657	1,152,992
	Industrial Conglomerates 3.2%
	Honeywell International, Inc.	United States	17,812	3,681,919
	Insurance 7.1%
	Aflac, Inc.	United States	46,532	5,202,278
	American Financial Group, Inc.	United States	4,919	662,097
	Hartford Financial Services Group, Inc.	United States	3,367	395,993
	Old Republic International Corp.	United States	20,676	732,344
	Primerica, Inc.	United States	400	106,060
	Prudential Financial, Inc.	United States	9,689	1,173,338
				8,272,110
	IT Services 4.6%
	International Business Machines Corp.	United States	24,036	5,313,879
	Leisure Products 0.4%
	Brunswick Corp.	United States	5,241	439,301
	Machinery 6.0%
	Caterpillar, Inc.	United States	7,146	2,794,944
	Deere & Co.	United States	10,098	4,214,198
				7,009,142
	Media 5.9%
	Comcast Corp., Class A	United States	119,839	5,005,675
	Fox Corp., Class A	United States	11,866	502,288
	Interpublic Group of Cos., Inc.	United States	28,325	895,920
	Nexstar Media Group, Inc.	United States	3,037	502,168
				6,906,051
	Metals & Mining 3.4%
	Nucor Corp.	United States	9,020	1,356,067
	Reliance, Inc.	United States	3,737	1,080,778
	Steel Dynamics, Inc.	United States	11,967	1,508,799
				3,945,644
	Multi-Utilities 0.2%
	CenterPoint Energy, Inc.	United States	7,842	230,712
	Oil, Gas & Consumable Fuels 13.5%
	Antero Midstream Corp.	United States	10,813	162,736
	Chesapeake Energy Corp.	United States	2,035	167,379
	Chevron Corp.	United States	16,302	2,400,796
	ConocoPhillips	United States	32,430	3,414,230
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Franklin Templeton ETF Trust
Schedule of Investments
BrandywineGLOBAL - Dynamic US Large Cap Value ETF (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
	Coterra Energy, Inc., Class A	United States	27,721	$ 663,918
	Devon Energy Corp.	United States	6,526	255,297
	Diamondback Energy, Inc.	United States	996	171,710
	EOG Resources, Inc.	United States	3,146	386,738
	HF Sinclair Corp.	United States	3,935	175,383
	Marathon Oil Corp.	United States	25,994	692,220
	Marathon Petroleum Corp.	United States	20,308	3,308,376
	Murphy Oil Corp.	United States	2,688	90,693
	Ovintiv, Inc.	United States	4,634	177,529
	Phillips 66	United States	5,507	723,895
	SM Energy Co.	United States	2,008	80,260
	Targa Resources Corp.	United States	2,229	329,914
	Valero Energy Corp.	United States	10,034	1,354,891
	Williams Cos., Inc.	United States	24,909	1,137,096
				15,693,061
	Pharmaceuticals 2.7%
	Bristol-Myers Squibb Co.	United States	14,213	735,381
	Johnson & Johnson	United States	11,908	1,929,810
	Merck & Co., Inc.	United States	4,354	494,440
				3,159,631
	Professional Services 0.9%
	Robert Half, Inc.	United States	4,197	282,920
	Science Applications International Corp.	United States	3,032	422,266
	TriNet Group, Inc.	United States	3,364	326,207
				1,031,393
	Specialty Retail 0.9%
[a]	AutoNation, Inc.	United States	4,518	808,360
	Dick’s Sporting Goods, Inc.	United States	338	70,541
	Murphy USA, Inc.	United States	244	120,260
				999,161
	Textiles, Apparel & Luxury Goods 0.4%
	PVH Corp.	United States	1,383	139,448
	Ralph Lauren Corp.	United States	1,375	266,571
	Tapestry, Inc.	United States	1,382	64,926
				470,945
	Trading Companies & Distributors 0.2%
	Boise Cascade Co.	United States	1,886	265,888
	Wireless Telecommunication Services 3.2%
	T-Mobile U.S., Inc.	United States	18,303	3,777,007
	Total Common Stocks (Cost $101,413,344)			114,972,317
	Total Investments before Short-Term Investments (Cost $101,413,344)			114,972,317
6	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
BrandywineGLOBAL - Dynamic US Large Cap Value ETF (continued)
		Country	Shares	Value
	Short-Term Investments 1.2%
	Money Market Funds 1.2%
[b]	State Street Institutional U.S. Government Money Market Fund, 4.94%	United States	1,351,397	$ 1,351,397
	Total Short-Term Investments (Cost $1,351,397)			1,351,397
	Total Investments (Cost $102,764,741) 100.0%			116,323,714
	Other Assets, less Liabilities (0.0)%†			(4,267)
	Net Assets 100.0%			$ 116,319,447
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]The rate shown is the annualized seven-day effective yield at period end.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	7

Franklin Templeton ETF Trust
Financial Highlights
BrandywineGLOBAL - U.S. Fixed Income ETF
	Six Months Ended September 30, 2024 (unaudited)	Period Ended March 31, 2024[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$24.36	$25.00
Income from investment operations[b]:
Net investment income[c]	0.55	0.74
Net realized and unrealized gains (losses)	1.05	(0.75)
Total from investment operations	1.60	(0.01)
Less distributions from net investment income	(0.56)	(0.63)
Net asset value, end of period	$25.40	$24.36
Total return[d]	6.72%	0.01%
Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.39%	0.39%
Expenses net of waiver and payments by affiliates	0.39%	0.39%
Net investment income	4.52%	4.51%
Supplemental data
Net assets, end of period (000’s)	$12,698	$12,180
Portfolio turnover rate[f]	24.85%[g]	84.09%[g]
[a]For the period July 25, 2023 (commencement of operations) to March, 31, 2024.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[e]Ratios are annualized for periods less than one year.
[f]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash ("Cash creations").
[g]Portfolio turnover rate excluding cash creations was as follows:	24.85%	84.09%
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Franklin Templeton ETF Trust
Schedule of Investments, September 30, 2024 (unaudited)
BrandywineGLOBAL - U.S. Fixed Income ETF
		Country	Principal Amount*	Value
	Corporate Bonds & Notes 2.0%
	Aerospace & Defense 0.2%
	Boeing Co., 3.20%, 3/01/29	United States	25,000	$ 23,149
	Agriculture 0.1%
	BAT Capital Corp., 3.462%, 9/06/29	United Kingdom	20,000	19,059
	Financial Services 1.0%
[a]	ARES Capital Corp., 2.875%, 6/15/28	United States	20,000	18,454
[a]	Golub Capital BDC, Inc., 2.50%, 8/24/26	United States	110,000	104,376
				122,830
	Media 0.2%
	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.20%, 3/15/28	United States	20,000	19,449
	Oil & Gas 0.5%
	Devon Energy Corp., 7.875%, 9/30/31	United States	30,000	34,991
	Occidental Petroleum Corp., 6.625%, 9/01/30	United States	30,000	32,384
				67,375
	Total Corporate Bonds & Notes (Cost $247,457)			251,862
	U.S. Government & Agency Securities 94.3%
	Federal Home Loan Mortgage Corp., 5.50%, 12/01/52	United States	399,286	405,015
	Federal National Mortgage Association, 5.50%, 1/01/53	United States	491,828	497,915
	Government National Mortgage Association,
	5.50%, 4/20/53	United States	479,416	484,813
	5.50%, 5/20/53	United States	483,076	488,368
	5.50%, 9/20/53	United States	233,820	236,535
	5.50%, 10/20/53	United States	246,360	248,952
	5.50%, 2/20/54	United States	195,493	197,482
	U.S. Treasury Bonds, 3.00%, 8/15/52	United States	2,210,000	1,776,719
	U.S. Treasury Floating Rate Notes,
	[b] 3 mo. Treasury money market yield + 0.13%, 4.677%, 7/31/25	United States	1,840,000	1,838,543
	[b] 3 mo. Treasury money market yield + 0.15%, 4.702%, 4/30/26	United States	370,000	369,552
	[b] 3 mo. Treasury money market yield + 0.17%, 4.722%, 10/31/25	United States	1,680,000	1,679,255
	U.S. Treasury Notes, 3.875%, 8/15/33	United States	3,720,000	3,750,952
	Total U.S. Government & Agency Securities (Cost $11,668,689)			11,974,101
	Total Investments before Short-Term Investments (Cost $11,916,146)			12,225,963
	Short-Term Investments 3.1%
	Money Market Funds 3.1%
[c]	State Street Institutional U.S. Government Money Market Fund, 4.94%	United States	393,358	393,358
	Total Short-Term Investments (Cost $393,358)			393,358
	Total Investments (Cost $12,309,504) 99.4%			12,619,321
	Other Assets, less Liabilities 0.6%			78,668
	Net Assets 100.0%			$ 12,697,989
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Security is a business development company. See Note 1(e).
[b]Variable rate security. The rate shown represents the yield at period end.
[c]The rate shown is the annualized seven-day effective yield at period end.
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Franklin Templeton ETF Trust
Schedule of Investments
BrandywineGLOBAL - U.S. Fixed Income ETF (continued)
At September 30, 2024, the Fund had the following futures contracts outstanding. See  Note 1(b).
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest rate contracts
U.S. Treasury 5 Yr. Note	Long	29	$ 3,186,602	12/31/24	$ 8,666

*As of period end.
See  Note 6 regarding other derivative information.
See Abbreviations on page 20.
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FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Assets and Liabilities
 September 30, 2024 (unaudited)
	BrandywineGLOBAL - Dynamic US Large Cap Value ETF	BrandywineGLOBAL - U.S. Fixed Income ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$ 102,764,741	$ 12,309,504
Value – Unaffiliated issuers	$ 116,323,714	$ 12,619,321
Cash	1,436	—
Receivables:
Dividends and interest	40,035	76,267
Deposits with brokers for:
Futures contracts	—	41,470
Total assets	116,365,185	12,737,058
Liabilities:
Payables:
Investment securities purchased	—	34,650
Management fees	45,738	4,035
Variation margin on futures contracts	—	384
Total liabilities	45,738	39,069
Net assets, at value	$ 116,319,447	$ 12,697,989
Net assets consist of:
Paid-in capital	$ 94,707,330	$ 12,500,000
Total distributable earnings (loss)	21,612,117	197,989
Net assets, at value	$ 116,319,447	$ 12,697,989
Shares outstanding	8,202,953	500,000
Net asset value per share	$14.18	$25.40
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FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Operations
 for the period ended September 30, 2024  (unaudited)
	BrandywineGLOBAL - Dynamic US Large Cap Value ETF	BrandywineGLOBAL - U.S. Fixed Income ETF
Investment income:
Dividends:
Unaffiliated issuers	$ 1,616,926	$ 8,876
Interest:
Unaffiliated issuers	121	290,482
Total investment income	1,617,047	299,358
Expenses:
Management fees (Note 3a)	352,433	23,806
Total expenses	352,433	23,806
Expenses waived/paid by affiliates	(681)	(164)
Net expenses	351,752	23,642
Net investment income	1,265,295	275,716
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(1,235,672)	79,709
In-kind redemptions	14,865,358	—
Futures contracts	—	199,841
Net realized gain (loss)	13,629,686	279,550
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(11,271,651)	253,251
Futures contracts	—	(9,263)
Net change in unrealized appreciation (depreciation)	(11,271,651)	243,988
Net realized and unrealized gain (loss)	2,358,035	523,538
Net increase (decrease) in net assets resulting from operations	$3,623,330	$799,254
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FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	BrandywineGLOBAL - Dynamic US Large Cap Value ETF		BrandywineGLOBAL - U.S. Fixed Income ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (unaudited)	Period Ended March 31, 2024[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$ 1,265,295	$ 3,109,385	$ 275,716	$ 371,116
Net realized gain (loss)	13,629,686	4,108,075	279,550	(450,035)
Net change in unrealized appreciation (depreciation)	(11,271,651)	21,686,811	243,988	74,495
Net increase (decrease) in net assets resulting from operations	3,623,330	28,904,271	799,254	(4,424)
Distributions to shareholders (Note 1d)	—	(1,760,860)	(281,377)	(315,464)
Capital share transactions: (Note 2)	(52,785,212)	(19,714,823)	—	12,500,000
Net increase (decrease) in net assets	(49,161,882)	7,428,588	517,877	12,180,112
Net assets:
Beginning of period	165,481,329	158,052,741	12,180,112	—
End of period	$ 116,319,447	$ 165,481,329	$ 12,697,989	$ 12,180,112

[a]For the period July 25, 2023 (commencement of operations) to March 31,2024.
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FRANKLIN TEMPLETON ETF TRUST
Notes to Financial Statements (unaudited)
1.  Organization and Significant Accounting Policies
Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company consisting of forty-nine separate funds, two of which are included in this report (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946, Financial Services - Investment Companies ("ASC 946") and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The Funds are exchange traded funds (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of Fund’s corresponding underlying index.
The following summarizes the Funds’ significant accounting policies.
a.  Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Funds’ Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC).
The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange trade funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the Funds’ portfolio securities to the latest indications of fair value at 4 p.m. Eastern time on September 30, 2024.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation

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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
1.  Organization and Significant Accounting Policies (continued)
a.  Financial Instrument Valuation (continued)

changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
b.  Derivative Financial Instruments
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.
Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.
c.  Income and Deferred Taxes
It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invests. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
Each Fund may recognize an income tax liability related to its uncertain tax positions under  U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2024, the Funds have determined that no tax liability is required in the financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Funds invest.
d.  Security Transactions, Investment Income, Expenses and Distributions
Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income  (including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Fund or by the investment manager, as applicable, according to the terms of the unified management fee agreement.
e.  Business development companies
Certain or all Funds may invest in securities of closed-end investment companies that have elected to be treated as a business development company under the 1940 Act. The

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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
1.  Organization and Significant Accounting Policies (continued)
e.  Business development companies (continued)

Funds may purchase a business development company to gain exposure to the securities in the underlying portfolio. The risks of owning a business development company generally reflect the risks of owning the underlying securities. Business development companies have expenses that reduce their value.
f.  Accounting Estimates
The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
g.  Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2.  Shares of Beneficial Interest
Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).
Authorized participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Fund. Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets
In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.
At September 30, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:
	BrandywineGLOBAL - Dynamic US Large Cap Value ETF
	Six Months Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	3,050,000	$ 40,282,165	3,400,000	$ 41,842,853
Shares redeemed	(6,950,000)	(93,067,377)	(5,050,000)	(61,557,676)
Net increase (decrease)	(3,900,000)	$ (52,785,212)	(1,650,000)	$ (19,714,823)

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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
2.  Shares of Beneficial Interest (continued)
	BrandywineGLOBAL - U.S. Fixed Income ETF
	Six Months Ended September 30, 2024		Period Ended March 31, 2024[a]
	Shares	Amount	Shares	Amount
Shares sold	—	$ —	500,001	$ 12,500,025
Shares redeemed	—	—	(1)	(25)
Net increase (decrease)	—	$ —	500,000	$ 12,500,000

[a]For the period July 25, 2023 (commencement of operations) to March, 31, 2024.
3.  Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:
Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative Manager
Franklin Distributors, LLC (Distributors)	Principal Underwriter
Brandywine Global Investment Management, LLC (Brandywine Global)	Investment Manager
a.  Management fees
The Funds pay a unified management fee to Advisers whereby Advisers has agreed to reimburse the Funds’ acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation  to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The fee is calculated daily and paid monthly according to the terms of the management agreement. The gross effective investment management fees are based on the average daily net assets of each of the Funds as follows:
Gross Effective Investment Management Fee Rate
BrandywineGLOBAL - Dynamic US Large Cap Value ETF	0.49%
BrandywineGLOBAL - U.S. Fixed Income ETF	0.39%
Under a subadvisory agreement, Brandywine Global provides subadvisory services to the Funds. The subadvisory fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Funds.
b.  Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Fund.
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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
3.  Transactions with Affiliates (continued)
c.  Other Affiliated Transactions
At September 30, 2024, the shares of the  Fund is owned by the following entity.
Fund	Shares	Percentage of Outstanding Shares[a]
BrandywineGLOBAL - U.S. Fixed Income ETF
Franklin Resources Inc.	185,000	37.0%
[a]Investment activities of significant shareholders could have a material impact on the Fund.
4.  Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains. At March 31, 2024, the utilized capital loss carryforwards were as follows:
	BrandywineGLOBAL - Dynamic US Large Cap Value ETF	BrandywineGLOBAL - U.S. Fixed Income ETF
Capital loss carryforwards not subject to expiration:
Long term	$ 2,162,224	$ —
Short term	7,535,397	365,712
Total capital loss carryforwards	$ 9,697,621	$ 365,712
At September 30, 2024, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
	BrandywineGLOBAL - Dynamic US Large Cap Value ETF	BrandywineGLOBAL - U.S. Fixed Income ETF
Cost of investments	$ 103,017,750	$ 12,392,886
Unrealized appreciation	$ 15,051,712	$ 310,949
Unrealized depreciation	(1,745,748)	(84,514)
Net unrealized appreciation (depreciation)	$ 13,305,964	$ 226,435
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of in-kind transactions and wash sales.
5.  Investment Transactions
Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the period ended September 30, 2024, were as follows:
	BrandywineGLOBAL - Dynamic US Large Cap Value ETF	BrandywineGLOBAL - U.S. Fixed Income ETF
Purchases	$ 47,162,301	$ 2,811,857
Sales	$ 47,798,929	$ 4,385,048
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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
5.  Investment Transactions (continued)
In-kind transactions associated with creation and redemptions for the year ended September 30, 2024, were as follows:
	BrandywineGLOBAL - Dynamic US Large Cap Value ETF	BrandywineGLOBAL - U.S. Fixed Income ETF
Cost of Securities Received	$ 39,589,540	$ —
Value of Securities Delivered	$ 89,374,626	$ —
6.  Other Derivative Information
At September 30, 2024, the Fund’s investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
BrandywineGLOBAL - U.S. Fixed Income ETF
Interest rate contracts	Variation margin on futures contracts	$ 8,666[a]	Variation margin on futures contracts	$ —
[a]This amount reflects the cumulative appreciation (depreciation) of future contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
For the period  ended September 30, 2024, the effect of derivative contracts in the Fund’s Statements of Operations was as follows:
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Net Realized Gain (Loss) for the Period	Statement of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
BrandywineGLOBAL - U.S. Fixed Income ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Interest rate contracts	Futures contracts	$ 199,841	Futures contracts	$ (9,263)
For the period ended September 30, 2024, the average month end notional amount of futures contracts were as follows:
BrandywineGLOBAL - U.S. Fixed Income ETF
Futures contracts	$ 7,396,015
See  Note 1(b) regarding derivative financial instruments.
7.  Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
7.  Fair Value Measurements (continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2024, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
BrandywineGLOBAL - Dynamic US Large Cap Value ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 114,972,317	$ —	$ —	$ 114,972,317
Short-Term Investments	1,351,397	—	—	1,351,397
Total Investments in Securities	$116,323,714	$—	$—	$116,323,714
BrandywineGLOBAL - U.S. Fixed Income ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$ —	$ 251,862	$ —	$ 251,862
U.S. Government & Agency Securities	—	11,974,101	—	11,974,101
Short-Term Investments	393,358	—	—	393,358
Total Investments in Securities	$393,358	$12,225,963	$—	$12,619,321
Other Financial Instruments:
Futures Contracts	$ 8,666	$ —	$ —	$ 8,666
[a]For detailed categories, see the accompanying Schedules of Investments.
[b]Includes common stocks.
8.  Subsequent Events
The Funds has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
BDC	Business Development Companies
20	Semi-Annual Report	franklintempleton.com

Changes In and Disagreements With Accountants	For the period covered in the report

Not Applicable.
Results of Meeting of Shareholders	For the period covered in the report

Not Applicable.
Remuneration Paid to Directors, Officers, and Others	For the period covered in the report

Not applicable. Remuneration paid to directors, officers and others is included as part of the all-inclusive management fee and not paid directly by the fund.
franklintempleton.com	Semi-Annual Report	21

Board Approval of Management and Subadvisory Agreements	For the period covered in the report

FRANKLIN TEMPLETON ETF TRUST
BrandywineGLOBAL – Dynamic US Large Cap Value ETF
(Fund)
At an in-person meeting held on May 29, 2024 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of (i) the investment management agreement between Franklin Advisers, Inc. (FAV) and the Trust, on behalf of the Fund; and (ii) the investment sub-advisory agreement between FAV and Brandywine Global Investment Management, LLC (BrandywineGlobal), on behalf of the Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. FAV and BrandywineGlobal are each referred to herein as a Manager.
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of each Management Agreement is in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board acknowledged the ongoing integration of the Putnam family of funds into the Franklin Templeton (FT) family of funds and management’s continued development of strategies to address areas of heightened concern in the registered fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
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Board Approval of Management and Subadvisory Agreements	For the period covered in the report (continued)

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31, 2023. The Board considered the performance returns for the Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board referenced earlier discussions with management on matters related to, among other things, the expansion and rationalization of the overall product line, including investments in novel asset classes, as well as the growth in assets from internal and external clients. In addition, the Board acknowledged information provided regarding management’s strategy to grow market share through the use of innovative data and technology and investments in marketing and distribution.   The Board noted management’s high level of client engagement and the strength of its internal audit and compliance program. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all retail and institutional multi-cap value funds and exchange-traded funds. The Fund adopted the performance of the BrandywineGLOBAL—Dynamic US Large Cap Value Fund (predecessor mutual fund) as the result of a reorganization of the predecessor mutual fund into the Fund that was effective after the market close on October 28, 2022 (Reorganization). Prior to the Reorganization, the Fund had not yet commenced operations. The Fund’s returns for periods ending on or prior to October 28, 2022 are those of the predecessor mutual fund, except that performance prior to October 31, 2014, is that of an unregistered predecessor private fund. The Board reviewed and considered the performance results of the Fund over various periods ended December 31, 2023, noting the Reorganization. The Board further noted that the Fund’s annualized total return for the five-year period was above the median of its Performance Universe, but for the one-, three- and 10-year periods was below the median of its Performance Universe. The Board discussed this performance with management and management explained that the Fund’s underperformance relative to the Fund’s Performance Universe and its benchmark, the Russell 1000 Value Index, over the past three years was attributable to the Fund’s performance over the one-year period, during which the Fund was overweight exposure to stocks with high return on equity ratios which underperformed companies with low return on equity ratios. Management also explained that the Fund’s securities selection in the financials, communication services and consumer discretionary sectors also contributed to the Fund’s underperformance. Management discussed with the Board management’s conviction in the Fund’s investment strategies, noting that it did not anticipate making changes to the Fund’s investment process at this time. The Board concluded that the Fund’s Management Agreements should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio, noting that the Fund pays a Unified Fee (as defined below). The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate), of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.
The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund and eight other multi-cap value funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were
franklintempleton.com	Semi-Annual Report	23

Board Approval of Management and Subadvisory Agreements	For the period covered in the report (continued)

above the medians of its Expense Group. The Board discussed the above median Management Rate and actual total expense ratio with management and management explained that following the Reorganization, the Fund’s Management Rate was reduced from 65 basis points to 49 basis points. The Board also noted that the Fund’s Management Rate was 2.5 basis points above the Expense Group median.   The Board further noted that the Fund has a unified management fee (Unified Fee).   The Board also noted that pursuant to the Unified Fee arrangement FAV reimburses the Fund for all of its acquired fund fees and expenses (if any) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s Unified Fee, (ii) future Rule 12b-1 fees (if any), (iii) brokerage expenses, (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. The Board also noted that BrandywineGlobal is paid by FAV out of the management fee FAV receives from the Fund and that the allocation of the fee between FAV and BrandywineGlobal reflected the services provided by each to the Fund. The Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to BrandywineGlobal are reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual Funds during the 12-month period ended September 30, 2023 (the most recent fiscal year-end for FRI). The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run, is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that the Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of FAV’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that the Fund will generate significant, if any, profit for FAV and/or its affiliates for some time. The Board also considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
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Board Approval of Management and Subadvisory Agreements	For the period covered in the report (continued)

Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.
FRANKLIN  TEMPLETON ETF TRUST
BrandywineGLOBAL – U.S. Fixed Income ETF
(Fund)
At a meeting held on March 3, 2023 (Meeting), the Board of Trustees (Board) of Franklin  Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved (i) an investment management agreement between Franklin Advisers, Inc. (FAV) and the Trust; and (ii) an investment sub-advisory agreement between FAV and Brandywine Global Investment Management, LLC (BrandywineGlobal), on behalf of the Fund, for an initial two-year period (each a Management Agreement). The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve each Management Agreement. FAV and BrandywineGlobal are each referred to herein as a Manager.
In considering the approval of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board reviewed and considered all of the factors it deemed relevant in approving each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services to be provided by each Manager; (ii) the costs of the services to be provided by each Manager; and (iii) the extent to which economies of scale may be realized as the Fund grows. The Board also reviewed and considered the form of the Management Agreement and the terms of the Management Agreement which were explained at the Meeting.   The Board noted that FAV would provide general investment management and administrative services and that the Fund would operate under a unified management fee structure whereby FAV would reimburse the Fund for all acquired fund fees and expenses and pay all of the ordinary operating expenses of the Fund, except for certain excluded items (Unified Fee).  The Board also noted that the Unified Fee was consistent with the current management fee structure for the existing Franklin Templeton (FT) exchange-traded funds.
In approving each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the proposed Management Agreements are fair and reasonable and that such Management Agreements are in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services to be provided by the applicable Managers and their affiliates to the Fund and its shareholders. This information included, among other things, the Fund’s proposed investment strategies and the ability of the applicable Managers to implement such investment strategies; the qualifications, background and experience of the investment personnel that will be responsible for the day-to-day portfolio management of the Fund; each Manager’s experience as the Manager of other funds and accounts, including other series of the Trust and other funds in the FT family of funds; each Manager’s strength and reputation within the industry; the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of each Manager; and each Manager’s compliance capabilities, as demonstrated by, among other things, its policies and procedures reasonably designed to prevent violations of the Federal Securities Laws (as defined in Rule 38a-1 of the Investment Company Act of 1940). Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by each Manager and its affiliates to the  Fund and its shareholders.
Fund Performance
The Board noted that, as the Fund had not yet commenced investment operations, there was no investment performance for the Fund. The Board also considered the proposed performance benchmark for the Fund and how such benchmark would be utilized to measure performance of each Manager.
Comparative Fees and Expenses
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Board Approval of Management and Subadvisory Agreements	For the period covered in the report (continued)

The Board reviewed and considered information regarding the Fund’s proposed total expense ratio, noting that the Fund will pay a Unified Fee. The Board considered the proposed total expense ratio and, separately, the proposed contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure as the Fund (Expense Group) as selected by  Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report (excluding the Fund), which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in the Expense Group.
The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund and five core bond funds. The Board noted that the proposed Management Rate and estimated total expense ratio for the Fund were above the median of its Expense Group. The Board further noted that pursuant to the proposed Unified Fee arrangement FAV would reimburse the Fund for all of its acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, except for (i) the Fund’s Unified Fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. The Board also noted that BrandywineGlobal would be paid by FAV out of the Unified Fee FAV receives from the Fund and that the allocation of the fee between FAV and BrandywineGlobal reflected the services provided by BrandywineGlobal to the Fund.  After consideration of the above, the Board concluded that the Management Rate to be charged to the Fund and the sub-advisory fee to be paid to BrandywineGlobal are reasonable.
Profitability
The Board noted that the Managers (and their affiliates) could not report any financial results from their relationships with the Fund because the Fund has not yet commenced investment operations, and thus, the Board could not evaluate each Manager’s (or its affiliates’) profitability with respect to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale in the future, the Board noted that it is not anticipated that the Fund will generate significant, if any, profit for the Managers and/or their affiliates for some time.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved each Management Agreement for the Fund for an initial two-year period.
26	Semi-Annual Report	franklintempleton.com

© 2024 Franklin Templeton Investments. All rights reserved.
BWETF-SFSOI 11/24
Clearbridge Sustainable Infrastructure ETF
Financial Statements and Other Important Information
Semi-Annual	September 30, 2024

Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
ClearBridge Sustainable Infrastructure ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024	Period Ended March 31, 2023[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$23.72	$25.22	$25.00
Income from investment operations[b]:
Net investment income[c]	0.49	0.69	0.13
Net realized and unrealized gains (losses)	2.29	(1.43)	0.09
Total from investment operations	2.78	(0.74)	0.22
Less distributions from net investment income	(0.19)	(0.76)	—
Net asset value, end of period	$26.31	$23.72	$25.22
Total return[d]	11.76%	(3.03)%	0.88%
Ratios to average net assets[e]
Total expenses	0.59%	0.59%	0.59%
Net investment income	4.02%	2.89%	1.82%
Supplemental data
Net assets, end of period (000’s)	$9,210	$8,304	$2,522
Portfolio turnover rate[f]	5.70%[g]	37.99%[g]	6.33%[g]
[a]For the period December 14, 2022 (commencement of operations) to March 31, 2023.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[e]Ratios are annualized for periods less than one year.
[f]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash ("Cash creations").
[g]Portfolio turnover rate excluding cash creations was as follows:	5.70%	36.79%	6.33%
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	1

Franklin Templeton ETF Trust
Schedule of Investments, September 30, 2024 (unaudited)
ClearBridge Sustainable Infrastructure ETF
		Industry	Shares	Value
	Common Stocks 96.0%
	Australia 1.6%
	Atlas Arteria Ltd.	Transportation Infrastructure	42,274	$ 143,412
	Brazil 5.0%
	CCR SA	Transportation Infrastructure	59,998	133,309
	Equatorial Energia SA	Electric Utilities	25,298	150,976
[a]	Equatorial Energia SA	Electric Utilities	1,727	10,319
	Rumo SA	Ground Transportation	45,052	165,456
				460,060
	Canada 3.1%
[b]	Hydro One Ltd.	Electric Utilities	8,296	287,884
	Denmark 4.0%
[a,b]	Orsted AS	Independent Power Producers & Energy Traders	5,573	371,450
	France 4.5%
	Getlink SE	Transportation Infrastructure	23,345	417,388
	Germany 3.0%
	E.ON SE	Multi-Utilities	18,538	276,306
	Italy 9.9%
[b]	Enav SpA	Transportation Infrastructure	56,720	252,197
	Enel SpA	Electric Utilities	48,246	386,338
	Terna - Rete Elettrica Nazionale	Electric Utilities	30,264	273,181
				911,716
	Netherlands 3.2%
	Ferrovial SE	Construction & Engineering	6,759	291,024
	Portugal 3.9%
	EDP SA	Electric Utilities	79,289	362,988
	Spain 9.8%
[a,b]	Cellnex Telecom SA	Diversified Telecommunication Services	5,278	214,591
	Iberdrola SA	Electric Utilities	14,047	217,756
	Redeia Corp. SA	Electric Utilities	23,991	467,762
				900,109
	United Kingdom 14.6%
	National Grid PLC	Multi-Utilities	22,229	307,114
	Pennon Group PLC	Water Utilities	27,710	220,039
	Severn Trent PLC	Water Utilities	11,442	405,487
	SSE PLC	Electric Utilities	7,610	192,210
	United Utilities Group PLC	Water Utilities	15,498	217,341
				1,342,191
	United States 33.4%
	American Tower Corp.	Specialized REITs	1,269	295,119
	American Water Works Co., Inc.	Water Utilities	2,143	313,392
	Crown Castle, Inc.	Specialized REITs	3,054	362,296
	CSX Corp.	Ground Transportation	10,594	365,811
	Entergy Corp.	Electric Utilities	1,661	218,604
	Eversource Energy	Electric Utilities	5,160	351,138
	Exelon Corp.	Electric Utilities	4,769	193,383
	NextEra Energy Partners LP	Independent Power Producers & Energy Traders	8,220	227,036
	NextEra Energy, Inc.	Electric Utilities	5,375	454,349
2	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investment
ClearBridge Sustainable Infrastructure ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	PG&E Corp.	Electric Utilities	14,816	$ 292,912
				3,074,040
	Total Common Stocks (Cost $7,963,221)			8,838,568
	Total Investments before Short-Term Investments (Cost $7,963,221)			8,838,568
	Short-Term Investments 3.9%
	Money Market Funds 3.9%
	United States 3.9%
[c]	JPMorgan 100% U.S. Treasury Securities Money Market Fund, 4.98%	Money Market Funds	360,677	360,677
	Total Short-Term Investments (Cost $360,677)			360,677
	Total Investments (Cost $8,323,898) 99.9%			9,199,245
	Other Assets, less Liabilities 0.1%			10,763
	Net Assets 100.0%			$ 9,210,008
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2024, the value of was $1,126,122, representing 12.2% of net assets.
[c]The rate shown is the annualized seven-day effective yield at period end.
See Abbreviations on page 11.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	3

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statement of Assets and Liabilities
 September 30, 2024  (unaudited)
ClearBridge Sustainable Infrastructure ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$ 8,323,898
Value – Unaffiliated issuers	$ 9,199,245
Foreign currency, at value (cost $1,647)	1,642
Receivables:
Dividends and interest	13,849
Total assets	9,214,736
Liabilities:
Payables:
Investment securities purchased	365
Management fees	4,363
Total liabilities	4,728
Net assets, at value	$ 9,210,008
Net assets consist of:
Paid-in capital	$ 8,407,126
Total distributable earnings (loss)	802,882
Net assets, at value	$ 9,210,008
Shares outstanding	350,000
Net asset value per share	$26.31
4	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statement of Operations
 for the period ended September 30, 2024  (unaudited)
ClearBridge Sustainable Infrastructure ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$ 189,243
Interest:
Unaffiliated issuers	6,810
Total investment income	196,053
Expenses:
Management fees (Note 3a)	25,130
Total expenses	25,130
Expenses waived/paid by affiliates	(187)
Net expenses	24,943
Net investment income	171,110
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(57,266)
Foreign currency transactions	2,071
Net realized gain (loss)	(55,195)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	855,556
Translation of other assets and liabilities denominated in foreign currencies	294
Net change in unrealized appreciation (depreciation)	855,850
Net realized and unrealized gain (loss)	800,655
Net increase (decrease) in net assets resulting from operations	$971,765

[a]Foreign taxes withheld on dividends	$15,163
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	5

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Changes in Net Assets

ClearBridge Sustainable Infrastructure ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$ 171,110	$ 178,868
Net realized loss	(55,195)	(171,235)
Net change in unrealized appreciation (depreciation)	855,850	8,211
Net increase (decrease) in net assets resulting from operations	971,765	15,844
Distributions to shareholders (Note 1e)	(65,285)	(201,196)
Capital share transactions: (Note 2)	—	5,966,959
Net increase (decrease) in net assets	906,480	5,781,607
Net assets:
Beginning of period	8,303,528	2,521,921
End of period	$ 9,210,008	$ 8,303,528
6	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST
Notes to Financial Statements (unaudited)
1.  Organization and Significant Accounting Policies
Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of forty-nine separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946, Financial Services - Investment Companies ("ASC 946"), and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The Fund is an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of Fund corresponding underlying index.
The following summarizes the Fund’s significant accounting policies.
a.  Financial Instrument Valuation
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC).
The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange trade funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual fund are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on Fund business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time on September 30, 2024.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation

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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
1.  Organization and Significant Accounting Policies (continued)
a.  Financial Instrument Valuation (continued)

changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes
b.  Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures approved by the Board.
The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.
Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.
c.  Derivative Financial Instruments
During the period ended September 30, 2024, the Fund did not invest in derivative instruments.
d.  Income and Deferred Taxes
It is Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Fund invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invest. When a capital gain tax is determined to apply, Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2024, Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.
e.  Security Transactions, Investment Income, Expenses and Distributions
Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest Income (including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
1.  Organization and Significant Accounting Policies (continued)
e.  Security Transactions, Investment Income, Expenses and Distributions (continued)

Common expenses incurred by the Trust are allocated to the Fund based on the ratio of net assets of Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Fund or by the investment manager, as applicable, according to the terms of the unified management fee agreement.
f.  Accounting Estimates
The preparation of financial statement in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
g.  Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2.  Shares of Beneficial Interest
Shares of the Fund is issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Fund’s shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).
Authorized participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Fund regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Fund.
In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.
At September 30, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
	Six Months Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	—	$ —	300,000	$ 7,059,636
Shares redeemed	—	—	(50,000)	(1,092,677)
Net increase (decrease)	—	$ —	250,000	$ 5,966,959
3.  Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
3.  Transactions with Affiliates (continued)
Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Advisory Services, LLC (FASL)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC (Distributors)	Principal underwriter
a.  Management fees
The Fund pay a unified management fee to Advisers whereby Advisers has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The fee is calculated daily and paid monthly according to the terms of the management agreement.
The Fund pays gross effective investment management fees 0.59% per year on the average daily net assets of the Fund.
b.  Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c.  Other Affiliated Transactions
At September 30, 2024, the shares of ClearBridge Sustainable Infrastructure ETF were owned by the following entity:
Fund	Shares	Percentage of Outstanding Shares[a]
ClearBridge Sustainable Infrastructure ETF
Franklin Resources Inc.	49,000	14.0%
[a]Investment activities of significant shareholders could have a material impact on the Fund.
4.  Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2024, the capital loss carryforwards were as follows:
Year Ended March 31, 2024
Capital loss carryforwards not subject to expiration:
Long term	$ 22,738
Short term	72,669
Total capital loss carryforwards	$ 95,407
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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
4.  Income Taxes (continued)
At  September 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Cost of investments	$ 8,342,718
Unrealized appreciation	$ 1,072,424
Unrealized depreciation	(215,897)
Net unrealized appreciation (depreciation)	$ 856,527
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of in-kind transactions and wash sales.
5.  Investment Transactions
Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the period ended September 30, 2024, $468,006 and $521,551, respectively.
There were no In-kind transactions associated with creation and redemptions for the period ended September 30, 2024.
6.  Fair Value Measurements
The Fund follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2024, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
ClearBridge Sustainable Infrastructure ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 8,828,249	$ 10,319	$ —	$ 8,838,568
Short-Term Investments	360,677	—	—	360,677
Total Investments in Securities	$9,188,926	$10,319	$—	$9,199,245
[a]For detailed categories, see the accompanying Schedule of Investments.
[b]Includes common stocks.
7.  Subsequent Events
The Fund has evaluated subsequent events through the issuance of these Financial Statements and determined that no events have occurred that require disclosure.
Abbreviations
REIT	Real Estate Investment Trust
SPA	Standby Purchase Agreement
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Changes In and Disagreements With Accountants	For the period covered in the report

Not Applicable.
Results of Meeting of Shareholders	For the period covered in the report

Not Applicable.
Remuneration Paid to Directors, Officers, and Others	For the period covered in the report

Not applicable. Remuneration paid to directors, officers and others is included as part of the all-inclusive management fee and not paid directly by the fund.
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Board Approval of Management and Subadvisory Agreements	For the period covered in the report

FRANKLIN TEMPLETON ETF TRUST
ClearBridge Sustainable Infrastructure ETF
(Fund)
At an in-person meeting held on May 29, 2024 (Meeting), the Board of Trustees (Board) of the Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of (i) the investment management agreement between Franklin Advisers, Inc. (FAI) and the Trust, on behalf of the Fund and (ii) the investment sub-advisory agreement between FAI and ClearBridge Investments (North America) Pty Limited (Sub-Adviser), an affiliate of FAI, on behalf of the Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. FAI and the Sub-Adviser are each referred to herein as a Manager.
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to:   (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of each Management Agreement is in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board acknowledged the ongoing integration of the Putnam family of funds into the Franklin Templeton (FT) family of funds and management’s continued development of strategies to address areas of heightened concern in the registered fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
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Board Approval of Management and Subadvisory Agreements	For the period covered in the report (continued)

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund for the one-year period ended December 31, 2023, noting the Fund commenced operations on December 14, 2022. The Board considered the performance returns for the Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board referenced earlier discussions with management on matters related to, among other things, the expansion and rationalization of the overall product line, including investments in novel asset classes, as well as the growth in assets from internal and external clients. In addition, the Board acknowledged information provided regarding management’s strategy to grow market share through the use of innovative data and technology and investments in marketing and distribution.   The Board noted management’s high level of client engagement and the strength of its internal audit and compliance program. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all retail and institutional industrials funds and exchange-traded funds. The Fund commenced operations on December 14, 2022, and thus has been in operation for less than three years.  The Board noted that the Fund’s annualized total return for the one-year period was below the median and in the fifth quintile (worst) of its Performance Universe. The Board also noted that, although below median, the Fund’s annualized total return for the one-year period was 5.19%. The Board further noted the Fund’s short operating history. The Board discussed this performance with management and management confirmed its confidence in the Fund’s portfolio management team, noting that the Fund outperformed its benchmark, the FTSE Global Core Infrastructure 50/50 – Net Tax, for the one -year period ended December 31, 2023. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio, noting that the Fund pays a Unified Fee (as defined below). The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate), of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.
The Expense Group for the Fund was comprised of exchange-traded funds, which included the Fund, one other industrials fund, five global infrastructure funds, one specialty & miscellaneous fund and one natural resources fund. The Board noted that the Management Rate and actual total expense ratio for the Fund were above the medians of its Expense Group. The Board further noted that the Fund has a unified management fee (Unified Fee). The Board also noted that pursuant to the Unified Fee arrangement FAI reimburses the Fund for all of its acquired fund fees and expenses (if any) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s Unified Fee, (ii) future Rule 12b-1 fees (if any), (iii)  brokerage expenses, (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. The Board discussed the above median Management Rate and actual total expense ratio with management and management explained
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Board Approval of Management and Subadvisory Agreements	For the period covered in the report (continued)

that many of the Fund’s Expense Group peers are passively managed whereas the Fund is actively managed and that passively managed funds have historically been priced lower than actively managed funds. Management further explained that each peer fund that had a Management Rate below the median of the Expense Group was a passively managed fund. The Board also noted that the Sub-Adviser is paid by FAI out of the management fee FAI receives from the Fund and that the allocation of the fee between FAI and the Sub-Adviser reflected the services provided by each to the Fund. The Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to the Sub-Adviser are reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual Funds during the 12-month period ended September 30, 2023 (the most recent fiscal year-end for FRI). The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run, is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that the Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of FAI’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that the Fund will generate significant, if any, profit for FAI and/or its affiliates for some time.   The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board also noted that as of December 31, 2023, the Fund did not have an asset size that would likely enable it to achieve economies of scale.   The Board also noted management’s representation that for the fiscal year ended September 30, 2023, the Fund did not experience a profit. The Board recognized that there would not likely be any economies of scale for the Fund until its assets grow.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.
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© 2024 Franklin Templeton Investments. All rights reserved.
35640-SFSOI 11/24
Western Asset Bond ETF
Financial Statements and Other Important Information
Semi-Annual	September 30, 2024

Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Western Asset Bond ETF
	Six Months Ended September 30, 2024 (unaudited)	Period Ended March 31, 2024[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$25.74	$25.00
Income from investment operations[b]:
Net investment income[c]	0.66	0.70
Net realized and unrealized gains (losses)	0.76	0.61
Total from investment operations	1.42	1.31
Less distributions from net investment income	(0.70)	(0.57)
Net asset value, end of period	$26.46	$25.74
Total return[d]	5.68%	5.29%
Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.35%	0.35%
Expenses net of waiver and payments by affiliates	0.35%	0.35%
Net investment income	5.15%	5.25%
Supplemental data
Net assets, end of period (000’s)	$42,334	$41,177
Portfolio turnover rate[f]	32.73%[g]	69.47%[g]
[a]For the period September 19, 2023 (commencement of operations) to March 31, 2024.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[e]Ratios are annualized for periods less than one year.
[f]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash ("Cash creations").
[g]Portfolio turnover rate excluding cash creations was as follows:	32.73%	69.47%
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	1

Franklin Templeton ETF Trust
Schedule of Investments, September 30, 2024 (unaudited)
Western Asset Bond ETF
		Country	Principal Amount*	Value
	Corporate Bonds & Notes 40.6%
	Aerospace & Defense 1.1%
	Boeing Co.,
	3.25%, 2/01/35	United States	10,000	$ 8,146
	2.70%, 2/01/27	United States	50,000	47,436
	5.15%, 5/01/30	United States	10,000	10,027
	2.196%, 2/04/26	United States	70,000	67,435
	General Dynamics Corp.,
	4.25%, 4/01/50	United States	10,000	9,044
	4.25%, 4/01/40	United States	10,000	9,367
	L3Harris Technologies, Inc.,
	4.854%, 4/27/35	United States	10,000	10,035
	5.054%, 4/27/45	United States	10,000	9,833
	Lockheed Martin Corp.,
	4.50%, 5/15/36	United States	10,000	9,994
	4.15%, 6/15/53	United States	60,000	52,955
	3.90%, 6/15/32	United States	10,000	9,802
	5.20%, 2/15/64	United States	10,000	10,366
	Northrop Grumman Corp.,
	5.25%, 5/01/50	United States	30,000	30,668
	3.25%, 1/15/28	United States	50,000	48,599
	RTX Corp.,
	4.50%, 6/01/42	United States	40,000	37,233
	2.25%, 7/01/30	United States	20,000	17,965
	3.95%, 8/16/25	United States	30,000	29,847
	4.125%, 11/16/28	United States	10,000	9,977
	6.00%, 3/15/31	United States	20,000	21,760
				450,489
	Agriculture 0.6%
	Altria Group, Inc.,
	3.875%, 9/16/46	United States	30,000	23,444
	5.80%, 2/14/39	United States	50,000	52,592
	6.875%, 11/01/33	United States	60,000	67,806
	BAT Capital Corp.,
	3.557%, 8/15/27	United Kingdom	10,000	9,798
	4.54%, 8/15/47	United Kingdom	80,000	67,618
	Philip Morris International, Inc.,
	2.10%, 5/01/30	United States	20,000	17,863
	4.875%, 2/13/29	United States	10,000	10,256
	5.25%, 2/13/34	United States	10,000	10,389
				259,766
	Airlines 0.8%
[a]	American Airlines, Inc., 8.50%, 5/15/29	United States	100,000	106,164
	Delta Air Lines, Inc.,
	7.375%, 1/15/26	United States	90,000	92,662
	2.90%, 10/28/24	United States	20,000	19,947
	Delta Air Lines, Inc./SkyMiles IP Ltd.,
	[a] 4.75%, 10/20/28	United States	20,000	19,982
	[a] first lien, 4.50%, 10/20/25	United States	11,112	11,047
[a]	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27	United States	16,500	16,718
[a]	Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 9/20/25	United States	40,000	22,012
[a]	United Airlines, Inc., 4.625%, 4/15/29	United States	70,000	67,684
				356,216
2	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investment
Western Asset Bond ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Apparel 0.1%
	NIKE, Inc.,
	2.85%, 3/27/30	United States	20,000	$ 18,844
	3.25%, 3/27/40	United States	20,000	16,789
	2.75%, 3/27/27	United States	20,000	19,495
				55,128
	Auto Manufacturers 1.1%
	Ford Motor Credit Co. LLC, 7.35%, 3/06/30	United States	200,000	216,668
	General Motors Co.,
	6.125%, 10/01/25	United States	20,000	20,196
	6.25%, 10/02/43	United States	20,000	20,535
	5.60%, 10/15/32	United States	10,000	10,319
[a]	Nissan Motor Co. Ltd., 3.522%, 9/17/25	Japan	200,000	196,715
				464,433
	Banks 11.6%
	Bank of America Corp.,
	4.083% to 3/20/50, FRN thereafter, 3/20/51	United States	80,000	69,571
	3.97% to 3/05/28, FRN thereafter, 3/05/29	United States	210,000	207,561
	5.00%, 1/21/44	United States	50,000	50,900
	1.319% to 6/19/25, FRN thereafter, 6/19/26	United States	140,000	136,582
	4.571% to 4/27/32, FRN thereafter, 4/27/33	United States	190,000	189,148
	Bank of Montreal, 1.85%, 5/01/25	Canada	50,000	49,214
	Bank of Nova Scotia,
	4.588% to 5/04/37, FRN thereafter, 5/04/37	Canada	20,000	19,032
	1.30%, 6/11/25	Canada	30,000	29,354
[a]	BNP Paribas SA, 2.219% to 6/09/25, FRN thereafter, 6/09/26	France	200,000	196,197
	Citigroup, Inc.,
	4.30%, 11/20/26	United States	70,000	69,945
	4.40%, 6/10/25	United States	60,000	59,797
	3.98% to 3/20/29, FRN thereafter, 3/20/30	United States	90,000	88,167
	4.412% to 3/31/30, FRN thereafter, 3/31/31	United States	230,000	228,492
	4.45%, 9/29/27	United States	70,000	70,109
	4.75%, 5/18/46	United States	10,000	9,389
	Goldman Sachs Group, Inc.,
	2.615% to 4/22/31, FRN thereafter, 4/22/32	United States	40,000	35,360
	5.15%, 5/22/45	United States	50,000	50,015
	1.093% to 12/09/25, FRN thereafter, 12/09/26	United States	60,000	57,571
	6.75%, 10/01/37	United States	20,000	23,040
	4.75%, 10/21/45	United States	50,000	48,623
	3.691% to 6/05/27, FRN thereafter, 6/05/28	United States	110,000	108,272
	2.60%, 2/07/30	United States	20,000	18,368
	4.25%, 10/21/25	United States	30,000	29,896
	HSBC Holdings PLC,
	2.099% to 6/04/25, FRN thereafter, 6/04/26	United Kingdom	400,000	392,490
	4.762% to 3/29/32, FRN thereafter, 3/29/33	United Kingdom	200,000	197,282
	JPMorgan Chase & Co.,
	3.109% to 4/22/40, FRN thereafter, 4/22/41	United States	20,000	16,117
	3.109% to 4/22/50, FRN thereafter, 4/22/51	United States	10,000	7,395
	3.509% to 1/23/28, FRN thereafter, 1/23/29	United States	100,000	97,680
	2.083% to 4/22/25, FRN thereafter, 4/22/26	United States	70,000	68,896
	2.545% to 11/08/31, FRN thereafter, 11/08/32	United States	110,000	96,797
	5.294% to 7/22/34, FRN thereafter, 7/22/35	United States	10,000	10,433
	Morgan Stanley,
	2.188% to 4/28/25, FRN thereafter, 4/28/26	United States	50,000	49,227
	3.772% to 1/24/28, FRN thereafter, 1/24/29	United States	60,000	59,022
	2.511% to 10/20/31, FRN thereafter, 10/20/32	United States	70,000	61,123
franklintempleton.com	Semi-Annual Report	3

Franklin Templeton ETF Trust
Schedule of Investment
Western Asset Bond ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Banks (continued)
	5.32% to 7/19/34, FRN thereafter, 7/19/35	United States	80,000	$ 83,106
	PNC Financial Services Group, Inc.,
	5.582% to 6/12/28, FRN thereafter, 6/12/29	United States	30,000	31,234
	5.812% to 6/12/25, FRN thereafter, 6/12/26	United States	20,000	20,135
	Royal Bank of Canada,
	1.15%, 6/10/25	Canada	30,000	29,319
	3.875%, 5/04/32	Canada	20,000	19,316
	5.15%, 2/01/34	Canada	20,000	20,807
	Toronto-Dominion Bank,
	1.15%, 6/12/25	Canada	30,000	29,309
	4.456%, 6/08/32	Canada	20,000	19,876
	Truist Financial Corp., 6.047% to 6/08/26, FRN thereafter, 6/08/27	United States	20,000	20,529
	U.S. Bancorp,
	5.775% to 6/12/28, FRN thereafter, 6/12/29	United States	20,000	20,966
	5.836% to 6/10/33, FRN thereafter, 6/12/34	United States	20,000	21,363
	UBS AG,
	2.95%, 4/09/25	Switzerland	250,000	247,552
	7.95%, 1/09/25	Switzerland	500,000	503,915
[a]	UBS Group AG, 4.253%, 3/23/28	Switzerland	400,000	397,002
	Wells Fargo & Co.,
	5.013% to 4/04/50, FRN thereafter, 4/04/51	United States	170,000	166,801
	4.478% to 4/04/30, FRN thereafter, 4/04/31	United States	50,000	50,077
	2.188% to 4/30/25, FRN thereafter, 4/30/26	United States	70,000	68,873
	2.393% to 6/02/27, FRN thereafter, 6/02/28	United States	70,000	66,572
	3.584% to 5/22/27, FRN thereafter, 5/22/28	United States	110,000	107,884
	4.75%, 12/07/46	United States	50,000	45,871
	3.35% to 3/02/32, FRN thereafter, 3/02/33	United States	30,000	27,435
				4,899,007
	Beverages 0.4%
	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/01/46	United States	80,000	78,850
	Anheuser-Busch InBev Worldwide, Inc.,
	3.50%, 6/01/30	United States	10,000	9,710
	4.75%, 1/23/29	Belgium	40,000	41,055
	Constellation Brands, Inc., 4.35%, 5/09/27	United States	20,000	20,060
				149,675
	Biotechnology 0.1%
	Amgen, Inc., 4.663%, 6/15/51	United States	10,000	9,166
	Gilead Sciences, Inc.,
	4.75%, 3/01/46	United States	10,000	9,576
	3.50%, 2/01/25	United States	10,000	9,959
				28,701
	Chemicals 0.4%
[b]	OCP SA, 3.75%, 6/23/31	Morocco	200,000	179,934
	Commercial Services & Supplies 0.3%
	PayPal Holdings, Inc.,
	2.30%, 6/01/30	United States	10,000	9,068
	5.15%, 6/01/34	United States	10,000	10,436
	United Rentals North America, Inc.,
	3.875%, 2/15/31	United States	70,000	65,174
	[a] 6.125%, 3/15/34	United States	20,000	20,694
				105,372
4	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investment
Western Asset Bond ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Diversified Telecommunication Services 0.0%†
	Verizon Communications, Inc., 3.40%, 3/22/41	United States	20,000	$ 16,344
	Electric 0.7%
[b]	Comision Federal de Electricidad, 3.875%, 7/26/33	Mexico	200,000	168,701
	Consolidated Edison Co. of New York, Inc.,
	Series 20B, 3.95%, 4/01/50	United States	10,000	8,570
	Series 20A, 3.35%, 4/01/30	United States	10,000	9,629
	Duke Energy Ohio, Inc., 3.65%, 2/01/29	United States	10,000	9,796
	Exelon Corp., 5.625%, 6/15/35	United States	10,000	10,624
	FirstEnergy Corp.,
	Series B, 3.90%, 7/15/27	United States	30,000	29,709
	Series C, 4.85%, 7/15/47	United States	20,000	18,345
	Pacific Gas & Electric Co.,
	3.50%, 8/01/50	United States	10,000	7,248
	2.50%, 2/01/31	United States	20,000	17,530
	2.10%, 8/01/27	United States	10,000	9,373
	Progress Energy, Inc., 6.00%, 12/01/39	United States	10,000	10,796
				300,321
	Electronic Equipment, Instruments & Components 0.1%
	Honeywell International, Inc., 5.00%, 3/01/35	United States	30,000	31,240
	Energy Equipment & Services 0.0%†
[a]	Schlumberger Holdings Corp., 3.90%, 5/17/28	United States	10,000	9,892
	Entertainment 0.4%
[a]	Caesars Entertainment, Inc., 7.00%, 2/15/30	United States	40,000	41,815
	Warnermedia Holdings, Inc.,
	6.412%, 3/15/26	United States	20,000	20,012
	3.755%, 3/15/27	United States	50,000	48,358
	5.05%, 3/15/42	United States	10,000	8,168
	4.279%, 3/15/32	United States	30,000	26,660
				145,013
	Environmental Control 0.2%
[a]	GFL Environmental, Inc., 6.75%, 1/15/31	United States	60,000	63,005
	Waste Connections, Inc., 5.00%, 3/01/34	United States	20,000	20,537
				83,542
	Financial Services 1.0%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28	Ireland	150,000	141,742
	Air Lease Corp.,
	3.375%, 7/01/25	United States	20,000	19,770
	5.30%, 2/01/28	United States	20,000	20,552
	American Express Co., 4.05%, 5/03/29	United States	30,000	30,063
	Charles Schwab Corp.,
	5.875%, 8/24/26	United States	50,000	51,472
	6.136% to 8/24/33, FRN thereafter, 8/24/34	United States	20,000	21,873
	Intercontinental Exchange, Inc., 4.60%, 3/15/33	United States	10,000	10,098
[a]	Jane Street Group/JSG Finance, Inc., 7.125%, 4/30/31	United States	80,000	84,831
	Mastercard, Inc., 3.85%, 3/26/50	United States	10,000	8,465
	Visa, Inc.,
	4.30%, 12/14/45	United States	30,000	27,970
	2.05%, 4/15/30	United States	20,000	18,112
				434,948
franklintempleton.com	Semi-Annual Report	5

Franklin Templeton ETF Trust
Schedule of Investment
Western Asset Bond ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Food 0.3%
	Kraft Heinz Foods Co., 5.20%, 7/15/45	United States	40,000	$ 39,517
	Mars, Inc.,
	[a] 2.70%, 4/01/25	United States	20,000	19,803
	[a] 3.20%, 4/01/30	United States	10,000	9,469
	Mondelez International, Inc., 1.50%, 5/04/25	United States	40,000	39,213
				108,002
	Gas 0.4%
[b]	Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29	Colombia	200,000	184,887
	Health Care Providers & Services 1.0%
	Centene Corp.,
	4.25%, 12/15/27	United States	20,000	19,659
	4.625%, 12/15/29	United States	20,000	19,585
	3.00%, 10/15/30	United States	10,000	8,960
	2.625%, 8/01/31	United States	10,000	8,583
	3.375%, 2/15/30	United States	10,000	9,223
	CVS Health Corp., 4.30%, 3/25/28	United States	30,000	29,925
	Elevance Health, Inc.,
	4.375%, 12/01/47	United States	10,000	8,860
	4.10%, 5/15/32	United States	10,000	9,764
	3.65%, 12/01/27	United States	10,000	9,861
	HCA, Inc.,
	7.69%, 6/15/25	United States	20,000	20,367
	5.875%, 2/01/29	United States	10,000	10,483
	3.50%, 9/01/30	United States	30,000	28,280
	5.50%, 6/15/47	United States	20,000	19,891
	Humana, Inc.,
	3.95%, 3/15/27	United States	10,000	9,918
	4.50%, 4/01/25	United States	10,000	9,981
	4.95%, 10/01/44	United States	20,000	18,579
[a]	LifePoint Health, Inc., 9.875%, 8/15/30	United States	60,000	66,135
	UnitedHealth Group, Inc.,
	3.875%, 8/15/59	United States	40,000	31,930
	4.20%, 5/15/32	United States	40,000	39,698
	4.00%, 5/15/29	United States	20,000	19,960
	5.00%, 4/15/34	United States	20,000	20,658
				420,300
	Healthcare-Products 0.4%
	Abbott Laboratories, 4.75%, 11/30/36	United States	10,000	10,264
[a]	Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/29	United States	70,000	72,211
	Solventum Corp.,
	[a] 5.40%, 3/01/29	United States	30,000	30,873
	[a] 5.45%, 3/13/31	United States	30,000	30,938
	[a] 5.90%, 4/30/54	United States	40,000	41,465
				185,751
	Home Builders 0.0%†
	Lennar Corp., 4.75%, 11/29/27	United States	10,000	10,132
	Insurance 0.2%
	Aon North America, Inc., 5.45%, 3/01/34	United States	50,000	52,518
	Berkshire Hathaway Finance Corp., 4.25%, 1/15/49	United States	30,000	27,828
	MetLife, Inc., 6.40%, 12/15/66	United States	10,000	10,623
6	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investment
Western Asset Bond ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Insurance (continued)
[a]	Principal Life Global Funding II, 1.25%, 6/23/25	United States	10,000	$ 9,771
				100,740
	Internet 1.0%
	Alphabet, Inc.,
	1.90%, 8/15/40	United States	30,000	21,438
	1.10%, 8/15/30	United States	10,000	8,613
	Amazon.com, Inc.,
	3.15%, 8/22/27	United States	60,000	58,914
	3.10%, 5/12/51	United States	30,000	22,305
	4.95%, 12/05/44	United States	70,000	72,758
	3.60%, 4/13/32	United States	70,000	67,676
[b]	Prosus NV, 3.061%, 7/13/31	China	200,000	176,590
				428,294
	Iron/Steel 0.3%
	ArcelorMittal SA, 7.00%, 10/15/39	Luxembourg	10,000	11,365
	Vale Overseas Ltd., 6.125%, 6/12/33	Brazil	100,000	105,965
				117,330
	Leisure Time 0.6%
[a]	Carnival Corp., 10.50%, 6/01/30	United States	60,000	65,183
	NCL Corp. Ltd.,
	[a] 7.75%, 2/15/29	United States	70,000	75,063
	[a] 8.125%, 1/15/29	United States	20,000	21,404
[a]	Royal Caribbean Cruises Ltd., 5.625%, 9/30/31	United States	40,000	40,550
[a]	VOC Escrow Ltd., 5.00%, 2/15/28	United States	70,000	69,213
				271,413
	Lodging 0.3%
	Hilton Domestic Operating Co., Inc.,
	[a] 3.625%, 2/15/32	United States	50,000	45,217
	[a] 6.125%, 4/01/32	United States	10,000	10,304
	Las Vegas Sands Corp.,
	2.90%, 6/25/25	United States	70,000	68,825
	6.00%, 8/15/29	United States	10,000	10,397
				134,743
	Machinery-Diversified 0.1%
	Deere & Co.,
	3.75%, 4/15/50	United States	20,000	17,065
	3.10%, 4/15/30	United States	10,000	9,503
	Otis Worldwide Corp., 2.056%, 4/05/25	United States	10,000	9,863
				36,431
	Media 1.8%
[a]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/01/33	United States	190,000	161,506
	Charter Communications Operating LLC/Charter Communications Operating Capital,
	4.908%, 7/23/25	United States	3,000	2,996
	5.375%, 5/01/47	United States	30,000	25,204
	5.125%, 7/01/49	United States	30,000	24,123
	5.05%, 3/30/29	United States	70,000	69,657
	5.50%, 4/01/63	United States	30,000	24,461
	6.55%, 6/01/34	United States	10,000	10,406
franklintempleton.com	Semi-Annual Report	7

Franklin Templeton ETF Trust
Schedule of Investment
Western Asset Bond ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Media (continued)
	Comcast Corp.,
	3.999%, 11/01/49	United States	10,000	$ 8,358
	4.15%, 10/15/28	United States	90,000	90,166
	4.25%, 10/15/30	United States	50,000	49,929
	3.90%, 3/01/38	United States	50,000	45,153
	3.45%, 2/01/50	United States	30,000	22,726
[a]	DISH DBS Corp., 5.75%, 12/01/28	United States	120,000	105,071
	Fox Corp.,
	5.476%, 1/25/39	United States	20,000	20,187
	6.50%, 10/13/33	United States	20,000	21,895
	Time Warner Cable LLC, 6.55%, 5/01/37	United States	90,000	89,120
				770,958
	Mining 1.3%
[a]	Anglo American Capital PLC, 4.75%, 4/10/27	South Africa	200,000	201,033
	Barrick North America Finance LLC,
	5.75%, 5/01/43	Canada	20,000	21,275
	5.70%, 5/30/41	Canada	20,000	21,124
	BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	Australia	20,000	20,072
[b]	Freeport Indonesia PT, 5.315%, 4/14/32	Indonesia	200,000	203,471
	Freeport-McMoRan, Inc., 5.45%, 3/15/43	United States	50,000	50,263
[a]	Glencore Funding LLC, 3.875%, 10/27/27	Australia	20,000	19,726
	Yamana Gold, Inc., 4.625%, 12/15/27	Canada	20,000	20,038
				557,002
	Miscellaneous Manufacturing 0.0%†
	Eaton Corp., 4.15%, 11/02/42	United States	10,000	9,161
	Oil & Gas 4.7%
	Apache Corp.,
	5.10%, 9/01/40	United States	30,000	26,694
	4.25%, 1/15/44	United States	40,000	30,368
	7.75%, 12/15/29	United States	10,000	11,153
	BP Capital Markets America, Inc.,
	2.772%, 11/10/50	United States	30,000	19,757
	3.41%, 2/11/26	United States	30,000	29,760
	3.588%, 4/14/27	United States	10,000	9,890
	1.749%, 8/10/30	United States	30,000	26,189
	Chevron Corp., 1.995%, 5/11/27	United States	10,000	9,555
[a]	Chord Energy Corp., 6.375%, 6/01/26	United States	40,000	40,121
	Continental Resources, Inc.,
	4.375%, 1/15/28	United States	30,000	29,574
	[a] 5.75%, 1/15/31	United States	20,000	20,470
	4.90%, 6/01/44	United States	20,000	17,117
	[a] 2.268%, 11/15/26	United States	10,000	9,481
	Coterra Energy, Inc.,
	3.90%, 5/15/27	United States	50,000	49,273
	4.375%, 3/15/29	United States	50,000	49,393
	Devon Energy Corp.,
	5.60%, 7/15/41	United States	80,000	78,458
	5.85%, 12/15/25	United States	20,000	20,208
	4.50%, 1/15/30	United States	20,000	19,830
	5.75%, 9/15/54	United States	20,000	19,481
	Diamondback Energy, Inc.,
	3.50%, 12/01/29	United States	30,000	28,545
	4.40%, 3/24/51	United States	20,000	16,615
8	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investment
Western Asset Bond ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Oil & Gas (continued)
	Ecopetrol SA, 8.875%, 1/13/33	Colombia	130,000	$ 139,487
	EOG Resources, Inc.,
	4.95%, 4/15/50	United States	30,000	28,959
	3.90%, 4/01/35	United States	20,000	18,758
	4.375%, 4/15/30	United States	10,000	10,078
	EQT Corp.,
	5.00%, 1/15/29	United States	30,000	30,370
	3.90%, 10/01/27	United States	50,000	49,171
	Exxon Mobil Corp.,
	3.482%, 3/19/30	United States	20,000	19,434
	4.114%, 3/01/46	United States	60,000	53,507
[b]	KazMunayGas National Co. JSC, 3.50%, 4/14/33	Kazakhstan	200,000	174,692
	Occidental Petroleum Corp.,
	7.50%, 5/01/31	United States	20,000	22,739
	3.20%, 8/15/26	United States	40,000	38,835
	6.625%, 9/01/30	United States	60,000	64,769
	6.60%, 3/15/46	United States	50,000	53,841
	6.45%, 9/15/36	United States	40,000	43,230
	4.40%, 4/15/46	United States	20,000	16,247
	4.625%, 6/15/45	United States	30,000	24,922
	4.50%, 7/15/44	United States	20,000	16,276
	4.20%, 3/15/48	United States	40,000	31,552
	5.55%, 3/15/26	United States	20,000	20,243
	3.40%, 4/15/26	United States	20,000	19,616
	4.10%, 2/15/47	United States	10,000	7,632
	Petrobras Global Finance BV, 6.50%, 7/03/33	Brazil	120,000	124,795
	Pioneer Natural Resources Co.,
	2.15%, 1/15/31	United States	30,000	26,365
	1.125%, 1/15/26	United States	10,000	9,620
[a]	Range Resources Corp., 4.75%, 2/15/30	United States	40,000	38,613
	Shell International Finance BV,
	4.00%, 5/10/46	Netherlands	30,000	25,693
	2.75%, 4/06/30	Netherlands	20,000	18,642
	3.25%, 4/06/50	Netherlands	20,000	14,854
	6.375%, 12/15/38	Netherlands	10,000	11,608
	4.375%, 5/11/45	Netherlands	10,000	9,091
	Southwestern Energy Co.,
	5.375%, 3/15/30	United States	50,000	49,882
	4.75%, 2/01/32	United States	20,000	19,148
[b]	Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/30	Kazakhstan	200,000	174,361
				1,968,962
	Oil & Gas Services 0.1%
	Halliburton Co.,
	4.85%, 11/15/35	United States	10,000	9,989
	5.00%, 11/15/45	United States	10,000	9,586
				19,575
	Oil, Gas & Consumable Fuels 0.1%
	Cheniere Energy, Inc., 4.625%, 10/15/28	United States	20,000	19,883
	Chevron Corp., 3.078%, 5/11/50	United States	10,000	7,328
				27,211
	Paper & Forest Products 0.1%
	Suzano Austria GmbH, 3.75%, 1/15/31	Brazil	60,000	55,328
franklintempleton.com	Semi-Annual Report	9

Franklin Templeton ETF Trust
Schedule of Investment
Western Asset Bond ETF (continued)
	Country	Principal Amount*	Value
Corporate Bonds & Notes (continued)
Personal Care Products 0.1%
Kenvue, Inc., 4.90%, 3/22/33	United States	30,000	$ 31,065
Procter & Gamble Co., 3.00%, 3/25/30	United States	10,000	9,582
			40,647
Pharmaceuticals 2.3%
AbbVie, Inc.,
4.25%, 11/21/49	United States	30,000	26,892
3.20%, 11/21/29	United States	70,000	66,959
2.60%, 11/21/24	United States	100,000	99,662
4.80%, 3/15/29	United States	20,000	20,589
4.95%, 3/15/31	United States	10,000	10,401
5.05%, 3/15/34	United States	20,000	20,898
Becton Dickinson & Co., 4.685%, 12/15/44	United States	10,000	9,352
Bristol-Myers Squibb Co.,
5.10%, 2/22/31	United States	10,000	10,474
5.20%, 2/22/34	United States	50,000	52,748
5.65%, 2/22/64	United States	10,000	10,606
Cigna Group,
4.80%, 8/15/38	United States	50,000	48,740
4.375%, 10/15/28	United States	30,000	30,124
CVS Health Corp.,
5.05%, 3/25/48	United States	90,000	82,205
3.875%, 7/20/25	United States	10,000	9,930
2.125%, 9/15/31	United States	70,000	59,169
Eli Lilly & Co.,
4.70%, 2/09/34	United States	30,000	30,680
5.10%, 2/09/64	United States	30,000	30,674
Johnson & Johnson, 3.625%, 3/03/37	United States	50,000	46,450
Merck & Co., Inc., 1.45%, 6/24/30	United States	20,000	17,349
Pfizer, Inc.,
1.70%, 5/28/30	United States	50,000	44,139
7.20%, 3/15/39	United States	20,000	25,024
Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/31	Israel	200,000	229,551
			982,616
Pipelines 3.1%
Cameron LNG LLC,
[a] 2.902%, 7/15/31	United States	10,000	8,984
[a] 3.302%, 1/15/35	United States	30,000	25,908
Cheniere Energy Partners LP, 3.25%, 1/31/32	United States	40,000	35,801
Columbia Pipelines Operating Co. LLC,
[a] 6.036%, 11/15/33	United States	30,000	32,029
[a] 6.544%, 11/15/53	United States	10,000	11,270
Energy Transfer LP,
6.25%, 4/15/49	United States	90,000	94,695
3.75%, 5/15/30	United States	20,000	19,110
2.90%, 5/15/25	United States	20,000	19,756
5.25%, 4/15/29	United States	20,000	20,581
5.55%, 5/15/34	United States	20,000	20,722
Enterprise Products Operating LLC,
2.80%, 1/31/30	United States	40,000	37,330
3.70%, 1/31/51	United States	80,000	62,303
Series H, 6.65%, 10/15/34	United States	10,000	11,388
4.15%, 10/16/28	United States	30,000	29,990
5.375% to 2/15/28, FRN thereafter, 2/15/78	United States	10,000	9,578
4.85%, 1/31/34	United States	30,000	30,445
10	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investment
Western Asset Bond ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Pipelines (continued)
	Kinder Morgan, Inc.,
	5.55%, 6/01/45	United States	10,000	$ 9,887
	4.30%, 6/01/25	United States	10,000	9,957
	4.30%, 3/01/28	United States	10,000	10,020
	MPLX LP,
	4.875%, 6/01/25	United States	10,000	9,993
	4.875%, 12/01/24	United States	20,000	19,979
	5.20%, 3/01/47	United States	50,000	47,433
	4.50%, 4/15/38	United States	20,000	18,496
	4.80%, 2/15/29	United States	20,000	20,321
[b]	Oleoducto Central SA, 4.00%, 7/14/27	Colombia	200,000	191,618
	ONEOK, Inc.,
	6.05%, 9/01/33	United States	20,000	21,380
	6.625%, 9/01/53	United States	10,000	11,104
	5.55%, 11/01/26	United States	10,000	10,230
	5.80%, 11/01/30	United States	20,000	21,303
	Southern Natural Gas Co. LLC, 8.00%, 3/01/32	United States	20,000	23,514
	Targa Resources Corp., 4.95%, 4/15/52	United States	10,000	9,010
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
	5.00%, 1/15/28	United States	30,000	30,017
	6.875%, 1/15/29	United States	30,000	30,782
	4.875%, 2/01/31	United States	30,000	29,799
[a]	Tennessee Gas Pipeline Co. LLC, 2.90%, 3/01/30	United States	20,000	18,321
	Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/01/26	United States	60,000	62,075
[a]	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/33	United States	50,000	44,883
	Western Midstream Operating LP,
	3.10%, 2/01/25	United States	10,000	9,924
	4.05%, 2/01/30	United States	80,000	77,075
	5.25%, 2/01/50	United States	20,000	18,154
	Williams Cos., Inc.,
	5.75%, 6/24/44	United States	20,000	20,592
	3.50%, 11/15/30	United States	50,000	47,284
	5.15%, 3/15/34	United States	30,000	30,342
				1,323,383
	Real Estate Investment Trusts (REITs) 0.1%
	Service Properties Trust, 8.375%, 6/15/29	United States	20,000	19,997
	Retail 0.5%
	Costco Wholesale Corp.,
	1.60%, 4/20/30	United States	20,000	17,671
	1.375%, 6/20/27	United States	40,000	37,527
	Home Depot, Inc.,
	3.90%, 6/15/47	United States	50,000	42,735
	2.70%, 4/15/30	United States	20,000	18,611
	2.50%, 4/15/27	United States	20,000	19,334
	Lowe’s Cos., Inc., 4.50%, 4/15/30	United States	10,000	10,132
	McDonald’s Corp.,
	4.20%, 4/01/50	United States	30,000	25,967
	3.60%, 7/01/30	United States	20,000	19,419
	3.50%, 3/01/27	United States	10,000	9,881
	Walmart, Inc.,
	1.80%, 9/22/31	United States	10,000	8,700
	1.50%, 9/22/28	United States	20,000	18,397
				228,374
franklintempleton.com	Semi-Annual Report	11

Franklin Templeton ETF Trust
Schedule of Investment
Western Asset Bond ETF (continued)
		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Semiconductors 0.5%
[a]	Broadcom, Inc., 4.926%, 5/15/37	United States	90,000	$ 89,964
	Intel Corp.,
	4.75%, 3/25/50	United States	30,000	26,015
	5.125%, 2/10/30	United States	20,000	20,441
	1.60%, 8/12/28	United States	20,000	17,888
	Micron Technology, Inc.,
	5.875%, 2/09/33	United States	10,000	10,685
	5.30%, 1/15/31	United States	20,000	20,788
	NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 5/01/25	China	20,000	19,728
	Texas Instruments, Inc., 1.75%, 5/04/30	United States	20,000	17,668
				223,177
	Software 0.3%
	Microsoft Corp., 2.921%, 3/17/52	United States	10,000	7,349
	Oracle Corp.,
	3.60%, 4/01/50	United States	10,000	7,620
	2.875%, 3/25/31	United States	50,000	45,511
	1.65%, 3/25/26	United States	50,000	48,084
				108,564
	Telecommunications 1.5%
	AT&T, Inc.,
	4.30%, 2/15/30	United States	20,000	19,981
	1.70%, 3/25/26	United States	10,000	9,630
	3.50%, 9/15/53	United States	30,000	22,058
	2.55%, 12/01/33	United States	40,000	33,734
	3.55%, 9/15/55	United States	20,000	14,642
	5.55%, 8/15/41	United States	30,000	30,808
	Rogers Communications, Inc., 5.30%, 2/15/34	Canada	20,000	20,355
	Telefonica Emisiones SA, 5.213%, 3/08/47	Spain	150,000	142,381
	T-Mobile USA, Inc.,
	3.50%, 4/15/25	United States	20,000	19,861
	3.00%, 2/15/41	United States	10,000	7,685
	3.375%, 4/15/29	United States	50,000	48,028
	5.15%, 4/15/34	United States	20,000	20,611
	Verizon Communications, Inc.,
	4.862%, 8/21/46	United States	40,000	39,010
	2.355%, 3/15/32	United States	120,000	103,421
	[a] 4.78%, 2/15/35	United States	100,000	99,897
				632,102
	Transportation 0.2%
	Burlington Northern Santa Fe LLC, 2.875%, 6/15/52	United States	10,000	6,906
	Canadian Pacific Railway Co., 3.10%, 12/02/51	Canada	20,000	14,299
	Union Pacific Corp.,
	3.75%, 2/05/70	United States	20,000	15,168
	3.839%, 3/20/60	United States	40,000	32,012
	2.891%, 4/06/36	United States	20,000	17,222
				85,607
	Wireless Telecommunication Services 0.4%
	T-Mobile USA, Inc., 3.875%, 4/15/30	United States	170,000	165,364
	Total Corporate Bonds & Notes (Cost $16,268,429)			17,186,072
12	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investment
Western Asset Bond ETF (continued)
	Country	Principal Amount*	Value
U.S. Government & Agency Securities 48.0%
Federal Home Loan Mortgage Corp.,
2.00%, 3/01/41	United States	70,531	$ 61,635
2.00%, 8/01/41	United States	392,761	342,912
2.00%, 12/01/41	United States	80,295	69,879
2.00%, 5/01/42	United States	186,809	162,472
2.00%, 7/01/50	United States	55,497	46,320
2.50%, 11/01/51	United States	78,833	69,318
3.00%, 9/01/40	United States	235,634	222,052
5.00%, 4/01/53	United States	90,897	91,954
6.00%, 8/01/53	United States	824,802	847,754
Federal National Mortgage Association,
1.50%, 11/01/41	United States	80,865	67,913
1.50%, 3/01/42	United States	94,515	79,469
2.00%, 6/01/42	United States	92,767	80,696
2.00%, 8/01/42	United States	182,697	157,418
2.00%, 6/01/50	United States	171,171	142,904
2.00%, 7/01/51	United States	93,399	77,732
2.00%, 3/01/52	United States	373,089	314,168
2.50%, 11/01/41	United States	227,907	206,086
2.50%, 12/01/51	United States	80,239	70,797
2.50%, 2/01/52	United States	2,098,812	1,840,210
3.00%, 7/01/50	United States	42,016	38,021
3.00%, 9/01/51	United States	71,941	65,100
3.00%, 12/01/51	United States	90,947	82,694
3.00%, 9/01/61	United States	253,898	221,891
3.50%, 3/01/52	United States	244,634	229,133
5.00%, 7/01/53	United States	88,786	90,946
5.50%, 11/01/52	United States	175,668	179,001
5.50%, 4/01/53	United States	353,363	358,806
5.50%, 7/01/53	United States	92,101	94,209
6.50%, 10/01/53	United States	90,411	94,045
6.50%, 4/01/54	United States	90,975	94,467
Government National Mortgage Association,
2.00%, 8/20/50	United States	57,492	48,887
2.00%, 11/20/50	United States	63,172	53,668
2.00%, 2/20/51	United States	72,945	60,391
2.00%, 4/20/51	United States	74,871	61,986
2.00%, 7/20/51	United States	74,392	63,112
2.50%, 8/20/51	United States	596,822	526,321
2.50%, 9/20/51	United States	75,955	66,966
5.00%, 8/20/52	United States	170,939	171,713
5.00%, 8/20/53	United States	92,184	92,881
5.50%, 3/20/53	United States	90,094	91,639
5.50%, 4/20/53	United States	88,781	89,780
5.50%, 5/20/53	United States	91,146	92,145
5.50%, 5/20/53	United States	93,277	94,914
5.50%, 8/20/53	United States	94,429	96,321
6.00%, 7/20/53	United States	93,727	96,357
6.00%, 9/20/53	United States	97,497	99,451
6.50%, 1/20/54	United States	91,622	94,625
Government National Mortgage Association, TBA,
2.00%, 10/20/54	United States	100,000	84,805
2.50%, 10/20/54	United States	100,000	88,145
3.00%, 10/20/54	United States	300,000	273,609
3.50%, 10/20/54	United States	400,000	375,842
4.00%, 10/20/54	United States	300,000	290,077
4.50%, 10/20/54	United States	300,000	296,256
5.00%, 10/20/54	United States	200,000	200,351
franklintempleton.com	Semi-Annual Report	13

Franklin Templeton ETF Trust
Schedule of Investment
Western Asset Bond ETF (continued)
		Country	Principal Amount*	Value
	U.S. Government & Agency Securities (continued)
	U.S. Treasury Bonds,
	3.00%, 8/15/48	United States	3,240,000	$ 2,628,577
	4.25%, 2/15/54	United States	90,000	91,744
	4.375%, 8/15/43	United States	2,250,000	2,314,292
	4.625%, 5/15/44	United States	10,000	10,602
	4.75%, 11/15/43	United States	280,000	302,127
	U.S. Treasury Notes,
	3.75%, 8/31/31	United States	10,000	10,055
	3.875%, 8/15/34	United States	30,000	30,213
	4.00%, 2/15/34	United States	30,000	30,523
	4.125%, 3/31/29	United States	360,000	368,241
	4.125%, 3/31/31	United States	370,000	380,124
	4.25%, 2/28/29	United States	20,000	20,559
	4.375%, 11/30/30	United States	130,000	135,251
	4.625%, 9/15/26	United States	70,000	71,266
	4.625%, 9/30/28	United States	100,000	103,896
	4.625%, 4/30/29	United States	10,000	10,444
	4.625%, 5/31/31	United States	340,000	359,344
	4.875%, 10/31/28	United States	10,000	10,490
	5.00%, 9/30/25	United States	60,000	60,597
	Uniform Mortgage-Backed Security, TBA,
	2.00%, 10/01/54	United States	300,000	248,062
	3.00%, 10/01/54	United States	1,400,000	1,256,717
	3.50%, 10/01/54	United States	300,000	279,397
	4.00%, 10/01/54	United States	600,000	576,264
	4.50%, 10/01/54	United States	500,000	491,592
	5.00%, 10/01/54	United States	300,000	299,848
	6.50%, 10/01/54	United States	200,000	206,210
	Total U.S. Government & Agency Securities (Cost $19,749,921)			20,306,679
	Foreign Government and Agency Securities 0.9%
[b]	Dominican Republic International Bonds, 6.000%, 2/22/33	Dominican Republic	200,000	204,819
	Mexico Government International Bonds, 4.875%, 5/19/33	Mexico	200,000	192,049
	Total Foreign Government and Agency Securities (Cost $367,661)			396,868
[c]	Senior Floating Rate Interests 0.1%
	Health Care Providers & Services 0.1%
[d]	Medline Borrower LP, 2024 USD Term Loan B, TBD, 10/23/28	United States	30,000	29,997
	Health Care Services 0.0%†
	Sotera Health Holdings LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.095%, 5/30/31	United States	30,000	29,944
	Total Floating Rate Loans (Cost $59,968)			59,941
14	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investment
Western Asset Bond ETF (continued)
		Country	Principal Amount*	Value
	Asset-Backed Securities 8.3%
[c]	Accredited Mortgage Loan Trust, Series 2004-4, Class A2D, 1 mo. USD Term SOFR + 0.81%, 4.83%, 1/25/35	United States	95,517	$ 92,061
	Ally Auto Receivables Trust,
	Series 2022-3, Class A3, ABS, 5.07%, 4/15/27	United States	77,035	77,191
	Series 2024-2, Class A3, 4.14%, 7/16/29	United States	130,000	130,117
[a,c]	ARES XLIV CLO Ltd., Series 2017-44A, Class A1R, 3 mo. USD Term SOFR + 1.34%, 6.643%, 4/15/34	Cayman Islands	100,000	100,174
[a]	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class A, 6.02%, 2/20/30	United States	150,000	158,173
[a,c]	Bain Capital Credit CLO Ltd., Series 2023-1A, Class AN, 3 mo. USD Term SOFR + 1.83%, 7.116%, 4/16/36	Jersey	200,000	200,806
	Bayview Opportunity Master Fund VII LLC,
	[a,c] Series 2024-EDU1, Class C, 30 day USD SOFR Average + 1.80%, 7.08%, 6/25/47	United States	90,195	90,312
	[a,c] Series 2024-EDU1, Class A, 30 day USD SOFR Average + 1.45%, 6.73%, 6/25/47	United States	90,195	90,458
	Capital One Multi-Asset Execution Trust, Series 2022-A1, Class A1, ABS, 2.80%, 3/15/27	United States	100,000	99,142
	Capital One Prime Auto Receivables Trust, Series 2022-2, Class A3, ABS, 3.66%, 5/17/27	United States	84,716	84,165
	CarMax Auto Owner Trust, Series 2023-4, Class A2A, ABS, 6.08%, 12/15/26	United States	63,184	63,513
[a]	College Avenue Student Loans LLC, Series 2021-C, Class C, 3.06%, 7/26/55	United States	173,429	159,616
[a,c]	Dryden 87 CLO Ltd., Series 2021-87A, Class A1, 3 mo. USD Term SOFR + 1.36%, 6.49%, 5/20/34	Cayman Islands	350,000	350,341
[a]	Ent Auto Receivables Trust, Series 2023-1A, Class A4, 6.26%, 11/15/29	United States	100,000	103,627
[a]	Enterprise Fleet Financing LLC, Series 2023-1, Class A2, 5.51%, 1/22/29	United States	76,743	77,172
	Ford Credit Auto Lease Trust, Series 2023-A, Class A4, ABS, 4.83%, 5/15/26	United States	100,000	100,035
	GM Financial Automobile Leasing Trust, Series 2023-1, Class A3, ABS, 5.16%, 4/20/26	United States	77,093	77,179
[a,c]	GoldenTree Loan Management U.S. CLO 11 Ltd., Series 2021-11A, Class A, 3 mo. USD Term SOFR + 1.39%, 6.674%, 10/20/34	Cayman Islands	300,000	300,287
[a]	MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.23%, 4/20/54	United States	140,000	145,473
[a,c]	Nelnet Student Loan Trust, Series 2021-CA, Class AFL, 1 mo. USD Term SOFR + 0.85%, 5.815%, 4/20/62	United States	111,843	110,584
[c]	New Century Home Equity Loan Trust, Series 2004-2, Class M2, 1 mo. USD Term SOFR + 1.04%, 5.899%, 8/25/34	United States	109,889	119,636
[a,c]	Point Au Roche Park CLO Ltd., Series 2021-1A, Class A, 3 mo. USD Term SOFR + 1.34%, 6.624%, 7/20/34	Cayman Islands	100,000	100,074
	Santander Drive Auto Receivables Trust,
	Series 2022-3, Class B, ABS, 4.13%, 8/16/27	United States	92,239	91,975
	Series 2023-5, Class A2, ABS, 6.31%, 7/15/27	United States	50,346	50,509
franklintempleton.com	Semi-Annual Report	15

Franklin Templeton ETF Trust
Schedule of Investment
Western Asset Bond ETF (continued)
		Country	Principal Amount*	Value
	Asset-Backed Securities (continued)
[a]	Sapphire Aviation Finance II Ltd., Series 2020-1A, Class A, 3.228%, 3/15/40	Cayman Islands	150,780	$ 138,596
[a,c]	Symphony CLO 40 Ltd., Series 2023-40A, Class A1, 3 mo. USD Term SOFR + 1.64%, 6.941%, 1/14/34	Bermuda	160,000	160,347
	Volkswagen Auto Loan Enhanced Trust, Series 2023-2, Class A2A, ABS, 5.72%, 3/22/27	United States	74,360	74,798
[a,c]	Voya CLO Ltd., Series 2018-2A, Class A1, 3 mo. USD Term SOFR + 1.26%, 6.563%, 7/15/31	Cayman Islands	154,386	154,503
	Total Asset-Backed Securities (Cost $3,439,841)			3,500,864
	Mortgage-Backed Securities 0.2%
	Federal Home Loan Mortgage Corp. REMICS, Series 5274, Class IO, CMO, IO, 2.50%, 1/25/51	United States	623,855	103,326
	Total Mortgage-Backed Securities (Cost $100,207)			103,326
	Residential Mortgage-Backed Securities 1.2%
	Federal Home Loan Mortgage Corp. STACR REMICS Trust,
	[a,c] Series 2022-DNA1, Class M1B, 30 day USD SOFR Average + 1.85%, 7.13%, 1/25/42	United States	100,000	101,463
	[a,c] Series 2022-DNA2, Class M1B, 30 day USD SOFR Average + 2.40%, 7.68%, 2/25/42	United States	170,000	174,081
	[a,c] Series 2022-DNA4, Class M1B, 30 day USD SOFR Average + 3.35%, 8.63%, 5/25/42	United States	100,000	104,939
	[a,c] Series 2022-DNA2, Class M2, 30 day USD SOFR Average + 3.75%, 9.03%, 2/25/42	United States	100,000	105,190
	Total Residential Mortgage-Backed Securities (Cost $475,450)			485,673
	Commercial Mortgage-Backed Securities 7.4%
	Angel Oak Mortgage Trust,
	[a,c] Series 2022-3, Class A3, 4.165%, 1/25/67	United States	96,744	91,728
	[a] Series 2023-1, Class A1, 4.75%, 9/26/67	United States	139,257	138,504
	Bank, Series 2017-BNK7, Class A5, 3.435%, 9/15/60	United States	100,000	97,141
	Benchmark Mortgage Trust, Series 2023-B39, Class A5, 5.754%, 7/15/56	United States	150,000	162,418
[a,c]	BPR Trust, Series 2022-OANA, Class A, 1 mo. USD Term SOFR + 1.90%, 6.995%, 4/15/37	United States	100,000	100,457
	BX Commercial Mortgage Trust,
	[a,c] Series 2021-VOLT, Class A, 1 mo. USD Term SOFR + 0.81%, 5.911%, 9/15/36	United States	110,000	109,371
	[a,c] Series 2024-XL5, Class A, 1 mo. USD Term SOFR + 1.39%, 6.488%, 3/15/41	United States	92,457	92,591
	BX Trust,
	[a] Series 2019-OC11, Class A, 3.202%, 12/09/41	United States	130,000	120,964
	[a,c] Series 2021-BXMF, Class A, 1 mo. USD Term SOFR + 0.75%, 5.847%, 10/15/26	United States	88,883	88,156
16	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investment
Western Asset Bond ETF (continued)
		Country			Principal Amount*	Value
	Commercial Mortgage-Backed Securities (continued)
	CGMS Commercial Mortgage Trust, Series 2017-B1, Class A3, 3.197%, 8/15/50	United States			164,500	$ 159,324
[a,c]	Extended Stay America Trust, Series 2021-ESH, Class C, 1 mo. USD Term SOFR + 1.81%, 6.912%, 7/15/38	United States			124,745	124,624
[a,c]	FS Commercial Mortgage Trust, Series 2023-4SZN, Class B, 7.795%, 11/10/39	United States			100,000	105,828
[a,c]	GCAT Trust, Series 2024-INV1, Class 1A2, 5.50%, 1/25/54	United States			93,496	93,355
[c]	GS Mortgage Securities Trust, Series 2018-GS10, Class A5, 4.155%, 7/10/51	United States			110,000	107,416
[a,c]	LAQ Mortgage Trust, Series 2023-LAQ, Class A, 1 mo. USD Term SOFR + 2.09%, 7.188%, 3/15/36	United States			35,318	35,374
[a,c]	MIC Trust, Series 2023-MIC, Class A, 8.732%, 12/05/38	United States			100,000	110,408
[a,c]	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50%, 2/25/54	United States			88,869	90,382
[c]	MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.014%, 12/15/56	United States			100,000	110,332
[a,c]	NJ Trust, Series 2023-GSP, Class A, 6.697%, 1/06/29	United States			100,000	106,196
[a,c]	NRTH Mortgage Trust, Series 2024-PARK, Class A, 1 mo. USD Term SOFR + 1.64%, 6.738%, 3/15/39	United States			100,000	100,207
[a,c]	NYC Trust, Series 2024-3ELV, Class A, 1 mo. USD Term SOFR + 1.99%, 7.088%, 8/15/29	United States			100,000	100,642
[a,c]	ONNI Commercial Mortgage Trust, Series 2024-APT, Class A, 5.753%, 7/15/39	United States			100,000	102,427
[a,c]	PFP Ltd., Series 2024-11, Class A, 1 mo. USD Term SOFR + 1.83%, 6.915%, 9/17/39	Bermuda			100,000	100,600
[a,c]	RCKT Mortgage Trust, Series 2024-INV1, Class A1, 6.50%, 6/25/54	United States			96,909	98,076
[a]	SG Residential Mortgage Trust, Series 2022-2, Class A1, 5.353%, 8/25/62	United States			103,835	103,953
	UBS Commercial Mortgage Trust, Series 2017-C4, Class A3, 3.301%, 10/15/50	United States			118,434	113,689
	Verus Securitization Trust,
	[a] Series 2023-4, Class A1, 5.811%, 5/25/68	United States			79,320	79,894
	[a,c] Series 2022-7, Class A3, 5.35%, 7/25/67	United States			97,057	96,718
	[a] Series 2024-4, Class A3, 6.674%, 6/25/69	United States			95,333	97,089
	[a] Series 2024-3, Class A3, 6.845%, 4/25/69	United States			91,925	93,739
	Total Commercial Mortgage-Backed Securities (Cost $3,021,929)					3,131,603

			Expiration Date	Contracts	Notional Amount
	Purchased Options 0.0%†
	U.S. Treasury 5 Yr. Note		11/22/24	5,000	$ 549,414	2,109
	Total Purchased Option (Cost $2,704)					2,109
	Total Investments before Short-Term Investments (Cost $43,486,110)					45,173,135

franklintempleton.com	Semi-Annual Report	17

Franklin Templeton ETF Trust
Schedule of Investment
Western Asset Bond ETF (continued)
		Country	Principal Amount*	Value
	Short-Term Investments 3.7%
	Money Market Funds 3.7%
[e]	Invesco Government & Agency Portfolio, 4.76%	United States	1,579,078	$ 1,579,078
	Total Short-Term Investments (Cost $1,579,078)			1,579,078
	Total Investments (Cost $45,065,188) 110.4%			46,752,213
	Securities Sold Short (0.2)%
	U.S. Government & Agency Securities (0.2)%
	Government National Mortgage Association, TBA, 5.50%, 10/20/54	United States	(100,000)	(100,979)
	Total Securities Sold Short (Proceeds $(101,141))			(100,979)
	Other Assets, less Liabilities (10.4)%			(4,317,367)
	Net Assets 100.0%			$ 42,333,867
*The principal amount is stated in U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2024, the value of was $8,096,133, representing 19.1% of net assets.
[b]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2024, the value of was $1,659,073, representing 3.9% of net assets.
[c]Variable rate security. The rate shown represents the yield at period end.
[d]A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
[e]The rate shown is the annualized seven-day effective yield at period end.
At September 30, 2024, the Fund had the following interest rate swap contracts outstanding. See  Note 1(d).
Interest Rate Swap Contracts
Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)
Interest rate contracts
Chicago Mercantile Exchange	(3.15)%	Annually	5/15/48	$ 537,000	$ 25,739	$ 58,324	$ (32,585)
Chicago Mercantile Exchange	(4.2)%	Annually	4/30/31	$ 3,506,000	$ (188,565)	$ (41,513)	$ (147,052)
							$(179,637)
At September 30, 2024, the Fund had the following centrally cleared credit default swap contracts outstanding. See  Note 1(d).
Centrally Cleared Credit Default Swap Contracts
Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)
Credit rate contracts
Intercontinental Exchange, Inc.	1.00%	Quarterly	12/20/29	$ 3,184,000	$ 71,762	$ 71,518	$ 244
							$244
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Franklin Templeton ETF Trust
Schedule of Investment
Western Asset Bond ETF (continued)
At September 30, 2024, the Fund had the following futures contracts outstanding. See  Note 1(d).
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest rate contracts
3-Month CME Term SOFR	Long	24	$ 5,820,000	3/17/26	$ 52,523
U.S. Treasury 10 Yr. Note	Long	48	5,485,500	12/19/24	2,030
U.S. Treasury 2 Yr. Note	Long	12	2,498,906	12/31/24	8,454
U.S. Treasury 5 Yr. Note	Long	60	6,592,969	12/31/24	8,297
U.S. Treasury Bond Long	Short	4	496,750	12/19/24	118
U.S. Treasury Bond Ultra	Short	4	532,375	12/19/24	3,962
U.S. Treasury Ultra 10 Yr. Note	Short	10	1,182,969	12/19/24	(1,004)
Total Futures Contracts					$74,380

*As of period end.
At September 30, 2024, the Fund had the following written options contracts. See  Note 1(d).
Written Options
Description	Expiration Date	Strike Price	Contracts	Notional Amount*	Value
Call Option Written
U.S. Treasury 5 Yr. Note 111.00 Call	10/25/24	111.00	5	$549,414	$(625)
(Premiums received—$1,123)
Put Option Written
U.S. Treasury 5 Yr. Note 108.00 Call	11/22/24	108.00	5	$549,414	$(898)
(Premiums received—$1,320)

*Notional amount denominated in U.S. dollars, unless otherwise noted.
See  Note 7 regarding other derivative information.
See Abbreviations on page 31.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	19

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statement of Assets and Liabilities
 September 30, 2024 (unaudited)
Western Asset Bond ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$ 45,065,188
Value – Unaffiliated issuers	$ 46,752,213
Cash	45,467
Receivables:
Dividends and interest	301,070
Investment securities sold	650,246
Variation margin on centrally cleared swap contracts	16,480
Deposits with brokers for:
Futures contracts	185,196
Swap contracts	128,968
Total assets	48,079,640
Liabilities:
Payables:
Investment securities purchased	5,588,616
Management fees	12,043
Variation margin on futures contracts	42,612
Options written, at value (premiums received $2,443)	1,523
Securities sold short, at value (proceeds $101,141)	100,979
Total liabilities	5,745,773
Net assets, at value	$ 42,333,867
Net assets consist of:
Paid-in capital	$ 39,885,774
Total distributable earnings (loss)	2,448,093
Net assets, at value	$ 42,333,867
Shares outstanding	1,600,000
Net asset value per share	$26.46
20	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statement of Operations
 for the period ended September 30, 2024 (unaudited)
Investment income:
Interest:
Unaffiliated issuers	$ 1,130,847
Total investment income	1,130,847
Expenses:
Management fees (Note 3a)	72,020
Total expenses	72,020
Expenses waived/paid by affiliates	(596)
Net expenses	71,424
Net investment income	1,059,423
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	352,316
Written options	26,691
Futures contracts	101,402
Swap contracts	25,767
Net realized gain (loss)	506,176
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	844,078
Written options	(273)
Futures contracts	20,884
Swap contracts	(146,055)
Securities Sold Short	162
Net change in unrealized appreciation (depreciation)	718,796
Net realized and unrealized gain (loss)	1,224,972
Net increase (decrease) in net assets resulting from operations	$2,284,395
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	21

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Changes in Net Assets

Western Asset Bond ETF
	Six Months Ended September 30, 2024 (unaudited)	Period Ended March 31, 2024[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$ 1,059,423	$ 1,160,518
Net realized gain	506,176	214,897
Net change in unrealized appreciation (depreciation)	718,796	864,298
Net increase (decrease) in net assets resulting from operations	2,284,395	2,239,713
Distributions to shareholders	(1,127,475)	(948,540)
Capital share transactions: (Note 2)	—	39,885,774
Net increase (decrease) in net assets	1,156,920	41,176,947
Net assets:
Beginning of period	41,176,947	—
End of period	$ 42,333,867	$ 41,176,947

[a]For the period September 19, 2023 (commencement of operations) to March 31, 2024.
22	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST
Notes to Financial Statements (unaudited)
1.  Organization and Significant Accounting Policies
Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company consisting of forty-nine separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946, Financial Services - Investment Companies ("ASC 946"), and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The Fund is an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of Fund corresponding underlying index.
The following summarizes the Fund’s significant accounting policies.
a.  Financial Instrument Valuation
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation  designee  and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC).
The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange trade funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on Fund business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time on

franklintempleton.com	Semi-Annual Report	23

FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
1.  Organization and Significant Accounting Policies (continued)
a.  Financial Instrument Valuation (continued)

September 30, 2024. At September 30, 2024, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”).
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
b.  Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.
Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.
c.  Derivative Financial Instruments
The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination.
Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives

24	Semi-Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
1.  Organization and Significant Accounting Policies (continued)
c.  Derivative Financial Instruments (continued)

credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized.
The Fund entered into Interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are realized.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Funds bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.
The Fund entered into purchased or written option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
A purchased swaption contract grants the Fund, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Fund purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of

franklintempleton.com	Semi-Annual Report	25

FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
1.  Organization and Significant Accounting Policies (continued)
c.  Derivative Financial Instruments (continued)

the swaption. A written swaption gives the Fund the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Fund writes a swaption, the premium received by the Fund is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Fund’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
See  Note 7 regarding other derivative information.
d.  Securities Sold Short
The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current fair value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements until the short position is closed out. A deposit must also be maintained with the Fund’s custodian/counterparty broker consisting of cash and/or securities having a value equal to a specified percentage of the value of the securities sold short. The Fund may receive income from the investment of cash collateral. The Fund is obligated to pay fees for borrowing the securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short. Such dividends and/or interest and any security borrowing fees are recorded as an expense to the Fund.
e.  Income and Deferred Taxes
It is Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Fund invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2024, Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.
Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest Income (including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.

26	Semi-Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
1.  Organization and Significant Accounting Policies (continued)
e.  Income and Deferred Taxes (continued)

Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Fund or by the investment manager, as applicable, according to the terms of the unified management fee agreement.
f.  Accounting Estimates
The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
g.  Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2.  Shares of Beneficial Interest
Shares of the Fund are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Fund’s shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).
Authorized participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Fund regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Fund. Such transactions fees are treated as increases in capital and are disclosed in the Fund’s Statements of Changes in Net Assets.
In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.
At September 30, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
	Six Months Ended September 30, 2024		Period Ended March 31, 2024[a]
	Shares	Amount	Shares	Amount
Shares sold	—	$ —	1,700,001	$ 42,502,642
Shares redeemed	—	—	(100,001)	(2,616,868)
Net increase (decrease)	—	$ —	1,600,000	$ 39,885,774

[a]For the period September 19, 2023 (commencement of operations) to March 31, 2024.
franklintempleton.com	Semi-Annual Report	27

FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
3.  Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:
Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC (Distributors)	Principal underwriter
a.  Management fees
The Funds pay a unified management fee to Advisers whereby Advisers has agreed to reimburse the Funds’ acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The fee is calculated daily and paid monthly according to the terms of the management agreement.
The Fund pays gross effective investment management fees 0.35% per year on the average daily net assets of the Fund.
Under a subadvisory agreement, Western Asset Management Company, LLC provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
b.  Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c.  Other Affiliated Transactions
At September 30, 2024, the shares of Western Asset Bond ETF is owned by the following investment entity:
Fund	Shares	Percentage of Outstanding Shares[a]
Western Asset Bond ETF
Franklin Resources Inc.	700,000	43.8%
[a]Investment activities of significant shareholders could have a material impact on the Fund.
4.  Upcoming Reorganization
On September 5, 2024, the Board of Trustees of Western Asset Total Return ETF (WBND) approved the reorganization of WBND into the Western Asset Bond ETF (WABF). It is anticipated that in the fourth quarter of 2024, shareholders of WBND will receive a combined prospectus/proxy statement seeking shareholder approval of the reorganization and detailing the reasons for, and other matters relating to, the reorganization. The reorganization is subject to the approval of WBND’s shareholders, and the shareholder meeting is scheduled for December 13, 2024. If approved by WBND’s shareholders, it is anticipated that the reorganization will be completed in the first quarter of 2025.
5.  Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains. At March 31, 2024, there were no capital loss carryforwards.
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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
5.  Income Taxes (continued)
At  September 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Period Ended September 30, 2024
Cost of investments	$ 45,130,458
Unrealized appreciation	$ 1,765,288
Unrealized depreciation	(143,533)
Net unrealized appreciation (depreciation)	$ 1,621,755
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of derivative financial instruments.
6.  Investment Transactions
Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the period ended September 30, 2024, $14,379,663  and $12,678,208, respectively.
There were no In-kind transactions associated with creation and redemptions for the period ended September 30, 2024.
7.  Other Derivative Information
At September 30, 2024, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Variation margin on futures contracts	$ 75,384[a]	Variation margin on futures contracts	$ 1,004[a]
Interest rate contracts	Investments in securities at value	2,109[b]	Investments in securities at value	—
Interest rate contracts	Written options	—	Written options	1,523
Credit contracts	Swap contracts	244	Swap contracts	—
Interest rate contracts	Swap contracts	—	Swap contracts	179,637
Totals		$77,737		$182,164
[a]This amount reflects the cumulative appreciation (depreciation) of future contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
[b]Represents purchased options, at value.
For the period ended September 30, 2024, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Net Realized Gain (Loss) for the Period	Statement of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Interest rate contracts	Futures contracts	$ 101,402	Futures contracts	$ 20,884
Interest rate contracts	Investments	(25,003)[a]	Investments	1,943[a]
Interest rate contracts	Written options	26,691	Written options	(273)
Credit contracts	Swap contracts	10,514	Swap Contracts	(226)
franklintempleton.com	Semi-Annual Report	29

FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
7.  Other Derivative Information (continued)
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Net Realized Gain (Loss) for the Period	Statement of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Interest rate contracts	Swap contracts	$ 15,253	Swap contracts	$ (145,829)
Totals		$128,857		$(123,501)
[a]Represents realized gain (loss) and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.
For the period ended September 30, 2024, the average month end notional amount of futures contracts, options and swap contracts were as follows:
Western Asset Bond ETF
Credit default contracts	$ 1,762,571
Interest rate contracts	$ 3,940,000
Futures contracts	$ 20,863,334
Purchased Options	$ 124,929
Written Options	$ 365,714
8.  Fair Value Measurements
The Fund follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2024, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Western Asset Bond ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$ —	$ 17,186,072	$ —	$ 17,186,072
Senior Floating Rate Interests	—	59,941	—	59,941
Mortgage-Backed Securities	—	103,326	—	103,326
Foreign Government and Agency Securities	—	396,868	—	396,868
Asset-Backed Securities	—	3,500,864	—	3,500,864
Residential Mortgage-Backed Securities	—	485,673	—	485,673
Commercial Mortgage-Backed Securities	—	3,131,603	—	3,131,603
Put Options Purchased	2,109	—	—	2,109
U.S. Government & Agency Securities	—	20,306,679	—	20,306,679
Short-Term Investments	1,579,078	—	—	1,579,078
Total Investments in Securities	$1,581,187	$45,171,026	$—	$46,752,213
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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
8.  Fair Value Measurements (continued)
	Level 1	Level 2	Level 3	Total
Western Asset Bond ETF (continued)
Other Financial Instruments:
Futures Contracts	$ 75,384	$ —	$ —	$ 75,384
Credit Default Swap Contracts	—	244	—	244
Total Other Financial Instruments	$75,384	$244	$—	$75,628
Liabilities:
Other Financial Instruments:
Securities Sold Short	$ —	$ 100,979	$ —	$ 100,979
Futures Contracts	1,004	—	—	1,004
Interest Rate Swaps - CCP	—	179,637	—	179,637
Put Option Written	898	—	—	898
Call Option Written	625	—	—	625
Total Other Financial Instruments	$2,527	$280,616	$—	$283,143
[a]For detailed categories, see the accompanying Schedule of Investments.
9.  Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
SOFR	Secured Overnight Financing Rate
franklintempleton.com	Semi-Annual Report	31

Changes In and Disagreements With Accountants	For the period covered in the report

Not Applicable.
Results of Meeting of Shareholders	For the period covered in the report

Not Applicable.
Remuneration Paid to Directors, Officers, and Others	For the period covered in the report

Not applicable. Remuneration paid to directors, officers and others is included as part of the all-inclusive management fee and not paid directly by the fund.
32	Semi-Annual Report	franklintempleton.com

Board Approval of Management and Subadvisory Agreements	For the period covered in the report

At a meeting held on March 3, 2023 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved (i) an investment management agreement between Franklin Advisers, Inc. (FAV) and the Trust; (ii) an investment sub-advisory agreement between FAV and Western Asset Management Company, LLC (Western Asset); and (iii) sub-subadvisory agreements between Western Asset and Western Asset Management Company Limited in London (Western Asset London), Western Asset Management Company Pte. Ltd. in Singapore (Western Asset Singapore), and Western Asset Management Company Ltd in Japan (Western Asset Japan) on behalf of the Fund, for an initial two-year period (each a Management Agreement). The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve each Management Agreement.  FAV, Western Asset, Western Asset London, Western Asset Singapore and Western Asset Japan are each referred to herein as a Manager.
In considering the approval of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board reviewed and considered all of the factors it deemed relevant in approving each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services to be provided by each Manager; (ii) the costs of the services to be provided by each Manager; and (iii) the extent to which economies of scale may be realized as the Fund grows. The Board also reviewed and considered the form of the Management Agreement and the terms of the Management Agreement which were explained at the Meeting.   The Board noted that FAV would provide general investment management and administrative services and that the Fund would operate under a unified management fee structure whereby FAV would reimburse the Fund for all acquired fund fees and expenses and pay all of the ordinary operating expenses of the Fund, except for certain excluded items (Unified Fee).  The Board also noted that the Unified Fee was consistent with the current management fee structure for the existing Franklin Templeton (FT) exchange-traded funds.
In approving each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the proposed Management Agreements are fair and reasonable and that such Management Agreements are in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s  determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services to be provided by the applicable Managers and their affiliates to the Fund and its shareholders. This information included, among other things, the Fund’s proposed investment strategies and the ability of the applicable Managers to implement such investment strategies; the qualifications, background and experience of the investment personnel that will be responsible for the day-to-day portfolio management of the Fund; each Manager’s experience as the Manager of other funds and accounts, including other series of the Trust and other funds in the FT family of funds; each Manager’s strength and reputation within the industry; the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of each Manager; and each Manager’s compliance capabilities. Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by each Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board noted that, as the Fund had not yet commenced investment operations, there was no investment performance for the Fund. The Board also considered the proposed performance benchmark for the Fund and how such benchmark would be utilized to measure performance of each Manager.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s estimated total expense ratio, noting that the Fund will pay a Unified Fee. The Board considered the estimated total expense ratio and, separately, the proposed contractual Unified Fee, without the effect of fee waivers, if any (Management Rate) of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure as the Fund (Expense Group) as selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report (excluding the Fund), which reflects historical asset levels that may be quite different from those
franklintempleton.com	Semi-Annual Report	33

Board Approval of Management and Subadvisory Agreements	For the period covered in the report (continued)

currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in the Expense Group.
The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund, seven other core plus bond funds and one core bond fund. The Board noted that the proposed Management Rate for the Fund was equal to the median of its Expense Group and the estimated total expense ratio for the Fund was below the median of its Expense Group. The Board further noted that pursuant to the proposed Unified Fee arrangement FAV would reimburse the Fund for all of its acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, except for (i) the Fund’s Unified Fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. The Board also noted that Western Asset would be paid by FAV out of the Unified Fee FAV receives from the Fund and that the allocation of the fee between FAV and Western Asset reflected the services provided by Western Asset to the Fund.  The Board also noted that Western Asset London, Western Asset Singapore and Western Asset Japan would each be paid by Western Asset from the fee FAV pays to Western Asset and this fee reflects the services provided by the sub-subadvisers to the Fund. After consideration of the above, the Board concluded that the Management Rate to be charged to the Fund, the sub-advisory fee to be paid to Western Asset and the sub-subadvisory fees to be paid to Western Asset London, Western Asset Singapore and Western Asset Japan are reasonable.
Profitability
The Board noted that the Managers (and their affiliates) could not report any financial results from its relationship with the Fund because the Fund has not yet commenced investment operations, and thus, the Board could not evaluate each Manager’s (or its affiliates’) profitability with respect to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale in the future, the Board noted that it is not anticipated that the Fund will generate significant, if any, profit for the Managers and/or their affiliates for some time.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved each Management Agreement for the Fund for an initial two-year period.
34	Semi-Annual Report	franklintempleton.com

© 2024 Franklin Templeton Investments. All rights reserved.
36353-SFSOI 11/24
Martin Currie Sustainable International Equity ETF
Financial Statements and Other Important Information
Semi-Annual	September 30, 2024

Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Martin Currie Sustainable International Equity ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024	Period Ended March 31, 2023†	Year Ended May 31,
				2022	2021	2020	2019
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.69	$14.41	$13.88	$18.93	$12.72	$11.58	$11.55
Income from investment operations[a]:
Net investment income[b]	0.07	0.09	—[c]	0.10	0.04	0.02	0.10
Net realized and unrealized gains (losses)	(0.36)	1.27	0.59	(4.10)	6.19	1.17	0.21
Total from investment operations	(0.29)	1.36	0.59	(4.00)	6.23	1.19	0.31
Less distributions from:
Net investment income	—	(0.08)	(0.05)	—	(—)[c]	(0.05)	(0.16)
Net realized gains	—	—	(0.01)	(1.05)	(0.02)	—	(0.12)
Total distributions	—	(0.08)	(0.06)	(1.05)	(0.02)	(0.05)	(0.28)
Net asset value, end of period	$15.39	$15.69	$14.41	$13.88	$18.93	$12.72	$11.58
Total return[d]	(1.85)%	9.44%	4.30%[e]	(22.38)%	49.06%	10.26%	3.06%
Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	0.59%	0.61%[g]	1.07%[h]	1.50%	1.89%	4.61%[i]	5.22%[i]
Expenses net of waiver and payments by affiliates	0.59%	0.61%[g]	0.73%[h]	0.75%	0.75%	0.75%[i]	0.75%[i]
Net investment income	0.99%	0.60%	0.03%	0.57%	0.22%	0.14%	0.88%
Supplemental data
Net assets, end of period (000’s)	$33,357	$33,987	$19,700	$40,848	$20,966	$4,783	$4,800
Portfolio turnover rate[j]	9.62%[k]	20.90%[k]	26.05%[k]	25.00%	49.00%	37.00%	63.00%
†For the period June 1, 2022 through March 31, 2023.
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Amount rounds to less than $0.005 per share.
[d]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[e]The Fund adopted the performance of the predecessor mutual fund as the result of the Reorganization. Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to October 28, 2022, are those of the predecessor mutual fund. The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Class IS Shares. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.
[f]Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
[g]Expense ratios include European Union tax reclaims contingency fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been 0.59% and 0.59%, respectively, for the year ended March 31, 2024.
[h]Expense ratios are including non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.06% and 0.73%, respectively, for the period ended March 31, 2023.
[i]Reflects recapture of expenses waived/reimbursed from prior fiscal years for period prior to the Reorganization.
[j]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash ("Cash creations").
[k]Portfolio turnover rate excluding cash creations was as follows:	9.62%	20.90%	26.05%	—	—	—	—
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	1

Franklin Templeton ETF Trust
Schedule of Investments, September 30, 2024 (unaudited)
Martin Currie Sustainable International Equity ETF
		Country	Shares	Value
	Common Stocks 99.1%
	Automobiles 7.6%
	Ferrari NV	Italy	5,421	$ 2,539,230
	Beverages 2.0%
	Pernod Ricard SA	France	4,313	652,714
	Biotechnology 3.9%
	CSL Ltd.	Australia	6,540	1,298,889
	Building Products 8.0%
	Assa Abloy AB, Class B	Sweden	31,994	1,078,187
	Kingspan Group PLC	Ireland	17,026	1,602,808
				2,680,995
	Capital Markets 2.6%
	Partners Group Holding AG	Switzerland	575	865,687
	Chemicals 7.8%
	Croda International PLC	United Kingdom	15,826	895,193
	Linde PLC	United States	3,560	1,697,621
				2,592,814
	Electrical Equipment 2.0%
	Schneider Electric SE	France	2,600	685,389
	Electronic Equipment, Instruments & Components 4.6%
	Hexagon AB, Class B	Sweden	143,729	1,548,370
	Financial Services 3.8%
[a,b]	Adyen NV	Netherlands	811	1,269,517
	Health Care Equipment & Supplies 9.8%
	Coloplast AS, Class B	Denmark	10,006	1,310,764
	ResMed, Inc., CDI	United States	80,182	1,945,251
				3,256,015
	Life Sciences Tools & Services 9.9%
[b]	Mettler-Toledo International, Inc.	United States	1,169	1,753,149
[b]	Oxford Nanopore Technologies PLC	United Kingdom	135,668	289,527
	Sartorius Stedim Biotech	France	6,008	1,258,907
				3,301,583
	Machinery 6.1%
	Atlas Copco AB, Class A	Sweden	104,399	2,023,280
	Personal Care Products 4.0%
	L’Oreal SA	France	2,988	1,340,740
	Pharmaceuticals 3.8%
	Novo Nordisk AS, Class B	Denmark	10,850	1,278,057
	Semiconductors & Semiconductor Equipment 10.5%
	ASML Holding NV	Netherlands	3,158	2,627,857
	BE Semiconductor Industries NV	Netherlands	6,894	873,660
				3,501,517
	Software 6.4%
	Dassault Systemes SE	France	33,780	1,343,257
	Nemetschek SE	Germany	7,558	784,465
				2,127,722
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Franklin Templeton ETF Trust
Schedule of Investments
Martin Currie Sustainable International Equity ETF (continued)
	Country	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods 6.3%
Kering SA	France	1,954	$ 560,129
Moncler SpA	Italy	24,348	1,549,438
			2,109,567
Total Common Stocks (Cost $31,178,766)			33,072,086
Total Investments (Cost $31,178,766) 99.1%			33,072,086
Other Assets, less Liabilities 0.9%			285,181
Net Assets 100.0%			$ 33,357,267
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2024, the value of was $1,269,517, representing 3.8% of net assets.
[b]Non-income producing.
See Abbreviations on page 12.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	3

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statement of Assets and Liabilities
 September 30, 2024  (unaudited)
Martin Currie Sustainable International Equity ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$ 31,178,766
Value – Unaffiliated issuers	$ 33,072,086
Cash	194,670
Foreign currency, at value (cost $7)	7
Receivables:
Dividends and interest	73,929
European Union tax reclaims receivable (Note 1e)	43,050
Total assets	33,383,742
Liabilities:
Payables:
European Union tax reclaims contingency fees payable (Note 1e)	10,763
Management fees	15,712
Total liabilities	26,475
Net assets, at value	$ 33,357,267
Net assets consist of:
Paid-in capital	$ 37,847,989
Total distributable earnings (loss)	(4,490,722)
Net assets, at value	$ 33,357,267
Shares outstanding	2,166,807
Net asset value per share	$15.39
4	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statement of Operations
 for the period ended September 30, 2024  (unaudited)
Martin Currie Sustainable International Equity ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$ 254,121
Interest:
Unaffiliated issuers	1,766
Total investment income	255,887
Expenses:
Management fees (Note 3a)	95,789
Total expenses	95,789
Net investment income	160,098
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(35,418)
Foreign currency transactions	(146)
Net realized gain (loss)	(35,564)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(758,370)
Translation of other assets and liabilities denominated in foreign currencies	4,498
Net change in unrealized appreciation (depreciation)	(753,872)
Net realized and unrealized gain (loss)	(789,436)
Net increase (decrease) in net assets resulting from operations	$(629,338)

[a]Foreign taxes withheld on dividends	$34,465
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	5

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Changes in Net Assets

Martin Currie Sustainable International Equity ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$ 160,098	$ 191,190
Net realized loss	(35,564)	(896,880)
Net change in unrealized appreciation (depreciation)	(753,872)	3,942,791
Net increase (decrease) in net assets resulting from operations	(629,338)	3,237,101
Distributions to shareholders (Note 1f)	—	(190,339)
Capital share transactions: (Note 2)	—	11,240,030
Net increase (decrease) in net assets	(629,338)	14,286,792
Net assets:
Beginning of period	33,986,605	19,699,813
End of period	$ 33,357,267	$ 33,986,605
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FRANKLIN TEMPLETON ETF TRUST
Notes to Financial Statements (unaudited)
1.  Organization and Significant Accounting Policies
Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company consisting of forty-nine separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946, Financial Services - Investment Companies (ASC 946), and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The Fund is an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of Fund corresponding underlying index.
The following summarizes the Fund’s significant accounting policies.
a.  Financial Instrument Valuation
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC).
The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange trade funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on Fund business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time on  September 30, 2024. At September 30, 2024, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”).
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio

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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
1.  Organization and Significant Accounting Policies (continued)
a.  Financial Instrument Valuation (continued)

securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
b.  Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
c.  Derivative Financial Instruments
During the six months ended September 30, 2024, the Fund did not invest in derivative instruments.
d.  Securities Lending
The Fund participates in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other fund and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Fund. These securities received as collateral are held in segregated accounts with the Fund’s custodian. The Fund cannot repledge or resell these securities received as collateral. As such, the non-cash collateral is excluded from the Statement of Assets and Liabilities. The Fund may receive income from the investment of cash collateral, in addition to lending fees  paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.
At September 30, 2024, the Fund had no securities on loan.
e.  Income and Deferred Taxes
It is Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from

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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
1.  Organization and Significant Accounting Policies (continued)
e.  Income and Deferred Taxes (continued)

federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Fund invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2024, Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.
As a result of several court cases, in certain countries across the European Union the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for EU reclaims is reflected as European Union tax reclaims in the Statement of Operations and any related receivable is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected as European Union tax reclaims contingency fees in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns
f.  Security Transactions, Investment Income, Expenses and Distributions
Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest Income (including interest income from payment-in-kind securities, if any)  and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date.  Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated among the Fund based on the ratio of net assets of Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Fund or by the investment manager, as applicable, according to the terms of the unified management fee agreement.
g.  Accounting Estimates
The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
h.  Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims

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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
1.  Organization and Significant Accounting Policies (continued)
h.  Guarantees and Indemnifications (continued)

that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2.  Shares of Beneficial Interest
Shares of the Fund is issued and redeemed at their respective NAV only in aggregations of a specific number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Fund’s shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).
Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Fund regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Fund. Such transactions fees are treated as increases in capital and are disclosed in the Fund’s Statements of Changes in Net Assets.
In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.
At September 30, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
	Six Months Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	—	$ —	900,000	$ 12,800,723
Shares redeemed	—	—	(100,000)	(1,560,693)
Net increase (decrease)	—	$ —	800,000	$ 11,240,030
3.  Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.  Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:
Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC (Distributors)	Principal underwriter
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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
3.  Transactions with Affiliates (continued)
a.  Management fees
The Fund pay a unified management fee to Advisers whereby Advisers has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. Advisers pays Martin Currie for its services. The fee is calculated daily and paid monthly according to the terms of the management agreement. The Fund pays gross effective investment management fees 0.59% per year on the average daily net assets of the Fund.
Under a subadvisory agreement, Martin Currie Inc. provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers  based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
b.  Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c.  Other Affiliated Transactions
At September 30, 2024, the shares of Martin  Currie Sustainable International Equity ETF was owned by the following entity:
Fund	Shares	Percentage of Outstanding Shares[a]
Martin Currie Sustainable International Equity ETF
Franklin Resources Inc.	625,000	28.8%
[a]Investment activities of significant shareholders could have a material impact on the Fund.
4.  Income Taxes
For tax purposes, capital losses of the predecessor mutual fund may be carried over to offset future capital gains, if any. At March 31, 2024, the capital loss carryforwards were as follows:
Year Ended March 31, 2024
Capital loss carryforwards not subject to expiration:
Long term	$ 2,441,944
Short term	3,857,422
Total capital loss carryforwards	$ 6,299,366
At September 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Cost of investments	$ 31,409,189
Unrealized appreciation	$ 4,452,776
Unrealized depreciation	(2,789,879)
Net unrealized appreciation (depreciation)	$ 1,662,897
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of in-kind transactions and wash sales.
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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
5.  Investment Transactions
Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the period  ended September 30, 2024, $3,238,616 and $3,113,895, respectively.
There were no In-kind transactions associated with creation and redemptions for the period ended September 30, 2024.
6.  Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2024, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Martin Currie Sustainable International Equity ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 33,072,086	$ —	$ —	$ 33,072,086
[a]For detailed categories, see the accompanying Schedule of Investments.
[b]Includes common stocks.
7.  Subsequent Events
The Fund has evaluated subsequent events through the issuance of these Financial Statements and determined that  no events have occurred that require disclosure.
Abbreviations
CDI	Clearing House Electronic Subregister System Depositary Interest
SPA	Standby Purchase Agreement
12	Semi-Annual Report	franklintempleton.com

Changes In and Disagreements With Accountants	For the period covered in the report

Not Applicable.
Results of Meeting of Shareholders	For the period covered in the report

Not Applicable.
Remuneration Paid to Directors, Officers, and Others	For the period covered in the report

Not applicable. Remuneration paid to directors, officers and others is included as part of the all-inclusive management fee and not paid directly by the fund.
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Board Approval of Management and Subadvisory Agreements	For the period covered in the report

FRANKLIN TEMPLETON ETF TRUST
Martin Currie Sustainable International Equity ETF
(Fund)
At an in-person meeting held on May 29, 2024 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of (i) the investment management agreement between Franklin Advisers, Inc. (FAV) and the Trust, on behalf of the Fund; and (ii) the investment sub-advisory agreement between FAV and Martin Currie Inc. (Martin Currie), on behalf of the Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. FAV and Martin Currie are each referred to herein as a Manager.
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of each Management Agreement is in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board acknowledged the ongoing integration of the Putnam family of funds into the Franklin Templeton (FT) family of funds and management’s continued development of strategies to address areas of heightened concern in the registered fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
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Board Approval of Management and Subadvisory Agreements	For the period covered in the report (continued)

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31, 2023. The Board considered the performance returns for the Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board referenced earlier discussions with management on matters related to, among other things, the expansion and rationalization of the overall product line, including investments in novel asset classes, as well as the growth in assets from internal and external clients. In addition, the Board acknowledged information provided regarding management’s strategy to grow market share through the use of innovative data and technology and investments in marketing and distribution.   The Board noted management’s high level of client engagement and the strength of its internal audit and compliance program. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all retail and institutional large-cap growth funds and exchange-traded funds. The Fund adopted the performance of the Martin Currie International Sustainable Equity Fund (the “predecessor mutual fund”) as the result of a reorganization of the predecessor mutual fund into the Fund that was effective after the market close on October 28, 2022 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns for periods ending on or prior to October 28, 2022, are those of the predecessor mutual fund which commenced operations on November 30, 2015 and thus had been in operation for less than 10 years. The Board reviewed and considered the performance results of the Fund over various time periods ended December 31, 2023, noting the Reorganization. The Board noted that the Fund’s annualized total return for the one-, three- and five-year periods was below the median of its Performance Universe. The Board discussed this performance with management and management explained that underperformance relative to the Fund’s Performance Universe over the past two years was due, in part, to the rising bond yields which were unfavorable for quality growth companies, adversely impacting the performance of the Fund’s portfolio, which exhibits higher growth characteristics than the portfolios of peers in the Performance Universe. Management also explained that the Fund’s healthcare securities selection, in comparison to its peers, and not owning securities in other sectors such as energy and pharmaceuticals contributed to the Fund’s relative underperformance. The Board noted management’s representations regarding the actions that management was taking/had taken in an effort to improve the overall performance of the Fund, including changes to the Fund’s exposure to certain holdings and enhancements to the securities selection process. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio, noting that the Fund pays a Unified Fee (as defined below). The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate), of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.
The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund, one other international large-cap growth fund, two international large-cap core funds, two international multi-cap core funds, and
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Board Approval of Management and Subadvisory Agreements	For the period covered in the report (continued)

one international multi-cap growth fund. The Board noted that the Management Rate and actual total expense ratio for the Fund were equal to the medians of its Expense Group. The Board further noted that the Fund has a unified management fee (Unified Fee).   The Board also noted that pursuant to the Unified Fee arrangement FAV reimburses the Fund for all of its acquired fund fees and expenses (if any) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s Unified Fee, (ii) future Rule 12b-1 fees (if any), (iii) brokerage expenses, (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. The Board also noted that Martin Currie is paid by FAV out of the management fee FAV receives from the Fund and that the allocation of the fee between FAV and Martin Currie reflected the services provided by each to the Fund. The Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to Martin Currie are reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual Funds during the 12-month period ended September 30, 2023 (the most recent fiscal year-end for FRI). The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run, is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that the Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of FAV’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that the Fund will generate significant, if any, profit for FAV and/or its affiliates for some time. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board also noted that as of December 31, 2023, the Fund did not have an asset size that would likely enable it to achieve economies of scale.   The Board also noted management’s representation that for the fiscal year ended September 30, 2023, the Fund did not experience a profit. The Board recognized that there would not likely be any economies of scale for the Fund until its assets grow.
16	Semi-Annual Report	franklintempleton.com

Board Approval of Management and Subadvisory Agreements	For the period covered in the report (continued)

Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.
franklintempleton.com	Semi-Annual Report	17

© 2024 Franklin Templeton Investments. All rights reserved.
33320-SFSOI 11/24
Franklin U.S. Equity
Index ETF
Financial Statements and Other Important Information
Semi-Annual	September 30, 2024

Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Franklin U.S. Equity Index ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$45.88	$35.70	$40.04	$37.65	$26.77	$30.90
Income from investment operations[a]:
Net investment income[b]	0.31	0.60	0.59	1.05	0.81	0.90
Net realized and unrealized gains (losses)	4.39	10.15	(4.10)	2.34	10.97	(4.00)
Total from investment operations	4.70	10.75	(3.51)	3.39	11.78	(3.10)
Less distributions from net investment income	(0.33)	(0.57)	(0.83)	(1.00)	(0.90)	(1.03)
Net asset value, end of period	$50.25	$45.88	$35.70	$40.04	$37.65	$26.77
Total return[c]	10.26%	30.34%	(8.63)%	9.00%	44.55%	(10.53)%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.03%	0.03%	0.03%	0.35%	0.35%	0.35%
Expenses net of waiver and payments by affiliates	0.03%	0.03%	0.03%	0.35%	0.34%	0.34%
Net investment income	1.32%	1.51%	1.73%	2.63%	2.45%	2.86%
Supplemental data
Net assets, end of period (000’s)	$1,123,175	$1,101,166	$681,913	$16,014	$15,059	$16,059
Portfolio turnover rate[e]	1.68%[f]	3.77%[f]	6.33%[f]	24.13%[f]	31.70%[f]	27.85%[f]
[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[d]Ratios are annualized for periods less than one year.
[e]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash ("Cash creations").
[f]Portfolio turnover rate excluding cash creations was as follows:	1.68%	3.77%	6.33%	24.13%	31.70%	27.85%
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	1

Franklin Templeton ETF Trust
Schedule of Investments, September 30, 2024 (unaudited)
Franklin U.S. Equity Index ETF
		Industry	Shares	Value
	Common Stocks 99.9%
	Brazil 0.2%
[a]	MercadoLibre, Inc.	Broadline Retail	1,117	$ 2,292,039
	Ireland 0.1%
	TE Connectivity PLC	Electronic Equipment, Instruments & Components	6,705	1,012,388
	Netherlands 0.1%
	NXP Semiconductors NV	Semiconductors & Semiconductor Equipment	5,811	1,394,698
[a,b,c]	Russia 0.0%
	Alrosa PJSC	Metals & Mining	3,584	—
	Gazprom PJSC	Oil, Gas & Consumable Fuels	15,428	—
	GMK Norilskiy Nickel PAO	Metals & Mining	10,000	—
	Inter RAO UES PJSC	Electric Utilities	53,546	—
	LUKOIL PJSC	Oil, Gas & Consumable Fuels	516	—
	Novolipetsk Steel PJSC	Metals & Mining	2,272	—
	PhosAgro PJSC	Chemicals	73	—
	PhosAgro PJSC	Chemicals	2	—
	Polyus PJSC	Metals & Mining	50	—
	Rosneft Oil Co. PJSC	Oil, Gas & Consumable Fuels	1,154	—
	Severstal PAO	Metals & Mining	392	—
	Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	8,286	—
	Tatneft PJSC	Oil, Gas & Consumable Fuels	1,974	—
	United Co. RUSAL International PJSC	Metals & Mining	1,714	—
				—
	United Kingdom 0.0%†
	CNH Industrial NV	Machinery	21,456	238,162
	United States 99.5%
	3M Co.	Industrial Conglomerates	12,516	1,710,937
	Abbott Laboratories	Health Care Equipment & Supplies	38,889	4,433,735
	AbbVie, Inc.	Biotechnology	39,783	7,856,347
	Accenture PLC, Class A	IT Services	13,857	4,898,172
[a]	Adobe, Inc.	Software	9,834	5,091,849
[a]	Advanced Micro Devices, Inc.	Semiconductors & Semiconductor Equipment	36,207	5,940,845
	AES Corp.	Independent Power Producers & Energy Traders	16,539	331,772
	Aflac, Inc.	Insurance	11,622	1,299,340
	Agilent Technologies, Inc.	Life Sciences Tools & Services	6,705	995,558
	Air Products & Chemicals, Inc.	Chemicals	4,917	1,463,988
[a]	Airbnb, Inc., Class A	Hotels, Restaurants & Leisure	9,387	1,190,365
[a]	Akamai Technologies, Inc.	IT Services	3,576	360,997
	Albemarle Corp.	Chemicals	2,682	254,012
	Albertsons Cos., Inc., Class A	Consumer Staples Distribution & Retail	9,387	173,472
	Alexandria Real Estate Equities, Inc.	Health Care REITs	3,576	424,650
[a]	Align Technology, Inc.	Health Care Equipment & Supplies	1,788	454,724
	Allegion PLC	Building Products	1,788	260,583
	Alliant Energy Corp.	Electric Utilities	5,811	352,670
	Allstate Corp.	Insurance	5,811	1,102,056
[a]	Alnylam Pharmaceuticals, Inc.	Biotechnology	2,682	737,630
	Alphabet, Inc., Class A	Interactive Media & Services	131,865	21,869,810
	Alphabet, Inc., Class C	Interactive Media & Services	117,114	19,580,290
	Altria Group, Inc.	Tobacco	38,889	1,984,895
[a]	Amazon.com, Inc.	Broadline Retail	213,219	39,729,096
	Amcor PLC	Containers & Packaging	32,631	369,709
[a]	Amentum Holdings, Inc.	Professional Services	2,670	86,108
	Ameren Corp.	Multi-Utilities	5,811	508,230
	American Electric Power Co., Inc.	Electric Utilities	12,069	1,238,279
	American Express Co.	Consumer Finance	12,516	3,394,339
	American Financial Group, Inc.	Insurance	1,788	240,665
2	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Equity Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	American International Group, Inc.	Insurance	15,198	$ 1,112,950
	American Tower Corp.	Specialized REITs	10,281	2,390,949
	American Water Works Co., Inc.	Water Utilities	4,470	653,693
	Ameriprise Financial, Inc.	Capital Markets	2,235	1,050,025
	AMETEK, Inc.	Electrical Equipment	5,364	921,052
	Amgen, Inc.	Biotechnology	12,069	3,888,752
	Amphenol Corp., Class A	Electronic Equipment, Instruments & Components	26,820	1,747,591
	Analog Devices, Inc.	Semiconductors & Semiconductor Equipment	11,175	2,572,150
	Annaly Capital Management, Inc.	Mortgage Real Estate Investment Trusts (REITs)	11,175	224,282
[a]	ANSYS, Inc.	Software	1,788	569,710
	Aon PLC, Class A	Insurance	4,917	1,701,233
	APA Corp.	Oil, Gas & Consumable Fuels	8,493	207,739
	Apollo Global Management, Inc.	Financial Services	8,940	1,116,695
	Apple, Inc.	Technology Hardware, Storage & Peripherals	322,734	75,197,022
	Applied Materials, Inc.	Semiconductors & Semiconductor Equipment	18,774	3,793,287
[a]	Aptiv PLC	Automobile Components	5,364	386,262
[a]	Arch Capital Group Ltd.	Insurance	8,493	950,197
	Archer-Daniels-Midland Co.	Food Products	11,175	667,594
	ARES Management Corp., Class A	Capital Markets	4,023	626,944
[a]	Arista Networks, Inc.	Communications Equipment	5,811	2,230,378
	Arthur J Gallagher & Co.	Insurance	4,917	1,383,496
[a]	Aspen Technology, Inc.	Software	447	106,753
	AT&T, Inc.	Diversified Telecommunication Services	160,920	3,540,240
[a]	Atlassian Corp., Class A	Software	3,576	567,905
	Atmos Energy Corp.	Gas Utilities	3,576	496,027
[a]	Autodesk, Inc.	Software	4,917	1,354,535
	Automatic Data Processing, Inc.	Professional Services	9,387	2,597,665
[a]	AutoZone, Inc.	Specialty Retail	386	1,215,915
	AvalonBay Communities, Inc.	Residential REITs	3,129	704,807
	Avangrid, Inc.	Electric Utilities	1,788	63,993
[a]	Avantor, Inc.	Life Sciences Tools & Services	14,751	381,608
	Avery Dennison Corp.	Containers & Packaging	1,788	394,719
[a]	Axon Enterprise, Inc.	Aerospace & Defense	1,788	714,485
	Baker Hughes Co.	Energy Equipment & Services	22,797	824,112
	Ball Corp.	Containers & Packaging	7,152	485,692
	Bank of America Corp.	Banks	152,874	6,066,040
	Bank of New York Mellon Corp.	Capital Markets	16,986	1,220,614
	Baxter International, Inc.	Health Care Equipment & Supplies	11,622	441,287
	Becton Dickinson & Co.	Health Care Equipment & Supplies	6,705	1,616,575
	Bentley Systems, Inc., Class B	Software	3,129	158,984
[a]	Berkshire Hathaway, Inc., Class B	Financial Services	40,677	18,721,996
	Best Buy Co., Inc.	Specialty Retail	4,023	415,576
[a]	Biogen, Inc.	Biotechnology	3,129	606,525
[a]	BioMarin Pharmaceutical, Inc.	Biotechnology	4,470	314,196
	Bio-Techne Corp.	Life Sciences Tools & Services	3,576	285,830
	BlackRock, Inc.	Capital Markets	3,354	3,184,657
	Blackstone, Inc.	Capital Markets	16,092	2,464,168
[a]	Block, Inc.	Financial Services	12,516	840,199
[a]	Boeing Co.	Aerospace & Defense	13,857	2,106,818
	Booking Holdings, Inc.	Hotels, Restaurants & Leisure	758	3,192,787
	Booz Allen Hamilton Holding Corp.	Professional Services	2,682	436,522
[a]	Boston Scientific Corp.	Health Care Equipment & Supplies	32,631	2,734,478
	Bristol-Myers Squibb Co.	Pharmaceuticals	45,147	2,335,906
	Broadcom, Inc.	Semiconductors & Semiconductor Equipment	102,326	17,651,235
	Broadridge Financial Solutions, Inc.	Professional Services	2,682	576,710
	Brown & Brown, Inc.	Insurance	5,364	555,710
	Brown-Forman Corp., Class A	Beverages	894	42,984
franklintempleton.com	Semi-Annual Report	3

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Equity Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	Brown-Forman Corp., Class B	Beverages	6,705	$ 329,886
[a]	Builders FirstSource, Inc.	Building Products	2,682	519,933
	Bunge Global SA	Food Products	3,129	302,387
[a]	Burlington Stores, Inc.	Specialty Retail	1,341	353,327
	BXP, Inc.	Office REITs	3,576	287,725
[a]	Cadence Design Systems, Inc.	Software	6,258	1,696,106
	Camden Property Trust	Residential REITs	2,235	276,090
	Campbell Soup Co.	Food Products	4,470	218,672
	Capital One Financial Corp.	Consumer Finance	8,493	1,271,657
	Cardinal Health, Inc.	Health Care Providers & Services	5,364	592,829
	Carlyle Group, Inc.	Capital Markets	4,470	192,478
[a]	CarMax, Inc.	Specialty Retail	3,576	276,711
[a]	Carnival Corp.	Hotels, Restaurants & Leisure	21,456	396,507
	Carrier Global Corp.	Building Products	18,774	1,511,119
	Caterpillar, Inc.	Machinery	11,175	4,370,766
[a]	CBRE Group, Inc., Class A	Real Estate Management & Development	6,705	834,638
	CDW Corp.	Electronic Equipment, Instruments & Components	3,129	708,093
	Celanese Corp.	Chemicals	2,235	303,871
	Cencora, Inc.	Health Care Providers & Services	4,023	905,497
[a]	Centene Corp.	Health Care Providers & Services	12,069	908,554
	CenterPoint Energy, Inc.	Multi-Utilities	14,304	420,824
	CF Industries Holdings, Inc.	Chemicals	4,023	345,173
[a]	Charles River Laboratories International, Inc.	Life Sciences Tools & Services	1,341	264,137
	Charles Schwab Corp.	Capital Markets	32,184	2,085,845
[a]	Charter Communications, Inc., Class A	Media	2,235	724,319
	Cheniere Energy, Inc.	Oil, Gas & Consumable Fuels	4,917	884,273
	Chevron Corp.	Oil, Gas & Consumable Fuels	37,995	5,595,524
[a]	Chipotle Mexican Grill, Inc.	Hotels, Restaurants & Leisure	30,810	1,775,272
	Chubb Ltd.	Insurance	8,493	2,449,296
	Church & Dwight Co., Inc.	Household Products	5,364	561,718
	Cigna Group	Health Care Providers & Services	6,258	2,168,022
	Cincinnati Financial Corp.	Insurance	3,576	486,765
	Cintas Corp.	Commercial Services & Supplies	7,793	1,604,423
	Cisco Systems, Inc.	Communications Equipment	90,741	4,829,236
	Citigroup, Inc.	Banks	42,465	2,658,309
	Citizens Financial Group, Inc.	Banks	10,281	422,241
	Clorox Co.	Household Products	2,682	436,925
[a]	Cloudflare, Inc., Class A	IT Services	6,705	542,367
	CME Group, Inc.	Capital Markets	8,046	1,775,350
	CMS Energy Corp.	Multi-Utilities	6,705	473,574
	Coca-Cola Co.	Beverages	88,059	6,327,920
	Cognizant Technology Solutions Corp., Class A	IT Services	11,175	862,486
[a]	Coinbase Global, Inc., Class A	Capital Markets	4,470	796,420
	Colgate-Palmolive Co.	Household Products	18,774	1,948,929
	Comcast Corp., Class A	Media	88,059	3,678,224
	Conagra Brands, Inc.	Food Products	10,281	334,338
	ConocoPhillips	Oil, Gas & Consumable Fuels	26,373	2,776,549
	Consolidated Edison, Inc.	Multi-Utilities	7,599	791,284
	Constellation Brands, Inc., Class A	Beverages	3,576	921,499
	Constellation Energy Corp.	Electric Utilities	7,152	1,859,663
[a]	Cooper Cos., Inc.	Health Care Equipment & Supplies	4,470	493,220
[a]	Copart, Inc.	Commercial Services & Supplies	19,668	1,030,603
	Corebridge Financial, Inc.	Financial Services	5,364	156,414
	Corning, Inc.	Electronic Equipment, Instruments & Components	17,433	787,100
[a]	Corpay, Inc.	Financial Services	1,341	419,411
	Corteva, Inc.	Chemicals	16,092	946,049
4	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Equity Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
[a]	CoStar Group, Inc.	Real Estate Management & Development	9,387	$ 708,155
	Costco Wholesale Corp.	Consumer Staples Distribution & Retail	10,001	8,866,087
	Coterra Energy, Inc., Class A	Oil, Gas & Consumable Fuels	16,986	406,815
[a]	Coupang, Inc.	Broadline Retail	26,373	647,457
	CRH PLC	Construction Materials	15,645	1,450,917
[a]	Crowdstrike Holdings, Inc., Class A	Software	5,364	1,504,441
	Crown Castle, Inc.	Specialized REITs	9,834	1,166,607
	Crown Holdings, Inc.	Containers & Packaging	2,682	257,150
	CSX Corp.	Ground Transportation	43,806	1,512,621
	Cummins, Inc.	Machinery	3,129	1,013,139
	CVS Health Corp.	Health Care Providers & Services	28,161	1,770,764
	Danaher Corp.	Life Sciences Tools & Services	14,304	3,976,798
	Darden Restaurants, Inc.	Hotels, Restaurants & Leisure	2,682	440,197
[a]	Datadog, Inc., Class A	Software	6,705	771,477
[a]	Dayforce, Inc.	Professional Services	3,129	191,651
[a]	Deckers Outdoor Corp.	Textiles, Apparel & Luxury Goods	3,539	564,294
	Deere & Co.	Machinery	5,811	2,425,105
	Dell Technologies, Inc., Class C	Technology Hardware, Storage & Peripherals	5,811	688,836
	Delta Air Lines, Inc.	Passenger Airlines	14,751	749,203
	Devon Energy Corp.	Oil, Gas & Consumable Fuels	14,304	559,572
[a]	Dexcom, Inc.	Health Care Equipment & Supplies	8,940	599,338
	Diamondback Energy, Inc.	Oil, Gas & Consumable Fuels	4,023	693,565
	Digital Realty Trust, Inc.	Specialized REITs	7,152	1,157,408
	Discover Financial Services	Consumer Finance	5,811	815,225
[a]	DocuSign, Inc.	Software	4,470	277,542
	Dollar General Corp.	Consumer Staples Distribution & Retail	4,917	415,831
[a]	Dollar Tree, Inc.	Consumer Staples Distribution & Retail	4,917	345,763
	Dominion Energy, Inc.	Multi-Utilities	18,774	1,084,949
	Domino’s Pizza, Inc.	Hotels, Restaurants & Leisure	894	384,545
[a]	DoorDash, Inc., Class A	Hotels, Restaurants & Leisure	7,152	1,020,805
	Dover Corp.	Machinery	3,129	599,954
	Dow, Inc.	Chemicals	16,092	879,106
	DR Horton, Inc.	Household Durables	6,705	1,279,113
	DTE Energy Co.	Multi-Utilities	4,470	573,993
	Duke Energy Corp.	Electric Utilities	17,433	2,010,025
	DuPont de Nemours, Inc.	Chemicals	9,387	836,476
[a]	Dynatrace, Inc.	Software	6,258	334,615
	East West Bancorp, Inc.	Banks	3,129	258,893
	Eastman Chemical Co.	Chemicals	2,682	300,250
	Eaton Corp. PLC	Electrical Equipment	8,940	2,963,074
	eBay, Inc.	Broadline Retail	11,622	756,708
	Ecolab, Inc.	Chemicals	5,811	1,483,723
	Edison International	Electric Utilities	8,493	739,655
[a]	Edwards Lifesciences Corp.	Health Care Equipment & Supplies	13,410	884,926
	Electronic Arts, Inc.	Entertainment	5,364	769,412
	Elevance Health, Inc.	Health Care Providers & Services	5,206	2,707,120
	Eli Lilly & Co.	Pharmaceuticals	19,066	16,891,332
	Emerson Electric Co.	Electrical Equipment	12,516	1,368,875
[a]	Enphase Energy, Inc.	Semiconductors & Semiconductor Equipment	3,129	353,640
	Entegris, Inc.	Semiconductors & Semiconductor Equipment	3,576	402,407
	Entergy Corp.	Electric Utilities	4,917	647,126
	EOG Resources, Inc.	Oil, Gas & Consumable Fuels	12,963	1,593,542
[a]	EPAM Systems, Inc.	IT Services	1,341	266,899
	EQT Corp.	Oil, Gas & Consumable Fuels	12,963	474,964
	Equifax, Inc.	Professional Services	2,682	788,133
	Equinix, Inc.	Specialized REITs	2,235	1,983,853
	Equitable Holdings, Inc.	Financial Services	7,152	300,599
franklintempleton.com	Semi-Annual Report	5

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Equity Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	Equity LifeStyle Properties, Inc.	Residential REITs	4,023	$ 287,001
	Equity Residential	Residential REITs	7,599	565,822
	Essex Property Trust, Inc.	Residential REITs	1,341	396,158
	Estee Lauder Cos., Inc., Class A	Personal Care Products	5,364	534,737
	Everest Group Ltd.	Insurance	894	350,296
	Evergy, Inc.	Electric Utilities	4,917	304,903
	Eversource Energy	Electric Utilities	8,046	547,530
[a]	Exact Sciences Corp.	Biotechnology	4,023	274,047
	Exelon Corp.	Electric Utilities	22,350	906,292
[a]	Expedia Group, Inc.	Hotels, Restaurants & Leisure	2,682	396,990
	Expeditors International of Washington, Inc.	Air Freight & Logistics	3,129	411,151
	Extra Space Storage, Inc.	Specialized REITs	4,917	885,994
	Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	100,128	11,737,004
[a]	F5, Inc.	Communications Equipment	1,341	295,288
	FactSet Research Systems, Inc.	Capital Markets	894	411,106
[a]	Fair Isaac Corp.	Software	558	1,084,484
	Fastenal Co.	Trading Companies & Distributors	12,963	925,817
	FedEx Corp.	Air Freight & Logistics	4,917	1,345,685
	Ferguson Enterprises, Inc.	Trading Companies & Distributors	4,470	887,608
	Fidelity National Financial, Inc.	Insurance	5,811	360,631
	Fidelity National Information Services, Inc.	Financial Services	12,516	1,048,215
	Fifth Third Bancorp	Banks	15,198	651,082
	First Citizens BancShares, Inc., Class A	Banks	300	552,285
[a]	First Solar, Inc.	Semiconductors & Semiconductor Equipment	2,235	557,498
	FirstEnergy Corp.	Electric Utilities	11,622	515,436
[a]	Fiserv, Inc.	Financial Services	12,963	2,328,803
[a]	Flex Ltd.	Electronic Equipment, Instruments & Components	9,834	328,751
	Ford Motor Co.	Automobiles	88,506	934,623
[a]	Fortinet, Inc.	Software	14,751	1,143,940
	Fortive Corp.	Machinery	8,046	635,071
	Fox Corp., Class A	Media	5,364	227,058
	Fox Corp., Class B	Media	3,129	121,405
	Franklin Resources, Inc.	Capital Markets	6,258	126,099
	Freeport-McMoRan, Inc.	Metals & Mining	32,184	1,606,625
	Garmin Ltd.	Household Durables	3,576	629,483
[a]	Gartner, Inc.	IT Services	1,788	906,087
	GE HealthCare Technologies, Inc.	Health Care Equipment & Supplies	8,940	839,019
[a]	GE Vernova, Inc.	Electrical Equipment	6,258	1,595,665
	Gen Digital, Inc.	Software	13,410	367,836
	General Dynamics Corp.	Aerospace & Defense	5,364	1,621,001
	General Electric Co.	Aerospace & Defense	24,585	4,636,239
	General Mills, Inc.	Food Products	12,963	957,318
	General Motors Co.	Automobiles	25,032	1,122,435
	Genuine Parts Co.	Distributors	3,129	437,059
	Gilead Sciences, Inc.	Biotechnology	28,161	2,361,018
	Global Payments, Inc.	Financial Services	5,811	595,163
[a]	GoDaddy, Inc., Class A	IT Services	3,129	490,565
	Goldman Sachs Group, Inc.	Capital Markets	7,152	3,541,027
	Halliburton Co.	Energy Equipment & Services	20,115	584,341
	Hartford Financial Services Group, Inc.	Insurance	6,705	788,575
	HCA Healthcare, Inc.	Health Care Providers & Services	4,023	1,635,068
	Healthpeak Properties, Inc.	Health Care REITs	16,092	368,024
	HEICO Corp.	Aerospace & Defense	894	233,763
	HEICO Corp., Class A	Aerospace & Defense	1,788	364,323
	Hershey Co.	Food Products	3,129	600,080
	Hess Corp.	Oil, Gas & Consumable Fuels	6,258	849,836
	Hewlett Packard Enterprise Co.	Technology Hardware, Storage & Peripherals	29,055	594,465
6	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Equity Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	Hilton Worldwide Holdings, Inc.	Hotels, Restaurants & Leisure	5,364	$ 1,236,402
[a]	Hologic, Inc.	Health Care Equipment & Supplies	5,364	436,951
	Home Depot, Inc.	Specialty Retail	22,350	9,056,220
	Honeywell International, Inc.	Industrial Conglomerates	14,751	3,049,179
	Hormel Foods Corp.	Food Products	6,705	212,548
	Host Hotels & Resorts, Inc.	Hotel & Resort REITs	14,751	259,618
	Howmet Aerospace, Inc.	Aerospace & Defense	8,940	896,235
	HP, Inc.	Technology Hardware, Storage & Peripherals	22,350	801,694
	Hubbell, Inc., Class B	Electrical Equipment	1,341	574,417
[a]	HubSpot, Inc.	Software	1,100	584,760
	Humana, Inc.	Health Care Providers & Services	2,682	849,497
	Huntington Bancshares, Inc.	Banks	31,290	459,963
	Huntington Ingalls Industries, Inc.	Aerospace & Defense	894	236,356
	IDEX Corp.	Machinery	1,788	383,526
[a]	IDEXX Laboratories, Inc.	Health Care Equipment & Supplies	1,788	903,333
	Illinois Tool Works, Inc.	Machinery	6,705	1,757,179
[a]	Illumina, Inc.	Life Sciences Tools & Services	3,576	466,346
[a]	Incyte Corp.	Biotechnology	4,023	265,920
	Ingersoll Rand, Inc.	Machinery	8,940	877,550
[a]	Insulet Corp.	Health Care Equipment & Supplies	1,788	416,157
	Intel Corp.	Semiconductors & Semiconductor Equipment	96,105	2,254,623
	Intercontinental Exchange, Inc.	Capital Markets	12,963	2,082,376
	International Business Machines Corp.	IT Services	20,562	4,545,847
	International Flavors & Fragrances, Inc.	Chemicals	5,811	609,748
	International Paper Co.	Containers & Packaging	7,599	371,211
	Interpublic Group of Cos., Inc.	Media	8,493	268,634
	Intuit, Inc.	Software	6,258	3,886,218
[a]	Intuitive Surgical, Inc.	Health Care Equipment & Supplies	8,046	3,952,758
	Invitation Homes, Inc.	Residential REITs	13,410	472,837
[a]	IQVIA Holdings, Inc.	Life Sciences Tools & Services	4,023	953,330
	Iron Mountain, Inc.	Specialized REITs	6,705	796,755
	J.M. Smucker Co.	Food Products	2,235	270,658
	Jack Henry & Associates, Inc.	Financial Services	1,788	315,654
	Jacobs Solutions, Inc.	Professional Services	2,682	351,074
	JB Hunt Transport Services, Inc.	Ground Transportation	1,788	308,126
	Johnson & Johnson	Pharmaceuticals	54,087	8,765,339
	Johnson Controls International PLC	Building Products	14,751	1,144,825
	JPMorgan Chase & Co.	Banks	63,921	13,478,382
	Juniper Networks, Inc.	Communications Equipment	7,152	278,785
	Kellanova	Food Products	5,811	469,006
	Kenvue, Inc.	Personal Care Products	38,889	899,503
	Keurig Dr. Pepper, Inc.	Beverages	24,585	921,446
	KeyCorp	Banks	21,009	351,901
[a]	Keysight Technologies, Inc.	Electronic Equipment, Instruments & Components	4,023	639,375
	Kimberly-Clark Corp.	Household Products	7,599	1,081,186
	Kimco Realty Corp.	Retail REITs	15,198	352,898
	Kinder Morgan, Inc.	Oil, Gas & Consumable Fuels	44,253	977,549
	KKR & Co., Inc.	Capital Markets	14,751	1,926,186
	KLA Corp.	Semiconductors & Semiconductor Equipment	3,129	2,423,129
	Kraft Heinz Co.	Food Products	20,115	706,238
	Kroger Co.	Consumer Staples Distribution & Retail	15,198	870,845
	L3Harris Technologies, Inc.	Aerospace & Defense	4,470	1,063,279
	Labcorp Holdings, Inc.	Health Care Providers & Services	1,788	399,582
	Lam Research Corp.	Semiconductors & Semiconductor Equipment	2,970	2,423,758
	Lamb Weston Holdings, Inc.	Food Products	3,129	202,571
	Las Vegas Sands Corp.	Hotels, Restaurants & Leisure	9,387	472,542
	Leidos Holdings, Inc.	Professional Services	3,129	510,027
franklintempleton.com	Semi-Annual Report	7

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Equity Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	Lennar Corp., Class A	Household Durables	5,364	$ 1,005,643
	Lennox International, Inc.	Building Products	894	540,235
[a]	Liberty Media Corp.-Liberty Formula One, Class A	Entertainment	447	31,974
[a]	Liberty Media Corp.-Liberty Formula One, Class C	Entertainment	4,470	346,112
	Linde PLC	Chemicals	10,728	5,115,754
[a]	Live Nation Entertainment, Inc.	Entertainment	3,129	342,594
	LKQ Corp.	Distributors	6,258	249,819
	Lockheed Martin Corp.	Aerospace & Defense	4,917	2,874,282
	Loews Corp.	Insurance	4,023	318,018
	Lowe’s Cos., Inc.	Specialty Retail	12,963	3,511,029
	LPL Financial Holdings, Inc.	Capital Markets	1,788	415,942
[a]	Lululemon Athletica, Inc.	Textiles, Apparel & Luxury Goods	2,682	727,761
	LyondellBasell Industries NV, Class A	Chemicals	5,811	557,275
	M&T Bank Corp.	Banks	3,576	636,957
	Marathon Oil Corp.	Oil, Gas & Consumable Fuels	12,516	333,301
	Marathon Petroleum Corp.	Oil, Gas & Consumable Fuels	7,599	1,237,953
[a]	Markel Group, Inc.	Insurance	308	483,123
	Marriott International, Inc., Class A	Hotels, Restaurants & Leisure	5,364	1,333,490
	Marsh & McLennan Cos., Inc.	Insurance	11,175	2,493,031
	Martin Marietta Materials, Inc.	Construction Materials	1,341	721,793
	Marvell Technology, Inc.	Semiconductors & Semiconductor Equipment	19,221	1,386,219
	Masco Corp.	Building Products	4,917	412,733
	Mastercard, Inc., Class A	Financial Services	18,327	9,049,873
	McCormick & Co., Inc.	Food Products	5,811	478,245
	McDonald’s Corp.	Hotels, Restaurants & Leisure	16,092	4,900,175
	McKesson Corp.	Health Care Providers & Services	3,129	1,547,040
	Medtronic PLC	Health Care Equipment & Supplies	29,502	2,656,065
	Merck & Co., Inc.	Pharmaceuticals	56,769	6,446,688
	Meta Platforms, Inc., Class A	Interactive Media & Services	49,170	28,146,875
	MetLife, Inc.	Insurance	13,410	1,106,057
[a]	Mettler-Toledo International, Inc.	Life Sciences Tools & Services	482	722,855
[a]	MGM Resorts International	Hotels, Restaurants & Leisure	5,364	209,679
	Microchip Technology, Inc.	Semiconductors & Semiconductor Equipment	12,069	969,020
	Micron Technology, Inc.	Semiconductors & Semiconductor Equipment	25,032	2,596,069
	Microsoft Corp.	Software	167,625	72,129,037
	Mid-America Apartment Communities, Inc.	Residential REITs	2,682	426,170
[a]	Moderna, Inc.	Biotechnology	7,599	507,841
[a]	Molina Healthcare, Inc.	Health Care Providers & Services	1,341	462,055
	Molson Coors Beverage Co., Class B	Beverages	4,023	231,403
	Mondelez International, Inc., Class A	Food Products	30,396	2,239,273
[a]	MongoDB, Inc.	IT Services	1,788	483,386
	Monolithic Power Systems, Inc.	Semiconductors & Semiconductor Equipment	1,061	980,894
[a]	Monster Beverage Corp.	Beverages	15,198	792,880
	Moody’s Corp.	Capital Markets	3,576	1,697,134
	Morgan Stanley	Capital Markets	28,161	2,935,503
	Mosaic Co.	Chemicals	7,599	203,501
	Motorola Solutions, Inc.	Communications Equipment	3,576	1,607,877
	MSCI, Inc.	Capital Markets	1,788	1,042,279
	Nasdaq, Inc.	Capital Markets	8,940	652,709
	NetApp, Inc.	Technology Hardware, Storage & Peripherals	4,470	552,090
[a]	Netflix, Inc.	Entertainment	9,834	6,974,961
[a]	Neurocrine Biosciences, Inc.	Biotechnology	2,235	257,517
	Newmont Corp.	Metals & Mining	25,926	1,385,745
	News Corp., Class A	Media	8,493	226,169
	News Corp., Class B	Media	2,235	62,468
8	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Equity Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	NextEra Energy, Inc.	Electric Utilities	46,041	$ 3,891,846
	NIKE, Inc., Class B	Textiles, Apparel & Luxury Goods	26,373	2,331,373
	NiSource, Inc.	Multi-Utilities	10,281	356,237
	Norfolk Southern Corp.	Ground Transportation	4,917	1,221,874
	Northern Trust Corp.	Capital Markets	4,917	442,678
	Northrop Grumman Corp.	Aerospace & Defense	3,129	1,652,331
	NRG Energy, Inc.	Electric Utilities	4,470	407,217
	Nucor Corp.	Metals & Mining	5,364	806,424
	NVIDIA Corp.	Semiconductors & Semiconductor Equipment	534,165	64,868,998
[a]	NVR, Inc.	Household Durables	68	667,202
	Occidental Petroleum Corp.	Oil, Gas & Consumable Fuels	14,304	737,228
[a]	Okta, Inc.	IT Services	3,576	265,840
	Old Dominion Freight Line, Inc.	Ground Transportation	4,470	887,921
	Omnicom Group, Inc.	Media	4,470	462,153
[a]	ON Semiconductor Corp.	Semiconductors & Semiconductor Equipment	9,834	714,047
	ONEOK, Inc.	Oil, Gas & Consumable Fuels	12,963	1,181,318
	Oracle Corp.	Software	35,760	6,093,504
[a]	O’Reilly Automotive, Inc.	Specialty Retail	1,341	1,544,296
	Otis Worldwide Corp.	Machinery	8,940	929,224
	Owens Corning	Building Products	1,788	315,618
	PACCAR, Inc.	Machinery	11,622	1,146,859
	Packaging Corp. of America	Containers & Packaging	1,788	385,135
[a]	Palantir Technologies, Inc., Class A	Software	44,700	1,662,840
[a]	Palo Alto Networks, Inc.	Software	7,152	2,444,554
	Parker-Hannifin Corp.	Machinery	2,799	1,768,464
	Paychex, Inc.	Professional Services	7,152	959,727
	Paycom Software, Inc.	Professional Services	894	148,914
[a]	PayPal Holdings, Inc.	Financial Services	23,691	1,848,609
	Pentair PLC	Machinery	3,576	349,697
	PepsiCo, Inc.	Beverages	30,843	5,244,852
	Pfizer, Inc.	Pharmaceuticals	127,395	3,686,811
	PG&E Corp.	Electric Utilities	47,829	945,579
	Philip Morris International, Inc.	Tobacco	34,866	4,232,732
	Phillips 66	Oil, Gas & Consumable Fuels	9,387	1,233,921
[a]	Pinterest, Inc., Class A	Interactive Media & Services	13,410	434,082
	PNC Financial Services Group, Inc.	Banks	8,940	1,652,559
	Pool Corp.	Distributors	894	336,859
	PPG Industries, Inc.	Chemicals	5,364	710,515
	PPL Corp.	Electric Utilities	16,539	547,110
	Principal Financial Group, Inc.	Insurance	5,364	460,768
	Procter & Gamble Co.	Household Products	53,193	9,213,028
	Progressive Corp.	Insurance	12,963	3,289,491
	Prologis, Inc.	Industrial REITs	21,009	2,653,017
	Prudential Financial, Inc.	Insurance	8,046	974,371
[a]	PTC, Inc.	Software	2,682	484,530
	Public Service Enterprise Group, Inc.	Multi-Utilities	11,175	996,922
	Public Storage	Specialized REITs	3,576	1,301,199
	PulteGroup, Inc.	Household Durables	4,917	705,737
[a]	Qorvo, Inc.	Semiconductors & Semiconductor Equipment	2,235	230,875
	QUALCOMM, Inc.	Semiconductors & Semiconductor Equipment	25,032	4,256,692
	Quanta Services, Inc.	Construction & Engineering	3,129	932,911
	Quest Diagnostics, Inc.	Health Care Providers & Services	2,682	416,380
	Raymond James Financial, Inc.	Capital Markets	4,470	547,396
	Realty Income Corp.	Retail REITs	19,668	1,247,345
	Regency Centers Corp.	Retail REITs	4,023	290,581
[a]	Regeneron Pharmaceuticals, Inc.	Biotechnology	2,386	2,508,259
	Regions Financial Corp.	Banks	21,009	490,140
franklintempleton.com	Semi-Annual Report	9

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Equity Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	Reinsurance Group of America, Inc.	Insurance	1,341	$ 292,164
	Republic Services, Inc.	Commercial Services & Supplies	4,470	897,755
	ResMed, Inc.	Health Care Equipment & Supplies	3,129	763,851
	Revvity, Inc.	Life Sciences Tools & Services	2,682	342,625
[a]	ROBLOX Corp., Class A	Entertainment	11,622	514,390
	Rockwell Automation, Inc.	Electrical Equipment	2,682	720,010
	Rollins, Inc.	Commercial Services & Supplies	6,705	339,139
	Roper Technologies, Inc.	Software	2,235	1,243,643
	Ross Stores, Inc.	Specialty Retail	7,599	1,143,725
	Royal Caribbean Cruises Ltd.	Hotels, Restaurants & Leisure	5,364	951,359
	Royalty Pharma PLC, Class A	Pharmaceuticals	8,940	252,913
	RTX Corp.	Aerospace & Defense	29,949	3,628,621
	S&P Global, Inc.	Capital Markets	7,152	3,694,866
	Salesforce, Inc.	Software	21,009	5,750,373
	SBA Communications Corp.	Specialized REITs	2,235	537,964
	Schlumberger NV	Energy Equipment & Services	32,184	1,350,119
	Seagate Technology Holdings PLC	Technology Hardware, Storage & Peripherals	4,470	489,599
	Sempra	Multi-Utilities	14,304	1,196,244
[a]	ServiceNow, Inc.	Software	4,470	3,997,923
	Sherwin-Williams Co.	Chemicals	5,364	2,047,278
	Simon Property Group, Inc.	Retail REITs	6,705	1,133,279
	Sirius XM Holdings, Inc.	Media	1,432	33,867
	Skyworks Solutions, Inc.	Semiconductors & Semiconductor Equipment	3,576	353,202
	Smurfit WestRock PLC	Containers & Packaging	11,175	552,268
[a]	Snap, Inc., Class A	Interactive Media & Services	24,138	258,277
	Snap-on, Inc.	Machinery	1,341	388,501
[a]	Snowflake, Inc., Class A	IT Services	7,152	821,479
	Southern Co.	Electric Utilities	24,585	2,217,075
	Southern Copper Corp.	Metals & Mining	1,798	207,975
	Southwest Airlines Co.	Passenger Airlines	13,410	397,338
	SS&C Technologies Holdings, Inc.	Professional Services	4,917	364,891
	Stanley Black & Decker, Inc.	Machinery	3,576	393,825
	Starbucks Corp.	Hotels, Restaurants & Leisure	25,479	2,483,948
	State Street Corp.	Capital Markets	7,152	632,737
	Steel Dynamics, Inc.	Metals & Mining	3,129	394,504
	STERIS PLC	Health Care Equipment & Supplies	2,235	542,077
	Stryker Corp.	Health Care Equipment & Supplies	8,046	2,906,698
	Sun Communities, Inc.	Residential REITs	2,682	362,472
[a]	Super Micro Computer, Inc.	Technology Hardware, Storage & Peripherals	1,140	474,696
	Synchrony Financial	Consumer Finance	8,940	445,927
[a]	Synopsys, Inc.	Software	3,576	1,810,851
	Sysco Corp.	Consumer Staples Distribution & Retail	11,175	872,320
	T. Rowe Price Group, Inc.	Capital Markets	4,917	535,609
[a]	Take-Two Interactive Software, Inc.	Entertainment	3,576	549,667
	Targa Resources Corp.	Oil, Gas & Consumable Fuels	4,917	727,765
	Target Corp.	Consumer Staples Distribution & Retail	10,281	1,602,397
[a]	Teledyne Technologies, Inc.	Electronic Equipment, Instruments & Components	894	391,268
	Teleflex, Inc.	Health Care Equipment & Supplies	894	221,104
	Teradyne, Inc.	Semiconductors & Semiconductor Equipment	3,576	478,934
[a]	Tesla, Inc.	Automobiles	62,580	16,372,805
	Texas Instruments, Inc.	Semiconductors & Semiconductor Equipment	20,562	4,247,492
	Texas Pacific Land Corp.	Oil, Gas & Consumable Fuels	447	395,479
	Textron, Inc.	Aerospace & Defense	4,470	395,953
	Thermo Fisher Scientific, Inc.	Life Sciences Tools & Services	8,493	5,253,515
	TJX Cos., Inc.	Specialty Retail	25,479	2,994,802
	T-Mobile U.S., Inc.	Wireless Telecommunication Services	11,175	2,306,073
	Tractor Supply Co.	Specialty Retail	2,235	650,229
10	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Equity Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
[a]	Trade Desk, Inc., Class A	Media	10,281	$ 1,127,312
	Trane Technologies PLC	Building Products	4,917	1,911,385
	TransDigm Group, Inc.	Aerospace & Defense	1,263	1,802,465
	TransUnion	Professional Services	4,023	421,208
	Travelers Cos., Inc.	Insurance	4,917	1,151,168
[a]	Trimble, Inc.	Electronic Equipment, Instruments & Components	5,364	333,051
	Truist Financial Corp.	Banks	29,949	1,280,919
[a]	Twilio, Inc., Class A	IT Services	4,023	262,380
[a]	Tyler Technologies, Inc.	Software	894	521,846
	Tyson Foods, Inc., Class A	Food Products	6,258	372,726
	U.S. Bancorp	Banks	34,866	1,594,422
[a]	Uber Technologies, Inc.	Ground Transportation	45,147	3,393,249
	UDR, Inc.	Residential REITs	7,599	344,539
[a]	Ulta Beauty, Inc.	Specialty Retail	894	347,873
	Union Pacific Corp.	Ground Transportation	13,857	3,415,473
[a]	United Airlines Holdings, Inc.	Passenger Airlines	7,599	433,599
	United Parcel Service, Inc., Class B	Air Freight & Logistics	16,539	2,254,927
	United Rentals, Inc.	Trading Companies & Distributors	1,523	1,233,219
	UnitedHealth Group, Inc.	Health Care Providers & Services	20,718	12,113,400
[a]	Unity Software, Inc.	Software	6,705	151,667
	Universal Health Services, Inc., Class B	Health Care Providers & Services	1,341	307,102
	Valero Energy Corp.	Oil, Gas & Consumable Fuels	7,152	965,735
[a]	Veeva Systems, Inc., Class A	Health Care Technology	3,129	656,683
	Ventas, Inc.	Health Care REITs	8,940	573,322
	Veralto Corp.	Commercial Services & Supplies	5,364	600,017
[a]	VeriSign, Inc.	IT Services	1,788	339,648
	Verisk Analytics, Inc.	Professional Services	3,129	838,447
	Verizon Communications, Inc.	Diversified Telecommunication Services	95,211	4,275,926
[a]	Vertex Pharmaceuticals, Inc.	Biotechnology	5,811	2,702,580
	Vertiv Holdings Co., Class A	Electrical Equipment	8,046	800,497
	Viatris, Inc.	Pharmaceuticals	25,926	301,001
	VICI Properties, Inc.	Specialized REITs	23,244	774,258
	Visa, Inc., Class A	Financial Services	37,548	10,323,823
	Vistra Corp.	Independent Power Producers & Energy Traders	7,152	847,798
	Vulcan Materials Co.	Construction Materials	3,129	783,595
	W.R. Berkley Corp.	Insurance	6,705	380,375
	Walgreens Boots Alliance, Inc.	Consumer Staples Distribution & Retail	16,092	144,184
	Walmart, Inc.	Consumer Staples Distribution & Retail	97,893	7,904,860
	Walt Disney Co.	Entertainment	41,124	3,955,718
[a]	Warner Bros Discovery, Inc.	Entertainment	50,511	416,716
	Waste Management, Inc.	Commercial Services & Supplies	8,046	1,670,350
[a]	Waters Corp.	Life Sciences Tools & Services	1,341	482,612
	Watsco, Inc.	Trading Companies & Distributors	894	439,741
	WEC Energy Group, Inc.	Multi-Utilities	7,152	687,879
	Wells Fargo & Co.	Banks	76,437	4,317,926
	Welltower, Inc.	Health Care REITs	13,410	1,716,882
	West Pharmaceutical Services, Inc.	Life Sciences Tools & Services	1,788	536,686
[a]	Western Digital Corp.	Technology Hardware, Storage & Peripherals	7,152	488,410
	Westinghouse Air Brake Technologies Corp.	Machinery	4,023	731,261
	Westlake Corp.	Chemicals	894	134,359
	Weyerhaeuser Co.	Specialized REITs	16,539	560,011
	Williams Cos., Inc.	Oil, Gas & Consumable Fuels	27,267	1,244,739
	Willis Towers Watson PLC	Insurance	2,235	658,275
[a]	Workday, Inc., Class A	Software	4,917	1,201,764
	WP Carey, Inc.	Diversified REITs	4,917	306,329
	WW Grainger, Inc.	Trading Companies & Distributors	894	928,696
	Wynn Resorts Ltd.	Hotels, Restaurants & Leisure	2,235	214,292
franklintempleton.com	Semi-Annual Report	11

Franklin Templeton ETF Trust
Schedule of Investments
Franklin U.S. Equity Index ETF (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	Xcel Energy, Inc.	Electric Utilities	12,516	$ 817,295
	Xylem, Inc.	Machinery	5,364	724,301
	Yum! Brands, Inc.	Hotels, Restaurants & Leisure	6,258	874,305
[a]	Zebra Technologies Corp., Class A	Electronic Equipment, Instruments & Components	1,341	496,599
[a]	Zillow Group, Inc., Class A	Real Estate Management & Development	1,341	83,048
[a]	Zillow Group, Inc., Class C	Real Estate Management & Development	3,576	228,328
	Zimmer Biomet Holdings, Inc.	Health Care Equipment & Supplies	4,470	482,536
	Zoetis, Inc.	Pharmaceuticals	10,281	2,008,702
[a]	Zoom Video Communications, Inc., Class A	Software	5,364	374,085
[a]	Zscaler, Inc.	Software	2,235	382,051
				1,117,024,268
	Total Common Stocks (Cost $831,699,159)			1,121,961,555
	Preferred Stock 0.0%
	Russia 0.0%
[a,b,c]	Surgutneftegas PJSC, pfd.	Oil, Gas & Consumable Fuels	10,688	—
	Total Preferred Stocks (Cost $6,129)			—
	Total Investments before Short-Term Investments (Cost $831,705,288)			1,121,961,555
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[d,e]	Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	Money Market Funds	584,221	584,221
	Total Short-Term Investments (Cost $584,221)			584,221
	Total Investments (Cost $832,289,509) 99.9%			1,122,545,776
	Other Assets, less Liabilities 0.1%			629,357
	Net Assets 100.0%			$ 1,123,175,133
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
[c]See Note 6 regarding investments in Russian securities.
[d]The rate shown is the annualized seven-day effective yield at period end.
[e]See Note 3(c) regarding investments in affiliated management investment companies.
12	Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Franklin U.S. Equity Index ETF (continued)
At September 30, 2024, the Fund had the following futures contracts outstanding. See  Note 1(c).
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
S&P 500 E-Mini	Long	3	$ 872,138	12/20/24	$ 17,229

*As of period end.
See  Note 7 regarding other derivative information.
See Abbreviations on page 25.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	13

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statement of Assets and Liabilities
 September 30, 2024  (unaudited)
Franklin U.S. Equity Index ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$ 831,705,288
Cost – Non-controlled affiliates (Note 3c)	584,221
Value – Unaffiliated issuers	$ 1,121,961,555
Value – Non-controlled affiliates (Note 3c)	584,221
Cash	3,137
Receivables:
Capital shares sold	5,025,392
Dividends and interest	572,755
Variation margin on futures contracts	3,498
Deposits with brokers for:
Futures contracts	43,800
Total assets	1,128,194,358
Liabilities:
Payables:
Investment securities purchased	4,991,943
Management fees	27,282
Total liabilities	5,019,225
Net assets, at value	$ 1,123,175,133
Net assets consist of:
Paid-in capital	$ 794,579,505
Total distributable earnings (loss)	328,595,628
Net assets, at value	$ 1,123,175,133
Shares outstanding	22,350,000
Net asset value per share	$50.25
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FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statement of Operations
 for the period ended September 30, 2024  (unaudited)
Franklin U.S. Equity Index ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$ 7,482,720
Non-Controlled affiliates (Note 3c)	33,899
Interest:
Unaffiliated issuers	1,741
Interest from securities loaned (Note 1d):
Unaffiliated issuers (net of fees and rebates)	9,544
Non-Controlled affiliates (Note 3c)	2,158
Total investment income	7,530,062
Expenses:
Management fees (Note 3a)	167,031
Total expenses	167,031
Expenses waived/paid by affiliates (Note 3c)	(325)
Net expenses	166,706
Net investment income	7,363,356
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(1,280,313)
In-kind redemptions	41,495,298
Futures contracts	66,267
Net realized gain (loss)	40,281,252
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	61,795,103
Translation of other assets and liabilities denominated in foreign currencies	440
Futures contracts	(19,516)
Net change in unrealized appreciation (depreciation)	61,776,027
Net realized and unrealized gain (loss)	102,057,279
Net increase (decrease) in net assets resulting from operations	$109,420,635

[a]Foreign taxes withheld on dividends	$1,840
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FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statements of Changes in Net Assets

Franklin U.S. Equity Index ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$ 7,363,356	$ 13,236,120
Net realized gain	40,281,252	26,887,063
Net change in unrealized appreciation (depreciation)	61,776,027	207,357,740
Net increase (decrease) in net assets resulting from operations	109,420,635	247,480,923
Distributions to shareholders (Note 1f)	(7,527,805)	(12,897,623)
Capital share transactions: (Note 2)	(79,884,115)	184,670,434
Net increase (decrease) in net assets	22,008,715	419,253,734
Net assets:
Beginning of period	1,101,166,418	681,912,684
End of period	$ 1,123,175,133	$ 1,101,166,418
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FRANKLIN TEMPLETON ETF TRUST
Notes to Financial Statements (unaudited)
1.  Organization and Significant Accounting Policies
Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. consisting of forty-nine separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946, Financial Services - Investment Companies ("ASC 946"), and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The Fund is an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of Fund corresponding underlying index.
The following summarizes the Fund’s significant accounting policies.
a.  Financial Instrument Valuation
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC).
The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange trade funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual fund are valued at the closing  NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on Fund business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time on September 30, 2024. At September 30, 2024, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”).
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in

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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
1.  Organization and Significant Accounting Policies (continued)
a.  Financial Instrument Valuation (continued)

differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
b.  Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.
Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.
c.  Derivative Financial Instruments
The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Fund attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of agreement. Generally, collateral is determined at the close of Fund business each day and any additional

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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
1.  Organization and Significant Accounting Policies (continued)
c.  Derivative Financial Instruments (continued)

collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities.
See  Note 7 regarding other derivative information.
d.  Securities Lending
The Fund participates in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other fund and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Fund. These securities received as collateral are held in segregated accounts with the Fund’s custodian. The Fund cannot repledge or resell these securities received as collateral. As such, the non-cash collateral is excluded from the Statement of Assets and Liabilities. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.
At September 30, 2024, the Fund had no securities on loan.
e.  Income and Deferred Taxes
It is Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Fund invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
The  Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2024,  Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.
f.  Security Transactions, Investment Income, Expenses and Distributions
Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest Income (including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as

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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
1.  Organization and Significant Accounting Policies (continued)
f.  Security Transactions, Investment Income, Expenses and Distributions (continued)

soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated to the Fund based on the ratio of net assets of Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Fund or by the investment manager, as applicable, according to the terms of the unified management fee agreement.
g.  Accounting Estimates
The preparation of financial statement in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
h.  Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2.  Shares of Beneficial Interest
Shares of the Fund is issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Fund’s shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).
Authorized participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Fund regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Fund.
In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.
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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
2.  Shares of Beneficial Interest (continued)
At September 30, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
	Six Months Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	700,000	$ 32,664,127	7,300,000	$ 283,808,492
Shares redeemed	(2,350,000)	(112,548,242)	(2,400,000)	(99,138,058)
Net increase (decrease)	(1,650,000)	$ (79,884,115)	4,900,000	$ 184,670,434
3.  Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Advisory Services, LLC (FASL)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC (Distributors)	Principal underwriter
a.  Management fees
The Fund pay a unified management fee to FASL whereby FASL has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The fee is calculated daily and paid monthly according to the terms of the management agreement. The Fund pays gross effective investment management fees 0.03% per year on the average daily net assets of the Fund.
Under a  subadvisory agreement, FT Institutional provides subadvisory services to the Fund. The subadvisory fee is paid by FASL based on the Fund’s average daily net assets and is not an additional expense of the Fund.
b.  Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
3.  Transactions with Affiliates (continued)
c.  Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period  ended September 30, 2024, investments in affiliated management investment companies were as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	$1,132,943	$11,859,173	$(12,407,895)	$—	$—	$584,221	584,221	$33,899
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.74%	$93,105	$1,429,915	$(1,523,020)	$—	$—	$—	—	$2,158
Total Affiliated Securities	$1,226,048	$13,289,088	$(13,930,915)	$—	$—	$584,221	584,221	$36,057
d.  Other Affiliated Transactions
At September 30, 2024, the shares of  Franklin U.S. Equity Index ETF were owned by the following entities:
Fund	Shares	Percentage of Outstanding Shares[a]
Franklin U.S. Equity Index ETF
Franklin Growth Allocation Fund	2,510,425	11.2%
Franklin 529 Portfolios	14,159,937	63.4%
	16,670,362	74.6%
[a]Investment activities of significant shareholders could have a material impact on the Fund.
4.  Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2024, the capital loss carryforwards were as follows:
Year Ended March 31, 2024
Capital loss carryforwards not subject to expiration:
Long term	$ 243,691
Short term	2,509,918
Total capital loss carryforwards	$ 2,753,609
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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
4.  Income Taxes (continued)
At September 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Cost of investments	$ 832,568,514
Unrealized appreciation	$ 312,064,118
Unrealized depreciation	(22,086,856)
Net unrealized appreciation (depreciation)	$ 289,977,262
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of in-kind transactions and wash sales.
5.  Investment Transactions
Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the period ended September 30, 2024, $18,874,819 and $18,584,856, respectively.
In-kind transactions associated with creation and redemptions for the period ended September 30, 2024, $32,361,292 and $111,632,740, respectively.
6.  Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion.  The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had no value at September 30, 2024.
7.  Other Derivative Information
At September 30, 2024, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
7.  Other Derivative Information (continued)
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Variation margin on futures contracts	$ 17,229[a]	Variation margin on futures contracts	$ —
[a]This amount reflects the cumulative appreciation (depreciation) of future contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
For the period ended September 30, 2024, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Net Realized Gain (Loss) for the Period	Statement of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$ 66,267	Futures contracts	$ (19,516)
For the period ended September 30, 2024, the average month end notional amount of futures contracts was $1,118,838.
See  Note 1(c) regarding derivative financial instruments.
8.  Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2024, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Franklin U.S. Equity Index ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 1,121,961,555	$ —	$ —[c]	$ 1,121,961,555
Short-Term Investments	584,221	—	—	584,221
Total Investments in Securities	$1,122,545,776	$—	$—	$1,122,545,776
Other Financial Instruments:
Futures Contracts	$ 17,229	$ —	$ —	$ 17,229
[a]For detailed categories, see the accompanying Schedule of Investments.
[b]Includes common and preferred stocks.
[c]Includes financial instruments determined to have no value.
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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
9.  Subsequent Events
The Fund  has evaluated subsequent events through the issuance of these Financial Statements and determined that no events have occurred that require disclosure.
Abbreviations
REIT	Real Estate Investment Trust
SBA	Small Business Administration
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Changes In and Disagreements With Accountants	For the period covered in the report

Not Applicable.
Results of Meeting of Shareholders	For the period covered in the report

Not Applicable.
Remuneration Paid to Directors, Officers, and Others	For the period covered in the report

Not applicable. Remuneration paid to directors, officers and others is included as part of the all-inclusive management fee and not paid directly by the fund.
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Board Approval of Management and Subadvisory Agreements	For the period covered in the report

FRANKLIN TEMPLETON ETF TRUST
Franklin U.S. Equity Index ETF
(Fund)
At an in-person meeting held on May 29, 2024 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisory Services, LLC (Manager) and the Trust, on behalf of the Fund (Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement. The Board also considered that it had approved a new investment sub-advisory agreement between the Manager and Franklin Templeton Institutional, LLC, on behalf of the Fund, that was effective September 11, 2023, for an initial two-year term.
In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to:  (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund, as well as the Fund’s tracking error against a specified benchmark index as of a recent period; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board acknowledged the ongoing integration of the Putnam family of funds into the Franklin  Templeton (FT) family of funds and management’s continued development of strategies to address areas of heightened concern in the registered fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
franklintempleton.com	Semi-Annual Report	27

Board Approval of Management and Subadvisory Agreements	For the period covered in the report (continued)

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund for various time periods ended December 31, 2023. The Board considered the performance returns for the Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe (Performance Universe) selected by  Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board referenced earlier discussions with management on matters related to, among other things, the expansion and rationalization of the overall product line, including investments in novel asset classes, as well as the growth in assets from internal and external clients. In addition, the Board acknowledged information provided regarding management’s strategy to grow market share through the use of innovative data and technology and investments in marketing and distribution.  The Board noted management’s high level of client engagement and the strength of its internal audit and compliance program. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all retail and institutional large-cap core funds and exchange-traded funds. The Fund commenced operations on June 1, 2016, and thus has been in operation for less than 10 years.  The Board noted that the Fund’s annualized total return for the one-year period was 27.16% and was above the Performance Universe median, but for the three- and five-year periods was below the median and in the fifth quintile (worst) of its Performance Universe. The Board noted that, although below the median, the Fund’s annualized total return for the three- and five-year periods was 7.22% and 11.27%, respectively. The Board further noted that, in light of the Fund’s use of a “passive” or indexing investment approach, management evaluates the Fund based on its tracking error against a specified benchmark. The Board also noted that for the one-year period ended December 31, 2023, the Fund’s tracking error was within the tolerance anticipated for the Fund. The Board considered the repositioning of the Fund as a low-cost, market capitalization-weighted, index-based ETF investing in large- and mid-capitalization US stocks which effective August 1, 2022, changed its name, ticker symbol, underlying index, investment universe, investment goal and investment strategies. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio, noting that the Fund pays a Unified Fee (as defined below). The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate), of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by  Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.
The Expense Group for the Fund was comprised of pure index exchange-traded funds, which included the Fund, four other large-cap core funds and two multi-cap core funds. The Board noted that the Management Rate for the Fund was equal to the median of its Expense Group, and the actual total expense ratio for the Fund was below the median of its Expense Group. The Board further noted that the Fund has implemented a unified management fee (Unified Fee) and that pursuant to the Unified Fee arrangement the Manager reimburses the Fund for all of its acquired fund fees and expenses (if any) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s Unified Fee, (ii) future Rule 12b-1 fees, (iii) brokerage expenses, (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft
28	Semi-Annual Report	franklintempleton.com

Board Approval of Management and Subadvisory Agreements	For the period covered in the report (continued)

charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of  FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual Funds during the 12-month period ended September 30, 2023 (the most recent fiscal year-end for FRI). The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run, is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and  counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that the Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of the Manager’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that the Fund will generate significant, if any, profit for the Manager and/or its affiliates for some time. The Board also considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that, as of December 31, 2023, the Fund’s net assets were approximately $1.01 billion. The Board also noted management’s representation that for the fiscal year ended September 30, 2023, the Fund did not experience a profit.  The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.
franklintempleton.com	Semi-Annual Report	29

© 2024 Franklin Templeton Investments. All rights reserved.
USPX-SFSOI 11/24

Franklin FTSE
Russia ETF
Financial Statements and Other Important Information
Semi-Annual	September 30, 2024

Semi-Annual Report	franklintempleton.com

Franklin Templeton ETF Trust
Financial Highlights
Franklin FTSE Russia ETF
	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$0.01[a]	$0.01[a]	$—[b]	$26.98	$18.91	$23.37
Income from investment operations[c]:
Net investment income (loss)[d]	(—)[b]	—[b]	—[b]	1.68	1.41	1.73
Net realized and unrealized gains (losses)	—[b]	—[b]	0.01[a]	(27.28)	8.34	(4.44)
Total from investment operations	—[b]	—[b]	0.01[a]	(25.60)	9.75	(2.71)
Less distributions from net investment income	—	—	—	(1.38)	(1.68)	(1.75)
Net asset value, end of period	$0.01[a]	$0.01[a]	$0.01[a]	$—[b]	$26.98	$18.91
Total return[e]	(0.92)%[f]	1.52%[g]	73.56%[h]	(100.00)%	52.27%	(13.90)%
Ratios to average net assets[i]
Expenses before waiver and payments by affiliates	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%
Expenses net of waiver and payments by affiliates	—%	—%	—%	0.19%	0.19%	0.19%
Net investment income (loss)	(1.85)%	1.52%	49.38%[j]	6.19%	6.02%	6.49%
Supplemental data
Net assets, end of period (000’s)	$5	$5	$5	$3	$10,794	$13,240
Portfolio turnover rate[k]	—%[l]	—%[l]	—%[l]	20.45%[l]	18.82%[l]	15.74%[l]
[a]Actual amount less than $0.01 per share. Amount shown reflects effect of rounding.
[b]Amount rounds to less than $0.005 per share.
[c]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[d]Based on average daily shares outstanding.
[e]Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
[f]The amount shown above reflects the Fund’s unrounded NAV per share decreasing from $0.005946 as of March 31, 2024 to $0.005891 as of September 30, 2024.
[g]The amount shown above reflects the Fund’s unrounded NAV per share increasing from $0.005857 as of March 31, 2023 to $0.005946 as of March 31, 2024.
[h]The amount shown above reflects the Fund’s unrounded NAV per share increasing from $0.003378 as of March 31, 2022 to $0.005857 as of March 31, 2023.
[i]Ratios are annualized for periods less than one year.
[j]47.52% of this amount represents income from refunds of foreign tax withheld included in net investment income.
[k]Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash ("Cash creations").
[l]Portfolio turnover rate excluding cash creations was as follows:	—	—	—	20.45%	18.82%	15.74%
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	1

Franklin Templeton ETF Trust
Schedule of Investments, September 30, 2024 (unaudited)
Franklin FTSE Russia ETF
		Industry	Shares	Value
	Common Stocks 0.0%
[a,b,c]	Russia 0.0%
	Aeroflot PJSC	Passenger Airlines	174,496	$ —
	Alrosa PJSC	Metals & Mining	361,232	—
	Credit Bank of Moscow PJSC	Banks	2,127,840	—
	Federal Grid Co-Rosseti PJSC	Electric Utilities	80,095,477	—
	Gazprom PJSC	Oil, Gas & Consumable Fuels	981,872	—
	GMK Norilskiy Nickel PAO	Metals & Mining	288,800	—
	Inter RAO UES PJSC	Electric Utilities	6,229,280	—
	LUKOIL PJSC	Oil, Gas & Consumable Fuels	36,048	—
	M.Video PJSC	Specialty Retail	8,000	—
	Magnit PJSC	Consumer Staples Distribution & Retail	8,112	—
	Magnitogorsk Iron & Steel Works PJSC	Metals & Mining	370,640	—
	Mobile TeleSystems PJSC	Wireless Telecommunication Services	147,584	—
	Moscow Exchange MICEX-RTS PJSC	Capital Markets	253,248	—
	Mosenergo PJSC	Electric Utilities	1,418,704	—
	Novatek PJSC	Oil, Gas & Consumable Fuels	47,472	—
	Novolipetsk Steel PJSC	Metals & Mining	200,944	—
	PhosAgro PJSC	Chemicals	6,208	—
	Polyus PJSC	Metals & Mining	3,504	—
	Raspadskaya OJSC	Metals & Mining	10,720	—
	Rosneft Oil Co. PJSC	Oil, Gas & Consumable Fuels	92,320	—
	Rostelecom PJSC	Diversified Telecommunication Services	165,056	—
	RusHydro PJSC	Electric Utilities	20,149,712	—
	Sberbank of Russia PJSC	Banks	959,968	—
[d]	Segezha Group PJSC	Paper & Forest Products	666,096	—
	Severstal PAO	Metals & Mining	27,744	—
	Sistema AFK PAO	Wireless Telecommunication Services	499,664	—
	Sovcomflot PJSC	Oil, Gas & Consumable Fuels	72,128	—
	Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	634,480	—
	Tatneft PJSC	Oil, Gas & Consumable Fuels	105,552	—
	Unipro PJSC	Independent Power Producers & Energy Traders	1,811,376	—
	United Co. RUSAL International PJSC	Metals & Mining	447,600	—
	VTB Bank PJSC	Banks	177,271	—
	Total Common Stocks (Cost $21,363,101)			—
	Preferred Stocks 0.0%
[a,b,c]	Russia 0.0%
	Bashneft PJSC, pfd.	Oil, Gas & Consumable Fuels	3,392	—
	Surgutneftegas PJSC, pfd.	Oil, Gas & Consumable Fuels	682,080	—
	Tatneft PJSC, pfd.	Oil, Gas & Consumable Fuels	10,416	—
	Transneft PJSC, pfd.	Oil, Gas & Consumable Fuels	27,600	—
	Total Preferred Stocks (Cost $1,113,686)			—
	Total Investments (Cost $22,476,787) 0.0%			—
	Other Assets, less Liabilities 100.0%			4,719
	Net Assets 100.0%			$ 4,719
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
[c]See Note 6 regarding investments in Russian securities.
[d]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2024, the value of was $0, representing 0.0% of net assets.

2	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statement of Assets and Liabilities
 September 30, 2024 (unaudited)
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$ 22,476,787
Value – Unaffiliated issuers	$ —
Cash	4,719
Total assets	4,719
Liabilities:
Total liabilities	—
Net assets, at value	$ 4,719
Net assets consist of:
Paid-in capital	$ 23,214,723
Total distributable earnings (loss)	(23,210,004)
Net assets, at value	$ 4,719
Shares outstanding	800,000
Net asset value per share	$0.01[a]

[a]Actual amount less than $0.01 per share. Amount shown reflects effect of rounding.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	3

FRANKLIN TEMPLETON ETF TRUST
FINANCIAL STATEMENTS
Statement of Operations
 for the period ended September 30, 2024  (unaudited)
Investment income:
Other income[a]	$ (44)
Total investment income	(44)
Expenses:
Management fees (Note 3a)	5
Total expenses	5
Expenses waived/paid by affiliates (Note 3a)	(5)
Net investment income	(44)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation) on:
Investments:
Net change in unrealized appreciation (depreciation)	—
Net realized and unrealized gain (loss)	—
Net increase (decrease) in net assets resulting from operations	$(44)

[a]Includes reversal of receivable related to the prior year ended March 2023 in the current reporting period.
4	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Templeton ETF Trust
Financial Statements
Statements of Changes in Net assets

	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$ (44)	$ 72
Net increase (decrease) in net assets resulting from operations	(44)	72
Net increase (decrease) in net assets	(44)	72
Net assets:
Beginning of period	4,763	4,691
End of period	$ 4,719	$ 4,763
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semi-Annual Report	5

Franklin Templeton ETF Trust
Financial Statements
Statement of Cash Flows
 for the period ended September 30, 2024
Franklin FTSE Russia ETF
Cash Flows from Operating Activities
Net decrease in net assets resulting from operations	$ (44)
Decrease in miscellaneous receivable	164
Net cash provided by operating activities	120
Cash Flows from Financing Activities
Net change in cash	120
Cash/(bank overdraft) at beginning of period	4,599
Cash at end of period	$4,719

6	Semi-Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST
Notes to Financial Statements (unaudited)
1.  Organization and Significant Accounting Policies
Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company consisting of forty-nine separate funds, one of which is included in this report (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946, Financial Services - Investment Companies ("ASC 946"). The Fund seeks to provide the investment results that closely correspond, before fees and expenses, to the performance of the Fund’s underlying index.
The following summarizes the Fund’s significant accounting policies.
a.  Financial Instrument Valuation
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance  policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board  has designated the Fund’s investment manager as the valuation designee and has  responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC).
The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time.   In order to minimize the potential for these differences, an independent pricing service may be used to adjust the Fund’s portfolio securities to the latest indications of fair value at 4 p.m.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
b.  Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies

franklintempleton.com	Semi-Annual Report	7

FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
1.  Organization and Significant Accounting Policies (continued)
b.  Foreign Currency Translation (continued)

against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures approved by the Board.
The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.
Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.
c.  Derivative Financial Instruments
During the six months ended September 30, 2024, the Fund did not invest in derivative instruments.
d.  Income and Deferred Taxes
It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Fund invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invest. When a capital gain tax is determined to apply, Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2024, the  Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.
e.  Security Transactions, Investment Income, Expenses and Distributions
Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income (including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated to the Fund based on the ratio of net assets of Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the

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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
1.  Organization and Significant Accounting Policies (continued)
e.  Security Transactions, Investment Income, Expenses and Distributions (continued)

expense. These expenses are paid by the Fund or by the investment manager, as applicable, according to the terms of the unified management fee agreement.
f.  Accounting Estimates
The preparation of financial statement in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
g.  Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2.  Shares of Beneficial Interest
Shares of the Fund are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Fund’s shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).
Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Fund regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Fund.
In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.
At September 30, 2024, there were an unlimited number of shares authorized (without par value). Effective March 1, 2022, the Fund suspended new creations of its shares in light of ongoing issues related to Russia’s invasion of Ukraine. In addition, effective March 4, 2022, NYSE Arca halted trading of the Fund. On December 23, 2022, the SEC granted exemptive relief to the Fund permitting the Fund to suspend the right of redemption with respect to shares of the Fund and, if necessary, postpone the date of payment of redemption proceeds with respect to redemption orders received but not yet paid until the Fund completes the liquidation of its portfolio and distributes all its assets to remaining  shareholders. The Fund was delisted from NYSE Arca effective December 27, 2022.
3.  Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
3.  Transactions with Affiliates (continued)
Subsidiary	Affiliation
Franklin Advisory Services, LLC (FASL)	Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC (Distributors)	Principal underwriter
a.  Management fees
The Fund pays a unified management fee to FASL whereby FASL has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. Effective March 1, 2022, FASL implemented a waiver of its management fee for the Fund, which will continue in effect while the Fund liquidates. The Fund’s contractual unified management fee is 0.19% per year on the average daily net assets of the Fund. FASL waived its management fee for the period.
Under a subadvisory agreement, FT Institutional provides subadvisory services to the Fund. The subadvisory fee is paid by FASL based on the Fund’s average daily net assets and is not an additional expense of the Fund.
b.  Administrative Fees
Under an agreement with FASL, FT Services provides administrative services to the Fund. The fee is paid by FASL based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
4.  Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains. At March 31, 2024, the capital loss carryforwards were as follows:
Year Ended March 31, 2024
Capital loss carryforwards not subject to expiration:
Long term	$ 313,328
Short term	235,236
Total capital loss carryforwards	$ 548,564
At September 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Cost of investments	$ 22,661,468
Unrealized appreciation	$ —
Unrealized depreciation	(22,661,468)
Net unrealized appreciation (depreciation)	$ (22,661,468)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to wash sales.
5.  Investment Transactions
There were no purchases and sales of investments for the period ended September 30, 2024.
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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
6.  Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict has increased volatility and uncertainty in the financial markets and adversely affected the Fund. The United States and other countries and certain international organizations have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to Russia’s invasion of Ukraine. These sanctions froze certain Russian assets and prohibited, among other things, trading in certain Russian securities and doing business with specific Russian corporate entities, large financial institutions, officials and oligarchs. The sanctions also included the removal of some Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic network that connects banks globally, and imposed restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. A number of large corporations and U.S. states also announced plans to divest interests or otherwise curtail business dealings with certain Russian businesses. In response, the government of Russia imposed capital controls to restrict movements of capital entering and exiting the country. These sanctions and any additional sanctions or other intergovernmental actions that may be undertaken against Russia may result in the devaluation of the Russian currency and a downgrade in the country’s credit rating. Ongoing developments related to the war have caused and may continue to cause severe declines in the value and liquidity of Russian securities. As a result, the Fund’s ability to price, buy, sell, receive or deliver Russian investments has been severely impaired. For example, the Fund may be prohibited from investing in or acquiring securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in companies operating in or having dealings with Russia, which would prevent the Fund from selling or delivering these investments. Further, any exposure that the Fund may have to Russian counterparties could negatively impact the Fund’s portfolio. The liquidation of Fund assets during this time may also result in the Fund receiving substantially lower prices for its securities. The extent and duration of Russia’s military actions and the repercussions of such actions are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events have adversely affected the value and liquidity of the Fund’s holdings and may continue to significantly impact the Fund’s performance and the value of an investment in the Fund. These as well as any other consequences to Russia, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on the Russian government, companies or individuals, along with any retaliatory actions or countermeasures that may be taken by Russia (including cyberattacks on other governments, corporations or individuals), may further decrease the value and liquidity of Russian securities. Additionally, due to current and potential future sanctions or market closures impacting the ability to trade or transfer Russian securities, the Fund may experience higher transaction costs. During this time, the Fund will not meet its investment goal and will experience significant tracking error. These circumstances could also have adverse tax, regulatory and/or other consequences to the Fund.
At September 30, 2024, the Franklin FTSE Russia ETF had 100% of its security holdings invested in securities with significant economic risk or exposure to Russia. The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had no value at September 30, 2024.
7.  Plan of Liquidation
Russia’s large-scale invasion of Ukraine on February 24, 2022 has led to economic sanctions on certain Russian individuals and Russian corporate and banking entities, the imposition of capital controls in Russia, and the closure of Russian securities markets. Previously, on March 1, 2022, the Fund suspended new creations of its shares in light of circumstances involving Russia and Ukraine and trading in the Fund was halted by the Fund’s listing exchange, NYSE Arca, Inc. (“NYSE Arca”), prior to market open on March 4, 2022. All of the Fund’s security holdings had significant economic risk or exposure to Russia. The Fund fair valued all Russian equity securities at $0 as of September 30, 2024, such securities continue to be fair valued at $0).
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FRANKLIN TEMPLETON ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
7.  Plan of Liquidation (continued)
Accordingly, as of   September 30, 2024, the Fund’s portfolio is comprised of Russian equity securities (currently fair valued at $0 as noted above) and USD cash.
On July 20, 2022, the Board of Trustees of the Trust (the “Board”) unanimously voted to close and liquidate the Fund, contingent on receiving any necessary relief from the U.S. Securities and Exchange Commission (“SEC”). On December 23, 2022, the SEC granted exemptive relief to the Fund permitting the Fund to suspend the right of redemption with respect to shares of the Fund and, if necessary, postpone the date of payment of redemption proceeds with respect to redemption orders received but not yet paid until the Fund completes the liquidation of its portfolio and distributes all its assets to remaining shareholders. The Fund was delisted from NYSE Arca effective December 27, 2022.
The Fund is in the process of liquidating its assets and winding up its business pursuant to a plan of liquidation. The Fund may make one or more liquidating distributions. It is possible that the liquidation of the Fund will take an extended period of time if circumstances involving Russian securities do not improve. While the Fund is in the process of liquidating its portfolio, the Fund will hold cash and securities that may not be consistent with the Fund’s investment goal and strategies. Additionally, the Fund’s underlying index was discontinued effective February 28, 2024. Furthermore, because of the delisting of the Fund by NYSE Arca and the liquidation of the Fund, the Fund is no longer an exchange-traded fund. Upon payment of the final liquidating distribution, it is anticipated that the Fund will be terminated.
The Fund may be terminated at any time, at the discretion of the Board, even if not all of the Russian securities have been sold. Due to the uncertainty involved, there can be no assurance that shareholders will receive any liquidating distribution relating to any unsold Russian securities.
8.  Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2024, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Franklin FTSE Russia ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ —	$ —	$ —[c]	$ —
[a]For detailed categories, see the accompanying Schedules of Investments.
[b]Includes common and preferred stocks, warrants, as well as other equity investments.
[c]Includes financial instruments determined to have no value.
9.  Subsequent Events
The Fund  has evaluated subsequent events through the issuance of these Financial Statements and determined that no events have occurred that require disclosure.
12	Semi-Annual Report	franklintempleton.com

Changes In and Disagreements With Accountants	For the period covered in the report

Not Applicable.
Results of Meeting of Shareholders	For the period covered in the report

Not Applicable.
Remuneration Paid to Directors, Officers, and Others	For the period covered in the report

Not applicable. Remuneration paid to directors, officers and others is included as part of the all-inclusive management fee and not paid directly by the fund.
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Board Approval of Management and Subadvisory Agreements	For the period covered in the report

FRANKLIN TEMPLETON ETF TRUST
Franklin FTSE Russia ETF
(Fund)
At an in-person meeting held on May 29, 2024 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisory Services, LLC (Manager) and the Trust, on behalf of the Fund (Management Agreement) for an additional one-year period pending the liquidation of the Fund. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement. The Board also considered that it had previously approved a new investment sub-advisory agreement between the Manager and Franklin Templeton Institutional, LLC, on behalf of the Fund, that was effective September 11, 2023, for an initial two-year term.
In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager with respect to the Manager’s ongoing efforts to liquidate the remaining holdings in the Fund’s portfolio.   The Board also considered, among other things, that (i) the Fund had been delisted by NYSE Arca, Inc. (NYSE Arca) in connection with the pending liquidation of the Fund and that trading in the Fund on NYSE Arca had been halted since March 4, 2022; (ii) the Fund had no tracking error information for 2023 in light of its pending liquidation and that the Fund’s underlying index was discontinued as of February 28, 2024; (iii) the Manager has implemented a voluntary waiver of its unified management fee for the Fund; and (iv) as of December 31, 2023, the Fund had net assets below $5,000 in light of the pending liquidation.
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period in light of the pending liquidation of the Fund.
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© 2024 Franklin Templeton Investments. All rights reserved.
FLRU-SFSOI 11/24

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSRS, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)	Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is reasonably likely to materially affect the internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANY.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Vivek pai, Chief Financial Officer, Chief Accounting Officer and Treasurer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Vivek pai, Chief Financial Officer, Chief Accounting Officer and Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

FRANKLIN TEMPLETON ETF TRUST

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	November 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	November 22, 2024

By:	/s/ Vivek Pai
Vivek Pai
Chief Financial Officer and Chief Accounting Officer and Treasurer

Date:	November 22, 2024